OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22127

Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 64.5%
CONSUMER DISCRETIONARY 8.2%
Auto Components 0.7%
Delphi Automotive PLC (a)	47,075	$1,459,325
Johnson Controls, Inc.	162,966	4,465,268
Total		5,924,593
Hotels, Restaurants & Leisure 1.1%
McDonald’s Corp.	61,800	5,670,150
Wynn Resorts Ltd.	34,945	4,034,051
Total		9,704,201
Media 3.6%
Comcast Corp., Class A	244,864	8,758,785
DIRECTV (a)	106,758	5,600,525
Discovery Communications, Inc., Class A (a)	93,210	5,558,112
Viacom, Inc., Class B	212,766	11,402,130
Total		31,319,552
Multiline Retail 0.9%
Target Corp.	122,382	7,767,585
Specialty Retail 1.3%
Home Depot, Inc. (The)	117,782	7,110,500
Lowe’s Companies, Inc.	144,293	4,363,420
Total		11,473,920
Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	58,280	5,531,355
TOTAL CONSUMER DISCRETIONARY		71,721,206
CONSUMER STAPLES 6.7%
Beverages 1.9%
Diageo PLC, ADR	48,236	5,437,644
PepsiCo, Inc.	158,164	11,193,267
Total		16,630,911
Food & Staples Retailing 1.0%
CVS Caremark Corp.	181,293	8,778,207
Food Products 1.2%
Mondelez International, Inc.	252,644	10,446,829
Household Products 1.1%
Procter & Gamble Co. (The)	138,021	9,573,137

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 1.5%
Philip Morris International, Inc.	146,817	$13,204,721
TOTAL CONSUMER STAPLES		58,633,805
ENERGY 7.4%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	72,043	3,258,505
Halliburton Co.	230,680	7,771,609
National Oilwell Varco, Inc.	40,210	3,221,223
Weatherford International Ltd. (a)	178,745	2,266,487
Total		16,517,824
Oil, Gas & Consumable Fuels 5.5%
Apache Corp.	44,016	3,806,064
Chevron Corp.	112,766	13,144,005
ConocoPhillips	127,011	7,262,489
Devon Energy Corp.	97,127	5,876,183
Exxon Mobil Corp.	166,627	15,238,039
Noble Energy, Inc.	30,373	2,815,881
Total		48,142,661
TOTAL ENERGY		64,660,485
FINANCIALS 10.4%
Capital Markets 3.2%
BlackRock, Inc.	41,385	7,378,945
Goldman Sachs Group, Inc. (The)	42,282	4,806,618
Invesco Ltd.	224,762	5,616,802
Morgan Stanley	237,878	3,982,078
State Street Corp.	138,362	5,805,670
Total		27,590,113
Commercial Banks 1.5%
Wells Fargo & Co.	384,179	13,265,701
Diversified Financial Services 2.2%
Citigroup, Inc.	250,662	8,201,661
JPMorgan Chase & Co.	283,568	11,478,832
Total		19,680,493
Insurance 3.5%
Aon PLC	208,058	10,879,353
Berkshire Hathaway, Inc., Class B (a)	221,078	19,499,079
Total		30,378,432
TOTAL FINANCIALS		90,914,739

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 9.4%
Biotechnology 0.7%
Celgene Corp. (a)	76,601	$5,852,316
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	119,744	7,215,774
Covidien PLC	108,246	6,431,977
Total		13,647,751
Health Care Providers & Services 2.1%
Cardinal Health, Inc.	79,653	3,104,078
CIGNA Corp.	111,102	5,240,681
Express Scripts Holding Co. (a)	120,475	7,550,168
Humana, Inc.	41,231	2,892,355
Total		18,787,282
Pharmaceuticals 5.0%
Abbott Laboratories	134,892	9,248,196
Johnson & Johnson	228,247	15,728,501
Merck & Co., Inc.	152,953	6,898,180
Pfizer, Inc.	465,530	11,568,420
Total		43,443,297
TOTAL HEALTH CARE		81,730,646
INDUSTRIALS 6.6%
Aerospace & Defense 1.3%
Honeywell International, Inc.	98,915	5,910,171
United Technologies Corp.	68,685	5,377,349
Total		11,287,520
Air Freight & Logistics 0.4%
FedEx Corp.	40,317	3,411,625
Commercial Services & Supplies 1.2%
Tyco International Ltd.	189,472	10,659,695
Industrial Conglomerates 1.4%
General Electric Co.	530,420	12,045,838
Machinery 0.9%
Eaton Corp.	56,265	2,659,084
Stanley Black & Decker, Inc.	70,226	5,354,732
Total		8,013,816
Professional Services 0.8%
Nielsen Holdings NV (a)	218,176	6,540,916

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.6%
Union Pacific Corp.	44,937	$5,334,022
TOTAL INDUSTRIALS		57,293,432
INFORMATION TECHNOLOGY 13.4%
Communications Equipment 1.2%
QUALCOMM, Inc.	162,752	10,170,373
Computers & Peripherals 4.3%
Apple, Inc.	46,523	31,042,937
EMC Corp. (a)	251,679	6,863,286
Total		37,906,223
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	324,960	4,273,224
Internet Software & Services 3.2%
eBay, Inc. (a)	209,018	10,118,561
Google, Inc., Class A (a)	22,988	17,344,446
Total		27,463,007
IT Services 2.3%
International Business Machines Corp.	46,660	9,679,617
Mastercard, Inc., Class A	22,412	10,118,570
Total		19,798,187
Office Electronics 0.3%
Xerox Corp.	401,288	2,945,454
Semiconductors & Semiconductor Equipment 0.2%
Skyworks Solutions, Inc. (a)	85,382	2,012,027
Software 1.4%
Electronic Arts, Inc. (a)	88,058	1,117,456
Microsoft Corp.	383,746	11,427,956
Total		12,545,412
TOTAL INFORMATION TECHNOLOGY		117,113,907
MATERIALS 1.4%
Chemicals 0.8%
Celanese Corp., Class A	66,109	2,506,192
Dow Chemical Co. (The)	73,949	2,141,563
EI du Pont de Nemours & Co.	43,885	2,206,099
Total		6,853,854

Issuer		Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.		125,222	$4,956,287
TOTAL MATERIALS			11,810,141
TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Sprint Nextel Corp. (a)		742,560	4,098,931
Vodafone Group PLC, ADR		157,087	4,476,194
Total			8,575,125
TOTAL TELECOMMUNICATION SERVICES			8,575,125
Total Common Stocks (Cost: $479,512,063)			$562,453,486

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.4%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	78,000	$77,610
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	83,000	85,905
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	58,000	62,857
03/15/21	7.125%	23,000	24,754
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	183,000	197,640
L-3 Communications Corp.
02/15/21	4.950%	800,000	891,641
Total			1,340,407
Automotive 0.1%
Allison Transmission, Inc. (b)
05/15/19	7.125%	50,000	53,750
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	13,000	13,780
06/15/21	8.250%	85,000	90,525
Delphi Corp.
05/15/21	6.125%	17,000	18,827
05/15/19	5.875%	45,000	48,600
Lear Corp.
03/15/18	7.875%	73,000	80,300
03/15/20	8.125%	12,000	13,620

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Schaeffler Finance BV Senior Secured (b)
02/15/19	8.500%	$70,000	$77,875
Visteon Corp.
04/15/19	6.750%	151,000	158,550
Total			555,827
Banking 2.0%
Abbey National Treasury Services PLC Bank Guaranteed (c)
04/25/14	2.028%	1,175,000	1,162,919
BB&T Corp. Senior Unsecured (c)
04/28/14	1.147%	1,100,000	1,106,798
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,365,000	1,574,772
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,200,000	1,497,424
Capital One Financial Corp. Senior Unsecured
09/15/17	6.750%	650,000	796,119
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,365,000	1,615,910
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,150,000	1,335,433
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	960,000	1,109,029
ING Bank NV Senior Unsecured (b)(c)
09/25/15	2.009%	1,110,000	1,112,909
KeyCorp Senior Unsecured
03/24/21	5.100%	1,000,000	1,169,406
Lloyds TSB Bank PLC Bank Guaranteed
01/21/21	6.375%	1,000,000	1,226,089
Morgan Stanley Senior Unsecured
04/01/18	6.625%	915,000	1,051,280
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	53,000	60,420
U.S. Bank Subordinated Notes (c)
04/29/20	3.778%	1,450,000	1,540,222

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Wachovia Corp. Subordinated Notes
08/01/14	5.250%	$1,175,000	$1,262,978
Total			17,621,708
Brokerage —%
E*Trade Financial Corp. Senior Unsecured
11/30/17	12.500%	110,000	124,988
Nuveen Investments, Inc. Senior Unsecured (b)
10/15/20	9.500%	46,000	45,770
Total			170,758
Building Materials —%
Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	59,000	64,605
Gibraltar Industries, Inc.
12/01/15	8.000%	44,000	44,990
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	57,000	57,713
Nortek, Inc.
12/01/18	10.000%	8,000	8,840
04/15/21	8.500%	48,000	51,120
Total			227,268
Chemicals 0.2%
Ashland, Inc. Senior Unsecured (b)
08/15/22	4.750%	33,000	33,743
Celanese U.S. Holdings LLC
06/15/21	5.875%	54,000	60,480
Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	575,000	761,815
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	50,000	50,875
Huntsman International LLC
03/15/21	8.625%	33,000	37,785
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	65,000	72,963
Koppers, Inc.
12/01/19	7.875%	12,000	13,170
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	255,000	290,700
04/15/24	5.750%	131,000	149,012

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
MacDermid, Inc. (b)
04/15/17	9.500%	$83,000	$86,735
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	2,000	2,270
Nufarm Australia Ltd. (b)(d)
10/15/19	6.375%	15,000	15,000
Polypore International, Inc.
11/15/17	7.500%	75,000	80,812
Rockwood Specialties Group, Inc.
10/15/20	4.625%	103,000	104,545
Total			1,759,905
Construction Machinery 0.2%
CNH Capital LLC (b)
11/01/16	6.250%	79,000	85,814
Case New Holland, Inc.
12/01/17	7.875%	106,000	124,285
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	1,130,000	1,166,979
Columbus McKinnon Corp.
02/01/19	7.875%	49,000	52,185
Manitowoc Co., Inc. (The)
11/01/20	8.500%	47,000	52,581
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	77,000	78,347
UR Merger Sub Corp.
12/15/19	9.250%	78,000	87,555
Senior Unsecured
11/15/19	10.250%	38,000	43,320
02/01/21	8.250%	42,000	46,095
UR Merger Sub Corp. (b)
04/15/22	7.625%	89,000	97,455
Secured
07/15/18	5.750%	43,000	45,258
Total			1,879,874
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.375%	64,000	68,320
Consumer Products 0.1%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	700,000	713,765

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Libbey Glass, Inc. Senior Secured (b)
05/15/20	6.875%	$23,000	$24,840
Serta Simmons Holdings LLC Senior Notes (b)(d)
10/01/20	8.125%	67,000	67,838
Spectrum Brands, Inc. (b)
03/15/20	6.750%	74,000	76,405
Total			882,848
Diversified Manufacturing 0.1%
Actuant Corp.
06/15/22	5.625%	31,000	32,162
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	82,000	88,970
Tomkins LLC/Inc. Secured
10/01/18	9.000%	40,000	44,600
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	650,000	692,656
Total			858,388
Electric 1.0%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	129,000	147,060
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	750,000	809,689
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	70,000	79,456
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	136,000	147,560
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	575,000	704,803
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	800,000	885,181
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	760,000	904,178
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	58,000	65,830

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	$585,000	$728,058
Nevada Power Co.
08/01/18	6.500%	605,000	772,454
Ohio Edison Co. Senior Unsecured
07/15/36	6.875%	575,000	756,275
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	700,000	894,407
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	835,000	965,034
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	675,000	713,033
Total			8,573,018
Entertainment 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	5,000	5,631
06/01/19	8.750%	56,000	61,740
Cinemark U.S.A., Inc
06/15/21	7.375%	12,000	13,350
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (e)(f)
07/01/15	9.300%	512,819	512,819
Total			593,540
Environmental —%
Clean Harbors, Inc. (b)
08/01/20	5.250%	56,000	57,680
Food and Beverage 0.2%
Aramark Holdings Corp. Senior Unsecured PIK (b)
05/01/16	8.625%	19,000	19,475
Bacardi Ltd. (b)
04/01/14	7.450%	150,000	164,457
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	975,000	982,677
Kraft Foods Group, Inc. (b)
06/06/22	3.500%	850,000	898,103
Total			2,064,712

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming 0.1%
Caesars Entertainment Operating Co., Inc. Senior Secured (b)
02/15/20	8.500%	$62,000	$62,000
MGM Resorts International
03/01/18	11.375%	61,000	71,980
Senior Secured
03/15/20	9.000%	64,000	71,360
MGM Resorts International (b)
10/01/20	6.750%	6,000	6,000
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	7,000	7,840
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	88,000	102,080
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	8,000	8,780
Senior Secured
10/01/20	6.535%	98,000	105,381
Seneca Gaming Corp. (b)
12/01/18	8.250%	61,000	64,050
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	27,000	24,030
Total			523,501
Gas Distributors 0.1%
Sempra Energy Senior Unsecured
10/01/22	2.875%	650,000	657,792
Gas Pipelines 0.5%
El Paso LLC
Senior Unsecured
09/15/20	6.500%	184,000	207,000
01/15/32	7.750%	51,000	59,396
06/01/18	7.250%	13,000	15,015
Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	725,000	836,599
Enterprise Products Operating LLC
02/01/41	5.950%	500,000	591,462
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	69,000	72,277
06/15/22	6.250%	59,000	62,835
NiSource Finance Corp.
09/15/20	5.450%	600,000	706,203
Regency Energy Partners LP/Corp. (d)
04/15/23	5.500%	45,000	45,506
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	87,000	93,090
12/01/18	6.875%	58,000	61,988

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	$585,000	$686,395
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	255,000	259,781
Tesoro Logistics LP/Finance Corp. Senior Notes (b)
10/01/20	5.875%	38,000	38,950
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	700,000	851,214
Total			4,587,711
Health Care 0.5%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	11,649	12,406
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	82,000	86,510
Biomet, Inc. (b)
08/01/20	6.500%	65,000	67,356
Senior Subordinated Notes
10/01/20	6.500%	45,000	44,100
Biomet, Inc. (b)(d)
08/01/20	6.500%	62,000	64,248
CHS/Community Health Systems, Inc.
11/15/19	8.000%	73,000	80,117
07/15/20	7.125%	68,000	72,548
Senior Secured
08/15/18	5.125%	76,000	78,850
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	625,000	711,122
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	111,000	120,435
DaVita, Inc.
08/15/22	5.750%	58,000	60,320
Emdeon, Inc. (b)
12/31/19	11.000%	72,000	81,720
Express Scripts Holding Co.
06/15/14	6.250%	625,000	680,809
Fresenius Medical Care U.S. Finance, Inc. (b)
02/15/21	5.750%	43,000	45,795
09/15/18	6.500%	52,000	58,630
HCA Holdings, Inc. Senior Unsecured
05/15/21	7.750%	48,000	52,320
HCA, Inc.
02/15/22	7.500%	71,000	80,407

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Senior Secured
09/15/20	7.250%	$156,000	$174,720
Health Management Associates, Inc. (b)
01/15/20	7.375%	72,000	78,120
HealthSouth Corp.
02/15/20	8.125%	48,000	53,520
09/15/22	7.750%	3,000	3,278
11/01/24	5.750%	8,000	8,140
Hologic, Inc. (b)
08/01/20	6.250%	23,000	24,380
Hospira, Inc. Senior Unsecured
03/30/17	6.050%	550,000	635,961
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	120,000	114,600
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (b)
11/01/18	10.500%	30,000	31,725
Multiplan, Inc. (b)
09/01/18	9.875%	107,000	118,770
PSS World Medical, Inc.
03/01/22	6.375%	12,000	12,765
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	61,000	66,795
Physiotherapy Associates Holdings, Inc. Senior Unsecured (b)
05/01/19	11.875%	30,000	30,525
Radnet Management, Inc.
04/01/18	10.375%	26,000	26,260
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	41,000	41,513
STHI Holding Corp. Secured (b)
03/15/18	8.000%	37,000	39,405
Tenet Healthcare Corp. Senior Unsecured
08/01/20	8.000%	43,000	46,171
Truven Health Analytics, Inc. Senior Unsecured (b)
06/01/20	10.625%	31,000	33,480
United Surgical Partners International, Inc. (b)
04/01/20	9.000%	35,000	37,975
Universal Hospital Services, Inc. Secured (b)
08/15/20	7.625%	20,000	20,850
VWR Funding, Inc. (b)
09/15/17	7.250%	24,000	24,870
Vanguard Health Holding Co. II LLC/Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
02/01/18	8.000%	$84,000	$89,670
02/01/19	7.750%	43,000	45,741
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/19	7.750%	24,000	25,560
Total			4,182,487
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	59,000	68,920
WellPoint, Inc. Senior Unsecured
01/15/23	3.300%	585,000	591,687
Total			660,607
Home Construction —%
Beazer Homes USA, Inc.
05/15/19	9.125%	21,000	21,105
KB Home
03/15/20	8.000%	30,000	33,225
Meritage Homes Corp.
04/01/22	7.000%	24,000	25,680
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	60,000	66,900
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	16,000	17,040
Taylor Morrison Communities, Inc./Monarch (b)
04/15/20	7.750%	51,000	54,315
Total			218,265
Independent Energy 0.8%
Antero Resources Finance Corp.
08/01/19	7.250%	14,000	15,155
12/01/17	9.375%	4,000	4,420
Canadian Natural Resources Ltd. Senior Unsecured
05/15/17	5.700%	775,000	921,098
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	75,000	80,437
Chaparral Energy, Inc.
10/01/20	9.875%	40,000	45,200
Chaparral Energy, Inc. (b)
11/15/22	7.625%	16,000	17,200
Chesapeake Energy Corp.
02/15/21	6.125%	156,000	157,170
08/15/20	6.625%	26,000	26,845
11/15/20	6.875%	40,000	42,200
Cimarex Energy Co.
05/01/22	5.875%	38,000	40,090
Comstock Resources, Inc.
06/15/20	9.500%	68,000	73,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Concho Resources, Inc.
01/15/21	7.000%	$176,000	$197,120
04/01/23	5.500%	18,000	18,810
Continental Resources, Inc.
04/01/21	7.125%	88,000	99,220
10/01/19	8.250%	3,000	3,375
09/15/22	5.000%	130,000	135,525
Continental Resources, Inc. (b)
09/15/22	5.000%	81,000	84,645
EP Energy LLC/Everest Acquisition Finance, Inc. (b)
09/01/22	7.750%	10,000	10,200
EP Energy LLC/Finance, Inc. (b)
Senior Secured
05/01/19	6.875%	56,000	59,920
Senior Unsecured
05/01/20	9.375%	112,000	122,080
EnCana Corp. Senior Unsecured
11/15/21	3.900%	825,000	871,869
Kodiak Oil & Gas Corp. (b)
12/01/19	8.125%	175,000	185,500
Laredo Petroleum, Inc.
02/15/19	9.500%	170,000	192,525
05/01/22	7.375%	11,000	11,880
MEG Energy Corp. (b)
01/30/23	6.375%	28,000	29,890
03/15/21	6.500%	102,000	109,140
Nexen, Inc. Senior Unsecured
03/10/35	5.875%	600,000	709,521
Oasis Petroleum, Inc.
01/15/23	6.875%	26,000	27,625
02/01/19	7.250%	106,000	113,685
11/01/21	6.500%	82,000	86,510
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	725,000	770,150
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	70,000	72,363
05/01/23	5.250%	87,000	88,957
Range Resources Corp.
06/01/21	5.750%	35,000	37,625
05/15/19	8.000%	67,000	74,370
SM Energy Co. Senior Unsecured (b)
01/01/23	6.500%	23,000	24,150
SandRidge Energy, Inc. (b)
02/15/23	7.500%	24,000	24,720
Southwestern Energy Co.
02/01/18	7.500%	590,000	711,339
Whiting Petroleum Corp.
10/01/18	6.500%	4,000	4,290

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Woodside Finance Ltd. (b)
05/10/21	4.600%	$825,000	$905,574
Total			7,205,493
Integrated Energy 0.1%
Petro-Canada Senior Unsecured
05/15/18	6.050%	775,000	948,239
Life Insurance 0.4%
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	740,000	831,199
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	600,000	786,167
Metropolitan Life Global Funding I Senior Secured (b)
04/11/22	3.875%	800,000	872,351
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	775,000	913,327
Total			3,403,044
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	27,250
Media Cable 0.2%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	67,000	73,197
01/15/19	7.000%	38,000	41,135
09/30/22	5.250%	114,000	114,570
CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	60,000	69,300
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	57,000	63,555
09/15/22	5.875%	44,000	43,780
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	800,000	896,224
DISH DBS Corp.
09/01/19	7.875%	120,000	139,500
06/01/21	6.750%	83,000	90,470
Videotron Ltd.
07/15/22	5.000%	27,000	28,215

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	$2,000	$2,055
Total			1,562,001
Media Non-Cable 0.5%
AMC Networks, Inc.
07/15/21	7.750%	76,000	85,880
Clear Channel Worldwide Holdings Inc, Class A
03/15/20	7.625%	21,000	20,160
Clear Channel Worldwide Holdings Inc, Class B
03/15/20	7.625%	143,000	139,425
Hughes Satellite Systems Corp.
06/15/21	7.625%	84,000	93,030
Senior Secured
06/15/19	6.500%	36,000	38,520
Intelsat Jackson Holdings SA (b)
10/15/20	7.250%	176,000	189,200
Intelsat Jackson Holdings SA (b)(d)
Senior Unsecured
12/15/22	6.625%	33,000	32,835
Intelsat Luxembourg SA PIK
02/04/17	11.500%	56,000	59,360
Lamar Media Corp.
02/01/22	5.875%	50,000	53,250
NBCUniversal Media LLC Senior Unsecured
04/01/41	5.950%	800,000	979,908
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	48,000	52,320
National CineMedia LLC (b)
Senior Secured
04/15/22	6.000%	55,000	58,025
News America, Inc.
03/15/33	6.550%	850,000	997,443
Nielsen Finance LLC/Co.
10/15/18	7.750%	91,000	102,602
Nielsen Finance LLC/Co. (b)(d)
Senior Notes
10/01/20	4.500%	116,000	115,130
Salem Communications Corp. Secured
12/15/16	9.625%	62,000	68,975
Starz LLC/Finance Corp. Senior Notes (b)
09/15/19	5.000%	31,000	31,698
TCM Sub LLC (b)
01/15/15	3.550%	775,000	818,507
Univision Communications, Inc. (b)
05/15/21	8.500%	75,000	76,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Senior Secured
09/15/22	6.750%	$53,000	$53,000
11/01/20	7.875%	98,000	104,860
XM Satellite Radio, Inc. (b)
11/01/18	7.625%	46,000	50,830
Total			4,221,083
Metals 0.3%
Alpha Natural Resources, Inc.
06/01/19	6.000%	48,000	40,560
06/01/21	6.250%	39,000	32,370
Alpha Natural Resources, Inc. (d)
04/15/18	9.750%	79,000	78,178
ArcelorMittal Senior Unsecured
03/01/21	5.750%	710,000	676,438
Arch Coal, Inc.
06/15/19	7.000%	22,000	18,480
06/15/21	7.250%	2,000	1,670
CONSOL Energy, Inc.
04/01/20	8.250%	28,000	29,330
Calcipar SA Senior Secured (b)
05/01/18	6.875%	40,000	39,700
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/15	7.000%	31,000	31,388
11/01/19	8.250%	135,000	130,275
Inmet Mining Corp. (b)
06/01/20	8.750%	118,000	122,130
JMC Steel Group Senior Notes (b)
03/15/18	8.250%	49,000	49,980
Peabody Energy Corp. (b)
11/15/18	6.000%	40,000	40,000
11/15/21	6.250%	68,000	67,660
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	89,000	91,892
Vale Overseas Ltd.
01/23/17	6.250%	800,000	925,171
Total			2,375,222
Non-Captive Consumer —%
SLM Corp.
Senior Unsecured
03/25/20	8.000%	36,000	41,580
01/25/22	7.250%	79,000	88,480
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	87,000	73,950
Total			204,010

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified 0.4%
Ally Financial, Inc.
09/15/20	7.500%	$41,000	$47,048
03/15/20	8.000%	335,000	391,950
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	168,000	180,180
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	158,000	179,725
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	2,025,000	2,269,567
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	71,000	76,325
12/15/20	8.250%	191,000	227,290
Total			3,372,085
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	183,000	195,810
Bristow Group, Inc. (d)
10/15/22	6.250%	28,000	28,665
Green Field Energy Services, Inc. Senior Secured (b)
11/15/16	13.000%	110,000	107,800
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	106,000	110,240
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	170,000	187,850
Weatherford International, Inc.
06/15/37	6.800%	850,000	930,399
Total			1,560,764
Other Industry —%
Interline Brands, Inc.
11/15/18	7.500%	99,000	107,168
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (b)
08/01/20	8.875%	39,000	40,170
Total			147,338
Packaging 0.1%
Ardagh Packaging Finance PLC Senior Secured (b)
10/15/17	7.375%	29,000	31,102
Berry Plastics Corp. Secured
01/15/21	9.750%	56,000	63,840
Reynolds Group Issuer, Inc./LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
08/15/19	9.875%	$113,000	$120,204
Senior Secured
08/15/19	7.875%	45,000	48,600
04/15/19	7.125%	80,000	84,000
Reynolds Group Issuer, Inc./LLC (b)
Senior Secured
10/15/20	5.750%	78,000	78,000
Sealed Air Corp. (b)
09/15/21	8.375%	16,000	17,920
Total			443,666
Pharmaceuticals —%
Catalent Pharma Solutions, Inc. (b)
10/15/18	7.875%	67,000	68,005
Grifols, Inc.
02/01/18	8.250%	47,000	51,935
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	26,000	29,185
Mylan, Inc. (b)
11/15/18	6.000%	51,000	54,060
VPI Escrow Corp. Senior Notes (b)(d)
10/15/20	6.375%	80,000	81,600
Valeant Pharmaceuticals International Senior Notes (b)(d)
10/15/20	6.375%	16,000	16,320
Total			301,105
Property & Casualty 0.5%
ACE INA Holdings, Inc.
03/15/18	5.800%	700,000	858,099
Berkshire Hathaway, Inc. Senior Unsecured (c)
08/15/14	1.135%	900,000	910,975
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	700,000	868,589
Hub International Ltd. (b)
10/15/18	8.125%	64,000	64,800
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	775,000	819,181
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	650,000	811,152
Total			4,332,796
Railroads 0.2%
CSX Corp. Senior Unsecured
10/30/20	3.700%	800,000	864,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	$825,000	$903,911
Total			1,768,411
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	570,000	698,275
REITs 0.3%
Boston Properties LP Senior Unsecured
02/01/23	3.850%	710,000	747,792
Duke Realty LP Senior Unsecured
08/15/19	8.250%	600,000	758,465
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	575,000	628,353
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	520,000	721,914
Total			2,856,524
Retailers 0.1%
99 Cents Only Stores (b)
12/15/19	11.000%	38,000	42,750
AutoNation, Inc.
02/01/20	5.500%	30,000	32,062
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	60,000	66,375
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	42,000	42,840
Limited Brands, Inc.
04/01/21	6.625%	3,000	3,405
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	650,000	769,885
Penske Automotive Group, Inc. (b)
10/01/22	5.750%	41,000	42,025
Rite Aid Corp.
03/15/20	9.250%	38,000	38,950
Senior Secured
08/15/20	8.000%	46,000	52,210
Senior Unsecured
02/15/27	7.700%	48,000	40,080
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	25,000	27,813

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
06/01/22	5.750%	$39,000	$41,535
Total			1,199,930
Supermarkets 0.1%
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	630,000	671,976
Technology 0.3%
Alliance Data Systems Corp. (b)
04/01/20	6.375%	28,000	30,450
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	50,000	52,000
06/01/21	6.625%	14,000	14,210
Amkor Technology, Inc. (b)
10/01/22	6.375%	69,000	67,965
Anixter, Inc.
05/01/19	5.625%	16,000	16,960
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	43,000	46,440
CDW LLC/Finance Corp.
04/01/19	8.500%	116,000	126,150
Senior Secured
12/15/18	8.000%	49,000	54,145
Cardtronics, Inc.
09/01/18	8.250%	44,000	49,060
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	48,000	53,760
First Data Corp.
01/15/21	12.625%	136,000	140,930
First Data Corp. (b)
Secured
01/15/21	8.250%	21,000	20,947
Senior Secured
11/01/20	6.750%	43,000	42,570
08/15/20	8.875%	80,000	87,200
06/15/19	7.375%	73,000	75,190
Freescale Semiconductor, Inc. Senior Secured (b)
04/15/18	9.250%	42,000	45,675
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	850,000	866,787
Interactive Data Corp.
08/01/18	10.250%	92,000	103,040
Lender Processing Services, Inc. (d)
04/15/23	5.750%	39,000	39,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
NXP BV/Funding LLC Senior Secured (b)
08/01/18	9.750%	$45,000	$52,200
Nuance Communications, Inc. (b)
08/15/20	5.375%	76,000	77,520
Oracle Corp. Senior Unsecured
04/15/38	6.500%	570,000	816,995
Total			2,879,194
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	80,000	91,400
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	720,000	897,207
Hertz Corp. (The)
10/15/18	7.500%	65,000	70,200
01/15/21	7.375%	34,000	36,550
Total			1,095,357
Wireless 0.3%
Cricket Communications, Inc.
10/15/20	7.750%	34,000	33,150
Senior Secured
05/15/16	7.750%	37,000	39,035
MetroPCS Wireless, Inc.
09/01/18	7.875%	40,000	43,400
Nextel Communications, Inc.
08/01/15	7.375%	51,000	51,191
Rogers Communications, Inc.
08/15/18	6.800%	615,000	775,338
SBA Telecommunications, Inc.
08/15/19	8.250%	86,000	96,105
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	115,000	120,750
Sprint Nextel Corp.
Senior Unsecured
11/15/21	11.500%	62,000	77,655
08/15/20	7.000%	162,000	168,480
08/15/17	8.375%	50,000	55,625
Sprint Nextel Corp. (b)
03/01/20	7.000%	37,000	41,440
11/15/18	9.000%	187,000	223,933
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	755,000	774,256
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%	62,000	58,590
Total			2,558,948

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 0.9%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	$860,000	$1,165,722
Deutsche Telekom International Finance BV
03/23/16	5.750%	400,000	455,673
Embarq Corp. Senior Unsecured
06/01/36	7.995%	790,000	888,467
France Telecom SA Senior Unsecured
09/14/16	2.750%	825,000	865,608
Frontier Communications Corp.
Senior Unsecured
01/15/23	7.125%	61,000	63,440
04/15/20	8.500%	10,000	11,300
04/15/22	8.750%	56,000	63,560
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750%	36,000	37,395
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	81,000	91,935
Level 3 Communications, Inc. (b)
Senior Unsecured
06/01/19	8.875%	15,000	15,750
Level 3 Financing, Inc.
07/01/19	8.125%	21,000	22,313
04/01/19	9.375%	119,000	132,090
PAETEC Holding Corp.
12/01/18	9.875%	124,000	141,980
Senior Secured
06/30/17	8.875%	18,000	19,530
Telecom Italia Capital SA
07/18/36	7.200%	1,040,000	1,019,200
Telefonica Emisiones SAU
01/15/15	4.949%	1,040,000	1,064,700
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,095,000	1,451,753
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	51,000	56,355
Senior Secured
01/01/20	8.125%	75,000	81,938
tw telecom Holdings, Inc. (b)(d)
10/01/22	5.375%	24,000	24,480
tw telecom holdings, inc.
03/01/18	8.000%	65,000	71,500
Total			7,744,689
Total Corporate Bonds & Notes (Cost: $92,428,238)			$99,062,016

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 10.9%
Federal Home Loan Mortgage Corp. (d)(g)
10/01/42	3.500%	$19,715,000	$21,138,177
10/01/42	4.000%	13,150,000	14,134,196
Federal Home Loan Mortgage Corp. (g)
05/01/18-02/01/38	5.500%	4,625,885	5,044,289
08/01/18-05/01/41	5.000%	10,250,107	11,131,460
02/01/17-07/01/32	6.500%	1,476,729	1,673,995
05/01/39-08/01/41	4.500%	12,423,618	13,413,234
04/01/32	7.000%	207,534	243,883
12/01/23-06/01/37	6.000%	5,024,208	5,534,171
Federal National Mortgage Association (c)(g)
08/01/34	5.456%	298,557	322,602
Federal National Mortgage Association (d)(g)
10/01/42	4.000%	1,815,000	1,955,379
10/01/42	3.500%	2,390,000	2,563,275
Federal National Mortgage Association (g)
09/01/40	4.000%	5,047,002	5,444,567
11/01/18-12/01/32	7.000%	1,905,134	2,270,128
08/01/23-03/01/38	5.500%	3,059,318	3,388,664
11/01/16-12/01/28	6.000%	484,691	538,149
06/01/17-09/01/32	6.500%	715,273	812,113
07/01/23	5.000%	610,195	670,674
CMO Series 2010-29 Class KB
12/25/21	2.250%	416,482	429,426
Federal National Mortgage Association (g)(h)
10/01/40	4.500%	2,172,099	2,358,545
Federal National Mortgage Association (g)(i)
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	1,314,074	226,665
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	486,531	47,607
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	32,637	343
Government National Mortgage Association (g)
10/15/33	5.500%	777,908	892,493
09/15/33	5.000%	793,190	880,848
Total Residential Mortgage-Backed Securities - Agency (Cost: $92,138,133)			$95,114,883

Residential Mortgage-Backed Securities - Non-Agency 0.2%
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-6 Class 1A1 (b)(g)
05/25/35	4.750%	449,387	451,972
Springleaf Mortgage Loan Trust (b)(c)(g)
CMO Series 2012-1A Class A

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
09/25/57	2.667%	$757,578	$769,503
CMO Series 2012-2A Class A
10/25/57	2.220%	433,709	435,211
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,638,369)			$1,656,686

Commercial Mortgage-Backed Securities - Agency 2.0%
Government National Mortgage Association (c)(g)
CMO Series 2010-52 Class AE
06/16/36	4.115%	1,708,427	1,811,937
Government National Mortgage Association (g)
CMO Series 2009-71 Class A
04/16/38	3.304%	634,890	659,096
CMO Series 2010-102 Class AE
11/16/39	3.500%	1,549,748	1,624,928
CMO Series 2011-109 Class A
07/16/32	2.450%	1,875,438	1,919,526
CMO Series 2011-149 Class A
10/16/46	3.000%	825,211	875,086
CMO Series 2011-64 Class A
08/16/34	2.380%	2,692,621	2,754,791
CMO Series 2011-64 Class AD
11/16/38	2.700%	800,666	832,813
CMO Series 2011-78 Class A
08/16/34	2.250%	3,067,785	3,132,198
CMO Series 2012-25 Class A
11/16/42	2.575%	2,730,953	2,858,945
CMO Series 2012-79 Class A
04/16/39	1.800%	820,058	839,563
Total Commercial Mortgage-Backed Securities - Agency (Cost: $17,160,450)			$17,308,883

Commercial Mortgage-Backed Securities - Non-Agency 3.8%
Americold 2010 LLC Trust
Series 2010-ARTA Class A1 (b)(g)
01/14/29	3.847%	562,721	624,054
Banc of America Merrill Lynch Commercial Mortgage, Inc. (g)
Series 2004-1 Class A4
11/10/39	4.760%	2,126,000	2,215,777
Series 2005-3 Class A3A
07/10/43	4.621%	675,000	688,498
Series 2005-3 Class A4
07/10/43	4.668%	625,000	685,607
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4 (g)
12/11/49	5.322%	1,075,000	1,224,117
Commercial Mortgage Pass-Through Certificates (b)(g)
Series 2011-THL Class A
06/09/28	3.376%	1,661,918	1,696,970
Commercial Mortgage Pass-Through Certificates (g)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2006-C8 Class AAB
12/10/46	5.291%	$1,014,495	$1,052,588
Credit Suisse First Boston Mortgage Securities Corp. (c)(g)
Series 2004-C1 Class A4
01/15/37	4.750%	689,912	717,898
Credit Suisse First Boston Mortgage Securities Corp. (g)
Series 2004-C2 Class A1
05/15/36	3.819%	85,847	87,732
Series 2004-C5 Class A4
11/15/37	4.829%	644,000	692,389
DBRR Trust (b)(f)(g)
Series 2012-EZ1 Class A
09/25/45	2.062%	1,545,000	1,544,728
DBRR Trust (b)(g)
Series 2012-EZ1 Class A
09/25/45	0.946%	1,400,000	1,402,516
09/25/45	1.393%	350,000	349,728
DBUBS Mortgage Trust
Series 2011-LC1A Class A3 (b)(g)
11/10/46	5.002%	225,000	268,522
GMAC Commercial Mortgage Securities, Inc. (g)
Series 2004-C1 Class A4
03/10/38	4.908%	790,000	828,618
Series 2004-C3 Class AAB
12/10/41	4.702%	1,082,307	1,119,150
General Electric Capital Assurance Co. (b)(c)(g)
Series 2003-1 Class A4
05/12/35	5.254%	448,074	475,293
Series 2003-1 Class A5
05/12/35	5.743%	400,000	488,670
Greenwich Capital Commercial Funding Corp. (g)
Series 2005-GG3 Class AAB
08/10/42	4.619%	1,042,782	1,058,315
Series 2007-GG9 Class A4
03/10/39	5.444%	2,125,000	2,426,372
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(g)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	598,390
Series 2010-C1 Class A1
06/15/43	3.853%	476,466	509,410
Series 2010-C2 Class A3
11/15/43	4.070%	300,000	336,602
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	774,731
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	765,921
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	437,919	460,355
Series 2005-LDP5 Class A4
12/15/44	5.359%	950,000	1,068,276
Series 2006-LDP6 Class ASB
04/15/43	5.490%	176,872	186,719
JPMorgan Chase Commercial Mortgage Securities Corp. (g)
Series 2005-LDP2 Class A3
07/15/42	4.697%	183,286	184,466
LB-UBS Commercial Mortgage Trust (c)(g)
Series 2004-C6 Class A6

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
08/15/29	5.020%	$1,055,000	$1,124,098
Series 2007-C7 Class A3
09/15/45	5.866%	850,000	1,012,174
LB-UBS Commercial Mortgage Trust (g)
Series 2004-C2 Class A3
03/15/29	3.973%	422,490	427,870
Morgan Stanley Capital I, Inc.
Series 2011-C1 Class A4 (b)(c)(g)
09/15/47	5.033%	450,000	531,660
Morgan Stanley Reremic Trust (b)(c)(g)
Series 2009-GG10 Class A4A
08/12/45	5.983%	1,325,000	1,556,431
Series 2010-GG10 Class A4A
08/15/45	5.983%	2,075,000	2,437,430
ORES NPL LLC
Series 2012-LV1 Class A (b)(g)
09/25/44	4.000%	265,000	267,241
S2 Hospitality LLC
Series 2012-LV1 Class A (b)(g)
04/15/25	4.500%	246,614	248,012
Wachovia Bank Commercial Mortgage Trust (c)(g)
Series 2005- C22 Class AM
12/15/44	5.519%	300,000	324,403
Wachovia Bank Commercial Mortgage Trust (g)
Series 2006-C27 Class APB
07/15/45	5.727%	632,237	640,200
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $31,454,757)			$33,101,931

Asset-Backed Securities - Non-Agency 0.8%
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Class A (b)
08/20/14	3.630%	400,000	407,155
Chesapeake Funding LLC
Series 2012-1A Class A (b)(c)
11/07/23	0.978%	1,500,000	1,501,723
Deutsche Mortgage Securities, Inc.
CMO Series 2009-RS2 Class 4A1 (b)(c)
04/26/37	0.347%	271,433	267,323
GTP Towers Issuer LLC (b)
02/15/15	4.436%	300,000	311,763
Hertz Vehicle Financing LLC (b)
Series 2009-2A Class A1
03/25/14	4.260%	900,000	908,716
Series 2010-1A Class A1
02/25/15	2.600%	500,000	511,435
SBA Tower Trust (b)
04/15/40	4.254%	1,000,000	1,052,369
SLM Student Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	400,000	420,036
SLM Student Loan Trust (c)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2006-C Class A2
09/15/20	0.439%	$72,898	$72,831
Santander Drive Auto Receivables Trust
Series 2012-1 Class B
05/16/16	2.720%	325,000	332,723
Sierra Receivables Funding Co. LLC (b)
Series 2010-1A Class A1
07/20/26	4.480%	73,777	76,936
Series 2010-2A Class A
11/20/25	3.840%	141,134	143,868
Series 2010-3A Class A
11/20/25	3.510%	153,302	157,088
Sierra Receivables Funding Co. LLC (b)(c)
Series 2007-2A Class A2 (NPFGC)
09/20/19	1.219%	319,540	315,423
Wheels SPV LLC
Series 2012-1 Class A2 (b)
03/20/21	1.190%	700,000	705,081
Total Asset-Backed Securities - Non-Agency (Cost: $7,036,731)			$7,184,470

Inflation-Indexed Bonds 0.3%
UNITED STATES 0.3%
U.S. Treasury Inflation-Indexed Bond
01/15/29	2.500%	506,868	725,101
07/15/17	2.625%	1,105,410	1,335,877
07/15/15	1.875%	692,576	761,863
Total			2,822,841
Total Inflation-Indexed Bonds (Cost: $2,450,182)			$2,822,841

U.S. Treasury Obligations 2.9%
U.S. Treasury
07/31/17	0.500%	4,500,000	4,477,851
05/15/22	1.750%	6,900,000	6,997,031
08/15/40	3.875%	11,055,000	13,506,104
Total U.S. Treasury Obligations (Cost: $24,600,396)			$24,980,986

Foreign Government Obligations 0.6%
CANADA 0.5%
Province of Nova Scotia
Senior Unsecured
01/26/17	5.125%	1,175,000	1,383,797
Province of Ontario
Senior Unsecured
12/15/17	3.150%	1,250,000	1,379,020

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
Province of Quebec
Senior Unsecured
05/14/18	4.625%	$1,160,000	$1,370,540
Total			4,133,357
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	900,000	1,055,250
Total			1,055,250
Total Foreign Government Obligations (Cost: $4,841,815)			$5,188,607

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
State of Illinois
Unlimited General Obligation Bonds
Taxable
Series 2011
03/01/15	4.511%	1,550,000	1,636,382
Total Municipal Bonds (Cost: $1,573,951)			$1,636,382

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Brokerage —%
Nuveen Investments, Inc.
2nd Lien Term Loan (c)(j)
02/28/19	8.250%	59,000	59,406
Consumer Cyclical Services —%
New Breed Logistics, Inc.
Tranche B Term Loan (c)(d)(j)
09/07/19	6.000%	75,000	74,719
West Corp.
Tranche B6 Term Loan (c)(j)
06/30/18	5.750%	67,830	68,649
Total			143,368
Consumer Products —%
Serta Simmons Holdings LLC
Tranche B Term Loan (c)(d)(j)
08/29/19	5.000%	43,000	42,793

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage —%
Candy Intermediate Holdings, Inc.
Term Loan (c)(j)
06/18/18	7.509%	$29,925	$30,187
Gaming —%
ROC Finance LLC
Tranche B Term Loan (c)(j)
08/19/17	8.500%	26,000	26,585
Health Care —%
ConvaTec, Inc.
Tranche B Term Loan (c)(d)(j)
12/22/16	5.000%	9,000	9,010
U.S. Renal Care, Inc. (c)(j)
1st Lien Term Loan
07/03/19	6.251%	55,860	56,418
2nd Lien Term Loan
01/03/20	10.250%	56,000	57,400
Total			122,828
Media Cable —%
WideOpenWest Finance LLC
Term Loan (c)(j)
07/17/18	6.250%	48,877	49,232
Media Non-Cable —%
Cumulus Media Holdings, Inc.
2nd Lien Term Loan (c)(j)
09/16/19	7.500%	136,000	137,224
Property & Casualty 0.1%
Asurion LLC
1st Lien Term Loan (c)(j)
05/24/18	5.500%	54,000	54,304

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Lonestar Intermediate Super Holdings LLC
Term Loan (c)(j)
09/02/19	11.000%	$136,000	$144,387
Total			198,691
Total Senior Loans (Cost: $783,257)			$810,314

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (a)		110	$3,410
TOTAL ENERGY			3,410
Total Warrants (Cost: $4,452)			$3,410

		Shares	Value

Money Market Funds 7.3%
Columbia Short-Term Cash Fund,
0.151% (k)(l)		63,822,840	$63,822,840
Total Money Market Funds (Cost: $63,822,840)			$63,822,840
Total Investments
(Cost: $819,445,634)			$915,147,735(m)
Other Assets & Liabilities, Net			(43,980,630)
Net Assets			$871,167,105

Investments in Derivatives Futures Contracts Outstanding at September 30, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 5-year	(140)	(17,448,593)	January 2013	—	(76,855)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $37,394,311 or 4.29% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $512,819, representing 0.06% of net assets.  Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1955-A Pass-Through Certificates
9.30% 07/01/15	12-08-95 - 08-12-96	492,709

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2012, the value of these securities amounted to $2,057,547, which represents 0.24% of net assets.

(g)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)

At September 30, 2012, investments in securities included securities valued at $117,927 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	44,050,011	213,252,060	(193,479,231)	63,822,840	64,526	63,822,840

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	71,721,206	—	—	71,721,206
Consumer Staples	58,633,805	—	—	58,633,805
Energy	64,660,485	—	—	64,660,485
Financials	90,914,739	—	—	90,914,739
Health Care	81,730,646	—	—	81,730,646
Industrials	57,293,432	—	—	57,293,432
Information Technology	117,113,907	—	—	117,113,907
Materials	11,810,141	—	—	11,810,141
Telecommunication Services	8,575,125	—	—	8,575,125
Warrants
Energy	—	3,410	—	3,410
Total Equity Securities	562,453,486	3,410	—	562,456,896
Bonds
Corporate Bonds & Notes
Entertainment	—	80,721	512,819	593,540
All Other Industries	—	98,468,476	—	98,468,476
Residential Mortgage-Backed Securities - Agency	—	95,114,883	—	95,114,883
Residential Mortgage-Backed Securities - Non-Agency	—	1,656,686	—	1,656,686
Commercial Mortgage-Backed Securities - Agency	—	17,308,883	—	17,308,883
Commercial Mortgage-Backed Securities - Non-Agency	—	29,804,959	3,296,972	33,101,931
Asset-Backed Securities - Non-Agency	—	7,184,470	—	7,184,470
Inflation-Indexed Bonds	—	2,822,841	—	2,822,841
U.S. Treasury Obligations	24,980,986	—	—	24,980,986
Foreign Government Obligations	—	5,188,607	—	5,188,607
Municipal Bonds	—	1,636,382	—	1,636,382
Total Bonds	24,980,986	259,266,908	3,809,791	288,057,685
Other
Senior Loans	—	810,314	—	810,314
Money Market Funds	63,822,840	—	—	63,822,840
Total Other	63,822,840	810,314	—	64,633,154
Investments in Securities	651,257,312	260,080,632	3,809,791	915,147,735
Derivatives
Liabilities
Futures Contracts	(76,855)	—	—	(76,855)
Total	651,180,457	260,080,632	3,809,791	915,070,880

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Commercial
		Mortgage-Backed
	Corporate Bonds	Securities -
	& Notes ($)	Non-Agency ($)	Total ($)
Balance as of December 31, 2011	692,214	—	692,214
Accrued discounts/premiums	4,317	—	4,317
Realized gain (loss)	(1,228)	—	(1,228)
Change in unrealized appreciation (depreciation)(a)	21,822	902	22,724
Sales	(214,919)	—	(214,919)
Purchases	10,613	3,296,070	3,306,683
Balance as of September 30, 2012	512,819	3,296,972	3,809,791

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $22,937, which is comprised of Corporate Bonds & Notes of $22,035 and Commercial Mortgage-Backed Securities - Non-Agency of $902.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Corporate Bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain Corporate Bonds classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Cash Management Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 16.5%
FCAR Owner Trust Series I
11/16/12	0.230%	$14,000,000	$13,995,707
Fairway Finance Co. LLC (a)
10/22/12	0.160%	16,000,000	15,998,364
10/29/12	0.190%	7,850,000	7,848,757
Market Street Funding LLC (a)
10/17/12	0.150%	13,000,000	12,998,960
10/29/12	0.200%	10,000,000	9,998,333
Metlife Short Term Funding (a)
11/19/12	0.160%	23,000,000	22,994,787
Old Line Funding LLC (a)
10/22/12	0.170%	12,500,000	12,498,562
10/26/12	0.200%	11,000,000	10,998,350
Thunder Bay Funding LLC (a)
10/09/12	0.160%	15,000,000	14,999,292
12/06/12	0.200%	8,000,000	7,996,978
Total Asset-Backed Commercial Paper (Cost: $130,328,090)			$130,328,090

Commercial Paper 27.3%
Banking 7.5%
ANZ National International Ltd. (a)
11/13/12	0.230%	8,000,000	7,997,700
Bank Of Nova Scotia Trust Co.
10/02/12	0.090%	27,000,000	26,999,730
State Street Corp.
10/01/12	0.130%	13,000,000	12,999,863
10/10/12	0.180%	11,000,000	10,999,361
Total			58,996,654
Consumer Products 3.9%
Procter & Gamble Co. (The) (a)
11/21/12	0.130%	7,000,000	6,998,660
Wal-Mart Stores, Inc. (a)
10/04/12	0.100%	8,500,000	8,499,858
10/22/12	0.110%	15,000,000	14,998,946
Total			30,497,464
Life Insurance 3.7%
New York Life Capital Corp. (a)
10/10/12	0.160%	5,000,000	4,999,740
11/14/12	0.170%	24,000,000	23,994,787
Total			28,994,527
Non-Captive Diversified 3.4%
General Electric Capital Corp.
10/03/12	0.050%	27,000,000	26,999,820

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Oil Field Services 2.9%
Chevron Corp. (a)
11/02/12	0.110%	$23,000,000	$22,997,611
Pharmaceuticals 5.9%
Johnson & Johnson (a)
11/28/12	0.090%	19,500,000	19,497,075
Pfizer, Inc. (a)
10/09/12	0.100%	7,000,000	6,999,786
10/11/12	0.090%	17,000,000	16,999,434
Roche Holdings, Inc. (a)
10/16/12	0.110%	3,000,000	2,999,830
Total			46,496,125
Total Commercial Paper (Cost: $214,982,201)			$214,982,201

Certificates of Deposit 13.9%
Bank Of Montreal
10/04/12	0.140%	27,000,000	27,000,000
Canadian Imperial Bank of Commerce
10/05/12	0.100%	27,000,000	27,000,000
Royal Bank of Canada
10/01/12	0.080%	28,000,000	28,000,000
Toronto Dominion Bank
10/12/12	0.160%	27,500,000	27,500,000
Total Certificates of Deposit (Cost: $109,500,000)			$109,500,000

U.S. Government & Agency Obligations 21.6%
Federal Home Loan Banks
10/03/12	0.040%	2,000,000	1,999,988
10/17/12	0.110%	26,000,000	25,998,560
11/02/12	0.050%	20,500,000	20,499,032
11/07/12	0.120%	21,000,000	20,997,270
11/08/12	0.070%	3,000,000	2,999,750
11/09/12	0.080%	37,000,000	36,996,390
11/28/12	0.100%	32,000,000	31,994,400
Federal Home Loan Banks (b)
07/26/13	0.190%	8,000,000	7,999,500
Federal National Mortgage Association
11/07/12	0.060%	21,000,000	20,998,635
Total U.S. Government & Agency Obligations (Cost: $170,483,525)			$170,483,525

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Repurchase Agreements 2.9%
Barclays Bank PLC dated 09/28/12, matures 10/01/12, repurchase price $15,500,245 (collateralized by U.S. Treasury Note Total Market Value $15,500,075)
	0.190%	15,500,000	$15,500,000
RBC Capital Markets LLC dated 09/28/12, matures 10/01/12, repurchase price $7,000,117 (collateralized by U.S. Treasury Bond Total Market Value $7,140,083)
	0.200%	7,000,000	7,000,000
Total Repurchase Agreements (Cost: $22,500,000)			$22,500,000

Treasury Bills 14.4%
U.S. Treasury Bills
10/11/12	0.080%	25,000,000	$24,999,275
10/18/12	0.070%	21,000,000	20,999,191
10/25/12	0.080%	23,000,000	22,998,643
11/08/12	0.110%	10,000,000	9,998,811
12/06/12	0.050%	34,700,000	34,696,723
Total Treasury Bills (Cost: $113,692,643)			$113,692,643

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 4.0%
ABS Other 1.5%
CIT Equipment Collateral Series 2012-VT1 Class A1 (c)
04/22/13	0.441%	2,064,705	2,064,705
CNH Equipment Trust Series 2012-C Class A1
10/15/13	0.230%	4,000,000	4,000,000
GE Equipment Small Ticket LLC (c)
Series 2011-2A Class A1
11/21/12	0.507%	86,656	86,656
Series 2012-1A Class A1
06/21/13	0.433%	1,870,341	1,870,341

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
ABS Other (continued)
Great America Leasing Receivables Series 2012-1 Class A1 (c)
04/15/13	0.512%	$876,928	$876,928
John Deere Owner Trust Series 2012-B Class A1
09/16/13	0.267%	1,430,000	1,430,000
Wheels SPV LLC Series 2012-1 Class A1 (c)
05/20/13	0.500%	1,333,372	1,333,372
Total			11,662,002
Car Loan 2.5%
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A1
09/09/13	0.300%	4,900,000	4,900,000
BMW Vehicle Lease Trust Series 2012-1 Class A1
05/20/13	0.325%	689,921	689,921
Ford Credit Auto Lease Trust (c)
Series 2012-A Class A1
03/15/13	0.358%	499,589	499,589
Series 2012-B Class A1
10/15/13	0.230%	3,375,000	3,375,000
Honda Auto Receivables Owner Trust
Series 2012-1 Class A1
03/15/13	0.413%	1,242,280	1,242,280
Series 2012-2 Class A1
05/15/13	0.301%	1,005,728	1,005,728
Nissan Auto Receivables Owner Trust Series 2012-A Class A1
03/15/13	0.359%	419,306	419,306
SMART Trust (c)
Series 2012-1USA Class A1
03/14/13	0.477%	503,311	503,311
Series 2012-2USA Class A1
06/14/13	0.424%	2,531,494	2,531,494
Westlake Automobile Receivables Trust Series 2012-1A Class A1 (c)
09/16/13	0.426%	5,040,000	5,040,000
Total			20,206,629
Total Asset-Backed Securities - Non-Agency (Cost: $31,868,631)			$31,868,631
Total Investments
(Cost: $793,355,090) (d)			$793,355,090(e)
Other Assets & Liabilities, Net			(4,742,294)
Net Assets			$788,612,796

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $253,315,810 or 32.12% of net assets.

(b)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on September 30, 2012. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $18,181,396 or 2.31% of net assets.

(d)	Also represents the cost of securities for federal income tax purposes at September 30, 2012.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	130,328,090	—	130,328,090
Commercial Paper	—	214,982,201	—	214,982,201
Certificates of Deposit	—	109,500,000	—	109,500,000
U.S. Government & Agency Obligations	—	170,483,525	—	170,483,525
Repurchase Agreements	—	22,500,000	—	22,500,000
Treasury Bills	—	113,692,643	—	113,692,643
Total Short-Term Securities	—	761,486,459	—	761,486,459
Bonds
Asset-Backed Securities - Non-Agency	—	31,868,631	—	31,868,631
Total Bonds	—	31,868,631	—	31,868,631
Total	—	793,355,090	—	793,355,090

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 10.5%
Diversified Consumer Services 0.7%
Apollo Group, Inc., Class A (a)	44,300	$1,286,915
Media 5.5%
Comcast Corp., Class A	103,800	3,712,926
DIRECTV (a)	69,674	3,655,098
Discovery Communications, Inc., Class A (a)	9,400	560,522
DISH Network Corp., Class A	54,000	1,652,940
McGraw-Hill Companies, Inc. (The)	16,800	917,112
Total		10,498,598
Specialty Retail 4.3%
Gap, Inc. (The)	19,300	690,554
Home Depot, Inc. (The)	17,500	1,056,475
Ross Stores, Inc.	46,588	3,009,585
TJX Companies, Inc.	79,000	3,538,410
Total		8,295,024
TOTAL CONSUMER DISCRETIONARY		20,080,537
CONSUMER STAPLES 10.6%
Beverages 0.7%
Coca-Cola Enterprises, Inc.	42,096	1,316,342
Food & Staples Retailing 4.6%
CVS Caremark Corp.	29,300	1,418,706
Kroger Co. (The)	57,279	1,348,347
Safeway, Inc.	54,900	883,341
Wal-Mart Stores, Inc.	70,101	5,173,454
Total		8,823,848
Food Products 1.6%
Campbell Soup Co.	68,000	2,367,760
Hershey Co. (The)	7,000	496,230
Tyson Foods, Inc., Class A	8,400	134,568
Total		2,998,558
Household Products 0.1%
Kimberly-Clark Corp.	3,292	282,388
Tobacco 3.6%
Lorillard, Inc.	14,900	1,735,105
Philip Morris International, Inc.	57,629	5,183,152
Total		6,918,257
TOTAL CONSUMER STAPLES		20,339,393

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 11.0%
Energy Equipment & Services 1.3%
National Oilwell Varco, Inc.	31,383	$2,514,092
Oil, Gas & Consumable Fuels 9.7%
Apache Corp.	20,379	1,762,172
Chevron Corp. (b)	51,906	6,050,163
ConocoPhillips	68,403	3,911,284
Exxon Mobil Corp.	31,909	2,918,078
Marathon Oil Corp.	24,197	715,505
Tesoro Corp.	37,736	1,581,139
Valero Energy Corp.	49,431	1,565,974
Total		18,504,315
TOTAL ENERGY		21,018,407
FINANCIALS 14.1%
Capital Markets 1.5%
BlackRock, Inc.	11,450	2,041,535
Franklin Resources, Inc.	2,800	350,196
State Street Corp.	13,100	549,676
Total		2,941,407
Commercial Banks 1.6%
Fifth Third Bancorp	28,500	442,035
SunTrust Banks, Inc.	20,000	565,400
Wells Fargo & Co.	57,600	1,988,928
Total		2,996,363
Consumer Finance 1.9%
Discover Financial Services	89,542	3,557,504
Diversified Financial Services 3.4%
Citigroup, Inc.	9,300	304,296
JPMorgan Chase & Co.	133,200	5,391,936
Moody’s Corp.	17,800	786,226
Total		6,482,458
Insurance 3.8%
Aflac, Inc.	46,593	2,230,873
MetLife, Inc.	104,300	3,594,178
Prudential Financial, Inc.	28,300	1,542,633
Total		7,367,684
Real Estate Investment Trusts (REITs) 1.9%
Simon Property Group, Inc.	24,371	3,699,761
TOTAL FINANCIALS		27,045,177

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 12.3%
Biotechnology 1.7%
Amgen, Inc.	39,300	$3,313,776
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. (a)	62,900	361,046
Health Care Providers & Services 1.8%
Humana, Inc.	28,100	1,971,215
UnitedHealth Group, Inc.	27,882	1,544,942
Total		3,516,157
Pharmaceuticals 8.6%
Abbott Laboratories	18,400	1,261,504
Eli Lilly & Co.	77,389	3,669,013
Merck & Co., Inc.	118,123	5,327,347
Pfizer, Inc.	249,192	6,192,421
Total		16,450,285
TOTAL HEALTH CARE		23,641,264
INDUSTRIALS 10.0%
Aerospace & Defense 4.4%
Lockheed Martin Corp.	28,082	2,622,297
Northrop Grumman Corp.	38,400	2,550,912
Raytheon Co.	56,070	3,204,961
Total		8,378,170
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	15,374	1,100,317
Commercial Services & Supplies 0.4%
Pitney Bowes, Inc.	8,452	116,807
RR Donnelley & Sons Co.	56,583	599,780
Total		716,587
Industrial Conglomerates 0.5%
General Electric Co.	13,441	305,245
Tyco International Ltd.	12,416	698,524
Total		1,003,769
Machinery 2.9%
Illinois Tool Works, Inc.	42,100	2,503,687
Parker Hannifin Corp.	36,300	3,033,954
Total		5,537,641
Professional Services 1.2%
Dun & Bradstreet Corp. (The)	29,174	2,322,834
TOTAL INDUSTRIALS		19,059,318

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
INFORMATION TECHNOLOGY 20.2%
Communications Equipment 2.2%
Cisco Systems, Inc.	224,900	$4,293,341
Computers & Peripherals 6.4%
Apple, Inc.	18,432	12,298,936
EMC Corp. (a)	1,700	46,359
Total		12,345,295
Internet Software & Services 1.3%
Google, Inc., Class A (a)	3,250	2,452,125
IT Services 3.2%
International Business Machines Corp.	2,457	509,705
Mastercard, Inc., Class A	8,517	3,845,255
Visa, Inc., Class A	12,900	1,732,212
Total		6,087,172
Semiconductors & Semiconductor Equipment 1.4%
Advanced Micro Devices, Inc. (a)	133,200	448,884
Applied Materials, Inc.	49,000	547,085
KLA-Tencor Corp.	200	9,541
NVIDIA Corp. (a)	123,100	1,642,154
Total		2,647,664
Software 5.7%
Microsoft Corp.	208,712	6,215,444
Oracle Corp.	46,800	1,473,732
VMware, Inc., Class A (a)	32,395	3,133,892
Total		10,823,068
TOTAL INFORMATION TECHNOLOGY		38,648,665
MATERIALS 3.2%
Chemicals 2.9%
CF Industries Holdings, Inc.	16,308	3,624,290
Eastman Chemical Co.	11,100	632,811
PPG Industries, Inc.	10,900	1,251,756
Total		5,508,857
Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.	16,792	664,627
TOTAL MATERIALS		6,173,484

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 3.5%
AT&T, Inc.	45,991	$1,733,861
Verizon Communications, Inc.	110,656	5,042,594
Total		6,776,455
TOTAL TELECOMMUNICATION SERVICES		6,776,455
UTILITIES 3.6%
Electric Utilities 0.6%
Entergy Corp.	16,100	1,115,730
Independent Power Producers & Energy Traders 1.5%
AES Corp. (The) (a)	266,741	2,926,149

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.5%
Public Service Enterprise Group, Inc.	89,784	$2,889,249
TOTAL UTILITIES		6,931,128
Total Common Stocks (Cost: $154,379,443)		$189,713,828

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	2,118,452	$2,118,452
Total Money Market Funds (Cost: $2,118,452)		$2,118,452
Total Investments
(Cost: $156,497,895)		$191,832,280(e)
Other Assets & Liabilities, Net		(270,937)
Net Assets		$191,561,343

Investments in Derivatives Futures Contracts Outstanding at September 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	6	2,151,300	December 2012	—	(39,914)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

At September 30, 2012, investments in securities included securities valued at $209,808 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	2,308,414	12,108,897	(12,298,859)	—	2,118,452	—	2,333	2,118,452

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	20,080,537	—	—	20,080,537
Consumer Staples	20,339,393	—	—	20,339,393
Energy	21,018,407	—	—	21,018,407
Financials	27,045,177	—	—	27,045,177
Health Care	23,641,264	—	—	23,641,264
Industrials	19,059,318	—	—	19,059,318
Information Technology	38,648,665	—	—	38,648,665
Materials	6,173,484	—	—	6,173,484
Telecommunication Services	6,776,455	—	—	6,776,455
Utilities	6,931,128	—	—	6,931,128
Total Equity Securities	189,713,828	—	—	189,713,828

Other
Money Market Funds	2,118,452	—	—	2,118,452
Total Other	2,118,452	—	—	2,118,452

Investments in Securities	191,832,280	—	—	191,832,280
Derivatives
Liabilities
Futures Contracts	(39,914)	—	—	(39,914)
Total	191,792,366	—	—	191,792,366

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio — Diversified Bond Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 44.1%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$1,970,000	$1,960,150
B/E Aerospace, Inc. Senior Unsecured (c)
04/01/22	5.250%	1,071,000	1,108,485
Huntington Ingalls Industries, Inc. (c)
03/15/18	6.875%	1,293,000	1,401,289
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,781,000	1,923,480
L-3 Communications Corp.
02/15/21	4.950%	11,075,000	12,343,652
Moog, Inc. Senior Subordinated Notes (c)
06/15/18	7.250%	368,000	391,000
Oshkosh Corp.
03/01/17	8.250%	462,000	508,200
TransDigm, Inc. (c)
12/15/18	7.750%	468,000	517,140
Total			20,153,396
Automotive 1.7%
Allison Transmission, Inc. (b)(c)
05/15/19	7.125%	614,000	660,050
Chrysler Group LLC/Co-Issuer, Inc. Secured (c)
06/15/19	8.000%	930,000	985,800
Continental Rubber of America Corp. Senior Secured (b)
09/15/19	4.500%	419,000	428,901
Dana Holding Corp. Senior Unsecured (c)
02/15/21	6.750%	686,000	742,595
Delphi Corp.
05/15/19	5.875%	440,000	475,200
Ford Motor Co.
Senior Unsecured
11/01/46	7.400%	5,215,000	6,258,000
Ford Motor Co. (c)
Senior Unsecured
07/16/31	7.450%	9,228,000	11,477,325
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/16	4.207%	3,830,000	4,058,812
06/15/16	3.984%	35,915,000	37,854,553
Lear Corp.
03/15/18	7.875%	68,000	74,800
Lear Corp. (c)
03/15/20	8.125%	790,000	896,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Automotive (continued)
Schaeffler Finance BV Senior Secured (b)(c)
02/15/19	8.500%	$510,000	$567,375
Visteon Corp.
04/15/19	6.750%	1,475,000	1,548,750
Total			66,028,811
Banking 7.7%
Banco de Bogota SA Senior Unsecured (b)(c)
01/15/17	5.000%	350,000	369,168
Bank of New York Mellon Corp. (The) Senior Unsecured (c)
05/15/19	5.450%	3,764,000	4,473,292
Barclays Bank PLC (b)(c)(d)
09/29/49	7.434%	23,602,000	24,428,070
Barclays Bank PLC (d)
12/15/49	6.278%	9,960,000	9,213,000
Capital One Capital III
08/15/36	7.686%	5,760,000	5,846,400
Capital One Capital IV (d)
02/17/37	6.745%	16,785,000	16,889,906
Capital One Capital V
08/15/39	10.250%	19,752,000	20,344,560
Citigroup, Inc. Subordinated Notes
08/25/36	6.125%	5,060,000	5,494,411
City National Bank Subordinated Notes
07/15/22	5.375%	8,300,000	8,911,518
Discover Bank Subordinated Notes
11/18/19	8.700%	9,228,000	11,915,064
HBOS PLC Subordinated Notes (b)
05/21/18	6.750%	20,731,000	21,041,965
JPMorgan Chase & Co.
Senior Unsecured
09/23/22	3.250%	21,875,000	22,178,931
JPMorgan Chase & Co. (d)
04/29/49	7.900%	15,812,000	17,958,163
JPMorgan Chase Capital XXIII (d)
05/15/47	1.435%	5,330,000	3,785,840
Lloyds Banking Group PLC (b)(d)
11/29/49	6.267%	5,050,000	3,383,500
12/31/49	6.657%	12,827,000	10,518,140
Merrill Lynch & Co., Inc.
Senior Unsecured
04/25/13	6.150%	245,000	252,249
Subordinated Notes
05/02/17	5.700%	6,510,000	7,122,044

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
NB Capital Trust II
12/15/26	7.830%	$1,540,000	$1,564,640
National City Preferred Capital Trust I (d)
12/31/49	12.000%	24,609,000	25,144,492
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	6,345,000	6,421,343
State Street Corp.
03/15/18	4.956%	27,760,000	30,681,629
Senior Unsecured
03/07/16	2.875%	3,300,000	3,535,930
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	483,000	550,620
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	8,741,000	8,824,162
Wachovia Capital Trust III (c)(d)
03/29/49	5.570%	20,870,000	20,635,213
Wells Fargo Capital X
12/15/36	5.950%	11,428,000	11,599,420
Total			303,083,670
Brokerage 0.1%
E*Trade Financial Corp. (c)
Senior Unsecured
12/01/15	7.875%	480,000	489,000
11/30/17	12.500%	840,000	954,450
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	2,695,000	3,254,469
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (b)(c)
03/15/22	5.875%	483,000	516,810
Nuveen Investments, Inc. Senior Unsecured (b)(c)
10/15/20	9.500%	439,000	436,805
Total			5,651,534
Building Materials 0.1%
Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	881,000	964,695
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	567,000	574,087
Nortek, Inc. (c)
12/01/18	10.000%	74,000	81,770
04/15/21	8.500%	426,000	453,690
Total			2,074,242

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals 0.6%
Ashland, Inc. Senior Unsecured (b)
08/15/22	4.750%	$282,000	$288,345
Celanese U.S. Holdings LLC (c)
06/15/21	5.875%	683,000	764,960
Dow Chemical Co. (The)
Senior Unsecured
11/15/20	4.250%	6,185,000	6,805,052
05/15/39	9.400%	175,000	283,326
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	544,000	553,520
Huntsman International LLC (c)
03/15/21	8.625%	333,000	381,285
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	535,000	600,538
Koppers, Inc.
12/01/19	7.875%	95,000	104,263
Lubrizol Corp.
02/01/19	8.875%	3,395,000	4,798,683
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	2,928,000	3,337,920
04/15/24	5.750%	1,559,000	1,773,362
MacDermid, Inc. (b)
04/15/17	9.500%	702,000	733,590
Nova Chemicals Corp.
Senior Unsecured
11/01/16	8.375%	680,000	751,400
11/01/19	8.625%	13,000	14,755
Nufarm Australia Ltd. (b)(e)
10/15/19	6.375%	162,000	162,000
Polypore International, Inc. (c)
11/15/17	7.500%	887,000	955,743
Rockwood Specialties Group, Inc.
10/15/20	4.625%	988,000	1,002,820
Total			23,311,562
Construction Machinery 0.3%
CNH Capital LLC (b)
11/01/16	6.250%	714,000	775,582
Case New Holland, Inc. (c)
12/01/17	7.875%	664,000	778,540
Caterpillar, Inc. Senior Unsecured (c)
06/26/22	2.600%	6,125,000	6,261,251
Columbus McKinnon Corp.
02/01/19	7.875%	582,000	619,830

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	$585,000	$595,238
Terex Corp.
04/01/20	6.500%	319,000	331,760
UR Merger Sub Corp.
09/15/20	8.375%	260,000	278,200
UR Merger Sub Corp. (b)
05/15/20	7.375%	292,000	313,900
UR Merger Sub Corp. (b)(c)
04/15/22	7.625%	730,000	799,350
Secured
07/15/18	5.750%	353,000	371,533
UR Merger Sub Corp. (c)
12/15/19	9.250%	1,059,000	1,188,727
Total			12,313,911
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.375%	794,000	847,595
Consumer Products —%
Serta Simmons Holdings LLC Senior Notes (b)(e)
10/01/20	8.125%	651,000	659,137
Spectrum Brands, Inc. (b)(c)
03/15/20	6.750%	541,000	558,583
Total			1,217,720
Diversified Manufacturing —%
Amsted Industries, Inc. Senior Notes (b)(c)
03/15/18	8.125%	737,000	799,645
Tomkins LLC/Inc. Secured (c)
10/01/18	9.000%	467,000	520,705
Total			1,320,350
Electric 4.0%
AES Corp. (The) Senior Unsecured (c)
07/01/21	7.375%	1,283,000	1,462,620
Alabama Power Co.
Senior Unsecured
01/15/42	4.100%	2,413,000	2,533,102
Alabama Power Co. (c)
Senior Unsecured
03/15/41	5.500%	15,064,000	19,196,477
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	5,190,000	6,105,298

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	$295,000		$312,700
12/15/15	6.875%		695,000	788,881
Calpine Corp. Senior Secured (b)(c)
02/15/21	7.500%		1,267,000	1,374,695
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%		430,000	505,834
03/15/36	5.900%		4,125,000	5,410,965
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	1,010,000	536,823
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%		5,725,000	8,508,947
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%		12,873,000	13,131,297
Exelon Generation Co. LLC
Senior Unsecured
10/01/17	6.200%		2,536,000	3,018,335
Exelon Generation Co. LLC (b)
Senior Unsecured
06/15/22	4.250%		6,620,000	7,004,443
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%		304,000	345,040
Georgia Power Co. Senior Unsecured
09/01/40	4.750%		8,675,000	9,816,535
Nevada Power Co.
05/15/18	6.500%		6,640,000	8,408,697
08/01/18	6.500%		1,344,000	1,715,997
05/15/41	5.450%		13,520,000	16,727,109
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%		2,750,000	3,102,038
Oncor Electric Delivery Co. LLC
Senior Secured
06/01/22	4.100%		670,000	710,755
Oncor Electric Delivery Co. LLC (c)
Senior Secured
09/30/40	5.250%		9,035,000	9,634,273
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%		2,855,000	3,533,542
Sierra Pacific Power Co.
05/15/16	6.000%		11,091,000	12,951,493
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%		1,330,000	1,517,702

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Tampa Electric Co. Senior Unsecured (c)
05/15/18	6.100%	$6,860,000	$8,569,505
Toledo Edison Co. (The) Senior Secured (c)
05/15/37	6.150%	2,975,000	3,718,417
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	7,555,000	7,980,689
Total			158,622,209
Entertainment 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	58,000	65,323
AMC Entertainment, Inc. (c)
06/01/19	8.750%	1,139,000	1,255,747
Cinemark U.S.A., Inc (c)
06/15/21	7.375%	97,000	107,913
Regal Cinemas Corp.
07/15/19	8.625%	334,000	370,740
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (f)(g)
07/01/15	9.300%	951,045	951,045
Total			2,750,768
Environmental —%
Clean Harbors, Inc. (b)
08/01/20	5.250%	719,000	740,570
Food and Beverage 1.5%
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	1,605,000	2,171,366
Aramark Holdings Corp. Senior Unsecured PIK (b)
05/01/16	8.625%	167,000	171,177
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	6,111,000	6,107,187
08/02/42	3.800%	6,382,000	6,329,910
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	10,919,000	12,159,944
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	7,043,000	8,835,521
General Mills, Inc. Senior Unsecured (c)
12/15/21	3.150%	11,560,000	12,029,983
HJ Heinz Co. Senior Unsecured (c)
09/12/21	3.125%	1,710,000	1,778,839

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage (continued)
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	$3,610,000	$4,101,328
Mondelez International, Inc. Senior Unsecured
02/09/40	6.500%	5,240,000	7,121,577
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	139,000	142,128
Total			60,948,960
Gaming 0.1%
Caesars Entertainment Operating Co., Inc. Senior Secured (b)(c)
02/15/20	8.500%	1,017,000	1,017,000
MGM Resorts International
03/01/18	11.375%	553,000	652,540
Senior Secured
03/15/20	9.000%	506,000	564,190
MGM Resorts International (b)
10/01/20	6.750%	69,000	69,000
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	57,000	63,840
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	748,000	867,680
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	71,000	77,922
Senior Secured
10/01/20	6.535%	733,000	788,210
Seneca Gaming Corp. (b)
12/01/18	8.250%	1,008,000	1,058,400
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	237,000	210,930
Total			5,369,712
Gas Distributors 0.1%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	748,000	904,002
Sempra Energy Senior Unsecured
06/01/16	6.500%	3,730,000	4,441,568
Total			5,345,570
Gas Pipelines 3.9%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	17,685,000	20,523,531
El Paso LLC
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
06/01/18	7.250%	$63,000	$72,765
01/15/32	7.750%	433,000	504,280
El Paso LLC (c)
Senior Unsecured
09/15/20	6.500%	1,703,000	1,915,875
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	10,418,000	11,473,885
Enterprise Products Operating LLC
02/01/41	5.950%	10,775,000	12,746,006
02/15/42	5.700%	3,540,000	4,090,491
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/39	6.500%	5,600,000	6,772,382
Kinder Morgan Energy Partners LP (c)
Senior Unsecured
01/15/38	6.950%	4,175,000	5,338,518
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	603,000	631,643
MarkWest Energy Partners LP/Finance Corp. (c)
06/15/22	6.250%	771,000	821,115
NiSource Finance Corp.
02/15/23	3.850%	1,510,000	1,583,872
12/15/40	6.250%	5,880,000	7,331,990
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	4,390,000	5,186,100
01/15/37	6.650%	2,830,000	3,640,455
Regency Energy Partners LP/Corp. (e)
04/15/23	5.500%	425,000	429,781
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	610,000	651,938
Regency Energy Partners LP/Finance Corp. (c)
07/15/21	6.500%	807,000	863,490
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	9,080,000	9,750,921
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	5,590,000	7,907,195
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,734,000	1,766,512
Tesoro Logistics LP/Finance Corp. Senior Notes (b)
10/01/20	5.875%	353,000	361,825
TransCanada PipeLines Ltd. (d)
05/15/67	6.350%	21,067,000	22,527,491
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	7,790,000	9,051,419
Transcontinental Gas Pipe Line Co. LLC (b)(c)
Senior Unsecured
08/01/42	4.450%	11,100,000	11,447,126

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
Williams Companies, Inc. (The) Senior Unsecured
09/01/21	7.875%	$200,000	$262,227
Williams Partners LP Senior Unsecured
04/15/40	6.300%	5,950,000	7,448,329
Total			155,101,162
Health Care 1.2%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	116,493	124,065
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	801,000	845,055
Biomet, Inc. (b)
08/01/20	6.500%	522,000	540,922
Biomet, Inc. (b)(e)
08/01/20	6.500%	663,000	687,034
Senior Subordinated Notes
10/01/20	6.500%	434,000	425,320
CHS/Community Health Systems, Inc. (c)
11/15/19	8.000%	1,301,000	1,427,847
Senior Secured
08/15/18	5.125%	667,000	692,012
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	1,101,000	1,194,585
DaVita, Inc.
08/15/22	5.750%	507,000	527,280
Emdeon, Inc. (b)
12/31/19	11.000%	565,000	641,275
Express Scripts Holding Co. (b)
02/15/17	2.650%	14,816,000	15,525,731
02/15/22	3.900%	9,135,000	9,952,135
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%	276,000	295,320
Fresenius Medical Care U.S. Finance II, Inc. (b)(c)
07/31/19	5.625%	213,000	226,845
Fresenius Medical Care U.S. Finance, Inc. (b)(c)
09/15/18	6.500%	558,000	629,145
HCA, Inc.
Senior Secured
02/15/20	6.500%	777,000	864,412
HCA, Inc. (c)
02/15/22	7.500%	1,777,000	2,012,452
Senior Secured
02/15/20	7.875%	719,000	807,976
Hanger, Inc.
11/15/18	7.125%	744,000	777,480
Health Management Associates, Inc. (b)(c)
01/15/20	7.375%	449,000	487,165
HealthSouth Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
02/15/20	8.125%	$408,000	$454,920
09/15/22	7.750%	48,000	52,440
11/01/24	5.750%	87,000	88,523
Hologic, Inc. (b)
08/01/20	6.250%	303,000	321,180
IASIS Healthcare LLC/Capital Corp. (c)
05/15/19	8.375%	1,110,000	1,060,050
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (b)
11/01/18	10.500%	275,000	290,813
Multiplan, Inc. (b)(c)
09/01/18	9.875%	1,305,000	1,448,550
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	863,000	944,985
Physiotherapy Associates Holdings, Inc. Senior Unsecured (b)
05/01/19	11.875%	282,000	286,935
Radnet Management, Inc.
04/01/18	10.375%	240,000	242,400
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	301,000	304,763
STHI Holding Corp. Secured (b)
03/15/18	8.000%	665,000	708,225
Tenet Healthcare Corp. Senior Unsecured (c)
08/01/20	8.000%	349,000	374,739
Truven Health Analytics, Inc. Senior Unsecured (b)
06/01/20	10.625%	383,000	413,640
United Surgical Partners International, Inc. (b)
04/01/20	9.000%	430,000	466,550
Universal Hospital Services, Inc. Secured (b)
08/15/20	7.625%	184,000	191,820
VWR Funding, Inc. (b)
09/15/17	7.250%	242,000	250,773
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/19	7.750%	250,000	266,250
Vanguard Health Holding Co. II LLC/Inc. (c)
02/01/18	8.000%	853,000	910,577
02/01/19	7.750%	310,000	329,763
Total			48,091,952
Healthcare Insurance 0.4%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	623,000	727,742

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Healthcare Insurance (continued)
CIGNA Corp. Senior Unsecured
02/15/22	4.000%	$2,345,000	$2,527,532
WellPoint, Inc. Senior Unsecured
01/15/23	3.300%	10,800,000	10,923,455
Total			14,178,729
Home Construction 0.1%
Beazer Homes USA, Inc.
05/15/19	9.125%	201,000	202,005
KB Home
03/15/20	8.000%	267,000	295,702
Meritage Homes Corp.
04/01/22	7.000%	301,000	322,070
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	495,000	551,925
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	126,000	134,190
Taylor Morrison Communities, Inc./Monarch (b)
04/15/20	7.750%	633,000	674,145
Total			2,180,037
Independent Energy 2.3%
Anadarko Petroleum Corp.
03/15/40	6.200%	3,525,000	4,319,295
Senior Unsecured
09/15/17	6.375%	3,645,000	4,398,906
Antero Resources Finance Corp.
12/01/17	9.375%	34,000	37,570
08/01/19	7.250%	141,000	152,633
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,051,000	1,127,197
Chaparral Energy, Inc.
10/01/20	9.875%	352,000	397,760
Chesapeake Energy Corp. (c)
08/15/20	6.625%	1,186,000	1,224,545
02/15/21	6.125%	995,000	1,002,462
Cimarex Energy Co.
05/01/22	5.875%	369,000	389,295
Comstock Resources, Inc.
06/15/20	9.500%	650,000	698,750
Concho Resources, Inc.
01/15/21	7.000%	2,111,000	2,364,320
Continental Resources, Inc.
10/01/20	7.375%	3,000	3,360
04/01/21	7.125%	776,000	874,940
09/15/22	5.000%	1,796,000	1,872,330
Continental Resources, Inc. (b)
09/15/22	5.000%	17,729,000	18,526,805

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Continental Resources, Inc. (c)
10/01/19	8.250%	$13,000	$14,625
Denbury Resources, Inc.
03/01/16	9.750%	257,000	276,275
Devon Energy Corp. Senior Unsecured (c)
01/15/19	6.300%	3,210,000	3,985,295
EP Energy LLC/Everest Acquisition Finance, Inc. (b)
09/01/22	7.750%	88,000	89,760
EP Energy LLC/Finance, Inc. Senior Unsecured (b)(c)
05/01/20	9.375%	1,052,000	1,146,680
EnCana Corp. Senior Unsecured (c)
11/15/21	3.900%	3,105,000	3,281,398
Hess Corp. Senior Unsecured
08/15/31	7.300%	3,790,000	5,073,374
Kodiak Oil & Gas Corp. (b)
12/01/19	8.125%	1,828,000	1,937,680
Laredo Petroleum, Inc.
02/15/19	9.500%	1,234,000	1,397,505
05/01/22	7.375%	526,000	568,080
MEG Energy Corp. (b)
03/15/21	6.500%	549,000	587,430
01/30/23	6.375%	377,000	402,448
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	5,245,000	6,658,040
07/30/39	7.500%	8,200,000	11,685,812
Oasis Petroleum, Inc.
01/15/23	6.875%	423,000	449,438
Oasis Petroleum, Inc. (c)
11/01/21	6.500%	1,502,000	1,584,610
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	711,000	734,996
05/01/23	5.250%	775,000	792,437
Range Resources Corp.
05/15/19	8.000%	570,000	632,700
08/15/22	5.000%	139,000	146,645
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (b)
09/30/20	5.298%	3,942,861	4,435,719
SM Energy Co. Senior Unsecured
11/15/21	6.500%	288,000	305,280
SandRidge Energy, Inc. (b)
02/15/23	7.500%	210,000	216,300
Whiting Petroleum Corp.
10/01/18	6.500%	34,000	36,465

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Woodside Finance Ltd. (b)
05/10/21	4.600%	$6,569,000	$7,210,561
Total			91,039,721
Integrated Energy 0.7%
Lukoil International Finance BV (b)
11/09/20	6.125%	530,000	598,688
Shell International Finance BV
08/21/22	2.375%	17,010,000	17,171,646
03/25/40	5.500%	6,835,000	9,022,720
Total			26,793,054
Life Insurance 2.5%
ING Groep NV (c)(d)
12/29/49	5.775%	12,449,000	11,328,590
ING U.S., Inc. (b)
07/15/22	5.500%	5,707,000	5,976,024
Lincoln National Corp. (c)(d)
05/17/66	7.000%	6,215,000	6,284,919
Lincoln National Corp. (d)
04/20/67	6.050%	8,660,000	8,475,975
MetLife Capital Trust X (b)(c)
04/08/38	9.250%	15,214,000	20,082,480
MetLife, Inc.
08/01/39	10.750%	10,882,000	16,159,770
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	565,000	668,825
Prudential Financial, Inc. (c)(d)
09/15/42	5.875%	8,625,000	8,840,625
Prudential Financial, Inc. (d)
06/15/38	8.875%	18,149,000	22,414,015
Total			100,231,223
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	322,000	350,980
Media Cable 1.3%
CCO Holdings LLC/Capital Corp. (c)
01/31/22	6.625%	1,462,000	1,597,235
09/30/22	5.250%	551,000	553,755
CSC Holdings LLC Senior Unsecured (c)
02/15/18	7.875%	1,005,000	1,160,775
Cablevision Systems Corp. Senior Unsecured (c)
09/15/22	5.875%	491,000	488,545
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	10,595,000	11,153,780
03/15/17	2.400%	11,351,000	11,654,685
03/01/21	5.000%	3,415,000	3,825,756

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Cable (continued)
DIRECTV Holdings LLC/Financing Co., Inc. (c)
03/01/16	3.500%	$13,140,000	$13,982,589
DISH DBS Corp.
06/01/21	6.750%	1,805,000	1,967,450
Time Warner Cable, Inc.
05/01/17	5.850%	3,225,000	3,841,478
Videotron Ltd.
07/15/22	5.000%	273,000	285,285
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	15,000	15,413
Total			50,526,746
Media Non-Cable 1.0%
AMC Networks, Inc. (c)
07/15/21	7.750%	868,000	980,840
Clear Channel Worldwide Holdings, Inc. (c)
03/15/20	7.625%	1,307,000	1,274,325
Hughes Satellite Systems Corp.
Senior Secured
06/15/19	6.500%	273,000	292,110
Hughes Satellite Systems Corp. (c)
06/15/21	7.625%	891,000	986,783
Intelsat Jackson Holdings SA (b)
10/15/20	7.250%	1,777,000	1,910,275
Intelsat Jackson Holdings SA (b)(e)
Senior Unsecured
12/15/22	6.625%	607,000	603,965
Lamar Media Corp. (c)
02/01/22	5.875%	480,000	511,200
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	4,655,000	4,930,576
National CineMedia LLC Senior Secured (b)
04/15/22	6.000%	621,000	655,155
News America, Inc.
12/15/35	6.400%	5,790,000	7,174,742
02/15/41	6.150%	10,660,000	13,270,442
Nielsen Finance LLC/Co.
10/15/18	7.750%	1,333,000	1,502,957
Nielsen Finance LLC/Co. (b)(e)
Senior Notes
10/01/20	4.500%	1,206,000	1,196,955
Salem Communications Corp. Secured (c)
12/15/16	9.625%	426,000	473,925
Starz LLC/Finance Corp. Senior Notes (b)
09/15/19	5.000%	311,000	317,998
Univision Communications, Inc. (b)
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
11/01/20	7.875%	$1,198,000	$1,281,860
09/15/22	6.750%	360,000	360,000
Univision Communications, Inc. (b)(c)
05/15/21	8.500%	713,000	723,695
Total			38,447,803
Metals 0.6%
Alpha Natural Resources, Inc. (c)
06/01/19	6.000%	745,000	629,525
06/01/21	6.250%	15,000	12,450
Alpha Natural Resources, Inc. (e)
04/15/18	9.750%	838,000	829,276
ArcelorMittal
Senior Unsecured
10/15/39	7.250%	6,430,000	5,882,106
ArcelorMittal (c)
Senior Unsecured
03/01/41	7.000%	8,870,000	7,974,103
Arch Coal, Inc. (c)
06/15/21	7.250%	466,000	389,110
CONSOL Energy, Inc. (c)
04/01/20	8.250%	264,000	276,540
Calcipar SA Senior Secured (b)
05/01/18	6.875%	862,000	855,535
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/15	7.000%	298,000	301,725
11/01/19	8.250%	1,260,000	1,215,900
Inmet Mining Corp. (b)
06/01/20	8.750%	777,000	804,195
JMC Steel Group Senior Notes (b)(c)
03/15/18	8.250%	464,000	473,280
Nucor Corp. Senior Unsecured
06/01/18	5.850%	2,360,000	2,849,297
Peabody Energy Corp. (b)(c)
11/15/21	6.250%	898,000	893,510
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	661,000	682,483
Total			24,069,035
Non-Captive Consumer 0.5%
Discover Financial Services (b)
04/27/22	5.200%	2,480,000	2,700,799
HSBC Finance Capital Trust IX (d)
11/30/35	5.911%	7,840,000	7,712,600
HSBC Finance Corp. Senior Subordinated Notes
01/15/21	6.676%	6,730,000	7,804,902

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Consumer (continued)
SLM Corp. Senior Unsecured
03/25/20	8.000%	$1,060,000	$1,224,300
Springleaf Finance Corp. Senior Unsecured (c)
12/15/17	6.900%	843,000	716,550
Total			20,159,151
Non-Captive Diversified 1.4%
Ally Financial, Inc.
02/15/17	5.500%	538,000	562,362
Ally Financial, Inc. (c)
03/15/20	8.000%	2,389,000	2,795,130
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	326,000	338,329
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	285,000	324,188
Senior Unsecured
02/15/19	5.500%	1,812,000	1,975,080
General Electric Capital Corp.
Senior Unsecured
10/17/21	4.650%	6,750,000	7,565,224
09/07/22	3.150%	25,285,000	25,398,403
General Electric Capital Corp. (d)
12/15/49	7.125%	13,700,000	15,172,750
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	155,000	182,900
International Lease Finance Corp. (c)
Senior Unsecured
12/15/20	8.250%	2,319,000	2,759,610
Total			57,073,976
Oil Field Services 0.4%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,876,000	2,007,320
Bristow Group, Inc. (e)
10/15/22	6.250%	274,000	280,508
Green Field Energy Services, Inc. Senior Secured (b)
11/15/16	13.000%	816,000	799,680
Hiland Partners LP/Finance Corp. (b)(c)
10/01/20	7.250%	1,010,000	1,050,400
Novatek Finance Ltd. Senior Unsecured (b)
02/03/21	6.604%	340,000	395,985
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	1,660,000	1,834,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Oil Field Services (continued)
Seadrill Ltd. Senior Unsecured (b)
09/15/17	5.625%	$357,000	$359,677
Weatherford International Ltd.
03/15/38	7.000%	6,450,000	7,289,590
Total			14,017,460
Other Industry 0.4%
Interline Brands, Inc. (c)
11/15/18	7.500%	445,000	481,712
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	595,000	742,725
President and Fellows of Harvard College (b)
01/15/39	6.500%	9,555,000	14,674,760
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (b)
08/01/20	8.875%	358,000	368,740
Total			16,267,937
Packaging 0.2%
Ardagh Packaging Finance PLC Senior Secured (b)
10/15/17	7.375%	271,000	290,648
Berry Plastics Corp. Secured (c)
01/15/21	9.750%	610,000	695,400
Greif, Inc. Senior Unsecured
02/01/17	6.750%	486,000	537,030
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	359,000	366,180
Senior Secured
08/15/19	7.875%	355,000	383,400
Reynolds Group Issuer, Inc./LLC (b)(c)
Senior Secured
10/15/20	5.750%	815,000	815,000
Reynolds Group Issuer, Inc./LLC (c)
08/15/19	9.875%	1,439,000	1,530,736
Senior Secured
02/15/21	6.875%	875,000	923,125
Sealed Air Corp. (b)
09/15/21	8.375%	136,000	152,320
Total			5,693,839
Paper —%
Graphic Packaging International, Inc. (c)
10/01/18	7.875%	273,000	302,348
Pharmaceuticals 1.2%
Catalent Pharma Solutions, Inc. (b)
10/15/18	7.875%	681,000	691,215

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)(c)
12/01/19	9.500%	$200,000	$224,500
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	9,409,000	12,083,555
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	13,530,000	13,638,890
09/15/42	3.600%	12,300,000	12,353,271
Mylan, Inc. (b)
11/15/18	6.000%	635,000	673,100
Roche Holdings, Inc. (b)
03/01/19	6.000%	4,255,000	5,342,114
VPI Escrow Corp. Senior Notes (b)(e)
10/15/20	6.375%	773,000	788,460
Valeant Pharmaceuticals International Senior Notes (b)(e)
10/15/20	6.375%	155,000	158,100
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	260,000	277,550
Total			46,230,755
Property & Casualty 1.4%
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	260,000	282,076
Hub International Ltd. (b)
10/15/18	8.125%	654,000	662,175
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	5,330,000	5,575,175
05/01/42	6.500%	5,370,000	5,813,207
Senior Unsecured
03/15/35	6.500%	4,400,000	4,705,435
Liberty Mutual Group, Inc. (b)(d)
06/15/58	10.750%	10,055,000	14,579,750
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	18,115,000	22,606,198
Total			54,224,016
Railroads 0.8%
BNSF Funding Trust I (d)
12/15/55	6.613%	12,436,000	13,835,050
CSX Corp. Senior Unsecured
05/30/42	4.750%	12,445,000	13,531,586

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Railroads (continued)
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	$4,640,000	$5,651,195
Total			33,017,831
Refining 0.3%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	8,640,000	10,584,372
REITs 1.2%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	17,305,000	18,722,556
Brandywine Operating Partnership LP
05/15/15	7.500%	2,505,000	2,834,002
Duke Realty LP
06/15/22	4.375%	5,710,000	6,020,984
Senior Unsecured
08/15/19	8.250%	11,161,000	14,108,709
10/15/22	3.875%	840,000	854,247
Duke Realty LP (c)
Senior Unsecured
02/15/15	7.375%	3,040,000	3,415,160
Total			45,955,658
Restaurants 0.5%
McDonald’s Corp. Senior Unsecured (c)
05/20/21	3.625%	18,882,000	21,291,608
Retailers 0.8%
99 Cents Only Stores (b)
12/15/19	11.000%	322,000	362,250
Burlington Coat Factory Warehouse Corp. (c)
02/15/19	10.000%	432,000	477,900
Jo-Ann Stores, Inc. Senior Unsecured (b)(c)
03/15/19	8.125%	372,000	379,440
Limited Brands, Inc. (c)
04/01/21	6.625%	925,000	1,049,875
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	17,065,000	18,928,105
01/15/42	5.125%	6,755,000	7,378,953
Penske Automotive Group, Inc. (b)
10/01/22	5.750%	383,000	392,575
QVC, Inc. Senior Secured (b)
10/01/19	7.500%	263,000	291,601
Rite Aid Corp.
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
08/15/20	8.000%	$487,000	$552,745
Senior Unsecured
02/15/27	7.700%	454,000	379,090
Rite Aid Corp. (c)
03/15/20	9.250%	451,000	462,275
Sally Holdings LLC/Capital, Inc. (c)
06/01/22	5.750%	1,109,000	1,181,085
Total			31,835,894
Supermarkets 0.3%
Kroger Co. (The)
12/15/18	6.800%	7,470,000	9,177,590
Senior Unsecured
01/15/17	2.200%	1,330,000	1,362,227
Total			10,539,817
Technology 0.5%
Alliance Data Systems Corp. (b)
04/01/20	6.375%	344,000	374,100
Amkor Technology, Inc. (b)
10/01/22	6.375%	408,000	401,880
Amkor Technology, Inc. (c)
Senior Unsecured
05/01/18	7.375%	933,000	970,320
Anixter, Inc.
05/01/19	5.625%	192,000	203,520
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	724,000	781,920
CDW LLC/Finance Corp.
Senior Secured
12/15/18	8.000%	710,000	784,550
CDW LLC/Finance Corp. (c)
04/01/19	8.500%	714,000	776,475
Equinix, Inc. Senior Unsecured (c)
07/15/21	7.000%	813,000	910,560
First Data Corp. (b)
Secured
01/15/21	8.250%	198,000	197,505
Senior Secured
08/15/20	8.875%	691,000	753,190
11/01/20	6.750%	1,313,000	1,299,870
First Data Corp. (c)
01/15/21	12.625%	1,187,000	1,230,029
Freescale Semiconductor, Inc. Senior Secured (b)
04/15/18	9.250%	500,000	543,750
Hewlett-Packard Co.
Senior Unsecured
09/15/41	6.000%	4,140,000	4,365,965
Hewlett-Packard Co. (c)
Senior Unsecured
12/09/21	4.650%	4,950,000	5,161,335

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Lender Processing Services, Inc. (e)
04/15/23	5.750%	$412,000	$412,000
NXP BV/Funding LLC Senior Secured (b)(c)
08/01/18	9.750%	797,000	924,520
Nuance Communications, Inc. (b)
08/15/20	5.375%	664,000	677,280
Total			20,768,769
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc. (c)
01/15/19	8.250%	801,000	872,089
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	5,761,000	7,178,903
Hertz Corp. (The)
01/15/21	7.375%	245,000	263,375
Hertz Corp. (The) (c)
10/15/18	7.500%	524,000	565,920
Total			8,880,287
Wireless 0.6%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (b)
05/01/17	7.750%	1,022,000	1,090,985
Cricket Communications, Inc. (c)
10/15/20	7.750%	295,000	287,625
MetroPCS Wireless, Inc. (c)
09/01/18	7.875%	359,000	389,515
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	1,734,000	1,820,700
SBA Telecommunications, Inc. (c)
08/15/19	8.250%	706,000	788,955
Sprint Nextel Corp.
Senior Unsecured
08/15/20	7.000%	395,000	410,800
Sprint Nextel Corp. (b)(c)
11/15/18	9.000%	1,255,000	1,502,862
03/01/20	7.000%	364,000	407,680
Sprint Nextel Corp. (c)
Senior Unsecured
08/15/17	8.375%	1,354,000	1,506,325
11/15/21	11.500%	479,000	599,948
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	14,107,000	14,466,785
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%	534,000	504,630
Total			23,776,810

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines 2.6%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	$7,574,000	$10,266,489
CenturyLink, Inc. Senior Unsecured (c)
06/15/21	6.450%	8,150,000	9,197,275
Embarq Corp. Senior Unsecured
06/01/36	7.995%	11,865,000	13,343,877
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	191,000	215,830
04/15/22	8.750%	455,000	516,425
Frontier Communications Corp. (c)
Senior Unsecured
01/15/23	7.125%	476,000	495,040
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750%	546,000	567,158
Level 3 Communications, Inc. (b)(c)
Senior Unsecured
06/01/19	8.875%	257,000	269,850
Level 3 Communications, Inc. (c)
Senior Unsecured
02/01/19	11.875%	405,000	459,675
Level 3 Financing, Inc.
04/01/19	9.375%	1,029,000	1,142,190
Level 3 Financing, Inc. (c)
02/01/18	10.000%	289,000	321,513
PAETEC Holding Corp.
Senior Secured
06/30/17	8.875%	577,000	626,045
PAETEC Holding Corp. (c)
12/01/18	9.875%	982,000	1,124,390
Telecom Italia Capital SA
09/30/14	4.950%	15,059,000	15,548,417
10/01/15	5.250%	2,395,000	2,520,737
07/18/36	7.200%	16,374,000	16,046,520
Telefonica Emisiones SAU
06/20/16	6.421%	5,090,000	5,376,312
07/03/17	6.221%	3,280,000	3,427,600
04/27/20	5.134%	5,190,000	5,092,687
02/16/21	5.462%	3,970,000	3,910,880
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	8,835,000	11,713,461
Zayo Group LLC/Capital, Inc.
Senior Secured
01/01/20	8.125%	632,000	690,460
Zayo Group LLC/Capital, Inc. (c)
07/01/20	10.125%	650,000	718,250
tw telecom Holdings, Inc. (b)(e)
10/01/22	5.375%	235,000	239,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
tw telecom holdings, inc.
03/01/18	8.000%	$578,000	$635,800
Total			104,466,581
Total Corporate Bonds & Notes (Cost: $1,648,425,866)			$1,745,878,131

Residential Mortgage-Backed Securities - Agency 19.2%
Federal Home Loan Mortgage Corp. (c)(h)
07/01/37	6.000%	20,351,075	22,807,740
Federal Home Loan Mortgage Corp. (d)(h)(i)
CMO IO Series 3517 Class JI
12/15/12	0.000%	6,435,327	1
Federal Home Loan Mortgage Corp. (h)
05/01/41-06/01/41	4.500%	32,804,863	36,334,315
07/01/39	5.000%	7,305,644	8,035,229
06/01/33	5.500%	931,944	1,030,464
09/01/28-04/01/33	6.000%	1,662,962	1,863,632
04/01/30-04/01/32	7.000%	704,838	841,992
08/01/24	8.000%	56,636	68,261
01/01/25	9.000%	27,287	33,735
Federal National Mortgage Association (c)(h)
09/01/40-09/01/41	4.000%	87,399,176	95,385,036
10/01/40	4.500%	30,409,381	33,019,635
08/01/40	5.000%	25,764,300	28,512,107
02/01/35	5.500%	11,464,050	12,722,152
Federal National Mortgage Association (e)(h)
10/01/42	3.000%	36,500,000	38,530,312
10/01/42	3.500%	63,250,000	67,835,625
Federal National Mortgage Association (h)
03/01/41	3.500%	5,374,762	5,769,710
02/01/41-06/01/42	4.000%	195,005,099	213,505,431
05/01/39-10/15/42	4.500%	46,066,563	50,241,843
05/01/41	5.000%	7,192,198	7,891,831
12/01/28-09/01/36	5.500%	19,982,138	22,562,474
10/01/28-08/01/35	6.000%	18,819,946	21,203,909
05/01/29-07/01/38	7.000%	23,834,168	27,862,818
02/01/27-09/01/31	7.500%	312,107	375,927
11/01/21	8.000%	7,789	9,177
04/01/23	8.500%	53,812	60,762
06/01/24	9.000%	71,818	84,161
Federal National Mortgage Association (h)(i)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	591,113	57,840
CMO IO Series 2004-84 Class GI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
12/25/22	5.000%	$65,274	$685
Federal National Mortgage Association (h)(j)
06/01/40	5.000%	9,624,929	10,651,445
01/01/36	5.500%	17,041,561	19,023,593
Government National Mortgage Association (h)
06/15/41	4.500%	32,102,224	35,571,126
Total Residential Mortgage-Backed Securities - Agency (Cost: $727,095,839)			$761,892,968

Residential Mortgage-Backed Securities - Non-Agency 2.0%
American General Mortgage Loan Trust (b)(d)(h)
CMO Series 2009-1 Class A7
09/25/48	5.750%	10,593,000	10,824,934
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,279,347	1,307,898
BCAP LLC (b)(d)(h)
05/26/47	0.446%	4,739,552	4,407,783
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(h)
08/27/37	6.000%	2,868,756	3,012,395
Bayview Opportunity Master Fund Trust IIB LP Series 2012-4NPL Class A (b)(d)(h)
07/28/32	3.475%	2,366,000	2,376,884
Citigroup Mortgage Loan Trust, Inc. (b)(d)(h)
CMO Series 2012-7 Class 12A1
03/25/36	2.617%	3,245,204	3,267,515
Citigroup Mortgage Loan Trust, Inc. (d)(h)
CMO Series 2012-9 Class 1A1
02/20/36	5.264%	6,323,000	6,512,690
Credit Suisse Mortgage Capital Certificates (b)(d)(h)
CMO Series 2009-12R Class 30A1
12/27/36	5.742%	321,127	321,466
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	3,390,201	3,386,874
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	3,112,393	3,084,039
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	3,493,161	3,582,873
CMO Series 2012-4R Class 8A1
06/27/47	2.887%	3,631,294	3,623,538
Credit Suisse Mortgage Certificates CMO Series 2011-17R Class 3A1 (b)(d)(h)
10/27/35	2.488%	8,535,000	8,509,008
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1 (d)(h)
09/25/36	5.950%	937,668	949,329
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (b)(d)(h)
10/26/36	3.250%	2,440,236	2,436,214
Nomura Asset Acceptance Corp. (d)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	370,127	348,246

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	$2,342,643	$2,204,071
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (h)
01/26/37	0.404%	5,378,000	4,974,650
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(g)(h)
08/26/52	2.734%	5,050,000	5,050,000
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (b)(d)(h)
09/25/57	2.667%	4,005,691	4,068,749
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (d)(h)
12/25/34	4.740%	1,069,095	1,082,913
VOLT LLC Series 2012-RP2A Class A1 (b)(h)
06/26/17	4.704%	2,887,562	2,909,218
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2 (h)
04/25/35	8.000%	249,848	250,915
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $77,840,826)			$78,492,202

Commercial Mortgage-Backed Securities - Non-Agency 13.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc. (h)
Series 2005-3 Class A3A
07/10/43	4.621%	8,050,000	8,210,976
Series 2005-3 Class A4
07/10/43	4.668%	20,049,000	21,993,192
Series 2005-4 Class A5A
07/10/45	4.933%	10,845,000	11,966,720
Bear Stearns Commercial Mortgage Securities (h)
Series 2003-T10 Class A2
03/13/40	4.740%	6,086,855	6,146,817
Series 2006-PW14 Class A4
12/11/38	5.201%	15,800,000	18,206,277
Citigroup Commercial Mortgage Trust (h)
Series 2005-C3 Class A4
05/15/43	4.860%	11,000,000	11,954,305
Series 2006-C5 Class A4
10/15/49	5.431%	5,950,000	6,897,198
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(h)
Series 2007-CD4 Class A4
12/11/49	5.322%	19,452,000	22,150,249
Citigroup/Deutsche Bank Commercial Mortgage Trust (d)(h)
Series 2005-CD1 Class A4
07/15/44	5.393%	7,930,000	8,886,707
Commercial Mortgage Pass-Through Certificates Series 2003-LB1A Class A2 (h)
06/10/38	4.084%	11,778,310	11,938,471
Credit Suisse First Boston Mortgage Securities Corp. (d)(h)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2004-C1 Class A4
01/15/37	4.750%	$7,001,868	$7,285,899
Series 2005-C6 Class A4
12/15/40	5.230%	13,380,000	14,838,835
Credit Suisse First Boston Mortgage Securities Corp. (h)
Series 2004-C2 Class A1
05/15/36	3.819%	548,632	560,676
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 (d)(h)
06/15/38	6.000%	6,830,000	7,869,710
DBRR Trust (b)(h)
Series 2012-EZ1 Class A
09/25/45	0.946%	6,411,000	6,422,520
09/25/45	1.393%	1,431,000	1,429,887
DBRR Trust (b)(g)(h)
Series 2012-EZ1 Class A
09/25/45	2.062%	6,324,587	6,323,474
GE Capital Commercial Mortgage Corp. (d)(h)
Series 2005-C1 Class A5
06/10/48	4.772%	3,900,000	4,231,726
GE Capital Commercial Mortgage Corp. (h)
Series 2003-C1 Class A4
01/10/38	4.819%	607,410	612,941
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4 (h)
04/10/40	5.023%	3,190,000	3,304,486
GS Mortgage Securities Corp. II (h)
Series 2005-GG4 Class A4A
07/10/39	4.751%	28,160,000	30,630,843
Series 2012-GCJ7 Class A2
05/10/45	2.318%	2,330,000	2,444,394
General Electric Capital Assurance Co. (b)(d)(h)
Series 2003-1 Class A4
05/12/35	5.254%	5,150,809	5,463,712
Series 2003-1 Class A5
05/12/35	5.743%	6,500,000	7,940,887
Greenwich Capital Commercial Funding Corp. (c)(h)
Series 2007-GG9 Class A4
03/10/39	5.444%	11,865,000	13,547,718
Greenwich Capital Commercial Funding Corp. (h)
Series 2003-C2 Class A3
01/05/36	4.533%	155,117	155,161
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(d)(h)
Series 2005-LDP5 Class A4
12/15/44	5.359%	4,677,000	5,259,290
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(h)
Series 2003-CB6 Class A2
07/12/37	5.255%	20,053,241	20,540,415
Series 2005-LDP3 Class ASB
08/15/42	4.893%	5,074,708	5,334,706
Series 2005-LDP4 Class A4
10/15/42	4.918%	8,709,000	9,537,984
Series 2006-LDP6 Class ASB
04/15/43	5.490%	6,444,572	6,803,341
Series 2007-CB19 Class A4
02/12/49	5.918%	26,685,000	31,340,145
JPMorgan Chase Commercial Mortgage Securities Corp. (h)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2003-C1 Class A2
01/12/37	4.985%	$2,052,103	$2,067,788
Series 2003-LN1 Class A1
10/15/37	4.134%	232,476	234,840
Series 2004-LN2 Class A1
07/15/41	4.475%	2,396,507	2,405,872
Series 2005-LDP2 Class A3
07/15/42	4.697%	3,142,053	3,162,268
LB-UBS Commercial Mortgage Trust (d)(h)
Series 2004-C6 Class A6
08/15/29	5.020%	4,000,000	4,261,984
Series 2007-C7 Class A3
09/15/45	5.866%	17,795,000	21,190,165
LB-UBS Commercial Mortgage Trust (h)
Series 2003-C3 ClassA4
05/15/32	4.166%	11,025,000	11,180,287
Series 2004-C2 Class A3
03/15/29	3.973%	844,980	855,741
Series 2005-C3 Class A5
07/15/30	4.739%	7,220,000	7,867,583
Series 2006-C1 Class A4
02/15/31	5.156%	6,170,000	6,918,816
Series 2007-C2 Class A3
02/15/40	5.430%	10,445,422	11,949,124
Morgan Stanley Capital I, Inc. (d)(h)
Series 2007-IQ15 Class A4
06/11/49	6.076%	28,045,484	32,948,367
Morgan Stanley Capital I, Inc. (h)
Series 2006-IQ12 Class A4
12/15/43	5.332%	8,375,000	9,687,781
Series 2007-IQ16 Class A4
12/12/49	5.809%	5,500,000	6,524,254
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4 (h)
09/15/37	5.080%	991,462	991,610
Morgan Stanley Reremic Trust (b)(c)(d)(h)
Series 2010-GG10 Class A4A
08/15/45	5.983%	20,300,000	23,845,699
Morgan Stanley Reremic Trust (b)(d)(h)
Series 2009-GG10 Class A4A
08/12/45	5.983%	18,150,000	21,320,170
ORES NPL LLC Series 2012-LV1 Class A (b)(h)
09/25/44	4.000%	1,770,000	1,784,969
S2 Hospitality LLC Series 2012-LV1 Class A (b)(h)
04/15/25	4.500%	2,658,806	2,673,881
TIAA Seasoned Commercial Mortgage Trust (d)(h)
Series 2007-C4 Class A2
08/15/39	5.304%	52,372	52,446
Series 2007-C4 Class A3
08/15/39	5.585%	3,605,000	3,826,050
Wachovia Bank Commercial Mortgage Trust (d)(h)
Series 2003-C9 Class A4
12/15/35	5.012%	3,920,163	4,073,939
Series 2006-C24 Class A3
03/15/45	5.558%	6,200,000	7,064,881

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Wachovia Bank Commercial Mortgage Trust (h)
Series 2003-C3 Class A2
02/15/35	4.867%	$7,834,864	$7,887,248
Series 2003-C5 Class A2
06/15/35	3.989%	215,145	218,026
Series 2005-C16 Class A2
10/15/41	4.380%	404,229	404,166
Series 2005-C18 Class A4
04/15/42	4.935%	5,096,000	5,585,140
Series 2006-C29 Class A4
11/15/48	5.308%	3,000,000	3,469,215
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $502,919,036)			$524,681,972

Asset-Backed Securities - Non-Agency 1.0%
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	4,086,000	4,154,604
BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	3,088,197	3,096,397
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	4,542,000	4,560,246
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,890,000	1,898,728
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (d)
06/25/37	6.080%	3,968,310	3,966,282
Countrywide Asset-Backed Certificates (d)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,676,798	1,257,872
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	3,674,693	3,080,668
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	3,755,000	3,768,854
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	1,383,151	1,385,935
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2 (d)
01/25/37	0.287%	1,137,493	1,103,563
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	1,917,167	1,920,369
RAAC Series Series 2006-RP2 Class A (b)(d)
02/25/37	0.467%	4,110,772	3,865,219

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SMART Trust Series 2012-1USA Class A4A (b)
12/14/17	2.010%	$3,450,000		$3,511,284
Total Asset-Backed Securities - Non-Agency (Cost: $36,940,966)				$37,570,021

Inflation-Indexed Bonds(a) 0.1%
Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	39,688,436	2,280,234
Total Inflation-Indexed Bonds (Cost: $2,026,180)				$2,280,234

U.S. Treasury Obligations 15.1%
U.S. Treasury
08/31/14	0.250%		28,678,000	28,683,592
08/31/16	1.000%		17,585,700	17,959,396
06/30/17	0.750%		250,000	251,894
08/31/17	0.625%		231,159,600	231,304,075
05/15/22	1.750%		7,023,000	7,121,761
02/15/42	3.125%		1,780,000	1,893,475
U.S. Treasury (c)
08/15/22	1.625%		32,197,500	32,162,276
05/15/42	3.000%		57,108,000	59,213,857
U.S. Treasury (c)(k)
STRIPS
11/15/18	0.000%		168,580,000	159,285,342
11/15/19	0.000%		15,765,000	14,529,655
11/15/21	0.000%		4,578,600	3,957,852
02/15/40	0.000%		97,189,000	43,407,134
Total U.S. Treasury Obligations (Cost: $582,422,266)				$599,770,309

U.S. Government & Agency Obligations —%
Federal National Mortgage Association
04/01/22	8.000%		28,429	33,545
Total U.S. Government & Agency Obligations (Cost: $28,251)				$33,545

Foreign Government Obligations(a) 1.3%
ARGENTINA 0.1%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		500,000	457,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
ARGENTINA (CONTINUED)
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%	$1,203,000		$1,026,760
Total				1,484,260
BRAZIL 0.1%
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%		340,000	435,710
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		1,060,000	1,179,250
Morgan Stanley Senior Unsecured (b)
05/03/17	10.090%	BRL	1,020,000	540,880
Petrobras International Finance Co.
03/15/19	7.875%		350,000	439,628
01/20/20	5.750%		700,000	797,859
Total				3,393,327
CHILE —%
Empresa Nacional del Petroleo Senior Unsecured (b)
12/06/21	4.750%		510,000	545,700
COLOMBIA 0.1%
Colombia Government International Bond
Senior Unsecured
07/12/21	4.375%		320,000	368,480
01/18/41	6.125%		570,000	767,964
Corp. Andina De Fomento (c)
06/15/22	4.375%		447,000	484,775
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		530,000	580,801
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	820,000,000	510,332
Total				2,712,352
DOMINICAN REPUBLIC 0.1%
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		710,000	798,555
04/20/27	8.625%		350,000	395,500
Total				1,194,055

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
HUNGARY —%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%	$350,000		$382,773
INDONESIA 0.1%
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%	710,000		810,265
01/17/38	7.750%	690,000		1,028,100
Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000%	IDR	8,700,000,000	974,858
Majapahit Holding BV (b)
06/28/17	7.250%	340,000		401,074
08/07/19	8.000%	350,000		441,875
PT Perusahaan Listrik Negara Senior Unsecured (b)(c)
11/22/21	5.500%	1,070,000		1,195,397
Total				4,851,569
KAZAKHSTAN —%
KazMunayGas National Co. (b)
Senior Unsecured
01/23/15	11.750%	350,000		421,050
07/02/18	9.125%	300,000		386,670
Total				807,720
LITHUANIA —%
Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%	670,000		799,831
MEXICO 0.1%
Mexican Bonos
06/10/21	6.500%	MXN	680,000	575,366
06/03/27	7.500%	MXN	1,340,000	1,202,902
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%	200,000		218,100
Pemex Project Funding Master Trust
01/21/21	5.500%	1,220,000		1,430,450
Petroleos Mexicanos
06/02/41	6.500%	690,000		860,085
Total				4,286,903
PERU 0.1%
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates (b)(k)
05/31/18	0.000%	458,311		417,063
Peruvian Government International Bond
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
PERU (CONTINUED)
07/21/25	7.350%	$250,000		$366,250
11/18/50	5.625%		160,000	208,400
Peruvian Government International Bond (b)
Senior Unsecured
08/12/31	6.950%	PEN	740,000	340,500
Total				1,332,213
PHILIPPINES —%
Philippine Government International Bond Senior Unsecured
03/30/26	5.500%		350,000	438,813
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		350,000	483,749
Total				922,562
POLAND —%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%		900,000	1,044,000
QATAR 0.2%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%		5,710,000	6,737,800
Qatar Government International Bond (b)
Senior Unsecured
01/20/22	4.500%		350,000	395,500
01/20/42	5.750%		350,000	445,375
Total				7,578,675
REPUBLIC OF NAMIBIA —%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		580,000	648,150
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (d)
06/30/29	3.000%		218,500	181,901
ROMANIA —%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		340,000	380,984
RUSSIAN FEDERATION 0.2%
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
RUSSIAN FEDERATION (CONTINUED)
11/22/16	6.212%	$350,000	$389,375
01/23/21	5.999%	1,410,000	1,600,618
08/16/37	7.288%	340,000	428,400
Gazprom OAO Via Gazprom International SA Senior Unsecured (b)
02/01/20	7.201%	3,270,790	3,684,578
Russian Foreign Bond - Eurobond Senior Unsecured (b)(d)
03/31/30	7.500%	1,127,000	1,422,837
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%	530,000	626,725
Total			8,152,533
SOUTH AFRICA —%
South Africa Government International Bond
Senior Unsecured
01/17/24	4.665%	250,000	280,625
03/08/41	6.250%	150,000	197,655
Total			478,280
SOUTH KOREA —%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%	350,000	392,280
04/11/22	5.000%	500,000	587,408
Total			979,688
TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	750,000	962,536
TURKEY 0.1%
Export Credit Bank of Turkey (b)
11/04/16	5.375%	700,000	749,742
Turkey Government International Bond
03/25/22	5.125%	320,000	352,400
Senior Unsecured
03/30/21	5.625%	680,000	775,200
09/26/22	6.250%	330,000	394,911
03/17/36	6.875%	490,000	621,688
Total			2,893,941
UNITED ARAB EMIRATES —%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%	520,000	604,796

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
URUGUAY —%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	$340,000	$529,550
VENEZUELA 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	980,000	886,900
02/17/22	12.750%	370,000	378,325
Senior Unsecured
10/28/15	5.000%	320,000	271,200
10/28/16	5.125%	1,010,000	802,950
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	1,720,000	1,513,600
Total			3,852,975
Total Foreign Government Obligations (Cost: $46,291,721)			$51,001,274

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.4%
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	675,000	837,081
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	13,210,000	13,887,937
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,690,000	1,990,584
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	545,000	591,107
Total Municipal Bonds (Cost: $16,118,280)			$17,306,709

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 2.6%
Banking 2.1%
Citigroup Capital XIII (d)
10/30/40	7.875%	1,187,825	$33,080,926
M&T Bank Corp. (d)
12/31/49	5.000%	10,465	10,802,496
PNC Financial Services Group, Inc. (d)
12/31/49	6.125%	828,700	22,764,389
U.S. Bancorp (d)
12/31/49	6.500%	542,047	15,773,568
Total			82,421,379
Building Materials 0.5%
Stanley Black & Decker, Inc.
07/25/52	5.750%	776,500	20,476,305
Total Preferred Debt (Cost: $97,388,333)			$102,897,684

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.2%
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan (d)(l)
02/28/19	8.250%	389,000	$391,676
Construction Machinery —%
CPM Holdings, Inc. (d)(l)
1st Lien Term Loan
08/29/17	6.250%	655,000	653,363
2nd Lien Term Loan
03/01/18	10.250%	420,000	422,100
Total			1,075,463
Consumer Cyclical Services 0.1%
New Breed Logistics, Inc. Tranche B Term Loan (d)(e)(l)
09/07/19	6.000%	786,000	783,052
West Corp. Tranche B6 Term Loan (d)(l)
06/30/18	5.750%	589,522	596,644
Total			1,379,696
Consumer Products —%
Serta Simmons Holdings LLC Tranche B Term Loan (d)(e)(l)
09/29/19	5.000%	446,000	443,850

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage —%
Candy Intermediate Holdings, Inc. Term Loan (d)(l)
06/18/18	7.509%	$385,035	$388,404
Gaming —%
ROC Finance LLC Tranche B Term Loan (d)(l)
08/19/17	8.500%	191,000	195,298
Health Care —%
ConvaTec, Inc. Tranche B Term Loan (d)(e)(l)
12/22/16	5.000%	97,000	97,106
U.S. Renal Care, Inc. (d)(l)
1st Lien Term Loan
07/03/19	6.251%	714,210	721,352
2nd Lien Term Loan
01/03/20	10.250%	376,000	385,400
Total			1,203,858
Media Cable —%
WideOpenWest Finance LLC Term Loan (d)(l)
07/17/18	6.250%	398,003	400,888
Media Non-Cable —%
Cumulus Media Holdings, Inc. (d)(e)(l)
2nd Lien Term Loan
09/16/19	7.500%	140,000	141,260
Cumulus Media Holdings, Inc. (d)(l)
2nd Lien Term Loan
09/16/19	7.500%	841,000	848,569
Total			989,829
Property & Casualty 0.1%
Asurion LLC 1st Lien Term Loan (d)(l)
05/24/18	5.500%	695,000	698,913
Lonestar Intermediate Super Holdings LLC Term Loan (d)(l)
09/02/19	11.000%	1,306,000	1,386,541
Total			2,085,454
Total Senior Loans (Cost: $8,302,381)			$8,554,416

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (m)		816	$25,296
Total Warrants (Cost: $32,863)			$25,296

Issuer	Coupon Rate	Principal Amount	Value

Treasury Bills 2.7%
U.S. Treasury Bills (c)
11/29/12	0.060%	106,777,129	$106,784,107
Total Treasury Bills (Cost: $106,777,129)			$106,784,107

		Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.151% (n)(o)		7,858,320	$7,858,320
Total Money Market Funds (Cost: $7,858,320)			$7,858,320

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.7%
Asset-Backed Commercial Paper 1.1%
Atlantis One
10/11/12	0.541%	4,986,275	$4,986,275
Kells Funding LLC
10/12/12	0.612%	11,962,994	11,962,994
11/26/12	0.330%	4,995,875	4,995,875
Royal Park Investments Funding Corp.
11/20/12	0.651%	4,994,222	4,994,222
Salisbury Receivables Co. LLC
10/17/12	0.310%	4,996,297	4,996,297
Suncorp Metway Ltd.
10/09/12	0.450%	7,993,700	7,993,700
Surrey Funding Corp.
11/14/12	0.310%	4,996,297	4,996,297
Total			44,925,660
Certificates of Deposit 7.0%
ABM AMRO Bank NV
11/08/12	0.490%	2,996,248	2,996,248
Australia and New Zealand Bank Group Ltd.
10/12/12	0.240%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
11/16/12	0.620%	$5,000,000	$5,000,000
Bank of Nova Scotia
10/18/12	0.310%	5,000,000	5,000,000
Barclays Bank PLC
10/26/12	0.310%	10,000,000	10,000,000
Credit Suisse
11/08/12	0.387%	15,000,000	15,000,000
DZ Bank AG
11/23/12	0.360%	9,990,808	9,990,808
12/06/12	0.330%	3,000,000	3,000,000
Deutsche Bank AG
03/14/13	0.500%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10/09/12	0.240%	10,000,000	10,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/04/12	0.240%	20,000,000	20,000,000
Mitsubishi UFJ Trust and Banking Corp.
01/14/13	0.360%	15,000,000	15,000,000
Mizuho Corporate Bank Ltd.
11/21/12	0.340%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
10/04/12	0.240%	10,000,000	10,000,000
National Australia Bank
10/29/12	0.291%	9,999,777	9,999,777
National Bank of Canada
11/09/12	0.288%	5,000,000	5,000,000
Norinchukin Bank
11/09/12	0.507%	10,000,000	10,000,000
11/21/12	0.370%	10,000,000	10,000,000
Pohjola Bank PLC
10/09/12	0.290%	8,000,000	8,000,000
Rabobank
10/26/12	0.515%	10,000,000	10,000,000
Standard Chartered Bank PLC
10/05/12	0.315%	10,000,121	10,000,121
10/05/12	0.630%	9,968,077	9,968,077
Sumitomo Mitsui Banking Corp.
10/11/12	0.500%	10,000,000	10,000,000
11/02/12	0.470%	5,000,000	5,000,000
12/03/12	0.320%	3,000,000	3,000,000
12/05/12	0.320%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.470%	10,000,000	10,000,000
Union Bank of Switzerland
10/11/12	0.350%	12,000,000	12,000,000
10/23/12	0.330%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
United Overseas Bank Ltd.
10/10/12	0.240%	$20,000,000	$20,000,000
Total			278,955,031
Commercial Paper 1.6%
ABM AMRO Funding USA LLC
12/05/12	0.400%	9,989,889	9,989,889
Caisse des Depots
10/05/12	0.562%	4,985,767	4,985,767
DnB NOR
10/10/12	0.511%	14,961,112	14,961,112
PB Capital Corp.
10/19/12	0.671%	4,995,440	4,995,440
Societe Generale
10/01/12	0.180%	19,999,700	19,999,700
Suncorp Metway Ltd.
10/09/12	0.450%	6,994,575	6,994,575
Total			61,926,483
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
10/01/12	0.430%	10,000,000	10,000,000
Repurchase Agreements 4.8%
Mizuho Securities USA, Inc. dated 09/28/12, matures 10/01/12, repurchase price $28,000,700 (p)
	0.300%	28,000,000	28,000,000
Natixis Financial Products, Inc. dated 09/28/12, matures 10/01/12, repurchase price $65,001,896 (p)
	0.350%	65,000,000	65,000,000
Nomura Securities dated 09/28/12, matures 10/01/12, repurchase price $50,001,250 (p)
	0.300%	50,000,000	50,000,000
Pershing LLC dated 09/28/12, matures 10/01/12, repurchase price $4,000,083 (p)
	0.250%	4,000,000	4,000,000
RBS Securities, Inc. dated 09/28/12, matures 10/01/12, repurchase price $25,000,563 (p)
	0.270%	25,000,000	25,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Royal Bank of Canada dated 09/28/12, matures 10/01/12, repurchase price $16,591,680 (p)
	0.200%	$16,591,403	$16,591,403
Total			188,591,403

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $584,398,577)	$584,398,577
Total Investments
(Cost: $4,444,866,834) (q)	$4,629,425,765(r)
Other Assets & Liabilities, Net	(667,053,499)
Net Assets	$3,962,372,266

Investments in Derivatives Futures Contracts Outstanding at September 30, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(467)	(69,758,125)	December 2012	—	(116,412)
U.S. Treasury Note, 2-year	121	26,684,281	January 2013	—	(2,103)
U.S. Treasury Note, 5-year	(2,260)	(281,670,151)	January 2013	—	(1,094,611)
U.S. Treasury Note, 10-year	(636)	(84,896,066)	December 2012	—	(388,982)
U.S. Treasury Ultra Bond, 30-year	(777)	(128,374,969)	December 2012	1,410,413	—
Total				1,410,413	(1,602,108)

Credit Default Swap Contracts Outstanding at September 30, 2012 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Barclays Bank, PLC	March 20, 2017	1.000	7,230,000	231,502	(275,265)	(1,808)	—	(45,571)
Citibank	Marriott International, Inc.	March 20, 2017	1.000	5,600,000	(46,575)	16,741	(1,400)	—	(31,234)
Goldman Sachs International	Bank of America Corp.	June 20, 2017	1.000	33,480,000	1,051,330	(2,607,467)	(8,370)	—	(1,564,507)
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.000	3,285,000	118,577	(214,764)	(821)	—	(97,008)
Goldman Sachs International	CDX North America High Yield 18	June 20, 2017	5.000	31,600,800	(203,937)	(917,387)	(39,501)	—	(1,160,825)
JPMorgan	CDX North America High Yield 18	June 20, 2017	5.000	30,397,950	(196,174)	(977,648)	(37,997)	—	(1,211,819)
Citibank	CDX North America Investment Grade 18	June 20, 2017	1.000	29,670,000	(132,181)	(213,563)	(7,418)	—	(353,162)
JPMorgan	CDX North America Investment Grade 18-V1	June 20, 2017	1.000	69,730,000	(310,649)	(513,149)	(17,433)	—	(841,231)

Goldman Sachs International	D.R. Horton, Inc.	June 20, 2017	1.000	8,625,000	183,624	(503,921)	(2,156)	—	(322,453)
JPMorgan	D.R. Horton, Inc.	June 20, 2017	1.000	20,875,000	444,424	(1,146,924)	(5,219)	—	(707,719)
Goldman Sachs International	H.J. Heinz Company	June 20, 2017	1.000	17,415,000	(420,468)	223,266	(4,354)	—	(201,556)
JPMorgan	Home Depot, Inc.	June 20, 2017	1.000	16,190,000	(433,261)	333,435	(4,048)	—	(103,874)
JPMorgan	Limited Brands, Inc.	June 20, 2017	1.000	4,820,000	188,022	(289,965)	(1,205)	—	(103,148)
Goldman Sachs International	Toll Brothers, Inc.	June 20, 2017	1.000	17,695,000	51,363	(686,634)	(4,424)	—	(639,695)
Morgan Stanley	Toll Brothers, Inc.	June 20, 2017	1.000	17,750,000	51,523	(579,588)	(4,438)	—	(532,503)
Morgan Stanley	Barclays Bank, PLC	September 20, 2017	1.000	8,595,000	344,713	(459,372)	(2,149)	—	(116,808)
Morgan Stanley	D.R. Horton, Inc.	September 20, 2017	1.000	3,870,000	99,215	(90,309)	(968)	7,938	—
Citibank	Goldman Sachs Group, Inc.	September 20, 2017	1.000	11,560,000	476,749	(782,328)	(2,890)	—	(308,469)
Morgan Stanley	Home Depot, Inc.	September 20, 2017	1.000	12,075,000	(324,909)	275,285	(3,019)	—	(52,643)
Goldman Sachs International	Limited Brands, Inc.	September 20, 2017	1.000	10,910,000	490,454	(577,238)	(2,728)	—	(89,512)
Citibank	Textron, Inc.	September 20, 2017	1.000	2,025,000	30,570	(43,363)	(506)	—	(13,299)
Goldman Sachs International	Textron, Inc.	September 20, 2017	1.000	13,175,000	198,893	(300,473)	(3,294)	—	(104,874)
Goldman Sachs International	Toll Brothers, Inc.	September 20, 2017	1.000	6,405,000	34,521	(145,949)	(1,601)	—	(113,029)
Barclays	Goldman Sachs Group, Inc.	December 20, 2017	1.000	8,405,000	377,481	(376,184)	(2,101)	—	(804)
Barclays	Marriott International, Inc.	December 20, 2017	1.000	8,630,000	(21,938)	(12,902)	(2,158)	—	(36,998)
Total								7,938	(8,752,741)

Credit Default Swap Contracts Outstanding at September 30, 2012 Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Home Depot, Inc.	June 20, 2017	1.000	485,000.00	(12,979)	9,539	(121)	—	(3,561)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $472,288,531 or 11.92% of net assets.

(c)	At September 30, 2012, security was partially or fully on loan.
(d)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $951,045, representing 0.02% of net assets. Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-08-95	951,045

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2012, the value of these securities amounted to $12,324,519, which represents 0.31% of net assets.

(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)

At September 30, 2012, investments in securities included securities valued at $7,709,303 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	Zero coupon bond.
(l)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	Non-income producing.
(n)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(o)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	37,895,335	1,064,908,818	(1,094,945,833)	7,858,320	65,635	7,858,320

(p)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.300%)

Security Description	Value ($)
Fannie Mae REMICS	3,035,027
Federal Farm Credit Banks	1,467,159
Freddie Mac REMICS	4,310,326
Ginnie Mae I Pool	15,253
United States Treasury Note/Bond	19,732,236
Total Market Value of Collateral Securities	28,560,001

Natixis Financial Products, Inc. (0.350%)

Security Description	Value ($)
Fannie Mae Pool	3,670,355
Fannie Mae REMICS	15,816,452
Fannie Mae-Aces	164,561
Freddie Mac Reference REMIC	249
Freddie Mac REMICS	17,311,506
Government National Mortgage Association	29,338,810
Total Market Value of Collateral Securities	66,301,933

Nomura Securities (0.300%)

Security Description	Value ($)
Fannie Mae Pool	3,907,113
Freddie Mac Gold Pool	2,533,068
Ginnie Mae I Pool	9,617,459
Ginnie Mae II Pool	34,942,360
Total Market Value of Collateral Securities	51,000,000

Pershing LLC (0.250%)

Security Description	Value ($)
Fannie Mae Pool	523,056
Fannie Mae REMICS	810,627
Federal Home Loan Banks	150,447
Freddie Mac Gold Pool	376,809
Freddie Mac Non Gold Pool	168,739
Freddie Mac REMICS	276,242
Ginnie Mae I Pool	319,398
Ginnie Mae II Pool	522,195
Government National Mortgage Association	932,487
Total Market Value of Collateral Securities	4,080,000

RBS Securities, Inc. (0.270%)

Security Description	Value ($)
United States Treasury Note/Bond	25,500,192
Total Market Value of Collateral Securities	25,500,192

Royal Bank of Canada (0.200%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	16,923,233
Total Market Value of Collateral Securities	16,923,233

(q)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $4,444,867,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$191,667,000
Unrealized Depreciation	(7,108,000)
Net Unrealized Appreciation	$184,559,000

(r)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
REMIC(S)	Real Estate Mortgage Investment Conduit(s)
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	1,799,723	951,045	2,750,768
All Other Industries	—	1,743,127,363	—	1,743,127,363
Residential Mortgage-Backed Securities - Agency	—	761,892,968	—	761,892,968
Residential Mortgage-Backed Securities - Non-Agency	—	45,410,589	33,081,613	78,492,202
Commercial Mortgage-Backed Securities - Non-Agency	—	510,506,092	14,175,880	524,681,972
Asset-Backed Securities - Non-Agency	—	37,570,021	—	37,570,021
Inflation-Indexed Bonds	—	2,280,234	—	2,280,234
U.S. Treasury Obligations	378,590,327	221,179,982	—	599,770,309
U.S. Government & Agency Obligations	—	33,545	—	33,545
Foreign Government Obligations	—	50,584,211	417,063	51,001,274
Municipal Bonds	—	17,306,709	—	17,306,709
Preferred Debt	102,897,684	—	—	102,897,684
Total Bonds	481,488,011	3,391,691,437	48,625,601	3,921,805,049
Equity Securities
Warrants
Energy	—	25,296	—	25,296
Total Equity Securities	—	25,296	—	25,296

Short-Term Securities
Treasury Bills	106,784,107	—	—	106,784,107
Total Short-Term Securities	106,784,107	—	—	106,784,107
Other
Senior Loans	—	8,554,416	—	8,554,416
Money Market Funds	7,858,320	—	—	7,858,320
Investments of Cash Collateral Received for Securities on Loan	—	584,398,577	—	584,398,577
Total Other	7,858,320	592,952,993	—	600,811,313
Investments in Securities	596,130,438	3,984,669,726	48,625,601	4,629,425,765
Derivatives
Assets
Futures Contracts	1,410,413	—	—	1,410,413
Swap Contracts	—	7,938	—	7,938
Liabilities
Futures Contracts	(1,602,108)	—	—	(1,602,108)
Swap Contracts	—	(8,756,302)	—	(8,756,302)
Total	595,938,743	3,975,921,362	48,625,601	4,620,485,706

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential	Commercial
		Mortgage-Backed	Mortgage-Backed	Foreign
	Corporate	Securities -	Securities -	Government
	Bonds ($)	Non-Agency ($)	Non-Agency ($)	Obligations ($)	Total ($)
Balance as of December 31, 2011	1,536,511	12,474,118	—	414,580	14,425,209
Accrued discounts/premiums	(138)	784	—	7,255	7,901
Realized gain (loss)	(10,071)	6,941	—	5,634	2,504
Change in unrealized appreciation (depreciation)(a)	46,908	198,652	4,128	27,787	277,475
Sales	(718,649)	(1,499,520)	—	(38,193)	(2,256,362)
Purchases	96,484	30,023,396	14,171,752	—	44,291,632
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(8,122,758)	—	—	(8,122,758)
Balance as of September 30, 2012	951,045	33,081,613	14,175,880	417,063	48,625,601

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $279,440, which is comprised of Corporate Bonds and Notes of $48,873, Residential Mortgage-Backed Securities Non-Agency of $198,652, Commercial Mortgage-Backed Securities - Non-Agency of $4,128 and Foreign Government Obligations of $27,787.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Corporate Bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain Corporate Bonds, Foreign Government Obligations, Residential and Commercial Backed Mortgage Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, September 30, 2012.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio — Dividend Opportunity Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
CONSUMER DISCRETIONARY 7.6%
Automobiles 0.5%
Ford Motor Co.	1,557,620	$15,358,133
Hotels, Restaurants & Leisure 2.1%
Carnival Corp.	403,708	14,711,120
Intercontinental Hotels Group PLC	343,300	8,980,642
McDonald’s Corp.	442,100	40,562,675
Total		64,254,437
Household Durables 1.1%
Leggett & Platt, Inc.	937,713	23,489,711
Whirlpool Corp.	107,961	8,951,046
Total		32,440,757
Media 2.4%
Gannett Co., Inc.	673,245	11,950,099
National CineMedia, Inc.	712,793	11,668,421
Regal Entertainment Group, Class A	1,071,597	15,077,370
Time Warner, Inc.	370,508	16,795,128
Viacom, Inc., Class B	146,732	7,863,368
Walt Disney Co. (The)	148,134	7,744,445
Total		71,098,831
Multiline Retail 1.5%
Macy’s, Inc.	419,659	15,787,572
Target Corp.	462,954	29,383,690
Total		45,171,262
TOTAL CONSUMER DISCRETIONARY		228,323,420
CONSUMER STAPLES 10.1%
Beverages 1.2%
Coca-Cola Co. (The)	473,800	17,971,234
PepsiCo, Inc.	257,667	18,235,093
Total		36,206,327
Food Products 2.9%
B&G Foods, Inc.	816,511	24,748,449
ConAgra Foods, Inc.	290,100	8,003,859
Hershey Co. (The)	105,200	7,457,628
Mondelez International, Inc.	703,884	29,105,603
Unilever NV - NY Shares	500,500	17,757,740
Total		87,073,279
Household Products 2.1%
Kimberly-Clark Corp.	344,796	29,576,601
Procter & Gamble Co. (The)	465,358	32,277,231
Total		61,853,832

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 0.2%
Avon Products, Inc.	466,700	$7,443,865
Tobacco 3.7%
Altria Group, Inc.	763,235	25,484,417
Lorillard, Inc.	448,665	52,247,039
Philip Morris International, Inc.	378,584	34,049,845
Total		111,781,301
TOTAL CONSUMER STAPLES		304,358,604
ENERGY 12.2%
Energy Equipment & Services 0.7%
Seadrill Ltd.	534,620	20,967,796
Oil, Gas & Consumable Fuels 11.5%
Chevron Corp.	490,330	57,152,865
Enbridge, Inc.	1,614,670	63,020,570
Exxon Mobil Corp.	379,028	34,662,111
Kinder Morgan, Inc.	459,200	16,310,784
Occidental Petroleum Corp.	347,068	29,868,672
Royal Dutch Shell PLC, ADR	1,401,939	97,308,586
Spectra Energy Corp.	635,100	18,646,536
Total SA, ADR	292,092	14,633,809
Williams Companies, Inc. (The)	410,939	14,370,537
Total		345,974,470
TOTAL ENERGY		366,942,266
FINANCIALS 15.7%
Capital Markets 1.1%
Goldman Sachs Group, Inc. (The)	234,033	26,604,871
New Mountain Finance Corp.	500,000	7,410,000
Total		34,014,871
Commercial Banks 5.1%
Bank of Montreal	453,000	26,745,120
Fifth Third Bancorp	585,900	9,087,309
M&T Bank Corp.	323,700	30,803,292
U.S. Bancorp	1,333,200	45,728,760
Wells Fargo & Co.	1,193,341	41,206,065
Total		153,570,546
Diversified Financial Services 4.0%
Bank of America Corp.	4,083,213	36,054,771
Citigroup, Inc.	729,306	23,862,892
JPMorgan Chase & Co.	1,460,877	59,136,301
Total		119,053,964

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 5.5%
ACE Ltd.	609,724	$46,095,134
Allstate Corp. (The)	617,036	24,440,796
Endurance Specialty Holdings Ltd.	172,717	6,649,605
PartnerRe Ltd.	118,298	8,787,175
Travelers Companies, Inc. (The)	231,132	15,777,070
XL Group PLC	2,606,557	62,635,565
Total		164,385,345
TOTAL FINANCIALS		471,024,726
HEALTH CARE 13.3%
Pharmaceuticals 13.3%
Abbott Laboratories	382,900	26,251,624
AstraZeneca PLC, ADR	474,206	22,695,499
Bristol-Myers Squibb Co.	1,031,095	34,799,456
Eli Lilly & Co.	333,900	15,830,199
GlaxoSmithKline PLC, ADR	647,800	29,954,272
Johnson & Johnson	668,123	46,040,356
Merck & Co., Inc.	1,594,161	71,896,661
Novartis AG, ADR	568,367	34,818,163
Pfizer, Inc.	3,546,006	88,118,249
Roche Holding AG, ADR	322,500	15,154,275
Warner Chilcott PLC, Class A	1,057,100	14,270,850
Total		399,829,604
TOTAL HEALTH CARE		399,829,604
INDUSTRIALS 11.0%
Aerospace & Defense 1.4%
Honeywell International, Inc.	278,322	16,629,739
Lockheed Martin Corp.	280,470	26,190,289
Total		42,820,028
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	194,826	13,943,697
Commercial Services & Supplies 1.6%
Deluxe Corp.	515,500	15,753,680
Pitney Bowes, Inc.	1,288,200	17,802,924
RR Donnelley & Sons Co.	668,500	7,086,100
Waste Management, Inc.	230,400	7,391,232
Total		48,033,936
Electrical Equipment 1.3%
Cooper Industries PLC	404,594	30,368,826
Hubbell, Inc., Class B	122,525	9,892,668
Total		40,261,494

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 3.6%
General Electric Co.	3,712,900	$84,319,959
Siemens AG, ADR	95,188	9,533,078
Tyco International Ltd.	272,519	15,331,919
Total		109,184,956
Machinery 2.6%
Eaton Corp.	766,665	36,232,588
Harsco Corp.	584,100	11,991,573
Illinois Tool Works, Inc.	500,114	29,741,780
Total		77,965,941
TOTAL INDUSTRIALS		332,210,052
INFORMATION TECHNOLOGY 7.5%
Communications Equipment 1.4%
Cisco Systems, Inc.	2,123,036	40,528,757
Computers & Peripherals 1.1%
Apple, Inc.	51,000	34,030,260
Internet Software & Services 0.4%
AOL, Inc. (a)	313,331	11,038,651
IT Services 0.4%
Booz Allen Hamilton Holdings Corp.	249,500	3,455,575
Redecard SA	445,900	7,687,362
Total		11,142,937
Semiconductors & Semiconductor Equipment 1.9%
Analog Devices, Inc.	478,300	18,744,577
Intel Corp.	607,776	13,784,360
Microchip Technology, Inc.	790,158	25,869,773
Total		58,398,710
Software 2.3%
Microsoft Corp.	1,733,547	51,625,030
Oracle Corp.	599,313	18,872,366
Total		70,497,396
TOTAL INFORMATION TECHNOLOGY		225,636,711
MATERIALS 4.4%
Chemicals 2.6%
Air Products & Chemicals, Inc.	188,478	15,587,131
Dow Chemical Co. (The)	46,876	1,357,529
EI du Pont de Nemours & Co.	475,680	23,912,433
Mosaic Co. (The)	359,920	20,734,991

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Olin Corp.	847,200	$18,409,656
Total		80,001,740
Metals & Mining 0.5%
Cliffs Natural Resources, Inc.	170,300	6,663,839
Freeport-McMoRan Copper & Gold, Inc.	208,817	8,264,977
Total		14,928,816
Paper & Forest Products 1.3%
International Paper Co.	626,977	22,771,805
MeadWestvaco Corp.	517,300	15,829,380
Total		38,601,185
TOTAL MATERIALS		133,531,741
TELECOMMUNICATION SERVICES 7.4%
Diversified Telecommunication Services 6.7%
AT&T, Inc.	2,309,065	87,051,751
BCE, Inc.	356,100	15,647,034
CenturyLink, Inc.	862,390	34,840,556
Deutsche Telekom AG, ADR	1,198,563	14,766,296
Telstra Corp., Ltd.	1,525,500	6,184,369
Verizon Communications, Inc.	775,213	35,326,456
Windstream Corp.	807,645	8,165,291
Total		201,981,753
Wireless Telecommunication Services 0.7%
Vodafone Group PLC, ADR	729,201	20,778,582
TOTAL TELECOMMUNICATION SERVICES		222,760,335
UTILITIES 6.8%
Electric Utilities 3.0%
American Electric Power Co., Inc.	426,040	18,720,198
Duke Energy Corp.	239,600	15,526,080
Entergy Corp.	201,941	13,994,511
FirstEnergy Corp.	350,515	15,457,711
NextEra Energy, Inc.	228,630	16,079,548
PPL Corp.	415,002	12,055,808
Total		91,833,856
Multi-Utilities 3.8%
Ameren Corp.	307,900	10,059,093
Dominion Resources, Inc.	467,402	24,744,262
National Grid PLC	1,384,100	15,265,349
PG&E Corp.	522,994	22,316,154
Public Service Enterprise Group, Inc.	182,300	5,866,414

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
SCANA Corp.	171,200	$8,263,824
Sempra Energy	333,197	21,487,874
TECO Energy, Inc.	336,800	5,974,832
Total		113,977,802
TOTAL UTILITIES		205,811,658
Total Common Stocks (Cost: $2,521,736,041)		$2,890,429,117

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	5,139,000	$5,071,551
Total Convertible Bonds (Cost: $5,139,000)			$5,071,551

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 2.5%
Deutsche Bank AG Mandatory Exchangeable Notes (linked to common stock of Cisco Systems, Inc.) (b)
11/14/12	5.940%	1,720,000	32,236,240
Goldman Sachs Group, Inc. (The) Mandatory Exchangeable Notes (linked to common stock of Dow Chemical Co. (The)) (b)(c)
10/19/12	0.000%	1,209,616	41,962,522
Total Equity-Linked Notes (Cost: $72,714,171)			$74,198,762

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.151% (d)(e)	12,648,468	$12,648,468
Total Money Market Funds (Cost: $12,648,468)		$12,648,468

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan —%
Repurchase Agreements —%
Barclays Capital, Inc. dated 09/28/12, matures 10/01/12, repurchase price $962,671 (f)
	0.200%	$962,655	$962,655

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $962,655)	$962,655
Total Investments
(Cost: $2,613,200,335)	$2,983,310,553(g)
Other Assets & Liabilities, Net	28,399,268
Net Assets	$3,011,709,821

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $74,198,762 or 2.46% of net assets.

(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	79,103,189	642,251,002	(708,705,723)	—	12,648,468	73,216	12,648,468

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Barclays Capital, Inc. (0.200%)

Security Description	Value ($)
United States Treasury Note/Bond	981,908
Total Market Value of Collateral Securities	981,908

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	219,342,778	8,980,642	—	228,323,420
Consumer Staples	304,358,604	—	—	304,358,604
Energy	366,942,266	—	—	366,942,266
Financials	471,024,726	—	—	471,024,726
Health Care	399,829,604	—	—	399,829,604
Industrials	332,210,052	—	—	332,210,052
Information Technology	225,636,711	—	—	225,636,711
Materials	133,531,741	—	—	133,531,741
Telecommunication Services	216,575,966	6,184,369	—	222,760,335
Utilities	190,546,309	15,265,349	—	205,811,658
Total Equity Securities	2,859,998,757	30,430,360	—	2,890,429,117

Bonds
Convertible Bonds	—	5,071,551	—	5,071,551
Total Bonds	—	5,071,551	—	5,071,551

Other
Equity-Linked Notes	—	74,198,762	—	74,198,762
Money Market Funds	12,648,468	—	—	12,648,468
Investments of Cash Collateral Received for Securities on Loan	—	962,655	—	962,655
Total Other	12,648,468	75,161,417	—	87,809,885
Total	2,872,647,225	110,663,328	—	2,983,310,553

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Bond Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 6.4%
BRAZIL 1.7%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	$11,300,000	$6,006,043
Vale SA Senior Unsecured
09/11/42	5.625%		1,000,000	1,017,321
Total				7,023,364
COLOMBIA 1.1%
BanColombia SA Senior Unsecured
06/03/21	5.950%		1,610,000	1,811,250
Banco de Bogota SA Senior Unsecured (b)
01/15/17	5.000%		1,700,000	1,793,102
Grupo Aval Ltd. (b)
09/26/22	4.750%		1,000,000	985,000
Total				4,589,352
PERU 0.3%
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%		1,300,000	1,369,366
RUSSIAN FEDERATION 2.4%
Lukoil International Finance BV (b)
11/09/20	6.125%		4,250,000	4,800,802
Novatek Finance Ltd. Senior Unsecured (b)
02/03/21	6.604%		3,650,000	4,251,020
VimpelCom Holdings BV (b)
03/01/22	7.504%		1,260,000	1,321,425
Total				10,373,247
UKRAINE 0.9%
MHP SA (b)
04/29/15	10.250%		3,650,000	3,786,875
Total Corporate Bonds & Notes (Cost: $26,184,662)				$27,142,204

Inflation-Indexed Bonds(a) 5.9%
URUGUAY 5.9%
Uruguay Government International Bond
06/26/37	3.700%	UYU	12,116,242	644,358
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
URUGUAY (CONTINUED)
12/15/28	4.375%	UYU	$418,255,650	$24,030,198
Total				24,674,556
Total Inflation-Indexed Bonds (Cost: $22,944,190)				$24,674,556

Foreign Government Obligations(a) 84.0%
ARGENTINA 2.9%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		3,680,000	3,367,200
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		9,300,000	7,937,550
City of Buenos Aires Senior Unsecured (b)
03/01/17	9.950%		400,000	358,000
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		900,000	645,750
Total				12,308,500
BRAZIL 5.1%
Brazilian Government International Bond Senior Unsecured
01/05/24	8.500%	BRL	4,858,000	2,803,729
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		6,200,000	6,897,500
Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	2,000,000	1,120,142
Petrobras International Finance Co.
03/15/19	7.875%		2,100,000	2,637,766
01/27/21	5.375%		4,420,000	4,981,860
01/20/40	6.875%		2,390,000	2,992,142
Total				21,433,139
COLOMBIA 5.8%
Colombia Government International Bond
Senior Unsecured
06/28/27	9.850%	COP	2,096,000,000	1,764,820
01/18/41	6.125%		4,410,000	5,941,619
Corp. Andina De Fomento
06/15/22	4.375%		3,789,000	4,109,197
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	2,000,000,000	1,255,823

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
COLOMBIA (CONTINUED)
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		$3,800,000	$4,164,236
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	7,500,000,000	4,667,667
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%		2,600,000	2,778,017
Total				24,681,379
DOMINICAN REPUBLIC 2.1%
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		4,100,000	4,611,373
04/20/27	8.625%		3,650,000	4,124,500
Total				8,735,873
EL SALVADOR 0.5%
El Salvador Government International Bond Senior Unsecured (b)
04/10/32	8.250%		1,760,000	2,090,000
GEORGIA 0.3%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		1,039,000	1,185,284
GUATEMALA 0.3%
Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%		1,050,000	1,165,500
HUNGARY 0.7%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		2,830,000	3,094,990
INDONESIA 9.7%
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%		6,800,000	7,760,279
01/17/38	7.750%		4,160,000	6,198,400
Indonesia Treasury Bond
Senior Unsecured
07/15/17	10.000%	IDR	16,597,000,000	2,046,830
09/15/19	11.500%	IDR	24,050,000,000	3,314,711
11/15/20	11.000%	IDR	11,717,000,000	1,619,371
09/15/24	10.000%	IDR	19,530,000,000	2,674,632
PT Pertamina Persero (b)

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
INDONESIA (CONTINUED)
Senior Unsecured
05/03/22	4.875%		$6,300,000	$6,780,375
05/03/42	6.000%		2,460,000	2,669,100
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		7,050,000	7,876,216
Total				40,939,914
KAZAKHSTAN 1.9%
KazMunayGas National Co. (b)
Senior Unsecured
07/02/18	9.125%		2,520,000	3,248,028
05/05/20	7.000%		3,840,000	4,715,752
Total				7,963,780
LATVIA 0.3%
Republic of Latvia Senior Unsecured (b)
06/16/21	5.250%		1,130,000	1,268,135
LITHUANIA 1.8%
Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%		6,300,000	7,520,801
MEXICO 9.5%
Comision Federal De Electricidad Senior Unsecured (b)
02/14/42	5.750%		2,080,000	2,314,000
Mexican Bonos
12/15/16	7.250%	MXN	1,600,000	1,352,582
06/10/21	6.500%	MXN	4,911,000	4,155,324
06/09/22	6.500%	MXN	12,927,000	10,947,489
06/03/27	7.500%	MXN	9,139,000	8,203,974
Pemex Project Funding Master Trust
01/21/21	5.500%		1,530,000	1,793,925
Petroleos Mexicanos
06/02/41	6.500%		6,640,000	8,276,760
06/27/44	5.500%		3,100,000	3,410,000
Total				40,454,054
PANAMA 0.1%
Ena Norte Trust (b)(c)
04/25/23	4.950%		500,000	500,705
PERU 3.5%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		3,270,000	3,639,990

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
PERU (CONTINUED)
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates (b)(d)
05/31/18	0.000%		$3,647,122	$3,318,881
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		1,530,000	2,241,450
11/18/50	5.625%		2,520,000	3,282,300
Peruvian Government International Bond (b)
Senior Unsecured
08/12/26	8.200%	PEN	4,318,000	2,239,874
Total				14,722,495
PHILIPPINES 1.7%
Philippine Government International Bond
Senior Unsecured
01/15/21	4.950%	PHP	27,000,000	675,893
03/30/26	5.500%		1,130,000	1,416,737
01/14/36	6.250%	PHP	77,000,000	2,051,211
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		2,080,000	2,874,853
Total				7,018,694
POLAND 1.7%
Poland Government International Bond Senior Unsecured
04/21/21	5.125%		6,300,000	7,339,500
QATAR 1.0%
Qatar Government International Bond (b)
Senior Unsecured
01/20/22	4.500%		2,830,000	3,197,900
01/20/40	6.400%		760,000	1,037,400
Total				4,235,300
REPUBLIC OF NAMIBIA 1.3%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		5,130,000	5,732,775
REPUBLIC OF THE CONGO 0.3%
Republic of Congo Senior Unsecured (e)
06/30/29	3.000%		1,805,000	1,502,663
ROMANIA 0.8%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		3,150,000	3,529,704

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
RUSSIAN FEDERATION 11.9%
Gazprom Neft (b)
09/19/22	4.375%		$1,000,000	$1,011,105
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		2,080,000	2,314,000
03/07/22	6.510%		8,800,000	10,344,400
08/16/37	7.288%		2,020,000	2,545,200
RZD Capital Ltd. Senior Unsecured
04/02/19	8.300%	RUB	45,000,000	1,491,225
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		5,850,000	6,168,629
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	40,000,000	1,375,220
04/04/42	5.625%		4,200,000	4,971,960
Russian Foreign Bond - Eurobond (b)(e)
Senior Unsecured
03/31/30	7.500%		6,697,600	8,455,720
Sberbank of Russia Via SB Capital SA
Senior Unsecured
06/16/21	5.717%		1,100,000	1,186,900
Sberbank of Russia Via SB Capital SA (b)
Senior Unsecured
02/07/22	6.125%		4,300,000	4,724,567
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)
04/12/17	6.000%		1,500,000	1,567,500
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%		3,650,000	4,316,125
Total				50,472,551
SOUTH AFRICA 0.8%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		1,510,000	1,694,975
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		1,800,000	1,826,943
Total				3,521,918
SOUTH KOREA 0.9%
Export-Import Bank of Korea Senior Unsecured
09/15/21	4.375%		3,270,000	3,665,016

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
TRINIDAD AND TOBAGO 1.3%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	$4,200,000	$5,390,204
TURKEY 6.1%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%	4,410,000	4,858,181
Turkey Government International Bond
03/25/22	5.125%	750,000	825,938
Senior Unsecured
03/30/21	5.625%	11,350,000	12,939,000
03/17/36	6.875%	5,860,000	7,434,875
Total			26,057,994
UKRAINE 0.4%
Ukraine Government International Bond Senior Unsecured (b)
02/23/21	7.950%	1,700,000	1,691,882
UNITED ARAB EMIRATES 1.5%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%	5,420,000	6,303,838
URUGUAY 0.5%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	1,260,000	1,962,450

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
VENEZUELA 9.0%
Petroleos de Venezuela SA
04/12/17	5.250%	$3,650,000	$2,883,500
11/02/17	8.500%	14,273,000	12,917,065
11/17/21	9.000%	2,000,000	1,720,000
Senior Unsecured
10/28/15	5.000%	8,000,000	6,780,000
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	15,900,000	13,992,000
Total			38,292,565
ZAMBIA 0.3%
Zambia Government International Bond (b)
09/20/22	5.375%	1,200,000	1,201,123
Total Foreign Government Obligations (Cost: $331,333,087)			$355,982,726

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.151% (f)(g)	7,366,742	$7,366,742
Total Money Market Funds (Cost: $7,366,742)		$7,366,742
Total Investments
(Cost: $387,828,681) (h)		$415,166,228(i)
Other Assets & Liabilities, Net		8,665,040
Net Assets		$423,831,268

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	October 29, 2012	6,435,715 (USD)	19,692,000 (MYR)	—	(6,490)
Citigroup Global Markets, Inc.	October 15, 2012	3,274,005 (USD)	135,773,000 (PHP)	—	(20,090)
Total				—	(26,580)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $196,485,182 or 46.36% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.

(f)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	407,432,577	(400,085,835)	—	7,366,742	21,685	7,366,742

(h)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $387,829,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,748,000
Unrealized Depreciation	(411,000)
Net Unrealized Appreciation	$27,337,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgits
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	27,142,204	—	27,142,204
Inflation-Indexed Bonds	—	24,674,556	—	24,674,556
Foreign Government Obligations	—	352,663,845	3,318,881	355,982,726
Total Bonds	—	404,480,605	3,318,881	407,799,486

Other
Money Market Funds	7,366,742	—	—	7,366,742
Total Other	7,366,742	—	—	7,366,742

Investments in Securities	7,366,742	404,480,605	3,318,881	415,166,228
Derivatives
Liabilities
Forward Foreign Currency Exchange Contracts	—	(26,580)	—	(26,580)
Total	7,366,742	404,454,025	3,318,881	415,139,648

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Foreign Government Obligations
Balance as of April 29, 2012	$—
Accrued discounts/premiums	21,063
Realized gain (loss)	13,589
Change in unrealized appreciation (depreciation)(a)	73,766
Sales	(115,653)
Purchases	3,326,116
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2012	$3,318,881

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $73,766.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Fund (formerly known as Columbia Variable Portfolio – Emerging Markets Opportunity Fund)

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
BRAZIL 12.1%
Arezzo Industria e Comercio SA	170,200	$3,069,435
Banco Bradesco SA, ADR	725,830	11,664,088
BR Malls Participacoes SA	603,100	8,303,130
CETIP SA - Mercados Organizados	635,899	8,321,816
Cia Hering	236,900	5,294,828
Companhia de Bebidas Americas, ADR	438,129	16,767,197
Itaú Unibanco Holding SA, ADR	175,372	2,679,684
Mahle-Metal Leve SA Industria e Comercio	254,300	3,148,566
Mills Estruturas e Servicos de Engenharia SA	509,600	7,309,985
Multiplus SA	151,000	3,074,002
Odontoprev SA	852,700	4,752,995
Petroleo Brasileiro SA, ADR	706,552	16,208,303
Qualicorp SA (a)	890,800	8,568,554
Raia Drogasil SA	270,700	3,077,881
Ultrapar Participacoes SA	344,100	7,699,285
Vale SA	354,600	6,338,983
Total		116,278,732
CHILE 1.6%
ENTEL Chile SA	288,295	6,007,852
SACI Falabella	965,648	9,750,531
Total		15,758,383
CHINA 13.2%
AAC Technologies Holdings, Inc.	868,000	3,120,897
Anhui Conch Cement Co., Ltd., Class H	796,000	2,461,247
AutoNavi Holdings Ltd., ADR (a)	152,050	1,745,534
Belle International Holdings Ltd.	3,073,000	5,553,357
Brilliance China Automotive Holdings Ltd. (a)	3,118,000	3,416,864
China Communications Construction Co., Ltd., Class H	9,476,000	7,636,705
China Merchants Holdings International Co., Ltd.	1,204,000	3,689,925
China Shenhua Energy Co., Ltd., Class H	1,923,500	7,432,599
China Telecom Corp., Ltd., Class H	9,924,000	5,734,813
China Vanke Co., Ltd., Class B	3,888,732	4,873,656
CNOOC Ltd.	1,415,000	2,872,931
ENN Energy Holdings Ltd.	1,666,000	6,995,510
Industrial & Commercial Bank of China Ltd., Class H	24,850,000	14,581,488
NetEase, Inc., ADR (a)	47,565	2,670,299
NQ Mobile, Inc., ADR (a)	325,000	2,600,000
PetroChina Co., Ltd., ADR	36,971	4,775,174
PetroChina Co., Ltd., Class H	10,342,000	13,370,384

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Spreadtrum Communications, Inc., ADR	495,243	$10,182,196
Tencent Holdings Ltd.	183,700	6,219,289
Want Want China Holdings Ltd.	3,622,000	4,610,658
Wumart Stores, Inc., Class H	1,297,000	1,933,170
Wynn Macau Ltd.	2,249,600	6,031,084
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,773,000	4,535,186
Total		127,042,966
COLOMBIA 0.5%
BanColombia SA, ADR	71,534	4,271,295
HONG KONG 0.9%
SA SA International Holdings Ltd.	6,686,000	4,558,785
Trinity Ltd.	5,360,000	3,577,212
Total		8,135,997
INDIA 5.9%
Asian Paints Ltd.	41,112	3,064,125
Bajaj Auto Ltd.	131,542	4,560,138
Bharat Forge Ltd.	671,000	3,882,139
Cairn India Ltd. (a)	934,490	5,858,090
Cummins India Ltd.	432,910	4,136,306
Eicher Motors Ltd.	50,000	2,190,919
HDFC Bank Ltd., ADR	162,032	6,089,163
ICICI Bank Ltd.	501,890	10,058,484
ITC Ltd.	1,460,942	7,526,856
Jubilant Foodworks Ltd. (a)	183,442	4,762,053
Titan Industries Ltd.	892,550	4,412,718
Total		56,540,991
INDONESIA 6.5%
PT Ace Hardware Indonesia Tbk	5,052,000	3,240,373
PT AKR Corporindo Tbk	7,347,000	3,247,741
PT Bank Rakyat Indonesia Persero Tbk	6,727,000	5,213,890
PT Bank Tabungan Pensiunan Nasional Tbk (a)	8,508,000	4,656,248
PT Gudang Garam Tbk	1,016,000	4,909,759
PT Indofood Sukses Makmur Tbk	11,228,500	6,610,261
PT Media Nusantara Citra Tbk	36,124,500	9,786,235
PT Nippon Indosari Corpindo Tbk	2,649,500	1,588,386
PT Semen Gresik Persero Tbk	6,572,500	9,896,390
PT Sumber Alfaria Trijaya Tbk	5,073,000	2,719,279
PT Tower Bersama Infrastructure Tbk (a)	17,608,500	8,177,297

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Tambang Batubara Bukit Asam Persero Tbk	1,266,500	$2,136,243
Total		62,182,102
MALAYSIA 1.2%
AirAsia Bhd	3,720,800	3,668,599
Media Prima Bhd	2,898,000	2,199,483
Telekom Malaysia Bhd	2,554,200	5,165,078
Total		11,033,160
MEXICO 4.1%
Alfa SAB de CV, Class A	4,401,000	8,192,201
Alpek SA de CV	2,833,900	7,364,496
Fomento Economico Mexicano SAB de CV, ADR	86,909	7,993,890
Grupo Financiero Banorte SAB de CV, Class O	1,324,000	7,483,132
Grupo Financiero Santander Mexico SAB de CV, ADR (a)	594,446	8,143,910
Total		39,177,629
PANAMA 0.4%
Copa Holdings SA, Class A	47,130	3,830,255
PERU 1.4%
Credicorp Ltd.	107,419	13,457,452
PHILIPPINES 5.0%
Ayala Land, Inc.	4,241,500	2,423,504
BDO Unibank, Inc. (a)	4,909,921	7,625,973
GT Capital Holdings, Inc.	603,260	7,856,267
International Container Terminal Services, Inc.	1,431,000	2,412,031
Metropolitan Bank & Trust	3,999,000	8,858,524
Security Bank Corp.	2,176,430	8,542,140
SM Investments Corp.	363,790	6,362,625
Universal Robina Corp.	2,498,090	4,165,692
Total		48,246,756
POLAND 0.6%
Eurocash SA	461,808	5,679,533
RUSSIAN FEDERATION 5.1%
Globaltrans Investment PLC, GDR (b)	354,900	7,374,822
Magnit OJSC, GDR (b)	180,136	6,122,823
Mail.ru Group Ltd., GDR (b)	92,508	3,088,842
Mobile Telesystems OJSC, ADR	596,730	10,454,710

Issuer	Shares	Value

Common Stocks (continued)
RUSSIAN FEDERATION (CONTINUED)
NovaTek OAO	533,830	$5,955,041
Rosneft OAO	437,422	2,939,476
Sberbank of Russia	4,447,088	13,007,732
Total		48,943,446
SINGAPORE 0.5%
Hutchison Port Holdings Trust	7,109,000	5,134,930
SOUTH AFRICA 5.0%
AVI Ltd.	1,165,817	8,370,687
Barloworld Ltd.	463,906	4,007,550
Clicks Group Ltd.	924,893	6,431,912
Discovery Holdings Ltd.	542,015	3,614,302
FirstRand Ltd.	1,711,356	5,734,677
Gold Fields Ltd., ADR	284,297	3,653,217
Life Healthcare Group Holdings Ltd.	1,585,596	6,048,621
Mr. Price Group Ltd.	315,324	4,773,239
Shoprite Holdings Ltd.	284,470	5,753,656
Total		48,387,861
SOUTH KOREA 14.8%
Daum Communications Corp.	47,000	4,783,889
Elk Corp.	127,975	2,226,150
Honam Petrochemical Corp.	20,845	4,917,896
Huchems Fine Chemical Corp.	179,500	4,325,866
Hyundai Motor Co.	85,466	19,277,465
Iljin Display Co., Ltd.	309,590	5,073,035
LG Chem Ltd.	19,520	5,770,330
LG Display Co., Ltd. (a)	297,990	7,540,860
LG Household & Health Care Ltd.	6,004	3,419,302
LS Corp.	59,400	5,145,338
NCSoft Corp.	23,559	5,032,204
Samsung Electronics Co., Ltd.	47,505	57,248,193
Samsung SDI Co., Ltd.	35,944	5,083,507
SK Hynix, Inc. (a)	261,960	5,323,800
SK Innovation Co., Ltd.	43,498	6,535,852
Total		141,703,687
TAIWAN 7.2%
Airtac International Group	524,000	2,619,304
Asustek Computer, Inc.	435,000	4,709,051
Far EasTone Telecommunications Co., Ltd.	7,492,000	18,488,163
Formosa Chemicals & Fibre Corp.	1,060,000	2,838,630
Foxconn Technology Co., Ltd.	1,004,850	3,890,044
Giant Manufacturing Co., Ltd.	898,000	4,752,868
Hermes Microvision, Inc.	158,000	2,327,991

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Hon Hai Precision Industry Co., Ltd.	939,000	$2,940,053
MediaTek, Inc.	576,000	6,064,728
PChome Online, Inc.	648,585	3,666,575
Taiwan Semiconductor Manufacturing Co., Ltd.	538,838	1,657,613
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	608,655	9,628,922
Tong Hsing Electronic Industries Ltd.	770,000	2,564,582
TPK Holding Co., Ltd.	249,000	3,254,449
Total		69,402,973
THAILAND 7.8%
Advanced Information Service PCL, Foreign Registered Shares	1,354,300	9,405,101
Bangkok Bank PCL, NVDR	1,596,532	10,036,700
CP ALL PCL, Foreign Registered Shares	7,112,200	8,179,724
Home Product Center PCL, Foreign Registered Shares	11,630,700	4,937,104
Indorama Ventures PCL, Foreign Registered Shares	6,854,200	6,375,232
Kasikornbank PCL, Foreign Registered Shares	1,736,900	10,266,656
LPN Development PCL, NVDR	6,788,000	4,145,430
PTT PCL, Foreign Registered Shares	356,300	3,800,339
Robinson Department Store PCL	822,200	1,725,748
Siam Cement PCL, NVDR	430,900	4,872,798
Siam Commercial Bank PCL, Foreign Registered Shares	2,007,900	10,959,768
Total		74,704,600
TURKEY 3.7%
Arcelik AS	1,271,259	6,762,129
Tofas Turk Otomobil Fabrikasi AS	1,987,777	10,042,574
Turk Traktor ve Ziraat Makineleri AS	184,000	3,941,577

Issuer	Shares	Value

Common Stocks (continued)
TURKEY (CONTINUED)
Turkiye Garanti Bankasi AS	2,432,720	$10,151,843
Turkiye Halk Bankasi AS	608,591	4,740,728
Total		35,638,851
UNITED STATES 0.8%
Freeport-McMoRan Copper & Gold, Inc.	198,328	7,849,822
Total Common Stocks (Cost: $842,024,602)		$943,401,421

Preferred Stocks 1.0%
BRAZIL 0.4%
Companhia de Bebidas das Americas	131	$4,992
Petroleo Brasileiro SA	340,000	$3,748,428
Total		3,753,420
RUSSIAN FEDERATION 0.6%
Surgutneftegas OAO	7,999,720	$5,358,876
Total Preferred Stocks (Cost: $7,553,474)		$9,112,296

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	22,715,553	$22,715,553
Total Money Market Funds (Cost: $22,715,553)		$22,715,553
Total Investments
(Cost: $872,293,629) (e)		$975,229,270(f)
Other Assets & Liabilities, Net		(15,971,547)
Net Assets		$959,257,723

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $16,586,487 or 1.73% of net assets.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	25,113,824	393,746,829	(396,145,100)	22,715,553	23,354	22,715,553

(e)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $872,294,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$116,384,000
Unrealized Depreciation	(13,449,000)
Net Unrealized Appreciation	$102,935,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	21,263,359	108,251,567	—	129,514,926
Consumer Staples	27,838,968	78,021,697	—	105,860,665
Energy	28,682,762	50,900,955	—	79,583,717
Financials	70,413,670	147,348,011	—	217,761,681
Health Care	13,321,549	6,048,621	—	19,370,170
Industrials	22,406,443	66,103,560	—	88,510,003
Information Technology	26,826,951	135,815,753	—	162,642,704
Materials	25,206,518	44,522,513	—	69,729,031
Telecommunication Services	16,462,562	46,970,452	—	63,433,014
Utilities	—	6,995,510	—	6,995,510
Preferred Stocks
Consumer Staples	4,992	—	—	4,992
Energy	3,748,428	5,358,876	—	9,107,304
Total Equity Securities	256,176,202	696,337,515	—	952,513,717

Other
Money Market Funds	22,715,553	—	—	22,715,553
Total Other	22,715,553	—	—	22,715,553
Total	278,891,755	696,337,515	—	975,229,270

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, September 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In			Transfers Out
Level 1 ($)		Level 2 ($)	Level 1 ($)		Level 2 ($)
5,817,922		—	—		5,817,922

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 21.4%
AUSTRALIA 0.5%
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/15	7.000%		$87,000	$88,088
11/01/19	8.250%		461,000	444,865
Nufarm Australia Ltd. (b)(c)
10/15/19	6.375%		55,000	55,000
Woodside Finance Ltd. (b)
11/10/14	4.500%		3,535,000	3,748,204
05/10/21	4.600%		3,140,000	3,446,668
Total				7,782,825
BELGIUM —%
Calcipar SA Senior Secured (b)
05/01/18	6.875%		429,000	425,782
CANADA 0.8%
Inmet Mining Corp. (b)
06/01/20	8.750%		250,000	258,750
MEG Energy Corp. (b)
03/15/21	6.500%		480,000	513,600
Petro-Canada Senior Unsecured
05/15/18	6.050%		4,730,000	5,787,316
Royal Bank of Canada Senior Unsecured
01/18/13	3.250%	EUR	2,235,000	2,896,700
Toronto-Dominion Bank (The) Senior Unsecured
05/14/15	5.375%	EUR	2,100,000	3,013,807
Videotron Ltd.
07/15/22	5.000%		18,000	18,810
Total				12,488,983
FRANCE 0.4%
France Telecom SA Senior Unsecured
02/21/17	4.750%	EUR	3,435,000	5,054,753
Veolia Environnement SA Senior Unsecured
01/16/17	4.375%	EUR	535,000	768,186
Total				5,822,939
GERMANY 0.1%
E.ON International Finance BV
10/02/17	5.500%	EUR	1,040,000	1,602,086

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
ITALY —%
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%		$74,000	$69,930
LUXEMBOURG 0.2%
ArcelorMittal Senior Unsecured
03/01/41	7.000%		2,845,000	2,557,646
Intelsat Jackson Holdings SA
04/01/19	7.250%		150,000	162,000
Total				2,719,646
NETHERLANDS 1.2%
Allianz Finance II BV
11/23/16	4.000%	EUR	750,000	1,075,178
BMW Finance NV
09/19/13	8.875%	EUR	1,950,000	2,706,615
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Unsecured
07/03/14	6.750%	AUD	2,300,000	2,500,733
Deutsche Telekom International Finance BV
01/19/15	4.000%	EUR	3,755,000	5,154,278
ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	3,125,000	4,486,438
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%		1,587,000	1,809,180
04/15/24	5.750%		276,000	313,950
NXP BV/Funding LLC Senior Secured (b)
08/01/18	9.750%		191,000	221,560
Schaeffler Finance BV Senior Secured (b)
02/15/19	8.500%		550,000	611,875
Total				18,879,807
SUPRA-NATIONAL 0.1%
Council of Europe Development Bank Senior Unsecured
09/16/14	5.750%	AUD	2,300,000	2,485,681
UNITED KINGDOM 0.4%
Intelsat Jackson Holdings SA (b)
10/15/20	7.250%		1,264,000	1,358,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED KINGDOM (CONTINUED)
SABMiller PLC Senior Unsecured (b)
07/15/18	6.500%	$3,565,000	$4,468,603
Total			5,827,403
UNITED STATES 17.7%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	400,000	398,000
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	536,000	611,040
AMC Entertainment, Inc.
06/01/19	8.750%	176,000	194,040
AMC Networks, Inc.
07/15/21	7.750%	620,000	700,600
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	347,000	405,339
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	2,115,000	2,866,863
09/01/40	5.350%	4,065,000	4,892,675
Actuant Corp.
06/15/22	5.625%	239,000	247,963
Alliance Data Systems Corp. (b)
04/01/20	6.375%	212,000	230,550
Ally Financial, Inc.
02/15/17	5.500%	177,000	185,015
09/15/20	7.500%	920,000	1,055,700
Alpha Natural Resources, Inc.
06/01/19	6.000%	142,000	119,990
06/01/21	6.250%	10,000	8,300
Alpha Natural Resources, Inc. (c)
04/15/18	9.750%	284,000	281,044
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%	587,000	595,805
Amkor Technology, Inc. (d)
Senior Unsecured
05/01/18	7.375%	952,000	990,080
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,245,000	1,442,579
Anixter, Inc.
05/01/19	5.625%	122,000	129,320
Antero Resources Finance Corp.
12/01/17	9.375%	29,000	32,045
08/01/19	7.250%	104,000	112,580
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	2,137,000	2,477,191

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Arch Coal, Inc.
06/15/21	7.250%	$185,000	$154,475
Ashland, Inc. Senior Unsecured (b)
08/15/22	4.750%	145,000	148,263
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	54,000	56,700
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,139,000	1,218,730
AutoNation, Inc.
02/01/20	5.500%	115,000	122,906
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	395,000	451,287
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	545,000	564,075
Ball Corp.
09/15/20	6.750%	538,000	593,145
03/15/22	5.000%	78,000	81,705
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	4,940,000	5,429,954
Biomet, Inc. (b)
08/01/20	6.500%	218,000	225,903
Biomet, Inc. (b)(c)
08/01/20	6.500%	142,000	147,148
Bristow Group, Inc. (c)
10/15/22	6.250%	105,000	107,494
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	525,000	544,687
01/15/20	6.875%	480,000	518,400
Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	473,000	517,935
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/42	4.375%	2,870,000	3,036,497
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (b)
05/01/17	7.750%	445,000	475,037
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	257,000	280,773
09/30/22	5.250%	420,000	422,100
CHS/Community Health Systems, Inc.
11/15/19	8.000%	183,000	200,843
07/15/20	7.125%	77,000	82,149
Senior Secured
08/15/18	5.125%	254,000	263,525
CIT Group, Inc.

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Senior Unsecured
03/15/18	5.250%		$167,000	$179,108
05/15/20	5.375%		191,000	206,758
08/15/22	5.000%		101,000	105,081
CIT Group, Inc. (b)
Senior Unsecured
02/15/19	5.500%		521,000	567,890
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%		1,880,000	2,133,952
CNH Capital LLC (b)
11/01/16	6.250%		272,000	295,460
CONSOL Energy, Inc.
03/01/21	6.375%		150,000	145,875
CSC Holdings LLC Senior Unsecured (b)
11/15/21	6.750%		496,000	546,840
CSX Corp. Senior Unsecured
03/15/18	6.250%		8,614,000	10,564,201
Calpine Corp. Senior Secured (b)
02/15/21	7.500%		750,000	813,750
Cardtronics, Inc.
09/01/18	8.250%		550,000	613,250
Carrizo Oil & Gas, Inc.
10/15/18	8.625%		258,000	276,705
Case New Holland, Inc.
12/01/17	7.875%		541,000	634,322
Celanese U.S. Holdings LLC
06/15/21	5.875%		291,000	325,920
Chesapeake Energy Corp.
02/15/21	6.125%		620,000	624,650
Choice Hotels International, Inc.
07/01/22	5.750%		85,000	92,650
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%		120,000	127,200
Cimarex Energy Co.
05/01/22	5.875%		441,000	465,255
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	1,905,000	2,751,329
Clean Harbors, Inc. (b)
08/01/20	5.250%		176,000	181,280
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%		2,450,000	3,312,118
Clorox Co. (The)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
03/01/13	5.000%	$55,000	$56,051
09/15/22	3.050%	1,625,000	1,656,956
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	2,231,000	2,589,087
Columbus McKinnon Corp.
02/01/19	7.875%	161,000	171,465
Comcast Corp.
08/15/37	6.950%	1,205,000	1,640,439
Comstock Resources, Inc.
06/15/20	9.500%	402,000	432,150
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	1,555,000	1,567,244
Concho Resources, Inc.
01/15/21	7.000%	274,000	306,880
01/15/22	6.500%	271,000	298,777
Continental Resources, Inc.
10/01/20	7.375%	60,000	67,200
04/01/21	7.125%	118,000	133,045
09/15/22	5.000%	710,000	740,175
Continental Resources, Inc. (b)
09/15/22	5.000%	219,000	228,855
Cott Beverages, Inc.
09/01/18	8.125%	99,000	110,014
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	610,000	680,150
DISH DBS Corp.
06/01/21	6.750%	731,000	796,790
DISH DBS Corp. (b)
07/15/22	5.875%	106,000	108,385
DaVita, Inc.
08/15/22	5.750%	190,000	197,600
Delphi Corp.
05/15/19	5.875%	217,000	234,360
05/15/21	6.125%	495,000	548,212
Dollar General Corp.
07/15/17	4.125%	509,000	531,905
Duke Energy Carolinas LLC 1st Mortgage
12/15/41	4.250%	855,000	901,311
Duke Energy Corp.
Senior Unsecured
06/15/18	6.250%	1,460,000	1,804,888
09/15/19	5.050%	4,240,000	4,959,100
08/15/22	3.050%	220,000	222,112
EP Energy LLC/Everest Acquisition Finance, Inc. (b)
09/01/22	7.750%	37,000	37,740
EP Energy LLC/Finance, Inc. (b)
Senior Secured
05/01/19	6.875%	292,000	312,440
Senior Unsecured
05/01/20	9.375%	162,000	176,580

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%		$2,770,000	$3,451,755
El Paso LLC
Senior Unsecured
09/15/20	6.500%		972,000	1,093,500
01/15/32	7.750%		25,000	29,115
Embarq Corp. Senior Unsecured
06/01/36	7.995%		5,960,000	6,702,866
Enterprise Products Operating LLC
02/15/42	5.700%		2,295,000	2,651,886
Equinix, Inc. Senior Unsecured
07/15/21	7.000%		420,000	470,400
First Data Corp. Senior Secured (b)
06/15/19	7.375%		601,000	619,030
Florida Power Corp. 1st Mortgage
06/15/18	5.650%		380,000	463,235
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%		24,000	25,680
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%		63,000	71,033
02/15/21	5.750%		470,000	500,550
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%		62,000	70,060
04/15/22	8.750%		174,000	197,490
01/15/23	7.125%		220,000	228,800
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%		12,245,000	13,723,878
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/02/18	6.375%	EUR	1,125,000	1,684,652
06/15/20	6.000%		2,515,000	2,899,893
01/24/22	5.750%		2,985,000	3,438,350
Graphic Packaging International, Inc.
10/01/18	7.875%		98,000	108,535
Greif, Inc. Senior Unsecured
02/01/17	6.750%		406,000	448,630
Grifols, Inc.
02/01/18	8.250%		476,000	525,980
H&E Equipment Services, Inc. (b)
09/01/22	7.000%		80,000	83,200
HCA, Inc. Senior Secured
02/15/20	6.500%		888,000	987,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Health Management Associates, Inc. (b)
01/15/20	7.375%	$260,000	$282,100
HealthSouth Corp.
09/15/22	7.750%	434,000	474,145
Hertz Corp. (The)
01/15/21	7.375%	313,000	336,475
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	371,000	377,492
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	296,000	307,840
Hologic, Inc. (b)
08/01/20	6.250%	79,000	83,740
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	439,000	469,730
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	150,000	162,563
03/15/21	7.125%	350,000	376,687
Huntsman International LLC
03/15/21	8.625%	333,000	381,285
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	2,843,000	3,538,239
Interface, Inc.
12/01/18	7.625%	129,000	139,965
Interline Brands, Inc.
11/15/18	7.500%	550,000	595,375
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	129,000	136,777
12/15/20	8.250%	455,000	541,450
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	203,000	212,643
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	450,000	505,125
JMC Steel Group Senior Notes (b)
03/15/18	8.250%	281,000	286,620
JPMorgan Chase & Co.
Senior Unsecured
08/15/21	4.350%	2,035,000	2,242,932
09/23/22	3.250%	2,420,000	2,453,623
KB Home
03/15/20	8.000%	76,000	84,170
09/15/22	7.500%	68,000	72,420
Kansas Gas & Electric Co. 1st Mortgage (b)
06/15/19	6.700%	1,000,000	1,276,217

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/41	5.625%		$4,000,000	$4,537,909
Kraft Foods Group, Inc. (b)
08/23/18	6.125%		705,000	871,733
02/10/20	5.375%		120,000	144,607
06/04/42	5.000%		1,530,000	1,706,833
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%		202,000	218,160
Lamar Media Corp.
02/01/22	5.875%		380,000	404,700
Laredo Petroleum, Inc.
05/01/22	7.375%		139,000	150,120
Lear Corp.
03/15/18	7.875%		516,000	567,600
Lender Processing Services, Inc. (c)
04/15/23	5.750%		140,000	140,000
Level 3 Financing, Inc.
04/01/19	9.375%		222,000	246,420
Libbey Glass, Inc. Senior Secured (b)
05/15/20	6.875%		178,000	192,240
Limited Brands, Inc.
04/01/21	6.625%		604,000	685,540
MGM Resorts International
Senior Secured
03/15/20	9.000%		109,000	121,535
MGM Resorts International (b)
10/01/20	6.750%		28,000	28,000
Manitowoc Co., Inc. (The)
11/01/20	8.500%		175,000	195,781
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%		1,255,000	1,537,429
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		645,000	686,925
02/15/23	5.500%		233,000	244,068
Meritage Homes Corp.
04/01/22	7.000%		152,000	162,640
MetroPCS Wireless, Inc.
11/15/20	6.625%		205,000	214,738
Mondelez International, Inc. Senior Unsecured
02/10/20	5.375%		110,000	132,700
Morgan Stanley
Senior Unsecured
10/02/17	5.500%	EUR	2,475,000	3,478,663
07/28/21	5.500%		6,190,000	6,774,256
Mylan, Inc. (b)
11/15/18	6.000%		480,000	508,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
NBCUniversal Media, Inc. Senior Unsecured (c)
01/15/23	2.875%	$2,445,000	$2,440,526
NCR Corp. Senior Notes (b)
07/15/22	5.000%	95,000	95,950
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	346,000	377,140
National CineMedia LLC (b)
Senior Secured
04/15/22	6.000%	403,000	425,165
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (b)
03/15/22	5.875%	152,000	162,640
Nevada Power Co.
05/15/18	6.500%	1,200,000	1,519,644
08/01/18	6.500%	1,625,000	2,074,773
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	274,000	304,140
News America, Inc.
02/15/41	6.150%	4,860,000	6,050,127
Nextel Communications, Inc.
08/01/15	7.375%	584,000	586,190
NiSource Finance Corp.
09/15/17	5.250%	7,707,000	8,921,641
09/15/20	5.450%	2,505,000	2,948,398
Nielsen Finance LLC/Co. Senior Notes (b)(c)
10/01/20	4.500%	315,000	312,637
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	2,515,000	2,979,812
04/15/17	5.950%	1,105,000	1,293,840
Nuance Communications, Inc. (b)
08/15/20	5.375%	255,000	260,100
Oasis Petroleum, Inc.
01/15/23	6.875%	305,000	324,062
Omnicare, Inc.
06/01/20	7.750%	385,000	427,350
Oncor Electric Delivery Co. LLC
Senior Secured
12/01/41	4.550%	245,000	238,577
06/01/42	5.300%	245,000	267,706
Oshkosh Corp.
03/01/17	8.250%	497,000	546,700
03/01/20	8.500%	148,000	165,760
PSS World Medical, Inc.
03/01/22	6.375%	74,000	78,718

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Pacific Gas & Electric Co. Senior Unsecured
10/01/20	3.500%	$1,035,000	$1,142,168
Peabody Energy Corp. (b)
11/15/18	6.000%	721,000	721,000
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	140,000	156,800
Penske Automotive Group, Inc. (b)
10/01/22	5.750%	69,000	70,725
Phillips 66 (b)
05/01/17	2.950%	555,000	587,132
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	394,000	431,430
Polypore International, Inc.
11/15/17	7.500%	440,000	474,100
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	5,315,000	6,142,700
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	360,000	404,954
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	505,000	570,650
10/01/22	5.375%	113,000	116,814
QVC, Inc. Senior Secured (b)
07/02/22	5.125%	43,000	45,538
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	423,000	436,747
Range Resources Corp.
05/15/19	8.000%	255,000	283,050
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	724,000	774,680
Reynolds Group Issuer, Inc./LLC
Senior Secured
10/15/16	7.750%	298,000	309,175
08/15/19	7.875%	441,000	476,280
Reynolds Group Issuer, Inc./LLC (b)
Senior Secured
10/15/20	5.750%	298,000	298,000
Rockwood Specialties Group, Inc.
10/15/20	4.625%	356,000	361,340
SBA Telecommunications, Inc.
08/15/19	8.250%	156,000	174,330
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	231,000	242,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
SM Energy Co. Senior Unsecured
11/15/21	6.500%	$406,000	$430,360
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (b)
08/01/20	8.875%	442,000	455,260
STHI Holding Corp. Secured (b)
03/15/18	8.000%	164,000	174,660
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	128,000	142,400
06/01/22	5.750%	26,000	27,690
Sealed Air Corp. (b)
09/15/21	8.375%	53,000	59,360
Seneca Gaming Corp. (b)
12/01/18	8.250%	372,000	390,600
Sierra Pacific Power Co.
05/15/16	6.000%	8,251,000	9,635,089
Sonic Automotive, Inc. (b)
07/15/22	7.000%	58,000	62,060
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	11,898,000	13,960,221
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	446,000	454,362
Spectrum Brands, Inc.
Senior Secured
06/15/18	9.500%	314,000	354,035
Spectrum Brands, Inc. (b)
03/15/20	6.750%	120,000	123,900
Sprint Nextel Corp.
Senior Unsecured
08/15/20	7.000%	158,000	164,320
Sprint Nextel Corp. (b)
11/15/18	9.000%	1,000,000	1,197,500
Starz LLC/Finance Corp. Senior Notes (b)
09/15/19	5.000%	111,000	113,498
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	335,000	381,900
Tampa Electric Co. Senior Unsecured
06/15/42	4.100%	1,020,000	1,061,882
Taylor Morrison Communities, Inc./Monarch (b)
04/15/20	7.750%	638,000	679,470
Terex Corp.
04/01/20	6.500%	234,000	243,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Tesoro Logistics LP/Finance Corp. Senior Notes (b)
10/01/20	5.875%	$143,000	$146,575
Time Warner Cable, Inc.
07/01/18	6.750%	3,375,000	4,244,511
02/01/20	5.000%	3,570,000	4,138,964
Time Warner, Inc.
03/29/41	6.250%	575,000	728,463
Toledo Edison Co. (The) Senior Secured (d)
05/15/37	6.150%	5,225,000	6,530,665
Tomkins LLC/Inc. Secured
10/01/18	9.000%	184,000	205,160
TransDigm, Inc.
12/15/18	7.750%	71,000	78,455
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	6,860,000	7,970,826
06/15/18	6.050%	1,106,000	1,335,400
Transcontinental Gas Pipe Line Co. LLC (b)
Senior Unsecured
08/01/42	4.450%	2,370,000	2,444,116
UR Merger Sub Corp. (b)
05/15/20	7.375%	261,000	280,575
04/15/22	7.625%	653,000	715,035
Secured
07/15/18	5.750%	316,000	332,590
Union Pacific Corp. Senior Unsecured
06/15/42	4.300%	1,400,000	1,492,968
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	483,000	495,318
Universal Hospital Services, Inc. Secured (b)
08/15/20	7.625%	68,000	70,890
Univision Communications, Inc. (b)
Senior Secured
05/15/19	6.875%	224,000	230,720
09/15/22	6.750%	101,000	101,000
VPI Escrow Corp. Senior Notes (b)(c)
10/15/20	6.375%	171,000	174,420
Vail Resorts, Inc.
05/01/19	6.500%	316,000	343,650
Valeant Pharmaceuticals International Senior Notes (b)(c)
10/15/20	6.375%	34,000	34,680
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,349,000	1,788,507

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Visteon Corp.
04/15/19	6.750%		$510,000	$535,500
Waste Management, Inc.
06/30/20	4.750%		4,520,000	5,184,684
Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR	1,150,000	1,655,518
Whiting Petroleum Corp.
10/01/18	6.500%		29,000	31,103
Windstream Corp.
03/15/19	7.000%		90,000	91,800
10/15/20	7.750%		490,000	525,525
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%		3,235,000	3,778,939
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%		724,000	790,970
tw telecom Holdings, Inc. (b)(c)
10/01/22	5.375%		90,000	91,800
tw telecom holdings, inc.
03/01/18	8.000%		396,000	435,600
Total				283,997,996
Total Corporate Bonds & Notes (Cost: $308,943,880)				$342,103,078

Residential Mortgage-Backed Securities - Agency 6.2%
UNITED STATES 6.2%
Federal Home Loan Mortgage Corp. (e)
04/01/42-05/01/42	3.500%		33,869,362	36,702,313
05/01/18	4.500%		118,038	124,619
10/01/18-11/01/33	5.000%		679,199	757,141
04/01/33	6.000%		314,257	352,192
09/01/17-08/01/33	6.500%		71,511	80,159
Federal National Mortgage Association (e)
06/01/27	2.500%		15,381,382	16,233,075
08/01/18-09/01/40	4.500%		2,223,382	2,447,282
12/01/18-02/01/36	5.000%		5,936,170	6,511,465
02/01/18-01/01/36	5.500%		10,874,147	12,087,376
07/01/17-01/01/36	6.000%		8,027,229	9,132,702
04/01/17-11/01/33	6.500%		2,900,268	3,338,431

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
UNITED STATES (CONTINUED)
06/01/32-07/01/36	7.000%	$1,379,298	$1,601,698
05/01/32-11/01/32	7.500%	185,209	228,242
Federal National Mortgage Association (e)(f)
01/01/41	4.000%	9,388,531	10,128,087
Government National Mortgage Association (e)
10/15/33	5.500%	301,126	345,481
Total			100,070,263
Total Residential Mortgage-Backed Securities - Agency (Cost: $93,889,280)			$100,070,263

Residential Mortgage-Backed Securities - Non-Agency 0.3%
UNITED STATES 0.3%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A (e)(g)
04/19/34	4.663%	1,075,338	1,049,093
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-14 Class 2A1 (e)
12/25/35	5.500%	4,056,623	4,140,606
Total			5,189,699
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $4,831,509)			$5,189,699

Commercial Mortgage-Backed Securities - Agency —%
UNITED STATES —%
Federal National Mortgage Association (e)
09/01/13	5.720%	217,073	223,583
Total Commercial Mortgage-Backed Securities - Agency (Cost: $218,007)			$223,583

Commercial Mortgage-Backed Securities - Non-Agency 2.0%
UNITED STATES 2.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (e)
12/11/49	5.322%	1,300,000	1,480,327
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (e)
05/15/36	3.819%	55,258	56,471

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (e)(g)
06/10/48	4.772%	$500,000	$542,529
General Electric Capital Assurance Co. Series 2003-1 Class A4 (b)(e)(g)
05/12/35	5.254%	468,441	496,898
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (e)
03/10/39	5.444%	3,525,000	4,024,922
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(e)
Series 2011-C3 Class A4
02/15/46	4.717%	2,600,000	3,063,682
JPMorgan Chase Commercial Mortgage Securities Corp. (e)
Series 2003-LN1 Class A1
10/15/37	4.134%	360,254	363,916
Series 2005-LDP2 Class A3
07/15/42	4.697%	942,616	948,681
JPMorgan Chase Commercial Mortgage Securities Corp. (e)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,983,515	2,085,139
Series 2006-LDP6 Class ASB
04/15/43	5.490%	1,704,403	1,799,287
Series 2006-LDP7 Class ASB
04/15/45	6.061%	1,830,517	1,944,121
LB-UBS Commercial Mortgage Trust (e)
Series 2004-C2 Class A3
03/15/29	3.973%	219,695	222,493
LB-UBS Commercial Mortgage Trust (e)(g)
Series 2007-C7 Class A3
09/15/45	5.866%	1,475,000	1,756,420
Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4 (b)(e)(g)
09/15/47	5.033%	2,400,000	2,835,518
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (b)(e)(g)
08/15/45	5.983%	1,800,000	2,114,397
S2 Hospitality LLC Series 2012-LV1 Class A (b)(e)
04/15/25	4.500%	2,234,938	2,247,610
Wachovia Bank Commercial Mortgage Trust (e)
Series 2006-C27 Class APB
07/15/45	5.727%	597,112	604,634
Series 2006-C29 Class A4
11/15/48	5.308%	2,702,500	3,125,184
Wachovia Bank Commercial Mortgage Trust (e)(g)
Series 2006-C24 Class A3
03/15/45	5.558%	2,500,000	2,848,742
Total			32,560,971
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $29,099,483)			$32,560,971

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency(a) 0.6%
DENMARK 0.2%
Nykredit Realkredit A/S Mortgage
04/01/28	5.000%	DKK	$11,479,052	$2,105,268
UNITED STATES 0.4%
GTP Towers Issuer LLC (b)
02/15/15	4.436%		1,600,000	1,662,737
Hertz Vehicle Financing LLC Series 2009-2A Class A1 (b)
03/25/14	4.260%		5,100,000	5,149,392
Total				6,812,129
Total Asset-Backed Securities - Non-Agency (Cost: $8,943,360)				$8,917,397

Inflation-Indexed Bonds(a) 1.0%
JAPAN 1.0%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	1,091,380,000	15,390,360
Total Inflation-Indexed Bonds (Cost: $10,105,088)				$15,390,360

U.S. Treasury Obligations 3.9%
UNITED STATES 3.9%
U.S. Treasury
03/15/14	1.250%		935,000	948,879
03/31/17	1.000%		28,655,000	29,228,100
02/15/22	2.000%		2,500,000	2,600,195
11/15/41	3.125%		24,470,000	26,068,185
05/15/42	3.000%		3,350,000	3,473,531
Total				62,318,890
Total U.S. Treasury Obligations (Cost: $59,788,567)				$62,318,890

Foreign Government Obligations(a) 53.8%
ARGENTINA 0.3%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		300,000	274,500
Argentina Bonar Bonds
Senior Unsecured
09/12/13	7.000%		2,322,000	2,310,390
04/17/17	7.000%		1,815,000	1,549,102
Total				4,133,992

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
BELGIUM 0.5%
Belgium Government Bond
03/28/14	4.000%	EUR	$5,550,000	$7,529,052
BRAZIL 2.2%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
06/16/18	6.369%		1,165,000	1,398,000
Brazil Notas do Tesouro Nacional
01/01/13	10.000%	BRL	26,909,000	13,681,333
01/01/17	10.000%	BRL	27,636,000	14,427,048
Brazilian Government International Bond
01/05/16	12.500%	BRL	2,400,000	1,486,349
01/15/18	8.000%		828,055	985,386
Senior Unsecured
01/07/41	5.625%		1,830,000	2,345,145
Petrobras International Finance Co.
01/27/21	5.375%		1,170,000	1,318,728
Total				35,641,989
CANADA 6.0%
Bank of Montreal (b)
10/31/14	1.300%		4,715,000	4,797,152
01/30/17	1.950%		4,800,000	5,028,960
Bank of Nova Scotia (b)
01/30/17	1.950%		18,000,000	18,858,600
Canadian Government Bond
06/01/18	4.250%	CAD	1,100,000	1,294,914
06/01/19	3.750%	CAD	6,585,000	7,667,027
National Bank of Canada (b)
10/19/16	2.200%		6,040,000	6,387,300
Province of British Columbia
06/18/14	5.300%	CAD	6,140,000	6,675,244
Province of Ontario
03/08/14	5.000%	CAD	10,866,000	11,640,911
Senior Unsecured
05/26/15	0.950%		7,525,000	7,614,329
Province of Quebec
12/01/17	4.500%	CAD	11,100,000	12,696,070
Toronto-Dominion Bank (The) (b)
09/14/16	1.625%		6,886,000	7,118,747
03/13/17	1.500%		6,400,000	6,581,568
Total				96,360,822
COLOMBIA 0.5%
Colombia Government International Bond
Senior Unsecured
09/18/37	7.375%		1,350,000	2,072,250
01/18/41	6.125%		1,665,000	2,243,264
Corp. Andina De Fomento
06/15/22	4.375%		3,348,000	3,630,930

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
COLOMBIA (CONTINUED)
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		$455,000	$582,400
Total				8,528,844
CZECH REPUBLIC 0.1%
Czech Republic Government Bond
06/16/13	3.700%	CZK	42,800,000	2,238,255
DENMARK 0.2%
Nordea Kredit Realkreditaktieselsk
01/01/13	2.000%	DKK	14,380,000	2,492,451
EL SALVADOR 0.1%
El Salvador Government International Bond Senior Unsecured (b)
01/24/23	7.750%		760,000	889,200
FINLAND 0.8%
Finland Government Bond Senior Unsecured
04/15/21	3.500%	EUR	8,540,000	12,687,417
FRANCE 4.9%
Cie de Financement Foncier SA (b)
09/16/15	2.500%		3,900,000	4,035,305
Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	1,450,000	2,188,744
France Government Bond OAT
04/25/13	4.000%	EUR	23,685,000	31,107,465
10/25/16	5.000%	EUR	8,070,000	12,165,459
10/25/17	4.250%	EUR	8,360,000	12,457,601
10/25/19	3.750%	EUR	6,070,000	8,919,510
10/25/21	3.250%	EUR	3,500,000	4,935,424
French Treasury Note BTAN
01/12/14	2.500%	EUR	1,900,000	2,515,999
Total				78,325,507
GERMANY 6.7%
Bayerische Landesbank Senior Unsecured
04/22/13	1.400%	JPY	576,000,000	7,415,882
Bundesrepublik Deutschland
07/04/14	4.250%	EUR	10,000,000	13,804,004
01/04/15	3.750%	EUR	5,250,000	7,312,004
07/04/19	3.500%	EUR	7,880,000	11,879,036
07/04/27	6.500%	EUR	12,440,000	25,412,974
07/04/28	4.750%	EUR	6,270,000	11,033,453

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
GERMANY (CONTINUED)
07/04/34	4.750%	EUR	$12,475,000	$23,103,870
07/04/44	2.500%	EUR	5,000,000	6,790,074
Total				106,751,297
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (g)(h)
10/15/42	0.000%	EUR	2,639,700	20,522
INDONESIA 1.7%
Indonesia Government International Bond (b)
Senior Unsecured
01/17/18	6.875%		1,880,000	2,300,650
03/13/20	5.875%		300,000	360,750
05/05/21	4.875%		1,100,000	1,255,339
02/17/37	6.625%		400,000	528,000
01/17/38	7.750%		610,000	908,900
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	32,410,000,000	3,956,431
11/15/20	11.000%	IDR	70,820,000,000	9,787,820
07/15/22	10.250%	IDR	62,417,000,000	8,492,397
Total				27,590,287
ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	285
JAPAN 9.7%
Japan Government 10-Year Bond
Senior Unsecured
12/20/12	1.000%	JPY	429,500,000	5,513,929
09/20/17	1.700%	JPY	2,628,000,000	36,175,444
Japan Government 20-Year Bond
Senior Unsecured
03/20/20	2.400%	JPY	800,000,000	11,694,434
12/20/22	1.400%	JPY	2,656,000,000	36,079,772
12/20/26	2.100%	JPY	2,343,000,000	33,414,981
09/20/29	2.100%	JPY	995,000,000	13,923,663
Japan Government 30-Year Bond
Senior Unsecured
12/20/34	2.400%	JPY	909,000,000	13,079,152
03/20/39	2.300%	JPY	380,000,000	5,355,424
Total				155,236,799
KAZAKHSTAN 0.1%
KazMunayGas National Co. Senior Unsecured (b)
07/02/18	9.125%		750,000	966,675

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
LITHUANIA 0.2%
Lithuania Government International Bond Senior Unsecured (b)
09/14/17	5.125%		$2,205,000	$2,462,916
MALAYSIA 0.6%
Petronas Capital Ltd. (b)
08/12/19	5.250%		6,025,000	7,089,687
Wakala Global Sukuk Bhd (b)
07/06/16	2.991%		2,075,000	2,172,551
Total				9,262,238
MEXICO 1.7%
Mexican Bonos
12/19/13	8.000%	MXN	10,991,000	8,876,131
12/17/15	8.000%	MXN	17,168,000	14,577,998
Mexican Government International Bond Senior Unsecured
09/27/34	6.750%		315,000	448,560
Pemex Project Funding Master Trust
03/01/18	5.750%		1,513,000	1,772,101
Petroleos Mexicanos
05/03/19	8.000%		100,000	130,850
01/24/22	4.875%		1,300,000	1,469,000
Total				27,274,640
NETHERLANDS 4.8%
Bank Nederlandse Gemeenten Senior Unsecured (b)
03/23/15	1.375%		6,370,000	6,470,009
Netherlands Government Bond (b)
07/15/13	4.250%	EUR	8,741,000	11,602,532
07/15/16	4.000%	EUR	12,100,000	17,610,913
07/15/20	3.500%	EUR	27,700,000	41,137,088
Total				76,820,542
NEW ZEALAND 0.9%
New Zealand Government Bond Senior Unsecured
04/15/13	6.500%	NZD	16,830,000	14,243,855
NORWAY 1.1%
Norway Government Bond
05/15/13	6.500%	NOK	72,760,000	13,069,087
05/19/17	4.250%	NOK	23,700,000	4,643,527
Total				17,712,614

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		$600,000	$879,000
PHILIPPINES 0.4%
Philippine Government International Bond
Senior Unsecured
01/14/31	7.750%		1,645,000	2,516,850
10/23/34	6.375%		300,000	413,250
Power Sector Assets & Liabilities Management Corp. (b)
Government Guaranteed
05/27/19	7.250%		2,000,000	2,575,000
12/02/24	7.390%		200,000	276,428
Total				5,781,528
POLAND 1.6%
Poland Government Bond
04/25/13	5.250%	PLN	23,790,000	7,466,747
10/25/17	5.250%	PLN	57,170,000	18,675,076
Total				26,141,823
QATAR 0.3%
Qatar Government International Bond (b)
Senior Unsecured
04/09/19	6.550%		1,100,000	1,368,386
01/20/40	6.400%		200,000	273,000
Qatari Diar Finance QSC Government Guaranteed (b)
07/21/20	5.000%		1,800,000	2,056,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/14	5.500%		890,000	959,740
Total				4,657,626
RUSSIAN FEDERATION 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)
03/05/14	5.670%		470,000	498,435
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		600,000	667,500
03/07/22	6.510%		2,000,000	2,351,000
08/16/37	7.288%		570,000	718,200
Russian Foreign Bond - Eurobond Senior Unsecured (b)(g)
03/31/30	7.500%		4,616,675	5,828,552
Total				10,063,687

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
SOUTH AFRICA 0.4%
South Africa Government Bond Senior Unsecured
12/21/14	8.750%	ZAR	$52,890,000	$6,856,064
SOUTH KOREA 0.6%
Export-Import Bank of Korea
Senior Unsecured
01/21/14	8.125%		3,430,000	3,733,420
01/14/15	5.875%		1,820,000	1,999,897
04/11/22	5.000%		3,300,000	3,876,893
Total				9,610,210
SWEDEN 1.2%
Sweden Government Bond
10/08/12	5.500%	SEK	89,570,000	13,650,659
06/01/22	3.500%	SEK	35,400,000	6,368,045
Total				20,018,704
TURKEY 0.2%
Turkey Government International Bond
Senior Unsecured
11/07/19	7.500%		225,000	283,500
06/05/20	7.000%		1,330,000	1,637,562
03/30/21	5.625%		500,000	570,000
03/17/36	6.875%		1,010,000	1,281,438
Total				3,772,500
UNITED KINGDOM 4.7%
United Kingdom Gilt
09/07/16	4.000%	GBP	7,180,000	13,210,847
03/07/19	4.500%	GBP	5,070,000	10,011,595
03/07/25	5.000%	GBP	2,955,000	6,403,951
12/07/27	4.250%	GBP	5,500,000	11,204,059
03/07/36	4.250%	GBP	4,080,000	8,137,072
12/07/38	4.750%	GBP	5,000,000	10,733,732
12/07/40	4.250%	GBP	4,200,000	8,332,233
12/07/49	4.250%	GBP	3,520,000	7,026,392
Total				75,059,881
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%		1,500,000	2,336,250
VENEZUELA 0.5%
Petroleos de Venezuela SA
04/12/17	5.250%		2,890,000	2,283,100
11/02/17	8.500%		510,000	461,550
Senior Unsecured
10/28/15	5.000%		1,500,000	1,271,250
Venezuela Government International Bond
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
VENEZUELA (CONTINUED)
02/26/16	5.750%	$1,650,000	$1,503,562
05/07/23	9.000%	3,484,000	3,065,920
Total			8,585,382
Total Foreign Government Obligations (Cost: $771,664,128)			$860,932,854

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.2%
GERMANY —%
Schaeffler AG Tranche C2 Term Loan (g)(i)
01/27/17	6.000%	$189,000	$190,773
UNITED STATES 0.2%
Asurion LLC 1st Lien Term Loan (g)(i)
05/24/18	5.500%	31,000	31,175
CPM Holdings, Inc. 1st Lien Term Loan (g)(i)
08/29/17	6.250%	466,000	464,835
Candy Intermediate Holdings, Inc. Term Loan (g)(i)
06/18/18	7.509%	106,732	107,666
ConvaTec, Inc. Tranche B Term Loan (c)(g)(i)
12/22/16	5.000%	35,000	35,038
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (g)(i)
09/16/19	7.500%	376,021	379,405
Lonestar Intermediate Super Holdings LLC Term Loan (g)(i)
09/02/19	11.000%	618,000	656,112
New Breed Logistics, Inc. Tranche B Term Loan (c)(g)(i)
09/07/19	6.000%	535,000	532,994
Serta Simmons Holdings LLC Tranche B Term Loan (c)(g)(i)
09/29/19	5.000%	405,000	403,048
West Corp. Tranche B6 Term Loan (g)(i)
06/30/18	5.750%	210,472	213,015

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
WideOpenWest Finance LLC Term Loan (g)(i)
07/17/18	6.250%	$82,793	$83,393
Total			2,906,681
Total Senior Loans (Cost: $3,002,865)			$3,097,454

Issuer	Coupon Rate	Principal Amount		Value

Treasury Bills(a) 1.0%
AUSTRALIA 1.0%
Australia Treasury Bills (h)
10/26/12	0.000%	AUD	16,185,000	16,742,545
Total Treasury Bills (Cost: $17,070,979)				$16,742,545

		Shares	Value

Money Market Funds 5.9%
Columbia Short-Term Cash Fund, 0.151% (j)(k)		94,211,681	$94,211,681
Total Money Market Funds (Cost: $94,211,681)			$94,211,681

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan —%
Repurchase Agreements —%
Royal Bank of Canada dated 09/28/12, matures 10/01/12, repurchase price $601,248 (l)
	0.200%	601,238	$601,238
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $601,238)			$601,238
Total Investments
(Cost: $1,402,370,065) (m)			$1,542,360,013(n)
Other Assets & Liabilities, Net			58,763,644
Net Assets			$1,601,123,657

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2012

At September 30, 2012, $5,575,276 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Australian Government Bond, 10-year	(915)	(92,174,736)	December 2012	—	(241,096)
Euro-Bund	657	119,693,246	December 2012	1,100,448	—
Japanese Government Bond, 10-year	16	29,562,276	December 2012	51,088	—
U.S. Treasury Note, 5-year	(93)	(11,590,851)	December 2012	—	(69,299)
U.S. Treasury Note, 10-year	(407)	(54,328,143)	December 2012	—	(340,838)
Total				1,151,536	(651,233)

Forward Foreign Currency Exchange Contracts Open at September 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

HSBC Securities (USA), Inc.	October 9, 2012	9,391,196	9,223,000	—	(11,072)
		(USD)	(CAD)
J.P. Morgan Securities, Inc.	October 15, 2012	75,986,489	5,910,913,000	—	(236,041)
		(USD)	(JPY)
J.P. Morgan Securities, Inc.	October 15, 2012	9,641,005	11,850,000	14,953	—
		(USD)	(SGD)
UBS Securties LLC	October 19, 2012	9,501,630	5,902,000	28,419	—
		(USD)	(GBP)
Citigroup Global Markets, Inc.	October 24, 2012	39,005,000	19,295,078	116,746	—
		(BRL)	(USD)
UBS Securties LLC	October 24, 2012	17,471,000	14,431,395	—	(27,170)
		(NZD)	(USD)
Deutsche Bank Securities Inc.	October 29, 2012	12,778,613	39,100,000	—	(12,886)
		(USD)	(MYR)
State Street Bank & Trust Company	October 30, 2012	16,632,000	21,625,010	246,011	—
		(EUR)	(USD)
Wells Fargo Bank	October 31, 2012	4,156,000	4,440,124	18,789	—
		(CHF)	(USD)
Goldman, Sachs & Co.	October 31, 2012	139,231,000	179,879,490	908,263	—
		(EUR)	(USD)
Barclays Bank PLC	October 31, 2012	44,399,000	71,896,988	207,891	—
		(GBP)	(USD)
State Street Bank & Trust Company	October 31, 2012	8,417,534,000	108,119,480	231,164	—
		(JPY)	(USD)
Wells Fargo Bank	October 31, 2012	345,669,000	4,439,993	9,521	—
		(JPY)	(USD)
J.P. Morgan Securities, Inc.	October 31, 2012	36,680,000	11,481,876	74,663	—
		(PLN)	(USD)
HSBC Securities (USA), Inc.	October 31, 2012	5,986,289	5,725,000	—	(64,459)
		(USD)	(AUD)
Morgan Stanley	October 31, 2012	107,650,522	103,663,000	—	(423,499)
		(USD)	(AUD)
Wells Fargo Bank	October 31, 2012	13,279,059	12,780,000	—	(59,672)
		(USD)	(AUD)
Wells Fargo Bank	October 31, 2012	13,314,980	76,659,000	51,396	—
		(USD)	(NOK)
Credit Suisse Securities (USA) LLC	October 31, 2012	179,906,178	1,035,853,000	706,671	—
		(USD)	(NOK)
HSBC Securities (USA), Inc.	October 31, 2012	71,858,906	87,682,000	670,375	—
		(USD)	(NZD)
Wells Fargo Bank	October 31, 2012	13,286,121	16,210,000	122,556	—
		(USD)	(NZD)
Wells Fargo Bank	October 31, 2012	13,301,476	87,543,000	13,957	—
		(USD)	(SEK)
UBS Securties LLC	November 1, 2012	100,000,000	7,778,415	35,570	—
		(MXN)	(USD)

Deutsche Bank Securities Inc.	November 2, 2012	125,305,000	32,095,746	162,618	—
		(ILS)	(USD)
Goldman, Sachs & Co.	November 2, 2012	19,575,000	15,991,341	41,067	—
		(SGD)	(USD)
Standard Chartered Bank	November 2, 2012	937,146,000	31,962,688	—	(8,324)
		(TWD)	(USD)
Citigroup Global Markets, Inc.	November 2, 2012	15,429,338	17,250,000,000	65,440	—
		(USD)	(KRW)
Morgan Stanley	November 2, 2012	15,928,136	50,960,000	—	(83,841)
		(USD)	(PLN)
Barclays Bank PLC	November 2, 2012	31,723,109	987,699,000	—	(222,310)
		(USD)	(RUB)
State Street Bank & Trust Company	November 5, 2012	31,894,557	15,065,394,000	—	(318,576)
		(USD)	(CLP)
Total				3,726,070	(1,467,850)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $243,157,945 or 15.19% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	At September 30, 2012, security was partially or fully on loan.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)

At September 30, 2012, investments in securities included securities valued at $971,376 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(h)	Zero coupon bond.
(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	69,637,571	445,937,690	(421,363,580)	94,211,681	126,827	91,211,681

(l)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Royal Bank of Canada (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	613,262
Total Market Value of Collateral Securities	613,262

(m)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $1,402,370,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$147,827,000
Unrealized Depreciation	(7,837,000)
Net Unrealized Appreciation	$139,990,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	342,103,078	—	342,103,078
Residential Mortgage-Backed Securities - Agency	—	100,070,263	—	100,070,263
Residential Mortgage-Backed Securities - Non-Agency	—	5,189,699	—	5,189,699
Commercial Mortgage-Backed Securities - Agency	—	223,583	—	223,583
Commercial Mortgage-Backed Securities - Non-Agency	—	32,560,971	—	32,560,971
Asset-Backed Securities - Non-Agency	—	8,917,397	—	8,917,397
Inflation-Indexed Bonds	—	15,390,360	—	15,390,360
U.S. Treasury Obligations	62,318,890	—	—	62,318,890
Foreign Government Obligations	—	860,932,854	—	860,932,854
Total Bonds	62,318,890	1,365,388,205	—	1,427,707,095
Short-Term Securities
Treasury Bill	—	16,742,545	—	16,742,545
Total Short-Term Securities	—	16,742,545	—	16,742,545
Other
Senior Loans	—	3,097,454	—	3,097,454
Money Market Funds	94,211,681	—	—	94,211,681
Investments of Cash Collateral Received for Securities on Loan	—	601,238	—	601,238
Total Other	94,211,681	3,698,692	—	97,910,373
Investments in Securities	156,530,571	1,385,829,442	—	1,542,360,013
Derivatives
Assets
Futures Contracts	1,151,536	—	—	1,151,536
Forward Foreign Currency Exchange Contracts	—	3,726,070	—	3,726,070
Liabilities
Futures Contracts	(651,233)	—	—	(651,233)
Forward Foreign Currency Exchange Contracts	—	(1,467,850)	—	(1,467,850)
Total	157,030,874	1,388,087,662	—	1,545,118,536

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate
Bonds & Notes ($)
Balance as of December 31, 2011	5,411,875
Accrued discounts/premiums	55,138
Realized gain (loss)	487,580
Change in unrealized appreciation (depreciation)(a)	(672,820)
Sales	(5,349,795)
Purchases	68,022
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2012	—

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 2.8%
AUSTRALIA 0.1%
Woodside Finance Ltd. (a)
11/10/14	4.500%	$1,400,000	$1,484,437
CANADA 0.5%
Canadian Natural Resources Ltd. Senior Unsecured
11/14/14	1.450%	6,800,000	6,907,992
Rogers Communications, Inc.
08/15/18	6.800%	2,400,000	3,025,711
Thomson Reuters Corp.
10/01/14	5.700%	5,000,000	5,469,160
Total			15,402,863
UNITED KINGDOM 0.1%
BSKYB Finance UK PLC (a)
10/15/15	5.625%	2,500,000	2,839,937
UNITED STATES 2.1%
AT&T, Inc. Senior Unsecured
05/15/16	2.950%	2,650,000	2,847,581
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	2,400,000	2,894,506
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	1,080,000	1,253,345
Comcast Corp.
02/15/18	5.875%	2,100,000	2,554,812
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	1,762,000	1,949,613
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	5,000,000	5,570,545
Enterprise Products Operating LLC
06/01/15	3.700%	1,320,000	1,411,258
Express Scripts Holding Co.
05/15/16	3.125%	3,000,000	3,199,155
General Electric Capital Corp. Senior Unsecured
10/17/16	3.350%	3,090,000	3,326,805
Kraft Foods Group, Inc. (a)
08/23/18	6.125%	2,000,000	2,473,002
Kroger Co. (The) Senior Unsecured
01/15/17	2.200%	3,375,000	3,456,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Metropolitan Edison Co. Senior Unsecured
04/01/14	4.875%	$3,500,000	$3,687,169
Nevada Power Co.
01/15/15	5.875%	2,450,000	2,723,165
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	4,690,000	5,211,514
Prudential Financial, Inc. Senior Unsecured
05/12/16	3.000%	3,000,000	3,158,322
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	2,840,000	2,970,529
TCM Sub LLC (a)
01/15/15	3.550%	2,100,000	2,217,891
Time Warner Cable, Inc.
07/01/18	6.750%	2,180,000	2,741,640
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
06/15/18	6.050%	1,397,000	1,686,757
Verizon Communications, Inc. Senior Unsecured
11/01/16	2.000%	5,500,000	5,750,250
Waste Management, Inc.
03/11/15	6.375%	2,370,000	2,666,463
Total			63,751,102
Total Corporate Bonds & Notes (Cost: $80,178,513)			$83,478,339

Residential Mortgage-Backed Securities - Non-Agency 0.7%
UNITED STATES 0.7%
Castle Peak Loan Trust CMO Series 2011-1 Class 22A1 (a)(b)
05/25/52	6.250%	3,076,381	3,068,690
JPMorgan Mortgage Trust CMO Series 2007-A1 Class 1A1 (b)(c)
07/25/35	3.050%	7,611,920	7,705,349
Morgan Stanley Reremic Trust (a)(b)
CMO Series 2010-R9 Class 3A
11/26/36	3.250%	2,903,415	2,899,501
CMO Series 2010-R9 Class 3B
11/26/36	5.000%	1,600,000	1,663,458
PennyMac Loan Trust Series 2011-NPL1 Class A (a)(b)(c)
09/25/51	5.250%	941,750	942,328

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
Prime Mortgage Trust CMO Series 2004-CL1 Class 3A1 (b)(c)
02/25/34	6.805%	$3,018,979	$3,298,658
Total			19,577,984
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $18,959,022)			$19,577,984

Commercial Mortgage-Backed Securities - Non-Agency 2.2%
UNITED STATES 2.2%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (b)(c)
02/13/42	4.933%	2,600,000	2,843,581
Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A4 (b)(c)(d)
12/10/49	6.002%	3,200,000	3,809,901
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2 (b)
03/10/39	5.381%	773,158	797,944
JPMorgan Chase Commercial Mortgage Securities Corp. (b)
Series 2007-CB20 Class ASB
02/12/51	5.688%	4,178,042	4,592,424
Series 2011-C5 Class A2
08/15/46	3.149%	3,525,000	3,796,527
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 (b)(c)
09/15/45	5.866%	10,425,000	12,414,019
Morgan Stanley Capital I, Inc. (a)(b)(c)
Series 2011-C1 Class A4
09/15/47	5.033%	3,250,000	3,839,764
Morgan Stanley Capital I, Inc. (b)
Series 2007-IQ16 Class A4
12/12/49	5.809%	6,500,000	7,710,482
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (a)(b)(c)
08/15/45	5.983%	20,903,000	24,554,023
Total			64,358,665
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $58,869,361)			$64,358,665

Asset-Backed Securities - Non-Agency —%
UNITED STATES —%
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (c)
05/25/36	0.317%	517,341	516,592

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
Total Asset-Backed Securities - Non-Agency (Cost: $503,923)				$516,592

Inflation-Indexed Bonds(e) 83.3%
AUSTRALIA 2.9%
Australia Government Index-Linked Bond
Senior Unsecured
08/20/15	4.000%	AUD	$11,914,320	$22,672,438
08/20/20	4.000%	AUD	16,083,146	32,817,951
09/20/25	3.000%	AUD	7,993,600	11,715,186
New South Wales Treasury Corp.
11/20/25	2.750%	AUD	12,457,000	17,068,517
Total				84,274,092
CANADA 3.0%
Canadian Government Bond
12/01/31	4.000%	CAD	9,307,550	16,460,598
12/01/44	1.500%	CAD	4,204,400	5,656,539
12/01/41	2.000%	CAD	4,370,000	6,445,602
12/01/36	3.000%	CAD	4,365,149	7,280,091
12/01/26	4.250%	CAD	32,180,210	53,159,845
Total				89,002,675
FRANCE 9.6%
France Government Bond OAT
07/25/17	1.000%	EUR	10,617,675	14,991,028
07/25/27	1.850%	EUR	7,947,320	12,103,406
07/25/19	1.300%	EUR	9,992,005	14,417,638
07/25/29	3.400%	EUR	13,339,728	25,130,173
07/25/32	3.150%	EUR	16,447,976	30,847,216
07/25/40	1.800%	EUR	21,039,234	34,260,954
07/25/23	2.100%	EUR	16,392,901	25,387,675
07/25/22	1.100%	EUR	16,022,912	22,409,729
07/25/20	2.250%	EUR	54,251,393	82,774,940
07/25/15	1.600%	EUR	8,538,518	11,915,719
French Treasury Note BTAN
07/25/16	0.450%	EUR	5,280,591	7,230,307
Total				281,468,785
GERMANY 2.2%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	3,118,770	4,372,779
Deutsche Bundesrepublik Inflation Linked Bond
04/15/20	1.750%	EUR	21,754,292	33,170,586
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/16	1.500%	EUR	4,831,783	6,810,151
04/15/23	0.100%	EUR	14,484,041	19,727,138
Total				64,080,654

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (e) (continued)
SWEDEN 1.9%
Sweden Government Bond
06/01/22	0.250%	SEK	$38,000,000	$6,042,525
12/01/15	3.500%	SEK	50,000,000	10,482,128
Sweden Inflation-Linked Government Bond
12/01/20	4.000%	SEK	80,400,000	21,046,739
12/01/28	3.500%	SEK	68,930,000	19,791,351
Total				57,362,743
UNITED KINGDOM 23.5%
United Kingdom Gilt Inflation-Linked
11/22/22	1.875%	GBP	28,026,751	57,662,600
11/22/32	1.250%	GBP	11,817,940	23,419,187
01/26/35	2.000%	GBP	2,500,000	7,763,834
03/22/34	0.750%	GBP	24,079,902	43,351,470
11/22/55	1.250%	GBP	20,215,296	45,058,369
11/22/27	1.250%	GBP	28,191,466	55,123,890
03/22/40	0.625%	GBP	21,130,956	37,397,246
11/22/37	1.125%	GBP	40,278,377	79,233,014
03/22/50	0.500%	GBP	18,490,720	31,828,724
11/22/47	0.750%	GBP	21,205,730	39,471,525
07/22/30	4.125%	GBP	11,400,000	56,748,353
04/16/20	2.500%	GBP	12,250,000	72,866,168
07/17/24	2.500%	GBP	9,000,000	48,240,176
11/22/42	0.625%	GBP	28,028,994	50,121,233
03/22/62	0.375%	GBP	18,210,287	30,305,203
Senior Unsecured
03/22/29	0.125%	GBP	6,627,595	10,862,444
Total				689,453,436
UNITED STATES 40.2%
U.S. Treasury Inflation-Indexed Bond
04/15/29	3.875%		20,209,810	33,549,861
04/15/14	1.250%		53,321,497	55,437,721
07/15/19	1.875%		17,438,038	21,421,548
04/15/15	0.500%		43,349,300	45,543,858
07/15/20	1.250%		72,362,830	86,513,164
01/15/15	1.625%		81,597,960	87,456,449
07/15/15	1.875%		55,718,454	61,285,953
01/15/16	2.000%		54,027,324	60,561,280
01/15/19	2.125%		69,048,487	84,730,020
04/15/16	0.125%		17,646,850	18,701,532
01/15/25	2.375%		45,765,834	62,119,980
01/15/26	2.000%		30,361,509	39,892,169
01/15/27	2.375%		29,120,550	40,195,444
01/15/28	1.750%		15,858,795	20,533,429
U.S. Treasury Inflation-Indexed Bond (d)
07/15/21	0.625%		75,128,218	86,004,230
02/15/42	0.750%		77,116,221	83,785,540
01/15/22	0.125%		38,266,830	41,770,617
01/15/29	2.500%		167,658,691	239,817,483

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (e) (continued)
UNITED STATES (CONTINUED)
United States Treasury Inflation Indexed Bonds
04/15/32	3.375%		$5,938,002	$9,858,936
Total				1,179,179,214
Total Inflation-Indexed Bonds (Cost: $2,214,631,186)				$2,444,821,599

U.S. Treasury Obligations 4.6%
UNITED STATES 4.6%
U.S. Treasury
08/15/42	2.750%		19,400,000	19,078,697
U.S. Treasury (d)
08/31/17	0.625%		53,500,000	53,533,437
08/15/22	1.625%		61,600,000	61,532,610
Total				134,144,744
Total U.S. Treasury Obligations (Cost: $132,471,742)				$134,144,744

Foreign Government Obligations(e) 3.2%
BRAZIL 0.5%
Brazil Notas do Tesouro Nacional
01/01/13	10.000%	BRL	1,266,000	6,436,719
01/01/17	10.000%	BRL	129,100	673,952
Petrobras International Finance Co.
01/27/21	5.375%		6,900,000	7,777,112
Total				14,887,783
CANADA 0.4%
National Bank of Canada (a)
10/19/16	2.200%		5,150,000	5,446,125
Toronto-Dominion Bank (The) (a)
03/13/17	1.500%		5,600,000	5,758,872
Total				11,204,997
COLOMBIA 0.1%
Colombia Government International Bond
Senior Unsecured
07/12/21	4.375%		700,000	806,050
01/18/41	6.125%		1,000,000	1,347,306
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		1,000,000	1,280,000
Total				3,433,356
FRANCE 0.2%
Cie de Financement Foncier SA (a)
09/16/15	2.500%		5,600,000	5,794,284

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (e) (continued)
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (c)(f)
10/15/42	0.000%	EUR	$12,871,600	$100,071
INDONESIA 0.3%
Indonesia Government International Bond (a)
Senior Unsecured
05/05/21	4.875%		3,000,000	3,423,652
01/17/38	7.750%		3,000,000	4,470,000
Total				7,893,652
MEXICO 1.2%
Mexican Bonos
12/17/15	8.000%	MXN	34,813,000	29,561,036
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%		1,900,000	2,071,950
Petroleos Mexicanos
01/24/22	4.875%		3,400,000	3,842,000
Total				35,474,986
PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		1,600,000	2,344,000
RUSSIAN FEDERATION 0.2%
Gazprom OAO Via Gaz Capital SA Senior Unsecured (a)
03/07/22	6.510%		1,500,000	1,763,250
Russian Foreign Bond - Eurobond Senior Unsecured (a)(c)
03/31/30	7.500%		2,737,000	3,455,462
Total				5,218,712
SOUTH KOREA 0.2%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		5,700,000	6,696,451
Total Foreign Government Obligations (Cost: $88,233,151)				$93,048,292

Treasury Bills(e) 0.1%
AUSTRALIA 0.1%
Australia Treasury Bills
10/26/12	3.590%	AUD	1,700,000	1,758,562

Issuer	Coupon Rate	Principal Amount	Value

Treasury Bills(e) (continued)
Total Treasury Bills (Cost: $1,793,059)			$1,758,562

		Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.151% (g)(h)		80,045,778	$80,045,778
Total Money Market Funds (Cost: $80,045,778)			$80,045,778

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 12.2%
Asset-Backed Commercial Paper 2.1%
Atlantis One
12/03/12	0.350%	14,981,917	$14,981,917
Kells Funding LLC
10/17/12	0.451%	9,986,625	9,986,625
10/19/12	0.300%	4,997,500	4,997,500
11/01/12	0.360%	4,995,400	4,995,400
11/26/12	0.330%	2,997,525	2,997,525
Royal Park Investments Funding Corp.
11/20/12	0.651%	4,994,222	4,994,222
Salisbury Receivables Co. LLC
10/17/12	0.310%	4,996,297	4,996,297
11/16/12	0.310%	4,996,211	4,996,211
Sheffield Receivable Corp.
10/19/12	0.310%	9,992,509	9,992,509
Total			62,938,206
Certificates of Deposit 7.8%
Australia and New Zealand Bank Group Ltd.
10/12/12	0.240%	5,000,000	5,000,000
Canadian Imperial Bank
11/05/12	0.174%	2,540,681	2,540,681
Credit Suisse
11/08/12	0.387%	5,000,000	5,000,000
DZ Bank AG
10/17/12	0.420%	10,000,000	10,000,000
11/23/12	0.360%	4,995,404	4,995,404
12/06/12	0.330%	2,000,000	2,000,000
Deutsche Bank AG
11/02/12	0.720%	5,000,000	5,000,000
03/14/13	0.500%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10/09/12	0.240%	15,000,000	15,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/04/12	0.240%	20,000,000	20,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Mitsubishi UFJ Trust and Banking Corp.
10/12/12	0.530%	$5,000,000	$5,000,000
01/14/13	0.360%	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
10/25/12	0.340%	5,000,000	5,000,000
National Australia Bank
10/29/12	0.291%	4,999,888	4,999,888
National Bank of Canada
11/09/12	0.287%	10,000,000	10,000,000
Norinchukin Bank
11/21/12	0.370%	10,000,000	10,000,000
11/21/12	0.370%	5,000,000	5,000,000
12/06/12	0.360%	5,000,000	5,000,000
Pohjola Bank PLC
10/09/12	0.290%	2,000,000	2,000,000
Rabobank
10/26/12	0.515%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	15,000,000	15,000,000
Standard Chartered Bank PLC
10/05/12	0.315%	5,000,061	5,000,061
10/05/12	0.630%	9,968,077	9,968,077
Sumitomo Mitsui Banking Corp.
10/24/12	0.330%	15,000,000	15,000,000
12/03/12	0.320%	3,500,000	3,500,000
12/05/12	0.320%	5,000,000	5,000,000
Union Bank of Switzerland
10/11/12	0.350%	20,000,000	20,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
United Overseas Bank Ltd.
10/10/12	0.240%	$15,000,000	$15,000,000
Total			230,004,111
Commercial Paper 2.2%
ABM AMRO Funding USA LLC
12/05/12	0.400%	9,989,889	9,989,889
DnB NOR
10/10/12	0.511%	9,974,075	9,974,075
Foreningsparbanken (Swedbank)
11/06/12	0.320%	3,996,622	3,996,622
HSBC, Inc.
11/16/12	0.310%	9,992,078	9,992,078
Macquarie Bank Ltd.
10/30/12	0.611%	9,984,411	9,984,411
Suncorp Metway Ltd.
10/09/12	0.450%	9,992,250	9,992,250
10/16/12	0.450%	9,992,125	9,992,125
Total			63,921,450
Repurchase Agreements 0.1%
Barclays Capital, Inc. dated 09/28/12, matures 10/01/12, repurchase price $1,615,090 (i)
	0.200%	1,615,063	1,615,063
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $358,478,830)			$358,478,830
Total Investments (Cost: $3,034,164,565) (j)			$3,280,229,385(k)
Other Assets & Liabilities, Net			(346,731,896)
Net Assets			$2,933,497,489

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2012

At September 30, 2012, $782,650 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 5-year	(1,077)	(134,229,536)	December 2012	—	(616,723)
U.S. Treasury Note, 10-year	(173)	(23,092,798)	December 2012	—	(144,877)
Total				—	(761,600)

Forward Foreign Currency Exchange Contracts Open at September 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	October 9, 2012	64,087,000	67,140,105	707,803	—
		(AUD)	(USD)
Barclays Bank PLC	October 9, 2012	73,674,000	74,990,839	61,721	—
		(CAD)	(USD)
Goldman Sachs & Co.	October 9, 2012	61,237,000	78,804,671	106,510	—
		(EUR)	(USD)
State Street Bank & Trust Company	October 9, 2012	206,990,000	269,076,651	3,065,379	—
		(EUR)	(USD)
Goldman Sachs & Co.	October 9, 2012	242,736,000	388,810,884	—	(3,150,625)
		(GBP)	(USD)
HSBC Securities (USA), Inc.	October 9, 2012	185,604,000	297,205,829	—	(2,501,091)
		(GBP)	(USD)
J.P. Morgan Securities, Inc.	October 9, 2012	3,550,000,000	45,654,760	162,564	—
		(JPY)	(USD)
UBS Securties, Inc.	October 9, 2012	118,000,000	9,198,922	38,747	—
		(MXN)	(USD)
Morgan Stanley & Co.	October 9, 2012	375,397,000	57,089,999	—	(46,424)
		(SEK)	(USD)
Citigroup Global Markets, Inc.	October 9, 2012	15,522,063	17,000,000,000	67,856	—
		(USD)	(KRW)
Deutsche Bank	October 9, 2012	18,842,002	57,600,000	—	(7,108)
		(USD)	(MYR)
J.P. Morgan Securities, Inc.	October 9, 2012	15,458,214	19,000,000	24,038	—
		(USD)	(SGD)
Total				4,234,618	(5,705,248)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $79,065,205 or 2.70% of net assets.

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(d)	At September 30, 2012, security was partially or fully on loan.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	54,931,086	463,560,243	(438,445,551)	80,045,778	59,563	80,045,778

(i)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Barclays Capital, Inc. (0.200%)

Security Description	Value ($)
United States Treasury Note/Bond	1,647,364
Total Market Value of Collateral Securities	1,647,364

(j)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $3,034,165,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$301,036,000
Unrealized Depreciation	(54,972,000)
Net Unrealized Appreciation	$246,064,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	83,478,339	—	83,478,339
Residential Mortgage-Backed Securities - Non-Agency	—	16,509,294	3,068,690	19,577,984
Commercial Mortgage-Backed Securities - Non-Agency	—	64,358,665	—	64,358,665
Asset-Backed Securities - Non-Agency	—	516,592	—	516,592
Inflation-Indexed Bonds	—	2,444,821,599	—	2,444,821,599
U.S. Treasury Obligations	134,144,744	—	—	134,144,744
Foreign Government Obligations	—	93,048,292	—	93,048,292
Total Bonds	134,144,744	2,702,732,781	3,068,690	2,839,946,215
Short-Term Securities
Treasury Bills	—	1,758,562	—	1,758,562
Total Short-Term Securities	—	1,758,562	—	1,758,562

Other
Money Market Funds	80,045,778	—	—	80,045,778
Investments of Cash Collateral Received for Securities on Loan	—	358,478,830	—	358,478,830

Total Other	80,045,778	358,478,830	—	438,524,608
Investments in Securities	214,190,522	3,062,970,173	3,068,690	3,280,229,385
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,234,618	—	4,234,618
Liabilities
Futures Contracts	(761,600)	—	—	(761,600)
Forward Foreign Currency Exchange Contracts	—	(5,705,248)	—	(5,705,248)
Total	213,428,922	3,061,499,543	3,068,690	3,277,997,155

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency ($)
Balance as of December 31, 2011	13,038,406
Accrued discounts/premiums	—
Realized gain (loss)	21,819
Change in unrealized appreciation (depreciation)(a)	475
Sales	(7,519,155)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	(2,472,855)
Balance as of September 30, 2012	3,068,690

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $3,010.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, September 30, 2012.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 94.9%
Aerospace & Defense 2.5%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$3,820,000	$3,800,900
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	2,777,000	3,009,574
03/15/21	7.125%	756,000	813,645
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	5,646,000	6,097,680
Oshkosh Corp.
03/01/20	8.500%	1,710,000	1,915,200
Total			15,636,999
Automotive 3.2%
Allison Transmission, Inc. (a)(b)
05/15/19	7.125%	1,520,000	1,634,000
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	806,000	854,360
06/15/21	8.250%	2,086,000	2,221,590
Continental Rubber of America Corp. Senior Secured (a)
09/15/19	4.500%	1,218,000	1,246,781
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	1,890,000	2,045,925
Delphi Corp.
05/15/19	5.875%	873,000	942,840
05/15/21	6.125%	582,000	644,565
Ford Motor Credit Co. LLC Senior Unsecured
08/02/21	5.875%	1,711,000	1,935,757
Lear Corp.
03/15/18	7.875%	626,000	688,600
03/15/20	8.125%	2,192,000	2,487,920
Schaeffler Finance BV Senior Secured (a)
02/15/19	8.500%	1,097,000	1,220,412
Visteon Corp.
04/15/19	6.750%	4,049,000	4,251,450
Total			20,174,200
Banking 0.2%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	1,243,000	1,417,020
Brokerage 1.1%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	1,800,000	1,833,750
11/30/17	12.500%	2,594,000	2,947,432

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage (continued)
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (a)
03/15/20	5.625%	$749,000	$793,940
Nuveen Investments, Inc. Senior Unsecured (a)
10/15/20	9.500%	1,374,000	1,367,130
Total			6,942,252
Building Materials 1.1%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	1,676,000	1,835,220
Interface, Inc.
12/01/18	7.625%	560,000	607,600
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,913,000	1,936,912
Nortek, Inc.
12/01/18	10.000%	339,000	374,595
04/15/21	8.500%	1,947,000	2,073,555
Total			6,827,882
Chemicals 4.2%
Ashland, Inc. Senior Unsecured (a)
08/15/22	4.750%	909,000	929,453
Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	619,360
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	1,476,000	1,501,830
Huntsman International LLC
03/15/21	8.625%	912,000	1,044,240
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	1,650,000	1,852,125
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	6,230,000	7,102,200
04/15/24	5.750%	3,791,000	4,312,262
MacDermid, Inc. (a)
04/15/17	9.500%	1,862,000	1,945,790
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	1,780,000	2,020,300
Nufarm Australia Ltd. (a)(c)
10/15/19	6.375%	452,000	452,000
Polypore International, Inc.
11/15/17	7.500%	1,920,000	2,068,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Rockwood Specialties Group, Inc.
10/15/20	4.625%	$3,039,000	$3,084,585
Total			26,932,945
Construction Machinery 3.0%
CNH Capital LLC (a)
11/01/16	6.250%	1,317,000	1,430,591
Case New Holland, Inc.
12/01/17	7.875%	4,081,000	4,784,972
Columbus McKinnon Corp.
02/01/19	7.875%	674,000	717,810
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	2,536,000	2,580,380
Terex Corp.
04/01/20	6.500%	823,000	855,920
UR Merger Sub Corp.
12/15/19	9.250%	2,978,000	3,342,805
Senior Unsecured
02/01/21	8.250%	1,025,000	1,124,938
UR Merger Sub Corp. (a)
05/15/20	7.375%	851,000	914,825
04/15/22	7.625%	916,000	1,003,020
Secured
07/15/18	5.750%	1,029,000	1,083,023
UR Merger Sub Corp. (b)
09/15/20	8.375%	1,156,000	1,236,920
Total			19,075,204
Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.375%	1,686,000	1,799,805
Consumer Products 0.6%
Libbey Glass, Inc. Senior Secured (a)
05/15/20	6.875%	664,000	717,120
Serta Simmons Holdings LLC Senior Notes (a)(c)
10/01/20	8.125%	1,981,000	2,005,762
Spectrum Brands, Inc. (a)
03/15/20	6.750%	452,000	466,690
Senior Secured
06/15/18	9.500%	753,000	849,008
Total			4,038,580
Diversified Manufacturing 0.7%
Actuant Corp.
06/15/22	5.625%	889,000	922,338

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	$2,451,000	$2,659,335
Tomkins LLC/Inc. Secured
10/01/18	9.000%	892,000	994,580
Total			4,576,253
Electric 1.7%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	359,000	414,645
06/01/20	8.000%	1,290,000	1,499,625
07/01/21	7.375%	2,939,000	3,350,460
CMS Energy Corp. Senior Unsecured
03/15/22	5.050%	463,000	509,970
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	2,860,000	3,103,100
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	1,559,000	1,769,465
Total			10,647,265
Entertainment 0.7%
AMC Entertainment, Inc.
06/01/19	8.750%	1,582,000	1,744,155
12/01/20	9.750%	1,388,000	1,563,235
Speedway Motorsports, Inc.
02/01/19	6.750%	59,000	62,688
United Artists Theatre Circuit, Inc. (d)(e)
1995-A Pass-Through Certificates
07/01/15	9.300%	269,775	269,775
07/01/15	9.300%	825,583	825,583
Total			4,465,436
Environmental 0.3%
Clean Harbors, Inc. (a)
08/01/20	5.250%	1,548,000	1,594,440
Food and Beverage 0.3%
Constellation Brands, Inc.
03/01/23	4.625%	613,000	625,260
Cott Beverages, Inc.
09/01/18	8.125%	898,000	997,903
Total			1,623,163
Gaming 3.1%
Caesars Entertainment Operating Co., Inc. Senior Secured (a)
02/15/20	8.500%	2,523,000	2,523,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
MGM Resorts International
03/01/18	11.375%	$2,059,000	$2,429,620
Senior Secured
03/15/20	9.000%	1,080,000	1,204,200
MGM Resorts International (a)
10/01/20	6.750%	600,000	600,000
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	1,885,000	2,186,600
Seminole Indian Tribe of Florida (a)
10/01/20	7.804%	775,000	795,700
Senior Secured
10/01/20	6.535%	3,265,000	3,510,920
Seneca Gaming Corp. (a)
12/01/18	8.250%	1,940,000	2,037,000
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	5,259,000	4,680,510
Total			19,967,550
Gas Pipelines 3.9%
El Paso LLC
Senior Unsecured
06/01/18	7.250%	575,000	664,125
09/15/20	6.500%	7,101,000	7,988,625
01/15/32	7.750%	809,000	942,177
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	2,382,000	2,536,830
02/15/23	5.500%	1,926,000	2,017,485
Regency Energy Partners LP/Corp. (c)
04/15/23	5.500%	724,000	732,145
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	2,083,000	2,226,206
07/15/21	6.500%	2,902,000	3,105,140
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	3,629,000	3,697,044
Tesoro Logistics LP/Finance Corp. Senior Notes (a)
10/01/20	5.875%	1,048,000	1,074,200
Total			24,983,977
Health Care 9.8%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	518,399	552,095
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	2,762,000	2,913,910
Biomet, Inc. (a)
08/01/20	6.500%	1,799,000	1,864,214
Biomet, Inc. (a)(c)
08/01/20	6.500%	1,213,000	1,256,971
Senior Subordinated Notes

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
10/01/20	6.500%	$1,341,000	$1,314,180
CHS/Community Health Systems, Inc.
11/15/19	8.000%	2,490,000	2,732,775
07/15/20	7.125%	1,532,000	1,634,453
Senior Secured
08/15/18	5.125%	2,131,000	2,210,913
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	3,147,000	3,414,495
DaVita, Inc.
08/15/22	5.750%	1,607,000	1,671,280
Emdeon, Inc. (a)
12/31/19	11.000%	1,775,000	2,014,625
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	554,000	590,010
01/31/22	5.875%	2,780,000	2,974,600
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	460,000	518,650
HCA, Inc.
02/15/22	7.500%	3,233,000	3,661,372
Senior Secured
02/15/20	6.500%	3,313,000	3,685,712
02/15/20	7.875%	1,275,000	1,432,781
Hanger, Inc.
11/15/18	7.125%	1,489,000	1,556,005
Health Management Associates, Inc. (a)
01/15/20	7.375%	1,212,000	1,315,020
HealthSouth Corp.
02/15/20	8.125%	850,000	947,750
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,603,000	3,440,865
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (a)
11/01/18	10.500%	858,000	907,335
Multiplan, Inc. (a)
09/01/18	9.875%	3,081,000	3,419,910
Omnicare, Inc.
06/01/20	7.750%	1,127,000	1,250,970
PSS World Medical, Inc.
03/01/22	6.375%	277,000	294,659
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	1,428,000	1,563,660
Physiotherapy Associates Holdings, Inc. Senior Unsecured (a)
05/01/19	11.875%	890,000	905,575
Radnet Management, Inc.
04/01/18	10.375%	665,000	671,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	$1,335,000	$1,351,688
STHI Holding Corp. Secured (a)
03/15/18	8.000%	686,000	730,590
Tenet Healthcare Corp. Senior Unsecured
08/01/20	8.000%	1,175,000	1,261,656
Truven Health Analytics, Inc. Senior Unsecured (a)
06/01/20	10.625%	872,000	941,760
United Surgical Partners International, Inc. (a)
04/01/20	9.000%	1,000,000	1,085,000
Universal Hospital Services, Inc. Secured (a)
08/15/20	7.625%	560,000	583,800
VWR Funding, Inc. (a)
09/15/17	7.250%	720,000	746,100
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	2,675,000	2,855,562
02/01/19	7.750%	1,100,000	1,170,125
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/19	7.750%	692,000	736,980
Total			62,179,696
Healthcare Insurance 0.3%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	1,519,000	1,774,382
Home Construction 0.9%
Beazer Homes USA, Inc.
05/15/19	9.125%	618,000	621,090
KB Home
03/15/20	8.000%	706,000	781,895
09/15/22	7.500%	561,000	597,465
Meritage Homes Corp.
04/01/22	7.000%	677,000	724,390
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,140,000	1,271,100
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	454,000	483,510
Taylor Morrison Communities, Inc./Monarch (a)
04/15/20	7.750%	1,452,000	1,546,380
Total			6,025,830
Independent Energy 10.9%
Antero Resources Finance Corp.
12/01/17	9.375%	106,000	117,130

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
08/01/19	7.250%	$390,000	$422,175
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,352,000	2,522,520
Chaparral Energy, Inc.
09/01/21	8.250%	930,000	1,004,400
Chaparral Energy, Inc. (a)
11/15/22	7.625%	611,000	656,825
Chesapeake Energy Corp.
08/15/20	6.625%	2,034,000	2,100,105
02/15/21	6.125%	3,500,000	3,526,250
Cimarex Energy Co.
05/01/22	5.875%	1,183,000	1,248,065
Comstock Resources, Inc.
06/15/20	9.500%	2,707,000	2,910,025
Concho Resources, Inc.
10/01/17	8.625%	684,000	754,110
01/15/21	7.000%	1,582,000	1,771,840
01/15/22	6.500%	1,515,000	1,670,288
04/01/23	5.500%	1,278,000	1,335,510
Continental Resources, Inc.
10/01/20	7.375%	618,000	692,160
04/01/21	7.125%	1,656,000	1,867,140
09/15/22	5.000%	3,297,000	3,437,122
Continental Resources, Inc. (a)
09/15/22	5.000%	1,965,000	2,053,425
EP Energy LLC/Everest Acquisition Finance, Inc. (a)
09/01/22	7.750%	283,000	288,660
EP Energy LLC/Finance, Inc. (a)
Senior Secured
05/01/19	6.875%	1,595,000	1,706,650
Senior Unsecured
05/01/20	9.375%	3,282,000	3,577,380
Kodiak Oil & Gas Corp. (a)
12/01/19	8.125%	5,308,000	5,626,480
Laredo Petroleum, Inc.
02/15/19	9.500%	4,163,000	4,714,597
05/01/22	7.375%	625,000	675,000
MEG Energy Corp. (a)
03/15/21	6.500%	2,000,000	2,140,000
01/30/23	6.375%	1,179,000	1,258,583
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	2,808,000	3,116,880
Oasis Petroleum, Inc.
02/01/19	7.250%	2,317,000	2,484,982
11/01/21	6.500%	2,238,000	2,361,090
01/15/23	6.875%	1,476,000	1,568,250
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	1,115,000	1,259,950
05/01/23	5.250%	3,638,000	3,719,855
Range Resources Corp.
05/15/19	8.000%	3,515,000	3,901,650
SM Energy Co.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Senior Unsecured
11/15/21	6.500%	$889,000	$942,340
SM Energy Co. (a)
Senior Unsecured
01/01/23	6.500%	697,000	731,850
SandRidge Energy, Inc. (a)
02/15/23	7.500%	673,000	693,190
Whiting Petroleum Corp.
10/01/18	6.500%	106,000	113,685
Total			68,970,162
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	701,000	764,090
Media Cable 3.0%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	1,834,000	2,077,005
01/31/22	6.625%	880,000	961,400
09/30/22	5.250%	3,185,000	3,200,925
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	888,000	1,052,280
CSC Holdings LLC (a)
Senior Unsecured
11/15/21	6.750%	2,263,000	2,494,957
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	510,000	568,650
09/15/22	5.875%	1,174,000	1,168,130
DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,170,637
06/01/21	6.750%	3,886,000	4,235,740
DISH DBS Corp. (a)
07/15/22	5.875%	853,000	872,193
Videotron Ltd.
07/15/22	5.000%	1,002,000	1,047,090
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	47,000	48,293
Total			18,897,300
Media Non-Cable 7.2%
AMC Networks, Inc.
07/15/21	7.750%	4,128,000	4,664,640
Clear Channel Worldwide Holdings Inc, Class A
03/15/20	7.625%	482,000	462,720
Clear Channel Worldwide Holdings Inc, Class B
03/15/20	7.625%	4,535,000	4,421,625
Hughes Satellite Systems Corp.
06/15/21	7.625%	2,480,000	2,746,600
Senior Secured
06/15/19	6.500%	571,000	610,970

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Intelsat Jackson Holdings SA
04/01/21	7.500%	$1,225,000	$1,326,062
Intelsat Jackson Holdings SA (a)
10/15/20	7.250%	3,600,000	3,870,000
Intelsat Jackson Holdings SA (a)(c)
Senior Unsecured
12/15/22	6.625%	613,000	609,935
Intelsat Luxembourg SA PIK
02/04/17	11.500%	3,313,000	3,511,780
Lamar Media Corp.
02/01/22	5.875%	1,417,000	1,509,105
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	1,309,000	1,426,810
National CineMedia LLC (a)
Senior Secured
04/15/22	6.000%	1,470,000	1,550,850
Nielsen Finance LLC/Co.
10/15/18	7.750%	2,856,000	3,220,140
Nielsen Finance LLC/Co. (a)(c)
Senior Notes
10/01/20	4.500%	2,422,000	2,403,835
Salem Communications Corp. Secured
12/15/16	9.625%	1,852,000	2,060,350
Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	2,935,000	3,250,512
Starz LLC/Finance Corp. Senior Notes (a)
09/15/19	5.000%	917,000	937,633
Univision Communications, Inc. (a)
05/15/21	8.500%	2,246,000	2,279,690
Senior Secured
05/15/19	6.875%	1,395,000	1,436,850
11/01/20	7.875%	2,400,000	2,568,000
09/15/22	6.750%	1,091,000	1,091,000
Total			45,959,107
Metals 3.7%
Alpha Natural Resources, Inc.
06/01/19	6.000%	1,089,000	920,205
06/01/21	6.250%	1,290,000	1,070,700
Alpha Natural Resources, Inc. (c)
04/15/18	9.750%	2,334,000	2,309,703
Arch Coal, Inc.
06/15/21	7.250%	269,000	224,615
Arch Coal, Inc. (b)
06/15/19	7.000%	453,000	380,520
CONSOL Energy, Inc.
04/01/20	8.250%	391,000	409,573

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Calcipar SA Senior Secured (a)
05/01/18	6.875%	$2,850,000	$2,828,625
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/15	7.000%	915,000	926,438
11/01/19	8.250%	3,994,000	3,854,210
Inmet Mining Corp. (a)
06/01/20	8.750%	3,394,000	3,512,790
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	1,451,000	1,480,020
Peabody Energy Corp. (a)
11/15/18	6.000%	1,756,000	1,756,000
11/15/21	6.250%	1,320,000	1,313,400
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	2,505,000	2,586,412
Total			23,573,211
Non-Captive Consumer 1.1%
SLM Corp.
Senior Unsecured
03/25/20	8.000%	2,766,000	3,194,730
01/25/22	7.250%	1,512,000	1,693,440
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	2,769,000	2,353,650
Total			7,241,820
Non-Captive Diversified 5.0%
Ally Financial, Inc.
03/15/20	8.000%	10,203,000	11,937,510
09/15/20	7.500%	1,737,000	1,993,207
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	1,924,000	2,063,490
05/15/20	5.375%	1,332,000	1,441,890
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	2,400,000	2,730,000
Senior Unsecured
02/15/19	5.500%	3,351,000	3,652,590
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	3,055,000	3,604,900
04/01/19	5.875%	1,146,000	1,215,088
05/15/19	6.250%	607,000	652,525
12/15/20	8.250%	2,165,000	2,576,350
Total			31,867,550
Oil Field Services 2.6%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	2,711,000	2,900,770

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Bristow Group, Inc. (c)
10/15/22	6.250%	$831,000	$850,736
Green Field Energy Services, Inc. Senior Secured (a)
11/15/16	13.000%	2,669,000	2,615,620
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	3,131,000	3,256,240
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	4,981,000	5,504,005
Oil States International, Inc.
06/01/19	6.500%	1,119,000	1,188,938
Total			16,316,309
Other Industry 0.6%
Interline Brands, Inc.
11/15/18	7.500%	2,402,000	2,600,165
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (a)
08/01/20	8.875%	1,090,000	1,122,700
Total			3,722,865
Packaging 2.2%
Ardagh Packaging Finance PLC Senior Secured (a)
10/15/17	7.375%	849,000	910,553
Berry Plastics Corp. Secured
01/15/21	9.750%	1,679,000	1,914,060
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,080,000	1,101,600
08/15/19	9.875%	879,000	935,036
02/15/21	8.250%	2,076,000	2,060,430
Senior Secured
08/15/19	7.875%	2,649,000	2,860,920
Reynolds Group Issuer, Inc./LLC (a)
Senior Secured
10/15/20	5.750%	3,440,000	3,440,000
Sealed Air Corp. (a)
09/15/21	8.375%	438,000	490,560
Total			13,713,159
Pharmaceuticals 1.6%
Catalent Pharma Solutions, Inc. (a)
10/15/18	7.875%	2,015,000	2,045,225
Grifols, Inc.
02/01/18	8.250%	2,237,000	2,471,885
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	622,000	698,195

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Mylan, Inc. (a)
11/15/18	6.000%	$1,855,000	$1,966,300
VPI Escrow Corp. Senior Notes (a)(c)
10/15/20	6.375%	2,382,000	2,429,640
Valeant Pharmaceuticals International Senior Notes (a)(c)
10/15/20	6.375%	476,000	485,520
Total			10,096,765
Property & Casualty 0.3%
Hub International Ltd. (a)
10/15/18	8.125%	1,909,000	1,932,863
Retailers 2.4%
99 Cents Only Stores (a)
12/15/19	11.000%	898,000	1,010,250
AutoNation, Inc.
02/01/20	5.500%	125,000	133,594
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	1,633,000	1,806,506
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	1,184,000	1,207,680
Limited Brands, Inc.
04/01/21	6.625%	1,085,000	1,231,475
02/15/22	5.625%	1,942,000	2,092,505
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	1,140,000	1,168,500
Rite Aid Corp.
03/15/20	9.250%	1,736,000	1,779,400
Senior Secured
08/15/20	8.000%	2,005,000	2,275,675
Senior Unsecured
02/15/27	7.700%	1,376,000	1,148,960
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	605,000	673,062
Sonic Automotive, Inc. (a)
07/15/22	7.000%	484,000	517,880
Total			15,045,487
Technology 5.8%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	780,000	848,250
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%	2,941,000	2,985,115
Amkor Technology, Inc. (a)
10/01/22	6.375%	1,039,000	1,023,415
Amkor Technology, Inc. (b)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
05/01/18	7.375%	$286,000	$297,440
Anixter, Inc.
05/01/19	5.625%	444,000	470,640
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	1,219,000	1,316,520
CDW LLC/Finance Corp.
04/01/19	8.500%	3,448,000	3,749,700
Cardtronics, Inc.
09/01/18	8.250%	2,190,000	2,441,850
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	1,700,000	1,904,000
First Data Corp.
01/15/21	12.625%	3,675,000	3,808,219
First Data Corp. (a)
Secured
01/15/21	8.250%	615,000	613,463
Senior Secured
06/15/19	7.375%	2,233,000	2,299,990
08/15/20	8.875%	2,605,000	2,839,450
11/01/20	6.750%	946,000	936,540
Freescale Semiconductor, Inc. Senior Secured (a)
04/15/18	9.250%	1,493,000	1,623,637
Interactive Data Corp.
08/01/18	10.250%	3,140,000	3,516,800
Lender Processing Services, Inc. (c)
04/15/23	5.750%	1,147,000	1,147,000
NCR Corp. Senior Notes (a)
07/15/22	5.000%	357,000	360,570
NXP BV/Funding LLC Senior Secured (a)
08/01/18	9.750%	2,040,000	2,366,400
Nuance Communications, Inc. (a)
08/15/20	5.375%	2,124,000	2,166,480
Total			36,715,479
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	1,333,000	1,522,953
Hertz Corp. (The)
10/15/18	7.500%	862,000	930,960
01/15/21	7.375%	824,000	885,800
Total			3,339,713
Wireless 4.0%
Cricket Communications, Inc.
10/15/20	7.750%	942,000	918,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
MetroPCS Wireless, Inc.
09/01/18	7.875%	$1,180,000	$1,280,300
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	3,578,000	3,756,900
Sprint Nextel Corp.
Senior Unsecured
03/01/17	9.125%	311,000	352,207
08/15/17	8.375%	3,854,000	4,287,575
08/15/20	7.000%	1,525,000	1,586,000
11/15/21	11.500%	1,496,000	1,873,740
Sprint Nextel Corp. (a)
11/15/18	9.000%	5,812,000	6,959,870
03/01/20	7.000%	858,000	960,960
Wind Acquisition Finance SA (a)
Secured
07/15/17	11.750%	1,452,000	1,368,510
Senior Secured
02/15/18	7.250%	2,084,000	1,969,380
Total			25,313,892
Wirelines 6.0%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	4,321,000	4,876,248
03/15/22	5.800%	5,391,000	5,866,195
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	2,824,000	3,007,560
04/15/20	8.500%	231,000	261,030
04/15/22	8.750%	931,000	1,056,685
01/15/23	7.125%	212,000	220,480
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	1,021,000	1,060,564
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	1,908,000	2,165,580
Level 3 Communications, Inc. (a)
Senior Unsecured
06/01/19	8.875%	502,000	527,100
Level 3 Financing, Inc.
02/01/18	10.000%	2,802,000	3,117,225
04/01/19	9.375%	847,000	940,170
07/01/19	8.125%	1,035,000	1,099,687
PAETEC Holding Corp.
12/01/18	9.875%	3,025,000	3,463,625
Senior Secured
06/30/17	8.875%	1,793,000	1,945,405
Qwest Corp. Senior Unsecured
12/01/21	6.750%	1,364,000	1,639,152
Windstream Corp.
09/01/18	8.125%	355,000	383,400
10/01/21	7.750%	1,820,000	1,961,050
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,419,000	1,567,995

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Senior Secured
01/01/20	8.125%	$2,138,000	$2,335,765
tw telecom Holdings, Inc. (a)(c)
10/01/22	5.375%	713,000	727,260
Total			38,222,176
Total Corporate Bonds & Notes (Cost: $565,199,934)			$602,374,827

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.1%
Automotive 0.1%
Schaeffler AG Tranche C2 Term Loan (f)(g)
01/27/17	6.000%	706,000	712,622
Brokerage 0.2%
Nuveen Investments, Inc. 2nd Lien Term Loan (f)(g)
02/28/19	8.250%	1,392,000	1,401,577
Construction Machinery 0.5%
CPM Holdings, Inc. (f)(g)
1st Lien Term Loan
08/29/17	6.250%	1,945,000	1,940,137
2nd Lien Term Loan
03/01/18	10.250%	1,248,000	1,254,240
Total			3,194,377
Consumer Cyclical Services 0.7%
New Breed Logistics, Inc. Tranche B Term Loan (c)(f)(g)
09/07/19	6.000%	2,221,000	2,212,671
West Corp. Tranche B6 Term Loan (f)(g)
06/30/18	5.750%	1,895,250	1,918,145
Total			4,130,816
Consumer Products 0.2%
Serta Simmons Holdings LLC Tranche B Term Loan (c)(f)(g)
08/29/19	5.000%	1,261,000	1,254,922
Food and Beverage 0.1%
Candy Intermediate Holdings, Inc. Term Loan (f)(g)
06/18/18	7.509%	837,900	845,232

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 0.1%
ROC Finance LLC Tranche B Term Loan (f)(g)
08/19/17	8.500%	$820,000	$838,450
Health Care 0.6%
ConvaTec, Inc. Term Loan (c)(f)(g)
12/22/16	5.000%	275,000	275,300
U.S. Renal Care, Inc. (f)(g)
1st Lien Term Loan
07/03/19	6.251%	1,550,115	1,565,616
2nd Lien Term Loan
01/03/20	10.250%	1,554,000	1,592,850
Total			3,433,766
Media Cable 0.2%
WideOpenWest Finance LLC Term Loan (f)(g)
07/17/18	6.250%	1,372,560	1,382,511
Media Non-Cable 0.5%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (f)(g)
09/16/19	7.500%	3,201,000	3,229,809
Property & Casualty 0.9%
Asurion LLC (c)(f)(g)
1st Lien Term Loan
05/24/18	5.500%	333,000	334,875
Asurion LLC (f)(g)
1st Lien Term Loan
05/24/18	5.500%	2,054,000	2,065,564
Lonestar Intermediate Super Holdings LLC Term Loan (f)(g)
09/02/19	11.000%	3,053,000	3,241,278
Total			5,641,717
Total Senior Loans (Cost: $25,341,907)			$26,065,799

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (h)		2,669	$82,739
Total Warrants (Cost: $108,000)			$82,739

Limited Partnerships —%
Financials —%
Varde Fund V LP (d)(e)(i)		5,000,000	50,922
TOTAL FINANCIALS			50,922
Total Limited Partnerships (Cost: $—)			$50,922

		Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.151% (j)(k)		18,394,017	18,394,017
Total Money Market Funds (Cost: $18,394,017)			$18,394,017

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.4%
Repurchase Agreements 0.4%
Royal Bank of Canada dated 09/28/12, matures 10/01/12, repurchase price $2,757,556 (l)
	0.200%	2,757,510	$2,757,510
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,757,510)			$2,757,510
Total Investments (Cost: $611,801,368) (m)			$649,725,814(n)
Other Assets & Liabilities, Net			(14,701,851)
Net Assets			$635,023,963

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $209,451,574 or 32.98% of net assets.

(b)	At September 30, 2012, security was partially or fully on loan.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $1,146,280, representing 0.18% of net assets. Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	02-09-00 -04-09-02	799,591
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	12-11-01 -08-28-02	244,683
Varde Fund V LP	04-27-00 -06-19-00	—*

* The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2012, the value of these securities amounted to $1,146,280, which represents 0.18% of net assets.

(f)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(g)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	Non-income producing.
(i)	At September 30, 2012, there was no capital committed to the LLC or LP for future investment.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	16,217,504	173,216,635	(171,040,122)	18,394,017	24,776	18,394,017

(l)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Royal Bank of Canada (0.200%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	2,812,660
Total Market Value of Collateral Securities	2,812,660

(m)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $611,801,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$39,704,000
Unrealized Depreciation	(1,779,000)
Net Unrealized Appreciation	$37,925,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	3,370,078	1,095,358	4,465,436
All Other Industries	—	597,909,391	—	597,909,391
Total Bonds	—	601,279,469	1,095,358	602,374,827
Equity Securities
Warrants
Energy	—	82,739	—	82,739
Total Equity Securities	—	82,739	—	82,739

Other
Senior Loans	—	26,065,799	—	26,065,799
Limited Partnerships	—	—	50,922	50,922
Money Market Funds	18,394,017	—	—	18,394,017
Investments of Cash Collateral Received for Securities on Loan	—	2,757,510	—	2,757,510
Total Other	18,394,017	28,823,309	50,922	47,268,248
Total	18,394,017	630,185,517	1,146,280	649,725,814

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate	Limited
	Bonds & Notes ($)	Partnerships ($)	Total ($)
Balance as of December 31, 2011	3,339,698	60,626	3,400,324
Accrued discounts/premiums	31,705	—	31,705
Realized gain (loss)	(48,666)	8,952	(39,714)
Change in unrealized appreciation (depreciation)(a)	1,376	(9,704)	(8,328)
Sales	(2,482,993)	(8,952)	(2,491,945)
Purchases	254,238	—	254,238
Balance as of September 30, 2012	1,095,358	50,922	1,146,280

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $(9,166), which is comprised of Corporate Bonds & Notes of $538 and Limited Partnerships of $(9,704).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances

Corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 94.1%
Aerospace & Defense 2.8%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$6,372,000	$6,340,140
Huntington Ingalls Industries, Inc. (b)
03/15/18	6.875%	3,822,000	4,142,092
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	8,990,000	9,709,200
Oshkosh Corp.
03/01/17	8.250%	904,000	994,400
03/01/20	8.500%	5,143,000	5,760,160
TransDigm, Inc. (b)
12/15/18	7.750%	854,000	943,670
Total			27,889,662
Automotive 2.7%
Chrysler Group LLC/Co-Issuer, Inc. (b)
Secured
06/15/19	8.000%	711,000	753,660
06/15/21	8.250%	4,867,000	5,183,355
Continental Rubber of America Corp. Senior Secured (a)
09/15/19	4.500%	2,004,000	2,051,354
Delphi Corp.
05/15/19	5.875%	1,535,000	1,657,800
Lear Corp.
03/15/18	7.875%	3,902,000	4,292,200
Lear Corp. (b)
03/15/20	8.125%	1,683,000	1,910,205
Schaeffler Finance BV (a)
Senior Secured
02/15/19	8.500%	1,041,000	1,158,112
Schaeffler Finance BV (a)(b)
Senior Secured
02/15/17	7.750%	1,890,000	2,050,650
Visteon Corp. (b)
04/15/19	6.750%	6,872,000	7,215,600
Total			26,272,936
Banking 0.3%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	2,539,000	2,894,460
Brokerage 1.4%
E*Trade Financial Corp.
Senior Unsecured
11/30/17	12.500%	8,979,000	10,202,389
E*Trade Financial Corp. (b)
Senior Unsecured
12/01/15	7.875%	1,340,000	1,365,125
Neuberger Berman Group LLC/Finance Corp. (a)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage (continued)
03/15/20	5.625%	$1,546,000	$1,638,760
Neuberger Berman Group LLC/Finance Corp. (a)(b)
Senior Unsecured
03/15/22	5.875%	819,000	876,330
Total			14,082,604
Building Materials 1.6%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	6,068,000	6,644,460
Gibraltar Industries, Inc.
12/01/15	8.000%	3,295,000	3,369,137
Interface, Inc.
12/01/18	7.625%	1,569,000	1,702,365
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	2,877,000	2,912,963
Nortek, Inc. (b)
12/01/18	10.000%	390,000	430,950
04/15/21	8.500%	617,000	657,105
Total			15,716,980
Chemicals 4.1%
Ashland, Inc. Senior Unsecured (a)(b)
08/15/22	4.750%	1,778,000	1,818,005
Celanese U.S. Holdings LLC (b)
06/15/21	5.875%	1,105,000	1,237,600
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	3,587,000	3,649,773
Huntsman International LLC (b)
03/15/21	8.625%	1,668,000	1,909,860
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	3,285,000	3,687,412
Koppers, Inc.
12/01/19	7.875%	1,040,000	1,141,400
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	7,867,000	8,968,380
04/15/24	5.750%	8,004,000	9,104,550
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	160,000	181,600
Nufarm Australia Ltd. (a)(c)
10/15/19	6.375%	720,000	720,000
Polypore International, Inc. (b)
11/15/17	7.500%	3,000,000	3,232,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Rockwood Specialties Group, Inc. (b)
10/15/20	4.625%	$4,844,000	$4,916,660
Total			40,567,740
Construction Machinery 3.2%
Ashtead Capital, Inc. Secured (a)(b)
07/15/22	6.500%	794,000	833,700
CNH Capital LLC (a)
11/01/16	6.250%	4,597,000	4,993,491
Case New Holland, Inc. (b)
12/01/17	7.875%	4,622,000	5,419,295
Columbus McKinnon Corp.
02/01/19	7.875%	1,100,000	1,171,500
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	1,297,000	1,348,880
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	4,467,000	4,545,172
Terex Corp. (b)
04/01/20	6.500%	2,532,000	2,633,280
UR Merger Sub Corp. (a)(b)
Secured
07/15/18	5.750%	879,000	925,148
UR Merger Sub Corp. (b)
12/15/19	9.250%	8,620,000	9,675,950
Total			31,546,416
Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.375%	3,054,000	3,260,145
Consumer Products 0.3%
Libbey Glass, Inc. Senior Secured (a)
05/15/20	6.875%	1,385,000	1,495,800
Spectrum Brands, Inc. (a)(b)
03/15/20	6.750%	933,000	963,323
Total			2,459,123
Diversified Manufacturing 0.6%
Actuant Corp.
06/15/22	5.625%	1,851,000	1,920,413
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	3,474,000	3,769,290

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Tomkins LLC/Inc. Secured
10/01/18	9.000%	$420,000	$468,300
Total			6,158,003
Electric 1.7%
AES Corp. (The) Senior Unsecured (b)
07/01/21	7.375%	5,452,000	6,215,280
CMS Energy Corp. Senior Unsecured (b)
03/15/22	5.050%	953,000	1,049,680
Calpine Corp. Senior Secured (a)(b)
02/15/21	7.500%	2,670,000	2,896,950
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	2,407,000	2,731,945
Ipalco Enterprises, Inc. (a)
Senior Secured
04/01/16	7.250%	2,015,000	2,251,762
Ipalco Enterprises, Inc. (b)
Senior Secured
05/01/18	5.000%	1,626,000	1,703,235
Total			16,848,852
Entertainment 0.4%
AMC Entertainment, Inc. (b)
06/01/19	8.750%	2,730,000	3,009,825
Speedway Motorsports, Inc. (b)
02/01/19	6.750%	445,000	472,813
Total			3,482,638
Environmental 0.3%
Clean Harbors, Inc. (a)
08/01/20	5.250%	3,004,000	3,094,120
Food and Beverage 0.3%
Cott Beverages, Inc. (b)
11/15/17	8.375%	1,585,000	1,737,556
09/01/18	8.125%	1,347,000	1,496,854
Total			3,234,410
Gaming 2.5%
Caesars Entertainment Operating Co., Inc. Senior Secured (a)(b)
02/15/20	8.500%	2,492,000	2,492,000
MGM Resorts International (a)(b)
10/01/20	6.750%	958,000	958,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	$3,684,000	$4,273,440
Seminole Indian Tribe of Florida (a)
10/01/17	7.750%	4,520,000	4,960,700
10/01/20	7.804%	1,675,000	1,719,739
Senior Secured
10/01/20	6.535%	4,385,000	4,715,278
Seneca Gaming Corp. (a)
12/01/18	8.250%	1,992,000	2,091,600
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	4,048,000	3,602,720
Total			24,813,477
Gas Pipelines 5.0%
El Paso LLC
Senior Unsecured
09/15/20	6.500%	2,675,000	3,009,375
01/15/32	7.750%	10,213,000	11,894,254
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,714,000	1,825,410
MarkWest Energy Partners LP/Finance Corp. (b)
02/15/23	5.500%	3,763,000	3,941,743
Regency Energy Partners LP/Corp. (c)
04/15/23	5.500%	2,105,000	2,128,681
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	1,649,000	1,762,369
07/15/21	6.500%	5,169,000	5,530,830
Sonat, Inc. Senior Unsecured
02/01/18	7.000%	2,600,000	2,826,174
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	7,827,000	7,973,756
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	6,490,000	6,644,137
Tesoro Logistics LP/Finance Corp. Senior Notes (a)
10/01/20	5.875%	1,724,000	1,767,100
Total			49,303,829
Health Care 6.4%
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	1,199,000	1,264,945
Biomet, Inc. (a)(b)
08/01/20	6.500%	2,522,000	2,613,422
Biomet, Inc. (a)(b)(c)
08/01/20	6.500%	3,296,000	3,415,480
CHS/Community Health Systems, Inc. (b)
11/15/19	8.000%	3,540,000	3,885,150
07/15/20	7.125%	1,053,000	1,123,419

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Senior Secured
08/15/18	5.125%	$4,156,000	$4,311,850
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	3,729,000	4,045,965
DaVita, Inc.
08/15/22	5.750%	3,142,000	3,267,680
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	125,000	133,125
Fresenius Medical Care U.S. Finance II, Inc. (a)(b)
01/31/22	5.875%	1,458,000	1,560,060
HCA, Inc. (b)
Senior Secured
02/15/20	6.500%	8,596,000	9,563,050
09/15/20	7.250%	6,255,000	7,005,600
Health Management Associates, Inc. (a)(b)
01/15/20	7.375%	1,481,000	1,606,885
Hologic, Inc. (a)(b)
08/01/20	6.250%	1,260,000	1,335,600
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (a)
11/01/18	10.500%	1,115,000	1,179,113
LifePoint Hospitals, Inc. (b)
10/01/20	6.625%	1,251,000	1,357,335
PSS World Medical, Inc.
03/01/22	6.375%	566,000	602,083
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	2,901,000	3,176,595
STHI Holding Corp. Secured (a)(b)
03/15/18	8.000%	1,164,000	1,239,660
Tenet Healthcare Corp. Senior Unsecured (b)
08/01/20	8.000%	772,000	828,935
Universal Hospital Services, Inc. Secured (a)
08/15/20	7.625%	1,094,000	1,140,495
VWR Funding, Inc. (a)
09/15/17	7.250%	1,409,000	1,460,076
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/19	7.750%	1,695,000	1,805,175
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/18	8.000%	4,182,000	4,464,285
02/01/19	7.750%	400,000	425,500
Total			62,811,483
Healthcare Insurance 0.4%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	3,025,000	3,533,578

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction 1.2%
KB Home
09/15/17	9.100%	$2,155,000	$2,440,537
KB Home (b)
03/15/20	8.000%	1,439,000	1,593,693
Meritage Homes Corp. (b)
04/01/22	7.000%	1,394,000	1,491,580
Shea Homes LP/Funding Corp. Senior Secured (b)
05/15/19	8.625%	2,070,000	2,308,050
Taylor Morrison Communities, Inc./Monarch, Inc. (a)(b)
04/15/20	7.750%	866,000	922,290
Taylor Morrison Communities, Inc./Monarch (a)
04/15/20	7.750%	3,012,000	3,207,780
Total			11,963,930
Independent Energy 13.4%
Antero Resources Finance Corp.
12/01/17	9.375%	213,000	235,365
Antero Resources Finance Corp. (b)
08/01/19	7.250%	781,000	845,433
Berry Petroleum Co. Senior Unsecured (b)
11/01/20	6.750%	975,000	1,028,625
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,566,000	1,679,535
Chaparral Energy, Inc.
09/01/21	8.250%	2,172,000	2,345,760
Chaparral Energy, Inc. (a)(b)
11/15/22	7.625%	1,575,000	1,693,125
Chesapeake Energy Corp. (b)
08/15/20	6.625%	6,714,000	6,932,205
02/15/21	6.125%	4,084,000	4,114,630
Cimarex Energy Co.
05/01/22	5.875%	4,336,000	4,574,480
Comstock Resources, Inc.
06/15/20	9.500%	3,895,000	4,187,125
Concho Resources, Inc.
01/15/22	6.500%	4,675,000	5,154,187
Concho Resources, Inc. (b)
01/15/21	7.000%	520,000	582,400
04/01/23	5.500%	440,000	459,800
Continental Resources, Inc.
10/01/19	8.250%	392,000	441,000
04/01/21	7.125%	2,787,000	3,142,342
Continental Resources, Inc. (a)
09/15/22	5.000%	4,694,000	4,905,230
Continental Resources, Inc. (b)
09/15/22	5.000%	7,478,000	7,795,815
EP Energy LLC/Everest Acquisition Finance, Inc. (a)
09/01/22	7.750%	563,000	574,260
EP Energy LLC/Finance, Inc. (a)(b)
Senior Secured
05/01/19	6.875%	3,680,000	3,937,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Senior Unsecured
05/01/20	9.375%	$3,499,000	$3,813,910
Kodiak Oil & Gas Corp. (a)
12/01/19	8.125%	12,052,000	12,775,120
Laredo Petroleum, Inc.
02/15/19	9.500%	6,127,000	6,938,827
Laredo Petroleum, Inc. (b)
05/01/22	7.375%	2,485,000	2,683,800
MEG Energy Corp. (a)
03/15/21	6.500%	3,390,000	3,627,300
01/30/23	6.375%	2,527,000	2,697,573
Newfield Exploration Co. Senior Unsecured (b)
07/01/24	5.625%	8,525,000	9,462,750
Oasis Petroleum, Inc.
02/01/19	7.250%	2,221,000	2,382,023
Oasis Petroleum, Inc. (b)
11/01/21	6.500%	5,236,000	5,523,980
01/15/23	6.875%	2,189,000	2,325,813
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	3,559,000	4,021,670
10/01/22	5.375%	3,394,000	3,508,547
05/01/23	5.250%	7,839,000	8,015,377
Range Resources Corp.
05/15/19	8.000%	593,000	658,230
08/01/20	6.750%	1,920,000	2,112,000
06/01/21	5.750%	994,000	1,068,550
08/15/22	5.000%	623,000	657,265
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	1,758,000	1,863,480
SM Energy Co. (a)
Senior Unsecured
01/01/23	6.500%	1,329,000	1,395,450
WPX Energy, Inc. Senior Unsecured (b)
01/15/22	6.000%	1,090,000	1,171,750
Whiting Petroleum Corp.
10/01/18	6.500%	211,000	226,298
Total			131,558,630
Lodging 0.2%
Choice Hotels International, Inc. (b)
07/01/22	5.750%	1,355,000	1,476,950
Media Cable 3.3%
CCO Holdings LLC/Capital Corp. (b)
04/30/20	8.125%	7,461,000	8,449,582
01/31/22	6.625%	2,081,000	2,273,492
09/30/22	5.250%	1,168,000	1,173,840
CSC Holdings LLC Senior Unsecured (a)(b)
11/15/21	6.750%	5,085,000	5,606,212

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	$2,394,000	$2,382,030
DISH DBS Corp. (a)(b)
07/15/22	5.875%	826,000	844,585
DISH DBS Corp. (b)
09/01/19	7.875%	1,347,000	1,565,888
06/01/21	6.750%	8,128,000	8,859,520
Videotron Ltd.
07/15/22	5.000%	581,000	607,145
Virgin Media Finance PLC
02/15/22	5.250%	301,000	316,050
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	75,000	77,063
Total			32,155,407
Media Non-Cable 5.3%
AMC Networks, Inc. (b)
07/15/21	7.750%	6,557,000	7,409,410
Clear Channel Worldwide Holdings Inc, Class B (b)
03/15/20	7.625%	7,109,000	6,931,275
Hughes Satellite Systems Corp. Senior Secured (b)
06/15/19	6.500%	2,859,000	3,059,130
Intelsat Jackson Holdings SA (b)
04/01/19	7.250%	3,565,000	3,850,200
04/01/21	7.500%	925,000	1,001,313
Lamar Media Corp. (b)
04/15/18	7.875%	249,000	275,145
02/01/22	5.875%	1,388,000	1,478,220
National CineMedia LLC Senior Secured (a)
04/15/22	6.000%	3,008,000	3,173,440
Nielsen Finance LLC/Co. Senior Notes (a)(c)
10/01/20	4.500%	5,508,000	5,466,690
Salem Communications Corp. Secured
12/15/16	9.625%	4,909,000	5,461,262
Starz LLC/Finance Corp. Senior Notes (a)
09/15/19	5.000%	1,693,000	1,731,092
Univision Communications, Inc. (a)
Senior Secured
09/15/22	6.750%	2,506,000	2,506,000
Univision Communications, Inc. (a)(b)
Senior Secured
11/01/20	7.875%	9,176,000	9,818,320
Total			52,161,497

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 4.2%
Alpha Natural Resources, Inc.
06/01/21	6.250%	$1,600,000	$1,328,000
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	2,320,000	1,960,400
Alpha Natural Resources, Inc. (c)
04/15/18	9.750%	3,719,000	3,680,285
Arch Coal, Inc. (b)
06/15/19	7.000%	1,167,000	980,280
CONSOL Energy, Inc. (b)
04/01/17	8.000%	1,382,000	1,444,190
Calcipar SA Senior Secured (a)
05/01/18	6.875%	5,048,000	5,010,140
Compass Minerals International, Inc.
06/01/19	8.000%	1,610,000	1,746,850
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/15	7.000%	1,447,000	1,465,088
11/01/19	8.250%	7,001,000	6,755,965
Inmet Mining Corp. (a)
06/01/20	8.750%	4,925,000	5,097,375
JMC Steel Group Senior Notes (a)(b)
03/15/18	8.250%	2,761,000	2,816,220
Peabody Energy Corp. (a)(b)
11/15/18	6.000%	3,610,000	3,610,000
11/15/21	6.250%	1,592,000	1,584,040
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	3,629,000	3,746,942
Total			41,225,775
Non-Captive Consumer 1.3%
SLM Corp.
Senior Unsecured
03/25/20	8.000%	4,782,000	5,523,210
01/25/22	7.250%	2,303,000	2,579,360
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	5,495,000	4,670,750
Total			12,773,320
Non-Captive Diversified 5.9%
AerCap Aviation Solutions BV (a)
05/30/17	6.375%	3,273,000	3,436,650
Ally Financial, Inc.
03/15/20	8.000%	16,401,000	19,189,170
Ally Financial, Inc. (b)
09/15/20	7.500%	3,588,000	4,117,230
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	4,090,000	4,652,375
Senior Unsecured
02/15/19	5.500%	9,815,000	10,698,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
CIT Group, Inc. (b)
Senior Unsecured
05/15/20	5.375%	$2,800,000	$3,031,000
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	1,705,000	2,011,900
01/15/22	8.625%	1,980,000	2,390,850
International Lease Finance Corp. (b)
Senior Unsecured
12/15/20	8.250%	6,887,000	8,195,530
Total			57,723,055
Oil Field Services 2.8%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	5,530,000	5,917,100
Bristow Group, Inc. (c)
10/15/22	6.250%	1,321,000	1,352,374
Hiland Partners LP/Finance Corp. (a)(b)
10/01/20	7.250%	4,987,000	5,186,480
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	8,988,000	9,931,740
Oil States International, Inc. (b)
06/01/19	6.500%	2,995,000	3,182,187
Seadrill Ltd. Senior Unsecured (a)
09/15/17	5.625%	1,727,000	1,739,953
Total			27,309,834
Other Industry 0.7%
Interline Brands, Inc.
11/15/18	7.500%	4,321,000	4,677,483
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (a)
08/01/20	8.875%	2,133,000	2,196,990
Total			6,874,473
Packaging 2.1%
Ardagh Packaging Finance PLC Senior Secured (a)
10/15/17	7.375%	1,666,000	1,786,785
Greif, Inc. Senior Unsecured
02/01/17	6.750%	3,338,000	3,688,490
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	701,000	745,689
Reynolds Group Issuer, Inc./LLC (a)(b)
Senior Secured
10/15/20	5.750%	5,398,000	5,398,000
Reynolds Group Issuer, Inc./LLC (b)
Senior Secured
08/15/19	7.875%	7,667,000	8,280,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Sealed Air C orp. (a)
09/15/21	8.375%	$856,000	$958,720
Total			20,858,044
Pharmaceuticals 2.2%
Catalent Pharma Solutions, Inc. (a)
10/15/18	7.875%	3,198,000	3,245,970
Elan Finance Plc./Corp. (a)(c)
10/15/19	6.250%	2,255,000	2,271,912
Grifols, Inc.
02/01/18	8.250%	3,349,000	3,700,645
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	1,237,000	1,388,533
Mylan, Inc. (a)(b)
11/15/18	6.000%	4,440,000	4,706,400
VPI Escrow Corp. Senior Notes (a)(c)
10/15/20	6.375%	3,794,000	3,869,880
Valeant Pharmaceuticals International Senior Notes (a)(c)
10/15/20	6.375%	759,000	774,180
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	1,524,000	1,626,870
Total			21,584,390
Retailers 1.3%
AutoNation, Inc.
02/01/20	5.500%	255,000	272,531
Limited Brands, Inc. (b)
02/15/22	5.625%	3,499,000	3,770,172
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	2,225,000	2,280,625
Rite Aid Corp. Senior Secured
08/15/20	8.000%	4,210,000	4,778,350
Sally Holdings LLC/Capital, Inc. (b)
11/15/19	6.875%	1,201,000	1,336,113
Total			12,437,791
Technology 4.9%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	1,612,000	1,753,050
Amkor Technology, Inc. (a)
10/01/22	6.375%	3,232,000	3,183,520
Amkor Technology, Inc. (b)
Senior Unsecured
06/01/21	6.625%	3,116,000	3,162,740
Anixter, Inc.
05/01/19	5.625%	932,000	987,920

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	$788,000	$851,040
CDW LLC/Finance Corp.
Senior Secured
12/15/18	8.000%	7,900,000	8,729,500
CDW LLC/Finance Corp. (b)
04/01/19	8.500%	939,000	1,021,162
Cardtronics, Inc. (b)
09/01/18	8.250%	3,000,000	3,345,000
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	1,525,000	1,708,000
First Data Corp. (a)
Secured
01/15/21	8.250%	979,000	976,552
Senior Secured
08/15/20	8.875%	205,000	223,450
11/01/20	6.750%	2,679,000	2,652,210
First Data Corp. (a)(b)
Senior Secured
06/15/19	7.375%	6,747,000	6,949,410
Freescale Semiconductor, Inc. Senior Secured (a)
04/15/18	9.250%	49,000	53,288
Interactive Data Corp.
08/01/18	10.250%	3,665,000	4,104,800
Lender Processing Services, Inc. (c)
04/15/23	5.750%	1,826,000	1,826,000
NCR Corp. Senior Notes (a)(b)
07/15/22	5.000%	1,289,000	1,301,890
Nuance Communications, Inc. (a)
08/15/20	5.375%	4,846,000	4,942,920
Total			47,772,452
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	2,115,000	2,416,388
Hertz Corp. (The) (b)
01/15/21	7.375%	864,000	928,800
Total			3,345,188
Wireless 4.5%
Cricket Communications, Inc. Senior Secured (b)
05/15/16	7.750%	4,290,000	4,525,950
MetroPCS Wireless, Inc. (b)
09/01/18	7.875%	2,110,000	2,289,350
11/15/20	6.625%	732,000	766,770
NII Capital Corp.
04/01/21	7.625%	1,155,000	918,225

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	$5,136,000	$5,392,800
Sprint Capital Corp.
11/15/28	6.875%	14,261,000	13,120,120
Sprint Nextel Corp. (a)(b)
11/15/18	9.000%	8,322,000	9,965,595
03/01/20	7.000%	1,763,000	1,974,560
Wind Acquisition Finance SA (a)
Secured
07/15/17	11.750%	400,000	377,000
Senior Secured
02/15/18	7.250%	4,591,000	4,338,495
Total			43,668,865
Wirelines 6.2%
CenturyLink, Inc. (b)
Senior Unsecured
06/15/21	6.450%	10,359,000	11,690,131
03/15/22	5.800%	10,210,000	11,109,971
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	4,083,000	4,726,073
Frontier Communications Corp. (b)
Senior Unsecured
10/01/18	8.125%	20,000	22,500
04/15/20	8.500%	1,692,000	1,911,960
04/15/22	8.750%	1,319,000	1,497,065
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	1,960,000	2,035,950
Level 3 Communications, Inc. Senior Unsecured (a)(b)
06/01/19	8.875%	606,000	636,300
Level 3 Financing, Inc.
07/01/19	8.125%	1,100,000	1,168,750
Level 3 Financing, Inc. (b)
04/01/19	9.375%	7,392,000	8,205,120
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	2,614,000	2,836,190
Qwest Corp. Senior Unsecured
12/01/21	6.750%	4,015,000	4,824,922
Windstream Corp. (b)
10/15/20	7.750%	2,730,000	2,927,925
06/01/22	7.500%	3,640,000	3,858,400
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	1,804,000	1,970,870

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
tw telecom Holdings, Inc. (a)(c)
10/01/22	5.375%	$1,136,000	$1,158,720
Total			60,580,847
Total Corporate Bonds & Notes (Cost: $867,134,505)			$923,440,904

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.2%
Automotive 0.2%
Schaeffler AG Tranche C2 Term Loan (d)(e)
01/27/17	6.000%	1,443,000	1,456,535
Construction Machinery 0.6%
CPM Holdings, Inc. (d)(e)
1st Lien Term Loan
08/29/17	6.250%	3,798,000	3,788,505
2nd Lien Term Loan
03/01/18	10.250%	2,437,000	2,449,185
Total			6,237,690
Consumer Cyclical Services 0.7%
New Breed Logistics, Inc. Tranche B Term Loan (c)(d)(e)
09/07/19	6.000%	3,543,000	3,529,713
West Corp. Tranche B6 Term Loan (d)(e)
06/30/18	5.750%	3,700,725	3,745,430
Total			7,275,143
Consumer Products 0.2%
Serta Simmons Holdings LLC Tranche B Term Loan (c)(d)(e)
09/29/19	5.000%	2,013,000	2,003,297
Food and Beverage 0.2%
Candy Intermediate Holdings, Inc. Term Loan (d)(e)
06/18/18	7.509%	1,669,815	1,684,426
Gaming 0.2%
ROC Finance LLC Tranche B Term Loan (d)(e)
08/19/17	8.500%	1,568,000	1,603,280

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care —%
ConvaTec, Inc. Tranche B Term Loan (c)(d)(e)
12/22/16	5.000%	$439,000	$439,479
Media Cable 0.3%
WideOpenWest Finance LLC Term Loan (d)(e)
07/17/18	6.250%	2,665,320	2,684,644
Media Non-Cable 0.5%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (d)(e)
09/16/19	7.500%	4,581,163	4,622,393
Property & Casualty 1.3%
Asurion LLC 1st Lien Term Loan (d)(e)
05/24/18	5.500%	5,907,000	5,940,257
Lonestar Intermediate Super Holdings LLC Term Loan (d)(e)
09/02/19	11.000%	6,314,000	6,703,384
Total			12,643,641
Total Senior Loans (Cost: $39,479,715)			$40,650,528

		Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.151% (f)(g)		20,542,769	$20,542,769
Total Money Market Funds (Cost: $20,542,769)			$20,542,769

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 19.4%
Asset-Backed Commercial Paper 4.1%
Atlantis One
10/11/12	0.541%	1,994,510	$1,994,510
10/17/12	0.541%	4,986,275	4,986,275
12/03/12	0.350%	4,993,972	4,993,972
Kells Funding LLC
10/17/12	0.451%	4,993,313	4,993,313
11/26/12	0.330%	2,997,525	2,997,525

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Salisbury Receivables Co. LLC
10/17/12	0.310%	$4,996,297	$4,996,297
Suncorp Metway Ltd.
10/09/12	0.450%	4,996,062	4,996,062
Surrey Funding Corp.
10/03/12	0.290%	9,995,006	9,995,006
Total			39,952,960
Certificates of Deposit 12.0%
Australia and New Zealand Bank Group Ltd.
10/12/12	0.240%	5,000,000	5,000,000
Barclays Bank PLC
10/26/12	0.310%	5,000,000	5,000,000
DZ Bank AG
11/23/12	0.360%	4,995,404	4,995,404
12/06/12	0.330%	5,000,000	5,000,000
Deutsche Bank AG
11/02/12	0.721%	2,000,000	2,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10/09/12	0.240%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/04/12	0.240%	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
10/25/12	0.340%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
10/04/12	0.240%	5,000,000	5,000,000
National Australia Bank
10/29/12	0.291%	6,999,843	6,999,843
National Bank of Canada
11/09/12	0.288%	5,000,000	5,000,000
Norinchukin Bank
11/09/12	0.507%	5,000,000	5,000,000
11/21/12	0.370%	5,000,000	5,000,000
Rabobank
10/26/12	0.515%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	10,000,000	10,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	4,984,039	4,984,039

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corp.
11/02/12	0.470%	$5,000,000	$5,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.471%	4,000,000	4,000,000
Union Bank of Switzerland
10/11/12	0.350%	10,000,000	10,000,000
United Overseas Bank Ltd.
10/10/12	0.240%	10,000,000	10,000,000
Total			117,979,286
Commercial Paper 2.2%
Caisse des Depots
10/16/12	0.400%	4,994,944	4,994,944
DnB NOR
10/10/12	0.511%	4,987,038	4,987,038
Foreningsparbanken (Swedbank)
11/05/12	0.340%	4,995,514	4,995,514
11/06/12	0.320%	2,997,467	2,997,467
PB Capital Corp.
10/19/12	0.671%	3,996,352	3,996,352
Total			21,971,315
Repurchase Agreements 1.1%
Barclays Capital, Inc. dated 9/28/12, matures 10/01/12, repurchase price $2,803,717 (h)
	0.200%	2,803,671	2,803,671
Natixis Financial Products, Inc. dated 9/28/12, matures 10/01/12, repurchase price $8,000,233 (h)
	0.350%	8,000,000	8,000,000
Royal Bank of Canada dated 09/28/12, matures 10/01/12, repurchase price $117,514 (h)
	0.200%	117,512	117,512
Total			10,921,183
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $190,824,744)			$190,824,744
Total Investments
(Cost: $1,117,981,733) (i)			$1,175,458,945(j)
Other Assets & Liabilities, Net			(193,962,621)
Net Assets			$981,496,324

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $316,665,692 or 32.26% of net assets.

(b)	At September 30, 2012, security was partially or fully on loan.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(e)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	43,686,063	416,089,836	(439,233,130)	20,542,769	58,557	20,542,769

(h)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Barclays Capital, Inc. (0.200%)

Security Description	Value ($)

United States Treasury Note/Bond	2,859,744
Total Market Value of Collateral Securities	2,859,744

Natixis Financial Products, Inc. (0.350%)

Security Description	Value ($)

Fannie Mae Pool	451,736
Fannie Mae REMICS	1,946,640
Fannie Mae-Aces	20,254
Freddie Mac Reference REMIC	31
Freddie Mac REMICS	2,130,647
Government National Mortgage Association	3,610,930
Total Market Value of Collateral Securities	8,160,238

Royal Bank of Canada (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	119,862
Total Market Value of Collateral Securities	119,862

(i)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $1,117,982,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$59,950,000
Unrealized Depreciation	(2,473,000)
Net Unrealized Appreciation	$57,477,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)              Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	923,440,904	—	923,440,904
Total Bonds	—	923,440,904	—	923,440,904

Other
Senior Loans	—	40,650,528	—	40,650,528
Money Market Funds	20,542,769	—	—	20,542,769
Investments of Cash Collateral Received for Securities on Loan	—	190,824,744	—	190,824,744
Total Other	20,542,769	231,475,272	—	252,018,041
Total	20,542,769	1,154,916,176	—	1,175,458,945

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds
& Notes ($)
Balance as of December 31, 2011	8,612,322
Accrued discounts/premiums	(1,107)
Realized gain (loss)	(184,816)
Change in unrealized appreciation (depreciation)(a)	(121,232)
Sales	(8,305,167)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2012	—

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Portfolio of Investments

Columbia Variable Portfolio – International Opportunity Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
AUSTRALIA 3.0%
Australia and New Zealand Banking Group Ltd.	223,670	$5,716,022
National Australia Bank Ltd.	135,817	3,570,876
Newcrest Mining Ltd.	77,227	2,321,529
Total		11,608,427
BELGIUM 2.0%
Anheuser-Busch InBev NV	91,126	7,748,602
BRAZIL 1.3%
Cia Hering	109,500	2,447,377
Itaú Unibanco Holding SA, ADR	165,510	2,528,993
Total		4,976,370
CANADA 2.5%
Canadian National Railway Co.	50,800	4,495,059
CGI Group, Inc., Class A (a)	199,800	5,365,395
Total		9,860,454
CHINA 2.5%
Baidu, Inc., ADR (a)	16,580	1,936,875
CNOOC Ltd.	1,170,000	2,375,498
Dongfeng Motor Group Co., Ltd., Class H	750,000	871,530
ENN Energy Holdings Ltd.	656,000	2,754,535
Ping An Insurance Group Co. of China Ltd., Class H	226,500	1,694,607
Total		9,633,045
DENMARK 1.8%
Novo Nordisk A/S, Class B	44,554	7,038,480
FINLAND 0.5%
KONE OYJ, Class B	29,507	2,041,882
FRANCE 6.8%
Air Liquide SA	30,573	3,789,311
AtoS	39,454	2,749,987
BNP Paribas SA	155,758	7,401,798
Edenred	56,553	1,589,004
LVMH Moet Hennessy Louis Vuitton SA	15,409	2,316,756
Publicis Groupe SA	79,642	4,457,078
Schneider Electric SA	41,010	2,427,093
Societe Generale SA (a)	64,195	1,823,112
Total		26,554,139

Issuer	Shares	Value

Common Stocks (continued)
GERMANY 12.2%
Allianz SE, Registered Shares	68,561	$8,157,577
BASF SE	64,615	5,451,148
Brenntag AG	37,276	4,770,991
Continental AG	38,433	3,763,390
E.ON AG	108,256	2,568,746
Fresenius Medical Care AG & Co. KGaA	94,265	6,911,975
Kabel Deutschland Holding AG (a)	66,371	4,734,450
Lanxess AG	50,995	4,228,722
Merck KGaA	21,141	2,608,055
SAP AG	58,224	4,123,371
Total		47,318,425
HONG KONG 2.8%
AIA Group Ltd.	1,409,000	5,220,953
Cheung Kong Holdings Ltd.	211,000	3,082,440
Sun Hung Kai Properties Ltd.	174,000	2,531,778
Total		10,835,171
INDONESIA 0.8%
PT Bank Mandiri Persero Tbk	3,910,972	3,337,272
ITALY 1.5%
Intesa Sanpaolo SpA	1,522,851	2,315,059
Saipem SpA	71,897	3,452,660
Total		5,767,719
JAPAN 19.0%
Aeon Co., Ltd.	96,500	1,089,676
Aisin Seiki Co., Ltd.	18,900	538,260
Asahi Glass Co., Ltd.	104,000	691,852
Asahi Group Holdings Ltd.	60,600	1,494,464
Asahi Kasei Corp.	102,000	525,773
Azbil Corp.	43,000	862,307
Bank of Yokohama Ltd. (The)	81,000	385,175
Canon, Inc.	53,450	1,715,622
Chiba Bank Ltd. (The)	145,000	842,918
Daikin Industries Ltd.	13,900	359,511
Dainippon Screen Manufacturing Co., Ltd.	95,000	465,300
Daiwa Securities Group, Inc.	99,000	376,031
East Japan Railway Co.	25,900	1,713,676
Electric Power Development Co., Ltd.	22,400	589,817
FANUC CORP.	8,100	1,303,763
Hankyu Hanshin Holdings, Inc.	149,000	804,681
Hitachi Ltd.	225,000	1,249,450
Honda Motor Co., Ltd.	75,000	2,317,901
Hoya Corp.	50,000	1,096,908

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
ITOCHU Techno-Solutions Corp.	25,700	$1,335,761
Japan Prime Realty Investment Corp.	141	425,086
Japan Real Estate Investment Corp.	66	664,184
Japan Retail Fund Investment Corp.	253	451,741
JSR Corp.	62,900	1,029,377
Kansai Electric Power Co., Inc. (The)	43,700	340,864
Kirin Holdings Co., Ltd.	110,000	1,470,861
Komatsu Ltd.	33,900	664,437
Konami Corp.	36,500	828,770
Kyocera Corp.	14,100	1,221,750
Lawson, Inc.	12,000	921,174
Makita Corp.	33,000	1,277,394
Mazda Motor Corp. (a)	237,000	276,620
Mitsubishi Corp.	32,600	590,479
Mitsubishi Electric Corp.	133,000	980,323
Mitsubishi Estate Co., Ltd.	77,000	1,472,249
Mitsubishi UFJ Financial Group, Inc.	662,100	3,098,333
Mitsui & Co., Ltd.	36,800	516,292
Mitsui Fudosan Co., Ltd.	82,000	1,638,577
Mizuho Financial Group, Inc.	928,100	1,506,341
Murata Manufacturing Co., Ltd.	7,000	372,656
Nidec Corp.	11,100	810,834
Nikon Corp.	26,600	731,427
Nintendo Co., Ltd.	7,100	901,863
Nippon Steel & Sumitomo Metal Corp.	270,480	553,872
Nippon Telegraph & Telephone Corp.	17,500	832,651
Nissan Motor Co., Ltd.	150,200	1,278,307
NKSJ Holdings, Inc.	36,700	715,722
Nomura Holdings, Inc.	111,300	397,464
NTT Data Corp.	402	1,262,159
NTT DoCoMo, Inc.	442	714,129
ORIX Corp.	5,860	586,936
Osaka Gas Co., Ltd.	220,000	967,960
OSG Corp.	26,200	363,806
Sanrio Co., Ltd.	21,400	765,406
Santen Pharmaceutical Co., Ltd.	33,000	1,513,706
Sekisui Chemical Co., Ltd.	84,000	676,552
Sekisui House Ltd.	131,000	1,300,491
Seven & I Holdings Co., Ltd.	52,800	1,617,967
Shin-Etsu Chemical Co., Ltd.	28,600	1,607,294
SoftBank Corp.	31,900	1,289,766
Sony Corp.	36,300	424,462
Sumitomo Bakelite Co., Ltd.	134,000	465,731
Sumitomo Corp.	89,700	1,206,700
Sumitomo Electric Industries Ltd.	63,100	667,324
Sumitomo Mitsui Financial Group, Inc.	69,400	2,162,378
Sumitomo Mitsui Trust Holdings, Inc.	127,000	377,044
Takeda Pharmaceutical Co., Ltd.	51,000	2,346,386

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
The Dai-ichi Life Insurance Co., Ltd.	353	$399,272
Tokio Marine Holdings, Inc.	33,800	860,095
Tokyo Gas Co., Ltd.	105,000	577,388
Toyota Motor Corp.	128,000	5,018,793
Ushio, Inc.	44,400	532,593
Yamato Kogyo Co., Ltd.	21,500	633,143
Total		74,065,975
MEXICO 0.4%
Genomma Lab Internacional SA de CV, Class B (a)	858,600	1,661,602
NETHERLANDS 4.1%
Aegon NV	738,993	3,841,305
ASML Holding NV	72,616	3,880,978
European Aeronautic Defence and Space Co. NV	97,961	3,104,948
ING Groep NV-CVA (a)	630,917	4,985,361
Total		15,812,592
NORWAY 0.8%
Subsea 7 SA	134,584	3,105,658
PORTUGAL 0.6%
Galp Energia SGPS SA	154,943	2,512,761
SINGAPORE 1.5%
Keppel Corp., Ltd.	246,000	2,274,464
Oversea-Chinese Banking Corp., Ltd.	449,085	3,405,936
Total		5,680,400
SOUTH KOREA 3.1%
Hyundai Mobis	14,465	4,021,344
Samsung Electronics Co., Ltd.	6,585	7,935,572
Total		11,956,916
SPAIN 1.4%
Amadeus IT Holding SA, Class A	124,825	2,908,167
Inditex SA	20,009	2,484,605
Total		5,392,772
SWITZERLAND 8.1%
Nestlé SA, Registered Shares	168,126	10,600,608
Novartis AG, Registered Shares	96,408	5,899,288
SGS SA, Registered Shares	1,301	2,672,549
Swatch Group AG (The), Registered Shares	69,797	4,849,797

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
Syngenta AG	10,069	$3,763,161
UBS AG, Registered Shares	312,951	3,809,983
Total		31,595,386
TAIWAN 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,621,149	4,987,098
THAILAND 0.6%
Siam Commercial Bank PCL NVDR	399,600	2,181,146
TURKEY 0.5%
Turkiye Garanti Bankasi AS	485,279	2,025,090
UNITED KINGDOM 18.3%
Aggreko PLC	68,779	2,568,917
BG Group PLC	390,112	7,874,407
Centrica PLC	675,467	3,575,458
Diageo PLC	258,077	7,249,237
GKN PLC	817,851	2,836,789
GlaxoSmithKline PLC	251,615	5,800,043
Johnson Matthey PLC (a)	65,382	2,547,617
Legal & General Group PLC	1,824,849	3,886,783

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Persimmon PLC	331,267	$4,057,442
Prudential PLC	389,199	5,037,253
Rio Tinto PLC	66,735	3,108,981
Shire PLC	91,536	2,681,315
Smith & Nephew PLC	246,339	2,718,881
Standard Chartered PLC	100,961	2,282,444
Tullow Oil PLC	170,398	3,769,672
Unilever PLC	219,067	7,966,433
Wolseley PLC	72,259	3,082,786
Total		71,044,458
Total Common Stocks (Cost: $339,097,221)		$378,741,840

Preferred Stocks 1.8%
GERMANY 1.8%
Henkel AG & Co. KGaA	37,654	$2,994,688
Volkswagen AG	21,657	3,950,514
Total		6,945,202
Total Preferred Stocks (Cost: $5,633,252)		$6,945,202
Total Investments
(Cost: $344,730,473) (b)		$385,687,042(c)(d)
Other Assets & Liabilities, Net		3,029,827
Net Assets		$388,716,869

Notes to Portfolio of Investments

(a)       Non-income producing.

(b)       At September 30, 2012, the cost of securities for federal income tax purposes was approximately $344,730,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$53,488,000
Unrealized Depreciation	(12,531,000)
Net Unrealized Appreciation	$40,957,000

(c)       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

(d)       As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	2,842,765	80,671,396	(83,514,161)	—	2,097	—

Abbreviation Legend

ADR    American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,447,377	47,721,400	—	50,168,777
Consumer Staples	—	40,159,022	—	40,159,022
Energy	—	23,090,657	—	23,090,657
Financials	2,528,993	92,666,341	—	95,195,334
Health Care	1,661,602	37,518,129	—	39,179,731
Industrials	4,495,058	37,016,298	—	41,511,356
Information Technology	7,302,271	37,897,719	—	45,199,990
Materials	—	30,025,659	—	30,025,659
Telecommunication Services	—	2,836,546	—	2,836,546
Utilities	—	11,374,768	—	11,374,768
Preferred Stocks
Consumer Discretionary	—	3,950,514	—	3,950,514
Consumer Staples	—	2,994,688	—	2,994,688
Total Equity Securities	18,435,301	367,251,741	—	385,687,042
Total	18,435,301	367,251,741	—	385,687,042

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. These models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
CONSUMER DISCRETIONARY 16.4%
Distributors 0.6%
LKQ Corp. (a)	87,580	$1,620,230
Hotels, Restaurants & Leisure 2.8%
Las Vegas Sands Corp.	80,944	3,753,373
Starbucks Corp.	50,253	2,550,340
Yum! Brands, Inc.	14,998	994,967
Total		7,298,680
Internet & Catalog Retail 3.1%
Amazon.com, Inc. (a)	23,783	6,048,492
Expedia, Inc.	38,883	2,248,993
Total		8,297,485
Media 4.2%
Comcast Corp., Class A	77,774	2,781,976
Discovery Communications, Inc., Class A (a)	36,662	2,186,155
DISH Network Corp., Class A	101,955	3,120,843
News Corp., Class A	121,330	2,976,225
Total		11,065,199
Multiline Retail 2.1%
Macy’s, Inc.	75,593	2,843,809
Target Corp.	41,790	2,652,411
Total		5,496,220
Specialty Retail 3.6%
Gap, Inc. (The)	76,870	2,750,409
Home Depot, Inc. (The)	84,357	5,092,632
Urban Outfitters, Inc. (a)	40,953	1,538,195
Total		9,381,236
TOTAL CONSUMER DISCRETIONARY		43,159,050
CONSUMER STAPLES 9.3%
Beverages 0.7%
Anheuser-Busch InBev NV, ADR	22,301	1,915,879
Food & Staples Retailing 4.2%
CVS Caremark Corp.	95,040	4,601,837
Wal-Mart Stores, Inc.	86,180	6,360,084
Total		10,961,921
Food Products 1.9%
Hershey Co. (The)	35,300	2,502,417
Mondelez International, Inc.	59,385	2,455,570
Total		4,957,987

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.0%
Estee Lauder Companies, Inc. (The), Class A	43,420	$2,673,369
Tobacco 1.5%
Philip Morris International, Inc.	43,958	3,953,582
TOTAL CONSUMER STAPLES		24,462,738
ENERGY 5.1%
Energy Equipment & Services 2.4%
Ensco PLC, Class A	34,220	1,867,043
National Oilwell Varco, Inc.	54,385	4,356,782
Total		6,223,825
Oil, Gas & Consumable Fuels 2.7%
Anadarko Petroleum Corp.	22,009	1,538,869
Chevron Corp.	12,255	1,428,443
Continental Resources, Inc. (a)	20,303	1,561,301
Kinder Morgan Management LLC (a)(b)	1,381	1
Pioneer Natural Resources Co.	25,615	2,674,206
Total		7,202,820
TOTAL ENERGY		13,426,645
FINANCIALS 3.8%
Capital Markets 0.6%
BlackRock, Inc.	8,776	1,564,761
Commercial Banks 2.0%
Fifth Third Bancorp	156,325	2,424,601
Wells Fargo & Co.	83,880	2,896,376
Total		5,320,977
Diversified Financial Services 0.7%
IntercontinentalExchange, Inc. (a)	12,780	1,704,980
Real Estate Investment Trusts (REITs) 0.5%
Simon Property Group, Inc.	9,270	1,407,279
TOTAL FINANCIALS		9,997,997
HEALTH CARE 15.6%
Biotechnology 5.4%
Amgen, Inc.	43,280	3,649,369
Biogen Idec, Inc. (a)	13,955	2,082,505

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Gilead Sciences, Inc. (a)	65,265	$4,329,027
Onyx Pharmaceuticals, Inc. (a)	24,592	2,078,024
Vertex Pharmaceuticals, Inc. (a)	38,043	2,128,506
Total		14,267,431
Health Care Equipment & Supplies 1.8%
Edwards Lifesciences Corp. (a)	28,128	3,020,103
Hologic, Inc. (a)	85,960	1,739,831
Total		4,759,934
Health Care Providers & Services 2.2%
Express Scripts Holding Co. (a)	91,000	5,702,970
Life Sciences Tools & Services 1.3%
Life Technologies Corp. (a)	1,671	81,678
Thermo Fisher Scientific, Inc.	57,530	3,384,490
Total		3,466,168
Pharmaceuticals 4.9%
Allergan, Inc.	43,042	3,941,787
Johnson & Johnson	67,721	4,666,654
Watson Pharmaceuticals, Inc. (a)	48,845	4,159,640
Total		12,768,081
TOTAL HEALTH CARE		40,964,584
INDUSTRIALS 8.6%
Aerospace & Defense 1.7%
Honeywell International, Inc.	74,710	4,463,923
Commercial Services & Supplies 1.5%
Tyco International Ltd.	68,736	3,867,087
Construction & Engineering 0.6%
KBR, Inc.	56,644	1,689,124
Electrical Equipment 0.9%
Rockwell Automation, Inc.	35,361	2,459,358
Industrial Conglomerates 1.5%
General Electric Co.	171,180	3,887,498
Machinery 0.9%
Pall Corp.	38,319	2,432,873

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 1.5%
JB Hunt Transport Services, Inc.	41,083	$2,137,959
Kansas City Southern	23,014	1,744,001
Total		3,881,960
TOTAL INDUSTRIALS		22,681,823
INFORMATION TECHNOLOGY 31.8%
Communications Equipment 4.1%
F5 Networks, Inc. (a)	25,781	2,699,271
QUALCOMM, Inc.	130,984	8,185,190
Total		10,884,461
Computers & Peripherals 11.2%
Apple, Inc.	29,990	20,011,127
EMC Corp. (a)	241,887	6,596,259
NCR Corp. (a)	119,401	2,783,237
Total		29,390,623
Internet Software & Services 7.5%
eBay, Inc. (a)	123,535	5,980,329
Google, Inc., Class A (a)	15,733	11,870,549
LinkedIn Corp., Class A (a)	15,950	1,920,380
Total		19,771,258
IT Services 5.1%
Accenture PLC, Class A	40,652	2,846,860
Alliance Data Systems Corp. (a)	21,013	2,982,795
Mastercard, Inc., Class A	9,752	4,402,833
Teradata Corp. (a)	42,917	3,236,371
Total		13,468,859
Semiconductors & Semiconductor Equipment 0.4%
Skyworks Solutions, Inc. (a)	46,830	1,103,549
Software 3.5%
Citrix Systems, Inc. (a)	53,605	4,104,535
Microsoft Corp.	123,700	3,683,786
Salesforce.com, Inc. (a)	8,830	1,348,252
Total		9,136,573
TOTAL INFORMATION TECHNOLOGY		83,755,323
MATERIALS 4.3%
Chemicals 4.3%
Agrium, Inc. (a)	23,660	2,447,864
LyondellBasell Industries NV, Class A	51,453	2,658,062
Monsanto Co.	39,260	3,573,445

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
PPG Industries, Inc.	22,974	$2,638,334
Total		11,317,705
TOTAL MATERIALS		11,317,705
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	83,740	3,816,032
TOTAL TELECOMMUNICATION SERVICES		3,816,032
Total Common Stocks (Cost: $204,708,582)		$253,581,897

Issuer	Shares	Value

Convertible Preferred Stocks 1.2%
INDUSTRIALS 1.2%
Aerospace & Defense 1.2%
United Technologies Corp., 7.500%	53,770	$3,016,497
TOTAL INDUSTRIALS		3,016,497
Total Convertible Preferred Stocks (Cost: $2,818,497)		$3,016,497

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	6,964,061	$6,964,061
Total Money Market Funds (Cost: $6,964,061)		$6,964,061
Total Investments
(Cost: $214,491,140)		$263,562,455(e)
Other Assets & Liabilities, Net		(192,278)
Net Assets		$263,370,177

Notes to Portfolio of Investments

(a)             Non-income producing.

(b)             Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $1, representing less than 0.01% of net assets.  Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12-19-03 - 01-18-05	—

(c)             The rate shown is the seven-day current annualized yield at September 30, 2012.

(d)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	3,085,176	69,034,978	(65,156,093)	6,964,061	7,485	6,964,061

(e)             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	43,159,050	—	—	43,159,050
Consumer Staples	24,462,738	—	—	24,462,738
Energy	13,426,644	1	—	13,426,645
Financials	9,997,997	—	—	9,997,997
Health Care	40,964,584	—	—	40,964,584
Industrials	22,681,823	—	—	22,681,823
Information Technology	83,755,323	—	—	83,755,323
Materials	11,317,705	—	—	11,317,705
Telecommunication Services	3,816,032	—	—	3,816,032
Convertible Preferred Stocks
Industrials	3,016,497	—	—	3,016,497
Total Equity Securities	256,598,393	1	—	256,598,394

Other
Money Market Funds	6,964,061	—	—	6,964,061
Total Other	6,964,061	—	—	6,964,061
Total	263,562,454	1	—	263,562,455

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Core Quantitative Fund (formerly known as Columbia Variable Portfolio – Dynamic Equity Fund)

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 10.5%
Diversified Consumer Services 0.5%
Apollo Group, Inc., Class A (a)	221,727	$6,441,169
Media 5.4%
Comcast Corp., Class A	591,900	21,172,263
DIRECTV (a)	484,200	25,401,132
Discovery Communications, Inc., Class A (a)	63,000	3,756,690
DISH Network Corp., Class A	438,145	13,411,619
McGraw-Hill Companies, Inc. (The)	94,800	5,175,132
Total		68,916,836
Multiline Retail 0.4%
Macy’s, Inc.	131,600	4,950,792
Specialty Retail 4.2%
GameStop Corp., Class A	50,400	1,058,400
Home Depot, Inc. (The)	173,300	10,462,121
Ross Stores, Inc.	317,000	20,478,200
TJX Companies, Inc.	497,834	22,297,985
Total		54,296,706
TOTAL CONSUMER DISCRETIONARY		134,605,503
CONSUMER STAPLES 10.6%
Beverages 0.3%
Coca-Cola Enterprises, Inc.	104,500	3,267,715
Food & Staples Retailing 4.9%
CVS Caremark Corp.	90,600	4,386,852
Kroger Co. (The)	651,400	15,333,956
Safeway, Inc.	488,100	7,853,529
Wal-Mart Stores, Inc.	465,510	34,354,638
Total		61,928,975
Food Products 1.6%
Campbell Soup Co.	458,600	15,968,452
Hershey Co. (The)	57,400	4,069,086
Tyson Foods, Inc., Class A	55,200	884,304
Total		20,921,842
Household Products 0.2%
Kimberly-Clark Corp.	30,000	2,573,400
Tobacco 3.6%
Lorillard, Inc.	107,571	12,526,643

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	378,284	$34,022,863
Total		46,549,506
TOTAL CONSUMER STAPLES		135,241,438
ENERGY 11.0%
Energy Equipment & Services 1.2%
National Oilwell Varco, Inc.	197,872	15,851,526
Oil, Gas & Consumable Fuels 9.8%
Apache Corp.	107,639	9,307,544
Chevron Corp.	314,214	36,624,784
ConocoPhillips	456,542	26,105,072
Exxon Mobil Corp.	257,216	23,522,403
Marathon Oil Corp.	301,184	8,906,011
Tesoro Corp.	222,900	9,339,510
Valero Energy Corp.	346,222	10,968,313
Total		124,773,637
TOTAL ENERGY		140,625,163
FINANCIALS 14.2%
Capital Markets 1.2%
BlackRock, Inc.	67,000	11,946,100
State Street Corp.	72,300	3,033,708
Total		14,979,808
Commercial Banks 1.4%
Fifth Third Bancorp	349,300	5,417,643
Wells Fargo & Co.	386,300	13,338,939
Total		18,756,582
Consumer Finance 2.2%
Discover Financial Services	630,304	25,041,978
SLM Corp.	189,300	2,975,796
Total		28,017,774
Diversified Financial Services 3.5%
Citigroup, Inc.	113,006	3,697,556
JPMorgan Chase & Co.	901,000	36,472,480
Moody’s Corp.	96,400	4,257,988
Total		44,428,024
Insurance 3.9%
Aflac, Inc.	251,900	12,060,972
Aon PLC	8,100	423,549
Lincoln National Corp.	74,200	1,794,898
MetLife, Inc.	727,200	25,059,312

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Prudential Financial, Inc.	191,000	$10,411,410
Total		49,750,141
Real Estate Investment Trusts (REITs) 2.0%
Simon Property Group, Inc.	168,322	25,552,963
TOTAL FINANCIALS		181,485,292
HEALTH CARE 12.1%
Biotechnology 1.8%
Amgen, Inc.	280,300	23,634,896
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. (a)	422,800	2,426,872
Health Care Providers & Services 1.7%
Humana, Inc.	248,670	17,444,200
UnitedHealth Group, Inc.	69,500	3,850,995
Total		21,295,195
Pharmaceuticals 8.4%
Abbott Laboratories	143,300	9,824,648
Eli Lilly & Co.	584,112	27,692,750
Merck & Co., Inc.	723,200	32,616,320
Pfizer, Inc.	1,521,200	37,801,820
Total		107,935,538
TOTAL HEALTH CARE		155,292,501
INDUSTRIALS 10.4%
Aerospace & Defense 4.3%
Lockheed Martin Corp.	199,252	18,606,152
Northrop Grumman Corp.	249,200	16,554,356
Raytheon Co.	350,878	20,056,186
Total		55,216,694
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	79,500	5,689,815
Commercial Services & Supplies 1.4%
Pitney Bowes, Inc.	371,039	5,127,759
RR Donnelley & Sons Co.	373,974	3,964,124
Tyco International Ltd.	149,700	8,422,122
Total		17,514,005

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 0.2%
General Electric Co.	90,300	$2,050,713
Machinery 2.7%
Illinois Tool Works, Inc.	236,669	14,074,706
Parker Hannifin Corp.	240,800	20,126,064
Total		34,200,770
Professional Services 1.4%
Dun & Bradstreet Corp. (The)	224,600	17,882,652
TOTAL INDUSTRIALS		132,554,649
INFORMATION TECHNOLOGY 20.1%
Communications Equipment 2.3%
Cisco Systems, Inc.	1,505,900	28,747,631
Computers & Peripherals 6.4%
Apple, Inc. (b)	122,974	82,055,631
Internet Software & Services 1.3%
Google, Inc., Class A (a)	21,500	16,221,750
IT Services 3.1%
International Business Machines Corp.	20,109	4,171,612
Mastercard, Inc., Class A	57,300	25,869,804
Visa, Inc., Class A	70,600	9,480,168
Total		39,521,584
Semiconductors & Semiconductor Equipment 1.3%
Advanced Micro Devices, Inc. (a)	172,900	582,673
Applied Materials, Inc.	329,200	3,675,518
KLA-Tencor Corp.	26,900	1,283,265
NVIDIA Corp. (a)	847,500	11,305,650
Total		16,847,106
Software 5.7%
Microsoft Corp.	1,390,669	41,414,123
Oracle Corp.	374,100	11,780,409
VMware, Inc., Class A (a)	209,600	20,276,704
Total		73,471,236
TOTAL INFORMATION TECHNOLOGY		256,864,938

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.2%
Chemicals 3.0%
CF Industries Holdings, Inc.	110,100	$24,468,624
Eastman Chemical Co.	74,500	4,247,245
PPG Industries, Inc.	81,100	9,313,524
Total		38,029,393
Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.	74,572	2,951,560
TOTAL MATERIALS		40,980,953
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.6%
AT&T, Inc.	302,921	11,420,122
Verizon Communications, Inc.	749,610	34,159,727
Total		45,579,849
TOTAL TELECOMMUNICATION SERVICES		45,579,849
UTILITIES 3.6%
Electric Utilities 0.7%
Entergy Corp.	130,500	9,043,650

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 1.5%
AES Corp. (The) (a)	1,786,300	$19,595,711
Multi-Utilities 1.4%
Public Service Enterprise Group, Inc.	557,800	17,950,004
TOTAL UTILITIES		46,589,365
Total Common Stocks (Cost: $1,073,001,477)		$1,269,819,651

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	10,164,695	$10,164,695
Total Money Market Funds (Cost: $10,164,695)		$10,164,695
Total Investments
(Cost: $1,083,166,172)		$1,279,984,346(e)
Other Assets & Liabilities, Net		(1,881,688)
Net Assets		$1,278,102,658

Investments in Derivatives Futures Contracts Outstanding at September 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	31	11,115,050	December 2012	—	(159,217)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

At September 30, 2012, investments in securities included securities valued at $1,134,079 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	12,589,870	105,477,343	(107,902,518)	10,164,695	14,757	10,164,695

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	134,605,503	—	—	134,605,503
Consumer Staples	135,241,438	—	—	135,241,438
Energy	140,625,163	—	—	140,625,163
Financials	181,485,292	—	—	181,485,292
Health Care	155,292,501	—	—	155,292,501
Industrials	132,554,649	—	—	132,554,649
Information Technology	256,864,938	—	—	256,864,938
Materials	40,980,953	—	—	40,980,953
Telecommunication Services	45,579,849	—	—	45,579,849
Utilities	46,589,365	—	—	46,589,365
Total Equity Securities	1,269,819,651	—	—	1,269,819,651

Other
Money Market Funds	10,164,695	—	—	10,164,695
Total Other	10,164,695	—	—	10,164,695
Investments in Securities	1,279,984,346	—	—	1,279,984,346
Derivatives
Liabilities
Futures Contracts	(159,217)	—	—	(159,217)
Total	1,279,825,129	—	—	1,279,825,129

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 89.7%
Aerospace & Defense 2.9%
L-3 Communications Corp.
11/15/16	3.950%	$31,560,000	$34,289,971
10/15/19	5.200%	4,287,000	4,826,862
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	17,232,000	19,502,092
Northrop Grumman Corp. Senior Unsecured
08/01/19	5.050%	14,669,000	17,236,427
Total			75,855,352
Banking 1.3%
Bank of America Corp. Senior Unsecured (a)
03/17/16	3.625%	3,615,000	3,812,401
Citigroup, Inc. Senior Unsecured (a)
01/10/17	4.450%	5,497,000	6,037,784
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	4,255,000	4,590,073
Goldman Sachs Group, Inc. (The) Senior Unsecured (a)
02/07/16	3.625%	5,685,000	5,997,049
Morgan Stanley Senior Unsecured (a)
03/22/17	4.750%	12,120,000	12,994,591
Total			33,431,898
Chemicals 1.0%
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	11,944,000	12,690,500
Nova Chemicals Corp.
Senior Unsecured
11/01/16	8.375%	818,000	903,890
11/01/19	8.625%	10,235,000	11,616,725
Total			25,211,115
Construction Machinery 1.7%
Case New Holland, Inc.
09/01/13	7.750%	14,635,000	15,311,869
Manitowoc Co., Inc. (The) (a)
11/01/13	7.125%	14,940,000	14,977,350
UR Merger Sub Corp. Secured (a)(b)
07/15/18	5.750%	14,530,000	15,292,825
Total			45,582,044

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 1.4%
Clorox Co. (The) Senior Unsecured (a)
10/15/17	5.950%	$22,735,000	$27,301,689
Jarden Corp.
05/01/16	8.000%	10,285,000	10,979,237
Total			38,280,926
Electric 13.4%
Appalachian Power Co. Senior Unsecured (a)
05/24/15	3.400%	35,905,000	37,992,573
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	8,370,000	9,846,116
CMS Energy Corp. (a)
Senior Unsecured
09/30/15	4.250%	1,505,000	1,595,300
12/15/15	6.875%	17,334,000	19,675,494
Cleveland Electric Illuminating Co. (The) Senior Unsecured (a)
12/15/13	5.650%	20,842,000	21,907,318
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	21,084,000	24,926,496
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	12,015,000	14,614,217
06/15/18	6.400%	16,958,000	21,152,849
Duke Energy Corp.
Senior Unsecured
06/15/18	6.250%	17,684,000	21,861,403
Duke Energy Corp. (a)
Senior Unsecured
09/15/19	5.050%	11,002,000	12,867,928
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	12,765,000	15,359,652
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	1,200,000	1,462,847
Indiana Michigan Power Co. Senior Unsecured
12/01/15	5.650%	4,543,000	5,114,137
Metropolitan Edison Co.
Senior Unsecured
03/15/13	4.950%	2,331,000	2,374,611
04/01/14	4.875%	3,390,000	3,571,286
NextEra Energy Capital Holdings
06/01/15	1.200%	10,645,000	10,712,553
Ohio Edison Co. Senior Unsecured (a)
05/01/15	5.450%	21,297,000	23,383,084

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC Senior Secured
09/30/17	5.000%	$25,905,000	$29,418,495
Progress Energy, Inc. Senior Unsecured (a)
01/15/16	5.625%	11,855,000	13,513,171
Sierra Pacific Power Co.
05/15/16	6.000%	7,485,000	8,740,594
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	48,775,000	51,523,243
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	3,560,000	4,170,843
Total			355,784,210
Entertainment 0.6%
Historic TW, Inc.
06/15/18	6.875%	12,435,000	15,760,057
Environmental 1.9%
Waste Management, Inc.
03/15/18	6.100%	39,996,000	48,051,994
06/30/20	4.750%	2,850,000	3,269,104
Total			51,321,098
Food and Beverage 5.8%
ConAgra Foods, Inc. (a)
Senior Unsecured
06/15/17	5.819%	17,700,000	20,793,765
03/15/18	2.100%	26,735,000	27,132,737
Constellation Brands, Inc.
12/15/14	8.375%	3,782,000	4,254,750
Constellation Brands, Inc. (a)
05/15/17	7.250%	3,565,000	4,162,138
Kraft Foods Group, Inc. (b)
06/05/17	2.250%	2,860,000	2,944,381
08/23/18	6.125%	46,987,000	58,099,468
SABMiller Holdings, Inc. (a)(b)
01/15/17	2.450%	20,205,000	21,133,642
SABMiller PLC Senior Unsecured (b)
07/15/18	6.500%	13,180,000	16,520,668
Total			155,041,549
Gas Pipelines 15.6%
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	24,055,000	29,131,014
Colorado Interstate Gas Co. LLC Senior Unsecured (a)
11/15/15	6.800%	45,843,000	53,201,031

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Enterprise Products Operating LLC
01/31/19	6.500%	$6,595,000	$8,178,407
01/31/20	5.250%	2,325,000	2,723,800
09/01/20	5.200%	6,350,000	7,480,306
Gulfstream Natural Gas System LLC (b)
Senior Unsecured
11/01/15	5.560%	6,460,000	7,233,889
06/01/16	6.950%	23,075,000	27,076,436
Kinder Morgan Energy Partners LP Senior Unsecured (a)
02/15/18	5.950%	48,478,000	58,361,161
Midcontinent Express Pipeline LLC Senior Unsecured (a)(b)
09/15/14	5.450%	39,550,000	41,226,169
NiSource Finance Corp. (a)
09/15/17	5.250%	26,626,000	30,822,319
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	9,034,000	10,703,628
04/15/17	5.950%	16,875,000	19,758,872
Panhandle Eastern Pipeline Co. LP
Senior Unsecured
08/15/13	6.050%	8,000,000	8,338,296
Panhandle Eastern Pipeline Co. LP (a)
Senior Unsecured
11/01/17	6.200%	20,137,000	24,080,570
Plains All American Pipeline LP/Finance Corp.
01/15/20	5.750%	4,985,000	6,032,732
Plains All American Pipeline LP/Finance Corp. (a)
09/15/15	3.950%	19,082,000	20,732,860
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	1,174,000	1,281,127
Rockies Express Pipeline LLC Senior Unsecured (a)(b)
04/15/15	3.900%	26,995,000	26,590,075
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	10,783,000	12,651,963
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	16,837,000	19,563,382
Total			415,168,037
Health Care 3.1%
AmerisourceBergen Corp. (a)
09/15/15	5.875%	10,632,000	12,148,952
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	2,910,000	3,310,986
Express Scripts Holding Co.
05/15/16	3.125%	10,900,000	11,623,597
Hospira, Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
05/15/15	6.400%	$28,322,000	$31,648,548
03/30/17	6.050%	13,409,000	15,504,719
Medco Health Solutions, Inc. Senior Unsecured (a)
09/15/15	2.750%	6,960,000	7,274,901
Total			81,511,703
Healthcare Insurance 1.4%
WellPoint, Inc.
Senior Unsecured
06/15/17	5.875%	23,415,000	27,856,568
WellPoint, Inc. (a)
Senior Unsecured
01/15/16	5.250%	8,120,000	9,105,135
Total			36,961,703
Independent Energy 5.2%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	33,498,000	38,814,065
Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	3,320,000	3,714,250
Chesapeake Energy Corp. (a)
02/15/15	9.500%	10,855,000	11,954,069
Continental Resources, Inc.
10/01/19	8.250%	9,216,000	10,368,000
Denbury Resources, Inc. (a)
03/01/16	9.750%	1,055,000	1,134,125
EnCana Corp. Senior Unsecured
12/01/17	5.900%	12,472,000	14,823,970
Encore Acquisition Co. (a)
05/01/16	9.500%	9,130,000	9,906,050
Forest Oil Corp. (a)
02/15/14	8.500%	15,896,000	17,207,420
Woodside Finance Ltd. (a)(b)
11/10/14	4.500%	28,340,000	30,049,250
Total			137,971,199
Integrated Energy 0.1%
Petro-Canada Senior Unsecured
05/15/18	6.050%	2,355,000	2,881,423
Life Insurance 4.3%
Hartford Financial Services Group, Inc. Senior Unsecured (a)
10/15/17	4.000%	38,197,000	41,055,511

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
MetLife, Inc. Senior Unsecured
12/15/17	1.756%	$10,655,000	$10,738,375
Prudential Covered Trust 2012-1 (a)(b)
09/30/15	2.997%	30,813,000	32,012,334
Prudential Financial, Inc. Senior Unsecured
12/01/17	6.000%	25,107,000	29,720,713
Total			113,526,933
Media Cable 3.8%
Comcast Corp. (a)
02/15/18	5.875%	22,031,000	26,802,408
DIRECTV Holdings LLC/Financing Co., Inc. (a)
03/15/17	2.400%	51,585,000	52,965,105
DISH DBS Corp.
02/01/16	7.125%	1,541,000	1,702,805
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	4,215,000	4,417,977
Time Warner Cable, Inc. (a)
07/01/18	6.750%	12,726,000	16,004,638
Total			101,892,933
Media Non-Cable 5.1%
BSKYB Finance UK PLC (b)
10/15/15	5.625%	30,965,000	35,175,466
British Sky Broadcasting Group PLC (b)
02/15/18	6.100%	19,669,000	23,573,237
NBCUniversal Media LLC Senior Unsecured
04/30/20	5.150%	26,113,000	30,946,099
TCM Sub LLC (b)
01/15/15	3.550%	43,720,000	46,174,373
Total			135,869,175
Metals 2.5%
ArcelorMittal Senior Unsecured (a)
02/25/17	4.750%	33,050,000	32,300,173
FMG Resources August 2006 Proprietary Ltd. (a)(b)
11/01/15	7.000%	4,570,000	4,627,125
Teck Resources Ltd.
02/01/18	2.500%	19,190,000	19,273,707
Vale Overseas Ltd.
01/23/17	6.250%	8,885,000	10,275,183
Total			66,476,188

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified 1.7%
General Electric Capital Corp. Senior Unsecured (a)
04/27/17	2.300%	$42,495,000	$43,682,310
Oil Field Services 0.8%
Noble Holding International Ltd.
03/15/17	2.500%	11,397,000	11,755,424
Weatherford International Ltd.
02/15/16	5.500%	8,985,000	9,849,258
Total			21,604,682
Packaging 0.6%
Ball Corp. (a)
09/01/16	7.125%	11,000,000	11,907,500
Greif, Inc. Senior Unsecured
02/01/17	6.750%	3,466,000	3,829,930
Total			15,737,430
Pharmaceuticals 0.3%
Watson Pharmaceuticals, Inc. Senior Unsecured (c)
10/01/17	1.875%	8,530,000	8,624,930
Property & Casualty 1.7%
CNA Financial Corp. Senior Unsecured
08/15/16	6.500%	20,301,000	23,387,158
Liberty Mutual Group, Inc. Senior Unsecured (b)
08/15/16	6.700%	18,915,000	21,553,586
Total			44,940,744
Railroads 4.0%
Burlington Northern Santa Fe LLC
Senior Unsecured
05/01/17	5.650%	9,553,000	11,421,166
03/15/18	5.750%	5,680,000	6,931,389
10/01/19	4.700%	3,805,000	4,395,349
CSX Corp.
Senior Unsecured
10/30/20	3.700%	3,720,000	4,019,925
CSX Corp. (a)
Senior Unsecured
05/01/17	5.600%	4,490,000	5,281,412
03/15/18	6.250%	38,086,000	46,708,632
Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	2,983,000	3,640,910

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	$10,090,000	$12,141,549
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	9,788,000	11,921,099
Total			106,461,431
Refining 1.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	16,720,000	17,729,136
Valero Energy Corp. (a)
02/01/15	4.500%	9,455,000	10,189,861
Total			27,918,997
Restaurants 1.0%
Yum! Brands, Inc. Senior Unsecured (a)
03/15/18	6.250%	21,809,000	26,444,089
Supermarkets 1.5%
Safeway, Inc. Senior Unsecured (a)
12/01/16	3.400%	38,820,000	40,642,948
Technology 2.1%
Anixter, Inc.
03/01/15	5.950%	9,750,000	10,347,188
Hewlett-Packard Co. Senior Unsecured (a)
09/15/17	2.600%	46,110,000	46,254,693
Total			56,601,881
Transportation Services 1.8%
ERAC U.S.A. Finance LLC (a)(b)
10/15/17	6.375%	40,674,000	48,933,883
Wirelines 2.0%
CenturyLink, Inc. Senior Unsecured (a)
03/15/22	5.800%	17,515,000	19,058,877
Frontier Communications Corp. Senior Unsecured
01/15/13	6.250%	9,353,000	9,469,913
PAETEC Holding Corp. Senior Secured (a)
06/30/17	8.875%	14,272,000	15,485,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Verizon Communications, Inc. Senior Unsecured
04/15/18	6.100%	$7,405,000	$9,255,413
Total			53,269,323
Total Corporate Bonds & Notes (Cost: $2,303,390,052)			$2,383,390,191

U.S. Treasury Obligations 8.2%
U.S. Treasury (a)
10/31/13	2.750%	213,435,000	219,296,139
Total U.S. Treasury Obligations (Cost: $219,258,653)			$219,296,139

		Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund,
0.151% (d)(e)		46,779,379	$46,779,379
Total Money Market Funds (Cost: $46,779,379)			$46,779,379

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.7%
Asset-Backed Commercial Paper 1.4%
Aspen Funding Corp.
11/09/12	0.440%	4,994,378	4,994,378
Atlantis One
10/11/12	0.541%	4,986,275	4,986,275
Cancara Asset Securitisation LLC
10/04/12	0.200%	4,999,167	4,999,167
Kells Funding LLC
10/12/12	0.612%	4,984,581	4,984,581
11/26/12	0.330%	2,997,525	2,997,525
Salisbury Receivables Co. LLC
10/17/12	0.310%	4,996,297	4,996,297
11/15/12	0.310%	4,996,254	4,996,254
Working Capital Management Co. LP
10/15/12	0.230%	4,999,137	4,999,137
Total			37,953,614
Certificates of Deposit 5.1%
ABM AMRO Bank NV
11/08/12	0.490%	4,993,747	4,993,747
Barclays Bank PLC
10/26/12	0.310%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Credit Suisse
11/08/12	0.387%	$5,000,000	$5,000,000
DZ Bank AG
10/29/12	0.380%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/09/12	0.250%	5,000,000	5,000,000
10/22/12	0.240%	5,000,000	5,000,000
Landesbank Hessen Thuringen
12/06/12	0.480%	7,000,000	7,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/04/12	0.240%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
10/12/12	0.530%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
11/14/12	0.340%	4,995,655	4,995,655
N.V. Bank Nederlandse Gemeenten
10/04/12	0.240%	10,000,000	10,000,000
National Australia Bank
10/29/12	0.291%	3,999,911	3,999,911
National Bank of Canada
11/09/12	0.288%	7,000,000	7,000,000
Norinchukin Bank
11/01/12	0.400%	5,000,000	5,000,000
11/09/12	0.507%	5,000,000	5,000,000
Pohjola Bank PLC
10/09/12	0.290%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	10,000,000	10,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	4,984,039	4,984,039
Sumitomo Mitsui Banking Corp.
10/24/12	0.330%	10,000,000	10,000,000
12/03/12	0.320%	2,000,000	2,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.470%	5,000,000	5,000,000
United Overseas Bank Ltd.
10/10/12	0.240%	5,000,000	5,000,000
Total			134,973,352
Commercial Paper 1.2%
Caisse des Depots
11/28/12	0.300%	4,996,250	4,996,250
HSBC, Inc.
11/20/12	0.300%	4,996,250	4,996,250
Macquarie Bank Ltd.
10/19/12	0.960%	3,000,000	3,000,000
10/30/12	0.611%	4,992,206	4,992,206

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Rabobank
03/07/13	0.431%	$4,989,608	$4,989,608
UBS Finance, Inc.
10/22/12	0.330%	9,991,750	9,991,750
Total			32,966,064
Other Short-Term Obligations 0.2%
General Electric Capital Corp.
11/01/12	0.290%	5,003,631	5,003,631
Repurchase Agreements 0.8%
Natixis Financial Products, Inc. dated 09/17/2012, matures 10/17/2012 repurchase price $5,000,607 (f)
	0.230%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
RBS Securities, Inc. dated 09/28/2012, matures 10/01/2012 repurchase price $10,000,225 (f)
	0.270%	$10,000,000	$10,000,000
Societe Generale dated 09/28/2012, matures 10/01/2012 repurchase price $4,714,176 (f)
	0.200%	4,714,097	4,714,097
Total			19,714,097
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $230,610,758)			$230,610,758
Total Investments
(Cost: $2,800,038,842) (g)			$2,880,076,467(h)
Other Assets & Liabilities, Net			(223,339,353)
Net Assets			$2,656,737,114

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2012

At September 30, 2012, $4,689,575 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contacts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	(791)	(174,440,219)	January 2013	—	(100,053)
U.S. Treasury Note, 5-year	(5,247)	(653,948,354)	January 2013	—	(3,004,590)
U.S. Treasury Note, 10-year	(1,442)	(192,484,476)	December 2012	—	(980,829)
Total		(1,020,873,049)		—	(4,085,472)

Notes to Portfolio of Investments

(a)	At September 30, 2012, security was partially or fully on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $470,868,770 or 17.72% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	46,675,192	1,312,571,763	(1,312,467,576)	46,779,379	228,493	46,779,379

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.230%)

Security Description	Value ($)

Fannie Mae Pool	406,245
Fannie Mae REMICS	2,864,745
Freddie Mac Gold Pool	508,738
Freddie Mac Non Gold Pool	31,265
Freddie Mac REMICS	1,254,608
Government National Mortgage Association	34,855
Total Market Value of Collateral Securities	5,100,456

RBS Securities, Inc. (0.270%)

Security Description	Value ($)

United States Treasury Note/Bond	10,200,077
Total Market Value of Collateral Securities	10,200,077

Societe Generale (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	859,192
United States Treasury Note/Bond	2,903,183
United States Treasury Strip Coupon	250,992
United States Treasury Strip Principal	795,013
Total Market Value of Collateral Securities	4,808,380

(g)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $2,800,039,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$81,085,000
Unrealized Depreciation	(1,048,000)
Net Unrealized Appreciation	$80,037,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	2,383,390,191	—	2,383,390,191
U.S. Treasury Obligations	219,296,139	—	—	219,296,139
Total Bonds	219,296,139	2,383,390,191	—	2,602,686,330

Other
Money Market Funds	46,779,379	—	—	46,779,379
Investments of Cash Collateral Received for Securities on Loan	—	230,610,758	—	230,610,758
Total Other	46,779,379	230,610,758	—	277,390,137

Investments in Securities	266,075,518	2,614,000,949	—	2,880,076,467
Derivatives
Liabilities
Futures Contracts	(4,085,472)	—	—	(4,085,472)
Total	261,990,046	2,614,000,949	—	2,875,990,995

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 30.8%
DIVIDEND INCOME 1.6%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	1,411,225	$20,053,502
INTERNATIONAL 9.3%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Class 1 (a)	508,525	7,592,278
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	817,141	9,478,835
Variable Portfolio – DFA International Value Fund, Class 1 (a)	3,713,651	34,091,317
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	2,643,737	29,979,973
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	807,982	9,429,155
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	2,158,694	22,601,531
Total		113,173,089
U.S. LARGE CAP 13.9%
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	1,491,369	18,284,181
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	1,813,466	20,274,546
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	1,361,735	17,825,109
Variable Portfolio – Davis New York Venture Fund, Class 1 (a)(b)	1,720,330	18,441,941
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	2,328,118	28,915,226
Variable Portfolio – Marsico Growth Fund, Class 1 (a)(b)	1,317,246	17,716,955
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	2,189,469	29,382,679
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	1,359,218	17,887,314
Total		168,727,951
U.S. MID CAP 2.9%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	1,307,917	14,844,856
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	1,486,034	20,002,027
Total		34,846,883

	Shares	Value

Equity Funds (continued)
U.S. SMALL CAP 3.1%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	904,184	$12,107,024
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	1,615,497	25,896,414
Total		38,003,438
Total Equity Funds (Cost: $358,104,574)		$374,804,863

Fixed-Income Funds 30.8%
FLOATING RATE 1.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	1,822,996	18,157,041
GLOBAL BOND 3.1%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	3,125,482	37,974,607
HIGH YIELD 2.6%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	3,070,167	31,223,594
INFLATION PROTECTED SECURITIES 3.7%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Class 1 (a)	4,810,692	45,220,504
INVESTMENT GRADE 18.4%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	2,607,414	29,072,671
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	4,111,381	43,580,643
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	4,483,874	50,578,094
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	4,430,523	49,090,195
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	2,188,428	23,000,375
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	2,782,231	28,740,448
Total		224,062,426
MULTISECTOR 1.5%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	1,991,945	18,365,730
Total Fixed-Income Funds (Cost: $374,240,789)		$375,003,902

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 14.4%
Federal Home Loan Mortgage Corp. (c)(d)
10/01/42	3.000%	$10,000,000	$10,542,188
10/01/42	3.500%	21,390,000	22,934,091
Federal National Mortgage Association (c)(d)
10/01/27	2.500%	28,100,000	29,531,344
10/01/27- 10/01/42	3.000%	43,885,000	46,424,037
10/01/27- 10/01/42	3.500%	29,015,000	31,061,086
10/01/42	4.000%	14,960,000	16,117,063
10/01/42	5.000%	6,250,000	6,817,383
10/01/42	5.500%	10,505,000	11,516,106
Total Residential Mortgage-Backed Securities - Agency (Cost: $173,175,374)			$174,943,298

	Shares	Value

Exchange-Traded Funds 9.3%
SPDR S&P 500 ETF Trust	360,200	$51,843,586
iShares MSCI EAFE Index Fund	609,425	32,299,525
iShares Russell 2000 Index Fund	245,215	20,465,644
iShares S&P 500 Index Fund	63,000	9,097,200
Total Exchange-Traded Funds (Cost: $110,207,303)		$113,705,955

	Shares	Value

Money Market Funds 25.9%
Columbia Short-Term Cash Fund, 0.151% (a)(e)	315,320,975	$315,320,975
Total Money Market Funds (Cost: $315,320,975)		$315,320,975

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 2.1%
S&P 500 Index
	33	1,150	Dec. 2013	165,495
	15	1,125	Dec. 2013	68,250
	2,009	1,100	Dec. 2014	17,357,760
	100	1,000	Dec. 2013	633,000
	300	1,000	Dec. 2013	829,500
	1,000	1,000	Dec. 2014	6,330,000
Total Options Purchased Puts (Cost: $31,847,153)				$25,384,005
Total Investments
(Cost: $1,362,896,168) (f)				$1,379,162,998(g)
Other Assets and Liabilities				(162,211,439)
Net Assets				$1,216,951,559

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2012

At September 30, 2012, $11,315,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini Index	306	25,532,640	December 2012	—	(332,890)
S&P 500 Index	480	172,104,000	December 2012	—	(570,330)
S&P 500 Index Emini	18	1,290,780	December 2012	1,396	—
U.S. Treasury Note, 2-year	188	41,459,875	January 2013	12,257	—
U.S. Treasury Note, 5-year	243	30,285,773	January 2013	99,116	—
U.S. Treasury Note, 10-year	345	46,052,111	December 2012	316,501	—
U.S. Ultra T Bond	157	25,939,344	December 2012	215,951	—
Total				645,221	(903,220)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,000,000	369,583,074	(64,262,099)	—	315,320,975	—	93,253	315,320,975
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	—	29,543,383	(368,392)	1,266	29,176,257	153,577	459,254	29,072,671
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	—	19,528,122	(248,664)	(15,552)	19,263,906	—	—	20,053,502
Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Class 1	—	7,311,960	(92,098)	(11,243)	7,208,619	55,886	23,436	7,592,278
Columbia Variable Portfolio – Global Bond Fund, Class 1	—	37,810,669	(478,909)	(4,367)	37,327,393	36,894	164,058	37,974,607
Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Class 1	—	46,405,676	(580,217)	12,574	45,838,033	119,633	720,425	45,220,504
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	—	31,201,637	(230,244)	(2,729)	30,968,664	158,815	566,378	31,223,594
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	—	43,796,926	(552,587)	(1,762)	43,242,577	—	401,100	43,580,643
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	—	14,465,275	(184,195)	(13,724)	14,267,356	—	—	14,844,856
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	—	17,371,962	(221,035)	(25,654)	17,125,273	—	13,631	18,284,181
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	—	19,528,122	(248,664)	(26,569)	19,252,889	—	—	20,274,546
Columbia Variable Portfolio – Strategic Income Fund, Class 1	—	18,445,790	(230,244)	(2,023)	18,213,523	—	364,196	18,365,730
Variable Portfolio – American Century Diversified Bond Fund, Class 1	—	51,108,370	(644,685)	4,237	50,467,922	49,094	430,811	50,578,094
Variable Portfolio – American Century Growth Fund, Class 1	—	17,358,331	(221,035)	(15,600)	17,121,696	—	—	17,825,109
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	—	9,152,500	(115,122)	(10,500)	9,026,878	50,949	60,754	9,478,835
Variable Portfolio – Davis New York Venture Fund, Class 1	—	18,081,594	(230,245)	(14,733)	17,836,616	—	—	18,441,941

Variable Portfolio – DFA International Value Fund, Class 1	—	32,879,863	(414,440)	(48,308)	32,417,115	—	332,993	34,091,317
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	—	18,404,189	(230,244)	(1,899)	18,172,046	12,893	309,702	18,157,041
Variable Portfolio – Invesco International Growth Fund, Class 1	—	29,292,979	(368,391)	(35,263)	28,889,325	98,294	264,134	29,979,973
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	—	49,605,410	(626,265)	4,651	48,983,796	36,631	386,843	49,090,195
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	—	19,528,122	(248,664)	(14,983)	19,264,475	—	—	20,002,027
Variable Portfolio – Marsico Growth Fund, Class 1	—	17,358,331	(221,035)	(17,884)	17,119,412	—	—	17,716,955
Variable Portfolio – MFS Value Fund, Class 1	—	27,845,655	(354,577)	(24,451)	27,466,627	—	—	28,915,226
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	—	9,309,571	(115,122)	(10,363)	9,184,086	101,261	167,513	9,429,155
Variable Portfolio – NFJ Dividend Value Fund, Class 1	—	27,845,655	(354,577)	(22,600)	27,468,478	—	—	29,382,679
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	—	17,358,331	(221,035)	(20,552)	17,116,744	—	—	17,887,314
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	—	11,572,220	(147,356)	(14,757)	11,410,107	—	—	12,107,024
Variable Portfolio – Partners Small Cap Value Fund, Class 1	—	25,314,232	(322,342)	(19,586)	24,972,304	—	—	25,896,414
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1	—	23,408,783	(294,713)	(5)	23,114,065	6,062	258,280	23,000,375
Variable Portfolio – Pyramis® International Equity Fund, Class 1	—	21,997,748	(276,294)	(28,786)	21,692,668	96,356	203,479	22,601,531
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	—	29,104,610	(368,391)	294	28,736,513	16,367	157,692	28,740,448
Total	10,000,000	1,111,519,090	(73,471,881)	(380,871)	1,047,666,338	992,712	5,377,932	1,065,129,740

(b)	Non-income producing.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(f)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $1,362,896,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$23,742,000
Unrealized Depreciation	(7,475,000)
Net Unrealized Appreciation	$16,267,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Mutual Funds
Investments in Affiliated Funds	749,808,765	—	—	749,808,765
Money Market Funds	315,320,975	—	—	315,320,975
Total Mutual Funds	1,065,129,740	—	—	1,065,129,740

Equity Securities
Exchange-Traded Funds	113,705,955	—	—	113,705,955
Total Equity Securities	113,705,955	—	—	113,705,955

Bonds
Residential Mortgage-Backed Securities - Agency	—	174,943,298	—	174,943,298
Total Bonds	—	174,943,298	—	174,943,298

Other
Options Purchased Puts	25,384,005	—	—	25,384,005
Total Other	25,384,005	—	—	25,384,005

Investments in Securities	1,204,219,700	174,943,298	—	1,379,162,998
Derivatives
Assets
Futures Contracts	645,221	—	—	645,221
Liabilities
Futures Contracts	(903,220)	—	—	(903,220)
Total	1,203,961,701	174,943,298	—	1,378,904,999

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 24.6%
Auto Components 0.7%
BorgWarner, Inc. (a)	54,860	$3,791,375
Distributors 0.4%
LKQ Corp. (a)	96,400	1,783,400
Hotels, Restaurants & Leisure 2.4%
Chipotle Mexican Grill, Inc. (a)(b)	17,242	5,475,024
Panera Bread Co., Class A (a)	20,510	3,504,954
Wynn Resorts Ltd.	29,227	3,373,965
Total		12,353,943
Household Durables 1.2%
Garmin Ltd.	75,375	3,146,153
Toll Brothers, Inc. (a)	82,992	2,757,824
Total		5,903,977
Internet & Catalog Retail 1.1%
TripAdvisor, Inc. (a)	171,358	5,642,819
Leisure Equipment & Products 0.6%
Polaris Industries, Inc.	34,419	2,783,465
Media 2.8%
CBS Corp., Class B Non Voting	70,247	2,552,074
Discovery Communications, Inc., Class A (a)	84,602	5,044,817
DISH Network Corp., Class A	124,337	3,805,956
Sirius XM Radio, Inc. (a)	1,020,584	2,653,518
Total		14,056,365
Multiline Retail 3.7%
Dollar Tree, Inc. (a)	154,260	7,446,901
Family Dollar Stores, Inc.	86,620	5,742,906
Macy’s, Inc.	69,351	2,608,985
Nordstrom, Inc.	55,184	3,045,053
Total		18,843,845
Specialty Retail 9.3%
AutoZone, Inc. (a)	9,380	3,467,505
Bed Bath & Beyond, Inc. (a)	98,864	6,228,432
Dick’s Sporting Goods, Inc.	76,439	3,963,362
Foot Locker, Inc.	84,980	3,016,790
GameStop Corp., Class A	99,756	2,094,876
Gap, Inc. (The)	70,500	2,522,490
GNC Holdings, Inc., Class A	95,237	3,711,386
Limited Brands, Inc.	95,690	4,713,689
O’Reilly Automotive, Inc. (a)	49,082	4,104,237

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Ross Stores, Inc.	72,103	$4,657,854
TJX Companies, Inc.	64,795	2,902,168
Ulta Salon Cosmetics & Fragrance, Inc.	57,369	5,524,921
Total		46,907,710
Textiles, Apparel & Luxury Goods 2.4%
Deckers Outdoor Corp. (a)	59,260	2,171,286
lululemon athletica, Inc. (a)	50,995	3,770,570
Under Armour, Inc., Class A (a)	43,705	2,440,050
VF Corp.	24,440	3,894,759
Total		12,276,665
TOTAL CONSUMER DISCRETIONARY		124,343,564
CONSUMER STAPLES 6.3%
Beverages 0.9%
Beam, Inc.	60,336	3,471,733
Monster Beverage Corp. (a)	20,780	1,125,445
Total		4,597,178
Food & Staples Retailing 1.5%
Kroger Co. (The)	115,720	2,724,049
Whole Foods Market, Inc.	51,484	5,014,541
Total		7,738,590
Food Products 2.1%
Hershey Co. (The)	53,180	3,769,930
HJ Heinz Co.	45,490	2,545,166
Mead Johnson Nutrition Co.	58,192	4,264,310
Total		10,579,406
Personal Products 1.4%
Estee Lauder Companies, Inc. (The), Class A	45,728	2,815,473
Herbalife Ltd.	90,503	4,289,842
Total		7,105,315
Tobacco 0.4%
Lorillard, Inc.	18,680	2,175,286
TOTAL CONSUMER STAPLES		32,195,775
ENERGY 5.7%
Energy Equipment & Services 2.4%
Cameron International Corp. (a)	76,247	4,275,169
Oceaneering International, Inc.	46,235	2,554,484
Oil States International, Inc. (a)	31,830	2,529,212

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Superior Energy Services, Inc. (a)	121,362	$2,490,348
Total		11,849,213
Oil, Gas & Consumable Fuels 3.3%
Cabot Oil & Gas Corp.	89,269	4,008,178
Concho Resources, Inc. (a)	48,589	4,603,808
CONSOL Energy, Inc.	40,124	1,205,726
Continental Resources, Inc. (a)	33,247	2,556,694
Denbury Resources, Inc. (a)	150,201	2,427,248
HollyFrontier Corp.	49,616	2,047,653
Total		16,849,307
TOTAL ENERGY		28,698,520
FINANCIALS 8.3%
Capital Markets 0.7%
Affiliated Managers Group, Inc. (a)	32,116	3,950,268
Commercial Banks 1.8%
BankUnited, Inc.	100,380	2,470,352
First Republic Bank	90,824	3,129,795
Signature Bank (a)	51,739	3,470,652
Total		9,070,799
Diversified Financial Services 1.2%
Moody’s Corp.	136,670	6,036,714
Insurance 0.6%
Marsh & McLennan Companies, Inc.	91,260	3,096,452
Real Estate Investment Trusts (REITs) 4.0%
Digital Realty Trust, Inc.	85,399	5,965,120
Home Properties, Inc.	59,682	3,656,716
Plum Creek Timber Co., Inc.	112,712	4,941,294
Rayonier, Inc.	114,613	5,617,183
Total		20,180,313
TOTAL FINANCIALS		42,334,546
HEALTH CARE 14.7%
Biotechnology 4.6%
Alexion Pharmaceuticals, Inc. (a)	74,926	8,571,534
Medivation, Inc. (a)	23,280	1,312,061
Onyx Pharmaceuticals, Inc. (a)	70,406	5,949,307
Regeneron Pharmaceuticals, Inc. (a)	22,959	3,504,921
Vertex Pharmaceuticals, Inc. (a)	72,244	4,042,052
Total		23,379,875

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 2.2%
CR Bard, Inc.	39,791	$4,164,128
Edwards Lifesciences Corp. (a)	61,844	6,640,190
Total		10,804,318
Health Care Providers & Services 4.0%
AmerisourceBergen Corp.	134,740	5,215,785
Brookdale Senior Living, Inc. (a)	120,053	2,787,631
Catamaran Corp. (a)	39,267	3,846,988
Express Scripts Holding Co. (a)	63,616	3,986,815
HMS Holdings Corp. (a)	70,348	2,351,734
Laboratory Corp. of America Holdings (a)	23,620	2,184,141
Total		20,373,094
Health Care Technology 0.6%
Cerner Corp. (a)	38,628	2,990,193
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	63,708	2,449,573
Illumina, Inc. (a)	76,386	3,681,805
Total		6,131,378
Pharmaceuticals 2.1%
Elan Corp. PLC, ADR (a)	240,300	2,576,016
Endo Health Solutions, Inc. (a)	81,594	2,588,162
Watson Pharmaceuticals, Inc. (a)	65,830	5,606,083
Total		10,770,261
TOTAL HEALTH CARE		74,449,119
INDUSTRIALS 13.0%
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	41,631	2,437,495
Airlines 1.1%
United Continental Holdings, Inc. (a)	277,291	5,407,174
Commercial Services & Supplies 1.8%
Clean Harbors, Inc. (a)	63,590	3,106,372
Stericycle, Inc. (a)	63,829	5,777,801
Total		8,884,173
Construction & Engineering 0.6%
KBR, Inc.	106,278	3,169,210
Electrical Equipment 2.6%
AMETEK, Inc.	158,871	5,631,977

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Regal-Beloit Corp.	39,472	$2,781,987
Rockwell Automation, Inc.	67,321	4,682,175
Total		13,096,139
Machinery 0.5%
Cummins, Inc.	30,285	2,792,580
Professional Services 2.0%
IHS, Inc., Class A (a)	33,512	3,262,393
Verisk Analytics, Inc., Class A (a)	144,246	6,867,552
Total		10,129,945
Road & Rail 1.9%
CSX Corp.	139,309	2,890,662
JB Hunt Transport Services, Inc.	69,521	3,617,873
Kansas City Southern	42,379	3,211,480
Total		9,720,015
Trading Companies & Distributors 2.0%
Fastenal Co.	60,560	2,603,474
United Rentals, Inc. (a)	102,335	3,347,378
WW Grainger, Inc.	19,699	4,104,681
Total		10,055,533
TOTAL INDUSTRIALS		65,692,264
INFORMATION TECHNOLOGY 15.4%
Internet Software & Services 2.5%
Equinix, Inc. (a)	15,493	3,192,333
IAC/InterActiveCorp.	76,412	3,978,009
LinkedIn Corp., Class A (a)	28,730	3,459,092
Rackspace Hosting, Inc. (a)	27,940	1,846,554
Total		12,475,988
IT Services 3.3%
Alliance Data Systems Corp. (a)(b)	44,497	6,316,349
Teradata Corp. (a)	111,297	8,392,907
VeriFone Systems, Inc. (a)	65,208	1,816,043
Total		16,525,299
Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	83,795	2,847,773
KLA-Tencor Corp.	60,788	2,899,891
Microchip Technology, Inc.	87,535	2,865,896
Skyworks Solutions, Inc. (a)	98,529	2,321,836
Total		10,935,396
Software 7.5%
ANSYS, Inc. (a)	35,920	2,636,528

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Autodesk, Inc. (a)	107,420	$3,584,605
Citrix Systems, Inc. (a)	96,724	7,406,157
Fortinet, Inc. (a)	197,159	4,759,418
Informatica Corp. (a)	102,085	3,553,579
Intuit, Inc.	43,151	2,540,731
MICROS Systems, Inc. (a)	49,759	2,444,162
Red Hat, Inc. (a)	93,256	5,309,997
Salesforce.com, Inc. (a)	16,561	2,528,699
TIBCO Software, Inc. (a)	112,681	3,406,347
Total		38,170,223
TOTAL INFORMATION TECHNOLOGY		78,106,906
MATERIALS 6.8%
Chemicals 3.7%
Albemarle Corp.	44,384	2,338,149
Celanese Corp., Class A	47,010	1,782,149
CF Industries Holdings, Inc.	28,852	6,412,068
Eastman Chemical Co.	39,250	2,237,643
Sherwin-Williams Co. (The)	41,229	6,139,410
Total		18,909,419
Containers & Packaging 1.1%
Crown Holdings, Inc. (a)	73,400	2,697,450
Rock-Tenn Co., Class A	40,693	2,937,221
Total		5,634,671
Metals & Mining 1.4%
Cliffs Natural Resources, Inc.	107,921	4,222,949
Royal Gold, Inc.	25,570	2,553,420
Total		6,776,369
Paper & Forest Products 0.6%
International Paper Co.	81,107	2,945,806
TOTAL MATERIALS		34,266,265
TELECOMMUNICATION SERVICES 2.0%
Wireless Telecommunication Services 2.0%
Crown Castle International Corp. (a)	108,847	6,977,093
SBA Communications Corp., Class A (a)	50,680	3,187,772
Total		10,164,865
TOTAL TELECOMMUNICATION SERVICES		10,164,865

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.8%
Electric Utilities 0.8%
ITC Holdings Corp.	52,825	$3,992,514
TOTAL UTILITIES		3,992,514
Total Common Stocks (Cost: $455,079,264)		$494,244,338

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	13,559,983	$13,559,983
Total Money Market Funds (Cost: $13,559,983)		$13,559,983

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.6%
Repurchase Agreements 0.6%
Barclays Capital, Inc.
dated 09/28/12, matures 10/01/12,
repurchase price $1,916,472 (e)
	0.200%	$1,916,441	$1,916,441
Pershing LLC
dated 09/28/12, matures 10/01/12,
repurchase price $1,000,021 (e)
	0.250%	1,000,000	1,000,000
Total			2,916,441
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,916,441)			$2,916,441
Total Investments
(Cost: $471,555,688)			$510,720,762(f)
Other Assets & Liabilities, Net			(4,667,398)
Net Assets			$506,053,364

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	7,590,613	321,954,974	(315,985,604)	13,559,983	15,270	13,559,983

(e)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Barclays Capital, Inc. (0.200%)

Security Description	Value ($)

United States Treasury Note/Bond	1,954,770
Total Market Value of Collateral Securities	1,954,770

Pershing LLC (0.250%)

Security Description	Value ($)

Fannie Mae Pool	130,763
Fannie Mae REMICS	202,657
Federal Home Loan Banks	37,612
Freddie Mac Gold Pool	94,202
Freddie Mac Non Gold Pool	42,185
Freddie Mac REMICS	69,061
Ginnie Mae I Pool	79,849
Ginnie Mae II Pool	130,549
Government National Mortgage Association	233,122
Total Market Value of Collateral Securities	1,020,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	124,343,564	—	—	124,343,564
Consumer Staples	32,195,775	—	—	32,195,775
Energy	28,698,520	—	—	28,698,520
Financials	42,334,546	—	—	42,334,546
Health Care	74,449,119	—	—	74,449,119
Industrials	65,692,264	—	—	65,692,264
Information Technology	78,106,906	—	—	78,106,906
Materials	34,266,265	—	—	34,266,265
Telecommunication Services	10,164,865	—	—	10,164,865
Utilities	3,992,514	—	—	3,992,514
Total Equity Securities	494,244,338	—	—	494,244,338
Other
Money Market Funds	13,559,983	—	—	13,559,983
Investments of Cash Collateral Received for Securities on Loan	—	2,916,441	—	2,916,441
Total Other	13,559,983	2,916,441	—	16,476,424
Total	507,804,321	2,916,441	—	510,720,762

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 12.6%
Auto Components 1.9%
TRW Automotive Holdings Corp. (a)	236,430	$10,334,355
Visteon Corp. (a)	179,595	7,984,794
Total		18,319,149
Automobiles 0.5%
Ford Motor Co.	495,610	4,886,715
Diversified Consumer Services 0.5%
Apollo Group, Inc., Class A (a)	52,799	1,533,811
Capella Education Co. (a)	53,209	1,865,507
ITT Educational Services, Inc. (a)	32,169	1,036,807
Total		4,436,125
Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	50,495	2,815,096
Penn National Gaming, Inc. (a)	122,158	5,265,010
Royal Caribbean Cruises Ltd.	185,712	5,610,359
Total		13,690,465
Household Durables 0.6%
Newell Rubbermaid, Inc.	277,372	5,295,031
Internet & Catalog Retail 0.9%
Liberty Interactive Corp., Class A (a)	419,647	7,763,470
Liberty Ventures, Inc., Class A (a)	20,982	1,041,546
Total		8,805,016
Leisure Equipment & Products 0.5%
Hasbro, Inc.	133,416	5,092,489
Media 4.3%
DISH Network Corp., Class A	217,953	6,671,541
Interpublic Group of Companies, Inc. (The)	267,185	2,971,097
Liberty Media Corp. (a)	59,998	6,249,992
National CineMedia, Inc.	383,884	6,284,181
Regal Entertainment Group, Class A	242,967	3,418,546
Time Warner, Inc.	111,600	5,058,828
Virgin Media, Inc.	331,030	9,745,523
Total		40,399,708
Multiline Retail 2.0%
Kohl’s Corp.	96,706	4,953,281
Macy’s, Inc.	366,070	13,771,554
Total		18,724,835
TOTAL CONSUMER DISCRETIONARY		119,649,533

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 3.8%
Food Products 2.2%
Hershey Co. (The)	50,972	$3,613,405
Hillshire Brands Co.	98,637	2,641,499
Post Holdings, Inc. (a)	106,590	3,204,096
Ralcorp Holdings, Inc. (a)	133,491	9,744,843
Smithfield Foods, Inc. (a)	33,794	664,052
Tyson Foods, Inc., Class A	47,107	754,654
Total		20,622,549
Tobacco 1.6%
Lorillard, Inc.	127,807	14,883,125
TOTAL CONSUMER STAPLES		35,505,674
ENERGY 8.4%
Energy Equipment & Services 2.7%
C&J Energy Services, Inc. (a)	185,762	3,696,664
Ensco PLC, Class A	107,840	5,883,751
McDermott International, Inc. (a)	215,347	2,631,540
Noble Corp.	363,194	12,995,081
Total		25,207,036
Oil, Gas & Consumable Fuels 5.7%
Enbridge, Inc.	549,583	21,450,225
Kinder Morgan, Inc.	116,885	4,151,755
Pioneer Natural Resources Co.	70,221	7,331,072
QEP Resources, Inc.	211,569	6,698,275
Valero Energy Corp.	116,258	3,683,053
Whiting Petroleum Corp. (a)	232,329	11,007,748
Total		54,322,128
TOTAL ENERGY		79,529,164
FINANCIALS 21.4%
Capital Markets 1.8%
Invesco Ltd.	692,334	17,301,427
Commercial Banks 8.9%
CIT Group, Inc. (a)	834,848	32,884,663
Comerica, Inc.	379,730	11,790,616
Fifth Third Bancorp	835,763	12,962,684
Huntington Bancshares, Inc.	1,576,702	10,879,244
M&T Bank Corp.	77,302	7,356,058
SunTrust Banks, Inc.	135,070	3,818,429
TCF Financial Corp.	382,701	4,569,450
Total		84,261,144

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.3%
Pico Holdings, Inc. (a)	109,707	$2,503,514
Insurance 7.8%
Axis Capital Holdings Ltd.	197,704	6,903,824
Everest Re Group Ltd.	122,560	13,109,018
Hartford Financial Services Group, Inc.	138,849	2,699,225
Lincoln National Corp.	535,560	12,955,196
PartnerRe Ltd.	73,291	5,444,055
Reinsurance Group of America, Inc.	66,486	3,847,545
Validus Holdings Ltd.	215,487	7,307,164
WR Berkley Corp.	58,652	2,198,863
XL Group PLC	810,655	19,480,040
Total		73,944,930
Real Estate Investment Trusts (REITs) 2.6%
Boston Properties, Inc.	25,947	2,869,997
Digital Realty Trust, Inc.	30,682	2,143,138
Douglas Emmett, Inc.	133,055	3,069,579
Equity Lifestyle Properties, Inc.	39,774	2,709,405
Hospitality Properties Trust	111,441	2,650,067
Rayonier, Inc.	174,498	8,552,147
Taubman Centers, Inc.	40,266	3,089,610
Total		25,083,943
TOTAL FINANCIALS		203,094,958
HEALTH CARE 10.3%
Health Care Equipment & Supplies 2.7%
Boston Scientific Corp. (a)	422,338	2,424,220
Teleflex, Inc.	178,981	12,321,052
Zimmer Holdings, Inc.	160,101	10,826,030
Total		25,571,302
Health Care Providers & Services 2.3%
CIGNA Corp.	294,119	13,873,593
Humana, Inc.	116,117	8,145,608
Total		22,019,201
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	241,818	9,297,902
Pharmaceuticals 4.3%
Mylan, Inc. (a)	724,075	17,667,430
Watson Pharmaceuticals, Inc. (a)	273,086	23,256,003
Total		40,923,433
TOTAL HEALTH CARE		97,811,838

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 14.4%
Aerospace & Defense 1.1%
Embraer SA, ADR	189,992	$5,057,587
Engility Holdings, Inc. (a)	5,765	106,364
L-3 Communications Holdings, Inc.	34,595	2,480,807
Raytheon Co.	55,454	3,169,751
Total		10,814,509
Airlines 1.1%
Delta Air Lines, Inc. (a)	336,065	3,078,355
U.S. Airways Group, Inc. (a)	233,684	2,444,335
United Continental Holdings, Inc. (a)	261,887	5,106,796
Total		10,629,486
Building Products 1.2%
AO Smith Corp.	207,464	11,937,479
Construction & Engineering 1.9%
Chicago Bridge & Iron Co. NV	224,469	8,550,024
Jacobs Engineering Group, Inc. (a)	102,380	4,139,224
KBR, Inc.	167,126	4,983,697
Total		17,672,945
Electrical Equipment 3.9%
Cooper Industries PLC	408,297	30,646,773
Rockwell Automation, Inc.	86,449	6,012,528
Total		36,659,301
Machinery 1.8%
AGCO Corp. (a)	128,543	6,103,222
Parker Hannifin Corp.	126,978	10,612,821
Total		16,716,043
Road & Rail 3.4%
Con-way, Inc.	98,969	2,708,782
JB Hunt Transport Services, Inc.	173,639	9,036,174
Kansas City Southern	213,203	16,156,523
Werner Enterprises, Inc.	202,366	4,324,561
Total		32,226,040
TOTAL INDUSTRIALS		136,655,803
INFORMATION TECHNOLOGY 7.8%
Communications Equipment 0.5%
Juniper Networks, Inc. (a)	265,018	4,534,458
Computers & Peripherals 1.1%
Diebold, Inc.	44,910	1,513,916
NCR Corp. (a)	379,932	8,856,215
Total		10,370,131

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp., Class A	198,012	$11,658,947
Avnet, Inc. (a)	332,499	9,672,396
Total		21,331,343
IT Services 1.0%
Amdocs Ltd.	290,653	9,588,642
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	97,307	3,813,461
LSI Corp. (a)	1,476,779	10,204,543
Microchip Technology, Inc.	288,055	9,430,921
ON Semiconductor Corp. (a)	801,322	4,944,157
Total		28,393,082
TOTAL INFORMATION TECHNOLOGY		74,217,656
MATERIALS 7.7%
Chemicals 5.7%
Agrium, Inc.	46,156	4,775,300
Eastman Chemical Co.	482,760	27,522,147
PPG Industries, Inc.	186,013	21,361,733
Total		53,659,180
Containers & Packaging 0.5%
Rock-Tenn Co., Class A	64,047	4,622,912
Metals & Mining 0.5%
Allegheny Technologies, Inc.	68,880	2,197,272
Freeport-McMoRan Copper & Gold, Inc.	60,746	2,404,327
Total		4,601,599
Paper & Forest Products 1.0%
Domtar Corp.	80,862	6,330,686
International Paper Co.	97,993	3,559,106
Total		9,889,792
TOTAL MATERIALS		72,773,483
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.1%
CenturyLink, Inc.	251,436	10,158,014
Wireless Telecommunication Services 0.7%
Sprint Nextel Corp. (a)	1,203,251	6,641,946
TOTAL TELECOMMUNICATION SERVICES		16,799,960

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 9.3%
Electric Utilities 3.4%
Entergy Corp.	112,166	$7,773,104
NV Energy, Inc.	306,500	5,520,065
Pepco Holdings, Inc.	281,698	5,324,092
Pinnacle West Capital Corp.	178,386	9,418,781
Xcel Energy, Inc.	155,292	4,303,141
Total		32,339,183
Gas Utilities 0.4%
Questar Corp.	181,370	3,687,252
Multi-Utilities 5.5%
Ameren Corp.	144,938	4,735,125
CenterPoint Energy, Inc.	499,777	10,645,250
DTE Energy Co.	205,638	12,325,942
Sempra Energy	176,488	11,381,711
Wisconsin Energy Corp.	348,375	13,123,286
Total		52,211,314
TOTAL UTILITIES		88,237,749
Total Common Stocks (Cost: $818,720,900)		$924,275,818

Rights —%
CONSUMER DISCRETIONARY —%
Internet & Catalog Retail —%
Liberty Ventures, Inc. (a)(b)	6,995	$94,712
TOTAL CONSUMER DISCRETIONARY		94,712
Total Rights (Cost: $—)		$94,712

Warrants 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc. (a)	167,075	583,092
TOTAL ENERGY		583,092
Total Warrants (Cost: $249,404)		$583,092

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$1,416,000	$1,397,415
Total Convertible Bonds (Cost: $1,416,000)			$1,397,415

Issuer	Shares	Value

Limited Partnerships 0.5%
FINANCIALS 0.5%
Capital Markets 0.5%
Lazard Ltd., Class A (c)	177,849	5,198,526

Issuer	Shares	Value

Limited Partnerships (continued)
FINANCIALS (CONTINUED)
TOTAL FINANCIALS		5,198,526
Total Limited Partnerships (Cost: $5,532,260)		$5,198,526

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.151% (d)(e)	15,648,631	$15,648,631
Total Money Market Funds (Cost: $15,648,631)		$15,648,631
Total Investments (Cost: $841,567,195)		$947,198,194(f)
Other Assets & Liabilities, Net		486,439
Net Assets		$947,684,633

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2012, the value of these securities amounted to $94,712, which represents 0.01% of net assets.

(c)	At September 30, 2012, there was no capital committed to the LLC or LP for future investment.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	26,959,555	187,809,012	(199,119,936)	15,648,631	28,041	16,648,631

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	119,649,533	—	—	119,649,533
Consumer Staples	35,505,674	—	—	35,505,674
Energy	79,529,164	—	—	79,529,164
Financials	203,094,958	—	—	203,094,958
Health Care	97,811,838	—	—	97,811,838
Industrials	136,655,803	—	—	136,655,803
Information Technology	74,217,656	—	—	74,217,656
Materials	72,773,483	—	—	72,773,483
Telecommunication Services	16,799,960	—	—	16,799,960
Utilities	88,237,749	—	—	88,237,749
Rights
Consumer Discretionary	94,712	—	—	94,712
Warrants
Energy	583,092	—	—	583,092
Total Equity Securities	924,953,622	—	—	924,953,622

Bonds
Convertible Bonds	—	1,397,415	—	1,397,415
Total Bonds	—	1,397,415	—	1,397,415

Other
Limited Partnerships	5,198,526	—	—	5,198,526
Money Market Funds	15,648,631	—	—	15,648,631
Total Other	20,847,157	—	—	20,847,157
Total	945,800,779	1,397,415	—	947,198,194

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through references to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – S&P 500 Index Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 10.9%
Auto Components 0.2%
BorgWarner, Inc. (a)	1,896	$131,032
Goodyear Tire & Rubber Co. (The) (a)	4,051	49,382
Johnson Controls, Inc.	11,333	310,524
Total		490,938
Automobiles 0.4%
Ford Motor Co.	63,217	623,320
Harley-Davidson, Inc.	3,766	159,565
Total		782,885
Distributors 0.1%
Genuine Parts Co.	2,575	157,152
Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A (a)	1,676	48,688
H&R Block, Inc.	4,486	77,742
Total		126,430
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	7,417	270,275
Chipotle Mexican Grill, Inc. (a)	519	164,803
Darden Restaurants, Inc.	2,130	118,747
International Game Technology	4,423	57,897
Marriott International, Inc., Class A	4,186	163,673
McDonald’s Corp.	16,727	1,534,702
Starbucks Corp.	12,609	639,907
Starwood Hotels & Resorts Worldwide, Inc.	3,261	189,008
Wyndham Worldwide Corp.	2,358	123,748
Wynn Resorts Ltd.	1,304	150,534
Yum! Brands, Inc.	7,565	501,862
Total		3,915,156
Household Durables 0.3%
D.R. Horton, Inc.	4,607	95,088
Harman International Industries, Inc.	1,105	51,007
Leggett & Platt, Inc.	2,323	58,191
Lennar Corp., Class A	2,689	93,497
Newell Rubbermaid, Inc.	4,794	91,517
PulteGroup, Inc. (a)	5,595	86,723
Whirlpool Corp.	1,293	107,203
Total		583,226
Internet & Catalog Retail 1.0%
Amazon.com, Inc. (a)	6,000	1,525,920
Expedia, Inc.	1,550	89,652
Netflix, Inc. (a)	931	50,684
priceline.com, Inc. (a)	835	516,640

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
TripAdvisor, Inc. (a)	1,824	$60,064
Total		2,242,960
Leisure Equipment & Products 0.1%
Hasbro, Inc.	1,931	73,706
Mattel, Inc.	5,645	200,285
Total		273,991
Media 3.5%
Cablevision Systems Corp., Class A	3,577	56,696
CBS Corp., Class B Non Voting	9,859	358,178
Comcast Corp., Class A	44,362	1,586,829
DIRECTV (a)	10,413	546,266
Discovery Communications, Inc., Class A (a)	4,097	244,304
Gannett Co., Inc.	3,848	68,302
Interpublic Group of Companies, Inc. (The)	7,248	80,598
McGraw-Hill Companies, Inc. (The)	4,649	253,789
News Corp., Class A	33,748	827,838
Omnicom Group, Inc.	4,406	227,173
Scripps Networks Interactive, Inc., Class A	1,441	88,232
Time Warner Cable, Inc.	5,086	483,475
Time Warner, Inc.	15,733	713,177
Viacom, Inc., Class B	7,857	421,057
Walt Disney Co. (The)	29,746	1,555,121
Washington Post Co. (The), Class B	80	29,042
Total		7,540,077
Multiline Retail 0.7%
Big Lots, Inc. (a)	992	29,343
Dollar Tree, Inc. (a)	3,823	184,555
Family Dollar Stores, Inc.	1,607	106,544
JCPenney Co., Inc.	2,367	57,495
Kohl’s Corp.	3,569	182,804
Macy’s, Inc.	6,685	251,490
Nordstrom, Inc.	2,521	139,109
Target Corp.	10,866	689,665
Total		1,641,005
Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A	1,372	46,538
AutoNation, Inc. (a)	633	27,643
AutoZone, Inc. (a)	609	225,129
Bed Bath & Beyond, Inc. (a)	3,857	242,991
Best Buy Co., Inc.	4,407	75,756
CarMax, Inc. (a)	3,785	107,116

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
GameStop Corp., Class A	2,058	$43,218
Gap, Inc. (The)	4,948	177,039
Home Depot, Inc. (The)	24,996	1,509,009
Limited Brands, Inc.	3,949	194,528
Lowe’s Companies, Inc.	18,903	571,627
O’Reilly Automotive, Inc. (a)	1,968	164,564
Ross Stores, Inc.	3,717	240,118
Staples, Inc.	11,323	130,441
Tiffany & Co.	1,973	122,089
TJX Companies, Inc.	12,201	546,483
Urban Outfitters, Inc. (a)	1,804	67,758
Total		4,492,047
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	4,727	264,806
Fossil, Inc. (a)	898	76,061
Nike, Inc., Class B	6,095	578,476
Ralph Lauren Corp.	1,012	153,045
VF Corp.	1,463	233,144
Total		1,305,532
TOTAL CONSUMER DISCRETIONARY		23,551,399
CONSUMER STAPLES 10.7%
Beverages 2.4%
Beam, Inc.	2,628	151,215
Brown-Forman Corp., Class B	2,512	163,908
Coca-Cola Co. (The)	64,172	2,434,044
Coca-Cola Enterprises, Inc.	4,588	143,467
Constellation Brands, Inc., Class A (a)	2,439	78,902
Dr. Pepper Snapple Group, Inc.	3,488	155,321
Molson Coors Brewing Co., Class B	2,571	115,823
Monster Beverage Corp. (a)	2,535	137,295
PepsiCo, Inc.	25,791	1,825,229
Total		5,205,204
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	7,170	717,896
CVS Caremark Corp.	21,096	1,021,468
Kroger Co. (The)	9,025	212,448
Safeway, Inc.	3,979	64,022
SYSCO Corp.	9,713	303,726
Wal-Mart Stores, Inc.	27,861	2,056,142
Walgreen Co.	14,202	517,521
Whole Foods Market, Inc.	2,849	277,493
Total		5,170,716

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.7%
Archer-Daniels-Midland Co.	10,922	$296,860
Campbell Soup Co.	2,991	104,147
ConAgra Foods, Inc.	6,722	185,460
Dean Foods Co. (a)	3,067	50,145
General Mills, Inc.	10,745	428,188
Hershey Co. (The)	2,511	178,005
HJ Heinz Co.	5,310	297,094
Hormel Foods Corp.	2,221	64,942
JM Smucker Co. (The)	1,826	157,639
Kellogg Co.	4,083	210,928
McCormick & Co., Inc.	2,196	136,240
Mead Johnson Nutrition Co.	3,390	248,419
Mondelez International, Inc.	29,432	1,217,013
Tyson Foods, Inc., Class A	4,801	76,912
Total		3,651,992
Household Products 2.1%
Clorox Co. (The)	2,154	155,196
Colgate-Palmolive Co.	7,384	791,713
Kimberly-Clark Corp.	6,544	561,344
Procter & Gamble Co. (The)	45,659	3,166,908
Total		4,675,161
Personal Products 0.2%
Avon Products, Inc.	7,161	114,218
Estee Lauder Companies, Inc. (The), Class A	3,990	245,664
Total		359,882
Tobacco 1.9%
Altria Group, Inc.	33,693	1,125,009
Lorillard, Inc.	2,162	251,765
Philip Morris International, Inc.	27,937	2,512,654
Reynolds American, Inc.	5,428	235,250
Total		4,124,678
TOTAL CONSUMER STAPLES		23,187,633
ENERGY 11.2%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	7,297	330,043
Cameron International Corp. (a)	4,077	228,597
Diamond Offshore Drilling, Inc.	1,164	76,603
Ensco PLC, Class A	3,840	209,510
FMC Technologies, Inc. (a)	3,942	182,515
Halliburton Co.	15,377	518,051
Helmerich & Payne, Inc.	1,761	83,841
Nabors Industries Ltd. (a)	4,826	67,709

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	7,078	$567,019
Noble Corp.	4,179	149,525
Rowan Companies PLC, Class A (a)	2,056	69,431
Schlumberger Ltd.	21,994	1,590,826
Total		4,073,670
Oil, Gas & Consumable Fuels 9.3%
Alpha Natural Resources, Inc. (a)	3,653	24,000
Anadarko Petroleum Corp.	8,296	580,056
Apache Corp.	6,498	561,882
Cabot Oil & Gas Corp.	3,479	156,207
Chesapeake Energy Corp.	8,610	162,471
Chevron Corp.	32,535	3,792,280
ConocoPhillips	20,138	1,151,491
CONSOL Energy, Inc.	3,775	113,439
Denbury Resources, Inc. (a)	6,494	104,943
Devon Energy Corp.	6,239	377,459
EOG Resources, Inc.	4,466	500,415
EQT Corp.	2,469	145,671
Exxon Mobil Corp.	76,511	6,996,931
Hess Corp.	4,920	264,302
Kinder Morgan, Inc.	9,446	335,522
Marathon Oil Corp.	11,692	345,732
Marathon Petroleum Corp.	5,597	305,540
Murphy Oil Corp.	3,053	163,916
Newfield Exploration Co. (a)	2,233	69,938
Noble Energy, Inc.	2,955	273,958
Occidental Petroleum Corp.	13,425	1,155,355
Peabody Energy Corp.	4,452	99,235
Phillips 66	10,402	482,341
Pioneer Natural Resources Co.	2,037	212,663
QEP Resources, Inc.	2,940	93,080
Range Resources Corp.	2,705	188,998
Southwestern Energy Co. (a)	5,771	200,715
Spectra Energy Corp.	10,835	318,116
Sunoco, Inc.	1,736	81,297
Tesoro Corp.	2,325	97,418
Valero Energy Corp.	9,150	289,872
Williams Companies, Inc. (The)	10,383	363,094
WPX Energy, Inc. (a)	3,304	54,813
Total		20,063,150
TOTAL ENERGY		24,136,820
FINANCIALS 14.4%
Capital Markets 1.8%
Ameriprise Financial, Inc. (b)	3,501	198,472

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Bank of New York Mellon Corp. (The)	19,595	$443,239
BlackRock, Inc.	2,122	378,353
Charles Schwab Corp. (The)	18,155	232,202
E*Trade Financial Corp. (a)	4,260	37,531
Federated Investors, Inc., Class B	1,541	31,883
Franklin Resources, Inc.	2,303	288,036
Goldman Sachs Group, Inc. (The)	7,478	850,099
Invesco Ltd.	7,385	184,551
Legg Mason, Inc.	2,005	49,483
Morgan Stanley	22,916	383,614
Northern Trust Corp.	3,616	167,837
State Street Corp.	7,948	333,498
T Rowe Price Group, Inc.	4,199	265,797
Total		3,844,595
Commercial Banks 2.8%
BB&T Corp.	11,581	384,026
Comerica, Inc.	3,220	99,981
Fifth Third Bancorp	15,228	236,186
First Horizon National Corp.	4,134	39,811
Huntington Bancshares, Inc.	14,224	98,146
KeyCorp	15,645	136,737
M&T Bank Corp.	1,996	189,939
PNC Financial Services Group, Inc.	8,773	553,576
Regions Financial Corp.	23,439	168,995
SunTrust Banks, Inc.	8,930	252,451
U.S. Bancorp	31,423	1,077,809
Wells Fargo & Co.	81,446	2,812,330
Zions Bancorporation	3,062	63,246
Total		6,113,233
Consumer Finance 0.9%
American Express Co.	16,338	928,979
Capital One Financial Corp.	9,623	548,607
Discover Financial Services	8,524	338,659
SLM Corp.	7,784	122,364
Total		1,938,609
Diversified Financial Services 3.0%
Bank of America Corp.	178,659	1,577,559
Citigroup, Inc.	48,602	1,590,257
CME Group, Inc.	5,065	290,224
IntercontinentalExchange, Inc. (a)	1,218	162,493
JPMorgan Chase & Co.	62,966	2,548,864
Leucadia National Corp.	3,294	74,939
Moody’s Corp.	3,212	141,874
NASDAQ OMX Group, Inc. (The)	1,976	46,031

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
NYSE Euronext	4,081	$100,597
Total		6,532,838
Insurance 3.7%
ACE Ltd.	5,613	424,343
Aflac, Inc.	7,773	372,171
Allstate Corp. (The)	8,044	318,623
American International Group, Inc. (a)	19,340	634,159
Aon PLC	5,344	279,438
Assurant, Inc.	1,355	50,542
Berkshire Hathaway, Inc., Class B (a)	30,401	2,681,368
Chubb Corp. (The)	4,397	335,403
Cincinnati Financial Corp.	2,432	92,148
Genworth Financial, Inc., Class A (a)	8,146	42,604
Hartford Financial Services Group, Inc.	7,237	140,687
Lincoln National Corp.	4,620	111,758
Loews Corp.	5,171	213,355
Marsh & McLennan Companies, Inc.	9,029	306,354
MetLife, Inc.	17,606	606,703
Principal Financial Group, Inc.	4,590	123,655
Progressive Corp. (The)	9,302	192,923
Prudential Financial, Inc.	7,721	420,872
Torchmark Corp.	1,587	81,492
Travelers Companies, Inc. (The)	6,393	436,386
Unum Group	4,652	89,411
XL Group PLC	5,073	121,904
Total		8,076,299
Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	6,560	468,318
Apartment Investment & Management Co., Class A	2,417	62,818
AvalonBay Communities, Inc.	1,610	218,944
Boston Properties, Inc.	2,498	276,304
Equity Residential	4,998	287,535
HCP, Inc.	7,116	316,520
Health Care REIT, Inc.	4,196	242,319
Host Hotels & Resorts, Inc.	11,975	192,199
Kimco Realty Corp.	6,756	136,944
Plum Creek Timber Co., Inc.	2,668	116,965
ProLogis, Inc.	7,638	267,559
Public Storage	2,399	333,869
Simon Property Group, Inc.	5,039	764,971
Ventas, Inc.	4,905	305,336
Vornado Realty Trust	2,811	227,831
Weyerhaeuser Co.	8,918	233,116
Total		4,451,548

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development —%
CBRE Group, Inc., Class A (a)	4,994	$91,940
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	7,887	62,781
People’s United Financial, Inc.	5,825	70,715
Total		133,496
TOTAL FINANCIALS		31,182,558
HEALTH CARE 11.8%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc. (a)	3,193	365,279
Amgen, Inc.	12,779	1,077,525
Biogen Idec, Inc. (a)	3,915	584,236
Celgene Corp. (a)	7,156	546,718
Gilead Sciences, Inc. (a)	12,539	831,712
Total		3,405,470
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	9,062	546,076
Becton Dickinson and Co.	3,320	260,819
Boston Scientific Corp. (a)	23,535	135,091
CareFusion Corp. (a)	3,681	104,504
Covidien PLC	7,968	473,458
CR Bard, Inc.	1,295	135,522
DENTSPLY International, Inc.	2,349	89,591
Edwards Lifesciences Corp. (a)	1,921	206,258
Intuitive Surgical, Inc. (a)	652	323,151
Medtronic, Inc.	16,923	729,720
St. Jude Medical, Inc.	5,208	219,413
Stryker Corp.	4,800	267,168
Varian Medical Systems, Inc. (a)	1,829	110,325
Zimmer Holdings, Inc.	2,887	195,219
Total		3,796,315
Health Care Providers & Services 1.9%
Aetna, Inc.	5,533	219,107
AmerisourceBergen Corp.	4,177	161,692
Cardinal Health, Inc.	5,661	220,609
CIGNA Corp.	4,768	224,906
Coventry Health Care, Inc.	2,217	92,427
DaVita, Inc. (a)	1,413	146,401
Express Scripts Holding Co. (a)	13,432	841,783
Humana, Inc.	2,671	187,371
Laboratory Corp. of America Holdings (a)	1,584	146,472
McKesson Corp.	3,906	336,033

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Patterson Companies, Inc.	1,407	$48,176
Quest Diagnostics, Inc.	2,621	166,250
Tenet Healthcare Corp. (a)	6,921	43,395
UnitedHealth Group, Inc.	17,121	948,675
WellPoint, Inc.	5,392	312,790
Total		4,096,087
Health Care Technology 0.1%
Cerner Corp. (a)	2,420	187,332
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	5,785	222,433
Life Technologies Corp. (a)	2,918	142,632
PerkinElmer, Inc.	1,884	55,521
Thermo Fisher Scientific, Inc.	6,055	356,216
Waters Corp. (a)	1,452	120,995
Total		897,797
Pharmaceuticals 6.1%
Abbott Laboratories	26,023	1,784,137
Allergan, Inc.	5,103	467,333
Bristol-Myers Squibb Co.	27,837	939,499
Eli Lilly & Co.	16,934	802,841
Forest Laboratories, Inc. (a)	3,876	138,024
Hospira, Inc. (a)	2,729	89,566
Johnson & Johnson	45,714	3,150,152
Merck & Co., Inc.	50,497	2,277,415
Mylan, Inc. (a)	6,738	164,407
Perrigo Co.	1,453	168,795
Pfizer, Inc.	123,823	3,077,001
Watson Pharmaceuticals, Inc. (a)	2,110	179,687
Total		13,238,857
TOTAL HEALTH CARE		25,621,858
INDUSTRIALS 9.7%
Aerospace & Defense 2.2%
Boeing Co. (The)	11,211	780,510
General Dynamics Corp.	5,504	363,925
Honeywell International, Inc.	12,929	772,508
L-3 Communications Holdings, Inc.	1,595	114,378
Lockheed Martin Corp.	4,459	416,381
Northrop Grumman Corp.	4,089	271,632
Precision Castparts Corp.	2,398	391,689
Raytheon Co.	5,509	314,895
Rockwell Collins, Inc.	2,369	127,073
Textron, Inc.	4,659	121,926

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
United Technologies Corp.	13,908	$1,088,857
Total		4,763,774
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	2,687	157,324
Expeditors International of Washington, Inc.	3,497	127,151
FedEx Corp.	4,834	409,053
United Parcel Service, Inc., Class B	11,926	853,544
Total		1,547,072
Airlines —%
Southwest Airlines Co.	12,312	107,976
Building Products —%
Masco Corp.	5,920	89,096
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	1,673	53,235
Cintas Corp.	1,785	73,988
Iron Mountain, Inc.	2,505	85,446
Pitney Bowes, Inc.	3,329	46,007
Republic Services, Inc.	4,973	136,807
RR Donnelley & Sons Co.	2,996	31,758
Stericycle, Inc. (a)	1,414	127,995
Waste Management, Inc.	7,216	231,489
Total		786,725
Construction & Engineering 0.2%
Fluor Corp.	2,770	155,895
Jacobs Engineering Group, Inc. (a)	2,162	87,410
Quanta Services, Inc. (a)	3,533	87,265
Total		330,570
Electrical Equipment 0.5%
Cooper Industries PLC	2,653	199,134
Emerson Electric Co.	12,054	581,847
Rockwell Automation, Inc.	2,340	162,747
Roper Industries, Inc.	1,620	178,022
Total		1,121,750
Industrial Conglomerates 2.7%
3M Co.	10,551	975,123
Danaher Corp.	9,684	534,073
General Electric Co.	175,044	3,975,249
Tyco International Ltd.	7,619	428,645
Total		5,913,090

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 1.9%
Caterpillar, Inc.	10,828	$931,641
Cummins, Inc.	2,945	271,558
Deere & Co.	6,503	536,433
Dover Corp.	3,027	180,076
Eaton Corp.	5,596	264,467
Flowserve Corp.	857	109,473
Illinois Tool Works, Inc.	7,160	425,805
Ingersoll-Rand PLC	4,742	212,536
Joy Global, Inc.	1,760	98,666
PACCAR, Inc.	5,863	234,667
Pall Corp.	1,916	121,647
Parker Hannifin Corp.	2,469	206,359
Pentair Ltd.	1,651	73,057
Snap-On, Inc.	974	70,001
Stanley Black & Decker, Inc.	2,775	211,594
Xylem, Inc.	3,082	77,512
Total		4,025,492
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	738	58,759
Equifax, Inc.	1,993	92,834
Robert Half International, Inc.	2,344	62,421
Total		214,014
Road & Rail 0.8%
CSX Corp.	17,249	357,917
Norfolk Southern Corp.	5,307	337,684
Ryder System, Inc.	860	33,591
Union Pacific Corp.	7,841	930,727
Total		1,659,919
Trading Companies & Distributors 0.2%
Fastenal Co.	4,460	191,736
WW Grainger, Inc.	998	207,953
Total		399,689
TOTAL INDUSTRIALS		20,959,167
INFORMATION TECHNOLOGY 19.9%
Communications Equipment 1.9%
Cisco Systems, Inc.	87,702	1,674,231
F5 Networks, Inc. (a)	1,304	136,529
Harris Corp.	1,882	96,396
JDS Uniphase Corp. (a)	3,841	47,571
Juniper Networks, Inc. (a)	8,736	149,473
Motorola Solutions, Inc.	4,755	240,365
QUALCOMM, Inc.	28,248	1,765,218
Total		4,109,783

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals 5.9%
Apple, Inc. (c)	15,528	$10,361,213
Dell, Inc.	24,147	238,089
EMC Corp. (a)	34,780	948,451
Hewlett-Packard Co.	32,604	556,224
NetApp, Inc. (a)	6,017	197,839
SanDisk Corp. (a)	4,008	174,067
Seagate Technology PLC	5,865	181,815
Western Digital Corp.	3,683	142,643
Total		12,800,341
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	2,677	157,622
Corning, Inc.	24,678	324,516
FLIR Systems, Inc.	2,497	49,878
Jabil Circuit, Inc.	3,098	57,994
Molex, Inc.	2,279	59,892
TE Connectivity Ltd.	7,100	241,471
Total		891,373
Internet Software & Services 2.2%
Akamai Technologies, Inc. (a)	2,928	112,025
eBay, Inc. (a)	19,229	930,876
Google, Inc., Class A (a)	4,386	3,309,237
VeriSign, Inc. (a)	2,585	125,863
Yahoo!, Inc. (a)	17,293	276,256
Total		4,754,257
IT Services 3.9%
Accenture PLC, Class A	10,522	736,856
Automatic Data Processing, Inc.	8,031	471,099
Cognizant Technology Solutions Corp., Class A (a)	4,953	346,314
Computer Sciences Corp.	2,563	82,554
Fidelity National Information Services, Inc.	4,162	129,938
Fiserv, Inc. (a)	2,261	167,382
International Business Machines Corp.	17,801	3,692,817
Mastercard, Inc., Class A	1,790	808,149
Paychex, Inc.	5,356	178,301
SAIC, Inc.	4,699	56,576
Teradata Corp. (a)	2,788	210,243
Total System Services, Inc.	2,680	63,516
Visa, Inc., Class A	8,669	1,164,073
Western Union Co. (The)	9,982	181,872
Total		8,289,690

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Office Electronics 0.1%
Xerox Corp.	21,680	$159,131
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. (a)	9,969	33,596
Altera Corp.	5,305	180,291
Analog Devices, Inc.	4,960	194,382
Applied Materials, Inc.	20,524	229,151
Broadcom Corp., Class A	8,535	295,140
First Solar, Inc. (a)	989	21,901
Intel Corp.	82,943	1,881,147
KLA-Tencor Corp.	2,765	131,904
Lam Research Corp. (a)	3,029	96,277
Linear Technology Corp.	3,819	121,635
LSI Corp. (a)	9,232	63,793
Microchip Technology, Inc.	3,218	105,357
Micron Technology, Inc. (a)	16,868	100,955
NVIDIA Corp. (a)	10,279	137,122
Teradyne, Inc. (a)	3,103	44,125
Texas Instruments, Inc.	18,873	519,951
Xilinx, Inc.	4,346	145,200
Total		4,301,927
Software 3.5%
Adobe Systems, Inc. (a)	8,163	264,971
Autodesk, Inc. (a)	3,762	125,538
BMC Software, Inc. (a)	2,436	101,070
CA, Inc.	5,666	145,984
Citrix Systems, Inc. (a)	3,095	236,984
Electronic Arts, Inc. (a)	5,276	66,952
Intuit, Inc.	4,582	269,788
Microsoft Corp.	125,084	3,725,002
Oracle Corp.	63,143	1,988,373
Red Hat, Inc. (a)	3,206	182,550
Salesforce.com, Inc. (a)	2,111	322,329
Symantec Corp. (a)	11,664	209,952
Total		7,639,493
TOTAL INFORMATION TECHNOLOGY		42,945,995
MATERIALS 3.5%
Chemicals 2.4%
Air Products & Chemicals, Inc.	3,506	289,946
Airgas, Inc.	1,159	95,386
CF Industries Holdings, Inc.	1,050	233,352
Dow Chemical Co. (The)	19,864	575,261
Eastman Chemical Co.	2,525	143,950
Ecolab, Inc.	4,358	282,442

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
EI du Pont de Nemours & Co.	15,436	$775,968
FMC Corp.	2,272	125,823
International Flavors & Fragrances, Inc.	1,347	80,254
LyondellBasell Industries NV, Class A	5,620	290,329
Monsanto Co.	8,826	803,343
Mosaic Co. (The)	4,577	263,681
PPG Industries, Inc.	2,540	291,694
Praxair, Inc.	4,941	513,271
Sherwin-Williams Co. (The)	1,424	212,048
Sigma-Aldrich Corp.	2,001	144,012
Total		5,120,760
Construction Materials —%
Vulcan Materials Co.	2,143	101,364
Containers & Packaging 0.1%
Ball Corp.	2,563	108,440
Bemis Co., Inc.	1,714	53,940
Owens-Illinois, Inc. (a)	2,725	51,121
Sealed Air Corp.	2,902	44,865
Total		258,366
Metals & Mining 0.8%
Alcoa, Inc.	17,699	156,636
Allegheny Technologies, Inc.	1,781	56,814
Cliffs Natural Resources, Inc.	2,361	92,386
Freeport-McMoRan Copper & Gold, Inc.	15,728	622,514
Newmont Mining Corp.	8,229	460,907
Nucor Corp.	5,262	201,324
Titanium Metals Corp.	1,218	15,627
United States Steel Corp.	2,386	45,501
Total		1,651,709
Paper & Forest Products 0.2%
International Paper Co.	7,249	263,284
MeadWestvaco Corp.	2,874	87,944
Total		351,228
TOTAL MATERIALS		7,483,427
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	95,632	3,605,328
CenturyLink, Inc.	10,310	416,524
Frontier Communications Corp.	16,565	81,168
Verizon Communications, Inc.	47,238	2,152,636

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Windstream Corp.	9,747	$98,542
Total		6,354,198
Wireless Telecommunication Services 0.3%
Crown Castle International Corp. (a)	4,870	312,167
MetroPCS Communications, Inc. (a)	5,241	61,372
Sprint Nextel Corp. (a)	49,744	274,587
Total		648,126
TOTAL TELECOMMUNICATION SERVICES		7,002,324
UTILITIES 3.5%
Electric Utilities 2.1%
American Electric Power Co., Inc.	8,027	352,706
Duke Energy Corp.	11,667	756,022
Edison International	5,408	247,092
Entergy Corp.	2,944	204,019
Exelon Corp.	14,145	503,279
FirstEnergy Corp.	6,945	306,274
NextEra Energy, Inc.	7,000	492,310
Northeast Utilities	5,205	198,987
Pepco Holdings, Inc.	3,787	71,574
Pinnacle West Capital Corp.	1,821	96,149
PPL Corp.	9,618	279,403
Southern Co. (The)	14,491	667,890
Xcel Energy, Inc.	8,095	224,313
Total		4,400,018
Gas Utilities 0.1%
AGL Resources, Inc.	1,941	79,406
ONEOK, Inc.	3,396	164,061
Total		243,467

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 0.1%
AES Corp. (The) (a)	10,301	$113,002
NRG Energy, Inc.	3,777	80,790
Total		193,792
Multi-Utilities 1.2%
Ameren Corp.	4,016	131,203
CenterPoint Energy, Inc.	7,096	151,145
CMS Energy Corp.	4,386	103,290
Consolidated Edison, Inc.	4,845	290,167
Dominion Resources, Inc.	9,500	502,930
DTE Energy Co.	2,837	170,050
Integrys Energy Group, Inc.	1,304	68,069
NiSource, Inc.	4,723	120,342
PG&E Corp.	7,063	301,378
Public Service Enterprise Group, Inc.	8,376	269,540
SCANA Corp.	2,176	105,036
Sempra Energy	3,721	239,967
TECO Energy, Inc.	3,379	59,943
Wisconsin Energy Corp.	3,823	144,012
Total		2,657,072
TOTAL UTILITIES		7,494,349
Total Common Stocks (Cost: $159,960,721)		$213,565,530

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.151% (b)(d)	2,791,207	$2,791,207
Total Money Market Funds (Cost: $2,791,207)		$2,791,207
Total Investments (Cost: $162,751,928)		$216,356,737(e)
Other Assets & Liabilities, Net		(149,938)
Net Assets		$216,206,799

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	9	3,226,950	December, 2012	—	(55,269)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	2,225,413	21,504,572	(20,938,778)	—	2,791,207	2,931	2,791,207
Ameriprise Financial, Inc.	131,946	—	(27,677)	8,833	113,102	3,717	198,472
Total	2,357,359	21,504,572	(20,966,455)	8,833	2,904,309	6,648	2,989,679

(c)

At September 30, 2012, investments in securities included securities valued at $400,263 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	23,551,399	—	—	23,551,399
Consumer Staples	23,187,633	—	—	23,187,633
Energy	24,136,820	—	—	24,136,820
Financials	31,182,558	—	—	31,182,558
Health Care	25,621,858	—	—	25,621,858
Industrials	20,959,167	—	—	20,959,167
Information Technology	42,945,995	—	—	42,945,995
Materials	7,483,427	—	—	7,483,427
Telecommunication Services	7,002,324	—	—	7,002,324
Utilities	7,494,349	—	—	7,494,349
Total Equity Securities	213,565,530	—	—	213,565,530

Other
Money Market Funds	2,791,207	—	—	2,791,207
Total Other	2,791,207	—	—	2,791,207
Investments in Securities	216,356,737	—	—	216,356,737
Derivatives
Liabilities
Futures Contracts	(55,269)	—	—	(55,269)
Total	216,301,468	—	—	216,301,468

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%

CONSUMER DISCRETIONARY 8.0%

Multiline Retail 2.8%

Nordstrom, Inc.	300,000	$16,554,000

Specialty Retail 5.2%
Gap, Inc. (The)	430,000	15,385,400
Lowe’s Companies, Inc.	530,000	16,027,200
Total		31,412,600
TOTAL CONSUMER DISCRETIONARY		47,966,600

CONSUMER STAPLES 11.9%
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	110,100	11,023,762

Food Products 5.1%
General Mills, Inc.	330,000	13,150,500
Tyson Foods, Inc., Class A	1,100,000	17,622,000
Total		30,772,500
Tobacco 5.0%
Altria Group, Inc.	430,000	14,357,700
Philip Morris International, Inc.	170,000	15,289,800
Total		29,647,500
TOTAL CONSUMER STAPLES		71,443,762

ENERGY 20.7%
Oil, Gas & Consumable Fuels 20.7%
Anadarko Petroleum Corp.	325,000	22,724,000
Chevron Corp.	110,000	12,821,600
ConocoPhillips	230,500	13,179,990
Marathon Oil Corp.	550,926	16,290,882
Marathon Petroleum Corp.	401,463	21,915,865
Valero Energy Corp.	640,000	20,275,200
Williams Companies, Inc. (The)	480,000	16,785,600
Total		123,993,137
TOTAL ENERGY		123,993,137

FINANCIALS 29.8%
Capital Markets 2.8%
Morgan Stanley	994,400	16,646,256

Commercial Banks 6.3%
U.S. Bancorp	380,000	13,034,000
Wells Fargo & Co.	715,000	24,688,950
Total		37,722,950

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 11.6%
Bank of America Corp.	2,024,766	$17,878,684
Citigroup, Inc.	735,000	24,049,200
JPMorgan Chase & Co.	670,000	27,121,600
Total		69,049,484
Insurance 9.1%
MetLife, Inc.	490,000	16,885,400
Prudential Financial, Inc.	270,000	14,717,700
Unum Group	1,200,000	23,064,000
Total		54,667,100
TOTAL FINANCIALS		178,085,790

HEALTH CARE 8.4%
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	270,000	16,270,200

Health Care Providers & Services 3.2%
Humana, Inc.	270,000	18,940,500

Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	440,000	14,850,000
TOTAL HEALTH CARE		50,060,700

INDUSTRIALS 12.2%
Aerospace & Defense 7.2%
General Dynamics Corp.	200,000	13,224,000
Honeywell International, Inc.	250,000	14,937,500
United Technologies Corp.	190,000	14,875,100
Total		43,036,600
Road & Rail 5.0%
CSX Corp.	870,000	18,052,500
Union Pacific Corp.	100,000	11,870,000
Total		29,922,500
TOTAL INDUSTRIALS		72,959,100

INFORMATION TECHNOLOGY 2.6%
Communications Equipment 2.6%
Juniper Networks, Inc. (a)	900,000	15,399,000
TOTAL INFORMATION TECHNOLOGY		15,399,000

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 4.0%
Chemicals 4.0%
EI du Pont de Nemours & Co.	287,000	$14,427,490
Praxair, Inc.	90,000	9,349,200
Total		23,776,690
TOTAL MATERIALS		23,776,690
UTILITIES 2.0%
Independent Power Producers & Energy Traders 2.0%
AES Corp. (The) (a)	1,065,000	11,683,050

Common Stocks (continued)

UTILITIES (CONTINUED)

TOTAL UTILITIES		11,683,050
Total Common Stocks (Cost: $551,274,235)		$595,367,829

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	7,650,292	$7,650,292
Total Money Market Funds (Cost: $7,650,292)		$7,650,292
Total Investments
(Cost: $558,924,527)		$603,018,121(d)
Other Assets & Liabilities, Net		(5,248,700)
Net Assets		$597,769,421

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	—	504,388,164	(496,737,872)	7,650,292	10,694	7,650,292

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	47,966,600	—	—	47,966,600
Consumer Staples	71,443,762	—	—	71,443,762
Energy	123,993,137	—	—	123,993,137
Financials	178,085,790	—	—	178,085,790
Health Care	50,060,700	—	—	50,060,700
Industrials	72,959,100	—	—	72,959,100
Information Technology	15,399,000	—	—	15,399,000
Materials	23,776,690	—	—	23,776,690
Utilities	11,683,050	—	—	11,683,050
Total Equity Securities	595,367,829	—	—	595,367,829
Other
Money Market Funds	7,650,292	—	—	7,650,292
Total Other	7,650,292	—	—	7,650,292

Total	603,018,121	—	—	603,018,121

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 17.9%
Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	140,000	$1,577,800

Diversified Consumer Services 2.9%
Sotheby’s	130,000	4,095,000

Hotels, Restaurants & Leisure 7.2%
Penn National Gaming, Inc. (a)	130,000	5,603,000
Texas Roadhouse, Inc.	275,000	4,702,500
Total		10,305,500
Household Durables 3.6%
Lennar Corp., Class A	150,000	5,215,500
Textiles, Apparel & Luxury Goods 3.1%
Hanesbrands, Inc. (a)	140,000	4,463,200
TOTAL CONSUMER DISCRETIONARY		25,657,000

CONSUMER STAPLES 8.4%
Food Products 5.4%
Dean Foods Co. (a)	250,000	4,087,500
Smithfield Foods, Inc. (a)	185,000	3,635,250
Total		7,722,750
Personal Products 3.0%
Herbalife Ltd.	90,000	4,266,000
TOTAL CONSUMER STAPLES		11,988,750

ENERGY 5.2%
Energy Equipment & Services 5.2%
Exterran Holdings, Inc. (a)	130,400	2,644,512
Superior Energy Services, Inc. (a)	118,700	2,435,724
Tetra Technologies, Inc. (a)	400,000	2,420,000
Total		7,500,236
TOTAL ENERGY		7,500,236

FINANCIALS 13.9%
Insurance 13.9%
Aspen Insurance Holdings Ltd.	170,000	5,183,300
Endurance Specialty Holdings Ltd.	80,000	3,080,000
Hanover Insurance Group, Inc. (The)	90,000	3,353,400
Infinity Property & Casualty Corp.	70,000	4,227,300

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Lincoln National Corp.	165,000	$3,991,350
Total		19,835,350
TOTAL FINANCIALS		19,835,350

HEALTH CARE 12.5%
Health Care Equipment & Supplies 3.3%
Analogic Corp.	30,400	2,376,368
Sirona Dental Systems, Inc. (a)	40,000	2,278,400
Total		4,654,768
Health Care Providers & Services 3.9%
WellCare Health Plans, Inc. (a)	100,000	5,655,000

Pharmaceuticals 5.3%
Impax Laboratories, Inc. (a)	150,000	3,894,000
Salix Pharmaceuticals Ltd. (a)	88,000	3,725,920
Total		7,619,920
TOTAL HEALTH CARE		17,929,688

INDUSTRIALS 28.0%
Aerospace & Defense 3.5%
Cubic Corp.	100,000	5,006,000

Airlines 2.7%
United Continental Holdings, Inc. (a)	200,000	3,900,000

Commercial Services & Supplies 4.5%
Brink’s Co. (The)	90,000	2,312,100
Waste Connections, Inc.	135,000	4,083,750
Total		6,395,850
Construction & Engineering 3.5%
Shaw Group, Inc. (The) (a)	115,000	5,016,300

Electrical Equipment 7.6%
Belden, Inc.	143,000	5,273,840
EnerSys, Inc. (a)	160,000	5,646,400
Total		10,920,240
Machinery 4.7%
Mueller Industries, Inc.	115,000	5,229,050
Wabash National Corp. (a)	207,200	1,477,336
Total		6,706,386

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 1.5%
Swift Transportation Co. (a)	258,300	$2,226,546
TOTAL INDUSTRIALS		40,171,322
INFORMATION TECHNOLOGY 7.2%
IT Services 2.6%
CACI International, Inc., Class A (a)(b)	73,000	3,780,670
Semiconductors & Semiconductor Equipment 4.6%
Cypress Semiconductor Corp.	270,000	2,894,400
ON Semiconductor Corp. (a)	590,000	3,640,300
Total		6,534,700
TOTAL INFORMATION TECHNOLOGY		10,315,370
MATERIALS 4.5%
Chemicals 3.2%
Minerals Technologies, Inc.	65,000	4,610,450
Containers & Packaging 1.3%
Owens-Illinois, Inc. (a)	100,000	1,876,000
TOTAL MATERIALS		6,486,450
Total Common Stocks (Cost: $96,554,319)		$139,884,166

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	611,422	$611,422

Total Money Market Funds (Cost: $611,422)		$611,422

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.7%

Repurchase Agreements 0.7%

Barclays Capital, Inc. dated 09/28/12, matures 10/01/12 repurchase price 992,350 (e)
	0.200%	992,333	$992,333
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $992,333)			$992,333

Total Investments
(Cost: $98,158,074)			$141,487,921(f)
Other Assets & Liabilities, Net			1,911,467
Net Assets			$143,399,388

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	68,066	14,615,141	(14,071,785)	—	611,422	614	611,422

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Barclays Capital, Inc. (0.200%)

Security Description	Value ($)

United States Treasury Note/Bond	1,012,180
Total Market Value of Collateral Securities	1,012,180

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	25,657,000	—	—	25,657,000
Consumer Staples	11,988,750	—	—	11,988,750
Energy	7,500,236	—	—	7,500,236
Financials	19,835,350	—	—	19,835,350
Health Care	17,929,688	—	—	17,929,688
Industrials	40,171,322	—	—	40,171,322
Information Technology	10,315,370	—	—	10,315,370
Materials	6,486,450	—	—	6,486,450
Total Equity Securities	139,884,166	—	—	139,884,166

Other
Money Market Funds	611,422	—	—	611,422
Investments of Cash Collateral Received for Securities on Loan	—	992,333	—	992,333
Total Other	611,422	992,333	—	1,603,755
Total	140,495,588	992,333	—	141,487,921

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.6%
CONSUMER DISCRETIONARY 0.4%
Household Durables 0.4%
Panasonic Corp.	58,600	$387,723
TOTAL CONSUMER DISCRETIONARY		387,723
HEALTH CARE 1.1%
Health Care Equipment & Supplies 0.5%
Stryker Corp.	9,000	500,940
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	10,000	384,500
Thermo Fisher Scientific, Inc.	3,300	194,139
Total		578,639
TOTAL HEALTH CARE		1,079,579
INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
Performant Financial Corp. (a)	16,855	179,843
TOTAL INDUSTRIALS		179,843
INFORMATION TECHNOLOGY 87.9%
Communications Equipment 6.0%
Cisco Systems, Inc.	133,600	2,550,424
QUALCOMM, Inc.	43,448	2,715,065
Radware, Ltd. (a)	12,691	457,130
Total		5,722,619
Computers & Peripherals 16.0%
Apple, Inc.	9,900	6,605,874
Dell, Inc.	65,600	646,816
Electronics for Imaging, Inc. (a)	54,600	906,906
EMC Corp. (a)	119,700	3,264,219
NCR Corp. (a)	60,800	1,417,248
NetApp, Inc. (a)	62,400	2,051,712
SanDisk Corp. (a)	5,500	238,865
Total		15,131,640
Electronic Equipment, Instruments & Components 4.2%
Arrow Electronics, Inc. (a)	7,200	242,712
Avnet, Inc. (a)	41,000	1,192,690
Flextronics International Ltd. (a)	142,400	854,400
Kyocera Corp.	8,500	736,516
Murata Manufacturing Co., Ltd.	12,900	686,751
Tripod Technology Corp.	10	25

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc. (a)	24,900	$244,767
Total		3,957,861
Internet Software & Services 1.0%
Dena Co., Ltd.	7,000	232,210
Gree, Inc.	37,800	690,100
Total		922,310
IT Services 4.4%
Amdocs Ltd.	46,556	1,535,882
Global Payments, Inc.	10,600	443,398
VeriFone Systems, Inc. (a)	13,700	381,545
Visa, Inc., Class A	7,300	980,244
WNS Holdings Ltd., ADR (a)	78,115	799,898
Total		4,140,967
Office Electronics 1.7%
Canon, Inc.	11,900	381,963
Xerox Corp.	164,700	1,208,898
Total		1,590,861
Semiconductors & Semiconductor Equipment 20.0%
Advanced Micro Devices, Inc. (a)	624,772	2,105,482
Advanced Semiconductor Engineering, Inc.	622,058	475,994
Avago Technologies Ltd.	14,000	488,110
Broadcom Corp., Class A	53,300	1,843,114
Dialog Semiconductor PLC (a)	13,800	268,843
KLA-Tencor Corp.	70,800	3,377,514
Lam Research Corp. (a)	90,700	2,882,899
LSI Corp. (a)	52,900	365,539
Marvell Technology Group Ltd.	117,167	1,072,078
Microchip Technology, Inc.	15,300	500,922
Microsemi Corp. (a)	49,800	999,486
NXP Semiconductor NV (a)	48,900	1,222,989
Samsung Electronics Co., Ltd.	500	602,549
Semtech Corp. (a)	23,400	588,510
Shinko Electric Industries Co., Ltd.	91,600	579,583
Teradyne, Inc. (a)	71,800	1,020,996
United Microelectronics Corp.	1,129,000	467,161
Total		18,861,769
Software 34.6%
Application Software 18.5%
Cadence Design Systems, Inc. (a)	61,600	792,484
Citrix Systems, Inc. (a)	8,400	643,188
NICE Systems Ltd., ADR (a)	44,700	1,484,934
Nuance Communications, Inc. (a)	172,600	4,296,014

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Application Software (continued)
Parametric Technology Corp. (a)	170,642	$3,719,996
Qualys, Inc. (a)	5,758	82,685
Synopsys, Inc. (a)	194,000	6,405,880
Total		17,425,181
Systems Software 16.1%
Check Point Software Technologies Ltd. (a)	45,812	2,206,306
Fortinet, Inc. (a)	17,200	415,208
Microsoft Corp.	91,200	2,715,936
Oracle Corp.	86,900	2,736,481
Rovi Corp. (a)	62,900	912,679
Symantec Corp. (a)	305,623	5,501,214
VMware, Inc., Class A (a)	7,900	764,246
Total		15,252,070
TOTAL SOFTWARE		32,677,251
TOTAL INFORMATION TECHNOLOGY		83,005,278

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	13,100	$493,870
Wireless Telecommunication Services 0.5%
Vodafone Group PLC	164,300	466,285
TOTAL TELECOMMUNICATION SERVICES		960,155
Total Common Stocks (Cost: $83,896,632)		$85,612,578
	Shares	Value

Money Market Funds 10.6%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	9,974,374	$9,974,374
Total Money Market Funds (Cost: $9,974,374)		$9,974,374
Total Investments
(Cost: $93,871,006) (d)		$95,586,952(e)
Other Assets & Liabilities, Net		(1,105,434)
Net Assets		$94,481,518

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,543,965	43,514,254	(38,083,845)	9,974,374	9,572	9,974,374

(d)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $93,871,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,034,000
Unrealized Depreciation	(7,318,000)
Net Unrealized Appreciation	$1,716,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.  Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	387,723	—	387,723
Health Care	1,079,579	—	—	1,079,579
Industrials	179,843	—	—	179,843
Information Technology	77,883,583	5,121,695	—	83,005,278
Telecommunication Services	493,870	466,285	—	960,155
Total Equity Securities	79,636,875	5,975,703	—	85,612,578

Other
Money Market Funds	9,974,374	—	—	9,974,374
Total Other	9,974,374	—	—	9,974,374
Total	89,611,249	5,975,703	—	95,586,952

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third part statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Short Duration U.S. Government Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.4%
Agencies 1.4%
Citigroup Funding, Inc. FDIC Government Guaranty
11/15/12	1.875%	$9,985,000	$10,007,683
General Electric Capital Corp. FDIC Government Guaranty
12/28/12	2.625%	10,350,000	10,408,032
Total			20,415,715
Total Corporate Bonds & Notes (Cost: $20,365,355)			$20,415,715

Residential Mortgage-Backed Securities - Agency 56.5%
Federal Home Loan Mortgage Corp. (a)
06/01/21- 07/01/42	3.500%	25,436,724	27,575,757
05/01/23- 07/01/42	4.000%	38,867,331	41,774,816
11/01/13- 07/01/40	4.500%	26,201,427	28,770,280
11/01/17- 06/01/39	5.000%	24,283,603	26,630,907
08/01/17- 09/01/19	5.500%	460,175	504,114
03/01/18- 09/01/37	6.000%	741,531	810,518
04/01/17	6.500%	279,726	302,780
06/01/16	7.000%	2,142	2,280
CMO Series 3711 Class AG
08/15/23	3.000%	989,876	1,011,369
CMO Series 3747 Class NA
10/15/18	1.300%	897,172	907,770
CMO Series 3774 Class AB
12/15/20	3.500%	7,729,299	8,153,529
CMO Series 3831 Class CG
10/15/18	3.000%	6,240,541	6,472,365
CMO Series 3862 Class LA
11/15/18	2.500%	6,659,190	6,866,743
CMO Series 3986 Class TC
10/15/21	2.000%	4,988,745	5,073,119
Federal Home Loan Mortgage Corp. (a)(b)
01/01/37	2.489%	387,337	414,485
09/01/37	3.008%	400,755	418,578
CMO Series 4057 Class FN
12/15/41	0.571%	23,006,499	23,059,368
Federal Home Loan Mortgage Corp. (a)(b)(c)
CMO IO Series 276 Class S5
09/15/42	5.770%	12,015,000	3,394,238
CMO IO Series 3453 Class W
12/15/32	7.159%	1,884,457	374,833
CMO IO Series 3630 Class AI
03/15/17	1.931%	3,278,582	125,391
CMO IO Series 4073 Class AS
08/15/38	5.829%	11,949,405	2,653,859
CMO IO Series 4093 Class SD
01/15/38	6.479%	4,235,857	1,190,875

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal Home Loan Mortgage Corp. (a)(b)(c)(d)
CMO IO Series 3401
09/15/42	4.500%	$18,000,000	$4,815,000
Federal Home Loan Mortgage Corp. (a)(c)
CMO IO Series 2639 Class UI
03/15/22	5.000%	412,360	9,294
Federal Home Loan Mortgage Corp. (a)(d)
10/01/27	3.500%	37,000,000	39,156,404
Federal National Mortgage Association (a)
07/01/27- 09/01/27	3.000%	18,158,502	19,307,999
10/01/20- 08/01/42	3.500%	52,164,620	56,325,274
11/01/41- 06/01/42	4.000%	51,887,674	56,491,562
05/01/39- 09/01/40	4.500%	72,307,997	79,916,148
02/01/13- 07/01/35	5.000%	59,590,537	65,726,838
12/01/13- 07/01/36	5.500%	25,529,212	27,900,731
01/01/17- 04/01/33	6.000%	1,509,307	1,636,969
03/01/15- 06/01/17	7.000%	74,871	81,405
CMO Series 1988-4 Class Z
03/25/18	9.250%	10,209	11,444
CMO Series 2004-60 Class PA
04/25/34	5.500%	723,241	785,038
CMO Series 2006-73 Class PC
05/25/33	6.000%	892,136	895,551
CMO Series 2010-50 Class AB
01/25/24	2.500%	3,521,626	3,570,710
CMO Series 2010-87 Class GA
02/25/24	4.000%	3,441,527	3,536,417
CMO Series 2011-23 Class AB
06/25/20	2.750%	7,017,487	7,265,948
CMO Series 2011-3 Class EL
05/25/20	3.000%	7,695,601	7,990,066
CMO Series 2011-38 Class AH
05/25/20	2.750%	3,281,966	3,395,328
Federal National Mortgage Association (a)(b)
02/01/33	2.132%	137,140	144,301
06/01/34	2.736%	357,958	380,921
12/01/33	4.673%	67,820	72,869
07/01/33	4.961%	193,657	206,530
07/01/36	5.973%	402,225	433,889
CMO Series 2003-W11 Class A1
06/25/33	3.332%	6,499	6,500
CMO Series 2012-96 Class PF
07/25/41	0.517%	19,728,955	19,769,715
Federal National Mortgage Association (a)(b)(c)
CMO IO Series 2003-32 Class VS
01/25/33	7.384%	419,881	51,203
CMO IO Series 2004-46 Class SI
05/25/34	5.784%	867,461	137,294
CMO IO Series 2004-54 Class SW
06/25/33	5.784%	665,873	72,797

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2005-57 Class NI
07/25/35	6.484%	$456,330	$98,796
CMO IO Series 2006-60 Class UI
07/25/36	6.934%	537,609	123,399
CMO IO Series 2007-39 Class AI
05/25/37	5.904%	22,184,749	3,995,502
CMO IO Series 2012-108 Class S
10/25/42	5.740%	30,000,000	8,334,000
CMO IO Series 2012-74 Class AS
03/25/39	5.834%	33,245,532	6,252,833
CMO IO Series 2012-80 Class DS
06/25/39	6.434%	7,217,049	2,115,166
CMO IO Series 2012-87 Class BS
03/25/39	5.834%	28,429,461	6,446,696
CMO IO Series 2012-87 Class NS
02/25/39	5.834%	11,922,262	2,856,101
CMO IO Series 2012-87 SQ
08/25/42	6.084%	23,531,268	7,013,172
CMO IO Series 2012-89 Class SD
04/25/39	5.834%	11,200,534	2,738,919
Federal National Mortgage Association (a)(c)
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	824,142	160,962
Federal National Mortgage Association (a)(d)
10/01/27	2.500%	96,250,000	101,152,734
10/01/27- 11/01/27	3.000%	68,085,000	72,148,303
Government National Mortgage Association (a)
08/15/13- 03/15/33	6.000%	519,610	574,336
10/15/13	6.500%	430	441
04/15/13- 03/15/18	7.000%	296,120	321,332
Government National Mortgage Association (a)(c)
CMO IO Series 2010-133 Class QI
09/16/34	4.000%	2,258,188	207,513
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	12,403,276	2,491,364
Government National Mortgage Association (a)(d)
10/01/42	3.000%	20,000,000	21,415,624

Total Residential Mortgage-Backed Securities - Agency (Cost: $816,105,276)			$825,029,312

Residential Mortgage-Backed Securities - Non-Agency 5.1%
American Mortgage Trust Series 2093-3 Class 3A (a)(b)(e)(f)
07/27/23	8.188%	1,721	1,043
BCAP LLC Trust (a)(b)(g)
CMO Series 2010-RR13 Class 1A1
06/27/37	4.948%	8,881,615	8,165,027
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	445,935	446,865

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1 (a)(b)(g)
06/26/37	0.427%	$291,008	$284,924
Baron Capital Enterprises, Inc. (a)(g)
02/15/30	2.613%	5,319,350	5,348,532
Bayview Opportunity Master Fund Trust IIB LP Series 2012-4NPL Class A (a)(b)(g)
07/28/32	3.475%	3,405,000	3,420,663
Citigroup Mortgage Loan Trust, Inc. (a)(b)(g)
CMO Series 2010-7 Class 3A4
12/25/35	6.895%	300,000	319,174
Citigroup Mortgage Loan Trust, Inc. (a)(g)
CMO Series 2010-6 Class 1A1
05/25/35	4.750%	1,393,099	1,401,112
Citigroup Mortgage Loan Trust, Inc CMO Series 2012-7 Class 12A1 (a)(b)(g)
03/25/36	2.617%	9,011,532	9,073,487
Comfed Savings Bank CMO Series 1987-1 Class A (a)(b)(e)
01/25/18	3.284%	4,049	4,155
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2012-6R Class 1A1
11/26/37	5.992%	5,829,701	5,823,274
Credit Suisse Mortgage Capital Certificates (a)(b)(g)
CMO Series 2009-12R Class 30A1
12/27/36	5.742%	50,075	50,128
CMO Series 2010-1R Class 37A1
02/27/37	5.000%	20,576	20,545
Credit Suisse Mortgage Capital Certificates (a)(g)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	1,069,927	1,084,859
Credit Suisse Mortgage Certificates CMO Series 2012-4R Class 3A1 (a)(b)(g)
11/27/37	3.487%	13,135,114	12,907,610
PennyMac Loan Trust Series 2012-NPL1 Class A (a)(b)(g)
05/28/52	3.422%	5,500,000	5,500,000
RBSSP Resecuritization Trust (a)(b)(g)
CMO Series 2012-6 Class 3A1
10/26/36	0.406%	9,056,253	8,501,558
RBSSP Resecuritization Trust (a)(g)
CMO Series 2009-1 Class 4A1
10/26/35	5.500%	25,669	25,714
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(f)(g)
08/26/52	2.734%	5,675,000	5,675,000
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(g)
09/25/57	2.667%	1,730,376	1,757,616

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Vericrest Opportunity Loan Trust CMO Series 2011-NL3A Class A1 (a)(b)(g)
09/25/51	5.194%	$4,864,915	$4,870,680

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $74,525,665)			$74,681,966

Commercial Mortgage-Backed Securities - Agency 12.5%
Federal Home Loan Mortgage Corp. (a)
Multifamily Structured Pass-Through Certificates
CMO Series K003 Class A1
07/25/13	2.225%	1,029,669	1,035,660
Federal Home Loan Mortgage Corp. (a)(b)
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2
04/25/16	5.651%	1,361,716	1,526,755
Federal National Mortgage Association (a)
05/01/24	5.030%	447,461	510,785
10/01/19	4.430%	1,380,869	1,598,030
10/01/19	4.420%	562,797	650,980
01/01/20	4.570%	144,732	168,844
01/01/20	4.600%	241,531	282,192
CMO Series 2010-M4 Class A1
06/25/20	2.520%	4,093,627	4,304,887
Government National Mortgage Association (a)
CMO Series 2009-105 Class A
12/16/50	3.456%	4,592,831	4,781,030
CMO Series 2009-114 Class A
12/16/38	3.103%	3,743,004	3,876,934
CMO Series 2009-63 Class A
01/16/38	3.400%	2,661,900	2,776,266
CMO Series 2009-71 Class A
04/16/38	3.304%	3,144,218	3,264,092
CMO Series 2009-90 Class AC
01/16/33	3.137%	3,645,418	3,715,060
CMO Series 2010-13 Class A
08/16/22	2.461%	2,662,549	2,681,333
CMO Series 2010-141 Class A
08/16/31	1.864%	8,638,395	8,750,927
CMO Series 2010-159 Class A
01/16/33	2.159%	6,792,853	6,919,846
CMO Series 2010-16 Class AB
05/16/33	2.676%	1,114,659	1,135,077
CMO Series 2010-161 Class AB
05/16/35	2.110%	6,791,789	6,928,603
CMO Series 2010-18 Class A
12/16/50	3.100%	3,501,172	3,668,608
CMO Series 2010-22 Class AC
12/16/30	2.229%	1,680,613	1,696,945
CMO Series 2010-49 Class A
03/16/51	2.870%	1,804,775	1,856,592
CMO Series 2010-65 Class A
11/16/28	2.017%	1,066,597	1,068,792
CMO Series 2010-83 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
10/16/50	2.021%	$2,428,350	$2,451,730
CMO Series 2011-1 Class A
12/16/31	2.239%	10,383,437	10,575,950
CMO Series 2011-109 Class A
07/16/32	2.450%	9,642,355	9,869,030
CMO Series 2011-16 Class A
11/16/34	2.210%	11,066,730	11,285,185
CMO Series 2011-20 Class A
04/16/32	1.883%	12,386,759	12,569,921
CMO Series 2011-31 Class A
12/16/35	2.210%	11,112,284	11,360,332
CMO Series 2011-49 Class A
07/16/38	2.450%	12,249,407	12,637,162
CMO Series 2011-53 Class A
12/16/34	2.360%	10,488,740	10,773,215
CMO Series 2011-64 Class A
08/16/34	2.380%	14,424,756	14,757,809
CMO Series 2012-1 Class AB
09/16/33	1.999%	4,115,352	4,211,093
CMO Series 2012-2 Class A
06/16/31	1.862%	4,382,741	4,477,483
CMO Series 2012-55 Class A
08/16/33	1.704%	5,049,806	5,137,530
CMO Series 2012-58 Class A
01/16/40	2.500%	9,254,825	9,631,598

Total Commercial Mortgage-Backed Securities - Agency (Cost: $179,523,171)			$182,936,276

Commercial Mortgage-Backed Securities - Non-Agency 1.6%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (a)(b)
02/13/42	4.933%	180,000	196,863
Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5 (a)
10/15/41	4.733%	110,000	117,538
Commercial Mortgage Pass-Through Certificates Series 2006-C8 Class AAB (a)
12/10/46	5.291%	3,731,279	3,871,384
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2 (a)(b)
05/10/40	5.640%	105,000	108,285
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 (a)(b)
08/10/38	5.396%	7,655,000	8,210,485
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4 (a)(g)
02/15/46	4.717%	175,000	206,209
Morgan Stanley Capital I, Inc. Series 2003-IQ6 Class A4 (a)
12/15/41	4.970%	357,457	371,493

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Reremic Trust (a)(b)(g)
Series 2009-GG10 Class A4A
08/12/45	5.983%	$1,200,000	$1,409,598
Series 2010-GG10 Class A4A
08/15/45	5.983%	800,000	939,732
ORES NPL LLC Series 2012-LV1 Class A (a)(g)
09/25/44	4.000%	7,100,000	7,160,046
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 (a)(b)
10/15/44	5.413%	31,258	35,020

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $22,384,548)			$22,626,653

Asset-Backed Securities - Agency —%
Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	85,875	95,364

Total Asset-Backed Securities - Agency (Cost: $85,874)			$95,364

Asset-Backed Securities - Non-Agency 2.8%
Aames Mortgage Investment Trust Series 2005-3 Class A2 (b)(g)
08/25/35	0.477%	2,920,656	2,836,769
Access Group, Inc. Series 2007A Class A2 (b)
08/25/26	0.557%	3,058,241	2,892,655
American Credit Acceptance Receivables Trust Series 2012-2 Class A (g)
07/15/16	1.890%	6,596,989	6,599,504
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (b)
05/25/36	0.317%	305,701	305,259
Chesapeake Funding LLC Series 2011-2A Class A (b)(g)
04/07/24	1.478%	3,000,000	2,991,469
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (b)
01/25/36	0.557%	4,362,308	4,281,395
Entergy Gulf States Reconstruction Funding LLC CMO Series 2007-A Class A1
10/01/13	5.510%	8,418	8,422
Exeter Automobile Receivables Trust Series 2012-2A Class B (g)
12/15/17	2.220%	1,850,000	1,849,801
First Investors Auto Owner Trust Series 2011-2A Class A2 (g)
08/15/17	2.600%	3,275,236	3,311,457

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (b)
07/01/21	0.860%	$1,346,326	$1,347,172
RAMP Trust Series 2004-RS8 Class AI4 (b)
06/25/32	5.060%	409,845	417,367
SLM Student Loan Trust Series 2012-A Class A1 (b)(g)
08/15/25	1.621%	1,921,552	1,948,302
SMART Trust Series 2011-2USA Class A4A (g)
04/14/17	2.310%	6,400,000	6,553,741
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	1,400,000	1,433,266
Sierra Receivables Funding Co. LLC Series 2010-2A Class A (g)
11/20/25	3.840%	1,513,266	1,542,589
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1 (b)
06/25/36	0.667%	2,277,477	2,259,537

Total Asset-Backed Securities - Non-Agency (Cost: $40,085,815)			$40,578,705

U.S. Treasury Obligations 2.1%
U.S. Treasury (h)
03/15/15	0.375%	30,000,000	30,072,660

Total U.S. Treasury Obligations (Cost: $29,888,164)			$30,072,660

U.S. Government & Agency Obligations 20.3%
Federal Farm Credit Banks (b)
08/22/13	0.237%	22,000,000	22,010,340
04/21/14	0.256%	13,545,000	13,554,942
06/13/14	0.410%	12,000,000	12,025,716
Federal Home Loan Banks (b)
04/24/14	0.370%	22,300,000	22,339,226
Federal Home Loan Mortgage Corp.
10/15/13	0.375%	69,450,000	69,565,565
08/20/14	1.000%	40,850,000	41,350,984
Federal National Mortgage Association
09/17/13	1.125%	4,220,000	4,253,794
10/26/15	1.625%	81,149,000	84,115,564
Federal National Mortgage Association (b)
03/04/14	0.296%	23,000,000	23,009,459
Private Export Funding Corp. U.S. Government Guaranty
10/15/14	3.050%	4,150,000	4,369,677

Total U.S. Government & Agency Obligations (Cost: $292,927,583)			$296,595,267

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls 0.3%
Put-OTC 1-Year Interest Rate Swap(i)	150,000,000	1.70	Sept. 2013	$3,778,980

Total Options Purchased Calls (Cost: $3,135,000)				$3,778,980

Options Purchased Puts 0.1%
Put-OTC 5-Year Interest Rate Swap(i)	100,000,000	4.00	Aug. 2017	$1,782,240

Total Options Purchased Puts (Cost: $2,202,500)				$1,782,240

	Shares	Value

Money Market Funds 14.4%
Columbia Short-Term Cash Fund, 0.151% (j)(k)	210,879,994	$210,879,994

Total Money Market Funds (Cost: $210,879,994)		$210,879,994

Total Investments (Cost: $1,692,108,945) (l)		$1,709,473,132(m)
Other Assets & Liabilities, Net		(249,071,362)
Net Assets		$1,460,401,770

Investments in Derivatives Futures Contracts Outstanding at September 30, 2012

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(22)	(3,286,250)	December 2012	—	(377)
U.S. Treasury Note, 5-year	(730)	(90,981,951)	January 2013	—	(418,020)
U.S. Treasury Note, 10-year	(673)	(89,834,988)	December 2012	—	(383,519)
Total				—	(801,916)

Notes to Portfolio of Investments

(a)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(c)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $5,198, representing less than 0.01% of net assets. Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost($)
American Mortgage Trust
Series 2093-3 Class 3A
8.188% 07/27/23	04-27-95	1,644
Comfed Savings Bank
CMO Series 1987-1 Class A
3.284% 01/25/18	05-07-07	3,938

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2012, the value of these securities amounted to $5,676,043, which represents 0.39% of net assets.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $106,202,711 or 7.27% of net assets.

(h)

At September 30, 2012, investments in securities included securities valued at $1,804,360 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)	Purchased Swaptions Outstanding at September 30, 2012:

Description	Counterparty	Floating Rate Index	Fund Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	August 17, 2017	100,000,000	2,202,500	1,782,240
Put - OTC 1-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Pay	1.700	September 18, 2013	150,000,000	3,135,000	3,778,980

(j)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost($)	Purchase Cost($)	Sales Cost/ Proceeds from Sales($)	Realized Gain/Loss($)	Ending Cost($)	Dividends or Interest Income($)	Value($)
Columbia Short-Term Cash Fund	85,221,990	703,381,394	(577,723,390)	—	210,879,994	118,745	210,879,994

(l)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $1,692,109,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,643,000
Unrealized Depreciation	(2,279,000)
Net Unrealized Appreciation	$17,364,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	20,415,715	—	20,415,715
Residential Mortgage-Backed Securities - Agency	—	816,820,074	8,209,238	825,029,312
Residential Mortgage-Backed Securities - Non-Agency	—	42,510,215	32,171,751	74,681,966
Commercial Mortgage-Backed Securities - Agency	—	182,936,276	—	182,936,276
Commercial Mortgage-Backed Securities - Non-Agency	—	22,626,653	—	22,626,653
Asset-Backed Securities - Agency	—	95,364	—	95,364
Asset-Backed Securities - Non-Agency	—	40,578,705	—	40,578,705
U.S. Treasury Obligations	30,072,660	—	—	30,072,660
U.S. Government & Agency Obligations	—	296,595,267	—	296,595,267
Total Bonds	30,072,660	1,422,578,269	40,380,989	1,493,031,918

Other
Options Purchased Calls	—	3,778,980	—	3,778,980
Options Purchased Puts	—	1,782,240	—	1,782,240
Money Market Funds	210,879,994	—	—	210,879,994
Total Other	210,879,994	5,561,220	—	216,441,214

Investments in Securities	240,952,654	1,428,139,489	40,380,989	1,709,473,132
Derivatives
Liabilities
Futures Contracts	(801,916)	—	—	(801,916)
Total	240,150,738	1,428,139,489	40,380,989	1,708,671,216

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities – Agency ($)	Residential Mortgage-Backed Securities Non-Agency ($)	Total ($)
Balance as of December 31, 2011	—	1,466	1,466
Accrued discounts/premiums	(2,934)	25,577	22,643
Realized gain (loss)	—	(1,059)	(1,059)
Change in unrealized appreciation (depreciation)(a)	63,009	138,192	201,201
Sales	(28,326,433)	(221,675)	(28,548,108)
Purchases	36,475,596	32,229,557	68,705,153
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(307)	(307)
Balance as of September 30, 2012	8,209,238	32,171,751	40,380,989

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $201,193, which is comprised Of Residential Mortgage-Backed Securities-Agency of $63,001 and Residential Mortgage-Backed Securities-Non-Agency of $138,192.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Residential Backed Mortgage Securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, September 30, 2012.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Investments in Affiliated Funds

Variable Portfolio – Aggressive Portfolio

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 80.1%
Dividend Income 5.6%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	12,729,163	$180,881,404
Global Real Estate 1.0%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	2,691,450	32,378,150
International 20.3%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Class 1 (a)	4,492,972	67,080,079
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	5,780,517	67,053,993
Variable Portfolio – DFA International Value Fund, Class 1 (a)	17,394,037	159,677,257
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	17,918,731	203,198,411
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	3,281,967	38,300,551
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	11,684,358	122,335,230
Total		657,645,521
U.S. Large Cap 37.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	5,095,455	53,451,327
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	4,765,439	53,277,601
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	14,171,383	185,503,402
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	5,845,231	76,163,361
Variable Portfolio – Davis New York Venture Fund, Class 1 (a)(b)	8,547,442	91,628,578
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	15,235,875	189,229,567
Variable Portfolio – Marsico Growth Fund, Class 1 (a)(b)	13,757,621	185,040,001
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	14,148,741	189,876,108
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	14,099,175	185,545,143
Total		1,209,715,088
U.S. Mid Cap 10.1%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	1,658,375	23,034,827

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	7,732,514	$87,764,039
Variable Portfolio – Goldman Sachs Mid Cap Value Fund, Class 1 (a)(b)	8,848,821	105,743,410
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	8,343,890	112,308,755
Total		328,851,031
U.S. Small Cap 5.8%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	3,648,314	48,850,933
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	8,771,113	140,600,940
Total		189,451,873
Total Equity Funds (Cost: $2,135,576,242)		$2,598,923,067

Fixed-Income Funds 18.5%
Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	1,011,173	10,677,989
Floating Rate 1.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	5,031,252	50,111,265
Global Bond 1.7%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	4,490,087	54,554,556
Inflation Protected Securities 2.4%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Class 1 (a)	8,238,133	77,438,455
Investment Grade 11.1%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	4,272,970	47,643,611
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	6,137,208	65,054,405
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1 (a)	2,743,715	28,754,135
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	5,028,816	56,725,044
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	5,112,022	56,641,200
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	3,128,654	32,882,157
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	6,952,396	71,818,252
Total		359,518,804

	Shares	Value

Fixed-Income Funds (continued)
Multisector 1.5%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	5,409,163	$49,872,488
Total Fixed-Income Funds (Cost: $585,056,226)		$602,173,557

Alternative Investments 1.4%
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)(b)	3,696,523	37,113,084
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	790,112	8,043,344
Total Alternative Investments (Cost: $45,621,673)		$45,156,428

	Shares	Value

Money Market Funds —%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.013%(a)(c)	3	$3
Total Money Market Funds (Cost: $3)		$3
Total Investments in Affiliated Funds
(Cost: $2,766,254,144)		$3,246,253,055(d)
Other Assets and Liabilities		(15,339)
Net Assets		$3,246,237,716

Notes to Investments in Affiliated Funds

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund	9	3	(9)	—	3	—	—	3
Columbia Variable Portfolio – Contrarian Core Fund	—	51,407,800	(2,451,652)	1,029	48,957,177	—	—	53,451,327
Columbia Variable Portfolio – Diversified Bond Fund	53,451,602	5,540,433	(12,010,539)	190,424	47,171,920	1,229,473	1,901,586	47,643,611
Columbia Variable Portfolio – Dividend Opportunity Fund	158,808,095	198,352	(19,855,866)	3,039,551	142,190,132	—	—	180,881,404
Columbia Variable Portfolio – Emerging Markets Bond Fund	—	13,038,088	(3,096,104)	29,270	9,971,254	—	132,362	10,677,989
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	62,508,886	5,820,676	(3,291,336)	(55,682)	64,982,544	1,525,076	271,882	67,080,079
Columbia Variable Portfolio – Global Bond Fund	58,630,760	4,508,643	(12,402,261)	629,334	51,366,476	284,654	1,437,460	54,554,556
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	109,396,099	7,236,008	(38,818,822)	586,400	78,399,685	946,472	3,463,282	77,438,455

Columbia Variable Portfolio – Limited Duration Credit Fund	77,527,856	4,917,582	(21,336,676)	1,210,004	62,318,766	—	1,831,073	65,054,405
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	—	22,201,930	(430,837)	3,949	21,775,042	—	—	23,034,827
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	80,728,117	122,558	(11,771,560)	1,581,415	70,660,530	—	—	87,764,039
Columbia Variable Portfolio – Select Large-Cap Value Fund	—	51,315,896	(2,483,264)	5,242	48,837,874	—	—	53,277,601
Columbia Variable Portfolio – Short Duration U.S. Government Fund	25,703,085	5,422,403	(2,655,802)	33,946	28,503,632	—	291,773	28,754,135
Columbia Variable Portfolio – Strategic Income Fund	58,866,755	3,805,659	(19,003,512)	2,147,887	45,816,789	—	1,891,854	49,872,488
Variable Portfolio – American Century Diversified Bond Fund	24,310,866	31,607,199	(1,229,713)	110,974	54,799,326	398,889	1,268,734	56,725,044
Variable Portfolio – American Century Growth Fund	161,959,502	205,367	(31,398,175)	6,430,083	137,196,777	—	—	185,503,402
Variable Portfolio – AQR Managed Futures Strategy Fund	—	38,721,921	(1,045,653)	48,579	37,724,847	—	—	37,113,084
Variable Portfolio – Columbia Wanger International Equities Fund	59,745,789	3,634,695	(4,357,266)	436,923	59,460,141	1,116,979	707,130	67,053,993
Variable Portfolio – Columbia Wanger U.S. Equities Fund	72,080,549	84,573	(17,074,297)	3,397,746	58,488,571	—	—	76,163,361
Variable Portfolio – Davis New York Venture Fund	122,615,982	119,812	(56,919,091)	9,155,077	74,971,780	—	—	91,628,578
Variable Portfolio – DFA International Value Fund	162,530,525	20,836,258	(17,611,903)	(1,713,090)	164,041,790	—	3,112,668	159,677,257
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	59,771,098	5,831,684	(17,524,766)	1,088,121	49,166,137	431,298	2,598,506	50,111,265
Variable Portfolio – Eaton Vance Global Macro Advantage Fund	—	10,312,138	(2,378,209)	(37,103)	7,896,826	—	—	8,043,344
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	89,983,036	89,723	(7,497,924)	1,282,700	83,857,535	—	—	105,743,410
Variable Portfolio – Invesco International Growth Fund	178,892,399	14,888,114	(15,840,517)	1,424,979	179,364,975	4,027,153	2,685,201	203,198,411
Variable Portfolio – J.P. Morgan Core Bond Fund	24,403,130	31,564,917	(1,100,936)	92,469	54,959,580	142,444	1,371,954	56,641,200
Variable Portfolio – Jennison Mid Cap Growth Fund	90,802,049	121,790	(10,365,332)	2,287,225	82,845,732	—	—	112,308,755
Variable Portfolio – Marsico Growth Fund	161,599,412	205,367	(26,332,559)	6,172,003	141,644,223	—	—	185,040,001

Variable Portfolio – MFS Value Fund	168,166,593	209,350	(26,807,217)	4,834,959	146,403,685	—	—	189,229,567
Variable Portfolio – Mondrian International Small Cap Fund	33,085,318	3,324,625	(3,315,930)	449,524	33,543,537	1,999,331	752,137	38,300,551
Variable Portfolio – Morgan Stanley Global Real Estate Fund	30,248,314	824,754	(4,878,016)	597,495	26,792,547	560,215	109,734	32,378,150
Variable Portfolio – NFJ Dividend Value Fund	157,664,406	207,257	(26,181,987)	5,971,909	137,661,585	—	—	189,876,108
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	166,695,202	205,367	(27,118,129)	5,911,473	145,693,913	—	—	185,545,143
Variable Portfolio – Partners Small Cap Growth Fund	54,044,514	56,339	(24,492,332)	6,382,324	35,990,845	—	—	48,850,933
Variable Portfolio – Partners Small Cap Value Fund	123,642,662	855,874	(10,161,676)	1,418,632	115,755,492	—	—	140,600,940
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	29,396,852	4,416,442	(1,709,947)	98,715	32,202,062	558,891	613,874	32,882,157
Variable Portfolio – Pyramis® International Equity Fund	122,804,833	8,173,208	(17,281,865)	763,640	114,459,816	1,957,642	2,213,362	122,335,230
Variable Portfolio – Wells Fargo Short Duration Government Fund	77,839,534	4,848,161	(12,775,256)	468,159	70,380,598	525,005	815,264	71,818,252
Total	2,857,903,829	356,880,966	(515,006,936)	66,476,285	2,766,254,144	15,703,522	27,469,836	3,246,253,055

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Notes to Investments in Affiliated Funds

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in Active	Other Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	3,246,253,055	—	—	3,246,253,055

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 26.7%
Aerospace & Defense 0.2%
Bombardier, Inc. Senior Unsecured (a)
03/15/22	5.750%	$800,000	$820,000
L-3 Communications Corp. (b)
07/15/20	4.750%	1,040,000	1,148,204
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	2,450,000	2,772,755
Northrop Grumman Corp. Senior Unsecured (b)
08/01/14	3.700%	500,000	527,285
Raytheon Co. Senior Unsecured (b)
02/15/20	4.400%	1,200,000	1,390,367
Total			6,658,611
Agencies 0.4%
Ally Financial, Inc. FDIC Government Guaranty
10/30/12	1.750%	10,000,000	10,012,627
Automotive 0.5%
American Honda Finance Corp. (a)
Senior Unsecured
09/21/15	2.500%	2,500,000	2,597,558
American Honda Finance Corp. (a)(b)
09/11/17	1.500%	820,000	823,428
Daimler Finance North America LLC (a)
07/31/15	1.300%	2,290,000	2,299,011
09/15/16	2.625%	2,480,000	2,587,382
Ford Motor Credit Co. LLC (b)
Senior Unsecured
10/01/13	7.000%	450,000	475,668
09/15/15	5.625%	1,340,000	1,464,711
05/15/18	5.000%	1,320,000	1,441,074
08/02/21	5.875%	2,070,000	2,341,915
Nissan Motor Acceptance Corp. Senior Unsecured (a)
01/30/13	3.250%	1,000,000	1,007,120
Total			15,037,867
Banking 5.4%
American Express Centurion Bank
09/13/17	6.000%	3,000,000	3,639,087
American Express Credit Corp.
Senior Unsecured
09/15/15	2.750%	2,730,000	2,876,041
09/19/16	2.800%	740,000	786,790
American Express Credit Corp. (b)
Senior Unsecured
03/24/17	2.375%	1,000,000	1,051,849
BB&T Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
03/15/16	3.200%	$1,010,000	$1,084,766
BB&T Corp. (b)
Senior Unsecured
04/30/14	5.700%	722,000	777,967
Bank of America Corp.
Senior Unsecured
05/01/13	4.900%	1,960,000	2,005,519
04/01/15	4.500%	2,330,000	2,495,887
08/01/16	6.500%	3,450,000	3,989,959
07/01/20	5.625%	2,670,000	3,029,154
Bank of America Corp. (b)
Senior Unsecured
01/24/22	5.700%	4,960,000	5,825,823
Bank of America NA Subordinated Notes
03/15/17	5.300%	2,675,000	2,970,438
Bank of Nova Scotia Senior Unsecured
01/12/17	2.550%	1,180,000	1,248,610
Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	600,000	791,891
Capital One Financial Corp.
Senior Unsecured
03/23/15	2.150%	1,370,000	1,404,716
Capital One Financial Corp. (b)
Senior Unsecured
07/15/21	4.750%	1,450,000	1,646,153
Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%	6,110,000	6,696,090
05/19/15	4.750%	2,000,000	2,152,974
05/15/18	6.125%	5,930,000	7,020,035
01/14/22	4.500%	1,630,000	1,780,158
Citigroup, Inc. (b)
Senior Unsecured
01/10/17	4.450%	1,890,000	2,075,934
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect Bank Guaranteed
01/19/17	3.375%	1,340,000	1,422,289
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guaranteed
02/08/22	3.875%	2,190,000	2,324,225
Credit Suisse
Senior Unsecured
05/01/14	5.500%	1,560,000	1,666,039
03/23/15	3.500%	3,000,000	3,170,742
Deutsche Bank AG Senior Unsecured (b)
08/18/14	3.875%	2,000,000	2,101,168
Fifth Third Bancorp Senior Unsecured (b)
05/01/13	6.250%	1,780,000	1,837,606

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Goldman Sachs Group, Inc. (The)
Senior Notes
05/03/15	3.300%	$370,000	$385,011
02/01/41	6.250%	960,000	1,110,689
Senior Unsecured
01/15/15	5.125%	3,950,000	4,247,198
08/01/15	3.700%	1,570,000	1,655,950
03/15/20	5.375%	4,300,000	4,798,654
Goldman Sachs Group, Inc. (The) (b)
Senior Unsecured
02/07/16	3.625%	2,650,000	2,795,459
01/24/22	5.750%	3,100,000	3,570,816
HSBC Bank PLC Senior Notes (a)
06/28/15	3.500%	1,660,000	1,761,823
HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	1,170,000	1,351,628
Subordinated Notes
06/01/38	6.800%	750,000	915,705
ING Bank NV (a)
09/25/15	2.000%	840,000	841,256
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	1,090,000	1,162,213
07/05/16	3.150%	5,000,000	5,288,445
01/15/18	6.000%	2,875,000	3,427,759
03/25/20	4.950%	800,000	913,750
10/15/20	4.250%	1,610,000	1,759,076
JPMorgan Chase & Co. (b)
Senior Notes
05/10/21	4.625%	750,000	838,349
Senior Unsecured
10/02/17	6.400%	900,000	1,082,114
JPMorgan Chase Bank NA Subordinated Notes
06/13/16	5.875%	4,270,000	4,910,257
Morgan Stanley
Senior Unsecured
04/28/15	6.000%	2,800,000	3,034,497
09/23/19	5.625%	2,150,000	2,346,110
07/28/21	5.500%	520,000	569,081
Morgan Stanley (b)
Senior Unsecured
04/01/18	6.625%	2,930,000	3,366,394
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	1,090,000	1,357,343
PNC Bank NA Subordinated Notes (b)
12/07/17	6.000%	2,200,000	2,629,295
PNC Funding Corp. Bank Guaranteed
02/08/15	3.625%	660,000	701,229

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Royal Bank of Scotland PLC (The) Bank Guaranteed
03/16/16	4.375%	$4,500,000	$4,846,689
SunTrust Banks, Inc. Senior Unsecured
04/15/16	3.600%	300,000	320,510
Toronto-Dominion Bank (The)
Senior Unsecured
07/14/16	2.500%	1,000,000	1,057,341
10/19/16	2.375%	1,800,000	1,893,316
U.S. Bancorp
Senior Unsecured
06/14/13	2.000%	670,000	677,823
03/15/22	3.000%	740,000	774,704
Subordinated Notes
07/15/22	2.950%	630,000	635,994
U.S. Bancorp (b)
02/01/16	3.442%	1,190,000	1,249,543
UBS AG Senior Unsecured
12/20/17	5.875%	4,140,000	4,900,671
Wachovia Bank NA Subordinated Notes
02/01/37	5.850%	850,000	1,069,038
Wells Fargo & Co.
Senior Notes
07/01/15	1.500%	830,000	843,965
Senior Unsecured
12/11/17	5.625%	560,000	672,348
04/01/21	4.600%	1,350,000	1,559,386
03/08/22	3.500%	900,000	959,811
Wells Fargo & Co. (b)
Senior Unsecured
05/08/17	2.100%	3,460,000	3,579,664
Wells Fargo & Co. (c)
Senior Unsecured
06/15/16	3.676%	1,430,000	1,556,584
Total			151,289,398
Brokerage 0.1%
Jefferies Group, Inc. Senior Unsecured
04/13/18	5.125%	1,300,000	1,319,500
Chemicals 0.6%
Ashland, Inc. Senior Unsecured (a)(b)
08/15/22	4.750%	1,000,000	1,022,500
CF Industries, Inc.
05/01/20	7.125%	1,040,000	1,305,200
CF Industries, Inc. (b)
05/01/18	6.875%	2,350,000	2,867,000
Dow Chemical Co. (The)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
02/15/15	5.900%	$2,760,000	$3,074,941
Dow Chemical Co. (The) (b)
Senior Unsecured
02/15/16	2.500%	1,150,000	1,198,323
Eastman Chemical Co. Senior Unsecured
08/15/22	3.600%	2,000,000	2,106,808
Ecolab Inc. Senior Unsecured (b)
12/08/16	3.000%	1,120,000	1,204,230
Ecolab, Inc. Senior Unsecured
12/08/21	4.350%	2,580,000	2,926,935
PPG Industries, Inc. Senior Unsecured (b)
08/15/22	2.700%	570,000	571,607
Total			16,277,544
Construction Machinery 0.2%
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	2,000,000	2,065,450
Deere & Co.
Senior Unsecured
10/16/29	5.375%	1,450,000	1,858,138
06/09/42	3.900%	1,250,000	1,292,974
John Deere Capital Corp. Senior Unsecured
06/17/13	1.875%	1,000,000	1,010,946
Total			6,227,508
Consumer Cyclical Services 0.1%
Corrections Corp. of America
06/01/17	7.750%	2,950,000	3,163,875
Consumer Products 0.2%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	840,000	856,519
Jarden Corp. (b)
05/01/16	8.000%	2,350,000	2,508,625
Procter & Gamble Co. (The) Senior Unsecured
08/15/16	1.450%	2,000,000	2,060,062
Total			5,425,206
Diversified Manufacturing 0.4%
General Electric Co.
Senior Unsecured
02/01/13	5.000%	3,000,000	3,045,328
12/06/17	5.250%	2,300,000	2,721,321
United Technologies Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Senior Unsecured
02/01/19	6.125%	$1,250,000	$1,563,692
06/01/22	3.100%	1,000,000	1,065,624
04/15/40	5.700%	1,420,000	1,844,495
06/01/42	4.500%	1,710,000	1,916,542
Total			12,157,002
Electric 1.2%
AES Corp. (The) Senior Unsecured (b)
10/15/17	8.000%	1,680,000	1,940,400
CMS Energy Corp. Senior Unsecured (b)
06/15/19	8.750%	2,300,000	2,990,000
Cleveland Electric Illuminating Co. (The) Senior Unsecured
04/01/17	5.700%	571,000	645,316
Consumers Energy Co. 1st Mortgage
05/15/22	2.850%	490,000	511,530
DPL, Inc. Senior Unsecured (a)(b)
10/15/16	6.500%	1,000,000	1,097,500
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	1,880,000	2,345,050
09/15/22	2.750%	1,240,000	1,247,849
Dominion Resources, Inc. (b)
Senior Unsecured
08/01/41	4.900%	1,770,000	2,063,407
Duke Energy Carolinas LLC
11/15/18	7.000%	700,000	915,500
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	3,000,000	3,180,066
09/15/21	3.550%	930,000	989,649
Edison International Senior Unsecured
09/15/17	3.750%	1,200,000	1,288,990
Exelon Generation Co. LLC Senior Unsecured (b)
10/01/19	5.200%	1,370,000	1,555,469
FirstEnergy Solutions Corp. (b)
08/15/21	6.050%	1,460,000	1,637,816
Florida Power Corp. 1st Mortgage
09/15/37	6.350%	1,000,000	1,355,938
Georgia Power Co. Senior Unsecured (b)
03/15/42	4.300%	700,000	746,722

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Ipalco Enterprises, Inc. Senior Secured (b)
05/01/18	5.000%	$510,000	$534,225
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	700,000	789,610
Northern States Power Co. 1st Mortgage
08/15/42	3.400%	760,000	730,144
PacifiCorp 1st Mortgage (b)
01/15/39	6.000%	1,000,000	1,350,154
Pacific Gas & Electric Co.
Senior Unsecured
03/01/37	5.800%	990,000	1,264,947
04/15/42	4.450%	530,000	579,275
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	900,000	916,531
Public Service Co. of Colorado 1st Mortgage
08/15/41	4.750%	480,000	567,660
San Diego Gas & Electric Co. 1st Mortgage
08/15/21	3.000%	2,050,000	2,192,178
Southern Power Co. Senior Unsecured (b)
09/15/41	5.150%	500,000	573,070
Xcel Energy, Inc. Senior Unsecured (b)
09/15/41	4.800%	540,000	622,224
Total			34,631,220
Entertainment 0.4%
Time Warner, Inc.
03/15/20	4.875%	2,000,000	2,309,706
05/01/32	7.700%	1,500,000	2,106,522
Time Warner, Inc. (b)
07/15/15	3.150%	1,530,000	1,631,179
06/15/42	4.900%	1,000,000	1,097,178
Viacom, Inc. (b)
Senior Unsecured
09/15/14	4.375%	1,560,000	1,668,317
03/01/21	4.500%	1,330,000	1,510,424
06/15/22	3.125%	1,270,000	1,311,697
Total			11,635,023
Environmental 0.3%
Republic Services, Inc.
09/15/19	5.500%	390,000	460,478
06/01/22	3.550%	1,000,000	1,050,346
Republic Services, Inc. (b)
03/01/20	5.000%	770,000	891,744

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Environmental (continued)
Waste Management, Inc.
09/01/16	2.600%	$2,580,000	$2,708,288
06/30/20	4.750%	2,000,000	2,294,108
Total			7,404,964
Food and Beverage 1.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	2,400,000	3,246,902
01/15/20	5.375%	1,900,000	2,359,175
Anheuser-Busch InBev Worldwide, Inc. (b)
11/15/14	5.375%	400,000	440,021
Anheuser-Busch Inbev Worldwide, Inc.
07/15/42	3.750%	1,530,000	1,533,765
Coca-Cola Co. (The) Senior Unsecured (b)
09/01/16	1.800%	1,970,000	2,052,523
Dr. Pepper Snapple Group, Inc.
01/15/16	2.900%	800,000	847,315
11/15/21	3.200%	1,330,000	1,383,515
General Mills, Inc.
Senior Unsecured
08/15/13	5.250%	3,000,000	3,124,401
12/15/21	3.150%	1,330,000	1,384,073
Kellogg Co. Senior Unsecured
05/30/16	4.450%	1,000,000	1,118,944
Kraft Foods Group, Inc. (a)
08/23/18	6.125%	844,000	1,043,607
06/04/42	5.000%	1,260,000	1,405,627
Mead Johnson Nutrition Co.
Senior Unsecured
11/01/14	3.500%	1,500,000	1,561,391
11/01/39	5.900%	400,000	493,212
Mondelez International, Inc.
Senior Unsecured
02/01/18	6.125%	298,000	363,833
02/10/20	5.375%	897,000	1,082,110
02/09/40	6.500%	1,500,000	2,038,619
PepsiCo, Inc.
Senior Unsecured
08/25/21	3.000%	1,680,000	1,782,845
11/01/40	4.875%	450,000	536,017
08/13/42	3.600%	1,020,000	1,002,349
Pernod-Ricard SA (a)
Senior Unsecured
01/15/17	2.950%	1,520,000	1,585,816
01/15/22	4.450%	540,000	595,325
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	3,300,000	3,451,671
01/15/22	3.750%	1,480,000	1,607,187
SABMiller PLC Senior Unsecured (a)
08/15/13	5.500%	830,000	861,321

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Tyson Foods, Inc.
04/01/16	6.850%	$1,000,000	$1,147,500
Total			38,049,064
Gaming —%
International Game Technology Senior Unsecured (b)
06/15/20	5.500%	1,000,000	1,093,858
Gas Distributors 0.1%
Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,005,000	1,196,723
02/15/19	9.800%	1,000,000	1,410,050
Total			2,606,773
Gas Pipelines 1.2%
El Paso LLC Senior Unsecured (b)
06/01/18	7.250%	2,200,000	2,541,000
El Paso Pipeline Partners Operating Co. LLC (b)
04/01/20	6.500%	1,640,000	1,945,591
Enbridge Energy Partners LP
Senior Unsecured
03/15/20	5.200%	1,620,000	1,852,033
09/15/40	5.500%	630,000	710,498
Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	900,000	1,038,537
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,069,135
02/01/41	5.950%	1,590,000	1,880,849
02/15/43	4.450%	1,000,000	989,098
Enterprise Products Operating LLC (b)
09/01/20	5.200%	2,550,000	3,003,903
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/22	3.950%	700,000	751,954
09/01/39	6.500%	1,650,000	1,995,434
Kinder Morgan Energy Partners LP (b)
Senior Unsecured
02/15/20	6.850%	2,085,000	2,618,677
09/15/20	5.300%	900,000	1,049,101
Magellan Midstream Partners LP Senior Unsecured
07/15/19	6.550%	1,480,000	1,821,994
NiSource Finance Corp.
12/01/21	4.450%	760,000	845,168
NiSource Finance Corp. (b)
02/15/43	5.250%	770,000	859,299
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	1,280,000	1,390,738
05/01/19	8.750%	850,000	1,142,955
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
06/01/22	3.650%	$1,500,000	$1,592,404
TransCanada PipeLines Ltd Senior Unsecured
08/01/22	2.500%	1,500,000	1,517,378
Williams Partners LP
Senior Unsecured
08/15/22	3.350%	1,270,000	1,298,190
Williams Partners LP (b)
Senior Unsecured
02/15/15	3.800%	250,000	265,071
11/15/20	4.125%	1,920,000	2,083,611
Total			34,262,618
Health Care 0.7%
Covidien International Finance SA
06/15/13	1.875%	2,000,000	2,019,302
06/15/22	3.200%	740,000	781,930
Express Scripts Holding Co.
06/15/19	7.250%	3,493,000	4,513,767
Express Scripts Holding Co. (a)
02/15/17	2.650%	4,150,000	4,348,797
HCA, Inc. Senior Secured (b)
02/15/20	7.875%	2,370,000	2,663,288
NYU Hospitals Center Secured
07/01/42	4.428%	1,000,000	1,016,240
Thermo Fisher Scientific, Inc.
Senior Unsecured
01/15/18	1.850%	770,000	782,774
08/15/21	3.600%	2,290,000	2,450,300
Universal Health Services, Inc. Senior Secured
06/30/16	7.125%	1,860,000	2,115,750
Total			20,692,148
Healthcare Insurance 0.1%
WellPoint, Inc.
Senior Unsecured
05/15/22	3.125%	1,000,000	998,162
08/15/40	5.800%	500,000	579,249
Total			1,577,411
Home Construction —%
Toll Brothers Finance Corp.
11/15/12	6.875%	450,000	452,470
11/01/19	6.750%	675,000	769,966
Total			1,222,436
Independent Energy 1.0%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	2,800,000	3,244,354
09/15/36	6.450%	1,370,000	1,697,351

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Apache Corp. Senior Unsecured
04/15/43	4.750%	$1,400,000	$1,599,706
ConocoPhillips
02/01/19	5.750%	2,000,000	2,485,708
Devon Energy Corp.
Senior Unsecured
05/15/17	1.875%	700,000	713,563
07/15/41	5.600%	1,810,000	2,147,493
EOG Resources, Inc. Senior Unsecured
06/01/19	5.625%	750,000	921,002
Hess Corp. Senior Unsecured
01/15/40	6.000%	940,000	1,140,613
Newfield Exploration Co. Senior Subordinated Notes (b)
02/01/20	6.875%	1,400,000	1,536,500
Nexen, Inc.
Senior Unsecured
07/30/19	6.200%	1,840,000	2,229,044
03/10/35	5.875%	230,000	271,983
Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	2,140,000	2,311,476
Occidental Petroleum Corp.
Senior Unsecured
02/15/17	1.750%	890,000	921,465
02/15/23	2.700%	1,500,000	1,541,925
Pioneer Natural Resources Co. Senior Unsecured (b)
07/15/22	3.950%	1,250,000	1,327,845
Talisman Energy, Inc.
Senior Unsecured
06/01/19	7.750%	1,900,000	2,415,196
02/01/21	3.750%	920,000	959,647
Total			27,464,871
Integrated Energy 0.5%
BP Capital Markets PLC
03/11/16	3.200%	1,230,000	1,320,294
05/05/17	1.846%	900,000	919,310
10/01/20	4.500%	1,000,000	1,160,848
Cenovus Energy, Inc. Senior Unsecured
09/15/14	4.500%	1,000,000	1,072,656
ConocoPhillips Holding Co. Senior Unsecured (b)
04/15/29	6.950%	1,330,000	1,882,318
Shell International Finance BV
09/22/15	3.250%	1,225,000	1,323,490
08/21/22	2.375%	2,550,000	2,574,233
08/21/42	3.625%	1,650,000	1,673,854

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
Suncor Energy, Inc.
Senior Unsecured
06/01/18	6.100%	$1,753,000	$2,162,031
06/01/39	6.850%	470,000	646,800
Total			14,735,834
Life Insurance 0.8%
American International Group, Inc.
Senior Unsecured
01/16/18	5.850%	5,630,000	6,530,423
American International Group, Inc. (b)
Senior Unsecured
06/01/22	4.875%	1,060,000	1,194,574
Hartford Financial Services Group, Inc.
Senior Unsecured
10/15/16	5.500%	560,000	621,525
04/15/22	5.125%	1,240,000	1,392,820
Hartford Financial Services Group, Inc. (b)
Senior Unsecured
03/15/18	6.300%	1,130,000	1,309,285
Lincoln National Corp. Senior Unsecured (b)
02/15/20	6.250%	2,040,000	2,403,302
MetLife, Inc.
Senior Unsecured
06/01/16	6.750%	1,750,000	2,094,605
12/15/17	1.756%	1,040,000	1,048,138
MetLife, Inc. (b)
Senior Unsecured
08/13/42	4.125%	1,020,000	1,004,274
Principal Financial Group, Inc. (b)
09/15/22	3.300%	750,000	758,443
Prudential Financial, Inc.
Senior Unsecured
12/14/36	5.700%	510,000	570,058
Prudential Financial, Inc. (b)
Senior Unsecured
06/15/19	7.375%	1,460,000	1,846,314
06/21/20	5.375%	1,270,000	1,468,106
05/12/41	5.625%	730,000	821,157
Total			23,063,024
Lodging —%
Wyndham Worldwide Corp.
Senior Unsecured
12/01/16	6.000%	12,000	13,517
Wyndham Worldwide Corp. (b)
Senior Unsecured
03/01/17	2.950%	1,150,000	1,159,697
Total			1,173,214
Media Cable 1.1%
Comcast Corp.
03/15/16	5.900%	2,500,000	2,904,948
11/15/35	6.500%	2,120,000	2,737,592
05/15/38	6.400%	1,300,000	1,686,694

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
DIRECTV Holdings LLC/Financing Co., Inc.
10/01/14	4.750%	$1,500,000	$1,608,639
03/01/21	5.000%	1,900,000	2,128,532
03/15/22	3.800%	1,200,000	1,234,877
DIRECTV Holdings LLC/Financing Co., Inc. (b)
03/15/15	3.550%	4,700,000	4,977,812
DISH DBS Corp.
02/01/16	7.125%	1,420,000	1,569,100
DISH DBS Corp. (b)
10/01/13	7.000%	650,000	682,500
06/01/21	6.750%	720,000	784,800
Time Warner Cable, Inc.
07/01/18	6.750%	3,710,000	4,665,818
09/15/42	4.500%	1,060,000	1,057,114
Virgin Media Secured Finance PLC Senior Secured
01/15/18	6.500%	3,580,000	3,920,100
Total			29,958,526
Media Non-Cable 0.6%
Discovery Communications LLC
08/15/19	5.625%	1,350,000	1,629,099
Interpublic Group of Companies, Inc. (The) Senior Unsecured
07/15/17	10.000%	1,500,000	1,666,875
Lamar Media Corp. (b)
04/01/14	9.750%	1,500,000	1,680,000
NBCUniversal Media LLC
Senior Unsecured
04/30/20	5.150%	4,020,000	4,764,038
04/01/21	4.375%	2,080,000	2,358,587
News America, Inc.
08/15/39	6.900%	1,590,000	2,063,233
News America, Inc. (a)
09/15/22	3.000%	2,000,000	2,017,676
Omnicom Group, Inc. Senior Unsecured (b)
05/01/22	3.625%	1,200,000	1,267,441
Total			17,446,949
Metals 0.6%
AngloGold Ashanti Holdings PLC
04/15/20	5.375%	720,000	756,000
ArcelorMittal (b)
Senior Unsecured
08/05/20	5.500%	1,345,000	1,293,808
02/25/22	6.500%	1,620,000	1,598,977
Barrick North America Finance LLC (b)
05/30/21	4.400%	1,450,000	1,577,536
Newmont Mining Corp.
03/15/22	3.500%	1,200,000	1,217,305
10/01/39	6.250%	1,060,000	1,252,305
Peabody Energy Corp. (b)
11/01/16	7.375%	630,000	713,475

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
09/15/20	6.500%	$1,000,000	$1,022,500
Rio Tinto Finance USA Ltd.
11/02/20	3.500%	680,000	717,374
Teck Resources Ltd.
01/15/17	3.150%	1,000,000	1,039,775
Vale Overseas Ltd.
09/15/19	5.625%	3,240,000	3,645,058
09/15/20	4.625%	1,650,000	1,755,784
Vale SA Senior Unsecured
09/11/42	5.625%	500,000	508,661
Total			17,098,558
Non-Captive Consumer 0.1%
HSBC Finance Corp. Senior Unsecured (b)
07/15/13	4.750%	600,000	617,453
SLM Corp.
Senior Unsecured
10/01/13	5.000%	1,750,000	1,813,437
SLM Corp. (b)
Senior Notes
01/25/16	6.250%	1,110,000	1,204,350
Total			3,635,240
Non-Captive Diversified 0.9%
General Electric Capital Corp.
Senior Unsecured
11/09/15	2.250%	2,000,000	2,071,264
04/27/17	2.300%	970,000	997,102
09/15/17	5.625%	2,000,000	2,355,326
08/07/19	6.000%	4,100,000	4,986,793
10/17/21	4.650%	2,690,000	3,014,882
01/14/38	5.875%	900,000	1,072,495
Subordinated Notes
02/11/21	5.300%	1,460,000	1,675,448
General Electric Capital Corp. (b)
Senior Unsecured
11/14/14	3.750%	4,000,000	4,239,880
09/16/20	4.375%	2,820,000	3,109,913
International Lease Finance Corp.
Senior Unsecured
04/01/15	4.875%	400,000	415,765
05/15/16	5.750%	680,000	720,964
Total			24,659,832
Oil Field Services 0.3%
Ensco PLC Senior Unsecured
03/15/16	3.250%	1,630,000	1,739,052
FMC Technologies, Inc. Senior Unsecured
10/01/17	2.000%	600,000	606,221
Transocean, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
10/15/17	2.500%	$1,000,000	$1,005,543
12/15/21	6.375%	530,000	634,315
Transocean, Inc. (b)
11/15/20	6.500%	900,000	1,074,762
Weatherford International Ltd.
03/01/19	9.625%	1,490,000	1,939,421
04/15/22	4.500%	360,000	376,497
Total			7,375,811
Packaging 0.1%
Ball Corp.
09/01/16	7.125%	400,000	433,000
Ball Corp. (b)
09/15/20	6.750%	1,760,000	1,940,400
Total			2,373,400
Paper 0.3%
Georgia-Pacific LLC (a)(b)
11/01/20	5.400%	4,000,000	4,688,100
International Paper Co. (b)
Senior Unsecured
02/15/22	4.750%	1,520,000	1,725,994
11/15/41	6.000%	730,000	889,531
Total			7,303,625
Pharmaceuticals 1.0%
Amgen, Inc.
Senior Unsecured
05/15/17	2.125%	3,000,000	3,097,977
06/01/17	5.850%	950,000	1,134,307
05/15/22	3.625%	270,000	284,663
Bristol-Myers Squibb Co. Senior Unsecured (b)
08/01/42	3.250%	1,000,000	926,604
Celgene Corp. Senior Unsecured
08/15/22	3.250%	1,250,000	1,261,869
Gilead Sciences, Inc. Senior Unsecured
12/01/21	4.400%	2,620,000	2,978,002
GlaxoSmithKline Capital PLC
05/08/22	2.850%	3,590,000	3,728,642
Merck & Co, Inc. Senior Unsecured
09/15/22	2.400%	2,020,000	2,036,257
Roche Holdings, Inc. (a)
03/01/19	6.000%	3,975,000	4,990,577
03/01/39	7.000%	1,670,000	2,516,540
Sanofi Senior Unsecured
03/29/21	4.000%	1,100,000	1,256,488

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. Senior Unsecured
08/15/14	5.000%	$2,432,000	$2,609,553
Total			26,821,479
Property & Casualty 0.4%
Allstate Corp. (The)
Senior Unsecured
01/15/42	5.200%	1,000,000	1,198,839
Allstate Corp. (The) (b)
Senior Unsecured
05/16/19	7.450%	2,500,000	3,272,465
Berkshire Hathaway Finance Corp.
05/15/22	3.000%	1,000,000	1,036,674
Berkshire Hathaway Finance Corp. (b)
01/15/21	4.250%	1,195,000	1,361,391
Berkshire Hathaway, Inc. Senior Unsecured (b)
08/15/21	3.750%	540,000	592,155
CNA Financial Corp. (b)
Senior Unsecured
08/15/20	5.875%	700,000	817,253
08/15/21	5.750%	500,000	581,495
Liberty Mutual Group, Inc. (a)(b)
05/01/22	4.950%	1,430,000	1,495,779
QBE Capital Funding III Ltd. (a)(c)
05/24/41	7.250%	1,310,000	1,326,375
Total			11,682,426
Railroads 0.4%
Burlington Northern Santa Fe LLC
Senior Unsecured
03/01/41	5.050%	700,000	808,899
09/15/41	4.950%	1,500,000	1,705,798
Burlington Northern Santa Fe LLC (b)
Senior Unsecured
09/01/20	3.600%	1,881,000	2,040,330
CSX Corp.
Senior Unsecured
06/01/21	4.250%	470,000	526,801
CSX Corp. (b)
Senior Unsecured
03/15/13	5.750%	1,000,000	1,023,612
05/30/42	4.750%	1,280,000	1,391,758
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	1,280,000	1,540,256
Union Pacific Corp.
Senior Unsecured
01/15/23	2.950%	1,000,000	1,037,257
Union Pacific Corp. (b)
Senior Unsecured
09/15/41	4.750%	1,000,000	1,127,449
Total			11,202,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining 0.2%
Marathon Petroleum Corp.
Senior Unsecured
03/01/16	3.500%	$1,500,000	$1,590,532
03/01/21	5.125%	920,000	1,061,620
Phillips 66 (a)
04/01/22	4.300%	1,760,000	1,926,947
Tesoro Corp.
10/01/22	5.375%	500,000	515,000
Total			5,094,099
REITs 0.9%
BRE Properties, Inc. Senior Unsecured
01/15/23	3.375%	1,000,000	994,657
Boston Properties LP
Senior Unsecured
06/01/15	5.000%	755,000	825,575
Boston Properties LP (b)
Senior Unsecured
02/01/23	3.850%	1,400,000	1,474,519
DDR Corp. Senior Unsecured
04/15/18	4.750%	3,680,000	4,082,879
Digital Realty Trust LP
07/15/15	4.500%	1,000,000	1,069,911
Essex Portfolio LP (a)(b)
08/15/22	3.625%	1,290,000	1,299,346
HCP, Inc. Senior Unsecured
02/01/16	3.750%	2,150,000	2,281,782
ProLogis LP
06/01/13	6.300%	1,100,000	1,133,271
12/01/19	6.625%	400,000	479,474
03/15/20	6.875%	40,000	48,542
Reckson Operating Partnership LP Senior Unsecured
03/31/16	6.000%	670,000	730,122
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured (b)
03/15/20	7.750%	1,615,000	1,928,604
Simon Property Group LP
Senior Unsecured
02/01/20	5.650%	1,945,000	2,340,274
Simon Property Group LP (b)
Senior Unsecured
12/01/15	5.750%	750,000	848,401
UDR, Inc. (b)
06/01/18	4.250%	1,130,000	1,246,382
Ventas Realty LP/Capital Corp.
11/30/15	3.125%	1,995,000	2,078,900
04/30/19	4.000%	1,000,000	1,068,341
06/01/21	4.750%	700,000	769,322

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs (continued)
WEA Finance LLC (a)(b)
05/10/21	4.625%	$1,040,000	$1,135,359
Total			25,835,661
Restaurants 0.1%
McDonald’s Corp. Senior Unsecured
03/01/18	5.350%	700,000	852,078
Yum! Brands, Inc. Senior Unsecured
11/01/21	3.750%	590,000	634,539
Total			1,486,617
Retailers 0.7%
CVS Caremark Corp. Senior Unsecured
03/15/19	6.600%	3,500,000	4,472,839
Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	1,110,000	1,236,450
Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	2,490,000	3,381,447
Limited Brands, Inc. Senior Unsecured (b)
07/15/17	6.900%	920,000	1,058,000
Lowe’s Companies, Inc. Senior Unsecured
04/15/42	4.650%	1,500,000	1,634,960
Macy’s Retail Holdings, Inc.
12/01/16	5.900%	1,030,000	1,202,512
Target Corp. Senior Unsecured
07/01/42	4.000%	760,000	777,868
Wal-Mart Stores, Inc.
Senior Unsecured
04/01/40	5.625%	3,500,000	4,608,299
Wal-Mart Stores, Inc. (b)
Senior Unsecured
04/15/41	5.625%	1,200,000	1,600,847
Total			19,973,222
Supermarkets 0.2%
Delhaize Group SA
06/15/17	6.500%	1,867,000	2,084,356
Kroger Co. (The)
08/15/17	6.400%	1,600,000	1,936,282
Safeway, Inc. Senior Unsecured (b)
12/01/21	4.750%	1,060,000	1,080,692
Total			5,101,330

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 0.7%
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	$830,000	$1,099,215
Fidelity National Information Services, Inc. (b)
03/15/22	5.000%	1,160,000	1,197,700
Hewlett-Packard Co. Senior Unsecured (b)
09/15/17	2.600%	6,000,000	6,018,828
International Business Machines Corp. Senior Unsecured
07/22/16	1.950%	4,350,000	4,543,318
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	2,170,000	2,519,620
Jabil Circuit, Inc.
Senior Unsecured
12/15/20	5.625%	720,000	770,400
Jabil Circuit, Inc. (b)
Senior Unsecured
07/15/16	7.750%	1,910,000	2,210,825
09/15/22	4.700%	750,000	746,250
Total			19,106,156
Textile —%
Hanesbrands, Inc. (b)
12/15/20	6.375%	590,000	640,150
Tobacco 0.2%
Altria Group, Inc.
08/06/19	9.250%	1,058,000	1,502,266
08/09/22	2.850%	2,730,000	2,723,658
Philip Morris International, Inc. Senior Unsecured
05/17/21	4.125%	1,870,000	2,121,878
Total			6,347,802
Wireless 0.8%
America Movil SAB de CV
03/30/20	5.000%	1,030,000	1,205,925
Senior Unsecured
07/16/22	3.125%	1,880,000	1,937,306
American Tower Corp.
Senior Unsecured
04/01/15	4.625%	2,300,000	2,477,795
American Tower Corp. (b)
Senior Unsecured
03/15/22	4.700%	1,500,000	1,645,390
Cellco Partnership/Verizon Wireless Capital LLC
Senior Unsecured
02/01/14	5.550%	2,400,000	2,552,882
11/15/18	8.500%	3,400,000	4,763,638
SBA Telecommunications, Inc. (b)
08/15/19	8.250%	1,298,000	1,450,515

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Vodafone Group PLC
Senior Unsecured
12/16/13	5.000%	$2,800,000	$2,951,234
02/27/17	5.625%	2,170,000	2,583,190
Total			21,567,875
Wirelines 1.3%
AT&T, Inc.
Senior Unsecured
09/15/14	5.100%	1,000,000	1,087,310
08/15/21	3.875%	3,080,000	3,486,301
02/15/39	6.550%	4,020,000	5,449,074
08/15/41	5.550%	540,000	672,191
AT&T, Inc. (b)
Senior Unsecured
02/15/22	3.000%	1,530,000	1,617,508
British Telecommunications PLC Senior Unsecured
01/15/18	5.950%	3,265,000	3,909,900
CenturyLink, Inc.
Senior Unsecured
09/15/19	6.150%	1,505,000	1,686,333
09/15/39	7.600%	860,000	909,557
CenturyLink, Inc. (b)
Senior Unsecured
03/15/22	5.800%	130,000	141,459
Deutsche Telekom International Finance BV
08/20/18	6.750%	2,370,000	2,974,796
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	940,000	961,457
France Telecom SA Senior Unsecured
07/08/14	4.375%	1,300,000	1,375,564
Telecom Italia Capital SA (b)
06/04/18	6.999%	1,320,000	1,455,300
Telefonica Emisiones SAU
07/15/19	5.877%	1,200,000	1,206,000
02/16/21	5.462%	1,390,000	1,369,300
Verizon Communications, Inc.
Senior Unsecured
11/01/18	8.750%	300,000	418,848
04/01/39	7.350%	1,520,000	2,275,809
Verizon Communications, Inc. (b)
Senior Unsecured
04/01/19	6.350%	2,500,000	3,205,377
11/01/41	4.750%	420,000	482,874
Windstream Corp. (b)
11/01/17	7.875%	490,000	547,575
Total			35,232,533
Total Corporate Bonds & Notes (Cost: $693,635,681)			$747,125,047

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 25.4%
Federal Home Loan Mortgage Corp. (b)(d)
04/01/41	4.000%	$20,450,931	$22,735,456
Federal Home Loan Mortgage Corp. (c)(d)
05/01/41	2.584%	1,949,681	2,039,195
04/01/42	2.910%	954,877	1,010,424
07/01/40	3.277%	3,215,469	3,381,121
07/01/40	3.554%	2,375,446	2,509,490
02/01/41	3.717%	2,749,214	2,915,976
09/01/40	4.028%	5,177,180	5,519,225
08/01/36	6.163%	4,450,940	4,835,790
CMO Series 2684 Class FP
01/15/33	0.721%	7,460,681	7,489,681
Federal Home Loan Mortgage Corp. (d)
11/01/22- 06/01/33	5.000%	6,827,832	7,415,415
03/01/34- 08/01/38	5.500%	14,278,365	15,709,387
02/01/38	6.000%	5,962,870	6,555,031
CMO Series 3599 Class B
11/15/14	1.600%	374,727	374,998
Federal National Mortgage Association (b)(d)
10/01/41	3.500%	18,294,171	19,638,465
12/01/40- 01/01/42	4.000%	37,244,171	40,736,973
10/01/39- 07/01/41	4.500%	28,302,259	31,522,510
07/01/31- 04/01/34	5.000%	32,478,873	35,488,890
01/01/39	5.500%	23,081,036	25,311,087
Federal National Mortgage Association (c)(d)
04/01/42	2.725%	5,873,294	6,157,759
08/01/41	3.107%	4,493,279	4,736,458
09/01/41	3.368%	2,321,172	2,459,624
10/01/40	3.896%	5,376,290	5,720,800
08/01/40	3.908%	2,949,616	3,140,931
03/01/40	3.967%	3,044,334	3,232,414
11/01/37	5.976%	1,262,321	1,378,613
CMO Series 2002-82 Class FP
02/25/32	0.717%	309,189	309,443
CMO Series 2005-106 Class UF
11/25/35	0.517%	5,124,220	5,148,842
CMO Series 2006-43 Class FM
06/25/36	0.517%	2,472,897	2,478,263
CMO Series 2007-36 Class FB
04/25/37	0.617%	8,145,529	8,205,863
Federal National Mortgage Association (d)
10/01/40- 01/01/42	4.000%	27,130,157	29,923,165
07/01/33- 11/01/40	4.500%	42,418,612	47,021,868
11/01/33- 08/01/39	5.000%	41,259,305	45,289,303
04/01/33- 08/01/37	5.500%	37,983,816	42,137,675
12/01/33- 09/01/37	6.000%	29,723,520	33,350,861
08/01/18- 05/01/39	6.500%	6,359,226	7,237,352

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (d)(e)
05/01/42	3.500%	$2,945,726	$3,170,470
Government National Mortgage Association (d)
06/20/42- 07/20/42	3.500%	19,867,134	21,761,604
07/15/40- 02/15/41	4.000%	51,757,099	57,178,982
02/15/40- 06/15/41	4.500%	61,440,082	68,180,801
07/20/39- 10/20/40	5.000%	39,474,807	43,822,898
Government National Mortgage Association (d)(e)
10/01/42	4.000%	30,000,000	33,075,000
Total Residential Mortgage-Backed Securities - Agency (Cost: $683,302,732)			$710,308,103

Residential Mortgage-Backed Securities - Non-Agency 2.4%
Banc of America Mortgage Securities, Inc. CMO Series 2004-7 Class 7A1 (d)
08/25/19	5.000%	829,687	850,068
Banc of America Mortgage Trust CMO Series 2005-1 Class 1A15 (d)
02/25/35	5.500%	2,973,000	3,149,037
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1 (c)(d)
02/25/36	2.370%	1,975,396	1,871,330
Chase Mortgage Financial Corp. CMO Series 2006-S4 Class A3 (d)
12/25/36	6.000%	1,013,958	990,367
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3 (d)
09/25/37	6.000%	1,530,136	1,598,547
Citigroup Mortgage Loan Trust, Inc. CMO Series 2005-4 Class A (c)(d)
08/25/35	5.320%	3,681,070	3,663,924
Countrywide Home Loan Mortgage Pass-Through Trust (d)
CMO Series 2003-35 Class 1A3
09/25/18	5.000%	1,442,401	1,497,456
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	665,263	688,017
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1 (c)(d)
12/25/33	2.705%	1,182,108	1,179,407
JPMorgan Mortgage Trust (c)(d)
CMO Series 2005-A4 Class 2A1
07/25/35	3.071%	2,604,129	2,569,687
CMO Series 2005-S2 Class 3A1
02/25/32	6.823%	2,477,784	2,497,014
JPMorgan Mortgage Trust (d)
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	1,291,992	1,304,106

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7 (c)(d)
11/21/34	2.624%	$1,780,000	$1,817,513
PHH Mortgage Capital LLC CMO Series 2007-6 Class A1 (c)(d)
12/18/37	5.951%	2,103,785	2,293,658
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1 (c)(d)
05/25/35	2.822%	3,185,309	3,295,791
Sequoia Mortgage Trust CMO Series 2012-1 Class 1A1 (c)(d)
01/25/42	2.865%	2,601,852	2,633,627
WaMu Mortgage Pass-Through Certificates CMO Series 2003-S11 Class 3A5 (d)
11/25/33	5.950%	1,359,182	1,440,034
Wells Fargo Mortgage-Backed Securities Trust (c)(d)
CMO Series 2004-A Class A1
02/25/34	4.875%	1,605,759	1,654,873
CMO Series 2005-AR14 Class A1
08/25/35	5.341%	2,068,186	2,061,010
CMO Series 2007-AR10 Class 1A1
01/25/38	6.066%	1,528,780	1,571,982
Wells Fargo Mortgage-Backed Securities Trust (d)
CMO Series 2003-12 Class A1
11/25/18	4.750%	1,342,381	1,390,443
CMO Series 2004-4 Class A9
05/25/34	5.500%	2,712,935	2,801,456
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	592,111	614,135
CMO Series 2005-2 Class 1A1
04/25/35	5.500%	518,410	519,252
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	658,640	693,282
CMO Series 2005-6 Class A1
08/25/35	5.250%	644,781	645,463
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	3,035,015	3,234,571
CMO Series 2006-10 Class A19
08/25/36	6.000%	1,752,039	1,784,107
CMO Series 2006-10 Class A4
08/25/36	6.000%	2,633,852	2,734,544
CMO Series 2006-13 Class A5
10/25/36	6.000%	6,460,084	6,660,992
CMO Series 2006-3 Class A9
03/25/36	5.500%	1,487,987	1,504,469
CMO Series 2006-9 Class 1A15
08/25/36	6.000%	724,412	728,777
CMO Series 2007-13 Class A1
09/25/37	6.000%	1,982,175	2,059,163
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	1,508,055	1,560,644
CMO Series 2007-9 Class 1A8

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
07/25/37	5.500%	$2,000,000	$2,091,334
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $64,888,100)			$67,650,080

Commercial Mortgage-Backed Securities - Non-Agency 5.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc. (c)(d)
Series 2003-2 Class A3
03/11/41	4.873%	702,882	709,915
Series 2005-5 Class A4
10/10/45	5.115%	1,650,000	1,850,402
Series 2005-5 Class AM
10/10/45	5.176%	2,850,000	3,114,785
Banc of America Merrill Lynch Commercial Mortgage, Inc. (d)
Series 2004-6 Class A3
12/10/42	4.512%	2,205,794	2,237,178
Series 2005-1 Class A3
11/10/42	4.877%	248,323	248,228
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A4 (d)
02/11/41	4.715%	1,300,000	1,351,836
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(d)
Series 2005-CD1 Class A3
07/15/44	5.393%	1,800,000	1,842,505
Series 2005-CD1 Class AM
07/15/44	5.393%	2,450,000	2,691,264
Commercial Mortgage Pass-Through Certificates Series 2004-LB2A Class A4 (d)
03/10/39	4.715%	1,467,073	1,534,590
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2 (c)(d)
05/15/36	5.416%	5,400,000	5,732,705
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A5 (c)(d)
07/10/45	4.979%	2,000,000	1,998,474
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A3 (d)
04/10/40	4.646%	40,581	40,590
GS Mortgage Securities Corp. II (a)(b)(d)
Series 2012-ALOH Class A
04/10/34	3.551%	3,500,000	3,780,364
GS Mortgage Securities Corp. II (b)(c)(d)
Series 2004-GG2 Class A6
08/10/38	5.396%	5,060,000	5,427,179
GS Mortgage Securities Corp. II (d)
Series 2005-GG4 Class A4
07/10/39	4.761%	7,600,000	8,187,624
Series 2005-GG4 Class A4A
07/10/39	4.751%	10,000,000	10,877,430
Greenwich Capital Commercial Funding Corp. (c)(d)
Series 2005-GG3 Class A4
08/10/42	4.799%	3,500,000	3,768,534
Series 2005-GG3 Class AJ

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
08/10/42	4.859%	$1,900,000	$2,007,259
Greenwich Capital Commercial Funding Corp. (d)
Series 2005-GG3 Class A3
08/10/42	4.569%	5,205,435	5,243,664
LB-UBS Commercial Mortgage Trust (c)(d)
Series 2003-C7 Class A3
09/15/27	4.559%	4,395,901	4,394,171
Series 2004-C4 Class A4
06/15/29	5.446%	6,100,000	6,517,807
Series 2004-C8 Class AJ
12/15/39	4.858%	1,250,000	1,333,671
Series 2005-C5 Class AM
09/15/40	5.017%	7,000,000	7,586,243
Series 2005-C7 Class AM
11/15/40	5.263%	5,130,000	5,681,747
LB-UBS Commercial Mortgage Trust (d)
Series 2004-C1 Class A4
01/15/31	4.568%	5,775,000	6,033,070
Series 2004-C2 Class A4
03/15/36	4.367%	4,550,000	4,754,636
Series 2004-C7 Class A5
10/15/29	4.628%	4,064,401	4,147,933
Series 2005-C2 Class A4
04/15/30	4.998%	2,061,496	2,105,894
Series 2005-C3 Class A5
07/15/30	4.739%	3,650,000	3,977,379
Series 2005-C3 Class AJ
07/15/40	4.843%	2,000,000	2,078,730
Series 2005-C5 Class A4
09/15/30	4.954%	3,200,000	3,527,242
Morgan Stanley Capital I, Inc. (d)
Series 2005-T17 Class A5
12/13/41	4.780%	6,525,000	7,039,353
Series 2005-HQ6 Class A2A
08/13/42	4.882%	829,312	836,476
Wachovia Bank Commercial Mortgage Trust (c)(d)
Series 2005-C20 Class AMFX
07/15/42	5.179%	2,512,000	2,757,875
Wachovia Bank Commercial Mortgage Trust (d)
Series 2004-C11 Class A4
01/15/41	5.030%	886,295	892,402
Series 2004-C15 Class A3
10/15/41	4.502%	753,907	765,963
Series 2004-C15 Class A4
10/15/41	4.803%	13,475,500	14,492,954
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $139,278,795)			$141,568,072

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 0.1%
CNH Equipment Trust Series 2011-B Class A2
12/15/14	0.710%	$2,285,384	$2,286,852
Total Asset-Backed Securities - Non-Agency (Cost: $2,285,121)			$2,286,852

Inflation-Indexed Bonds 1.9%
United States 1.9%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	25,551,012	26,565,080
07/15/15	1.875%	24,207,489	26,626,350
Total			53,191,430
Total Inflation-Indexed Bonds (Cost: $52,467,154)			$53,191,430

U.S. Treasury Obligations 30.6%
U.S. Treasury
05/31/13	3.500%	32,700,000	33,419,138
08/15/13	0.750%	28,000,000	28,135,625
09/15/13	0.750%	17,000,000	17,090,984
12/15/13	0.750%	35,000,000	35,224,219
02/15/14	1.250%	81,100,000	82,240,469
03/15/14	1.250%	42,000,000	42,623,437
04/15/14	1.250%	20,000,000	20,309,375
08/15/14	0.500%	22,000,000	22,105,710
08/31/14	2.375%	10,000,000	10,405,860
10/15/14	0.500%	34,000,000	34,172,652
10/31/15	1.250%	5,000,000	5,140,235
07/31/16	1.500%	23,200,000	24,133,429
12/31/16	3.250%	13,600,000	15,169,318
01/31/17	0.875%	39,700,000	40,307,886
06/30/17	0.750%	6,000,000	6,045,468
10/31/17	1.875%	10,000,000	10,612,500
11/30/18	1.375%	11,800,000	12,162,295
02/15/22	2.000%	21,900,000	22,777,708
08/15/26	6.750%	2,900,000	4,537,140
02/15/40	4.625%	1,350,000	1,852,875
11/15/41	3.125%	1,500,000	1,597,968
U.S. Treasury (b)
01/15/13	1.375%	6,000,000	6,021,564
10/15/13	0.500%	39,000,000	39,121,875
02/28/17	0.875%	63,000,000	63,969,633
07/31/17	0.500%	22,000,000	21,891,716
08/31/17	0.625%	39,000,000	39,024,375
05/15/22	1.750%	37,000,000	37,520,312
08/15/22	1.625%	28,800,000	28,768,493
02/15/31	5.375%	52,500,000	75,936,315
05/15/41	4.375%	1,950,000	2,583,750
08/15/41	3.750%	2,100,000	2,510,813
05/15/42	3.000%	41,000,000	42,511,875
U.S. Treasury (e)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
09/30/19	1.000%	$24,000,000	$23,910,000
Total U.S. Treasury Obligations (Cost: $838,396,748)			$853,835,012

U.S. Government & Agency Obligations 6.7%
Federal National Mortgage Association
10/26/17	0.875%	15,146,000	15,222,169
Federal National Mortgage Association (e)
11/01/41	3.500%	35,000,000	37,444,533
11/01/41	4.000%	35,000,000	37,668,752
11/01/41	4.500%	44,000,000	47,602,505
11/01/41	5.000%	45,000,000	49,064,060
Total U.S. Government & Agency Obligations (Cost: $187,029,931)			$187,002,019

Foreign Government Obligations (f) 2.9%
BRAZIL 0.7%
Brazilian Government International Bond
Senior Unsecured
01/15/19	5.875%	5,300,000	6,598,500
01/22/21	4.875%	3,060,000	3,654,994
01/07/41	5.625%	1,150,000	1,473,725
Petrobras International Finance Co.
01/20/20	5.750%	2,140,000	2,439,168
01/27/21	5.375%	3,470,000	3,911,098
Total			18,077,485
CANADA 0.1%
Province of Ontario
Senior Unsecured
04/27/16	5.450%	1,550,000	1,805,750
09/21/16	1.600%	1,700,000	1,757,876
Total			3,563,626
CHILE 0.1%
Chile Government International Bond Senior Unsecured
09/14/21	3.250%	1,600,000	1,732,000
COLOMBIA 0.1%
Colombia Government International Bond Senior Unsecured
07/12/21	4.375%	1,000,000	1,151,500
GERMANY 0.2%
KFW
Government Guaranteed
10/15/14	4.125%	2,290,000	2,462,288
06/01/16	2.000%	4,000,000	4,194,400
Total			6,656,688

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
ITALY —%
Republic of Italy Senior Unsecured
09/27/23	6.875%	$900,000		$993,276
MEXICO 0.6%
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%		925,000	1,081,325
03/19/19	5.950%		4,720,000	5,852,800
01/15/20	5.125%		2,900,000	3,465,500
01/11/40	6.050%		1,210,000	1,612,325
03/08/44	4.750%		1,040,000	1,157,000
Pemex Project Funding Master Trust
03/05/20	6.000%		1,635,000	1,953,825
06/15/35	6.625%		470,000	589,850
Petroleos Mexicanos
01/24/22	4.875%		960,000	1,084,800
06/02/41	6.500%		850,000	1,059,525
Total				17,856,950
PERU 0.1%
Peruvian Government International Bond
Senior Unsecured
03/14/37	6.550%		780,000	1,148,550
11/18/50	5.625%		1,200,000	1,563,000
Total				2,711,550
POLAND 0.1%
Poland Government International Bond
Senior Unsecured
07/16/15	3.875%		530,000	564,450
04/21/21	5.125%		1,095,000	1,275,675
03/17/23	3.000%		1,600,000	1,568,695
Total				3,408,820
SOUTH KOREA 0.1%
Korea Development Bank (The)
Senior Unsecured
03/09/16	3.250%		1,450,000	1,521,998
09/09/16	4.000%		1,550,000	1,684,329
Total				3,206,327
UNITED KINGDOM 0.8%
United Kingdom Gilt
12/07/42	4.500%	GBP	10,130,000	20,985,899
Total Foreign Government Obligations (Cost: $73,857,320)				$80,344,121

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.6%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	$500,000	$683,380
Bay Area Toll Authority Revenue Bonds Build America Bonds Series 2010-S1
04/01/40	6.918%	725,000	1,015,827
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,265,201
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	2,050,000	2,493,476
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	1,550,000	2,112,913
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	1,112,098
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/40	6.687%	1,000,000	1,333,220
11/15/40	6.814%	1,100,000	1,488,531
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,700,000	2,102,424
New Jersey State Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/40	7.414%	1,275,000	1,897,761
Series 2010A
01/01/41	7.102%	1,520,000	2,183,602
New York City Municipal Water Finance Authority Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,694,780

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Ohio State University (The) Revenue Bonds Build America Bonds Series 2010
06/01/40	4.910%	$120,000	$143,924
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,350,194
Port Authority of New York & New Jersey Revenue Bonds Consolidated #168 Series 2011
10/01/51	4.926%	1,500,000	1,712,865
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	900,000	1,113,912
San Francisco City & County Public Utilities Commission Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%	1,050,000	1,292,445
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	2,220,000	2,747,383
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%	800,000	1,065,200
Series 2010
11/01/40	7.600%	595,000	825,943
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	400,000	545,960
State of Illinois
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/35	7.350%	920,000	1,109,051
Taxable Pension Bonds
Series 2003
06/01/33	5.100%	2,820,000	2,735,823
Unlimited General Obligation Taxable Bonds
Series 2011
03/01/19	5.877%	2,380,000	2,693,660
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,000,000	3,729,060

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
University of Texas Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	$2,000,000	$2,515,860
Total Municipal Bonds (Cost: $35,883,096)			$43,964,493

		Shares	Value

Money Market Funds 4.7%
Columbia Short-Term Cash Fund, 0.151% (g)(h)		132,178,597	132,178,597
Total Money Market Funds (Cost: $132,178,597)			$132,178,597

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.1%
Asset-Backed Commercial Paper 2.1%
Atlantis One
10/11/12	0.541%	4,986,275	4,986,275
12/03/12	0.350%	9,987,945	9,987,945
Cancara Asset Securitisation LLC
10/04/12	0.200%	5,999,000	5,999,000
Kells Funding LLC
10/31/12	0.370%	9,991,367	9,991,367
11/26/12	0.330%	2,997,525	2,997,525
Salisbury Receivables Co. LLC
11/15/12	0.310%	9,992,508	9,992,508
11/16/12	0.310%	4,996,211	4,996,211
Sheffield Receivable Corp.
10/23/12	0.310%	4,996,125	4,996,125
Working Capital Management Co. LP
10/10/12	0.240%	4,999,033	4,999,033
Total			58,945,989
Certificates of Deposit 9.0%
Australia and New Zealand Bank Group Ltd.
10/12/12	0.240%	10,000,000	10,000,000
11/16/12	0.620%	5,000,000	5,000,000
Bank of Nova Scotia
10/18/12	0.310%	5,000,000	5,000,000
Barclays Bank PLC
10/26/12	0.310%	15,000,000	15,000,000
Credit Suisse
10/09/12	0.500%	5,000,000	5,000,000
11/08/12	0.388%	10,000,000	10,000,000
DZ Bank AG
10/17/12	0.420%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
10/29/12	0.380%	$5,000,000	$5,000,000
11/23/12	0.360%	4,995,404	4,995,404
Development Bank of Singapore Ltd.
10/09/12	0.250%	10,000,000	10,000,000
10/22/12	0.240%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10/09/12	0.240%	10,000,000	10,000,000
Landesbank Hessen Thuringen
12/06/12	0.480%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
11/26/12	0.387%	15,000,098	15,000,098
Mizuho Corporate Bank Ltd.
10/25/12	0.340%	5,000,000	5,000,000
11/14/12	0.340%	9,991,311	9,991,311
N.V. Bank Nederlandse Gemeenten
10/04/12	0.240%	15,000,000	15,000,000
National Bank of Canada
11/09/12	0.288%	15,000,000	15,000,000
Norinchukin Bank
10/31/12	0.560%	5,000,000	5,000,000
11/09/12	0.507%	10,000,000	10,000,000
Rabobank
10/26/12	0.515%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	12,000,000	12,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	9,968,076	9,968,076
Sumitomo Mitsui Banking Corp.
11/02/12	0.470%	5,000,000	5,000,000
12/03/12	0.320%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
10/10/12	0.500%	4,987,324	4,987,324
11/01/12	0.471%	6,000,000	6,000,000
Union Bank of Switzerland
10/23/12	0.330%	15,000,000	15,000,000
Total			252,942,213
Commercial Paper 2.0%
Bank of New Zealand
11/02/12	0.351%	5,000,000	5,000,000
Caisse des Depots
11/28/12	0.300%	4,996,250	4,996,250
Macquarie Bank Ltd.
10/30/12	0.611%	9,984,411	9,984,411
PB Capital Corp.
10/16/12	0.500%	9,995,417	9,995,417
10/19/12	0.671%	9,990,881	9,990,881

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Rabobank
03/07/13	0.431%	$4,989,608	$4,989,608
Suncorp Metway Ltd.
10/09/12	0.450%	4,996,125	4,996,125
10/15/12	0.450%	4,996,062	4,996,062
Total			54,948,754
Repurchase Agreements 1.0%
Barclays Capital, Inc. dated 09/10/12, matures 10/10/12, repurchase price $10,000,600 (i)
	0.180%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
	Repurchase Agreements (continued)
	Citigroup Global Markets, Inc. dated 09/28/12, matures 10/01/12, repurchase price $5,000,108 (i)
	0.260%	$5,000,000	$5,000,000
	Natixis Financial Products, Inc. dated 09/28/12, matures 10/01/12, repurchase price $9,000,263 (i)
	0.350%	9,000,000	9,000,000
	Societe Generale dated 09/28/12, matures 10/01/12, repurchase price $3,874,136 (i)
	0.200%	3,874,072	3,874,072
Total			27,874,072
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $394,711,028)			$394,711,028
	Total Investments
	(Cost: $3,297,914,303) (j)		$3,414,164,854(k)
	Other Assets & Liabilities, Net		(619,181,053)
	Net Assets		$2,794,983,801

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	October 25, 2012	37,921,031 (GBP)	58,790,870 (USD)	—	(2,439,664)
HSBC Securities (USA), Inc.	October 25, 2012	530,200 (GBP)	830,967 (USD)	—	(25,139)
UBS Securities	October 25, 2012	435,605 (USD)	358,910 (EUR)	25,719	—
HSBC Securities (USA), Inc.	October 25, 2012	(39,901,365) (USD)	25,126,804 (GBP)	670,518	—
Total				696,237	(2,464,803)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $56,685,059 or 2.03% of net assets.

(b)	At September 30, 2012, security was partially or fully on loan.
(c)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2012.

(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	29,576,245	876,879,835	(774,277,483)	132,178,597	108,854	132,178,597

(i)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Barclays Capital, Inc. (0.180%)

Security Description	Value ($)

United States Treasury Note/Bond	10,200,000
Total Market Value of Collateral Securities	10,200,000

Citigroup Global Markets, Inc. (0.260%)

Security Description	Value ($)

Fannie Mae REMICS	1,830,017
Fannie Mae-Aces	581,955
Freddie Mac REMICS	1,766,719
Government National Mortgage Association	921,309
Total Market Value of Collateral Securities	5,100,000

Natixis Financial Products, Inc. (0.350%)

Security Description	Value ($)

Fannie Mae Pool	508,203
Fannie Mae REMICS	2,189,970
Fannie Mae-Aces	22,785
Freddie Mac Reference REMIC	35
Freddie Mac REMICS	2,396,978
Government National Mortgage Association	4,062,297
Total Market Value of Collateral Securities	9,180,268

Societe Generale (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	706,089
United States Treasury Note/Bond	2,385,852
United States Treasury Strip Coupon	206,267
United States Treasury Strip Principal	653,346
Total Market Value of Collateral Securities	3,951,554

(j)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $3,297,914,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$116,989,000
Unrealized Depreciation	(738,000)
Net Unrealized Appreciation	$116,251,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Currency Legend

EUR	Euro
GBP	British Pound
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($	)
Bonds
Corporate Bonds & Notes	—	747,125,047	—	747,125,047
Residential Mortgage-Backed Securities - Agency	—	710,308,103	—	710,308,103
Residential Mortgage-Backed Securities - Non-Agency	—	67,650,080	—	67,650,080
Commercial Mortgage-Backed Securities - Non-Agency	—	141,568,072	—	141,568,072
Asset-Backed Securities - Non-Agency	—	2,286,852	—	2,286,852
Inflation-Indexed Bonds	—	53,191,430	—	53,191,430
U.S. Treasury Obligations	853,835,012	—	—	853,835,012
U.S. Government & Agency Obligations	—	187,002,019	—	187,002,019
Foreign Government Obligations	—	80,344,121	—	80,344,121
Municipal Bonds	—	43,964,493	—	43,964,493
Total Bonds	853,835,012	2,033,440,217	—	2,887,275,229
Other
Money Market Funds	132,178,597	—	—	132,178,597
Investments of Cash Collateral Received for Securities on Loan	—	394,711,028	—	394,711,028
Total Other	132,178,597	394,711,028	—	526,889,625
Investments in Securities	986,013,609	2,428,151,245	—	3,414,164,854
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	696,237	—	696,237
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,464,803)	—	(2,464,803)
Total	986,013,609	2,426,382,679	—	3,412,396,288

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – American Century Growth Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 16.0%
Auto Components 0.8%
Autoliv, Inc.	128,094	$7,937,985
BorgWarner, Inc. (a)	80,893	5,590,515
Total		13,528,500
Automobiles 0.7%
Harley-Davidson, Inc.	280,857	11,899,911
Distributors 0.3%
LKQ Corp. (a)	285,141	5,275,108
Hotels, Restaurants & Leisure 3.3%
Chipotle Mexican Grill, Inc. (a)	19,100	6,065,014
Marriott International, Inc., Class A	417,557	16,326,479
McDonald’s Corp.	207,579	19,045,373
Starbucks Corp.	337,754	17,141,015
Total		58,577,881
Household Durables 1.1%
Mohawk Industries, Inc. (a)	116,160	9,295,123
PulteGroup, Inc. (a)	609,237	9,443,174
Total		18,738,297
Internet & Catalog Retail 1.8%
Amazon.com, Inc. (a)	128,084	32,574,323
Media 3.0%
CBS Corp., Class B Non Voting	343,533	12,480,554
Scripps Networks Interactive, Inc., Class A	128,394	7,861,565
Time Warner Cable, Inc.	180,836	17,190,270
Viacom, Inc., Class B	295,068	15,812,694
Total		53,345,083
Multiline Retail 1.3%
Dollar General Corp. (a)	218,386	11,255,615
Macy’s, Inc.	316,144	11,893,337
Total		23,148,952
Specialty Retail 3.4%
GNC Holdings, Inc., Class A	266,412	10,382,076
Home Depot, Inc. (The)	363,814	21,963,451
Lowe’s Companies, Inc.	354,536	10,721,169
O’Reilly Automotive, Inc. (a)	44,156	3,692,325
Tractor Supply Co.	50,168	4,961,113
Urban Outfitters, Inc. (a)	253,589	9,524,803
Total		61,244,937

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	97,034	$5,435,845
TOTAL CONSUMER DISCRETIONARY		283,768,837
CONSUMER STAPLES 14.7%
Beverages 5.0%
Beam, Inc.	135,650	7,805,301
Brown-Forman Corp., Class B	70,933	4,628,378
Coca-Cola Co. (The)	1,079,669	40,951,845
Monster Beverage Corp. (a)	119,311	6,461,884
PepsiCo, Inc.	406,107	28,740,193
Total		88,587,601
Food & Staples Retailing 4.1%
Costco Wholesale Corp.	182,163	18,239,070
CVS Caremark Corp.	223,481	10,820,950
Wal-Mart Stores, Inc.	465,892	34,382,830
Whole Foods Market, Inc.	100,042	9,744,091
Total		73,186,941
Food Products 1.6%
Annie’s, Inc. (a)	59,379	2,662,554
Hershey Co. (The)	120,056	8,510,770
Mead Johnson Nutrition Co.	115,003	8,427,420
Mondelez International, Inc.	194,908	8,059,446
Total		27,660,190
Household Products 0.9%
Church & Dwight Co., Inc.	48,397	2,612,954
Colgate-Palmolive Co.	126,455	13,558,505
Total		16,171,459
Personal Products 0.7%
Estee Lauder Companies, Inc. (The), Class A	206,497	12,714,020
Tobacco 2.4%
Philip Morris International, Inc.	471,696	42,424,338
TOTAL CONSUMER STAPLES		260,744,549
ENERGY 5.7%
Energy Equipment & Services 3.2%
Core Laboratories NV	43,813	5,322,403
Oceaneering International, Inc.	238,937	13,201,269
Schlumberger Ltd.	523,065	37,833,292
Total		56,356,964

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 2.5%
EOG Resources, Inc.	171,246	$19,188,115
Noble Energy, Inc.	154,006	14,277,896
Occidental Petroleum Corp.	126,338	10,872,648
Total		44,338,659
TOTAL ENERGY		100,695,623
FINANCIALS 3.5%
Commercial Banks 1.3%
SunTrust Banks, Inc.	354,082	10,009,898
Wells Fargo & Co.	359,734	12,421,615
Total		22,431,513
Insurance 0.3%
Brown & Brown, Inc.	178,127	4,643,771
Real Estate Investment Trusts (REITs) 1.6%
American Campus Communities, Inc.	140,426	6,161,893
American Tower Corp.	96,288	6,874,000
Simon Property Group, Inc.	104,638	15,885,095
Total		28,920,988
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A (a)	332,599	6,123,148
TOTAL FINANCIALS		62,119,420
HEALTH CARE 11.9%
Biotechnology 1.8%
Alexion Pharmaceuticals, Inc. (a)	67,350	7,704,840
Cepheid, Inc. (a)(b)	35,607	1,228,798
Gilead Sciences, Inc. (a)	310,886	20,621,068
Medivation, Inc. (a)	50,302	2,835,021
Total		32,389,727
Health Care Equipment & Supplies 2.5%
Cooper Companies, Inc. (The)	60,150	5,681,769
Covidien PLC	80,816	4,802,087
DENTSPLY International, Inc.	102,615	3,913,736
Edwards Lifesciences Corp. (a)	70,810	7,602,870
IDEXX Laboratories, Inc. (a)(b)	26,773	2,659,897
Intuitive Surgical, Inc. (a)	16,757	8,305,272
ResMed, Inc.	171,027	6,921,463
Zimmer Holdings, Inc.	54,681	3,697,529
Total		43,584,623

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 2.3%
AmerisourceBergen Corp.	334,186	$12,936,340
DaVita, Inc. (a)	58,940	6,106,773
Express Scripts Holding Co. (a)	341,740	21,416,846
Total		40,459,959
Health Care Technology 0.2%
Cerner Corp. (a)	57,340	4,438,689
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	206,984	7,958,535
Pharmaceuticals 4.7%
Abbott Laboratories	447,584	30,686,359
Allergan, Inc.	191,447	17,532,716
Bristol-Myers Squibb Co.	347,803	11,738,351
Johnson & Johnson	338,057	23,295,508
Total		83,252,934
TOTAL HEALTH CARE		212,084,467
INDUSTRIALS 9.7%
Aerospace & Defense 4.8%
Boeing Co. (The)	86,302	6,008,345
Hexcel Corp. (a)(b)	212,277	5,098,894
Honeywell International, Inc.	456,094	27,251,616
Precision Castparts Corp.	92,329	15,081,019
Textron, Inc.	334,847	8,762,946
United Technologies Corp.	302,382	23,673,487
Total		85,876,307
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	241,008	17,248,943
Industrial Conglomerates 0.9%
Danaher Corp.	308,602	17,019,400
Machinery 1.5%
Deere & Co.	96,900	7,993,281
Illinois Tool Works, Inc.	310,066	18,439,625
Total		26,432,906
Road & Rail 1.5%
Union Pacific Corp.	226,419	26,875,935
TOTAL INDUSTRIALS		173,453,491

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 32.1%
Communications Equipment 2.1%
Cisco Systems, Inc.	355,295	$6,782,582
F5 Networks, Inc. (a)	31,903	3,340,244
Palo Alto Networks, Inc. (a)	74,551	4,590,105
QUALCOMM, Inc.	351,292	21,952,237
Total		36,665,168
Computers & Peripherals 11.1%
Apple, Inc.	236,833	158,029,188
EMC Corp. (a)	1,051,357	28,670,505
NetApp, Inc. (a)	343,722	11,301,579
Total		198,001,272
Electronic Equipment, Instruments & Components 0.3%
Trimble Navigation Ltd. (a)	127,701	6,086,230
Internet Software & Services 4.5%
eBay, Inc. (a)	378,736	18,334,610
Google, Inc., Class A (a)	81,513	61,501,558
Total		79,836,168
IT Services 4.5%
Automatic Data Processing, Inc.	219,150	12,855,339
International Business Machines Corp.	217,034	45,023,703
Mastercard, Inc., Class A	47,507	21,448,461
Total		79,327,503
Semiconductors & Semiconductor Equipment 2.9%
Broadcom Corp., Class A	439,850	15,210,013
Intel Corp.	411,582	9,334,680
Linear Technology Corp.	354,482	11,290,251
Xilinx, Inc.	479,417	16,017,322
Total		51,852,266
Software 6.7%
Cadence Design Systems, Inc. (a)	496,610	6,388,887
Citrix Systems, Inc. (a)	171,270	13,114,144
CommVault Systems, Inc. (a)	71,693	4,208,379
Microsoft Corp.	1,731,897	51,575,893
Oracle Corp.	1,163,916	36,651,715
ServiceNow, Inc. (a)	76,379	2,954,340
Splunk, Inc. (a)	109,092	4,005,858
Total		118,899,216
TOTAL INFORMATION TECHNOLOGY		570,667,823

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.8%
Chemicals 2.5%
Agrium, Inc. (a)	87,581	$9,061,130
Monsanto Co.	305,300	27,788,406
Rockwood Holdings, Inc.	142,771	6,653,129
Total		43,502,665
Metals & Mining 0.3%
Nucor Corp.	148,776	5,692,170
TOTAL MATERIALS		49,194,835
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	501,130	22,836,494
Wireless Telecommunication Services 1.5%
Crown Castle International Corp. (a)(b)	284,226	18,218,886
SBA Communications Corp., Class A (a)	129,771	8,162,596
Total		26,381,482
TOTAL TELECOMMUNICATION SERVICES		49,217,976
UTILITIES 0.2%
Multi-Utilities 0.2%
DTE Energy Co.	77,619	4,652,483
TOTAL UTILITIES		4,652,483
Total Common Stocks (Cost: $1,507,655,843)		$1,766,599,504

	Shares	Value

Exchange-Traded Funds 0.1%
iShares Russell 1000 Growth Index Fund	21,455	1,431,048
Total Exchange-Traded Funds (Cost: $1,421,520)		$1,431,048

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	8,702,623	8,702,623
Total Money Market Funds (Cost: $8,702,623)		$8,702,623

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.8%
Asset-Backed Commercial Paper 0.2%
Kells Funding LLC
10/12/12	0.612%	$3,987,597	$3,987,597

Repurchase Agreements 0.6%
Natixis Financial Products, Inc. dated 09/28/12, matures 10/01/12, repurchase price $8,000,233 (e)
	0.350%	8,000,000	8,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 09/28/12, matures 10/01/12, repurchase price $1,676,947 (e)
	0.200%	$1,676,919	$1,676,919
Total			9,676,919

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $13,664,516)			$13,664,516

Total Investments
(Cost: $1,531,444,502)			$1,790,397,691(f)
Other Assets & Liabilities, Net			(13,833,685)
Net Assets			$1,776,564,006

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	31,392,965	242,369,959	(265,060,301)	8,702,623	19,710	8,702,623

(e)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.350%)

Security Description	Value ($)

Fannie Mae Pool	451,736
Fannie Mae REMICS	1,946,640
Fannie Mae-Aces	20,254
Freddie Mac Reference REMIC	31
Freddie Mac REMICS	2,130,647
Government National Mortgage Association	3,610,930
Total Market Value of Collateral Securities	8,160,238

Societe Generale (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	305,636
United States Treasury Note/Bond	1,032,733
United States Treasury Strip Coupon	89,284
United States Treasury Strip Principal	282,805
Total Market Value of Collateral Securities	1,710,458

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	283,768,837	—	—	283,768,837
Consumer Staples	260,744,549	—	—	260,744,549
Energy	100,695,623	—	—	100,695,623
Financials	62,119,420	—	—	62,119,420
Health Care	212,084,467	—	—	212,084,467
Industrials	173,453,491	—	—	173,453,491
Information Technology	570,667,823	—	—	570,667,823
Materials	49,194,835	—	—	49,194,835
Telecommunication Services	49,217,976	—	—	49,217,976
Utilities	4,652,483	—	—	4,652,483
Exchange-Traded Funds	1,431,048	—	—	1,431,048
Total Equity Securities	1,768,030,552	—	—	1,768,030,552

Other
Money Market Funds	8,702,623	—	—	8,702,623
Investments of Cash Collateral Received for Securities on Loan	—	13,664,516	—	13,664,516
Total Other	8,702,623	13,664,516	—	22,367,139
Total	1,776,733,175	13,664,516	—	1,790,397,691

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.6%
ARGENTINA 0.4%
Arcos Dorados Holdings, Inc., Class A	170,000	$2,623,100
AUSTRALIA 4.0%
Challenger Ltd.	1,400,296	4,712,966
Cochlear Ltd.	47,705	3,309,587
Commonwealth Property Office Fund	4,774,000	5,114,485
Domino’s Pizza Enterprises Ltd.	245,000	2,647,570
Insurance Australia Group Ltd.	723,467	3,262,965
Regis Resources Ltd. (a)	29,658	174,406
SAI Global Ltd.	317,570	1,392,141
UGL Ltd.	378,000	4,089,382
Total		24,703,502
BELGIUM 0.4%
EVS Broadcast Equipment SA	42,361	2,339,115
BRAZIL 2.6%
Localiza Rent a Car SA	357,200	6,188,119
Mills Estruturas e Servicos de Engenharia SA	180,400	2,587,758
MRV Engenharia e Participacoes SA	342,200	2,027,289
Multiplus SA	115,800	2,357,413
Odontoprev SA	470,000	2,619,805
Total		15,780,384
CAMBODIA 0.5%
NagaCorp Ltd.	5,700,000	3,194,071
CANADA 4.6%
AG Growth International, Inc.	56,274	1,845,462
Alliance Grain Traders, Inc.	94,200	1,385,548
Americas Petrogas, Inc. (a)	155,000	291,679
Athabasca Oil Corp. (a)	42,000	563,076
Baytex Energy Corp.	24,713	1,174,440
Black Diamond Group Ltd.	72,994	1,664,658
CAE, Inc.	288,500	3,090,128
Canacol Energy Ltd. (a)	611,800	298,712
CCL Industries, Inc., Class B	134,368	4,964,140
Celtic Exploration Ltd. (a)	41,800	777,239
Crew Energy, Inc. (a)	30,400	223,880
DeeThree Exploration Ltd. (a)	209,234	1,196,109
Horizon North Logistics, Inc.	196,409	1,592,290
Madalena Ventures, Inc. (a)	558,000	136,222
Onex Corp.	63,100	2,490,367
Pan Orient Energy Corp.	132,433	381,228
ShawCor Ltd., Class A	116,038	5,037,638
Southern Arc Minerals, Inc. (a)	674,492	240,131

Issuer	Shares	Value

Common Stocks (continued)
CANADA (CONTINUED)
Sterling Resources Ltd. (a)	180,000	$245,346
Turquoise Hill Resources Ltd. (a)	81,919	694,673
Total		28,292,966
CHILE 0.3%
Vina Concha y Toro SA	954,015	1,992,943
CHINA 2.3%
51job, Inc., ADR (a)	41,874	1,875,955
AAC Technologies Holdings, Inc.	957,000	3,440,897
Netease, Inc., ADR (a)	40,644	2,281,754
New Oriental Education & Technology Group, ADR	110,000	1,833,700
Want Want China Holdings Ltd.	2,304,000	2,932,898
Zhaojin Mining Industry Co., Ltd., Class H	877,960	1,590,179
Total		13,955,383
COLOMBIA –%
Gulf United Energy, Inc. (a)	2,021,864	119,897
CZECH REPUBLIC 0.4%
Komercni Banka AS	12,616	2,504,335
DENMARK 1.4%
Novozymes A/S, Class B	157,803	4,349,341
SimCorp AS	16,081	3,434,346
Solar A/S	19,700	1,086,615
Total		8,870,302
FINLAND 0.3%
Stockmann OYJ Abp, Class B	95,303	1,816,217
FRANCE 2.9%
CFAO SA	37,000	1,772,071
Eurofins Scientific	53,000	7,519,083
Hi-Media SA (a)	150,963	386,050
Neopost SA	75,200	4,152,438
Norbert Dentressangle SA	27,210	1,828,732
Saft Groupe SA	93,800	2,172,691
Total		17,831,065
GERMANY 3.2%
Bertrandt AG	15,963	1,179,512
CTS Eventim AG	59,636	1,772,956
Deutsche Beteiligungs AG	32,724	813,706
Duerr AG	42,038	2,799,904

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
ElringKlinger AG	31,900	$844,048
Norma Group	98,150	2,648,680
Pfeiffer Vacuum Technology AG	12,161	1,298,801
Rational AG	13,898	3,483,519
Wirecard AG	204,265	4,690,708
Total		19,531,834
GUATEMALA 0.5%
Tahoe Resources, Inc. (a)	144,642	2,945,512
HONG KONG 3.9%
AMVIG Holdings Ltd.	2,800,000	833,578
Digital China Holdings Ltd.	2,093,000	3,321,570
Lifestyle International Holdings Ltd.	2,100,000	4,328,634
Melco Crown Entertainment Ltd., ADR (a)	630,000	8,492,400
Melco International Development Ltd.	800,000	710,092
MGM China Holdings Ltd.	1,000,000	1,717,602
REXLot Holdings Ltd.	25,000,000	1,895,535
SA SA International Holdings Ltd.	3,000,000	2,045,522
Vitasoy International Holdings Ltd.	831,700	725,656
Total		24,070,589
INDIA 2.3%
Adani Ports and Special Economic Zone	856,500	2,064,287
Asian Paints Ltd.	33,000	2,459,528
Colgate Palmolive	49,000	1,122,765
Jain Irrigation Systems Ltd.	140,023	184,641
Redington India Ltd.	1,249,000	1,849,296
REI Agro Ltd.	2,494,124	501,236
Shriram Transport Finance Co., Ltd.	142,600	1,671,816
SKIL Ports & Logistics Ltd. (a)	135,000	233,258
Titan Industries Ltd.	153,400	758,401
TTK Prestige Ltd.	6,300	444,068
United Breweries Ltd.	220,600	2,733,399
Total		14,022,695
INDONESIA 1.7%
Archipelago Resources PLC (a)	3,064,800	2,969,422
PT Ace Hardware Indonesia Tbk	2,200,000	1,411,089
PT Mayora Indah Tbk	407,400	951,383
PT Mitra Adiperkasa Tbk	1,189,000	791,746
PT MNC Sky Vision Tbk (a)	3,277,000	710,530
PT Surya Citra Media Tbk	723,000	831,035

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Tower Bersama Infrastructure Tbk (a)	5,709,900	$2,651,648
Total		10,316,853
IRELAND 0.1%
Paddy Power PLC	6,970	517,076
ISRAEL 0.7%
Caesar Stone Sdot Yam Ltd. (a)	60,314	850,427
Israel Chemicals Ltd.	297,118	3,608,710
Total		4,459,137
ITALY 1.7%
CIR - Compagnie Industriali Riunite SpA	664,501	751,447
Fiat SpA (a)	361,000	1,926,125
Geox SpA	716,761	1,893,727
Pirelli & C SpA	312,000	3,359,839
Tod’s SpA	21,900	2,366,792
Total		10,297,930
JAPAN 16.8%
Advance Residence Investment Corp.	1,057	2,224,316
Aeon Delight Co., Ltd.	117,820	2,595,409
Aeon Mall Co., Ltd.	78,701	1,921,720
Ain Pharmaciez, Inc.	28,497	2,035,486
Asahi Diamond Industrial Co., Ltd.	180,500	2,023,922
Daiseki Co., Ltd.	157,524	2,440,554
Disco Corp.	45,000	2,164,061
Doshisha Co., Ltd.	89,000	2,579,267
FP Corp.	32,900	2,589,537
Fukuoka REIT Corp.	3	21,854
Global One Reit	121	734,725
Glory Ltd.	172,620	4,045,220
Hamamatsu Photonics KK	39,800	1,367,424
Horiba Ltd.	67,700	1,995,755
Hoshizaki Electric Co., Ltd.	152,800	4,437,531
Icom, Inc.	70,056	1,690,702
ITOCHU Techno-Solutions Corp.	23,200	1,205,823
Japan Airport Terminal Co., Ltd.	206,319	2,448,342
Jupiter Telecommunications Co., Ltd.	2,850	2,892,363
Kansai Paint Co., Ltd.	539,211	5,976,077
Kenedix Realty Investment Corp.	720	2,589,076
Kintetsu World Express, Inc.	90,508	2,896,707
Kuraray Co., Ltd.	287,800	3,268,364
LifeNet Insurance Co. (a)	77,100	1,017,405
Miraca Holdings, Inc.	77,105	3,462,644
MISUMI Group, Inc.	70,700	1,752,851

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Miura Co., Ltd.	19,092	$461,552
Mori Hills REIT Investment Corp.	550	2,678,681
Nabtesco Corp.	64,000	1,178,159
Nakanishi, Inc.	27,739	2,978,581
NGK Insulators Ltd.	238,100	2,848,760
Nihon Parkerizing Co., Ltd.	110,390	1,677,952
ORIX JREIT, Inc.	745	3,638,904
Park24 Co., Ltd.	258,900	4,230,422
Sanrio Co., Ltd.	92,000	3,290,530
Seven Bank Ltd.	1,916,700	5,848,389
Sintokogio Ltd.	177,800	1,221,125
Start Today Co., Ltd.	275,344	3,933,289
Torishima Pump Manufacturing Co., Ltd.	97,871	695,916
Ushio, Inc.	128,801	1,545,011
Wacom Co., Ltd.	1,940	4,694,413
Total		103,298,819
KAZAKHSTAN 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR (a)	433,567	3,034,969
LUXEMBOURG 0.7%
L’Occitane International SA	1,508,500	3,977,267
MEXICO 1.3%
Genomma Lab Internacional SA de CV, Class B (a)	1,134,000	2,194,569
Grupo Aeroportuario del Sureste SAB de CV, ADR	57,922	5,131,889
Grupo Herdez SAB de CV	162,800	419,150
Total		7,745,608
MONGOLIA 0.7%
Mongolian Mining Corp. (a)	7,265,200	3,307,712
Turquoise Hill Resources Ltd. (a)	96,235	819,334
Total		4,127,046
NETHERLANDS 5.2%
Aalberts Industries NV	257,618	4,624,796
Arcadis NV	120,912	2,559,074
BinckBank NV	42,394	311,889
Core Laboratories NV	13,608	1,653,100
Fugro NV-CVA	35,000	2,380,169
Gemalto NV	69,800	6,139,723
Koninklijke Ten Cate NV	77,246	1,778,331
Koninklijke Vopak NV	29,466	2,068,959
Royal Imtech NV	142,714	3,766,925

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
TKH Group NV	104,578	$2,183,804
Unit4 NV	151,993	4,098,760
Total		31,565,530
NEW ZEALAND 0.1%
Telecom Corp. of New Zealand Ltd.	342,774	674,859
NORWAY 0.5%
Atea ASA	312,630	3,069,601
PHILIPPINES 0.8%
International Container Terminal Services, Inc.	790,700	1,332,769
Manila Water Co., Inc.	1,877,800	1,216,636
SM Prime Holdings, Inc.	7,068,850	2,401,924
Total		4,951,329
PORTUGAL 0.4%
REN - Redes Energeticas Nacionais SGPS SA	827,000	2,135,037
RUSSIA 0.4%
Yandex NV, Class A (a)	113,000	2,724,430
SINGAPORE 4.4%
Ascendas Real Estate Investment Trust	2,100,000	4,113,278
CDL Hospitality Trusts	1,931,000	3,192,060
Goodpack Ltd.	1,435,000	2,164,517
Mapletree Commercial Trust	3,747,000	3,569,427
Mapletree Industrial Trust	3,100,000	3,557,578
Mapletree Logistics Trust	3,800,000	3,474,928
Olam International Ltd.	2,414,000	4,004,474
Petra Foods Ltd.	455,000	908,369
Singapore Exchange Ltd.	350,000	1,989,277
Total		26,973,908
SOUTH AFRICA 4.6%
Adcock Ingram Holdings Ltd.	370,000	2,640,190
Coronation Fund Managers Ltd.	1,143,300	4,258,356
Massmart Holdings Ltd.	150,488	3,017,897
Mr. Price Group Ltd.	249,831	3,781,834
Naspers Ltd., Class N	112,000	6,929,790
Northam Platinum Ltd.	833,900	3,007,771
RMI Holdings	1,827,800	4,728,167
Total		28,364,005

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA 1.9%
Busan Bank	114,000	$1,224,542
Grand Korea Leisure Co., Ltd.	82,290	2,165,025
Hana Tour Service, Inc.	18,000	979,708
Handsome Co., Ltd.	59,600	1,499,398
Hite Jinro Co., Ltd.	13,250	289,897
iMarketKorea, Inc.	70,996	1,809,178
KEPCO Plant Service & Engineering Co. Ltd.	28,740	1,302,626
Samsung Engineering Co., Ltd.	5,000	857,925
Woongjin Coway Co., Ltd.	59,500	1,646,197
Total		11,774,496
SWEDEN 2.3%
Hexagon AB, Class B	379,762	8,140,070
Sweco AB, Class B	397,205	4,187,438
Unibet Group PLC, SDR	60,400	1,691,877
Total		14,019,385
SWITZERLAND 3.5%
Dufry AG, Registered Shares (a)	35,658	4,272,894
Geberit AG	24,159	5,253,073
Kuehne & Nagel International AG	16,413	1,853,334
Partners Group Holding AG	24,670	5,133,353
Sika AG	1,469	2,995,792
Zehnder Group AG	31,700	1,880,766
Total		21,389,212
TAIWAN 6.5%
Advantech Co., Ltd.	618,000	2,252,068
Chipbond Technology Corp.	4,000	6,322
Chroma ATE, Inc.	1,117,000	2,346,620
CTCI Corp.	1,881,000	4,296,983
Far EasTone Telecommunications Co., Ltd.	3,503,000	8,644,425
Lung Yen Life Service Corp.	345,000	1,185,156
PChome Online, Inc.	289,031	1,633,948
President Chain Store Corp.	309,500	1,652,099
Radiant Opto-Electronics Corp.	436,720	1,887,554
Simplo Technology Co., Ltd.	590,591	3,525,005
St. Shine Optical Co., Ltd.	192,000	2,464,093
Taiwan Hon Chuan Enterprise Co., Ltd.	1,070,000	2,338,297
Taiwan Mobile Co., Ltd.	1,585,000	5,780,076
Tripod Technology Corp.	766,000	1,873,325
Total		39,885,971

Issuer	Shares	Value

Common Stocks (continued)
THAILAND 0.8%
Home Product Center PCL, Foreign Registered Shares	11,700,000	$4,966,521
Samui Airport Property Fund Leasehold	66,500	31,111
Total		4,997,632
UNITED KINGDOM 6.9%
Abcam PLC	264,300	1,714,635
Aggreko PLC	84,200	3,144,896
ASOS PLC (a)	62,000	2,199,583
BBA Aviation PLC	830,650	2,649,133
Charles Taylor PLC	1,552,000	4,511,103
Domino’s Pizza Group PLC	363,000	3,112,574
Elementis PLC	471,147	1,765,074
Greggs PLC	220,000	1,783,384
Intertek Group PLC	89,300	3,951,123
Jardine Lloyd Thompson Group PLC	216,900	2,681,164
Premier Oil PLC (a)	183,720	1,064,752
PureCircle Ltd. (a)	381,457	1,293,551
Rightmove PLC	94,000	2,380,085
Rotork PLC	50,000	1,827,146
Shaftesbury PLC	171,200	1,459,675
Smith & Nephew PLC	161,498	1,782,478
Spirax-Sarco Engineering PLC	61,500	2,076,575
Tullow Oil PLC	35,286	780,623
WH Smith PLC	219,553	2,292,063
Total		42,469,617
UNITED STATES 3.1%
Atwood Oceanics, Inc. (a)	91,120	4,141,404
BioMarin Pharmaceutical, Inc. (a)	100,000	4,027,000
FMC Technologies, Inc. (a)	63,312	2,931,346
Hornbeck Offshore Services, Inc. (a)(b)	41,627	1,525,629
Rowan Companies PLC, Class A (a)	52,000	1,756,040
Textainer Group Holdings Ltd.	104,191	3,183,035
World Fuel Services Corp.	40,516	1,442,775
Total		19,007,229
Total Common Stocks (Cost: $508,434,771)		$586,339,745

	Shares	Value

Money Market Funds 4.5%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	27,623,222	$27,623,222
Total Money Market Funds (Cost: $27,623,222)		$27,623,222

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.2%
Repurchase Agreements 0.2%
Societe Generale dated 09/28/12, matures 10/01/12, repurchase price $1,327,947 (e)
	0.200%	1,327,925	$1,327,925

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,327,925)	$1,327,925
Total Investments
(Cost: $537,417,133) (f)	$615,322,003(g)
Other Assets & Liabilities, Net	(2,044,424)
Net Assets	$613,277,579

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	October 1, 2012	24,418 (USD)	201,361 (ZAR)	—	(225)
Mellon Bank	October 2, 2012	172,059 (USD)	1,410,383 (ZAR)	—	(2,603)
Morgan Stanley	October 3, 2012	23,113 (USD)	190,293 (ZAR)	—	(253)
Northern Trust Company	October 4, 2012	2,177 (USD)	17,906 (ZAR)	—	(26)
Mellon Bank	October 5, 2012	12,902 (ZAR)	1,555 (USD)	5	—
Total				5	(3,107)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	43,236,307	70,058,272	(85,671,357)	27,623,222	37,869	27,623,222

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Societe Generale (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	242,028
United States Treasury Note/Bond	817,804
United States Treasury Strip Coupon	70,703
United States Treasury Strip Principal	223,949
Total Market Value of Collateral Securities	1,354,484

(f)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $537,417,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$107,702,000
Unrealized Depreciation	(29,797,000)
Net Unrealized Appreciation	$77,905,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Currency Legend

USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	14,976,489	95,694,545	—	110,671,034
Consumer Staples	3,797,641	23,952,493	—	27,750,134
Energy	23,895,761	4,225,544	—	28,121,305
Financials	2,490,367	88,397,032	—	90,887,399
Health Care	8,841,374	25,871,291	—	34,712,665
Industrials	29,516,707	111,642,329	—	141,159,036
Information Technology	5,006,184	73,503,349	—	78,509,533
Materials	10,514,216	42,911,741	—	53,425,957
Telecommunication Services	—	17,751,009	—	17,751,009
Utilities	—	3,351,673	—	3,351,673
Total Equity Securities	99,038,739	487,301,006	—	586,339,745

Other
Mutual Funds	—	31,111	—	31,111
Money Market Funds	27,623,222	—	—	27,623,222
Investments of Cash Collateral Received for Securities on Loan	—	1,327,925	—	1,327,925
Total Other	27,623,222	1,359,036	—	28,982,258

Investments in Securities	126,661,961	488,660,042	—	615,322,003
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5	—	5
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,107)	—	(3,107)
Total	126,661,961	488,656,940	—	615,318,901

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Columbia Wanger U.S. Equities Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 14.3%
Auto Components 1.2%
Dorman Products, Inc. (a)	66,000	$2,079,660
Drew Industries, Inc. (a)(b)	218,000	6,585,780
Total		8,665,440
Distributors 0.8%
Pool Corp.	131,000	5,446,980
Hotels, Restaurants & Leisure 4.1%
Bally Technologies, Inc. (a)(b)	156,000	7,704,840
Bravo Brio Restaurant Group, Inc. (a)	156,000	2,269,800
Choice Hotels International, Inc.	50,000	1,599,500
Life Time Fitness, Inc. (a)(b)	129,000	5,900,460
Penn National Gaming, Inc. (a)	78,000	3,361,800
Pinnacle Entertainment, Inc. (a)	448,000	5,488,000
Vail Resorts, Inc.	34,000	1,960,100
WMS Industries, Inc. (a)	75,000	1,228,500
Total		29,513,000
Household Durables 1.8%
Cavco Industries, Inc. (a)(b)	101,000	4,634,890
Helen of Troy Ltd. (a)	182,000	5,793,060
Skullcandy, Inc. (a)(b)	160,000	2,200,000
Total		12,627,950
Internet & Catalog Retail 1.0%
HomeAway, Inc. (a)	90,500	2,122,225
Shutterfly, Inc. (a)(b)	162,000	5,041,440
Total		7,163,665
Media 0.6%
Lamar Advertising Co., Class A (a)	107,000	3,965,420
Multiline Retail 0.4%
Saks, Inc. (a)(b)	284,000	2,928,040
Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	189,000	6,410,880
Pier 1 Imports, Inc.	391,000	7,327,340
Total		13,738,220
Textiles, Apparel & Luxury Goods 2.5%
Deckers Outdoor Corp. (a)(b)	43,000	1,575,520
lululemon athletica, Inc. (a)	165,000	12,200,100
Warnaco Group, Inc. (The) (a)	79,000	4,100,100
Total		17,875,720
TOTAL CONSUMER DISCRETIONARY		101,924,435

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 4.4%
Energy Equipment & Services 2.2%
Atwood Oceanics, Inc. (a)(b)	240,900	$10,948,905
Core Laboratories NV	22,000	2,672,560
Hornbeck Offshore Services, Inc. (a)(b)	59,000	2,162,350
Total		15,783,815
Oil, Gas & Consumable Fuels 2.2%
Laredo Petroleum Holdings, Inc. (a)	105,000	2,307,900
PDC Energy, Inc. (a)	85,000	2,688,550
Rosetta Resources, Inc. (a)	84,000	4,023,600
SM Energy Co.	82,000	4,437,020
World Fuel Services Corp.	60,000	2,136,600
Total		15,593,670
TOTAL ENERGY		31,377,485
FINANCIALS 19.9%
Capital Markets 2.0%
Eaton Vance Corp.	291,000	8,427,360
SEI Investments Co.	264,000	5,662,800
Total		14,090,160
Commercial Banks 6.5%
Associated Banc-Corp.	387,000	5,096,790
City National Corp.	113,000	5,820,630
First Busey Corp.	692,000	3,376,960
First Commonwealth Financial Corp.	366,000	2,580,300
Guaranty Bancorp (a)	291,000	587,820
Hancock Holding Co.	122,918	3,804,312
Lakeland Financial Corp.	170,000	4,692,000
MB Financial, Inc.	256,000	5,056,000
Pacific Continental Corp.	65,316	583,272
Sandy Spring Bancorp, Inc.	57,000	1,097,250
SVB Financial Group (a)	74,000	4,474,040
TCF Financial Corp.	271,000	3,235,740
Valley National Bancorp	255,249	2,557,595
Virginia Commerce Bancorp, Inc. (a)	367,964	3,219,685
Total		46,182,394
Diversified Financial Services 0.5%
Leucadia National Corp.	148,000	3,367,000
Insurance 1.2%
Allied World Assurance Co. Holdings AG	24,000	1,854,000
Enstar Group Ltd. (a)(b)	40,000	3,986,000
Tower Group, Inc.	155,000	3,005,450
Total		8,845,450

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 7.4%
Associated Estates Realty Corp.	162,000	$2,455,920
BioMed Realty Trust, Inc.	333,000	6,233,760
DuPont Fabros Technology, Inc.	210,000	5,302,500
Education Realty Trust, Inc.	156,000	1,700,400
Extra Space Storage, Inc.	362,000	12,036,500
Kilroy Realty Corp.	63,000	2,821,140
Kite Realty Group Trust	810,000	4,131,000
Ryman Hospitality Properties	362,000	14,309,860
Summit Hotel Properties, Inc.	426,000	3,638,040
Total		52,629,120
Real Estate Management & Development 0.3%
St. Joe Co. (The) (a)(b)	100,000	1,950,000
Thrifts & Mortgage Finance 2.0%
Berkshire Hills Bancorp, Inc.	81,000	1,853,280
Kaiser Federal Financial Group, Inc.	106,541	1,607,704
Provident New York Bancorp	210,000	1,976,100
TrustCo Bank Corp.	666,700	3,813,524
ViewPoint Financial Group, Inc.	254,000	4,869,180
Total		14,119,788
TOTAL FINANCIALS		141,183,912
HEALTH CARE 12.8%
Biotechnology 6.6%
Alexion Pharmaceuticals, Inc. (a)	24,000	2,745,600
Ariad Pharmaceuticals, Inc. (a)	214,000	5,184,150
BioMarin Pharmaceutical, Inc. (a)(b)	121,000	4,872,670
Cepheid, Inc. (a)(b)	231,800	7,999,418
Chelsea Therapeutics International Ltd. (a)(b)	343,400	412,080
InterMune, Inc. (a)(b)	80,000	717,600
Isis Pharmaceuticals, Inc. (a)(b)	298,000	4,192,860
NPS Pharmaceuticals, Inc. (a)(b)	490,000	4,532,500
Onyx Pharmaceuticals, Inc. (a)	54,000	4,563,000
Raptor Pharmaceutical Corp. (a)(b)	105,000	583,800
Seattle Genetics, Inc. (a)(b)	250,000	6,737,500
Synageva Biopharma Corp. (a)	77,000	4,114,110
Total		46,655,288
Health Care Equipment & Supplies 1.8%
Hill-Rom Holdings, Inc.	169,000	4,911,140
Sirona Dental Systems, Inc. (a)	143,482	8,172,735
Total		13,083,875

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 0.7%
Health Management Associates, Inc., Class A (a)	548,500	$4,601,915
Health Care Technology 0.2%
Quality Systems, Inc.	82,000	1,521,100
Life Sciences Tools & Services 2.2%
Mettler-Toledo International, Inc. (a)(b)	72,000	12,293,280
Techne Corp.	45,000	3,237,300
Total		15,530,580
Pharmaceuticals 1.3%
Akorn, Inc. (a)(b)	350,000	4,627,000
Auxilium Pharmaceuticals, Inc. (a)	195,000	4,769,700
Total		9,396,700
TOTAL HEALTH CARE		90,789,458
INDUSTRIALS 24.6%
Aerospace & Defense 1.7%
HEICO Corp., Class A	160,000	4,881,600
Moog, Inc., Class A (a)(b)	190,000	7,195,300
Total		12,076,900
Air Freight & Logistics 0.4%
Forward Air Corp.	91,000	2,767,310
Commercial Services & Supplies 3.1%
Acorn Energy, Inc.	225,965	2,015,608
Clean Harbors, Inc. (a)	37,000	1,807,450
Herman Miller, Inc.	97,000	1,885,680
Interface, Inc.	175,000	2,311,750
Knoll, Inc.	379,000	5,287,050
McGrath Rentcorp	230,000	6,000,700
Mobile Mini, Inc. (a)(b)	150,000	2,506,500
Total		21,814,738
Electrical Equipment 5.5%
Acuity Brands, Inc.	91,500	5,791,035
AMETEK, Inc.	452,100	16,026,945
Generac Holdings, Inc.	69,000	1,579,410
GrafTech International Ltd. (a)	261,005	2,346,435
II-VI, Inc. (a)(b)	549,000	10,441,980
Polypore International, Inc. (a)(b)	90,000	3,181,500
Total		39,367,305

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 8.6%
Donaldson Co., Inc.	350,000	$12,148,500
ESCO Technologies, Inc.	220,000	8,547,000
Kennametal, Inc.	235,000	8,713,800
Middleby Corp. (a)(b)	11,000	1,272,040
Nordson Corp.	334,000	19,579,080
Oshkosh Corp. (a)	65,000	1,782,950
Toro Co. (The)	106,800	4,248,504
WABCO Holdings, Inc. (a)	51,000	2,941,170
Wabtec Corp.	22,000	1,766,380
Total		60,999,424
Professional Services 1.1%
GP Strategies Corp. (a)(b)	129,000	2,492,280
Insperity, Inc.	51,000	1,286,730
Navigant Consulting, Inc. (a)	175,000	1,933,750
RCM Technologies, Inc. (a)	233,000	1,267,520
RPX Corp. (a)	57,500	644,575
Total		7,624,855
Road & Rail 1.5%
Avis Budget Group, Inc. (a)(b)	373,500	5,744,430
Heartland Express, Inc.	81,000	1,082,160
Hertz Global Holdings, Inc. (a)	294,000	4,036,620
Total		10,863,210
Trading Companies & Distributors 2.7%
CAI International, Inc. (a)(b)	198,100	4,065,012
H&E Equipment Services, Inc.	272,400	3,301,488
Rush Enterprises, Inc., Class A (a)(b)	240,100	4,624,326
Rush Enterprises, Inc., Class B (a)(b)	100,000	1,681,000
Textainer Group Holdings Ltd.	182,000	5,560,100
WESCO International, Inc. (a)	2,967	169,712
Total		19,401,638
TOTAL INDUSTRIALS		174,915,380
INFORMATION TECHNOLOGY 20.0%
Communications Equipment 1.4%
Finisar Corp. (a)	210,800	3,014,440
Infinera Corp. (a)(b)	67,922	372,213
Ixia (a)(b)	299,000	4,804,930
NETGEAR, Inc. (a)(b)	38,000	1,449,320
Total		9,640,903
Electronic Equipment, Instruments & Components 2.7%
IPG Photonics Corp. (a)(b)	333,000	19,080,900

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 1.4%
Saba Software, Inc. (a)(b)	147,000	$1,468,530
SPS Commerce, Inc. (a)(b)	117,000	4,500,990
Velti PLC (a)	494,500	4,138,965
Total		10,108,485
IT Services 3.7%
ExlService Holdings, Inc. (a)	374,000	11,033,000
Global Payments, Inc.	53,000	2,216,990
Syntel, Inc.	106,000	6,615,460
Virtusa Corp. (a)	85,000	1,510,450
WNS Holdings Ltd., ADR (a)	310,000	3,174,400
Wright Express Corp. (a)	25,000	1,743,000
Total		26,293,300
Office Electronics 0.4%
Zebra Technologies Corp., Class A (a)	85,000	3,190,900
Semiconductors & Semiconductor Equipment 4.0%
Atmel Corp. (a)	761,000	4,002,860
Entegris, Inc. (a)	453,000	3,682,890
Hittite Microwave Corp. (a)(b)	25,000	1,386,750
Microsemi Corp. (a)	293,000	5,880,510
Monolithic Power Systems, Inc. (a)(b)	233,000	4,601,750
ON Semiconductor Corp. (a)	442,000	2,727,140
Pericom Semiconductor Corp. (a)(b)	291,000	2,527,335
Ultratech, Inc. (a)	109,000	3,420,420
Total		28,229,655
Software 6.4%
ANSYS, Inc. (a)	120,000	8,808,000
Concur Technologies, Inc. (a)(b)	84,000	6,193,320
Eloqua, Inc. (a)	42,536	840,086
Exa Corp. (a)	1,166	12,651
Informatica Corp. (a)	295,000	10,268,950
MICROS Systems, Inc. (a)	279,000	13,704,480
NetSuite, Inc. (a)(b)	85,000	5,423,000
Total		45,250,487
TOTAL INFORMATION TECHNOLOGY		141,794,630
MATERIALS 0.8%
Chemicals 0.5%
Albemarle Corp.	71,000	3,740,280
Construction Materials 0.3%
Caesar Stone Sdot Yam Ltd. (a)	122,515	1,727,461
TOTAL MATERIALS		5,467,741

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.2%
tw telecom, Inc. (a)(b)	594,000	$15,485,580
Wireless Telecommunication Services 0.3%
Boingo Wireless, Inc. (a)	296,578	2,354,829
TOTAL TELECOMMUNICATION SERVICES		17,840,409
Total Common Stocks (Cost: $557,368,340)		$705,293,450

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	7,153,127	7,153,127
Total Money Market Funds (Cost: $7,153,127)		$7,153,127

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.8%
Asset-Backed Commercial Paper 0.3%
Kells Funding LLC
10/12/12	0.612%	1,993,798	1,993,798

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 8.5%
	Citigroup Global Markets, Inc. (e)
	dated 09/28/12, matures 10/01/12,
	repurchase price $2,000,043
	0.260%	$2,000,000	$2,000,000
	repurchase price $7,000,152
	0.260%	7,000,000	7,000,000
	Mizuho Securities USA, Inc. dated 09/28/12, matures 10/01/12, repurchase price $5,000,125 (e)
	0.300%	5,000,000	5,000,000
	Natixis Financial Products, Inc. dated 09/28/12, matures 10/01/12, repurchase price $30,432,110 (e)
	0.350%	30,431,222	30,431,222
	Pershing LLC dated 09/28/12, matures 10/01/12, repurchase price $5,000,104 (e)
	0.250%	5,000,000	5,000,000
	Societe Generale dated 09/28/12, matures 10/01/12, repurchase price $11,433,766 (e)
	0.200%	11,433,576	11,433,576
Total			60,864,798
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $62,858,596)			$62,858,596
Total Investments
(Cost: $627,380,063)			$775,305,173(f)
	Other Assets & Liabilities, Net		(64,524,441)
Net Assets			$710,780,732

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	13,983,967	94,041,162	(100,872,002)	7,153,127	6,881	7,153,127

(e)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.260%)

Security Description	Value ($)

Fannie Mae REMICS	732,007
Fannie Mae-Aces	232,782
Freddie Mac REMICS	706,687
Government National Mortgage Association	368,524
Total Market Value of Collateral Securities	2,040,000

Citigroup Global Markets, Inc. (0.260%)

Security Description	Value ($)

Fannie Mae REMICS	2,562,024
Fannie Mae-Aces	814,737
Freddie Mac REMICS	2,473,406
Government National Mortgage Association	1,289,833
Total Market Value of Collateral Securities	7,140,000

Mizuho Securities USA, Inc. (0.300%)

Security Description	Value ($)

Fannie Mae REMICS	541,969
Federal Farm Credit Banks	261,993
Freddie Mac REMICS	769,701
Ginnie Mae I Pool	2,723
United States Treasury Note/Bond	3,523,614
Total Market Value of Collateral Securities	5,100,000

Natixis Financial Products, Inc. (0.350%)

Security Description	Value ($)

Fannie Mae Pool	1,718,360
Fannie Mae REMICS	7,404,830
Fannie Mae-Aces	77,043
Freddie Mac Reference REMIC	117
Freddie Mac REMICS	8,104,774
Government National Mortgage Association	13,735,628
Total Market Value of Collateral Securities	31,040,752

Pershing LLC (0.250%)

Security Description	Value ($)

Fannie Mae Pool	653,820
Fannie Mae REMICS	1,013,284
Federal Home Loan Banks	188,059
Freddie Mac Gold Pool	471,011
Freddie Mac Non Gold Pool	210,924
Freddie Mac REMICS	345,303
Ginnie Mae I Pool	399,247
Ginnie Mae II Pool	652,744
Government National Mortgage Association	1,165,608
Total Market Value of Collateral Securities	5,100,000

Societe Generale (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	2,083,886
United States Treasury Note/Bond	7,041,382
United States Treasury Strip Coupon	608,756
United States Treasury Strip Principal	1,928,224
Total Market Value of Collateral Securities	11,662,248

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	101,924,435	—	—	101,924,435
Energy	31,377,485	—	—	31,377,485
Financials	141,183,912	—	—	141,183,912
Health Care	90,789,458	—	—	90,789,458
Industrials	174,915,380	—	—	174,915,380
Information Technology	141,794,630	—	—	141,794,630
Materials	5,467,741	—	—	5,467,741
Telecommunication Services	17,840,409	—	—	17,840,409
Total Equity Securities	705,293,450	—	—	705,293,450

Other
Money Market Funds	7,153,127	—	—	7,153,127
Investments of Cash Collateral Received for Securities on Loan	—	62,858,596	—	62,858,596
Total Other	7,153,127	62,858,596	—	70,011,723
Total	712,446,577	62,858,596	—	775,305,173

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Variable Portfolio – Conservative Portfolio

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 20.2%
Dividend Income 1.4%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	3,169,862	$45,043,737
Global Real Estate 0.5%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	1,328,294	15,979,375
International 4.0%
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	860,880	9,986,211
Variable Portfolio – DFA International Value Fund, Class 1 (a)	3,867,360	35,502,367
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	3,293,376	37,346,877
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	1,131,147	13,200,482
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	3,318,762	34,747,440
Total		130,783,377
U.S. Large Cap 10.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	1,396,869	14,653,160
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	3,274,204	36,605,601
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	3,494,378	45,741,408
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	1,316,230	17,150,476
Variable Portfolio – Davis New York Venture Fund, Class 1 (a)(b)	2,253,079	24,153,002
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	3,974,204	49,359,612
Variable Portfolio – Marsico Growth Fund, Class 1 (a)(b)	3,349,016	45,044,267
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	3,759,395	50,451,081
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	3,500,516	46,066,791
Total		329,225,398
U.S. Mid Cap 2.7%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	473,916	6,582,691
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	1,730,076	19,636,367
Variable Portfolio – Goldman Sachs Mid Cap Value Fund, Class 1 (a)(b)	2,753,595	32,905,455

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	2,211,104	$29,761,463
Total		88,885,976
U.S. Small Cap 1.5%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	889,646	11,912,361
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	2,235,140	35,829,304
Total		47,741,665
Total Equity Funds (Cost: $567,352,861)		$657,659,528

Fixed-Income Funds 72.4%
Emerging Markets 1.1%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	3,233,310	34,143,761
Floating Rate 3.1%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	10,276,653	102,355,465
Global Bond 2.5%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	6,624,673	80,489,774
High Yield 1.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	3,765,279	38,292,885
Inflation Protected Securities 6.8%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Class 1 (a)	23,607,136	221,907,081
Investment Grade 55.9%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	30,711,921	342,437,920
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	23,313,858	247,126,900
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1 (a)	14,684,359	153,892,081
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	34,596,985	390,253,987
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	34,464,710	381,868,987
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	12,046,748	126,611,324
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	17,056,436	176,192,980
Total		1,818,384,179

	Shares	Value

Fixed-Income Funds (continued)
Multisector 1.8%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	6,181,702	$56,995,290
Total Fixed-Income Funds (Cost: $2,274,292,630)		$2,352,568,435

Alternative Investments 1.5%
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)(b)	747,014	7,500,026
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	3,970,553	40,420,226
Total Alternative Investments (Cost: $46,762,933)		$47,920,252

	Shares	Value

Money Market Funds 5.9%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.013%(a)(c)	192,661,564	$192,661,564
Total Money Market Funds (Cost: $192,661,564)		$192,661,564
Total Investments in Affiliated Funds (Cost: $3,081,069,988)		$3,250,809,779(d)
Other Assets and Liabilities		(17,711)
Net Assets		$3,250,792,068

Notes to Investments in Affiliated Funds

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund	169,894,023	26,367,236	(3,599,695)	—	192,661,564	—	13,265	192,661,564
Columbia Variable Portfolio – Contrarian Core Fund	—	13,822,152	(310,751)	(8,881)	13,502,520	—	—	14,653,160
Columbia Variable Portfolio – Diversified Bond Fund	329,361,403	39,423,144	(29,058,251)	764,410	340,490,706	8,305,001	12,845,072	342,437,920
Columbia Variable Portfolio – Dividend Opportunity Fund	43,305,901	776,931	(8,058,530)	1,528,519	37,552,821	—	—	45,043,737
Columbia Variable Portfolio – Emerging Markets Bond Fund	—	32,677,719	(991,062)	(20,144)	31,666,513	—	400,683	34,143,761
Columbia Variable Portfolio – Global Bond Fund	82,342,879	7,280,142	(13,505,415)	593,189	76,710,795	402,460	1,974,998	80,489,774
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	197,001,101	33,563,208	(6,524,825)	122,642	224,162,126	2,539,634	9,292,894	221,907,081
Columbia Variable Portfolio – Income Opportunities Fund	62,363,842	5,600,113	(28,591,206)	(1,693,889)	37,678,860	1,091,651	3,575,786	38,292,885
Columbia Variable Portfolio – Limited Duration Credit Fund	247,842,011	25,521,488	(38,261,563)	2,175,883	237,277,819	—	6,570,300	247,126,900
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	—	6,307,100	(87,290)	(1,449)	6,218,361	—	—	6,582,691
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	17,617,662	4,253,985	(5,368,227)	494,981	16,998,401	—	—	19,636,367
Columbia Variable Portfolio – Select Large-Cap Value Fund	—	36,178,017	(531,273)	(9,149)	35,637,595	—	—	36,605,601

Columbia Variable Portfolio – Short Duration U.S. Government Fund	97,860,059	56,043,001	(1,250,888)	19,745	152,671,917	—	1,133,662	153,892,081
Columbia Variable Portfolio – Strategic Income Fund	53,838,261	3,518,262	(6,260,575)	684,478	51,780,426	—	2,112,379	56,995,290
Variable Portfolio – American Century Diversified Bond Fund	305,213,252	62,021,020	(2,324,158)	233,951	365,144,065	2,469,973	7,856,160	390,253,987
Variable Portfolio – American Century Growth Fund	40,438,977	1,773,638	(8,795,172)	2,176,625	35,594,068	—	—	45,741,408
Variable Portfolio – AQR Managed Futures Strategy Fund	—	7,751,118	(158,752)	5,072	7,597,438	—	—	7,500,026
Variable Portfolio – Columbia Wanger International Equities Fund	9,115,474	2,258,680	(1,652,292)	(219,471)	9,502,391	157,746	101,532	9,986,211
Variable Portfolio – Columbia Wanger U.S. Equities Fund	18,619,081	1,427,612	(7,135,012)	1,848,970	14,760,651	—	—	17,150,476
Variable Portfolio – Davis New York Venture Fund	26,115,033	871,802	(7,307,982)	1,220,803	20,899,656	—	—	24,153,002
Variable Portfolio – DFA International Value Fund	31,815,483	6,434,411	(2,419,965)	(18,787)	35,811,142	—	656,720	35,502,367
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	107,055,046	10,741,747	(19,715,586)	1,051,461	99,132,668	835,540	5,034,007	102,355,465
Variable Portfolio – Eaton Vance Global Macro Advantage Fund	—	40,372,478	(1,187,462)	(19,521)	39,165,495	—	—	40,420,226
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	22,939,201	3,628,701	(620,372)	103,442	26,050,972	—	—	32,905,455
Variable Portfolio – Invesco International Growth Fund	37,754,189	2,689,267	(6,003,685)	886,189	35,325,960	700,387	480,353	37,346,877
Variable Portfolio – J.P. Morgan Core Bond Fund	285,878,233	75,915,683	(1,397,882)	129,176	360,525,210	883,398	8,508,450	381,868,987
Variable Portfolio – Jennison Mid Cap Growth Fund	30,139,331	1,758,279	(10,601,985)	2,634,528	23,930,153	—	—	29,761,463
Variable Portfolio – Marsico Growth Fund	40,420,861	2,084,605	(8,047,052)	1,943,423	36,401,837	—	—	45,044,267
Variable Portfolio – MFS Value Fund	42,500,399	1,585,620	(5,550,188)	1,098,560	39,634,391	—	—	49,359,612
Variable Portfolio – Mondrian International Small Cap Fund	15,229,200	2,671,388	(4,409,798)	(573,771)	12,917,019	648,667	248,037	13,200,482
Variable Portfolio – Morgan Stanley Global Real Estate Fund	16,840,022	1,188,897	(2,619,124)	(136,564)	15,273,231	266,131	52,466	15,979,375
Variable Portfolio – NFJ Dividend Value Fund	41,103,574	1,338,421	(4,538,214)	1,057,119	38,960,900	—	—	50,451,081
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	41,259,325	2,279,952	(7,691,072)	2,059,877	37,908,082	—	—	46,066,791
Variable Portfolio – Partners Small Cap Growth Fund	11,040,856	892,507	(2,616,837)	639,109	9,955,635	—	—	11,912,361
Variable Portfolio – Partners Small Cap Value Fund	32,598,700	1,882,125	(4,875,514)	992,482	30,597,793	—	—	35,829,304

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	108,721,650	17,040,029	(1,909,096)	120,185	123,972,768	2,004,160	2,201,324	126,611,324
Variable Portfolio – Pyramis® International Equity Fund	37,117,070	3,861,986	(7,881,209)	821,435	33,919,282	526,057	598,635	34,747,440
Variable Portfolio – Wells Fargo Short Duration Government Fund	151,573,021	22,945,184	(1,493,220)	53,772	173,078,757	1,202,762	1,867,740	176,192,980
Total	2,754,915,120	566,747,648	(263,351,180)	22,758,400	3,081,069,988	22,033,567	65,524,463	3,250,809,779

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	3,250,809,779	—	—	3,250,809,779

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Davis New York Venture Fund

(renamed Variable Portfolio –Sit Dividend Growth Fund, effective November 19, 2012)

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.8%
CONSUMER DISCRETIONARY 9.4%
Automobiles 0.5%
Harley-Davidson, Inc.	128,105	$5,427,809
Household Durables 0.2%
Hunter Douglas NV	49,010	1,848,471
Internet & Catalog Retail 1.4%
Expedia, Inc.	26,405	1,527,265
Groupon, Inc. (a)	315,700	1,502,732
Liberty Interactive Corp., Class A (a)	305,483	5,651,436
Liberty Ventures, Inc., Class A (a)	15,274	758,201
Netflix, Inc. (a)	82,890	4,512,532
Total		13,952,166
Media 3.2%
Grupo Televisa SAB, ADR	88,030	2,069,585
Walt Disney Co. (The)	573,550	29,985,194
Total		32,054,779
Specialty Retail 3.9%
Bed Bath & Beyond, Inc. (a)	474,820	29,913,660
CarMax, Inc. (a)	180,082	5,096,321
Tiffany & Co.	51,840	3,207,859
Total		38,217,840
Textiles, Apparel & Luxury Goods 0.2%
Cie Financiere Richemont SA, Class A	25,500	1,529,187
TOTAL CONSUMER DISCRETIONARY		93,030,252
CONSUMER STAPLES 17.7%
Beverages 4.2%
Coca-Cola Co. (The)	347,380	13,176,123
Diageo PLC, ADR	177,950	20,060,304
Heineken Holding NV	172,818	8,393,503
Total		41,629,930
Food & Staples Retailing 11.9%
Costco Wholesale Corp.	467,350	46,793,419
CVS Caremark Corp.	1,383,764	67,001,853
SYSCO Corp.	90,670	2,835,251
Walgreen Co.	9,570	348,731
Total		116,979,254
Food Products 0.4%
Nestlé SA, Registered Shares	19,340	1,219,417

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.4% (continued)
Unilever NV - NY Shares	81,950	$2,907,586
Total		4,127,003
Personal Products 0.2%
Natura Cosmeticos SA	67,800	1,836,093
Tobacco 1.0%
Philip Morris International, Inc.	110,648	9,951,681
TOTAL CONSUMER STAPLES		174,523,961
ENERGY 9.4%
Energy Equipment & Services 1.2%
Schlumberger Ltd.	81,965	5,928,529
Transocean Ltd.	126,080	5,659,731
Total		11,588,260
Oil, Gas & Consumable Fuels 8.2%
Canadian Natural Resources Ltd.	819,452	25,230,927
China Coal Energy Co., Ltd., Class H	461,800	418,867
Devon Energy Corp.	164,573	9,956,666
EOG Resources, Inc.	218,514	24,484,494
Occidental Petroleum Corp.	242,740	20,890,204
OGX Petroleo e Gas Participacoes SA (a)	102,400	312,668
Total		81,293,826
TOTAL ENERGY		92,882,086
FINANCIALS 34.9%
Capital Markets 7.5%
Bank of New York Mellon Corp. (The)	1,955,528	44,234,043
Charles Schwab Corp. (The)	382,030	4,886,164
Goldman Sachs Group, Inc. (The)	38,860	4,417,605
Julius Baer Group Ltd.	582,162	20,302,938
Total		73,840,750
Commercial Banks 6.2%
Wells Fargo & Co.	1,775,980	61,324,589
Consumer Finance 5.8%
American Express Co.	1,007,411	57,281,389
Diversified Financial Services 0.8%
CME Group, Inc.	36,450	2,088,585

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.8% (continued)
JPMorgan Chase & Co.	140,220	$5,676,106
Total		7,764,691
Insurance 12.2%
ACE Ltd.	103,250	7,805,700
Alleghany Corp. (a)	50,879	17,550,202
Aon PLC	33,570	1,755,375
Berkshire Hathaway, Inc., Class B (a)	306,706	27,051,469
Everest Re Group Ltd.	17,630	1,885,705
Fairfax Financial Holdings Ltd.	18,089	6,961,733
Fairfax Financial Holdings Ltd.	5,780	2,232,570
Loews Corp.	702,602	28,989,358
Markel Corp. (a)	4,047	1,855,509
Progressive Corp. (The)	1,165,871	24,180,165
Total		120,267,786
Real Estate Management & Development 2.4%
Brookfield Asset Management, Inc., Class A	301,930	10,419,604
Hang Lung Group Ltd.	2,017,300	12,739,225
Total		23,158,829
TOTAL FINANCIALS		343,638,034
HEALTH CARE 3.3%
Health Care Providers & Services 2.6%
Express Scripts Holding Co. (a)	417,445	26,161,278
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	93,097	3,579,580
Pharmaceuticals 0.3%
Pfizer, Inc.	106,960	2,657,956
TOTAL HEALTH CARE		32,398,814
INDUSTRIALS 5.0%
Commercial Services & Supplies 1.4%
Iron Mountain, Inc.	409,843	13,979,745
Electrical Equipment 0.4%
Emerson Electric Co.	70,390	3,397,725

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 0.7%
PACCAR, Inc.	183,340	$7,338,184
Marine 1.1%
China Shipping Development Co., Ltd., Class H	516,900	213,580
Kuehne & Nagel International AG	96,754	10,925,332
Total		11,138,912
Transportation Infrastructure 1.4%
China Merchants Holdings International Co., Ltd.	4,445,845	13,625,277
TOTAL INDUSTRIALS		49,479,843
INFORMATION TECHNOLOGY 9.4%
Computers & Peripherals 0.3%
Hewlett-Packard Co.	186,010	3,173,331
Internet Software & Services 4.2%
Google, Inc., Class A (a)	54,687	41,261,342
IT Services 0.7%
Visa, Inc., Class A	49,130	6,597,176
Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	135,470	3,072,459
Texas Instruments, Inc.	484,845	13,357,480
Total		16,429,939
Software 2.5%
Activision Blizzard, Inc.	524,700	5,918,616
Microsoft Corp.	334,882	9,972,786
Oracle Corp.	276,894	8,719,392
Total		24,610,794
TOTAL INFORMATION TECHNOLOGY		92,072,582
MATERIALS 6.5%
Chemicals 5.0%
Air Products & Chemicals, Inc.	149,340	12,350,418
Ecolab, Inc.	122,250	7,923,022
Monsanto Co.	192,210	17,494,954
Potash Corp. of Saskatchewan, Inc.	171,318	7,438,628
Praxair, Inc.	44,360	4,608,117
Total		49,815,139

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials 0.2%
Martin Marietta Materials, Inc.	25,503	$2,113,433
Containers & Packaging 0.1%
Sealed Air Corp.	52,506	811,743
Metals & Mining 1.2%
BHP Billiton PLC	203,180	6,315,827
Rio Tinto PLC	110,459	5,145,949
Total		11,461,776
Paper & Forest Products —%
Sino-Forest Corp. (a)(b)(c)(d)	800,520	1
Sino-Forest Corp. (a)(c)(d)(e)(f)	34,500	—
Total		1
TOTAL MATERIALS		64,202,092
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
America Movil SAB de CV, Class L, ADR	73,430	1,868,059
TOTAL TELECOMMUNICATION SERVICES		1,868,059
Total Common Stocks (Cost: $776,755,515)		$944,095,723

Rights —%
CONSUMER DISCRETIONARY —%
Internet & Catalog Retail —%
Liberty Ventures, Inc. (a)	5,092	$68,946
TOTAL CONSUMER DISCRETIONARY		68,946
Total Rights (Cost: $—)		$68,946

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds —%
Paper —%
Sino-Forest Corp. (c)(e)(g)
08/01/13	5.000%	$1,340,000	$201,000
Total Convertible Bonds (Cost: $1,340,000)			$201,000

		Shares	Value

Money Market Funds 4.8%
Columbia Short-Term Cash Fund, 0.151% (h)(i)		47,497,041	$47,497,041
Total Money Market Funds (Cost: $47,497,041)			$47,497,041

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan —%
Repurchase Agreements —%
Barclays Capital, Inc. dated 09/28/12, matures 10/01/12,
repurchase price $243,518 (j)	0.200%	243,514	$243,514
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $243,514)			$243,514
Total Investments (Cost: $825,836,070)			$992,106,224(k)
Other Assets & Liabilities, Net			(5,842,902)
Net Assets			$986,263,322

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $201,001, representing 0.02% of net assets. Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Sino-Forest Corp.	12-11-09	$546,994

Sino-Forest Corp.	11-12-08 thru 06-07-11	$8,428,988

Sino-Forest Corp.	07-17-08	$1,340,000
5.000% 08/01/13

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2012, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $201,000 or 0.02% of net assets.

(f)	Negligible market value.
(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2012, the value of these securities amounted to $201,000, which represents 0.02% of net assets.

(h)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	64,766,390	429,051,483	(446,320,832)	47,497,041	73,328	47,497,041

(j)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Barclays Capital, Inc. (0.200%)

Security Description	Value ($)

United States Treasury Note/Bond	248,384
Total Market Value of Collateral Securities	248,384

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	89,652,594	3,377,658	—	93,030,252
Consumer Staples	164,911,040	9,612,921	—	174,523,961
Energy	92,463,219	418,867	—	92,882,086
Financials	310,595,871	33,042,163	—	343,638,034
Health Care	32,398,814	—	—	32,398,814
Industrials	24,715,654	24,764,189	—	49,479,843
Information Technology	92,072,582	—	—	92,072,582
Materials	52,740,315	11,461,776	1	64,202,092
Telecommunication Services	1,868,059	—	—	1,868,059
Rights
Consumer Discretionary	68,946	—	—	68,946
Total Equity Securities	861,487,094	82,677,574	1	944,164,669

Bonds
Convertible Bonds	—	201,000	—	201,000
Total Bonds	—	201,000	—	201,000

Other
Money Market Funds	47,497,041	—	—	47,497,041
Investments of Cash Collateral Received for Securities on Loan	—	243,514	—	243,514
Total Other	47,497,041	243,514	—	47,740,555
Total	908,984,135	83,122,088	1	992,106,224

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of December 31, 2011	573,756
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(573,755)
Sales	—
Purchases	—
Balance as of September 30, 2012	1

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $(573,755).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Common Stock classified as Level 3 are valued using a market a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%

AUSTRALIA 5.3%

Alumina Ltd.	858,644	$747,643
Arrium Ltd.	7,788	4,366
Asciano Group	540,414	2,435,850
Atlas Iron Ltd.	71,982	104,151
Bank of Queensland Ltd.	142,319	1,114,587
Bendigo and Adelaide Bank Ltd.	217,697	1,729,985
Boral Ltd.	384,808	1,524,772
Caltex Australia Ltd.	59,741	1,017,855
Echo Entertainment Group Ltd.	361,800	1,430,849
Fairfax Media Ltd.	1,768,103	756,835
GrainCorp Ltd., Class A	52,752	490,650
Harvey Norman Holdings Ltd.	287,196	574,672
Incitec Pivot Ltd.	713,769	2,191,701
Lend Lease Group	240,250	1,946,086
Macquarie Group Ltd.	272,294	7,984,389
Newcrest Mining Ltd.	211,678	6,363,274
Origin Energy Ltd.	592,375	6,940,890
OZ Minerals Ltd.	160,557	1,114,623
Qantas Airways Ltd. (a)	491,365	618,373
Santos Ltd.	529,144	6,208,152
Seven Group Holdings Ltd.	57,060	401,495
Sims Metal Management Ltd.	85,319	843,906
Suncorp-Metway Ltd.	659,106	6,286,849
Tatts Group Ltd.	611,194	1,711,308
Toll Holdings Ltd.	354,237	1,611,059
Treasury Wine Estates Ltd.	336,660	1,750,018
Wesfarmers Ltd.	637,399	22,559,009
Total		80,463,347

AUSTRIA 0.1%

Erste Group Bank AG (a)	41,956	936,243
Raiffeisen Bank International AG	25,222	913,519
Total		1,849,762

BELGIUM 1.3%

Ageas	92,290	2,213,024
Belgacom SA	80,490	2,456,549
D’ieteren SA/NV	61	2,979
Delhaize Group SA	87,793	3,389,628
KBC Groep NV	96,304	2,310,514
Solvay SA	39,454	4,566,074
UCB SA	72,112	3,965,243
Umicore SA	6,175	322,763
Total		19,226,774

CANADA 13.3%

Aimia, Inc.	43,304	649,274

Issuer	Shares	Value

Common Stocks (continued)

CANADA (CONTINUED)

AuRico Gold, Inc. (a)	140,847	$989,983
Barrick Gold Corp.	234,620	9,797,731
Bell Aliant, Inc.	8,935	248,028
Bonavista Energy Corp.	54,248	962,349
Cameco Corp.	214,600	4,180,236
Canadian Natural Resources Ltd.	234,491	7,234,373
Canadian Natural Resources Ltd.	353,962	10,898,490
Canadian Tire Corp., Class A	41,572	2,992,203
Eldorado Gold Corp.	13,241	201,895
Empire Co., Ltd.	15,249	917,949
EnCana Corp.	66,716	1,461,088
Enerplus Corp.	100,636	1,668,566
Ensign Energy Services, Inc.	52,725	809,834
Fairfax Financial Holdings Ltd.	912	352,267
Genworth MI Canada, Inc.	8,600	182,480
George Weston Ltd.	9,600	617,638
Goldcorp, Inc.	200,924	9,212,365
Goldcorp, Inc.	248,312	11,401,489
Husky Energy, Inc.	208,963	5,615,708
IAMGOLD Corp.	83,073	1,317,372
Industrial Alliance Insurance & Financial Services, Inc.	13,498	384,990
Inmet Mining Corp.	26,819	1,274,796
Katanga Mining Ltd. (a)	44,818	19,603
Kinross Gold Corp.	662,500	6,779,320
Loblaw Companies Ltd.	56,500	1,963,218
Lundin Mining Corp. (a)	262,011	1,337,906
Magna International, Inc.	168,608	7,290,740
Manulife Financial Corp.	1,107,895	13,354,242
Methanex Corp.	31,589	901,303
Nexen, Inc.	417,396	10,571,824
Pan American Silver Corp.	29,214	626,418
Pan American Silver Corp.	6,100	130,845
Pengrowth Energy Corp.	162,056	1,092,901
Penn West Petroleum Ltd.	225,006	3,201,947
PetroBakken Energy Ltd., Class A	42,260	599,661
Precision Drilling Corp. (a)	126,500	994,655
Progress Energy Resources Corp.	95,645	2,130,633
Progressive Waste Solutions Ltd.	52,532	1,082,060
Quebecor, Inc., Class B	15,755	524,526
Research In Motion Ltd. (a)	169,400	1,295,787
Sun Life Financial, Inc.	360,351	8,364,571
Suncor Energy, Inc.	955,700	31,438,651
Talisman Energy, Inc.	586,200	7,835,081
Teck Resources Ltd.	200	6,265
Teck Resources Ltd., Class B	339,000	10,003,448
Thomson Reuters Corp.	228,668	6,610,461
TransAlta Corp.	106,855	1,635,813

Issuer	Shares	Value

Common Stocks (continued)

CANADA (CONTINUED)

Uranium One, Inc. (a)	261,200	$624,372
Viterra, Inc.	62,727	1,027,904
West Fraser Timber Co., Ltd.	800	45,521
Yamana Gold, Inc.	434,700	8,304,004
Total		203,164,784

DENMARK 1.5%

A P Moller - Maersk A/S, Class A	356	2,412,810
AP Moller - Maersk A/S, Class B	897	6,419,623
Carlsberg A/S, Class B	76,911	6,814,144
Danske Bank AS (a)	245,514	4,430,805
H Lundbeck A/S	36,462	677,515
Rockwool International A/S, Class B	957	90,974
TDC A/S	246,735	1,797,297
Vestas Wind Systems A/S (a)	2,786	19,804
Total		22,662,972

FINLAND 0.7%

Kesko OYJ, Class A	513	15,162
Kesko OYJ, Class B	21,904	620,658
Neste Oil OYJ	53,005	694,763
Nokia OYJ	497,183	1,284,199
Stora Enso OYJ, Class R	576,884	3,583,563
UPM-Kymmene OYJ	409,671	4,630,107
Total		10,828,452

FRANCE 9.3%

Alcatel-Lucent (a)	873,448	964,162
ArcelorMittal	400,081	5,737,624
Arkema SA	18,337	1,716,870
BNP Paribas SA	294,655	14,002,341
Bollore SA	4,457	1,157,235
Bouygues SA	192,215	4,693,111
Cap Gemini SA	75,050	3,175,385
Casino Guichard Perrachon SA	28,716	2,542,143
Cie de St. Gobain	253,410	8,901,491
Cie Generale de Geophysique-Veritas (a)	72,476	2,281,814
Cie Generale des Etablissements Michelin	95,223	7,459,449
Credit Agricole SA (a)	302,250	2,085,742
Eiffage SA	1,700	55,794
Electricite de France SA	126,378	2,647,965
Eramet	1,530	179,311
France Telecom SA	1,025,914	12,376,675
GDF Suez	707,670	15,823,406
Groupe Eurotunnel SA	60,092	423,327
Lafarge SA	101,967	5,491,579

Issuer	Shares	Value

Common Stocks (continued)

FRANCE (CONTINUED)

Lagardere SCA	56,145	$1,533,529
Natixis	471,532	1,484,558
Peugeot SA (a)	50,579	399,729
Renault SA	156,761	7,356,796
Rexel SA	41,883	842,848
Sanofi	77,372	6,596,973
Societe Generale SA (a)	540,403	15,347,228
STMicroelectronics NV	323,257	1,741,778
Thales SA	25,675	881,755
Vallourec SA	1,106	46,831
Vivendi SA	711,228	13,869,394
Total		141,816,843

GERMANY 9.7%

Allianz SE, Registered Shares	166,334	19,790,878
Celesio AG	18,214	324,757
Commerzbank AG (a)	1,824,504	3,256,619
Daimler AG, Registered Shares	520,456	25,190,798
Deutsche Bank AG, Registered Shares	540,997	21,374,172
Deutsche Lufthansa AG, Registered Shares	192,510	2,609,911
Deutsche Telekom AG, Registered Shares	1,634,522	20,111,733
E.ON AG	892,922	21,187,649
HeidelbergCement AG	70,541	3,695,747
Muenchener Rueckversicherungs AG, Registered Shares	95,260	14,873,281
RWE AG	140,549	6,288,023
Salzgitter AG	7,825	302,319
ThyssenKrupp AG	294,568	6,260,961
Volkswagen AG	17,173	2,873,274
Total		148,140,122

GREECE –%

Coca Cola Hellenic Bottling Co. SA	32,833	612,628

HONG KONG 2.1%

Cathay Pacific Airways Ltd.	999,000	1,616,711
Foxconn International Holdings Ltd. (a)	1,064,000	348,961
Henderson Land Development Co., Ltd.	490,189	3,510,466
Hongkong & Shanghai Hotels (The)	122,750	145,090
Hopewell Holdings Ltd.	227,000	782,211
Hutchison Whampoa Ltd.	1,477,000	14,243,843
Kowloon Development Co., Ltd.	61,000	69,965
New World Development Co., Ltd.	2,800,387	4,315,394
Orient Overseas International Ltd.	133,000	728,880

Issuer	Shares	Value

Common Stocks (continued)

HONG KONG (CONTINUED)

Wharf Holdings Ltd.	624,000	$4,314,836
Wheelock & Co., Ltd.	448,000	1,924,689
Total		32,001,046

IRELAND –%

Governor & Co. of the Bank of Ireland (The) (a)	1,186,599	147,909

ISRAEL 0.3%

Bank Hapoalim BM (a)	584,885	2,086,883
Bank Leumi Le-Israel BM (a)	379,223	1,062,795
Elbit Systems Ltd.	2,193	75,126
Israel Discount Bank Ltd., Class A (a)	1,149,901	1,376,243
NICE Systems Ltd., ADR (a)	400	13,288
Oil Refineries Ltd. (a)	3,090	1,255
Total		4,615,590

ITALY 1.0%

Banca Monte dei Paschi di Siena SpA (a)	2,312,349	670,367
Banco Popolare SC (a)	186,982	279,928
Fiat SpA (a)	336,908	1,797,582
Mediaset SpA	140,209	263,236
Parmalat SpA	143,732	306,791
Telecom Italia SpA	6,689,070	6,704,714
UniCredit SpA (a)	894,266	3,714,138
Unione di Banche Italiane SCPA	309,893	1,145,303
Total		14,882,059

JAPAN 18.2%

77 Bank Ltd. (The)	141,000	584,479
Aeon Co., Ltd.	312,700	3,531,003
Alfresa Holdings Corp.	17,800	876,818
Amada Co., Ltd.	149,000	651,063
Asahi Glass Co., Ltd.	733,000	4,876,230
Asahi Kasei Corp.	638,000	3,288,657
Autobacs Seven Co., Ltd.	10,500	475,413
Canon Marketing Japan, Inc.	21,000	289,921
Casio Computer Co., Ltd.	24,600	174,259
Chugoku Bank Ltd. (The)	34,000	479,033
Citizen Holdings Co., Ltd.	109,300	552,533
Coca-Cola West Co., Ltd.	25,500	422,863
COMSYS Holdings Corp.	42,700	595,161
Cosmo Oil Company Ltd.	256,000	470,716
Dai Nippon Printing Co., Ltd.	247,000	1,722,336
Daicel Corp.	122,000	730,724
Denki Kagaku Kogyo KK	141,000	436,964
Ebara Corp.	153,000	638,832

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Fuji Media Holdings, Inc.	199	$325,556
FUJIFILM Holdings Corp.	241,100	4,038,065
Fujitsu Ltd.	182,000	683,269
Fukuoka Financial Group, Inc.	342,000	1,388,637
Fukuyama Transporting Co., Ltd.	56,000	310,245
Furukawa Electric Co., Ltd. (a)	524,000	984,532
Gunma Bank Ltd. (The)	150,000	761,752
H2O Retailing Corp.	32,000	365,261
Hachijuni Bank Ltd. (The)	147,000	815,015
Hakuhodo DY Holdings, Inc.	9,530	641,991
Hankyu Hanshin Holdings, Inc.	329,000	1,776,779
Hitachi Capital Corp.	21,000	380,131
Hokuhoku Financial Group, Inc.	69,000	106,667
House Foods Corp.	28,700	485,545
Ibiden Co., Ltd.	43,000	629,032
Idemitsu Kosan Co., Ltd.	9,300	760,648
Inpex Corp.	1,142	6,788,901
Isetan Mitsukoshi Holdings Ltd.	166,700	1,736,928
Iyo Bank Ltd. (The)	60,000	488,356
J Front Retailing Co., Ltd.	203,000	1,137,667
JFE Holdings, Inc.	352,700	4,646,341
JTEKT Corp.	93,600	739,867
JX Holdings, Inc.	1,694,800	9,257,978
K’s Holdings Corp.	700	17,416
Kajima Corp.	218,000	594,691
Kamigumi Co., Ltd.	103,000	851,084
Kaneka Corp.	116,000	558,447
Kawasaki Kisen Kaisha Ltd. (a)	277,000	348,073
Kinden Corp.	59,000	371,196
Kobe Steel Ltd. (a)	974,000	771,676
Konica Minolta Holdings, Inc.	356,000	2,738,599
Kyocera Corp.	70,900	6,143,411
Kyowa Hakko Kirin Co., Ltd.	92,000	1,111,008
LIXIL Group Corp.	21,200	505,199
Marui Group Co., Ltd.	92,800	656,242
Mazda Motor Corp. (a)	1,150,000	1,342,248
Medipal Holdings Corp.	61,600	847,930
MEIJI Holdings Co., Ltd.	28,100	1,394,495
Mitsubishi Chemical Holdings Corp.	680,500	2,599,174
Mitsubishi Corp.	731,600	13,251,371
Mitsubishi Gas Chemical Co., Inc.	298,000	1,494,688
Mitsubishi Heavy Industries Ltd.	666,000	2,880,225
Mitsubishi Logistics Corp.	48,000	570,524
Mitsubishi Materials Corp.	493,000	1,551,063
Mitsubishi Tanabe Pharma Corp.	98,700	1,497,909
Mitsubishi UFJ Financial Group, Inc.	6,281,400	29,394,153
Mitsui & Co., Ltd.	871,500	12,226,860
Mitsui Chemicals, Inc.	361,000	703,324

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Mitsui OSK Lines Ltd.	513,000	$1,193,489
MS&AD Insurance Group Holdings, Inc.	14,200	245,126
Nagase & Co., Ltd.	42,500	473,040
NEC Corp. (a)	1,149,000	1,823,340
NGK Spark Plug Co., Ltd.	117,000	1,230,918
Nippon Electric Glass Co., Ltd.	176,000	969,828
Nippon Express Co., Ltd.	1,220,000	4,621,052
Nippon Meat Packers, Inc.	80,000	1,025,972
Nippon Paper Group, Inc.	41,100	483,461
Nippon Sheet Glass Co., Ltd.	142,000	99,865
Nippon Shokubai Co., Ltd.	50,000	559,206
Nippon Steel & Sumitomo Metal Corp.	2,657,300	5,441,455
Nippon Television Holdings, Inc.	21,300	312,938
Nippon Yusen KK	688,000	1,215,360
Nishi-Nippon City Bank Ltd. (The)	113,000	261,549
Nissan Shatai Co., Ltd.	30,000	335,739
Nisshin Seifun Group, Inc.	83,500	1,026,552
Nisshin Steel Co., Ltd.	144,000	153,023
Nisshinbo Holdings, Inc.	61,000	401,657
Nomura Holdings, Inc.	1,890,700	6,751,893
NTN Corp.	201,000	404,194
Obayashi Corp.	297,000	1,353,480
Oji Holdings Corp.	51,000	155,210
Panasonic Corp.	1,149,200	7,603,619
Pola Orbis Holdings, Inc.	6,800	214,275
Ricoh Co., Ltd.	294,000	2,482,750
Rohm Co., Ltd.	42,600	1,434,595
Sankyo Co., Ltd.	7,700	358,229
SBI Holdings, Inc.	92,950	598,852
Seiko Epson Corp.	54,000	329,784
Seino Holdings Corp.	62,000	392,515
Sekisui House Ltd.	254,000	2,521,563
Sharp Corp.	673,000	1,664,335
Shimizu Corp.	261,000	877,914
Shinsei Bank Ltd.	604,000	780,235
Showa Shell Sekiyu KK	78,300	414,360
SKY Perfect JSAT Holdings, Inc.	704	317,013
Sojitz Corp.	524,100	677,593
Sony Corp.	523,000	6,115,534
Sumitomo Chemical Co., Ltd.	649,000	1,653,348
Sumitomo Corp.	565,400	7,606,109
Sumitomo Electric Industries Ltd.	561,800	5,941,402
Sumitomo Forestry Co., Ltd.	59,700	530,094
Sumitomo Heavy Industries Ltd.	229,000	780,643
Sumitomo Metal Mining Co., Ltd.	230,000	2,893,730
Sumitomo Mitsui Financial Group, Inc.	362,300	11,288,611
Sumitomo Mitsui Trust Holdings, Inc.	1,227,000	3,642,777

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Suzuken Co., Ltd.	30,200	$1,001,309
Suzuki Motor Corp.	20,900	405,939
Taisei Corp.	432,000	1,237,851
Takashimaya Co., Ltd.	113,000	774,732
TDK Corp.	11,000	409,048
Teijin Ltd.	413,000	1,009,206
Tokai Rika Co., Ltd.	18,900	265,194
Tokyo Broadcasting System Holdings, Inc.	15,300	159,999
Tokyo Tatemono Co., Ltd. (a)	77,000	300,459
Toppan Printing Co Ltd	248,000	1,438,363
Tosoh Corp.	223,000	423,385
Toyo Seikan Kaisha Ltd.	63,800	681,470
Toyoda Gosei Co., Ltd.	26,300	526,669
Toyota Motor Corp.	694,350	27,224,994
Toyota Tsusho Corp.	93,700	2,001,593
UNY Co., Ltd.	75,300	583,962
Ushio, Inc.	14,600	175,132
Wacoal Holdings Corp.	45,000	540,516
Yamada Denki Co., Ltd.	19,520	856,286
Yamaguchi Financial Group, Inc.	87,000	703,977
Yamaha Corp.	65,600	607,339
Yamato Kogyo Co., Ltd.	16,000	471,176
Total		277,924,000

NETHERLANDS 2.8%

Aegon NV	1,407,366	7,315,525
Akzo Nobel NV	156,771	8,862,161
ING Groep NV-CVA (a)	2,391,404	18,896,326
Koninklijke DSM NV	125,628	6,263,803
Randstad Holding NV	34,521	1,147,403
Total		42,485,218

NEW ZEALAND 0.1%

Contact Energy Ltd. (a)	60,787	265,957
Fletcher Building Ltd.	340,920	1,962,397
Total		2,228,354

NORWAY 1.0%
BW Offshore Ltd.	24,911	15,654
Cermaq ASA	770	10,080
DNB ASA	425,443	5,216,948
Marine Harvest ASA (a)	1,143,832	924,426
Norsk Hydro ASA	485,380	2,274,014

Issuer	Shares	Value

Common Stocks (continued)

NORWAY (CONTINUED)

Orkla ASA	393,729	$2,990,303
Petroleum Geo-Services ASA	22,473	371,484
Stolt-Nielsen Ltd.	3,206	61,278
Storebrand ASA (a)	52,518	241,281
Subsea 7 SA	143,886	3,320,311
Veripos, Inc. (a)	5,280	14,746
Wilh Wilhelmsen ASA	6,100	42,059
Yara International ASA	1,799	90,124
Total		15,572,708

PORTUGAL 0.1%

EDP Renovaveis SA (a)	60,895	272,712
Portugal Telecom SGPS SA, Registered Shares	197,936	978,514
Total		1,251,226

SINGAPORE 0.9%

CapitaLand Ltd.	1,683,000	4,335,110
Golden Agri-Resources Ltd.	4,202,000	2,246,310
Indofood Agri Resources Ltd.	217,000	240,120
Keppel Land Ltd.	444,000	1,277,698
Neptune Orient Lines Ltd. (a)	553,000	506,639
Noble Group Ltd.	1,750,000	1,878,321
Overseas Union Enterprise Ltd.	234,000	540,386
Singapore Airlines Ltd.	348,000	3,037,339
Venture Corp., Ltd.	38,000	248,737
Total		14,310,660

SPAIN 2.7%

Acciona SA	13,400	762,659
Banco de Sabadell SA	810,737	2,177,440
Banco Espanol de Credito SA	37,650	134,502
Banco Popular Espanol SA	534,042	1,167,346
Banco Santander SA (a)	4,788,982	35,662,894
CaixaBank	7,216	27,133
CaixaBank SA	346,391	1,302,449
Iberdrola SA	115,628	524,218
Total		41,758,641

SWEDEN 3.4%

Boliden AB	272,506	4,542,596
Husqvarna AB	5,198	26,517
Husqvarna AB, Class A	146	742
Meda AB, Class A	101,207	1,023,810
Nordea Bank AB	1,358,507	13,432,443
Saab AB, Class B	179,111	3,435,633
Skandinaviska Enskilda Banken AB	9,980	78,396

Issuer	Shares	Value

Common Stocks (continued)

SWEDEN (CONTINUED)

Skandinaviska Enskilda Banken AB, Class A	1,183,279	$9,907,494
SSAB AB, Class A	66,348	471,389
SSAB AB, Class B	35,260	217,127
Svenska Cellulosa AB, Class A	22,778	424,435
Svenska Cellulosa AB, Class B	406,211	7,544,413
Telefonaktiebolaget LM Ericsson	5,505	49,236
Telefonaktiebolaget LM Ericsson, Class B	1,177,025	10,724,173
Total		51,878,404

SWITZERLAND 4.4%

ABB Ltd.	55,778	1,046,171
Adecco SA, Registered Shares	66,462	3,163,040
Alpiq Holding AG, Registered Shares	673	108,410
Aryzta AG	37,760	1,810,714
Baloise Holding AG, Registered Shares	10,272	807,671
Clariant AG, Registered Shares	65,460	778,838
Credit Suisse Group AG, Registered Shares	495,190	10,493,500
Givaudan SA	346	328,341
Holcim Ltd., Registered Shares	130,292	8,298,236
Lonza Group AG, Registered Shares	8,095	423,384
Novartis AG, Registered Shares	231,150	14,144,266
Sulzer AG, Registered Shares	8,251	1,201,900
Swiss Re AG	158,601	10,193,972
UBS AG, Registered Shares	1,226,675	14,934,002
Total		67,732,445

UNITED KINGDOM 21.3%

Anglo American PLC	281,042	8,246,026
Aviva PLC	1,825,100	9,392,632
Barclays PLC	4,687,900	16,264,183
Barclays PLC ADR	175,780	2,438,069
BP PLC	6,573,420	46,333,402
BP PLC, ADR	375,912	15,923,632
Carnival PLC, ADR	86,326	3,173,344
Eurasian Natural Resources Corp., PLC	93,158	464,382
HSBC Holdings PLC, ADR	1,330,734	61,825,902
Inchcape PLC	348,939	2,026,225
International Consolidated Airlines Group SA (a)	383,148	921,874
Investec PLC	174,092	1,075,017
J Sainsbury PLC	617,565	3,465,421
Kazakhmys PLC	102,289	1,143,845
Kingfisher PLC	1,114,479	4,754,702
Lloyds Banking Group PLC (a)	25,636,300	16,074,641

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Mondi PLC	82,756	$841,896
Old Mutual PLC (a)	2,333,175	6,401,168
Resolution Ltd.	623,009	2,184,101
Rexam PLC	105,780	742,868
Royal Bank of Scotland Group PLC, ADR (a)	313,379	2,607,313
Royal Dutch Shell PLC, Class A	955,437	33,027,391
RSA Insurance Group PLC	641,259	1,144,233
Travis Perkins PLC	1,507	25,333
Vedanta Resources PLC	13,780	228,972
Vodafone Group PLC	9,549,600	27,101,858
Vodafone Group PLC, ADR	1,381,329	39,360,970
WPP PLC	231,819	3,150,081
WPP PLC, ADR	2,278	155,200
Xstrata PLC	1,035,146	16,005,120
Total		326,499,801

Total Common Stocks (Cost: $1,523,499,021)		$1,522,053,745

Issuer	Shares	Value

Rights –%

FRANCE –%

Cie Generale de Geophysique - Veritas (a)	72,476	$116,978

Total Rights (Cost: $–)		$116,978

	Shares	Value

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 0.151% (b)(c)	3,421,333	3,421,333

Total Money Market Funds (Cost: $3,421,333)		$3,421,333

Total Investments (Cost: $1,526,920,354) (d)		$1,525,592,056(e)
Other Assets & Liabilities, Net		4,284,378

Net Assets		$1,529,876,434

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,519,410	243,087,890	(244,185,967)	3,421,333	6,953	3,421,333

(d)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $1,526,920,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$137,791,000
Unrealized Depreciation	(139,119,000)
Net Unrealized Depreciation	$(1,328,000)

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	21,395,747	121,509,332	—	142,905,079
Consumer Staples	4,526,709	64,451,418	—	68,978,127
Energy	107,244,001	117,905,572	—	225,149,573
Financials	89,509,834	395,809,543	—	485,319,377
Health Care	—	32,490,921	—	32,490,921
Industrials	1,082,060	145,326,622	—	146,408,682
Information Technology	1,309,075	40,770,885	—	42,079,960
Materials	62,350,265	141,849,218	—	204,199,483
Telecommunication Services	39,608,998	85,396,734	—	125,005,732
Utilities	1,635,813	47,880,998	—	49,516,811
Rights
Energy	—	116,978	—	116,978
Total Equity Securities	328,662,502	1,193,508,221	—	1,522,170,723

Other
Money Market Funds	3,421,333	—	—	3,421,333
Total Other	3,421,333	—	—	3,421,333
Total	332,083,835	1,193,508,221	—	1,525,592,056

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data Including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 93.6%

Aerospace & Defense 1.7%

DAE Aviation Holdings, Inc. Tranche B1 Term Loan (a)(b)
07/31/14	5.450%	$3,047,651	$3,040,031
Ducommun, Inc. Term Loan (a)(b)
06/28/17	5.500%	560,921	565,128
IAP Worldwide Services, Inc. 1st Lien Term Loan (a)(b)
12/30/12	9.250%	3,826,711	3,061,369
Standard Aero Ltd. Tranche B2 Term Loan (a)(b)
07/31/14	5.450%	2,890,271	2,883,045
TransDigm, Inc. (a)(b)
Tranche B1 Term Loan
02/14/17	4.000%	1,681,358	1,688,605
Tranche B2 Term Loan
02/14/17	4.000%	2,211,546	2,223,533
Wyle Services Corp. 1st Lien Term Loan (a)(b)
03/26/17	5.000%	694,018	694,018
Total			14,155,729

Automotive 3.8%

Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	6.000%	6,028,700	6,147,887
Delphi Corp. Tranche B Term Loan (a)(b)
03/31/17	3.500%	2,034,211	2,037,608
Federal-Mogul Corp. (a)(b)
Tranche B Term Loan
12/29/14	2.166%	4,524,913	4,399,664
Tranche C Term Loan
12/28/15	2.159%	2,308,629	2,244,726
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	4.750%	8,375,000	8,448,281
HHI Holdings LLC Term Loan (a)(b)
03/21/17	7.750%	992,451	989,970
Metaldyne LLC Term Loan (a)(b)
05/18/17	5.250%	2,610,250	2,646,141
Veyance Technologies, Inc. (a)(b)
Delayed Draw Term Loan
07/31/14	2.470%	494,673	488,079
Term Loan
07/31/14	2.470%	3,453,635	3,407,598
Tranche 1 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Automotive (continued)

07/31/14	5.500%	$398,000	$397,005
Total			31,206,959

Banking 0.1%

Hamilton Lane Advisors LLC Term Loan (a)(b)
02/28/18	6.500%	828,750	824,606

Brokerage 1.0%

Nuveen Investments, Inc. (a)(b)
1st Lien Term Loan
05/13/17	5.898%	3,344,640	3,320,960
05/13/17	5.900%	3,905,360	3,873,648
05/13/17	7.250%	575,000	578,594
Total			7,773,202

Building Materials 0.3%

Goodman Global, Inc. 1st Lien Term Loan (a)(b)
10/28/16	5.750%	2,733,127	2,733,127

Chemicals 3.8%
AZ Chem U.S., Inc. Term Loan (a)(b)
12/22/17	7.250%	1,220,273	1,241,628
Chemtura Corp. Term Loan (a)(b)
08/29/16	5.500%	600,000	605,064
Emerald Performance Materials LLC 1st Lien Term Loan (a)(b)
05/18/18	6.750%	773,063	776,928
General Chemical Corp. Tranche B Term Loan (a)(b)
10/06/15	5.002%	460,610	459,541
Houghton International, Inc. Tranche B1 Term Loan (a)(b)
01/29/16	6.750%	726,752	731,294
Ineos U.S. Finance LLC Term Loan (a)(b)
05/04/18	6.500%	7,370,481	7,440,501
Momentive Performance Materials (a)(b)
Tranche B1B Term Loan
05/05/15	3.750%	656,939	634,492
Tranche B3 Term Loan
05/05/15	3.750%	796,000	768,801
Momentive Specialty Chemicals, Inc. (a)(b)
Tranche C1B Term Loan
05/05/15	4.000%	2,703,642	2,657,680
Tranche C2B Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals (continued)

05/05/15	4.125%	$1,154,814	$1,135,182
Tranche C4B Term Loan
05/05/15	4.250%	963,771	930,039
Tranche C7B Term Loan
05/05/15	4.125%	927,463	895,001
Omnova Solutions, Inc. Term Loan (a)(b)
05/31/17	5.500%	2,431,687	2,446,886
Taminco Global Chemical Corp. Tranche B1 Term Loan (a)(b)
02/15/19	5.250%	447,750	451,807
Trinseo Materials Operating SCA Term Loan (a)(b)
08/02/17	8.000%	2,951,500	2,823,198
Tronox Pigments B.V. (a)(b)
Delayed Draw Term Loan
02/08/18	4.250%	737,438	742,968
Term Loan
02/08/18	4.250%	2,703,937	2,724,217
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	3,397,331	3,378,000
Total			30,843,227

Construction Machinery 0.5%

Brock Holdings III, Inc. 1st Lien Term Loan (a)(b)
03/16/17	6.012%	2,154,876	2,158,927
CPM Holdings, Inc. 1st Lien Term Loan (a)(b)
08/16/17	6.250%	525,000	523,687
Manitowoc Co., Inc. (The) Tranche B Term Loan (a)(b)
11/13/17	4.250%	622,500	626,005
Terex Corp. Term Loan (a)(b)
04/28/17	5.500%	792,000	794,724
Total			4,103,343

Consumer Cyclical Services 4.0%

Acosta, Inc. (a)(b)
Tranche B Term Loan
03/01/18	4.750%	4,470,840	4,483,581
06/22/18	5.750%	673,312	674,154
Brickman Group Holdings, Inc. Tranche B1 Term Loan (a)(b)
10/14/16	5.500%	1,939,081	1,950,386
Bright Horizons Family Solutions LLC (a)(b)
Tranche B Term Loan
05/28/15	4.220%	1,940,152	1,945,002
Tranche C Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Cyclical Services (continued)

05/23/17	5.251%	$628,774	$628,774
KAR Auction Services, Inc. Term Loan (a)(b)
05/19/17	5.000%	3,110,625	3,120,361
Live Nation Entertainment, Inc. Tranche B Term Loan (a)(b)
11/07/16	4.500%	5,256,687	5,272,037
Orbitz Worldwide, Inc. Term Loan (a)(b)
07/25/14	3.216%	1,788,663	1,739,475
RGIS Services LLC (a)(b)
Term Loan
10/18/16	4.612%	1,875,255	1,861,190
Tranche C Term Loan
10/18/17	5.500%	2,514,869	2,514,869
Sabre, Inc. Term Loan (a)(b)
09/30/14	2.216%	520,244	518,480
Travelport LLC (a)(b)
Delayed Draw Term Loan
08/23/15	4.961%	1,712,718	1,630,148
Tranche S Term Loan
08/23/15	4.862%	513,013	488,281
U.S. Security Associates Holdings, Inc. (a)(b)
Delayed Draw Term Loan
07/28/17	6.000%	134,139	134,363
Tranche B Term Loan
07/28/17	6.000%	685,347	686,492
West Corp. (a)(b)
Tranche B4 Term Loan
07/15/16	5.500%	2,912,515	2,934,883
Tranche B5 Term Loan
07/15/16	5.500%	620,271	625,034
Tranche B6 Term Loan
06/15/18	5.750%	1,221,937	1,236,699
Total			32,444,209

Consumer Products 2.9%

ACCO Brands Corp. Tranche B Term Loan (a)(b)
05/01/19	4.250%	1,567,125	1,574,961
Affinion Group, Inc. Tranche B Term Loan (a)(b)
07/16/15	5.000%	4,875,147	4,452,861
Bombardier Recreational Products, Inc. Tranche B2 Term Loan (a)(b)
06/28/16	4.470%	1,970,485	1,977,382
NBTY, Inc. Tranche B1 Term Loan (a)(b)
10/01/17	4.250%	5,154,186	5,171,195

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Products (continued)

National Bedding Co. LLC Term Loan (a)(b)
11/28/13	3.803%	$1,740,366	$1,736,746
Prestige Brands, Inc. Tranche B Term Loan (a)(b)
01/31/19	5.250%	492,235	497,005
Serta Simmons Holdings LLC Tranche B Term Loan (a)(b)(c)
08/29/19	5.000%	1,550,000	1,542,529
Spectrum Brands, Inc. Term Loan (a)(b)
06/17/16	5.018%	2,449,690	2,458,264
Visant Corp. Tranche B Term Loan (a)(b)
12/22/16	5.250%	2,262,872	2,175,185
Weight Watchers International, Inc. Tranche F Term Loan (a)(b)
03/15/19	4.000%	1,596,000	1,597,660
Wolverine World Wide, Inc. Tranche B Term Loan (a)(b)(c)
07/31/19	4.750%	550,000	553,575
Total			23,737,363

Diversified Manufacturing 2.0%

BakerCorp International, Inc. Term Loan (a)(b)
06/01/18	5.000%	2,319,867	2,320,702
Colfax Corp. (a)(b)
Tranche B Term Loan
01/11/19	4.500%	1,513,563	1,519,783
Colfax Corp. (a)(b)(c)
Tranche B Term Loan
01/11/19	4.500%	2,000,000	2,008,220
Generac Power System, Inc. Term Loan (a)(b)
05/30/18	6.250%	1,725,000	1,732,556
Grede LLC Tranche B Term Loan (a)(b)
04/03/17	7.000%	2,000,000	1,997,500
Pelican Products, Inc. 1st Lien Term Loan (a)(b)
07/11/18	7.000%	997,500	991,266
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
04/01/18	5.000%	3,895,562	3,911,378
Tomkins LLC/Inc. Tranche B1 Term Loan (a)(b)
09/29/16	4.250%	1,639,595	1,643,005
Total			16,124,410

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Electric 2.1%

AES Corp. (The) Term Loan (a)(b)
06/01/18	4.250%	$1,970,000	$1,979,023
BRSP LLC Term Loan (a)(b)
06/24/14	7.500%	1,166,908	1,168,366
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.500%	2,092,501	2,094,469
04/01/18	4.500%	1,086,250	1,087,271
Dynegy Midwest Generation LLC Term Loan (a)(b)
08/05/16	9.250%	569,250	594,513
Dynegy Power LLC Term Loan (a)(b)
08/05/16	9.250%	1,064,250	1,114,419
Invenergy Wind Power LLC Term Loan (a)(b)
11/22/17	9.000%	797,500	790,522
LSP Madison Funding LLC (a)(b)
Term Loan
06/28/19	5.500%	1,147,125	1,157,162
LSP Madison Funding LLC (a)(b)(c)
Term Loan
06/28/19	5.500%	1,650,000	1,664,437
NRG Energy, Inc. Term Loan (a)(b)
07/01/18	4.000%	2,076,051	2,083,836
Texas Competitive Electric Holdings Co. LLC Term Loan (a)(b)
10/10/17	4.757%	5,315,974	3,651,436
Total			17,385,454

Entertainment 3.2%

AMC Entertainment, Inc. (a)(b)
Tranche B2 Term Loan
12/15/16	4.250%	3,903,250	3,922,766
Tranche B3 Term Loan
02/22/18	4.750%	1,116,562	1,125,406
Alpha Topco Ltd. Tranche B Term Loan (a)(b)
04/28/17	5.750%	2,487,500	2,509,266
Cedar Fair LP Tranche 1 Term Loan (a)(b)
12/15/17	4.000%	1,715,449	1,724,747
Cinedigm Digital Funding I LLC Term Loan (a)(b)
04/29/16	5.250%	1,393,745	1,397,229
ClubCorp Club Operations, Inc. Tranche B Term Loan (a)(b)
11/30/16	6.000%	3,031,056	3,041,149

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Entertainment (continued)

SeaWorld Parks & Entertainment, Inc. Tranche B Term Loan (a)(b)
08/17/17	4.000%	$6,332,344	$6,349,504
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
12/20/18	4.250%	950,000	954,066
Town Sports International LLC Term Loan (a)(b)
05/11/18	5.750%	1,803,183	1,813,335
Zuffa LLC Term Loan (a)(b)
06/19/15	2.250%	3,729,407	3,643,183
Total			26,480,651

Environmental 0.7%

ADS Waste Holdings, Inc. Tranche B Term Loan (a)(b)(c)
09/11/19	5.250%	1,900,000	1,908,322
Tervita Corp. (a)(b)
Term Loan
11/14/14	3.216%	2,485,663	2,454,593
Tranche A Term Loan
11/14/14	6.500%	1,612,813	1,617,860
Total			5,980,775

Food and Beverage 3.6%

Aramark Corp. (a)(b)
2nd Letter of Credit
07/26/16	0.064%	52,186	52,034
3rd Letter of Credit
07/26/16	0.064%	286,407	285,570
Tranche B Term Loan
07/26/16	3.466%	793,527	791,210
Tranche C Term Loan
07/26/16	3.568%	1,555,280	1,550,738
Clearwater Seafoods Limited Partnership Tranche B Term Loan (a)(b)
06/06/18	6.750%	500,000	499,375
Del Monte Foods Co. Term Loan (a)(b)
03/08/18	4.500%	6,406,776	6,395,308
Dole Food Co., Inc. Tranche B2 Term Loan (a)(b)
07/08/18	5.036%	1,080,078	1,082,444
High Liner Foods, Inc. Term Loan (a)(b)
12/19/17	7.000%	744,375	743,914
JBS U.S.A. LLC Term Loan (a)(b)
05/25/18	4.250%	6,548,201	6,507,275

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Food and Beverage (continued)

Pierre Foods, Inc. 1st Lien Term Loan (a)(b)
09/30/16	7.000%	$2,044,868	$2,049,469
Pinnacle Foods Finance LLC (a)(b)
Tranche E Term Loan
10/17/18	4.750%	348,250	348,250
Tranche F Term Loan
10/17/18	4.750%	274,313	274,485
Sagittarius Restaurants LLC Term Loan (a)(b)
05/18/15	7.510%	357,500	356,606
Solvest Ltd. Tranche C2 Term Loan (a)(b)
07/08/18	5.021%	1,932,774	1,937,007
U.S. Foods, Inc. (a)(b)
Term Loan
03/31/17	5.750%	2,984,252	2,935,758
U.S. Foods, Inc. (a)(b)(c)
Term Loan
03/31/17	5.750%	1,000,000	983,750
Wilton Brands LLC Tranche B Term Loan (a)(b)
08/30/18	7.500%	700,000	703,500
Windsor Quality Food Co. Ltd. Tranche B Term Loan (a)(b)(d)
02/16/17	5.000%	1,904,000	1,884,960
Total			29,381,653

Gaming 1.1%

Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.500%	522,375	526,946
Caesars Entertainment Operating Co., Inc. (a)(b)
Tranche B3 Term Loan
01/28/15	3.217%	1,492,246	1,445,345
Tranche B6 Term Loan
01/28/18	5.467%	5,567,058	5,048,653
Isle of Capri Casinos, Inc. Term Loan (a)(b)
03/25/17	4.750%	1,009,625	1,016,359
Pinnacle Entertainment, Inc. Tranche A Term Loan (a)(b)
03/19/19	4.000%	671,625	672,464
Total			8,709,767

Gas Distributors 0.6%

Obsidian Holdings LLC Tranche A Term Loan (a)(b)
11/02/15	6.750%	849,641	841,145

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gas Distributors (continued)

Obsidian Natural Gas Trust Term Loan (a)(b)
11/02/15	7.000%	$4,310,572	$4,310,572
Total			5,151,717

Health Care 10.5%

Alere, Inc. (a)(b)
Tranche B Term Loan
06/30/17	4.750%	4,679,750	4,692,292
Tranche B1 Term Loan
06/30/17	4.750%	671,625	673,425
Tranche B2 Term Loan
06/30/17	4.750%	573,563	575,100
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/01/16	7.250%	1,804,130	1,727,455
BSN Medical, Inc. Tranche B1 Term Loan (a)(b)
08/28/19	6.000%	600,000	603,000
Bausch & Lomb, Inc. Term Loan (a)(b)
05/17/19	5.250%	4,603,462	4,650,464
Biomet, Inc. Term Loan (a)(b)
03/25/15	3.306%	806,069	805,770
CRC Health Corp. Tranche B2 Term Loan (a)(b)
11/16/15	4.862%	2,447,208	2,361,555
Community Health Systems, Inc. Term Loan (a)(b)
01/25/17	3.921%	4,555,161	4,570,831
ConvaTec, Inc. (a)(b)
Term Loan
12/22/16	5.000%	1,573,005	1,574,720
ConvaTec, Inc. (a)(b)(c)
Term Loan
12/22/16	5.000%	475,000	475,518
DJO Finance LLC (a)(b)
Tranche B2 Term Loan
11/01/16	5.216%	1,620,777	1,621,117
Tranche B3 Term Loan
09/15/17	6.250%	1,368,125	1,370,177
DaVita, Inc. Tranche B Term Loan (a)(b)
10/20/16	4.500%	2,579,063	2,586,310
Drumm Investors LLC Term Loan (a)(b)
05/04/18	5.000%	1,971,764	1,896,187
Emergency Medical Services Corp. Term Loan (a)(b)
05/25/18	5.250%	4,683,616	4,708,486

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

HCA, Inc. (a)(b)
Tranche A2 Term Loan
05/02/16	2.716%	$925,000	$917,674
Tranche B2 Term Loan
03/31/17	3.612%	3,000,000	3,002,820
Tranche B3 Term Loan
05/01/18	3.466%	1,000,000	1,000,630
HGI Holding, Inc. Term Loan (a)(b)
10/01/16	6.750%	785,177	783,866
Hanger Orthopedic Group, Inc. Tranche C Term Loan (a)(b)
12/01/16	4.010%	1,965,246	1,965,246
Health Management Associates, Inc. Tranche B Term Loan (a)(b)
11/16/18	4.500%	4,443,925	4,474,099
Hologic, Inc. Tranche B Term Loan (a)(b)
08/01/19	4.500%	1,950,000	1,972,756
IMS Health, Inc. Tranche B Term Loan (a)(b)
08/26/17	4.500%	1,938,437	1,946,520
Kindred HealthCare, Inc. Term Loan (a)(b)
06/01/18	5.250%	2,000,937	1,974,045
LHP Operations Co. LLC Term Loan (a)(b)
07/03/18	9.000%	573,563	577,864
MX U.S.A., Inc. 1st Lien Term Loan (a)(b)
04/28/17	6.500%	721,375	714,161
MedAssets, Inc. Term Loan (a)(b)
11/16/16	5.250%	2,152,728	2,161,877
MedPace IntermediateCo, Inc. Trance B Term Loan (a)(b)
06/19/17	6.500%	922,325	883,126
MultiPlan, Inc. Tranche B Term Loan (a)(b)
08/26/17	4.750%	2,495,794	2,501,260
One Call Medical, Inc. Term Loan (a)(b)
08/19/19	7.000%	950,000	946,438
Onex Carestream Finance LP Term Loan (a)(b)
02/25/17	5.000%	1,501,455	1,487,071
Physiotherapy Associates Holdings, Inc. Term Loan (a)(b)
04/30/18	6.008%	375,000	374,374

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

Quintiles Transnational Corp. Tranche B Term Loan (a)(b)
06/08/18	5.000%	$5,752,187	$5,772,320
RadNet Management, Inc. Tranche B Term Loan (a)(b)
04/06/16	5.750%	1,957,368	1,947,581
Select Medical Corp. Tranche B Term Loan (a)(b)
06/01/18	5.500%	3,753,731	3,753,731
Sheridan Healthcare, Inc. 1st Lien Term Loan (a)(b)
06/29/18	6.000%	598,500	602,492
VWR Funding, Inc. Term Loan (a)(b)
04/03/17	4.466%	989,539	992,013
Vanguard Health Holding Co. II LLC Term Loan (a)(b)
01/29/16	5.000%	4,898,457	4,918,051
inVentiv Health, Inc. (a)(b)
Term Loan
08/04/16	6.500%	3,717,444	3,587,333
Tranche B3 Term Loan
05/15/18	6.750%	1,431,875	1,385,339
Total			85,535,094

Independent Energy 0.7%

Buffalo Gulf Coast Terminals LLC Term Loan (a)(b)
10/31/17	7.500%	2,135,962	2,168,002
MEG Energy Corp. Term Loan (a)(b)
03/18/18	4.000%	3,786,750	3,797,391
Total			5,965,393

Integrated Energy 0.3%

Gibson Energy ULC Tranche B Term Loan (a)(b)
06/15/18	4.750%	2,587,000	2,612,870

Life Insurance 0.6%

Alliant Holdings I, Inc. (a)(b)
Term Loan
08/21/14	3.362%	2,765,017	2,738,749
Tranche D Term Loan
08/21/14	6.750%	953,885	953,885

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Life Insurance (continued)

CNO Financial Group, Inc. Tranche B1 Term Loan (a)(b)
09/28/18	4.105%	$975,000	$965,250
Total			4,657,884

Media Cable 4.5%

Atlantic Broadband Finance LLC First Lien Term Loan (a)(b)
04/04/19	5.250%	1,600,000	1,601,136
Bresnan Broadband Holdings LLC Tranche B Term Loan (a)(b)
12/14/17	4.500%	2,112,375	2,120,297
CSC Holdings LLC Tranche B3 Term Loan (a)(b)
03/29/16	3.216%	5,859,799	5,845,150
Cequel Communications LLC Term Loan (a)(b)
02/14/19	4.000%	4,054,812	4,068,315
Charter Communications Operating LLC Tranche C Term Loan (a)(b)
09/06/16	3.470%	4,196,773	4,199,752
DG FastChannel, Inc. Term Loan (a)(b)
07/26/18	5.750%	1,732,487	1,677,619
Kabel Deutschland Gmbh Tranche F Term Loan (a)(b)
02/01/19	4.250%	1,225,000	1,227,046
MCC Iowa LLC Tranche F Term Loan (a)(b)
10/23/17	4.500%	2,932,500	2,912,940
Mediacom Illinois LLC Tranche E Term Loan (a)(b)
10/23/17	4.500%	4,889,950	4,838,019
Midcontinent Communications Tranche B Term Loan (a)(b)
12/31/16	4.000%	966,899	961,339
TWCC Holding Corp. Term Loan (a)(b)
02/13/17	4.250%	2,000,000	2,010,000
UPC Financing Partnership (a)(b)
Tranche AB Term Loan
12/31/17	4.750%	425,000	426,700
Tranche T Term Loan
12/30/16	3.715%	1,578,393	1,571,811
Tranche X Term Loan
12/31/17	3.715%	2,500,000	2,489,850

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Cable (continued)

WaveDivision Holdings LLC Term Loan (a)(b)(c)
08/09/19	4.612%	$325,000	$328,445
Total			36,278,419

Media Non-Cable 5.7%

AMC Networks, Inc. Tranche B Term Loan (a)(b)
12/31/18	4.000%	2,525,587	2,525,587
Catalina Marketing Corp. Term Loan (a)(b)
10/01/14	2.966%	973,660	967,818
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
07/03/14	2.470%	2,935,653	2,794,389
Clear Channel Communications, Inc. Tranche B Term Loan (a)(b)
01/29/16	3.866%	1,968,939	1,608,505
Crown Media Holdings, Inc. Tranche B Term Loan (a)(b)
07/14/18	5.750%	519,896	519,896
Cumulus Media Holdings, Inc. 1st Lien Term Loan (a)(b)
09/17/18	5.750%	6,718,755	6,746,772
Foxco Acquisition Sub LLC Tranche B Term Loan (a)(b)(c)
07/31/17	4.912%	1,475,000	1,483,747
Getty Images, Inc. Term Loan (a)(b)
11/07/16	5.250%	6,315,975	6,315,975
Intelsat Jackson Holdings SA Tranche B Term Loan (a)(b)
04/02/18	5.250%	7,879,950	7,884,914
LIN Television Corp. Tranche B Term Loan (a)(b)
12/21/18	5.000%	669,937	676,637
Lodgenet Interactive Corp. Term Loan (a)(b)
04/04/14	6.500%	1,113,532	835,149
Nelson Education Ltd. 1st Lien Term Loan (a)(b)
07/04/14	2.862%	1,422,172	1,189,888
Nielsen Finance LLC (a)(b)
Tranche B Term Loan
05/02/16	3.978%	1,954,981	1,962,313
Tranche C Term Loan
05/02/16	3.478%	2,458,505	2,466,962

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

Raycom TV Broadcasting LLC Tranche B Term Loan (a)(b)
05/31/17	4.500%	$962,812	$955,591
Sinclair Television Group, Inc. Tranche B Term Loan (a)(b)
10/28/16	4.000%	854,343	855,625
Univision Communications, Inc. 1st Lien Term Loan (a)(b)
03/31/17	4.466%	6,570,371	6,484,956
Total			46,274,724

Metals 2.5%

Essar Steel Algoma, Inc. Term Loan (a)(b)(c)
09/21/14	8.750%	975,000	977,438
Fairmount Minerals Ltd. Tranche B Term Loan (a)(b)
03/15/17	5.250%	3,972,303	3,964,040
JMC Steel Group, Inc. Term Loan (a)(b)
04/01/17	4.750%	2,216,276	2,223,212
Novelis, Inc. (a)(b)
Term Loan
03/10/17	4.000%	1,969,925	1,968,447
Tranche B2 Term Loan
03/10/17	4.000%	3,580,119	3,584,595
SunCoke Energy, Inc. Tranche B Term Loan (a)(b)(d)
07/26/18	4.000%	1,314,036	1,314,036
Walter Energy, Inc. Tranche B Term Loan (a)(b)
04/02/18	4.000%	5,457,296	5,426,626
Waupaca Foundry, Inc. Term Loan (a)(b)
06/29/17	8.500%	675,000	678,375
Total			20,136,769

Non-Captive Diversified 0.1%

American Capital Ltd. Term Loan (a)(b)
08/22/16	5.500%	875,000	875,000

Oil Field Services 0.7%

Frac Tech Services Term Loan (a)(b)
05/06/16	8.500%	4,053,253	3,898,379

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Oil Field Services (continued)

Preferred Proppants LLC Tranche B Term Loan (a)(b)
12/15/16	7.500%	$1,612,813	$1,524,108
Total			5,422,487

Other Financial Institutions 1.0%

Asset Acceptance Capital Corp. Tranche B Term Loan (a)(b)
11/14/17	8.750%	1,419,687	1,430,335
Citco III Ltd. Term Loan (a)(b)
06/29/18	5.500%	2,794,650	2,801,636
Grosvenor Capital Management Holdings LLLP Tranche C Term Loan (a)(b)
12/05/16	4.250%	1,050,583	1,024,318
HarbourVest Partners LP Term Loan (a)(b)
12/19/16	6.250%	878,216	876,021
MIP Delaware LLC Term Loan (a)(b)
07/12/18	5.500%	741,264	744,044
Mercury Payment Systems LLC Term Loan (a)(b)
07/01/17	5.500%	740,625	740,625
Unifrax Holding Co. Term Loan (a)(b)
11/28/18	6.500%	645,685	651,606
Total			8,268,585

Other Industry 3.7%

Advantage Sales & Marketing, Inc. 1st Lien Term Loan (a)(b)
12/18/17	5.250%	5,033,643	5,046,227
Allied Security Holdings LLC 1st Lien Term Loan (a)(b)
02/03/17	5.250%	1,551,375	1,546,038
Altegrity, Inc. (a)(b)
Term Loan
02/21/15	2.969%	1,784,778	1,667,286
Tranche D Term Loan
02/21/15	7.750%	566,359	563,289
BarBri, Inc. Term Loan (a)(b)
06/19/17	6.000%	718,781	717,883
Brand Energy & Infrastructure Services, Inc. (a)(b)
Tranche B 1st Lien Term Loan
02/07/14	2.500%	992,314	984,872
Tranche B2 1st Lien Term Loan
02/07/14	3.676%	1,984,638	1,957,846

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Other Industry (continued)

Education Management LLC Tranche C-3 Term Loan (a)(b)
03/30/18	8.250%	$1,491,878	$1,312,853
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) Term Loan (a)(b)
07/02/18	5.750%	3,393,212	3,415,641
Laureate Education, Inc. Term Loan (a)(b)
06/15/18	5.250%	7,392,133	7,292,783
Meritas Schools Holdings LLC 1st Lien Term Loan (a)(b)
07/29/17	7.500%	1,279,968	1,267,168
RE/MAX International LLC Term Loan (a)(b)
04/16/16	5.500%	1,187,799	1,190,768
SymphonyIRI Group/Holdings, Inc. Term Loan (a)(b)
12/01/17	5.000%	1,481,250	1,478,939
TriMas Co. LLC Tranche B Term Loan (a)(b)
06/21/17	4.250%	1,158,333	1,156,885
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	650,000	659,750
Total			30,258,228

Packaging 2.7%

BWay Holding Co. Tranche B Term Loan (a)(b)
02/23/18	4.250%	2,551,117	2,553,668
Berry Plastics Holding Corp. Tranche C Term Loan (a)(b)
04/03/15	2.216%	1,121,543	1,113,759
ICL Industrial Containers ULC Tranche C Term Loan (a)(b)
02/23/18	4.370%	257,104	257,362
Reynolds Group Holdings, Inc. (a)(b)
Term Loan
09/28/18	4.750%	5,225,000	5,225,000
Tranche B Term Loan
02/09/18	6.500%	6,764,490	6,782,281
Tranche C Term Loan
08/09/18	6.500%	2,360,039	2,372,216
Sealed Air Corp. Tranche B Term Loan (a)(b)
10/03/18	4.750%	735,000	738,403
Tank Holding Corp. (Roto Acquisition Corp.) Term Loan (a)(b)
07/09/19	6.750%	1,009,408	1,007,723

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Packaging (continued)

TricorBraun, Inc. Term Loan (a)(b)
05/03/18	5.500%	$1,800,000	$1,806,192
Total			21,856,604

Pharmaceuticals 2.1%

Aptalis Pharma, Inc. Tranche B1 Term Loan (a)(b)
02/10/17	5.500%	985,000	984,074
Catalent Pharma Solutions, Inc. (a)(b)
Tranche 1 Term Loan
09/15/16	4.216%	1,958,656	1,961,105
Tranche 2 Term Loan
09/15/17	5.250%	1,341,447	1,348,154
Grifols, Inc. Tranche B Term Loan (a)(b)
06/01/17	4.500%	6,169,879	6,204,615
Patriot Coal Corp. Debtor In Possession Term Loan (a)(b)(e)
12/31/13	9.250%	850,000	847,169
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	6.250%	2,208,312	2,227,083
Valeant Pharmaceuticals International, Inc. Tranche B Term Loan (a)(b)
02/13/19	4.750%	847,875	849,995
WC Luxco SARL Tranche B3 Term Loan (a)(b)
03/15/18	4.250%	793,347	793,847
Warner Chilcott Co. LLC Tranche B2 Term Loan (a)(b)
03/15/18	4.250%	575,519	575,882
Warner Chilcott Corp. (a)(b)
Tranche B1 Term Loan
03/15/18	4.250%	1,153,960	1,154,687
03/15/18	4.250%	438,213	438,489
Total			17,385,100

Property & Casualty 2.2%

Asurion LLC 1st Lien Term Loan (a)(b)
05/24/18	5.500%	8,843,686	8,893,476
HUB International Ltd. (a)(b)
Term Loan
06/13/17	4.716%	1,976,999	1,972,768
12/13/17	6.750%	2,932,349	2,947,011
USI Holdings Corp. (a)(b)
Tranche B Term Loan
05/05/14	2.720%	490,956	487,396
Tranche C Term Loan
05/05/14	7.000%	1,954,774	1,954,774

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Property & Casualty (continued)

Tranche D Term Loan
05/05/14	5.750%	$2,000,000	$2,000,000
Total			18,255,425

Refining 0.3%

CITGO Petroleum Corp. (a)(b)
Tranche B Term Loan
06/24/15	8.000%	316,071	317,914
Tranche C Term Loan
06/24/17	9.000%	2,248,250	2,281,974
Total			2,599,888

Restaurants 2.7%

Burger King Corp. (a)(b)
Tranche B Term Loan
10/19/16	4.500%	6,481,908	6,484,113
Burger King Corp. (a)(b)(c)
Tranche B Term Loan
09/28/19	3.750%	3,250,000	3,250,000
Dave & Buster’s, Inc. Term Loan (a)(b)
06/01/16	5.500%	1,955,000	1,948,490
DineEquity, Inc. Tranche B1 Term Loan (a)(b)
10/19/17	4.298%	3,415,053	3,434,280
Dunkin’ Brands, Inc. Tranche B2 Term Loan (a)(b)
11/23/17	4.000%	2,552,830	2,547,239
Fogo de Chao Churrascaria Tranche B Term Loan (a)(b)
07/20/19	7.500%	475,000	475,000
Landry’s, Inc. Tranche B Term Loan (a)(b)
04/24/18	6.500%	2,863,680	2,904,258
NPC International, Inc. Term Loan (a)(b)
12/28/18	5.250%	796,000	801,970
PF Chang’s China Bistro, Inc. Term Loan (a)(b)
06/22/19	6.250%	425,000	429,250
Total			22,274,600

Retailers 6.5%

99 Cents Only Stores Tranche B1 Term Loan (a)(b)
01/11/19	5.250%	3,059,445	3,086,215
Ascena Retail Group, Inc. Tranche B Term Loan (a)(b)
06/14/18	4.750%	897,750	902,239

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Retailers (continued)

Blue Buffalo Co., Ltd. Term Loan (a)(b)
08/08/19	6.500%	$1,200,000	$1,200,000
FTD Group, Inc. Term Loan (a)(b)
06/11/18	4.750%	2,313,243	2,319,027
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/02/18	5.250%	8,945,932	8,938,507
Harbor Freight Tools, USA, Inc./Central Purchasing LLC Term Loan (a)(b)
11/14/17	5.500%	1,150,000	1,154,071
J. Crew Group, Inc. Term Loan (a)(b)
03/07/18	4.750%	5,932,462	5,911,283
Jo-Ann Stores, Inc. Term Loan (a)(b)
03/16/18	4.750%	4,847,707	4,847,707
Michaels Stores, Inc. Tranche B3 Term Loan (a)(b)
07/31/16	4.912%	1,655,332	1,668,922
National Vision, Inc. Term Loan (a)(b)
08/02/18	7.000%	822,937	831,167
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
05/16/18	4.750%	6,850,000	6,881,167
Pantry, Inc. (The) Term Loan (a)(b)
08/03/19	5.750%	450,000	453,375
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.500%	5,522,399	5,539,684
Rite Aid Corp. (a)(b)
Tranche 2 Term Loan
06/04/14	1.974%	2,820,805	2,796,123
Tranche 5 Term Loan
03/03/18	4.500%	4,093,140	4,081,188
Savers, Inc. Term Loan (a)(b)
07/09/19	6.250%	673,313	678,995
Travelport LLC (a)(b)
Synthetic Letter of Credit
08/23/13	2.862%	153,677	146,377
Tranche B Term Loan
08/23/15	4.961%	1,735,688	1,652,011
Total			53,088,058

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Supermarkets 0.1%

Sprouts Farmers Markets Holdings LLC Tranche 1 Term Loan (a)(b)
04/18/18	6.000%	$723,188	$717,163

Technology 12.2%

Aeroflex, Inc. (a)(b)
Tranche B Term Loan
05/09/18	5.750%	1,886,023	1,880,969
Aeroflex, Inc. (a)(b)(c)
Tranche B Term Loan
05/09/18	5.750%	1,453,225	1,449,331
Applied Systems, Inc. 1st Lien Term Loan (a)(b)
12/08/16	5.500%	1,705,568	1,704,715
Aspect Software, Inc. Tranche B Term Loan (a)(b)
05/07/16	6.250%	4,351,075	4,280,370
CCC Information Services Group, Inc. Term Loan (a)(b)
11/11/15	5.750%	1,638,698	1,637,059
CommScope, Inc. Tranche 1 Term Loan (a)(b)
01/14/18	4.250%	6,040,531	6,056,720
Dealer Computer Services, Inc. Tranche B Term Loan (a)(b)
04/21/18	3.750%	1,789,696	1,791,934
EIG Investors Corp. Term Loan (a)(b)
04/20/18	7.750%	3,915,187	3,924,975
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan (a)(b)
05/31/16	5.500%	1,946,330	1,956,062
Epicor Software Corp. Tranche B Term Loan (a)(b)
05/16/18	5.000%	3,473,618	3,491,855
Expert Global Solutions, Inc. Tranche B 1st Lien Term Loan (a)(b)
04/03/18	8.000%	2,388,000	2,395,474
First Data Corp. (a)(b)
Term Loan
03/26/18	4.217%	1,641,285	1,558,531
Tranche B Term Loan
03/24/17	5.217%	500,000	492,875
Tranche B1 Term Loan
09/24/14	2.967%	44,372	44,228
Tranche B2 Term Loan
09/24/14	2.967%	177,072	176,497
Tranche B3 Term Loan
09/24/14	2.967%	44,372	44,228
First Data Corp. (a)(b)(c)
Tranche B Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

03/26/18	4.217%	$1,325,000	$1,299,600
Freescale Semiconductor, Inc. Tranche B1 Term Loan (a)(b)
12/01/16	4.465%	935,706	912,903
Genpact Ltd. Term Loan (a)(b)
08/30/19	4.250%	1,725,000	1,729,312
Go Daddy Operating Co. LLC Tranche B1 Term Loan (a)(b)
12/17/18	5.500%	2,154,491	2,145,334
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
01/31/19	6.750%	721,375	729,851
Interactive Data Corp. Tranche B Term Loan (a)(b)
02/11/18	4.500%	1,916,109	1,924,884
Kronos, Inc. (a)(b)
Tranche B1 2nd Lien Term Loan
06/11/18	0.000%	1,000,000	1,022,500
Tranche C Term Loan
12/28/17	6.250%	942,875	946,703
Lawson Software, Inc. Tranche B Term Loan (a)(b)
04/06/18	5.469%	4,987,500	5,008,697
Microsemi Corp. Term Loan (a)(b)
02/02/18	4.000%	1,720,078	1,728,678
NXP BV/Funding LLC Tranche A2 Term Loan (a)(b)
03/03/17	5.500%	3,143,250	3,202,186
Novell, Inc. 1st Lien Term Loan (a)(b)
11/22/17	7.250%	3,385,313	3,409,653
Open Solutions, Inc. Term Loan (a)(b)
01/23/14	2.575%	1,492,107	1,436,899
Rocket Software, Inc. 1st Lien Term Loan (a)(b)
02/08/18	7.000%	496,250	498,111
Rovi Solutions Corp./Guides, Inc. Tranche B2 Term Loan (a)(b)
03/29/19	4.000%	995,000	968,881
SSI Investments II Ltd. (a)(b)
Term Loan
05/26/17	3.217%	488,762	493,039
Tranche C Term Loan
05/26/17	6.500%	297,750	300,355
Sensata Technology BV/Finance Co. LLC Term Loan (a)(b)
05/12/18	4.000%	4,814,062	4,832,115
Serena Software, Inc. (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

Term Loan
03/10/16	4.228%	$2,200,000	$2,175,250
Tranche B Term Loan
03/10/16	5.000%	425,000	421,281
Shield Finance Co. SARL Tranche B Term Loan (a)(b)
05/10/19	6.500%	1,197,000	1,199,993
Ship Luxco 3 SARL Tranche B2A Term Loan (a)(b)
11/30/17	5.250%	1,978,788	1,984,447
Sitel LLC Tranche A Term Loan (a)(b)
01/30/17	7.208%	2,377,759	2,223,205
Softlayer Technologies, Inc. Tranche B Term Loan (a)(b)
11/09/16	7.250%	564,938	566,819
Spansion LLC Term Loan (a)(b)
02/09/15	4.750%	3,166,543	3,183,706
SunGard Data Systems, Inc. (a)(b)
Tranche B Term Loan
02/28/16	3.906%	3,604,830	3,604,830
Tranche C Term Loan
02/28/17	3.978%	884,637	886,114
Syniverse Holdings, Inc. Term Loan (a)(b)
04/23/19	5.000%	2,325,000	2,327,906
Trans Union LLC Term Loan (a)(b)
02/10/18	5.500%	6,904,899	6,979,680
TriZetto Group, Inc. Term Loan (a)(b)
05/02/18	4.750%	1,560,051	1,551,595
Vantiv LLC Tranche B Term Loan (a)(b)
03/27/19	3.750%	547,250	548,164
Verifone, Inc. Tranche B Term Loan (a)(b)
12/28/18	4.250%	322,307	321,663
Vertafore, Inc. 1st Lien Term Loan (a)(b)
07/29/16	5.250%	1,793,101	1,793,997
Web.com Group, Inc. 1st Lien Term Loan (a)(b)
10/27/17	7.000%	2,804,030	2,819,816
iPayment, Inc. Term Loan (a)(b)
05/08/17	5.750%	1,482,914	1,464,377
Total			99,528,367

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Textile 0.1%

Warnaco Group, Inc. (The) Tranche B Term Loan (a)(b)
06/17/18	3.750%	$567,813	$567,813

Transportation Services 0.6%

Evergreen International Aviation, Inc. 1st Lien Term Loan (a)(b)
06/30/15	11.500%	930,627	877,116
Hertz Corp. (The) Tranche B Term Loan (a)(b)
03/11/18	3.750%	3,669,125	3,655,880
Total			4,532,996

Wireless 2.1%

Crown Castle Operating Co. Tranche B Term Loan (a)(b)
01/31/19	4.000%	2,473,788	2,476,633
Instant Web, Inc. (a)(b)
Delayed Draw Term Loan
08/07/14	3.591%	162,805	125,088
Term Loan
08/07/14	3.591%	1,561,781	1,199,963
MetroPCS Wireless, Inc. Tranche B3 Term Loan (a)(b)
03/19/18	4.000%	6,470,937	6,464,854
SBA Communications Tranche B Term Loan (a)(b)(c)
09/20/19	3.750%	400,000	401,168

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Wireless (continued)

SBA Senior Finance II LLC Term Loan (a)(b)
06/30/18	3.750%	$1,061,562	$1,062,890
Telesat Canada Tranche B Term Loan (a)(b)
03/28/19	4.250%	4,638,375	4,668,524
Towerco Finance LLC Term Loan (a)(b)
02/02/17	4.500%	664,875	664,875
Total			17,063,995

Wirelines 0.3%

Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	5.500%	1,547,438	1,406,234
Neustar, Inc. Term Loan (a)(b)
11/08/18	5.000%	1,064,250	1,070,018
Total			2,476,252

Total Senior Loans (Cost: $758,270,127)			$763,667,906

		Shares	Value

Money Market Funds 3.5%

Columbia Short-Term Cash Fund, 0.151% (f)(g)		28,248,222	28,248,222

Total Money Market Funds (Cost: $28,248,222)			$28,248,222

Total Investments
(Cost: $786,518,349) (h)			$791,916,128(i)
Other Assets & Liabilities, Net			23,911,452

Net Assets			$815,827,580

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $3,198,996, representing 0.39% of net assets.  Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Windsor Quality Food Co. Ltd.
Tranche B Term Loan
02/16/17 5.000%	03-07-11	1,905,761
SunCoke Energy, Inc.
Tranche B Term Loan
07/26/18 4.000%	07-21-11 - 04-11-12	1,311,216

(e)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	27,927,273	360,882,115	(360,561,166)	28,248,222	51,030	28,248,222

(h)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $786,518,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,208,000
Unrealized Depreciation	(3,810,000)
Net Unrealized Appreciation	$5,398,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans
Aerospace & Defense	—	10,529,232	3,626,497	14,155,729
Automotive	—	27,173,843	4,033,116	31,206,959
Banking	—	—	824,606	824,606
Brokerage	—	7,773,202	—	7,773,202
Building Materials	—	2,733,127	—	2,733,127
Chemicals	—	28,241,258	2,601,969	30,843,227
Construction Machinery	—	4,103,343	—	4,103,343
Consumer Cyclical Services	—	30,583,019	1,861,190	32,444,209
Consumer Products	—	23,737,363	—	23,737,363
Diversified Manufacturing	—	16,124,410	—	16,124,410
Electric	—	16,594,933	790,521	17,385,454
Entertainment	—	25,083,422	1,397,229	26,480,651
Environmental	—	5,980,775	—	5,980,775
Food and Beverage	—	22,874,378	6,507,275	29,381,653
Gaming	—	8,182,821	526,946	8,709,767
Gas Distributors	—	—	5,151,717	5,151,717
Health Care	—	78,965,135	6,569,959	85,535,094
Independent Energy	—	3,797,391	2,168,002	5,965,393
Integrated Energy	—	2,612,870	—	2,612,870
Life Insurance	—	4,657,884	—	4,657,884
Media Cable	—	36,278,419	—	36,278,419
Media Non-Cable	—	44,122,600	2,152,124	46,274,724
Metals	—	18,822,733	1,314,036	20,136,769
Non-Captive Diversified	—	875,000	—	875,000
Oil Field Services	—	3,898,379	1,524,108	5,422,487
Other Financial Institutions	—	6,838,250	1,430,335	8,268,585
Other Industry	—	27,082,409	3,175,819	30,258,228
Packaging	—	21,856,604	—	21,856,604
Pharmaceuticals	—	17,385,100	—	17,385,100
Property & Casualty	—	18,255,425	—	18,255,425
Refining	—	2,599,888	—	2,599,888
Restaurants	—	22,274,600	—	22,274,600
Retailers	—	50,769,032	2,319,026	53,088,058
Supermarkets	—	717,163	—	717,163
Technology	—	97,305,162	2,223,205	99,528,367
Textile	—	567,813	—	567,813
Transportation Services	—	4,532,996	—	4,532,996
Wireless	—	17,063,995	—	17,063,995
Wirelines	—	2,476,252	—	2,476,252
Total Senior Loans	—	713,470,226	50,197,680	763,667,906
Other
Money Market Funds	28,248,222	—	—	28,248,222
Total Other	28,248,222	—	—	28,248,222
Total	28,248,222	713,470,226	50,197,680	791,916,128

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Senior Loans ($)
Balance as of December 31, 2011	51,135,797
Accrued discounts/premiums	58,222
Realized gain (loss)	384,697
Change in unrealized appreciation (depreciation)(a)	322,143
Sales	(22,393,512)
Purchases	13,314,125
Transfers into Level 3	19,786,289
Transfers out of Level 3	(12,410,081)
Balance as of September 30, 2012	50,197,680

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $46,522.

The fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, September 30, 2012.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Goldman Sachs Mid Cap Value Fund (renamed Variable Portfolio – Victory Established Value Fund, effective November 19, 2012)

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 10.3%
Auto Components 1.0%
Delphi Automotive PLC (a)	140,982	$4,370,442
TRW Automotive Holdings Corp. (a)	133,644	5,841,579
Total		10,212,021
Hotels, Restaurants & Leisure 1.8%
Chipotle Mexican Grill, Inc. (a)	14,578	4,629,098
MGM Resorts International (a)	823,237	8,849,798
Starwood Hotels & Resorts Worldwide, Inc.	63,558	3,683,822
Total		17,162,718
Household Durables 1.0%
D.R. Horton, Inc.	270,828	5,589,890
Toll Brothers, Inc. (a)	137,441	4,567,164
Total		10,157,054
Internet & Catalog Retail 1.0%
Liberty Interactive Corp., Class A (a)	554,145	10,251,682
Media 0.8%
Scripps Networks Interactive, Inc., Class A	123,386	7,554,925
Multiline Retail 1.1%
Macy’s, Inc.	289,046	10,873,911
Specialty Retail 2.5%
AutoZone, Inc. (a)	19,405	7,173,446
Limited Brands, Inc.	69,690	3,432,930
PetSmart, Inc.	74,794	5,159,290
Ross Stores, Inc.	59,052	3,814,759
Urban Outfitters, Inc. (a)	119,918	4,504,120
Total		24,084,545
Textiles, Apparel & Luxury Goods 1.1%
PVH Corp.	112,780	10,569,742
TOTAL CONSUMER DISCRETIONARY		100,866,598
CONSUMER STAPLES 5.6%
Beverages 1.9%
Coca-Cola Enterprises, Inc.	330,686	10,340,551
Constellation Brands, Inc., Class A (a)	247,910	8,019,889
Total		18,360,440
Food Products 2.6%
Ingredion, Inc.	188,806	10,414,539

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
JM Smucker Co. (The)	169,533	$14,635,784
Total		25,050,323
Household Products 0.4%
Church & Dwight Co., Inc.	67,998	3,671,212
Tobacco 0.7%
Lorillard, Inc.	62,290	7,253,670
TOTAL CONSUMER STAPLES		54,335,645
ENERGY 8.2%
Energy Equipment & Services 1.6%
Cameron International Corp. (a)	282,734	15,852,895
Oil, Gas & Consumable Fuels 6.6%
Cabot Oil & Gas Corp.	90,378	4,057,972
Energen Corp.	140,613	7,369,527
EQT Corp.	113,509	6,697,031
HollyFrontier Corp.	201,744	8,325,975
Marathon Petroleum Corp.	163,469	8,923,773
Pioneer Natural Resources Co.	117,006	12,215,426
Range Resources Corp.	149,332	10,433,827
Tesoro Corp.	135,603	5,681,766
Total		63,705,297
TOTAL ENERGY		79,558,192
FINANCIALS 28.9%
Capital Markets 2.6%
Affiliated Managers Group, Inc. (a)	46,682	5,741,886
Invesco Ltd.	597,982	14,943,570
Raymond James Financial, Inc.	122,411	4,486,363
Total		25,171,819
Commercial Banks 4.7%
CIT Group, Inc. (a)	188,552	7,427,063
First Republic Bank	180,819	6,231,023
M&T Bank Corp.	189,455	18,028,538
SunTrust Banks, Inc.	495,017	13,994,130
Total		45,680,754
Consumer Finance 1.4%
SLM Corp.	847,571	13,323,816

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 1.2%
NASDAQ OMX Group, Inc. (The)	499,311	$11,631,450
Insurance 8.2%
Everest Re Group Ltd.	146,664	15,687,182
Hartford Financial Services Group, Inc.	342,000	6,648,480
PartnerRe Ltd.	104,812	7,785,435
Principal Financial Group, Inc.	607,919	16,377,338
Willis Group Holdings PLC	266,469	9,838,036
WR Berkley Corp.	322,613	12,094,761
XL Group PLC	507,374	12,192,197
Total		80,623,429
Real Estate Investment Trusts (REITs) 10.8%
Alexandria Real Estate Equities, Inc.	164,823	12,117,787
AvalonBay Communities, Inc.	94,307	12,824,809
Camden Property Trust	100,851	6,503,881
Douglas Emmett, Inc.	281,392	6,491,713
Host Hotels & Resorts, Inc.	861,239	13,822,886
Kimco Realty Corp.	510,003	10,337,761
Liberty Property Trust	308,791	11,190,586
MFA Financial, Inc.	1,151,682	9,789,297
Tanger Factory Outlet Centers	261,760	8,462,701
Ventas, Inc.	229,988	14,316,753
Total		105,858,174
TOTAL FINANCIALS		282,289,442
HEALTH CARE 6.8%
Biotechnology 0.1%
Vertex Pharmaceuticals, Inc. (a)	19,606	1,096,956
Health Care Equipment & Supplies 2.2%
Boston Scientific Corp. (a)	2,019,649	11,592,785
Hologic, Inc. (a)	503,582	10,192,500
Total		21,785,285
Health Care Providers & Services 1.3%
Aetna, Inc.	314,478	12,453,329
Life Sciences Tools & Services 1.0%
Life Technologies Corp. (a)	202,387	9,892,676
Pharmaceuticals 2.2%
Mylan, Inc. (a)	576,519	14,067,064

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Warner Chilcott PLC, Class A	558,215	$7,535,902
Total		21,602,966
TOTAL HEALTH CARE		66,831,212
INDUSTRIALS 9.3%
Aerospace & Defense 2.5%
B/E Aerospace, Inc. (a)	162,009	6,820,579
Spirit Aerosystems Holdings, Inc., Class A (a)	376,400	8,359,844
Textron, Inc.	351,164	9,189,962
Total		24,370,385
Building Products 1.7%
Fortune Brands Home & Security, Inc. (a)	206,124	5,567,409
Lennox International, Inc.	215,127	10,403,542
Total		15,970,951
Commercial Services & Supplies 0.3%
Republic Services, Inc.	106,361	2,925,991
Electrical Equipment 0.5%
Rockwell Automation, Inc.	69,932	4,863,770
Machinery 4.3%
Dover Corp.	229,451	13,650,040
Gardner Denver, Inc.	129,016	7,793,857
Parker Hannifin Corp.	58,202	4,864,523
Pentair, Inc.	171,323	7,625,587
Stanley Black & Decker, Inc.	109,461	8,346,401
Total		42,280,408
TOTAL INDUSTRIALS		90,411,505
INFORMATION TECHNOLOGY 10.4%
Communications Equipment 1.5%
Juniper Networks, Inc. (a)	592,253	10,133,449
Polycom, Inc. (a)	457,040	4,510,985
Total		14,644,434
Computers & Peripherals 1.5%
NetApp, Inc. (a)	223,977	7,364,364
SanDisk Corp. (a)	154,124	6,693,605
Total		14,057,969

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	251,143	$14,787,300
IT Services 1.4%
Fidelity National Information Services, Inc.	264,573	8,259,969
Paychex, Inc.	153,936	5,124,530
Total		13,384,499
Semiconductors & Semiconductor Equipment 3.2%
Altera Corp.	264,432	8,986,721
Cavium, Inc. (a)	50,092	1,669,566
Lam Research Corp. (a)	455,991	14,493,674
ON Semiconductor Corp. (a)	956,962	5,904,456
Total		31,054,417
Software 1.3%
Adobe Systems, Inc. (a)	144,885	4,702,967
Check Point Software Technologies Ltd. (a)	101,156	4,871,673
QLIK Technologies, Inc. (a)	155,762	3,490,626
Total		13,065,266
TOTAL INFORMATION TECHNOLOGY		100,993,885
MATERIALS 6.6%
Chemicals 1.9%
Albemarle Corp.	162,798	8,576,199
Cytec Industries, Inc.	153,614	10,064,789
Total		18,640,988
Construction Materials 1.2%
Martin Marietta Materials, Inc.	109,543	9,077,828
Vulcan Materials Co.	60,562	2,864,583
Total		11,942,411
Containers & Packaging 1.6%
Ball Corp.	80,451	3,403,882
Crown Holdings, Inc. (a)	142,867	5,250,362
Sealed Air Corp.	463,094	7,159,433
Total		15,813,677
Metals & Mining 1.9%
Carpenter Technology Corp.	164,679	8,616,006
Reliance Steel & Aluminum Co.	188,552	9,870,697
Total		18,486,703
TOTAL MATERIALS		64,883,779

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
Sprint Nextel Corp. (a)	1,644,263	$9,076,332
TOTAL TELECOMMUNICATION SERVICES		9,076,332
UTILITIES 10.8%
Electric Utilities 7.2%
Edison International	226,792	10,362,126
Great Plains Energy, Inc.	163,470	3,638,842
Northeast Utilities	281,013	10,743,127
NV Energy, Inc.	478,438	8,616,668
Pinnacle West Capital Corp.	142,837	7,541,794
PPL Corp.	464,579	13,496,020
Xcel Energy, Inc.	570,052	15,796,141
Total		70,194,718
Gas Utilities 0.3%
Questar Corp.	150,186	3,053,281
Independent Power Producers & Energy Traders 0.8%
Calpine Corp. (a)	451,610	7,812,853
Multi-Utilities 2.5%
CMS Energy Corp.	155,942	3,672,434
SCANA Corp.	258,679	12,486,436
Sempra Energy	124,086	8,002,306
Total		24,161,176
TOTAL UTILITIES		105,222,028
Total Common Stocks (Cost: $859,483,214)		$954,468,618

	Shares	Value

Exchange-Traded Funds 0.6%
iShares Russell Midcap Value Index Fund	120,400	5,865,888
Total Exchange-Traded Funds (Cost: $5,411,763)		$5,865,888

Issuer	Shares	Value

Limited Partnerships 0.4%
FINANCIALS 0.4%
Capital Markets 0.4%
Lazard Ltd., Class A (b)	141,833	4,145,779

Limited Partnerships (continued)
FINANCIALS (CONTINUED)
TOTAL FINANCIALS	4,145,779
Total Limited Partnerships (Cost: $4,292,663)	$4,145,779

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	11,307,882	$11,307,882
Total Money Market Funds (Cost: $11,307,882)		$11,307,882
Total Investments
(Cost: $880,495,522)		$975,788,167(e)
Other Assets & Liabilities, Net		(134,464)
Net Assets		$975,653,703

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2012, there was no capital committed to the LLC or LP for future investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	34,281,168	169,563,565	(192,536,851)	11,307,882	21,991	11,307,882

(e) Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	100,866,598	—	—	100,866,598
Consumer Staples	54,335,645	—	—	54,335,645
Energy	79,558,192	—	—	79,558,192
Financials	282,289,442	—	—	282,289,442
Health Care	66,831,212	—	—	66,831,212
Industrials	90,411,505	—	—	90,411,505
Information Technology	100,993,885	—	—	100,993,885
Materials	64,883,779	—	—	64,883,779
Telecommunication Services	9,076,332	—	—	9,076,332
Utilities	105,222,028	—	—	105,222,028
Exchange-Traded Funds	5,865,888	—	—	5,865,888
Total Equity Securities	960,334,506	—	—	960,334,506
Other
Limited Partnerships	4,145,779	—	—	4,145,779
Money Market Funds	11,307,882	—	—	11,307,882
Total Other	15,453,661	—	—	15,453,661
Total	975,788,167	—	—	975,788,167

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Invesco International Growth Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 89.1%
AUSTRALIA 5.3%
BHP Billiton Ltd.	556,386	$19,011,066
Brambles Ltd.	4,661,231	33,776,338
CSL Ltd.	431,680	20,532,333
WorleyParsons Ltd.	1,052,018	30,696,064
Total		104,015,801
BELGIUM 2.3%
Anheuser-Busch InBev NV	530,981	45,150,239
BRAZIL 1.7%
Banco Bradesco SA, ADR	2,034,098	32,687,955
CANADA 8.6%
Agrium, Inc.	193,613	20,088,014
Canadian National Railway Co.	189,589	16,775,859
Canadian Natural Resources Ltd.	488,432	15,068,805
Cenovus Energy, Inc.	469,814	16,396,418
CGI Group, Inc., Class A (a)	729,792	19,597,710
Fairfax Financial Holdings Ltd.	42,616	16,460,761
Potash Corp. of Saskatchewan, Inc.	576,779	25,069,440
Suncor Energy, Inc.	1,231,679	40,517,240
Total		169,974,247
CHINA 4.2%
Baidu, Inc., ADR (a)	207,384	24,226,599
China Mobile Ltd.	2,126,000	23,568,650
CNOOC Ltd.	7,486,000	15,199,125
Industrial & Commercial Bank of China Ltd., Class H	33,962,000	19,928,229
Total		82,922,603
DENMARK 1.0%
Novo Nordisk A/S, Class B	122,236	19,310,401
FRANCE 4.4%
Cap Gemini SA	380,002	16,077,984
Eutelsat Communications SA	400,971	12,889,421
L’Oreal SA	102,499	12,679,012
Publicis Groupe SA	438,031	24,513,930
Schneider Electric SA	331,235	19,603,470
Total		85,763,817
GERMANY 4.7%
Adidas AG	369,698	30,329,127
Fresenius Medical Care AG & Co. KGaA	294,356	21,583,635

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
SAP AG	578,546	$40,972,102
Total		92,884,864
HONG KONG 2.0%
Galaxy Entertainment Group Ltd. (a)	5,757,000	19,127,009
Hutchison Whampoa Ltd.	2,168,000	20,907,686
Total		40,034,695
ISRAEL 2.0%
Teva Pharmaceutical Industries Ltd., ADR	948,290	39,268,689
JAPAN 7.2%
Canon, Inc.	593,600	19,053,194
Denso Corp.	626,700	19,691,199
FANUC CORP.	105,700	17,013,300
Keyence Corp.	85,560	21,910,379
Komatsu Ltd.	427,700	8,382,883
Nidec Corp.	204,200	14,916,424
Toyota Motor Corp.	538,800	21,125,983
Yamada Denki Co., Ltd.	456,970	20,045,965
Total		142,139,327
MEXICO 3.7%
America Movil SAB de CV, Class L, ADR	1,003,459	25,527,997
Fomento Economico Mexicano SAB de CV, ADR	193,715	17,817,906
Grupo Televisa SAB, ADR	1,269,785	29,852,645
Total		73,198,548
NETHERLANDS 1.4%
Koninklijke Ahold NV	268,442	3,362,338
Unilever NV-CVA	664,977	23,525,170
Total		26,887,508
RUSSIAN FEDERATION 0.6%
Gazprom OAO, ADR	1,092,040	10,953,161
SINGAPORE 2.4%
Keppel Corp., Ltd.	3,051,700	28,215,379
United Overseas Bank Ltd.	1,200,000	19,136,401
Total		47,351,780
SOUTH KOREA 2.9%
Hyundai Mobis	105,481	29,324,258

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
NHN Corp.	104,850	$27,326,911
Total		56,651,169
SPAIN 1.1%
Amadeus IT Holding SA, Class A	921,768	21,475,306
SWEDEN 4.1%
Investment AB Kinnevik, Class B	518,259	10,761,559
Investor AB, Class B	913,902	20,117,865
Swedbank AB, Class A	1,047,935	19,686,271
Telefonaktiebolaget LM Ericsson, Class B	1,487,911	13,556,734
Volvo AB, Class B	1,241,704	17,409,715
Total		81,532,144
SWITZERLAND 7.5%
ABB Ltd.	1,082,459	20,302,580
Julius Baer Group Ltd.	525,645	18,331,904
Nestlé SA, Registered Shares	463,971	29,254,099
Novartis AG, Registered Shares	343,218	21,001,803
Roche Holding AG, Genusschein Shares	154,211	28,809,009
Syngenta AG	80,892	30,232,364
Total		147,931,759
TAIWAN 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,728,000	20,697,170
TURKEY 0.9%
Akbank TAS	4,385,316	17,324,103
UNITED KINGDOM 20.1%
BG Group PLC	1,614,652	32,591,737
British American Tobacco PLC	578,962	29,725,382

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
British Sky Broadcasting Group PLC	1,713,005	$20,566,394
Centrica PLC	3,371,076	17,844,158
Compass Group PLC	4,050,292	44,703,694
GlaxoSmithKline PLC	306,646	7,068,577
Imperial Tobacco Group PLC	1,041,129	38,533,434
Informa PLC	2,424,121	15,763,566
Kingfisher PLC	5,031,150	21,464,394
Next PLC	507,418	28,268,549
Pearson PLC	764,779	14,943,072
Reed Elsevier PLC	4,769,496	45,594,531
Royal Dutch Shell PLC, Class B	676,733	24,019,480
Shire PLC	374,715	10,976,324
Smith & Nephew PLC	1,971,169	21,756,094
WPP PLC	1,607,735	21,846,765
Total		395,666,151
Total Common Stocks (Cost: $1,531,456,908)		$1,753,821,437

Preferred Stocks 1.5%
GERMANY 1.5%
Volkswagen AG	158,550	28,921,551
Total Preferred Stocks (Cost: $27,560,612)		$28,921,551

	Shares	Value

Money Market Funds 9.3%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	182,929,476	182,929,476
Total Money Market Funds (Cost: $182,929,476)		$182,929,476
Total Investments
(Cost: $1,741,946,996) (d)		$1,965,672,464(e)
Other Assets & Liabilities, Net		2,596,161
Net Assets		$1,968,268,625

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	162,648,841	353,875,523	(333,594,888)	182,929,476	198,170	182,929,476

(d)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $1,741,947,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$272,629,000
Unrealized Depreciation	(48,904,000)
Net Unrealized Appreciation	$223,725,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	29,852,645	390,197,858	—	420,050,503
Consumer Staples	17,817,906	182,229,674	—	200,047,580
Energy	71,982,463	113,459,567	—	185,442,030
Financials	49,148,715	125,286,332	—	174,435,047
Health Care	39,268,689	151,038,177	—	190,306,866
Industrials	16,775,859	180,527,775	—	197,303,634
Information Technology	43,824,309	181,069,780	—	224,894,089
Materials	45,157,454	49,243,430	—	94,400,884
Telecommunication Services	25,527,997	23,568,649	—	49,096,646
Utilities	—	17,844,158	—	17,844,158
Preferred Stocks
Consumer Discretionary	—	28,921,551	—	28,921,551
Total Equity Securities	339,356,037	1,443,386,951	—	1,782,742,988
Other
Money Market Funds	182,929,476	—	—	182,929,476
Total Other	182,929,476	—	—	182,929,476
Total	522,285,513	1,443,386,951	—	1,965,672,464

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 13.9%

Aerospace & Defense 0.1%

BAE Systems Holdings, Inc. (a)
08/15/15	5.200%	$780,000	$851,284
06/01/19	6.375%	555,000	660,405
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	300,000	339,521
Total			1,851,210
Agencies 0.1%
Financing Corp. Fico (b)
11/30/17	0.000%	3,250,000	3,043,833

Airlines 0.1%
American Airlines 2011-1 Class A Pass-Through Trust
07/31/22	5.250%	216,926	227,772
American Airlines Pass-Through Trust Series 2011-2 Class A
10/15/21	8.625%	602,667	648,620
Continental Airlines 2007-1 Class A Pass-Through Trust
04/19/22	5.983%	775,202	864,350
Continental Airlines 2012-2 Class A Pass-Through Certificates (c)
10/29/24	4.000%	181,000	185,299
Delta Air Lines 2011-1 Class A Pass-Through Trust (d)
10/15/20	5.300%	121,018	131,306
Total			2,057,347
Automotive 0.2%
American Honda Finance Corp. Senior Unsecured (a)
02/28/17	2.125%	452,000	467,291
Daimler Finance North America LLC (a)
07/31/15	1.300%	591,000	593,326
Daimler Finance North America LLC (a)(d)
04/10/15	1.650%	925,000	937,884
Daimler Finance North America LLC (d)
01/18/31	8.500%	675,000	1,069,176
Johnson Controls, Inc.
Senior Unsecured
12/01/41	5.250%	865,000	970,953
Johnson Controls, Inc. (d)
Senior Unsecured
12/01/21	3.750%	525,000	555,713
PACCAR Financial Corp. Senior Unsecured
09/29/14	1.550%	700,000	713,662
Penske Truck Leasing Co. LP/Corp. Senior Notes
07/11/14	2.500%	850,000	856,759
Total			6,164,764

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking 4.0%
American Express Co.
Senior Unsecured
05/20/14	7.250%	$425,000	$469,093
03/19/18	7.000%	500,000	632,806
American Express Credit Corp.
Senior Unsecured
05/02/13	5.875%	430,000	443,498
08/25/14	5.125%	830,000	897,844
06/12/15	1.750%	1,325,000	1,355,305
09/19/16	2.800%	2,039,000	2,167,926
American Express Credit Corp. (d)
Senior Unsecured
03/24/17	2.375%	541,000	569,050
Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	193,000	232,066
BB&T Corp.
Senior Unsecured
09/25/13	3.375%	555,000	570,134
08/15/17	1.600%	306,000	311,498
Subordinated Notes
12/23/15	5.200%	400,000	447,610
11/01/19	5.250%	800,000	925,757
BB&T Corp. (d)
Senior Unsecured
04/30/19	6.850%	400,000	512,794
Bank of America Corp.
Senior Unsecured
05/15/14	7.375%	250,000	273,663
10/14/16	5.625%	500,000	562,986
06/01/19	7.625%	50,000	62,268
07/01/20	5.625%	2,750,000	3,119,915
Bank of New York Mellon Corp (The) Senior Unsecured
09/23/21	3.550%	270,000	292,989
Bank of New York Mellon Corp. (The)
Senior Unsecured
01/15/20	4.600%	230,000	263,836
Bank of New York Mellon Corp. (The) (d)
Senior Unsecured
06/18/15	2.950%	1,520,000	1,611,387
01/17/17	2.400%	1,024,000	1,077,642
Barclays Bank PLC
Senior Unsecured
02/23/15	2.750%	500,000	515,919
Barclays Bank PLC (a)(d)
09/21/15	2.500%	1,600,000	1,664,321
Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	1,750,000	2,309,683
Capital One Financial Corp.
Senior Unsecured
09/15/17	6.750%	600,000	734,879
Capital One Financial Corp. (d)
Senior Unsecured
07/15/21	4.750%	381,000	432,541

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Citigroup, Inc.
Senior Unsecured
12/13/13	6.000%	$1,455,000	$1,543,121
01/15/15	6.010%	2,990,000	3,276,810
05/19/15	4.750%	735,000	791,218
08/07/15	2.250%	525,000	533,009
08/15/17	6.000%	540,000	628,988
11/21/17	6.125%	900,000	1,058,980
08/09/20	5.375%	856,000	989,637
12/01/25	7.000%	765,000	925,484
01/15/28	6.625%	215,000	256,456
Citigroup, Inc. (d)
05/22/19	8.500%	700,000	925,754
Senior Unsecured
12/15/15	4.587%	583,000	632,571
01/10/17	4.450%	1,800,000	1,977,080
Comerica Bank Subordinated Notes
08/22/17	5.200%	500,000	569,068
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
01/11/21	4.500%	1,800,000	2,013,629
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)
Senior Notes
09/30/10	5.800%	500,000	579,000
Countrywide Financial Corp. Subordinated Notes (d)
05/15/16	6.250%	1,520,000	1,657,428
Deutsche Bank AG
Senior Unsecured
01/11/16	3.250%	900,000	953,297
09/01/17	6.000%	150,000	178,844
Goldman Sachs Group, Inc. (The)
Senior Unsecured
01/18/18	5.950%	1,000,000	1,161,246
04/01/18	6.150%	1,500,000	1,750,768
06/15/20	6.000%	1,281,000	1,477,043
07/27/21	5.250%	1,123,000	1,238,035
Goldman Sachs Group, Inc. (The) (d)
Senior Notes
05/03/15	3.300%	1,001,000	1,041,612
Senior Unsecured
08/01/15	3.700%	1,987,000	2,095,778
02/07/16	3.625%	805,000	849,186
02/15/19	7.500%	3,565,000	4,412,044
HSBC Bank PLC (a)
Senior Notes
06/28/15	3.500%	1,321,000	1,402,029
08/12/20	4.125%	622,000	682,656
Senior Unsecured
05/24/16	3.100%	245,000	258,178
01/19/21	4.750%	565,000	647,960
HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	586,000	676,969
01/14/22	4.875%	410,000	469,459

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
HSBC USA, Inc. Senior Unsecured
02/13/15	2.375%	$245,000	$252,213
ING Bank NV (a)
09/25/15	2.000%	540,000	540,807
KeyBank NA Subordinated Notes
11/01/17	5.700%	817,000	923,775
KeyCorp Senior Unsecured (d)
05/14/13	6.500%	500,000	517,729
Macquarie Group Ltd. (a)
Senior Unsecured
08/01/14	7.300%	923,000	994,051
01/14/21	6.250%	926,000	1,011,027
Merrill Lynch & Co., Inc.
Senior Unsecured
09/30/15	5.300%	1,200,000	1,313,047
08/28/17	6.400%	4,249,000	4,943,129
07/15/18	6.500%	1,300,000	1,534,411
Morgan Stanley
Senior Unsecured
01/09/17	5.450%	3,300,000	3,598,987
12/28/17	5.950%	1,200,000	1,347,895
09/23/19	5.625%	130,000	141,858
07/24/20	5.500%	696,000	751,475
Morgan Stanley (d)
Senior Unsecured
07/24/15	4.000%	567,000	589,785
07/28/21	5.500%	2,815,000	3,080,699
National Australia Bank Ltd. Senior Unsecured (a)
07/27/16	3.000%	3,250,000	3,416,678
National Bank of Canada (a)(d)
01/30/14	1.650%	1,655,000	1,682,969
Northern Trust Co. (The) Subordinated Notes (d)
08/15/18	6.500%	500,000	622,635
Oversea-Chinese Banking Corp., Ltd. Senior Unsecured (a)
03/13/15	1.625%	598,000	604,247
PNC Bank NA Subordinated Notes
04/01/18	6.875%	1,000,000	1,242,342
PNC Funding Corp. Bank Guaranteed (d)
05/19/14	3.000%	2,015,000	2,090,204
Royal Bank of Canada Senior Notes
07/20/16	2.300%	1,215,000	1,270,364

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
SouthTrust Bank Subordinated Notes
05/15/25	7.690%	$500,000	$595,306
U.S. Bancorp
Senior Notes
07/27/15	2.450%	960,000	1,008,018
Senior Unsecured
05/15/17	1.650%	500,000	511,860
05/24/21	4.125%	309,000	351,222
03/15/22	3.000%	358,000	374,789
UBS AG
01/15/15	3.875%	1,000,000	1,059,872
08/04/20	4.875%	305,000	339,992
Senior Unsecured
04/25/18	5.750%	500,000	589,214
Wachovia Bank NA
Subordinated Notes
08/15/15	5.000%	1,000,000	1,095,820
11/15/17	6.000%	5,300,000	6,391,381
Wachovia Corp.
Senior Unsecured
02/01/18	5.750%	1,400,000	1,690,618
Wachovia Corp. (d)
Senior Unsecured
05/01/13	5.500%	1,875,000	1,930,356
Wells Fargo & Co. Senior Unsecured
04/01/21	4.600%	200,000	231,020
Westpac Banking Corp. Senior Unsecured (d)
11/19/19	4.875%	750,000	856,303
Total			109,606,845
Brokerage 0.2%
BlackRock, Inc. Senior Unsecured
09/15/17	6.250%	900,000	1,101,182
Blackstone Holdings Finance Co. LLC Senior Unsecured (a)
03/15/21	5.875%	850,000	946,731
Charles Schwab Corp. (The) Senior Unsecured (a)(d)
09/01/22	3.225%	325,000	323,903
Jefferies Group, Inc.
Senior Unsecured
11/09/15	3.875%	375,000	377,344
07/15/19	8.500%	1,865,000	2,140,087
Nomura Holdings, Inc.
Senior Unsecured
03/04/15	5.000%	600,000	633,420
01/19/16	4.125%	650,000	671,840
03/04/20	6.700%	400,000	457,288
Total			6,651,795

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Building Materials —%
CRH America, Inc.
09/30/16	6.000%	$229,000	$255,466

Chemicals 0.4%
Dow Chemical Co. (The)
Senior Unsecured
11/15/20	4.250%	350,000	385,088
Dow Chemical Co. (The) (d)
Senior Unsecured
05/15/18	5.700%	275,000	331,033
05/15/19	8.550%	709,000	950,742
EI du Pont de Nemours & Co.
Senior Unsecured
07/15/13	5.000%	130,000	134,734
03/15/19	5.750%	250,000	307,535
01/15/28	6.500%	355,000	475,879
EI du Pont de Nemours & Co. (d)
Senior Unsecured
12/15/36	5.600%	525,000	681,947
Ecolab Inc. Senior Unsecured
12/08/41	5.500%	970,000	1,206,347
PPG Industries, Inc.
Senior Unsecured
03/15/18	6.650%	1,225,000	1,506,201
08/15/19	7.400%	278,000	346,257
Potash Corp. of Saskatchewan, Inc.
Senior Unsecured
09/30/15	3.750%	300,000	325,065
05/15/19	6.500%	450,000	575,964
Praxair, Inc.
Senior Unsecured
03/31/14	4.375%	450,000	475,743
03/15/17	5.200%	740,000	867,115
Union Carbide Corp. (d)
Senior Unsecured
06/01/25	7.500%	515,000	624,511
10/01/96	7.750%	920,000	1,047,137
Total			10,241,298

Construction Machinery 0.1%
Caterpillar, Inc.
Senior Unsecured
12/15/18	7.900%	1,000,000	1,355,464
Caterpillar, Inc. (a)
Senior Unsecured
08/15/42	3.803%	1,011,000	1,023,594
John Deere Capital Corp.
10/10/17	1.200%	570,000	572,717
Senior Notes
06/29/15	0.950%	755,000	761,796
Total			3,713,571

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Cyclical Services —%
eBay, Inc. Senior Unsecured (d)
10/15/20	3.250%	$420,000	$451,799

Consumer Products —%
Kimberly-Clark Corp. Senior Secured (d)
03/01/22	2.400%	268,000	272,601
Koninklijke Philips Electronics NV
Senior Unsecured
03/11/18	5.750%	148,000	180,111
06/01/26	7.200%	175,000	233,311
Newell Rubbermaid, Inc. Senior Unsecured
08/15/20	4.700%	405,000	444,960
Total			1,130,983
Diversified Manufacturing 0.1%
Eaton Corp. Senior Unsecured
04/01/24	7.625%	500,000	663,686
Siemens Financieringsmaatschappij NV (a)
08/17/26	6.125%	385,000	505,919
United Technologies Corp. Senior Unsecured (d)
02/01/19	6.125%	965,000	1,207,170
Total			2,376,775
Electric 1.2%
Alabama Power Co. Senior Unsecured
05/15/38	6.125%	70,000	94,344
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	93,000	100,401
Carolina Power & Light Co.
1st Mortgage
09/15/13	5.125%	461,000	481,492
05/15/22	2.800%	607,000	631,604
CenterPoint Energy, Inc. Senior Unsecured
05/01/18	6.500%	1,065,000	1,278,602
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	600,000	811,131
Consumers Energy Co. 1st Mortgage
05/15/22	2.850%	282,000	294,391
Detroit Edison Co. (The)
General Refunding Mortgage
06/01/21	3.900%	285,000	320,928

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
Detroit Edison Co. (The) (d)
Secured
06/15/42	3.950%	$364,000	$379,899
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	500,000	608,165
08/01/33	5.250%	1,315,000	1,522,144
08/01/41	4.900%	102,000	118,908
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	756,224
1st Mortgage
12/15/41	4.250%	313,000	329,954
1st Refunding Mortgage
01/15/38	6.000%	226,000	296,777
Duke Energy Carolinas LLC (d)
1st Mortgage
06/15/20	4.300%	156,000	180,676
Duke Energy Corp. Senior Unsecured
11/15/16	2.150%	757,000	782,337
Duke Energy Indiana, Inc. 1st Mortgage
07/15/20	3.750%	772,000	855,576
Exelon Generation Co. LLC
Senior Unsecured
10/01/17	6.200%	800,000	952,156
Exelon Generation Co. LLC (d)
Senior Unsecured
10/01/20	4.000%	750,000	795,451
Florida Power & Light Co. 1st Mortgage (d)
10/01/33	5.950%	615,000	830,388
Indiana Michigan Power Co. Senior Unsecured
03/15/19	7.000%	420,000	524,355
John Sevier Combined Cycle Generation LLC Secured
01/15/42	4.626%	363,617	414,060
Kansas City Power & Light Co. Senior Unsecured
10/01/41	5.300%	750,000	871,412
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	813,872
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,627,899
09/15/40	5.375%	67,000	81,601
NextEra Energy Capital Holdings
06/01/15	1.200%	294,000	295,866
Oncor Electric Delivery Co. LLC
Senior Secured
09/01/18	6.800%	813,000	1,003,369
09/01/22	7.000%	155,000	194,368

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
PPL Capital Funding, Inc. (d)
06/15/22	4.200%	$313,000	$333,609
PPL Electric Utilities Corp. 1st Mortgage
09/01/22	2.500%	368,000	373,274
PPL Energy Supply LLC Senior Unsecured
12/15/21	4.600%	775,000	832,875
PSEG Power LLC
12/01/15	5.500%	212,000	236,419
09/15/16	5.320%	800,000	913,177
09/15/21	4.150%	233,000	252,237
PacifiCorp
1st Mortgage
07/15/18	5.650%	1,500,000	1,851,808
06/15/21	3.850%	335,000	377,496
10/15/37	6.250%	200,000	276,947
Pacific Gas & Electric Co.
Senior Unsecured
04/15/42	4.450%	257,000	280,894
08/15/42	3.750%	531,000	515,541
Peco Energy Co. 1st Mortgage
09/15/22	2.375%	2,000,000	2,015,574
Potomac Electric Power Co. 1st Mortgage
12/15/38	7.900%	160,000	265,066
Progress Energy, Inc. Senior Unsecured
01/15/21	4.400%	187,000	210,050
Public Service Co. of Colorado 1st Mortgage
11/15/20	3.200%	240,000	261,956
Public Service Co. of Oklahoma
Senior Unsecured
02/01/21	4.400%	231,000	258,514
Public Service Co. of Oklahoma (d)
Senior Unsecured
12/01/19	5.150%	377,000	438,442
Public Service Electric & Gas Co. 1st Mortgage
05/01/15	2.700%	400,000	420,842
San Diego Gas & Electric Co.
1st Mortgage
06/01/26	6.000%	525,000	721,308
05/15/40	5.350%	21,000	27,326
Southern California Edison Co.
02/01/38	5.950%	210,000	282,341
1st Mortgage
06/01/21	3.875%	225,000	255,575
Southern Power Co. Senior Unsecured (d)
09/15/41	5.150%	466,000	534,102

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
Southwestern Public Service Co. Senior Unsecured
12/01/18	8.750%	$804,000	$1,105,727
Virginia Electric and Power Co. Senior Unsecured
11/15/38	8.875%	205,000	352,919
Wisconsin Electric Power Co. Senior Unsecured
09/15/21	2.950%	86,000	90,591
Xcel Energy, Inc. (d)
Senior Unsecured
05/15/20	4.700%	98,000	114,815
09/15/41	4.800%	90,000	103,704
Total			31,951,479
Entertainment 0.1%
Historic TW, Inc.
05/15/29	6.625%	365,000	457,715
Time Warner, Inc.
04/15/31	7.625%	450,000	628,612
05/01/32	7.700%	690,000	969,000
Viacom, Inc.
Senior Unsecured
02/27/15	1.250%	209,000	211,181
10/05/17	6.125%	375,000	450,470
Viacom, Inc. (d)
Senior Unsecured
12/15/21	3.875%	368,000	400,283
Walt Disney Co. (The) Senior Unsecured
12/15/17	5.875%	500,000	610,647
Total			3,727,908
Environmental 0.1%
Republic Services, Inc.
06/01/22	3.550%	839,000	881,241
Waste Management, Inc.
06/30/20	4.750%	450,000	516,174
Total			1,397,415
Food and Beverage 0.6%
Anheuser-Busch Companies LLC
01/15/31	6.800%	640,000	856,163
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	525,000	710,260
11/15/19	6.875%	250,000	330,717
01/15/39	8.200%	410,000	684,972
Bunge Ltd. Finance Corp.
06/15/19	8.500%	700,000	886,910
Cargill, Inc. (a)
Senior Unsecured
11/27/17	6.000%	170,000	205,877
03/06/19	7.350%	250,000	317,518

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)
11/01/36	7.250%	$300,000	$416,864
09/15/37	6.625%	545,000	725,927
Diageo Investment Corp.
05/11/22	2.875%	900,000	938,276
09/15/22	8.000%	865,000	1,240,472
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	140,000	170,056
HJ Heinz Co. Senior Unsecured
07/15/28	6.375%	350,000	420,636
Kellogg Co. Senior Unsecured
05/17/22	3.125%	667,000	702,036
Kraft Foods Group, Inc. (a)
08/23/18	6.125%	400,000	494,600
01/26/39	6.875%	605,000	839,265
Mondelez International, Inc. Senior Unsecured
08/11/17	6.500%	1,675,000	2,060,548
PepsiCo, Inc.
Senior Unsecured
03/01/14	3.750%	800,000	837,323
08/13/17	1.250%	1,025,000	1,034,103
11/01/18	7.900%	133,000	180,311
08/25/21	3.000%	838,000	889,300
SABMiller PLC Senior Unsecured (a)
01/15/14	5.700%	960,000	1,017,248
Total			15,959,382
Gas Distributors 0.2%
AGL Capital Corp.
07/15/16	6.375%	800,000	931,275
Atmos Energy Corp. Senior Unsecured
03/15/19	8.500%	346,000	461,949
Boston Gas Co. Senior Unsecured (a)
02/15/42	4.487%	359,000	394,571
Sempra Energy
Senior Unsecured
06/15/18	6.150%	370,000	457,669
02/15/19	9.800%	1,672,000	2,357,604
Total			4,603,068
Gas Pipelines 0.2%
ANR Pipeline Co. Senior Unsecured
11/01/21	9.625%	200,000	299,788
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	395,000	478,352

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)
NiSource Finance Corp.
01/15/19	6.800%	$377,000	$455,175
09/15/20	5.450%	225,000	264,826
02/15/23	3.850%	237,000	248,594
02/01/42	5.800%	381,000	450,427
Spectra Energy Capital LLC
10/01/19	8.000%	745,000	968,769
09/15/38	7.500%	490,000	667,322
TransCanada PipeLines Ltd.
Senior Unsecured
01/15/19	7.125%	677,000	868,108
10/15/37	6.200%	500,000	678,212
Total			5,379,573
Health Care —%
Medco Health Solutions, Inc. Senior Unsecured (d)
03/15/18	7.125%	500,000	627,803

Healthcare Insurance —%
Aetna, Inc. Senior Unsecured
12/15/37	6.750%	590,000	781,690

Independent Energy 0.4%
Alberta Energy Co., Ltd. Senior Unsecured
11/01/31	7.375%	695,000	879,826
Anadarko Finance Co.
05/01/31	7.500%	1,070,000	1,432,677
Apache Corp.
Senior Unsecured
09/15/18	6.900%	750,000	965,290
04/15/43	4.750%	268,000	306,229
Apache Corp. (d)
Senior Unsecured
04/15/22	3.250%	88,000	94,595
Burlington Resources, Inc.
03/15/25	8.200%	300,000	426,742
Canadian Natural Resources Ltd. Senior Unsecured
06/30/33	6.450%	699,000	894,129
ConocoPhillips Senior Unsecured
07/15/18	6.650%	605,000	759,328
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,050,000	1,303,601
EOG Resources, Inc. Senior Unsecured
03/15/23	2.625%	707,000	714,620

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)
Kerr-McGee Corp.
09/15/31	7.875%	$400,000	$537,019
Occidental Petroleum Corp. Senior Unsecured
02/15/17	1.750%	244,000	252,626
Talisman Energy, Inc. Senior Unsecured
06/01/19	7.750%	795,000	1,010,569
Total			9,577,251
Integrated Energy 0.4%
Anadarko Holding Co. Senior Unsecured
05/15/28	7.150%	570,000	687,410
BG Energy Capital PLC (a)
10/15/41	5.125%	200,000	235,518
BP Capital Markets PLC
03/10/15	3.875%	1,450,000	1,558,518
05/06/22	3.245%	715,000	756,597
Burlington Resources Finance Co.
12/01/31	7.400%	530,000	777,212
ConocoPhillips Senior Unsecured
03/30/29	7.000%	475,000	639,897
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,168,264
03/25/20	4.375%	400,000	468,493
12/15/38	6.375%	480,000	691,296
Suncor Energy, Inc. Senior Unsecured
06/01/18	6.100%	770,000	949,666
Tosco Corp. Senior Unsecured
02/15/30	8.125%	775,000	1,176,751
Total Capital International Sa
06/28/17	1.550%	311,000	316,832
Total Capital SA
03/15/16	2.300%	1,170,000	1,226,394
Total			10,652,848
Life Insurance 0.8%
AIG SunAmerica Global Financing X Senior Secured (a)
03/15/32	6.900%	585,000	768,768
ASIF Global Financing XIX Senior Secured (a)
01/17/13	4.900%	2,524,000	2,536,620
Aflac, Inc.
Senior Unsecured
05/15/19	8.500%	761,000	1,019,281
02/15/22	4.000%	78,000	85,414

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)
08/15/40	6.450%	$267,000	$328,769
Aflac, Inc. (d)
Senior Unsecured
02/15/17	2.650%	98,000	102,822
Jackson National Life Global Funding (a)
Senior Secured
05/08/13	5.375%	1,425,000	1,467,058
06/01/18	4.700%	600,000	663,847
Lincoln National Corp.
Senior Unsecured
06/24/21	4.850%	140,000	152,482
Lincoln National Corp. (d)
Senior Unsecured
03/15/22	4.200%	445,000	465,240
MassMutual Global Funding II (a)
Senior Secured
09/28/15	2.300%	290,000	301,023
MassMutual Global Funding II (a)(d)
Senior Secured
04/05/17	2.000%	670,000	688,026
Metropolitan Life Global Funding I (a)
Secured
01/11/16	3.125%	855,000	910,260
Senior Secured
01/11/13	2.500%	1,000,000	1,005,487
06/14/18	3.650%	900,000	979,473
04/11/22	3.875%	1,049,000	1,143,871
Metropolitan Life Global Funding I (a)(d)
Senior Secured
01/10/14	2.000%	565,000	573,256
06/10/14	5.125%	1,450,000	1,555,058
New York Life Global Funding (a)(d)
07/24/15	0.750%	825,000	825,502
Senior Secured
05/04/15	3.000%	1,830,000	1,936,804
Pacific Life Global Funding Senior Secured (a)
04/15/13	5.150%	700,000	715,404
Pacific Life Insurance Co. Subordinated Notes (a)
06/15/39	9.250%	385,000	510,049
Principal Life Income Funding Trusts Senior Secured
12/14/12	5.300%	1,270,000	1,282,433
Prudential Insurance Co. of America (The) Senior Subordinated Notes (a)
07/01/25	8.300%	1,060,000	1,442,724
Total			21,459,671
Media Cable 0.5%
COX Communications, Inc. Senior Unsecured (a)
03/01/39	8.375%	420,000	639,469
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,739,387

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)
Comcast Cable Communications LLC
05/01/17	8.875%	$753,000	$987,163
Comcast Corp.
11/15/35	6.500%	670,000	865,182
03/15/37	6.450%	1,315,000	1,693,758
DIRECTV Holdings LLC/Financing Co., Inc.
08/15/40	6.000%	875,000	975,132
03/01/41	6.375%	425,000	497,543
Time Warner Cable, Inc.
02/14/14	8.250%	830,000	913,457
07/01/18	6.750%	865,000	1,087,853
02/14/19	8.750%	662,000	901,340
05/01/37	6.550%	580,000	728,855
09/15/42	4.500%	285,000	284,224
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	1,010,399
Total			12,323,762
Media Non-Cable 0.2%
CBS Corp.
07/30/30	7.875%	795,000	1,081,347
CBS Corp. (d)
07/01/42	4.850%	1,075,000	1,138,303
News America, Inc.
05/18/18	7.250%	375,000	474,850
07/15/24	9.500%	407,000	589,748
10/30/25	7.700%	400,000	536,984
04/30/28	7.300%	350,000	435,678
12/15/34	6.200%	450,000	541,953
Thomson Reuters Corp.
07/15/18	6.500%	725,000	916,253
Total			5,715,116
Metals 0.2%
BHP Billiton Finance USA Ltd.
04/01/14	5.500%	1,100,000	1,179,900
02/24/15	1.000%	157,000	158,571
02/24/17	1.625%	229,000	233,823
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured (d)
03/01/17	2.150%	917,000	927,349
Nucor Corp. Senior Unsecured (d)
12/01/37	6.400%	250,000	346,294
Placer Dome, Inc. Senior Unsecured
10/15/35	6.450%	380,000	449,275
Rio Tinto Finance USA Ltd.
05/01/14	8.950%	495,000	557,617
05/01/19	9.000%	390,000	533,288
11/02/20	3.500%	300,000	316,488
09/20/21	3.750%	1,104,000	1,176,069
Total			5,878,674

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Consumer —%
HSBC Finance Corp. Senior Unsecured
01/19/16	5.500%	$1,090,000	$1,205,058

Non-Captive Diversified 0.6%
General Electric Capital Corp.
Senior Unsecured
07/02/15	1.625%	1,000,000	1,017,855
09/15/17	5.625%	3,400,000	4,004,054
05/01/18	5.625%	5,000,000	5,896,500
08/07/19	6.000%	2,400,000	2,919,098
03/15/32	6.750%	505,000	646,917
Subordinated Notes
02/11/21	5.300%	292,000	335,090
General Electric Capital Corp. (d)
Senior Unsecured
01/07/21	4.625%	300,000	335,028
General Electric Capital Corp. (d)(e)
Senior Unsecured
02/15/17	0.605%	1,250,000	1,201,024
Total			16,355,566
Oil Field Services 0.1%
Cameron International Corp. Senior Unsecured
04/30/15	1.600%	296,000	300,064
Nabors Industries, Inc.
02/15/18	6.150%	400,000	469,766
01/15/19	9.250%	500,000	654,360
Noble Holding International Ltd.
03/15/22	3.950%	96,000	100,735
Schlumberger Investment SA (a)
09/14/21	3.300%	344,000	366,307
Transocean, Inc.
11/15/20	6.500%	810,000	967,286
12/15/21	6.375%	124,000	148,406
12/15/41	7.350%	67,000	87,940
Weatherford International Ltd.
04/15/22	4.500%	111,000	116,086
03/01/39	9.875%	375,000	542,806
04/15/42	5.950%	125,000	131,497
Total			3,885,253
Other Financial Institutions —%
CME Group, Inc. Senior Unsecured
02/15/14	5.750%	326,000	348,536

Other Utility —%
American Water Capital Corp.
Senior Unsecured
10/15/17	6.085%	740,000	883,585

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Other Utility (continued)
10/15/37	6.593%	$300,000	$391,235
Total			1,274,820
Pharmaceuticals —%
Wyeth LLC
02/01/14	5.500%	1,200,000	1,281,788

Property & Casualty 0.4%
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	706,083
Allstate Life Global Funding Trusts Senior Secured
04/30/13	5.375%	1,050,000	1,080,480
Berkshire Hathaway Finance Corp.
12/15/15	2.450%	333,000	350,778
05/15/22	3.000%	1,000,000	1,036,674
Berkshire Hathaway Finance Corp. (d)
05/15/18	5.400%	2,200,000	2,652,311
01/15/40	5.750%	385,000	469,452
Berkshire Hathaway, Inc. Senior Unsecured (d)
08/15/21	3.750%	488,000	535,133
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	615,000	667,218
08/15/16	6.500%	300,000	345,606
Nationwide Mutual Insurance Co. (a)
Subordinated Notes
04/15/34	6.600%	290,000	290,967
08/15/39	9.375%	1,170,000	1,600,972
Travelers Property Casualty Corp. Senior Unsecured
04/15/26	7.750%	605,000	859,441
Total			10,595,115
Railroads 0.3%
Burlington Northern Santa Fe LLC
Senior Unsecured
05/01/40	5.750%	790,000	989,460
03/15/42	4.400%	500,000	528,255
Burlington Northern Santa Fe LLC (d)
Senior Unsecured
03/15/22	3.050%	217,000	224,281
CSX Corp.
Senior Unsecured
05/01/17	7.900%	625,000	796,159
02/01/19	7.375%	815,000	1,043,028
CSX Corp. (d)
Senior Unsecured
06/01/21	4.250%	215,000	240,983
Norfolk Southern Corp.
Senior Unsecured
05/23/11	6.000%	1,072,000	1,307,057
Norfolk Southern Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Railroads (continued)
Senior Unsecured
02/15/23	2.903%	$883,000	$896,141
Union Pacific Corp.
Senior Unsecured
01/31/13	5.450%	308,000	313,065
07/15/22	4.163%	849,000	967,558
Total			7,305,987
REITs 0.3%
CommonWealth REIT Senior Unsecured
08/15/16	6.250%	1,030,000	1,125,951
ERP Operating LP
Senior Unsecured
09/15/14	5.250%	275,000	296,734
08/01/16	5.375%	500,000	573,527
ERP Operating LP (d)
Senior Unsecured
12/15/21	4.625%	543,000	625,751
HCP, Inc. Senior Unsecured
02/01/19	3.750%	302,000	316,604
Simon Property Group LP
Senior Unsecured
02/01/15	4.200%	1,000,000	1,064,984
05/30/18	6.125%	900,000	1,099,163
WEA Finance LLC/WT Finance Australia Propriety Ltd. (a)
09/02/19	6.750%	1,407,000	1,706,100
Total			6,808,814
Retailers 0.1%
CVS Caremark Corp. Senior Unsecured
09/15/39	6.125%	430,000	560,610
CVS Pass-Through Trust Pass-Through Certificates (a)
01/10/34	5.926%	547,626	639,035
Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	820,000	913,413
Staples, Inc.
01/15/14	9.750%	100,000	110,634
Target Corp.
11/01/32	6.350%	150,000	198,430
Senior Unsecured
01/15/38	7.000%	225,000	330,052
Total			2,752,174
Supermarkets 0.1%
Kroger Co. (The)
08/15/17	6.400%	300,000	363,053
01/15/20	6.150%	440,000	538,533
04/01/31	7.500%	1,220,000	1,600,071
Total			2,501,657

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Supranational 0.1%
African Development Bank
09/01/19	8.800%	$1,700,000	$2,256,407
Corp. Andina de Fomento Senior Unsecured
01/15/16	3.750%	1,192,000	1,249,721
Total			3,506,128
Technology 0.6%
Arrow Electronics, Inc. Senior Unsecured
04/01/20	6.000%	760,000	858,272
Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%	1,460,000	1,874,490
Dell, Inc.
Senior Unsecured
04/15/28	7.100%	390,000	481,767
Dell, Inc. (d)
Senior Unsecured
04/01/16	3.100%	853,000	906,469
HP Enterprise Services LLC Senior Unsecured (d)
10/15/29	7.450%	300,000	361,303
Hewlett-Packard Co. Senior Unsecured
03/01/14	6.125%	750,000	799,552
International Business Machines Corp.
Senior Unsecured
07/22/16	1.950%	993,000	1,037,130
10/15/18	7.625%	640,000	866,982
08/01/27	6.220%	655,000	899,539
11/29/32	5.875%	500,000	684,279
Intuit, Inc. Senior Unsecured (d)
03/15/17	5.750%	1,100,000	1,277,226
Microsoft Corp.
Senior Unsecured
09/25/15	1.625%	360,000	373,498
10/01/40	4.500%	518,000	612,444
National Semiconductor Corp.
Senior Unsecured
04/15/15	3.950%	565,000	613,141
06/15/17	6.600%	1,115,000	1,395,013
Oracle Corp.
Senior Unsecured
04/15/38	6.500%	280,000	401,331
07/08/39	6.125%	339,000	465,976
07/15/40	5.375%	155,000	197,727
Pitney Bowes, Inc.
Senior Unsecured
03/15/18	5.600%	150,000	164,086
Pitney Bowes, Inc. (d)
Senior Unsecured
08/15/14	4.875%	882,000	924,234

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)
Xerox Corp.
Senior Unsecured
02/01/17	6.750%	$500,000	$589,735
Xerox Corp. (d)
Senior Unsecured
12/15/19	5.625%	475,000	539,792
Total			16,323,986
Transportation Services —%
United Parcel Service of America, Inc. Senior Unsecured (e)
04/01/30	8.375%	225,000	344,498

Wireless 0.2%
America Movil SAB de CV Senior Unsecured
07/16/22	3.125%	1,297,000	1,336,535
Centel Capital Corp.
10/15/19	9.000%	350,000	426,648
Crown Castle Towers LLC Senior Secured (a)
08/15/35	3.214%	1,160,000	1,207,183
Vodafone Group PLC Senior Unsecured
03/20/17	1.625%	2,200,000	2,244,183
Total			5,214,549
Wirelines 0.9%
AT&T, Inc..
11/15/31	8.000%	54,000	82,996
AT&T, Inc.
Senior Unsecured
02/15/19	5.800%	1,000,000	1,243,863
05/15/21	4.450%	600,000	706,095
01/15/38	6.300%	750,000	984,921
05/15/38	6.400%	775,000	1,033,030
09/01/40	5.350%	1,821,000	2,191,774
Bellsouth Capital Funding Corp. Senior Unsecured
07/15/97	7.120%	870,000	1,100,758
British Telecommunications PLC
06/22/15	2.000%	205,000	210,775
Senior Unsecured
12/15/30	9.625%	150,000	244,136
CenturyLink, Inc.
Senior Unsecured
09/15/39	7.600%	600,000	634,574
CenturyLink, Inc. (d)
Senior Unsecured
06/15/21	6.450%	900,000	1,015,650
Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	658,974
06/15/30	8.750%	290,000	436,192

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	$150,000	$153,424
03/06/42	4.875%	150,000	161,274
France Telecom SA Senior Unsecured
03/01/31	8.500%	790,000	1,189,710
GTE Corp.
04/15/18	6.840%	840,000	1,061,407
Qwest Corp. Senior Unsecured
12/01/21	6.750%	1,063,000	1,277,433
Telecom Italia Capital SA
09/30/14	4.950%	300,000	309,750
Telecom Italia Capital SA (d)
06/04/18	6.999%	700,000	771,750
Telefonica Emisiones SAU
06/20/16	6.421%	790,000	834,437
07/03/17	6.221%	1,000,000	1,045,000
02/16/21	5.462%	120,000	118,213
Verizon Communications, Inc.
Senior Unsecured
02/15/16	5.550%	1,500,000	1,735,540
02/15/38	6.400%	180,000	242,597
03/01/39	8.950%	230,000	400,792
Verizon Communications, Inc. (d)
Senior Unsecured
02/15/18	5.500%	250,000	304,806
11/01/18	8.750%	1,409,000	1,967,188
Verizon Global Funding Corp. Senior Unsecured
12/01/30	7.750%	1,530,000	2,274,273
Total			24,391,332
Total Corporate Bonds & Notes (Cost: $353,124,962)			$381,676,587

Residential Mortgage-Backed Securities - Agency 28.2%
Federal Home Loan Banks CMO Series 2015-TQ Class A (f)
10/20/15	5.065%	1,575,048	1,693,516
Federal Home Loan Mortgage Corp. (c)(f)
10/30/42	0.608%	2,500,000	2,501,563
Federal Home Loan Mortgage Corp. (e)(f)
07/01/36	5.066%	626,467	677,995
11/01/36	6.045%	1,164,089	1,252,222
CMO Series 2551 Class NS
01/15/33	14.079%	939,140	1,191,434
CMO Series 264 Class F1
08/15/42	0.771%	7,966,792	7,987,133
CMO Series 267 Class F5
08/15/42	0.721%	2,992,764	3,001,861
CMO Series 3102 Class FB
01/15/36	0.521%	818,891	821,992
CMO Series 3147 Class PF

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

04/15/36	0.521%	$1,507,114	$1,512,725
CMO Series 3229 Class AF
08/15/23	0.471%	1,287,938	1,288,068
CMO Series 3523 Class SD
06/15/36	19.055%	459,971	669,718
CMO Series 3549 Class FA
07/15/39	1.421%	873,202	879,420
CMO Series 3688 Class CU
11/15/21	6.784%	1,616,942	1,746,107
CMO Series 3688 Class GT
11/15/46	7.160%	1,927,818	2,186,415
CMO Series 3804 Class FN
03/15/39	0.671%	1,434,319	1,439,850
CMO Series 3852 Class QN
05/15/41	5.500%	1,875,179	2,054,362
CMO Series 3966 Class BF
10/15/40	0.721%	3,549,915	3,565,251
CMO Series 3997 Class PF
11/15/39	0.671%	2,386,119	2,393,716
CMO Series 4001 Class NF
01/15/39	0.721%	1,441,531	1,446,359
CMO Series 4012 Class FN
03/15/42	0.721%	4,366,426	4,392,603
CMO Series 4048 Class FB
10/15/41	0.621%	4,860,288	4,877,629
CMO Series 4048 Class FJ
07/15/37	0.646%	4,683,329	4,649,469
CMO Series 4087 Class FA
05/15/39	0.671%	3,473,699	3,482,412
CMO Series 4095 Class FB
04/15/39	0.621%	3,990,677	3,969,147
Structured Pass-Through Securities
CMO Series T-62 Class 1A1
10/25/44	1.306%	1,569,737	1,575,917
Federal Home Loan Mortgage Corp. (e)(f)(g)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.479%	4,130,903	560,362
CMO IO Series 3385 Class SN
11/15/37	5.779%	1,456,299	162,737
CMO IO Series 3451 Class SA
05/15/38	5.829%	2,876,981	351,661
CMO IO Series 3531 Class SM
05/15/39	5.879%	2,840,724	398,067
CMO IO Series 3608 Class SC
12/15/39	6.029%	4,709,224	749,868
CMO IO Series 3740 Class SB
10/15/40	5.779%	2,720,931	599,883
CMO IO Series 3740 Class SC
10/15/40	5.779%	4,270,580	748,442
CMO IO Series 3802 Class LS
01/15/40	4.127%	5,971,094	297,591
Federal Home Loan Mortgage Corp. (f)
01/01/32- 06/01/42	3.500%	9,109,065	9,853,331
06/01/42	4.000%	5,973,879	6,440,723
05/01/41	4.500%	7,837,718	8,453,189
05/01/36- 08/01/40	5.000%	8,755,286	9,761,050

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

02/01/24- 05/01/38	5.500%	$9,972,168	$10,862,541
09/01/21- 09/01/37	6.000%	18,617,230	20,478,205
11/01/22- 10/17/38	6.500%	7,613,053	8,563,080
09/01/37- 05/01/38	7.500%	953,746	1,116,930
CMO Series 2127 Class PG
02/15/29	6.250%	1,166,204	1,315,679
CMO Series 2165 Class PE
06/15/29	6.000%	541,872	611,461
CMO Series 2326 Class ZQ
06/15/31	6.500%	2,276,533	2,593,264
CMO Series 2399 Class TH
01/15/32	6.500%	1,215,595	1,340,120
CMO Series 2517 Class Z
10/15/32	5.500%	1,428,409	1,586,215
CMO Series 2545 Class HG
12/15/32	5.500%	2,108,443	2,352,185
CMO Series 2557 Class HL
01/15/33	5.300%	1,630,047	1,801,773
CMO Series 2568 Class KG
02/15/23	5.500%	3,357,999	3,681,458
CMO Series 2586 Class TG
03/15/23	5.500%	3,000,000	3,433,998
CMO Series 2594 Class DJ
10/15/30	4.250%	128,030	128,453
CMO Series 2597 Class AE
04/15/33	5.500%	1,562,625	1,717,673
CMO Series 262 Class 35
07/15/42	3.500%	10,966,997	11,638,232
CMO Series 2752 Class EZ
02/15/34	5.500%	3,203,205	3,679,355
CMO Series 2764 Class UE
10/15/32	5.000%	1,250,000	1,326,938
CMO Series 2764 Class ZG
03/15/34	5.500%	2,391,443	2,700,826
CMO Series 2802 Class VG
07/15/23	5.500%	2,500,000	2,633,808
CMO Series 2825 Class VQ
07/15/26	5.500%	2,000,000	2,176,236
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,733,924
CMO Series 2986 Class CH
06/15/25	5.000%	2,765,717	3,019,142
CMO Series 2989 Class TG
06/15/25	5.000%	2,139,144	2,337,101
CMO Series 3075 Class PD
01/15/35	5.500%	1,250,000	1,346,163
CMO Series 3101 Class UZ
01/15/36	6.000%	2,235,508	2,540,965
CMO Series 3107 Class BN
02/15/36	5.750%	1,138,232	1,157,424
CMO Series 3123 Class AZ
03/15/36	6.000%	3,172,424	3,629,079
CMO Series 3143 Class BC
02/15/36	5.500%	2,500,000	2,802,369

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 3151 Class PD
11/15/34	6.000%	$810,944	$840,694
CMO Series 3164 Class MG
06/15/36	6.000%	1,408,891	1,581,284
CMO Series 3171 Class MG
08/15/34	6.000%	3,900,000	4,032,464
CMO Series 3195 Class PD
07/15/36	6.500%	2,206,967	2,481,514
CMO Series 3200 Class AY
08/15/36	5.500%	2,466,576	2,714,242
CMO Series 3213 Class JE
09/15/36	6.000%	4,000,000	4,587,004
CMO Series 3218 Class BE
09/15/35	6.000%	2,000,000	2,178,486
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,520,853
CMO Series 3266 Class D
01/15/22	5.000%	4,850,000	5,295,540
CMO Series 3402 Class NC
12/15/22	5.000%	1,500,000	1,673,730
CMO Series 3423 Class PB
03/15/38	5.500%	2,000,000	2,311,106
CMO Series 3453 Class B
05/15/38	5.500%	1,502,346	1,661,951
CMO Series 3461 Class Z
06/15/38	6.000%	3,868,926	4,645,969
CMO Series 3501 Class CB
01/15/39	5.500%	1,500,000	1,647,024
CMO Series 3666 Class VA
12/15/22	5.500%	2,586,123	2,774,479
CMO Series 3680 Class MA
07/15/39	4.500%	4,186,389	4,637,962
CMO Series 3682 Class BH
08/15/36	5.500%	2,706,411	2,770,312
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,278,434
CMO Series 3687 Class MA
02/15/37	4.500%	2,858,345	3,184,554
CMO Series 3704 Class CT
12/15/36	7.000%	3,666,321	4,284,803
CMO Series 3704 Class DT
11/15/36	7.500%	3,629,689	4,228,859
CMO Series 3704 Class ET
12/15/36	7.500%	2,934,729	3,386,445
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,351,803
CMO Series 3720 Class A
09/15/25	4.500%	1,949,732	2,098,965
CMO Series 3819 Class ZQ
04/15/36	6.000%	3,281,787	3,829,202
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,172,498
CMO Series 3957 Class B
11/15/41	4.000%	1,404,776	1,519,619
CMO Series 3966 Class NA
12/15/41	4.000%	2,341,043	2,551,866
CMO Series R004 Class VG
08/15/21	6.000%	1,322,477	1,352,301

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series R006 Class ZA
04/15/36	6.000%	$2,495,949	$2,888,754
CMO Series R007 Class ZA
05/15/36	6.000%	4,896,939	5,755,704
Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	2,233,126	2,548,595
Federal Home Loan Mortgage Corp. (f)(h)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	951,810	836,917
CMO PO Series 2235 Class KP
06/15/30	0.000%	724,965	659,543
CMO PO Series 2587 Class CO
03/15/32	0.000%	116,731	116,393
CMO PO Series 2725 Class OP
10/15/33	0.000%	255,778	254,720
CMO PO Series 2777 Class KO
02/15/33	0.000%	1,021,307	1,005,646
CMO PO Series 2967 Class EA
04/15/20	0.000%	448,227	421,538
CMO PO Series 3077 Class TO
04/15/35	0.000%	837,013	827,534
CMO PO Series 3100 Class PO
01/15/36	0.000%	1,198,352	1,098,375
CMO PO Series 3117 Class OG
02/15/36	0.000%	838,388	822,330
CMO PO Series 3136 Class PO
04/15/36	0.000%	601,762	550,311
CMO PO Series 3200 Class PO
08/15/36	0.000%	881,697	839,210
CMO PO Series 3316 Class JO
05/15/37	0.000%	440,758	423,580
CMO PO Series 3393 Class JO
09/15/32	0.000%	927,061	833,648
CMO PO Series 3510 Class OD
02/15/37	0.000%	1,064,605	1,029,852
CMO PO Series 3607 Class AO
04/15/36	0.000%	1,274,377	1,231,939
CMO PO Series 3607 Class EO
02/15/33	0.000%	532,752	507,103
CMO PO Series 3607 Class PO
05/15/37	0.000%	1,057,756	1,019,012
CMO PO Series 3607 Class TO
10/15/39	0.000%	1,218,727	1,143,929
CMO PO Series 3621 Class BO
01/15/40	0.000%	747,932	727,625
CMO PO Series 3623 Class LO
01/15/40	0.000%	1,299,457	1,259,441
Federal Home Loan Mortgage Corp. (f)(g)
CMO IO Series 3688 Class NI
04/15/32	5.000%	3,396,608	444,427
CMO IO Series 3714 Class IP
08/15/40	5.000%	3,375,912	579,272
CMO IO Series 3739 Class LI
03/15/34	4.000%	5,684,149	423,007
CMO IO Series 3747 Class HI
07/15/37	4.500%	6,979,683	810,350
CMO IO Series 3756 Class IP

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/15/35	4.000%	$3,967,547	$181,568
CMO IO Series 3760 Class GI
10/15/37	4.000%	3,376,444	280,795
CMO IO Series 3772 Class IO
09/15/24	3.500%	3,310,586	214,994
CMO IO Series 3779 Class IH
11/15/34	4.000%	3,323,167	309,947
CMO IO Series 3800 Class AI
11/15/29	4.000%	4,080,032	378,445
Federal National Mortgage Association (c)(f)
10/30/42	0.608%	3,000,000	3,001,875
09/01/22	0.670%	1,500,000	1,503,841
10/19/20	2.470%	2,500,000	2,565,625
10/11/52	2.520%	2,000,000	2,060,000
Federal National Mortgage Association (e)(f)
08/01/22	0.795%	1,996,643	2,024,168
04/01/22	0.856%	2,000,000	2,025,912
01/01/19	0.986%	1,089,910	1,094,840
04/01/22	1.016%	1,500,000	1,520,802
03/01/36	3.250%	1,941,172	2,071,876
12/25/33	13.667%	721,655	909,687
CMO Class 2005-SV Series 75
09/25/35	23.334%	617,658	922,072
CMO Series 2003-129 Class FD
01/25/24	0.717%	1,074,355	1,080,892
CMO Series 2003-W8 Class 3F1
05/25/42	0.617%	656,203	653,174
CMO Series 2004-36 Class FA
05/25/34	0.617%	1,008,068	1,013,550
CMO Series 2005-74 Class SK
05/25/35	19.535%	695,111	1,086,471
CMO Series 2005-W3 Class 2AF
03/25/45	0.437%	1,765,592	1,758,454
CMO Series 2006-56 Class FC
07/25/36	0.507%	1,051,408	1,055,825
CMO Series 2006-56 Class PF
07/25/36	0.567%	817,337	822,462
CMO Series 2007-101 Class A2
06/27/36	0.467%	3,442,691	3,407,142
CMO Series 2007-108 Class AN
11/25/37	8.479%	1,032,267	1,233,763
CMO Series 2007-54 Class PF
06/25/37	0.437%	1,600,352	1,604,534
CMO Series 2010-28 Class BS
04/25/40	11.100%	760,444	845,848
CMO Series 2010-35 Class SJ
04/25/40	16.945%	1,000,000	1,593,341
CMO Series 2010-49 Class SC
03/25/40	12.227%	1,832,278	2,215,697
CMO Series 2010-61 Class WA
06/25/40	5.938%	561,396	615,903
CMO Series 2011-101 Class FM
01/25/41	0.767%	1,793,046	1,803,815
CMO Series 2011-124 Class JF
02/25/41	0.617%	1,526,990	1,532,186
CMO Series 2011-2 Class WA
02/25/51	5.760%	1,540,914	1,699,948
CMO Series 2011-43 Class WA

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/25/51	5.849%	$1,975,210	$2,162,867
CMO Series 2011-75 Class FA
08/25/41	0.767%	1,343,238	1,354,434
CMO Series 2012-101 Class FC
09/25/42	0.717%	1,996,663	2,006,531
CMO Series 2012-14 Class FG
07/25/40	0.617%	2,859,970	2,868,044
CMO Series 2012-47 Class HF
05/25/27	0.617%	9,424,131	9,499,071
CMO Series 2012-58 Class FA
03/25/39	0.717%	3,457,330	3,472,598
CMO Series 2012-M11 Class FA
08/25/19	0.737%	2,100,000	2,117,562
CMO Series 411 Class F1
08/25/42	0.767%	4,983,604	5,009,258
CMO Series 412 Class F2
08/25/42	0.717%	2,488,051	2,491,248
Series 2003-W16 Class AF5
09/25/33	4.598%	1,883,956	1,936,897
Federal National Mortgage Association (e)(f)(g)
CMO IO Series 1996-4 Class SA
02/25/24	8.281%	370,392	75,601
CMO IO Series 2005-18 Class SK
03/25/35	6.534%	4,538,330	173,774
CMO IO Series 2006-117 Class GS
12/25/36	6.434%	1,823,256	287,844
CMO IO Series 2006-58 Class IG
07/25/36	6.304%	4,046,008	568,621
CMO IO Series 2006-8 Class WN
03/25/36	6.484%	3,538,338	815,223
CMO IO Series 2006-94 Class GI
10/25/26	6.434%	3,002,822	473,978
CMO IO Series 2007-109 Class PI
12/25/37	6.134%	4,332,533	651,741
CMO IO Series 2007-65 Class KI
07/25/37	6.404%	2,494,680	339,469
CMO IO Series 2007-72 Class EK
07/25/37	6.184%	7,460,522	1,085,656
CMO IO Series 2007-W7 Class 2A2
07/25/37	6.314%	3,411,254	752,488
CMO IO Series 2009-112 Class ST
01/25/40	6.034%	3,063,387	403,755
CMO IO Series 2009-17 Class QS
03/25/39	6.434%	2,090,840	324,382
CMO IO Series 2009-37 Class KI
06/25/39	5.784%	8,411,473	1,081,559
CMO IO Series 2009-68 Class SA
09/25/39	6.534%	3,337,330	534,179
CMO IO Series 2010-125 Class SA
11/25/40	4.224%	7,412,670	796,774
CMO IO Series 2010-35 Class SB
04/25/40	6.204%	2,576,905	318,218
CMO IO Series 2010-42 Class S
05/25/40	6.184%	2,538,086	311,511
CMO IO Series 2010-68 Class SA
07/25/40	4.784%	6,625,879	960,066
CMO IO Series 2011-30 Class LS
04/25/41	4.608%	6,269,234	481,698

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (f)
08/01/32	3.500%	$1,487,781	$1,602,221
04/01/20- 07/01/42	4.000%	2,465,895	2,713,652
10/01/19- 08/01/40	5.000%	12,548,148	13,926,662
10/01/21- 10/01/39	5.500%	32,679,449	35,949,513
10/01/19- 11/01/48	6.000%	33,798,410	37,212,586
02/01/24- 02/01/39	6.500%	21,112,357	24,008,252
04/01/37- 01/01/39	7.000%	6,854,293	8,060,296
05/01/22- 08/01/37	7.500%	864,859	992,009
CMO Series 1999-7 Class AB
03/25/29	6.000%	1,048,593	1,185,364
CMO Series 2001-60 Class PX
11/25/31	6.000%	1,455,465	1,654,510
CMO Series 2002-50 Class ZA
05/25/31	6.000%	5,696,402	6,431,756
CMO Series 2002-78 Class Z
12/25/32	5.500%	2,400,851	2,666,294
CMO Series 2003-23 Class EQ
04/25/23	5.500%	2,000,000	2,304,774
CMO Series 2003-56 Class AZ
08/25/31	5.500%	763,436	776,659
CMO Series 2003-88 Class WA
09/25/18	4.500%	180,264	181,750
CMO Series 2004-50 Class VZ
07/25/34	5.500%	3,145,147	3,703,413
CMO Series 2004-65 Class LT
08/25/24	4.500%	1,556,332	1,688,286
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,350,361
CMO Series 2005-118 Class PN
01/25/32	6.000%	2,349,090	2,417,540
CMO Series 2005-121 Class DX
01/25/26	5.500%	2,000,000	2,267,586
CMO Series 2005-67 Class EY
08/25/25	5.500%	1,278,633	1,419,004
CMO Series 2006-102 Class MD
01/25/35	6.000%	2,000,000	2,112,394
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,788,005
CMO Series 2006-16 Class HZ
03/25/36	5.500%	10,763,482	12,079,597
CMO Series 2006-74 Class DV
08/25/23	6.500%	1,825,000	1,903,810
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	1,013,401	1,142,239
CMO Series 2007-104 Class ZE
08/25/37	6.000%	2,013,209	2,369,118
CMO Series 2007-116 Class PB
08/25/35	5.500%	1,200,000	1,361,180
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,396,774	1,675,813

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2007-42 Class B
05/25/37	6.000%	$2,000,000	$2,359,530
CMO Series 2007-76 Class PD
03/25/36	6.000%	1,245,537	1,294,228
CMO Series 2007-76 Class ZG
08/25/37	6.000%	4,087,117	4,855,009
CMO Series 2007-84 Class PE
05/25/34	6.000%	1,609,640	1,624,194
CMO Series 2008-68 Class VB
03/25/27	6.000%	4,365,000	4,594,180
CMO Series 2008-80 Class GP
09/25/38	6.250%	774,756	864,481
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,670,154	1,897,415
CMO Series 2009-60 Class HT
08/25/39	6.000%	2,886,880	3,238,006
CMO Series 2009-79 Class UA
03/25/38	7.000%	626,674	718,354
CMO Series 2009-W1 Class A
12/25/49	6.000%	5,531,779	6,337,068
CMO Series 2010-111 Class AE
04/25/38	5.500%	10,175,687	10,969,411
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,659,640
CMO Series 2010-133 Class A
05/25/38	5.500%	7,247,686	7,860,732
CMO Series 2010-148 Class MA
02/25/39	4.000%	2,505,360	2,611,114
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,413,160
CMO Series 2010-47 Class AV
05/25/21	5.000%	4,117,555	4,441,759
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,329,665
CMO Series 2010-9 Class PC
10/25/39	4.500%	2,500,000	2,568,738
CMO Series 2011-118 Class MT
11/25/41	7.000%	4,158,400	4,773,385
CMO Series 2011-118 Class NT
11/25/41	7.000%	5,072,240	5,799,625
CMO Series 2011-39 Class ZA
11/25/32	6.000%	1,917,541	2,151,866
CMO Series G94-8 Class K
07/17/24	8.000%	589,316	685,044
Federal National Mortgage Association (f)(h)
CMO PO STRIPS Series 293 Class 1
12/01/24	0.000%	820,897	736,613
CMO PO STRIPS Series 300 Class 1
09/01/24	0.000%	787,203	705,258
CMO PO Series 2000-18 Class EC
10/25/23	0.000%	305,025	271,340
CMO PO Series 2003-128 Class NO
01/25/19	0.000%	211,654	209,234
CMO PO Series 2003-23 Class QO
01/25/32	0.000%	141,464	140,314
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	804,734	759,875
CMO PO Series 2004-61 Class BO

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/25/32	0.000%	$563,169	$560,144
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	540,385	496,792
CMO PO Series 2006-15 Class OP
03/25/36	0.000%	720,791	672,524
CMO PO Series 2006-56 Class OA
10/25/24	0.000%	478,074	474,649
CMO PO Series 2006-60 Class CO
06/25/35	0.000%	848,937	836,953
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	955,288	899,892
CMO PO Series 2006-8 Class WQ
03/25/36	0.000%	965,001	896,335
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	1,613,540	1,510,282
CMO PO Series 2009-113 Class AO
01/25/40	0.000%	897,139	871,347
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	600,392	564,412
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	612,369	588,963
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	1,774,224	1,640,058
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	753,984	702,548
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	1,322,367	1,234,711
CMO PO Series 314 Class 1
07/01/31	0.000%	697,214	611,060
CMO PO Series 3151 Class PO
05/15/36	0.000%	776,887	749,247
Federal National Mortgage Association (f)(g)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	833,185	61,521
CMO IO Series 2009-86 Class IP
10/25/39	5.500%	1,433,282	184,947
CMO IO Series 2009-86 Class UI
10/25/14	4.000%	3,446,096	173,267
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	4,684,998	320,928
Fontainebleau Miami Beach Trust
Series 2012-FBLU Class A (a)(f)
05/05/27	2.887%	1,681,496	1,744,048
Government National Mortgage Association (c)(f)
CMO Series 2012-H21 Class CF
05/20/61	0.911%	301,000	302,129
Government National Mortgage Association (e)(f)
CMO Series 2007-16 Class NS
04/20/37	22.510%	496,537	740,829
CMO Series 2011-137 Class WA
07/20/40	5.539%	3,533,451	4,049,059
CMO Series 2012-61 Class FM
05/16/42	0.621%	5,857,347	5,893,176
CMO Series 2012-H10 Class FA
12/20/61	0.794%	2,942,131	2,951,657

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Government National Mortgage Association (e)(f)(g)
CMO IO Series 2005-3 Class SE
01/20/35	5.882%	$3,074,324	$552,883
CMO IO Series 2006-38 Class SG
09/20/33	6.432%	3,462,609	268,880
CMO IO Series 2007-26 Class SW
05/20/37	5.982%	5,369,002	783,620
CMO IO Series 2007-40 Class SN
07/20/37	6.462%	3,533,862	557,038
CMO IO Series 2008-62 Class SA
07/20/38	5.932%	2,769,618	468,155
CMO IO Series 2008-76 Class US
09/20/38	5.682%	4,300,294	618,342
CMO IO Series 2008-95 Class DS
12/20/38	7.082%	3,698,113	638,003
CMO IO Series 2009-102 Class SM
06/16/39	6.179%	4,576,008	555,465
CMO IO Series 2009-106 Class ST
02/20/38	5.782%	4,655,789	722,114
CMO IO Series 2009-64 Class SN
07/16/39	5.879%	3,820,244	468,988
CMO IO Series 2009-67 Class SA
08/16/39	5.829%	2,465,599	330,948
CMO IO Series 2009-72 Class SM
08/16/39	6.029%	4,404,577	624,840
CMO IO Series 2009-81 Class SB
09/20/39	5.872%	5,388,843	911,409
CMO IO Series 2009-83 Class TS
08/20/39	5.882%	4,861,677	688,068
CMO IO Series 2010-47 Class PX
06/20/37	6.482%	5,884,927	1,001,462
CMO IO Series 2011-75 Class SM
05/20/41	6.382%	3,432,722	570,142
Government National Mortgage Association (e)(f)(i)
CMO Series 2012-H21 Class CF
05/20/61	0.911%	2,500,000	2,509,375
CMO Series 2012-H21 Class DF
05/20/61	0.861%	2,5000,000	2,503,906
Government National Mortgage Association (f)
09/15/22	5.000%	1,286,340	1,392,494
09/20/38- 08/20/39	6.000%	7,166,262	8,108,155
09/20/38- 12/20/38	7.000%	999,231	1,155,289
CMO Series 1998-11 Class Z
04/20/28	6.500%	744,585	874,680
CMO Series 1999-16 Class Z
05/16/29	6.500%	684,620	809,105
CMO Series 2002-47 Class PG
07/16/32	6.500%	715,793	846,906
CMO Series 2003-25 Class PZ
04/20/33	5.500%	5,029,626	5,887,680
CMO Series 2003-75 Class ZX
09/16/33	6.000%	2,896,669	3,351,635
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,514,179
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,468,322	1,790,237

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2006-17 Class JN
04/20/36	6.000%	$1,564,196	$1,773,925
CMO Series 2006-33 Class NA
01/20/36	5.000%	2,334,407	2,536,228
CMO Series 2006-69 Class MB
12/20/36	5.500%	3,500,000	4,040,975
CMO Series 2007-6 Class LD
03/20/36	5.500%	1,499,523	1,593,756
CMO Series 2007-70 Class TA
08/20/36	5.750%	1,313,090	1,376,091
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,763,776
CMO Series 2009-104 Class AB
08/16/39	7.000%	2,414,660	2,940,049
CMO Series 2009-2 Class PA
12/20/38	5.000%	1,285,775	1,403,826
CMO Series 2009-44 Class VA
05/16/20	5.500%	2,664,882	2,887,485
CMO Series 2009-89 Class VA
07/20/20	5.000%	2,333,115	2,642,601
CMO Series 2010-130 Class CP
10/16/40	7.000%	2,545,144	3,007,350
CMO Series 2010-14 Class QP
12/20/39	6.000%	2,075,571	2,279,770
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,171,588	2,613,065
Government National Mortgage Association (f)(h)
CMO PO Series 2008-1 Class PO
01/20/38	0.000%	686,778	651,487
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	884,177	862,407
CMO PO Series 2010-14 Class EO
06/16/33	0.000%	277,225	272,609
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	2,246,262	2,033,203
Government National Mortgage Association (f)(g)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,898,492	645,210
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	8,625,019	1,016,589
CMO IO Series 2011-56 Class BI
04/16/41	4.500%	330,071	8,600
Total Residential Mortgage-Backed Securities - Agency (Cost: $741,747,406)			$772,433,962

Residential Mortgage-Backed Securities - Non-Agency 7.8%
ASG Resecuritization Trust (a)(e)(f)
CMO Series 2009-2 Class G60
05/24/36	5.165%	800,000	789,646
CMO Series 2009-3 Class A65
03/26/37	2.608%	1,971,141	1,949,602
CMO Series 2010-3 Class 2A22
10/28/36	0.416%	534,135	529,186
CMO Series 2010-4 Class 2A20
11/28/36	0.368%	443,456	439,381

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2011-1 Class 3A50
11/28/35	2.720%	$871,778	$851,281
ASG Resecuritization Trust (a)(f)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	1,231,310	1,236,134
American General Mortgage Loan Trust (a)(e)(f)
CMO Series 2009-1 Class A4
09/25/48	5.750%	2,109,055	2,109,270
CMO Series 2009-1 Class A5
09/25/48	5.750%	1,450,000	1,452,143
CMO Series 2009-1 Class A7
09/25/48	5.750%	2,550,000	2,605,832
CMO Series 2010-1A Class A1
03/25/58	5.150%	772,760	790,005
BCAP LLC Trust (a)(e)(f)
05/28/36	0.367%	1,899,764	1,688,381
08/26/37	5.000%	1,539,554	1,532,121
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	1,228,237	1,297,756
CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	1,045,523	1,067,806
CMO Series 2010-RR4 Class 12A1
07/26/36	4.000%	513,498	519,620
CMO Series 2010-RR6 Class 22A3
06/26/36	4.901%	765,602	788,560
CMO Series 2010-RR6 Class 5A1
11/26/37	5.229%	390,068	391,049
CMO Series 2010-RR7 Class 15A1
01/26/36	1.017%	434,075	418,145
CMO Series 2010-RR7 Class 16A1
02/26/47	0.848%	755,964	735,845
CMO Series 2010-RR7 Class 1A5
04/26/35	5.017%	753,406	761,526
CMO Series 2010-RR7 Class 2A1
07/26/45	2.783%	1,255,828	1,233,179
CMO Series 2010-RR8 Class 3A3
05/26/35	5.065%	479,041	489,412
CMO Series 2010-RR8 Class 3A4
05/26/35	5.065%	1,000,000	921,298
CMO Series 2011-RR2 Class 3A3
11/21/35	3.140%	825,515	822,139
CMO Series 2012-RR2 Class 1A1
08/26/36	0.387%	2,044,373	1,950,814
Series 2011-RR5 Class 14A3
07/26/36	2.940%	1,323,712	1,276,389
BCAP LLC Trust (a)(e)(f)(i)
CMO Series 2011-RR10 Class 2A1
09/26/37	3.282%	2,285,529	2,022,718
BCAP LLC Trust (a)(f)
CMO Series 2012-3 Class 2A5
05/26/37	4.930%	2,661,698	2,610,342
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1 (f)
02/25/34	6.000%	922,688	946,502
Banc of America Funding Corp. (a)(e)(f)
CMO Series 2010-R4 Class 5A1
07/26/36	0.367%	209,671	206,074
Banc of America Funding Corp. (a)(f)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2010-R5 Class 1A1
10/26/37	5.500%	$924,295	$968,615
Banc of America Funding Corp. (f)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	704,588	722,046
Banc of America Mortgage Securities, Inc. (e)(f)
CMO Series 2004-C Class 2A2
04/25/34	3.132%	513,082	515,540
Banc of America Mortgage Securities, Inc. (f)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	1,140,405	1,170,735
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	2,200,000	2,253,143
Banc of America Mortgage Securities, Inc. (f)(h)
CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	874,818	834,610
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1 (e)(f)
07/25/33	4.989%	246,332	251,073
Bear Stearns Alt-A Trust CMO Series 2005-2 Class 1A1 (e)(f)
03/25/35	0.717%	651,915	627,518
Bear Stearns Commercial Mortgage Securities CMO IO Series 2007-T26 Class X1 (a)(e)(f)(g)
01/12/45	0.087%	85,283,372	468,888
Chase Mortgage Finance Corp. (e)(f)
CMO Series 2007-A1 Class 2A1
02/25/37	2.998%	1,042,054	1,066,054
CMO Series 2007-A1 Class 7A1
02/25/37	2.935%	650,354	653,634
Chase Mortgage Finance Corp CMO Series 2007-A1 Class 1A3 (e)(f)
02/25/37	2.968%	2,429,789	2,422,064
Citicorp Mortgage Securities, Inc. CMO Series 2004-4 Class A4 (f)
06/25/34	5.500%	1,304,345	1,366,834
Citigroup Mortgage Loan Trust, Inc. (a)(e)(f)
CMO Series 2008-AR4 Class 1A1A
11/25/38	3.035%	1,848,599	1,890,181
CMO Series 2009-10 Class 1A1
09/25/33	2.449%	1,481,913	1,469,826
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	1,912,236	2,035,372
CMO Series 2010-10 Class 2A1
02/25/36	2.605%	1,360,319	1,352,317
CMO Series 2011-3 Class 1A1
02/25/47	0.297%	564,107	558,464
CMO Series 2011-5 Class 1A1
02/25/46	0.407%	1,217,485	1,124,619
Citigroup Mortgage Loan Trust, Inc. (a)(f)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	7,583,659	7,831,168
CMO Series 2010-8 Class 6A6
12/25/36	4.500%	6,582,879	6,839,032
Citigroup Mortgage Loan Trust, Inc. (f)
CMO Series 2003-1 Class 3A4

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
09/25/33	5.250%	$882,133	$933,887
CMO Series 2005-2 Class 2A11
05/25/35	5.500%	649,831	665,730
Citigroup Mortgage Loan Trust, Inc CMO Series 2010-7 Class 10A1 (a)(e)(f)
02/25/35	2.610%	616,768	621,611
Citigroup/Deutsche Bank Commercial Mortgage Trust CMO IO Series 2006-CD2 Class X (a)(e)(f)(g)
01/15/46	0.083%	232,550,081	453,008
Countrywide Home Loan Mortgage Pass Through Trust (f)
CMO Series 2003-29 Class A1
08/25/33	5.500%	458,280	475,490
CMO Series 2004-3 Class A26
04/25/34	5.500%	631,847	654,546
Countrywide Home Loan Mortgage Pass-Through Trust (f)
CMO Series 2003-40 Class A5
10/25/18	4.500%	1,186,932	1,224,420
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	971,980	992,129
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	1,384,820	1,442,014
Credit Suisse First Boston Mortgage Securities Corp. (f)
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	653,355	660,783
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	891,033	924,587
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	1,281,748	1,372,831
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	819,747	842,591
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	1,063,135	1,119,677
Credit Suisse Mortgage Capital Certificates (a)(e)(f)
CMO Series 2010-12R Class 14A1
09/26/46	2.941%	643,458	640,251
CMO Series 2010-12R Class 5A1
04/26/37	3.000%	462,243	461,611
CMO Series 2010-15R Class 7A1
10/26/37	1.493%	137,193	135,399
CMO Series 2010-15R Class 7A2
10/26/37	1.493%	250,000	239,361
CMO Series 2010-16 Class A4
06/25/50	3.953%	2,000,000	1,862,090
CMO Series 2010-17R Class 1A1
06/26/36	2.691%	683,079	678,048
CMO Series 2010-17R Class 5A1
07/26/36	2.962%	602,287	600,237
CMO Series 2010-1R Class 5A1
01/27/36	5.000%	681,277	709,290
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,139,102	2,119,614
CMO Series 2011-1R Class A1
02/27/47	1.216%	2,620,526	2,582,040
CMO Series 2011-6R Class 3A1
07/28/36	2.962%	1,211,049	1,143,765
CMO Series 2011-7R Class A1
08/28/47	1.466%	2,897,540	2,852,037

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2011-9R Class A1
03/27/46	2.216%	$3,655,359	$3,625,219
CMO Series 2012-3R Class 1A1
07/27/37	3.250%	2,682,791	2,694,545
Credit Suisse Mortgage Capital Certificates (a)(f)
CMO Series 2010-1R Class 26A1
05/27/37	4.750%	825,051	827,813
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1 (a)(e)(f)
10/25/47	1.484%	307,079	305,603
Freedom Trust Series 2011-1 Class A13 (a)(e)(f)
11/30/37	0.443%	485,913	480,237
GMAC Mortgage Corp. Loan Trust (e)(f)
CMO Series 2003-AR2 Class 2A4
12/19/33	3.258%	1,461,436	1,485,629
GMAC Mortgage Corp. Loan Trust (f)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	837,459	856,911
GSMPS Mortgage Loan Trust (a)(e)(f)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.567%	1,494,062	1,207,905
GSMPS Mortgage Loan Trust (a)(e)(f)(g)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	5.067%	1,157,898	173,532
GSR Mortgage Loan Trust (e)(f)
CMO Series 2005-5F Class 8A3
06/25/35	0.717%	221,451	210,059
GSR Mortgage Loan Trust (f)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	1,616,388	1,610,500
Impac CMB Trust CMO Series 2005-4 Class 2A1 (e)(f)
05/25/35	0.517%	797,631	783,286
Impac Secured Assets CMN Owner Trust (e)(f)
CMO Series 2003-3 Class A1
08/25/32	4.700%	581,829	598,824
CMO Series 2006-1 Class 2A1
05/25/36	0.567%	983,550	971,889
CMO Series 2006-2 Class 2A1
08/25/36	0.567%	1,438,379	1,446,880
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C2 Class XA (a)(e)(f)
11/15/43	2.131%	10,645,093	973,196
JPMorgan Mortgage Trust (e)(f)
CMO Series 2007-A1 Class 5A5
07/25/35	2.945%	1,322,822	1,355,999
Series 2006-A2 Class 5A3
11/25/33	2.765%	2,168,576	2,190,175
JPMorgan Resecuritization Trust (a)(e)(f)
CMO Series 2009-6 Class 4A1
09/26/36	5.513%	766,553	771,437
CMO Series 2010-4 Class 7A1
08/26/35	1.865%	641,716	627,752

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
LB-UBS Commercial Mortgage Trust CMO IO Series 2006-C1 Class XCL (a)(e)(f)(g)
02/15/41	0.211%	$47,421,559	$492,093
LVII Resecuritization Trust (a)(e)(f)
CMO Series 2009-2 Class A5
09/27/37	3.000%	905,789	904,020
CMO Series 2009-2 Class M3
09/27/37	5.412%	2,000,000	2,075,554
CMO Series 2009-3 Class M3
11/27/37	5.586%	650,000	681,230
MASTR Adjustable Rate Mortgages Trust (e)(f)
CMO Series 2004-13 Class 2A1
04/21/34	2.634%	1,253,684	1,261,547
CMO Series 2004-13 Class 3A7
11/21/34	2.624%	2,000,000	2,042,150
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6 (a)(f)
12/27/33	5.500%	777,570	820,138
MASTR Seasoned Securities Trust CMO Series 2004-2 Class A1 (f)
08/25/32	6.500%	928,007	984,600
MLCC Mortgage Investors, Inc. (e)(f)
CMO Series 2003-A Class 2A1
03/25/28	0.997%	1,004,080	967,587
CMO Series 2003-E Class A1
10/25/28	0.837%	610,085	601,318
CMO Series 2004-1 Class 2A1
12/25/34	2.515%	1,189,569	1,223,818
CMO Series 2004-G Class A2
01/25/30	1.337%	1,030,352	1,013,413
Merrill Lynch Mortgage Investors, Inc. CMO Series 2004-A4 Class A2 (e)(f)
08/25/34	2.582%	1,394,964	1,412,984
Merrill Lynch/Countrywide Commercial Mortgage Trust CMO IO Series 2006-4 Class XC (a)(e)(f)(g)
12/12/49	0.242%	23,181,539	293,154
Morgan Stanley Capital I, Inc. CMO IO Series 2007-HQ11 Class X (a)(e)(f)(g)
02/12/44	0.402%	85,106,899	553,535
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A (e)(f)
04/25/34	5.672%	1,080,670	1,101,702
Morgan Stanley Reremic Trust (a)(b)(f)(h)
CMO PO Series 2009 Class B
07/17/56	0.000%	2,250,000	1,985,625
Morgan Stanley Reremic Trust (a)(f)
07/27/49	0.250%	800,000	576,000
07/27/49	2.000%	5,204,066	5,249,602
CMO Series 2009-IO Class A1
07/17/56	3.000%	124,235	124,546
Series 2010-C30A Class A3A
12/17/43	3.250%	239,348	239,097
NCUA Guaranteed Notes (e)(f)
CMO Series 2010-R3 Class 1A
12/08/20	0.788%	1,300,435	1,308,238

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
NCUA Guaranteed Notes (f)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	$647,150	$662,682
Nomura Asset Acceptance Corp. CMO Series 2004-R2 Class A1 (a)(e)(f)
10/25/34	6.500%	340,952	334,607
PennyMac Loan Trust Series 2012-NPL1 Class A (a)(e)(f)
05/28/52	3.422%	1,564,000	1,564,000
Prime Mortgage Trust CMO Series 2004-2 Class A2 (f)
11/25/19	4.750%	1,112,745	1,158,780
RALI Trust (e)(f)
CMO Series 2003-QS13 Class A5
07/25/33	0.867%	683,554	619,728
RALI Trust (f)
CMO Series 2003-QS13 Class A2
07/25/33	4.000%	1,442,036	1,357,915
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,646,144	1,699,640
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	883,324	920,452
RAMP Trust CMO Series 2004-SL2 Class A3 (f)
10/25/31	7.000%	1,239,229	1,294,295
RBSSP Resecuritization Trust (a)(e)(f)
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	939,549	985,588
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	1,465,712	1,465,163
CMO Series 2012-3 Class 3A1
10/26/36	0.367%	1,817,959	1,638,435
Series 2010-4 Class 2A1
11/26/35	5.749%	896,297	910,734
RBSSP Resecuritization Trust (a)(f)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	872,722	934,308
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	486,940	516,698
CMO Series 2010-12 Class 8A1
06/27/21	4.000%	571,633	575,218
RFMSI Trust (f)
CMO Series 2003-S4 Class A4
03/25/33	5.750%	1,144,107	1,208,607
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	456,597	470,074
RMS Mortgage Asset Trust CMO Series 2012-1 Class A1 (a)(e)(f)
10/25/56	4.703%	2,725,592	2,752,422
Real Estate Asset Trust Series 2011-2A Class A1 (a)(f)
05/25/49	5.750%	330,250	330,250
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1 (e)(f)
12/25/34	2.669%	792,467	778,371

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(f)(i)
08/26/52	2.734%	$1,943,000	$1,943,000
Sequoia Mortgage Trust CMO Series 2004-12 Class A3 (e)(f)
01/20/35	1.048%	1,253,537	1,011,475
Structured Adjustable Rate Mortgage Loan Trust (e)(f)
CMO Series 2004-4 Class 5A
04/25/34	5.352%	836,004	790,762
CMO Series 2004-6 Class 5A4
06/25/34	4.914%	1,000,000	1,011,078
Structured Asset Mortgage Investments, Inc. (e)(f)
CMO Series 2004-AR5 Class 1A1
10/19/34	0.879%	1,199,414	1,135,707
CMO Series 2005-AR5 Class A3
07/19/35	0.469%	779,963	755,423
Structured Asset Securities Corp. (e)(f)
CMO Series 2003-34A Class 3A3
11/25/33	2.809%	827,306	831,685
CMO Series 2003-40A Class 3A2
01/25/34	2.714%	982,222	968,007
CMO Series 2004-21XS Class 2A4A
12/25/34	4.900%	1,635,920	1,655,518
CMO Series 2004-4XS Class 1A5
02/25/34	5.490%	1,059,687	1,081,329
Series 2004-6XS Class A5A
03/25/34	5.530%	860,880	865,421
Structured Asset Securities Corp. (f)
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	1,500,532	1,558,039
VOLT LLC (a)(e)(f)
Series 2012-NL1A Class A1
04/25/17	4.949%	3,911,861	3,911,861
VOLT LLC (a)(f)
Series 2012-RP2A Class A1
06/26/17	4.704%	1,974,026	1,988,832
Series 2012-RP2A Class A2
06/25/17	8.836%	225,000	230,625
Vendee Mortgage Trust CMO Series 1998-2 Class 1G (f)
06/15/28	6.750%	715,172	835,290
Vericrest Opportunity Loan Transferee CMO Series 2012-NL2A Class A1 (a)(f)
02/25/52	2.487%	1,117,000	1,119,267
Vericrest Opportunity Loan Trust 2012-NPL1 CMO Series 2012-1A Class A1 (a)(e)(f)
03/25/49	4.213%	339,331	340,809
WaMu Mortgage Pass-Through Certificates (e)(f)
CMO Series 2003-AR11 Class A6
10/25/33	2.466%	1,877,667	1,914,527
CMO Series 2003-AR5 Class A7
06/25/33	2.453%	725,052	744,276
CMO Series 2003-AR6 Class A1
06/25/33	2.444%	957,582	983,494
CMO Series 2003-AR7 Class A7
08/25/33	2.318%	1,207,489	1,208,198

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2004-AR3 Class A2
06/25/34	2.583%	$623,659	$634,542
CMO Series 2004-S1 Class 1A3
03/25/34	0.617%	143,497	140,994
WaMu Mortgage Pass-Through Certificates (f)
CMO Series 2003-S8 Class A4
09/25/18	4.500%	98,695	99,322
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	2,254,362	2,351,780
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	601,660	626,989
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	541,396	558,941
Washington Mutual MSC Mortgage Pass-Through Certificates CMO Series 2003-MS2 Class 1A1 (f)
02/25/33	5.750%	611,503	640,821
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1 (a)(e)(f)
08/27/37	2.847%	1,078,532	1,077,581
Wells Fargo Mortgage-Backed Securities Trust (e)(f)
CMO Series 2003-J Class 2A1
10/25/33	4.428%	458,945	465,531
CMO Series 2003-L Class 2A1
11/25/33	4.502%	627,032	618,826
CMO Series 2003N Class 2A2
12/25/33	4.739%	719,635	736,420
CMO Series 2004-EE Class 2A1
12/25/34	2.612%	222,436	228,829
CMO Series 2004-G Class A3
06/25/34	4.707%	422,317	438,456
CMO Series 2004-U Class A1
10/25/34	2.781%	1,643,958	1,679,315
CMO Series 2004-W Class A9
11/25/34	2.610%	1,568,799	1,543,155
CMO Series 2004P Class 2A1
09/25/34	2.616%	2,489,806	2,513,016
CMO Series 2005-AR8 Class 2A1
06/25/35	2.711%	340,598	344,979
CMO Series 2005-AR9 Class 2A1
10/25/33	2.710%	734,406	745,927
Wells Fargo Mortgage-Backed Securities Trust (f)
CMO Series 2003-11 Class 1A10
10/25/18	4.750%	503,303	518,367
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,154,441	1,192,109
CMO Series 2004-8 Class A1
08/25/19	5.000%	320,871	331,176
CMO Series 2005-1 Class 2A1
01/25/20	5.000%	495,044	521,314
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	838,421	903,754

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $211,613,345)			$214,345,012

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 8.7%
Federal National Mortgage Association (e)(f)
CMO Series 2010-M3 Class A3
03/25/20	4.332%	$4,000,000	$4,566,504
Federal National Mortgage Association (f)
01/01/20	4.540%	1,449,898	1,691,485
10/01/17	2.690%	2,500,000	2,670,882
11/01/18	2.970%	1,939,240	2,098,676
10/01/20	3.290%	1,500,000	1,647,086
10/01/17	2.490%	1,447,478	1,536,830
11/01/20	3.230%	2,500,000	2,735,923
05/01/21	4.390%	1,500,000	1,751,202
03/01/18	3.800%	1,638,319	1,827,475
04/01/21	4.380%	2,500,000	2,913,319
04/01/21	4.250%	2,500,000	2,905,420
04/01/21	4.250%	2,000,000	2,324,336
12/01/19	4.180%	2,644,363	3,030,597
01/01/21	4.050%	3,000,000	3,444,571
06/01/21	4.340%	3,000,000	3,503,900
06/01/21	4.240%	2,000,000	2,317,618
07/01/26	4.450%	2,961,142	3,442,783
06/01/22	2.600%	2,985,676	3,125,832
06/01/22	2.790%	2,982,586	3,166,905
05/01/22	2.940%	2,486,209	2,661,778
05/01/19	2.190%	4,971,097	5,199,225
05/01/22	2.860%	2,984,669	3,178,030
06/01/19	2.450%	2,000,000	2,118,608
06/01/19	2.360%	2,000,000	2,103,116
06/01/22	2.760%	7,000,000	7,395,829
06/01/19	2.100%	2,500,000	2,602,142
02/01/20	4.369%	2,431,323	2,823,564
01/01/20	4.530%	4,863,521	5,672,907
02/01/20	4.399%	8,000,000	9,282,934
04/01/20	4.368%	2,915,586	3,392,427
01/01/22	3.120%	2,000,000	2,170,121
01/01/17	1.990%	1,500,000	1,527,906
02/01/22	3.140%	3,000,000	3,244,318
06/01/37	5.832%	1,259,425	1,492,349
01/01/21	4.380%	2,448,503	2,852,731
05/01/21	4.360%	1,500,000	1,748,976
08/01/21	4.130%	1,479,912	1,705,754
08/01/21	3.870%	1,974,199	2,241,453
07/01/21	4.260%	2,500,000	2,903,645
08/01/21	4.500%	4,000,000	4,702,505
10/01/21	3.590%	2,000,000	2,233,534
01/01/21	4.301%	1,471,440	1,716,049
11/01/19	4.130%	1,500,000	1,716,241
04/01/20	4.350%	1,493,008	1,730,803
07/01/20	4.066%	2,494,695	2,862,936
07/01/20	3.950%	2,000,000	2,274,026
09/01/20	3.505%	2,422,042	2,691,372
01/01/18	3.520%	2,477,153	2,732,441
09/01/21	3.770%	3,000,000	3,396,665
07/01/22	2.790%	4,000,000	4,234,966
06/01/22	2.790%	2,064,589	2,186,368
07/01/22	2.690%	10,000,000	10,517,834
07/01/22	2.720%	4,637,612	4,885,647
07/01/22	2.640%	4,188,978	4,390,774
08/01/22	2.650%	7,000,000	7,276,234

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
07/01/22	2.760%	$3,291,653	$3,476,544
07/01/22	2.670%	2,991,468	3,142,955
07/01/22	2.670%	5,000,000	5,204,417
07/01/22	2.830%	4,000,000	4,247,308
09/01/22	2.900%	2,000,000	2,131,032
07/01/22	2.750%	6,531,202	6,907,679
08/01/22	2.360%	5,988,622	6,178,896
07/01/19	2.370%	5,000,000	5,274,123
08/01/19	2.030%	5,076,000	5,236,302
07/01/17	1.400%	3,500,000	3,563,173
07/01/19	1.940%	2,000,000	2,040,815
07/01/19	2.200%	9,975,849	10,428,906
CMO Series 2011-M1 Class A3
06/25/21	3.763%	1,500,000	1,670,663
CMO Series 2012-M8 Class ASQ2
12/15/19	1.520%	757,576	776,287
CMO Series 2012-M8 Class ASQ3
12/25/19	1.801%	800,000	821,150

Total Commercial Mortgage-Backed Securities - Agency (Cost: $223,363,617)			$237,667,802

Commercial Mortgage-Backed Securities - Non-Agency 2.4%
A10 Securitization LLC Series 2012-1 Class A (a)(f)
04/15/24	3.492%	1,948,211	1,959,134
Banc of America Merrill Lynch Commercial Mortgage, Inc. (e)(f)
Series 2006-3 Class A4
07/10/44	5.889%	1,665,000	1,911,598
Banc of America Merrill Lynch Commercial Mortgage, Inc. (f)
Series 2005-3 Class AM
07/10/43	4.727%	1,000,000	1,053,574
Series 2006-5 Class A4
09/10/47	5.414%	775,000	880,165
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 Class A3 (e)(f)
06/11/41	5.468%	951,415	1,011,982
COBALT CMBS Commercial Mortgage Trust Series 2006-C1 Class AM (f)
08/15/48	5.254%	1,600,000	1,620,710
CW Capital Cobalt Ltd. (e)(f)(g)
CMO IO Series 2006-C1 Class IO
08/15/48	0.956%	20,142,997	491,429
CW Capital Cobalt Ltd. (f)
Series 2006-C1 Class A4
08/15/48	5.223%	1,650,000	1,852,859
Citigroup Commercial Mortgage Trust (e)(f)
Series 2005-C3 Class AM
05/15/43	4.830%	1,230,000	1,309,147
Citigroup Commercial Mortgage Trust (f)
Series 2006-C5 Class A4
10/15/49	5.431%	750,000	869,395
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(e)(f)(g)
CMO IO Series 2007-CD4 Class XC

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
12/11/49	0.192%	$81,265,499	$632,489
Citigroup/Deutsche Bank Commercial Mortgage Trust (e)(f)
Series 2005-CD1 Class AM
07/15/44	5.393%	875,000	961,166
Commercial Mortgage Asset Trust Series 1999-C1 Class D (e)(f)
01/17/32	7.350%	1,500,000	1,579,526
Commercial Mortgage Pass-Through Certificates Series 2012-CR2 Class XA (e)(f)(g)
08/15/45	2.141%	2,664,735	336,980
Credit Suisse First Boston Mortgage Securities Corp. (e)(f)
Series 2006-C2 Class A3
03/15/39	5.855%	1,300,000	1,453,552
Credit Suisse First Boston Mortgage Securities Corp. (f)
Series 2005-C3 Class AM
07/15/37	4.730%	1,000,000	1,074,231
DBRR Trust (a)(e)(f)
CMO Series 2011-C32 Class A3X1
06/17/49	2.015%	6,000,000	451,882
DBRR Trust (a)(f)
Series 2012-EZ1 Class A
09/25/45	0.946%	570,000	571,024
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A (a)(f)
12/06/20	2.980%	1,737,024	1,825,556
GE Capital Commercial Mortgage Corp. (e)(f)
Series 2005-C1 Class AJ
06/10/48	4.826%	1,700,000	1,759,165
Series 2005-C1 Class B
06/10/48	4.846%	800,000	791,406
GS Mortgage Securities Corp. II (a)(e)(f)(g)
CMO IO Series 2006-GG8 Class X
11/10/39	0.808%	23,166,393	455,544
GS Mortgage Securities Corp. II (d)(e)(f)
Series 2004-GG2 Class A6
08/10/38	5.396%	2,100,000	2,252,387
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4 (d)(e)(f)
07/10/38	6.065%	3,000,000	3,477,417
JPMorgan Chase Commercial Mortgage Securities Corp. (e)(f)
Series 2004-CB9 Class A4
06/12/41	5.774%	1,000,000	1,077,976
Series 2005-CB11 Class AJ
08/12/37	5.535%	1,000,000	1,070,867
Series 2006-LDP9 Class A3SF
05/15/47	0.376%	1,000,000	948,630
JPMorgan Chase Commercial Mortgage Securities Corp. (e)(f)(g)
CMO IO Series 2006-CB15 Class X1
06/12/43	0.115%	88,140,822	602,196
JPMorgan Chase Commercial Mortgage Securities Corp. (f)
Series 2004-CB8 Class A4
01/12/39	4.404%	1,000,000	1,041,847
Series 2006-CB16 Class A4
05/12/45	5.552%	1,000,000	1,150,328

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4 (f)
03/15/36	4.367%	$1,281,000	$1,338,613
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ (e)(f)
01/12/44	5.487%	1,000,000	1,046,773
Morgan Stanley Capital I, Inc. (a)(e)(f)(g)
CMO IO Series 2006-IQ12 Class X1
12/15/43	0.161%	48,636,107	685,866
CMO IO Series 2006-T21 Class X
10/12/52	0.304%	95,978,376	664,650
Morgan Stanley Capital I, Inc. (f)
Series 2004-HQ4 Class A7
04/14/40	4.970%	2,000,000	2,104,284
Morgan Stanley Reremic Trust (a)(f)
Series 2009-IO Class A2
07/17/56	5.000%	2,100,000	2,146,200
Series 2010-HQ4B Class A7A
04/16/40	4.970%	2,500,000	2,637,333
Series 2011-IO Class A
03/23/51	2.500%	1,783,835	1,798,329
NCUA Guaranteed Notes CMO Series 2010-C1 Class APT (f)
10/29/20	2.650%	5,558,664	5,893,704
WF-RBS Commercial Mortgage Trust (a)(f)
Series 2011-C3 Class A4
03/15/44	4.375%	1,200,000	1,384,387
WF-RBS Commercial Mortgage Trust (f)
Series 2012-C6 Class A4
04/15/45	3.440%	960,000	1,030,468
Wachovia Bank Commercial Mortgage Trust (a)(e)(f)(g)
CMO IO Series 2004-C12 Class IO
07/15/41	0.052%	234,954,214	240,358
CMO IO Series 2006-C24 Class XC
03/15/45	0.082%	143,520,168	612,257
Wachovia Bank Commercial Mortgage Trust (e)(f)
Series 2003-C9 Class A4
12/15/35	5.012%	1,989,931	2,067,990
Series 2004-C11 Class A5
01/15/41	5.215%	1,305,000	1,383,940
Wells Fargo Reremic Trust Series 2012-IO Class A (a)(f)
08/20/21	1.750%	4,063,693	4,059,019

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $64,086,616)			$65,568,333

Asset-Backed Securities - Non-Agency 3.9%
AH Mortgage Advance Co., Ltd. (a)
Series SART-3 Class 1A1
03/13/43	2.980%	1,176,000	1,177,638
Series SART-3 Class 1A2
03/13/44	3.720%	2,756,000	2,759,812

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
AH Mortgage Servicer Advance Revolving Trust 1 Series SART-1 Class A2 (a)
05/10/43	3.370%	$3,000,000	$3,000,000
AH Mortgage Servicer Advance Revolving Trust 2 (a)
Series SART-2 Class A1
09/15/43	3.270%	2,347,000	2,352,224
Series SART-2 Class B1
09/15/43	6.900%	800,000	800,200
Academic Loan Funding Trust Series 2012-1A Class A1 (a)(e)
12/27/22	1.017%	1,310,530	1,310,398
Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%	908,849	911,986
Series 2010-3 Class A4
08/17/15	1.550%	536,000	543,221
Series 2011-1 Class A3
01/15/15	1.380%	392,131	394,319
Series 2012-1 Class A3
02/16/16	0.930%	709,000	715,007
Series 2012-3 Class A2
01/15/15	0.700%	4,000,000	4,009,686
Series 2012-3 Class A3
08/15/16	0.850%	1,040,000	1,047,976
Series 2012-4 Class A2
05/15/15	0.480%	1,296,000	1,297,350
AmeriCredit Automobile Receivables Trust
Series 2010-3 Class A3
04/08/15	1.140%	482,514	484,908
Series 2010-4 Class A2
05/08/14	0.960%	18,840	18,841
Series 2011-1 Class A2
06/09/14	0.840%	43,834	43,837
Series 2011-1 Class A3
09/08/15	1.390%	375,000	376,918
Series 2011-3 Class A2
11/10/14	0.840%	612,861	613,297
Series 2011-4 Class A3
05/09/16	1.170%	943,000	950,983
Series 2012-2 Class A2
10/08/15	0.760%	620,000	621,563
Series 2012-2 Class A3
10/11/16	1.050%	246,000	247,873
Series 2012-3 Class A2
12/08/15	0.710%	1,110,000	1,107,207
Series 2012-3 Class A3
01/09/17	0.960%	622,000	626,063
Series 2012-4 Class A2
04/08/16	0.490%	817,000	817,026
American Credit Acceptance Receivables Trust (a)
Series 2012-1 Class A1
01/15/14	1.960%	113,464	113,445
Series 2012-1 Class A2
10/15/15	3.040%	640,000	640,963
Series 2012-2 Class A
07/15/16	1.890%	2,235,697	2,236,549

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Asset-Backed Funding Certificates Series 2005-AG1 Class A4 (e)
06/25/35	5.010%	$1,056,141	$1,070,635
BXG Receivables Note Trust Series 2012-A Class A (a)
12/02/27	2.660%	1,135,000	1,132,297
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A (e)
12/25/33	0.667%	1,115,951	970,777
CNH Equipment Trust
Series 2010-C Class A3
05/15/15	1.170%	773,456	776,046
Series 2012-A Class A2
07/15/15	0.650%	1,011,000	1,011,765
Series 2012-A Class A3
05/15/17	0.940%	1,117,000	1,123,852
CPS Auto Receivables Trust (a)
Series 2011-B Class A
09/17/18	3.680%	1,935,834	1,977,974
Series 2011-C Class A
03/15/19	4.210%	958,902	1,004,125
Series 2012-A Class A
06/17/19	2.780%	568,182	575,790
Series 2012-B Class A
09/16/19	2.520%	3,159,608	3,175,537
CPS Auto Trust Series 2012-C Class A (a)
12/16/19	1.820%	1,784,000	1,793,146
CarNow Auto Receivables Trust Series 2012-1A Class A (a)
01/15/15	2.090%	336,381	336,538
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-5 Class 1A4
02/25/30	4.396%	309,950	311,443
Chase Funding Mortgage Loan Asset-Backed Certificates (e)
Series 2003-2 Class 2A2
02/25/33	0.777%	876,648	770,232
Series 2003-4 Class 1A5
05/25/33	5.416%	887,600	934,399
Series 2003-6 Class 1A5
11/25/34	5.350%	750,000	701,566
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3
08/08/13	0.910%	261,096	261,118
Credit Acceptance Auto Loan Trust (a)
Series 2011-1 Class A
03/15/19	2.610%	1,175,000	1,198,104
Series 2012-1A Class A
09/16/19	2.200%	923,000	936,676
Series 2012-2A Class A
03/15/20	1.520%	1,210,000	1,210,665
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2 (a)(e)
01/25/43	5.150%	498,365	488,420

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3 (a)(e)
06/25/50	3.953%	$800,000	$769,317
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (a)(e)
04/26/37	0.366%	478,297	471,054
Exeter Automobile Receivables Trust Series 2012-2A Class A (a)
06/15/17	1.300%	1,490,000	1,489,849
First Investors Auto Owner Trust Series 2012-2A Class A2 (a)
05/15/18	1.470%	1,000,000	1,002,243
Flagship Credit Auto Trust Series 2012-1 Class A (a)
01/15/15	1.860%	690,637	691,001
Ford Credit Auto Lease Trust Series 2011-A Class A2
09/15/13	0.740%	330,848	331,070
Fortress Opportunities Residential Transaction Series 2011-1A Class A1 (a)(e)
10/25/47	7.211%	1,497,958	1,510,535
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	370,454	371,200
Honda Auto Receivables Owner Trust Series 2012-2 Class A3
02/16/16	0.700%	440,000	442,401
Huntington Auto Trust
Series 2012-1 Class A3
09/15/16	0.810%	577,000	581,082
Huntington Auto Trust (a)
Series 2011-1A Class A3
01/15/16	1.010%	500,000	503,520
Series 2011-1A Class A4
11/15/16	1.310%	800,000	815,416
Hyundai Auto Receivables Trust
Series 2011-A Class A3
04/15/15	1.160%	410,000	411,841
Series 2011-A Class A4
12/15/15	1.780%	520,000	530,826
LAI Vehicle Lease Securitization Trust Series 2010-A Class A (a)
09/15/16	2.550%	378,568	378,651
Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3 (a)(e)
07/25/34	0.567%	1,037,481	1,022,141
MMCA Automobile Trust Series 2012-A Class A4 (a)
08/15/17	1.570%	2,000,000	2,054,875
Madison Avenue Manufactured Housing Contract Series 2002-A Class M2 (e)
03/25/32	2.467%	1,157,000	1,074,067
Mid-State Trust (a)
Series 2006-1 Class M1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
10/15/40	6.083%	$1,814,657	$1,808,985
Series 2010-1 Class M
12/15/45	5.250%	1,804,712	1,864,603
NCUA Guaranteed Notes CMO Series 2010-A1 Class A (e)
12/07/20	0.578%	359,079	360,278
Newcastle Investment Trust Series 2011-MH1 Class A (a)
12/10/33	2.450%	376,563	376,140
Nissan Auto Receivables Owner Trust
Series 2012-A Class A3
05/16/16	0.730%	517,000	520,052
Series 2012-A Class A4
07/16/18	1.000%	333,000	337,256
Park Place Securities, Inc. Series 2004-MCW1 Class M1 (e)
10/25/34	0.842%	1,397,713	1,365,985
RAMP Trust (e)
Series 2004-RS6 Class AI4
05/25/32	5.457%	489,827	497,325
Series 2005-EFC5 Class A3
10/25/35	0.557%	1,100,000	1,043,835
Series 2005-RZ4 Class A2
11/25/35	0.477%	350,785	339,681
Series 2006-RZ1 Class A3
03/25/36	0.517%	2,300,000	2,020,759
RASC Trust Series 2005-KS Class A3 (e)
10/25/35	0.587%	734,442	714,750
RFA
08/06/18	6.250%	5,690,588	5,690,588
RFA (a)
09/05/18	5.750%	2,000,000	2,000,000
SNAAC Auto Receivables Trust Series 2012-1A Class A (a)
06/15/16	1.780%	590,846	588,970
Santander Drive Auto Receivables Trust
Series 2010-3 Class A3
06/16/14	1.200%	249,668	249,835
Series 2012-1 Class A2
04/15/15	1.250%	944,489	948,090
Series 2012-1 Class A3
10/15/15	1.490%	411,000	415,759
Series 2012-2 Class A2
05/15/15	0.910%	645,949	647,470
Series 2012-2 Class A3
12/15/15	1.220%	427,000	430,688
Series 2012-5 Class A2
12/15/15	0.570%	315,000	315,080
Series 2012-5 Class A3
12/15/16	0.830%	240,000	240,392
Santander Drive Auto Receivables Trust (a)
Series 2010A Class A4
06/15/17	2.390%	800,000	820,594
Series 2011-S2A Class B
06/15/17	2.060%	219,308	220,444
Series 2011-S2A Class D

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
06/15/17	3.350%	$1,132,740	$1,139,106
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6 (e)
06/25/33	4.795%	67,298	67,289
Stanwich Mortgage Loan Trust (a)
Series 2012-NPL3 Class A
05/15/42	4.213%	698,183	701,828
Series 2012-NPL4 Class A
10/15/42	2.981%	3,251,000	3,251,000
Structured Asset Investment Loan Trust Series 2005-5 Class A9 (e)
06/25/35	0.487%	379,752	377,390
Structured Asset Securities Corp.
CMO Series 2004-5H Class A4
12/25/33	5.540%	1,664,197	1,628,647
Structured Asset Securities Corp. (e)
Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	1,033,055	1,039,001
Series 2005-NC1 Class A11
02/25/35	4.690%	1,680,490	1,665,433
Trafigura Securitisation Finance PLC Series 2012-1A Class A (a)(e)
10/15/15	2.621%	2,197,000	2,198,696
United Auto Credit Securitization Trust Series 2012-1 Class A2 (a)
03/16/15	1.100%	660,000	660,032
Westgate Resorts LLC (a)
Series 2012-1 Class A
09/20/25	4.500%	2,119,741	2,136,169
Series 2012-2A Class A
01/20/25	3.000%	2,160,000	2,162,700
Westlake Automobile Receivables Trust Series 2011-1A Class A3 (a)
06/16/14	1.490%	437,531	439,085

Total Asset-Backed Securities - Non-Agency (Cost: $105,951,492)			$106,715,419

Inflation-Indexed Bonds 0.6%
United States 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/13	0.625%	2,167,840	2,188,744
01/15/14	2.000%	1,239,910	1,294,689
04/15/14	1.250%	3,788,925	3,939,736
04/15/15	0.500%	5,814,490	6,109,542
04/15/16	0.125%	1,037,940	1,100,090
01/15/29	2.500%	1,067,090	1,526,528
Total			16,159,329
Total Inflation-Indexed Bonds (Cost: $15,861,285)			$16,159,329

U.S. Treasury Obligations 21.3%
U.S. Treasury
01/31/13	2.875%	1,500,000	1,513,593

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/13	3.875%	$3,000,000	$3,041,601
04/15/13	1.750%	3,000,000	3,025,548
07/31/13	3.375%	1,000,000	1,026,484
08/15/13	4.250%	1,000,000	1,035,391
02/28/14	1.875%	1,000,000	1,023,320
04/30/14	1.875%	4,000,000	4,103,592
07/31/14	2.625%	20,500,000	21,392,078
09/30/14	2.375%	16,500,000	17,201,250
10/31/14	2.375%	22,000,000	22,964,216
12/31/14	2.625%	4,000,000	4,211,875
01/31/15	2.250%	28,000,000	29,286,264
02/15/15	4.000%	1,800,000	1,958,204
02/15/15	11.250%	4,200,000	5,288,060
03/31/15	2.500%	3,000,000	3,166,173
05/15/15	4.125%	8,050,000	8,853,116
04/30/16	2.625%	4,000,000	4,317,188
12/31/16	3.250%	57,450,000	64,079,213
01/31/17	3.125%	15,000,000	16,673,430
03/31/17	3.250%	5,000,000	5,601,170
08/15/17	4.750%	12,745,000	15,282,045
11/15/17	4.250%	1,000,000	1,180,703
02/15/18	3.500%	1,500,000	1,720,430
05/15/19	3.125%	7,151,000	8,152,140
11/15/19	3.375%	2,000,000	2,318,750
02/15/20	8.500%	500,000	763,672
05/15/20	3.500%	7,000,000	8,196,013
08/15/20	2.625%	4,350,000	4,809,129
02/15/27	6.625%	1,000,000	1,557,500
08/15/27	6.375%	3,000,000	4,603,125
08/15/28	5.500%	14,700,000	21,046,269
08/15/29	6.125%	5,250,000	8,058,750
02/15/31	5.375%	1,100,000	1,591,047
02/15/36	4.500%	11,100,000	14,808,088
02/15/37	4.750%	2,000,000	2,768,438
U.S. Treasury (b)
STRIPS
08/15/16	0.000%	6,000,000	5,891,688
02/15/20	0.000%	4,000,000	3,658,548
08/15/21	0.000%	750,000	653,755
05/15/23	0.000%	1,000,000	816,257
08/15/24	0.000%	1,000,000	776,232
02/15/26	0.000%	500,000	365,308
11/15/28	0.000%	1,700,000	1,116,915
02/15/29	0.000%	3,665,000	2,385,549
08/15/29	0.000%	5,400,000	3,451,210
02/15/30	0.000%	3,350,000	2,102,875
05/15/30	0.000%	1,500,000	933,348
05/15/31	0.000%	2,600,000	1,562,005
02/15/32	0.000%	1,700,000	993,138
05/15/32	0.000%	4,500,000	2,605,423
05/15/33	0.000%	5,425,000	3,031,197
08/15/33	0.000%	4,000,000	2,212,428
11/15/33	0.000%	1,900,000	1,042,065
02/15/34	0.000%	2,400,000	1,303,942
05/15/34	0.000%	400,000	215,319
08/15/34	0.000%	2,375,000	1,264,963
11/15/34	0.000%	800,000	422,298
02/15/35	0.000%	5,250,000	2,744,427
U.S. Treasury (b)(d)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
STRIPS
02/15/14	0.000%	$3,200,000	$3,190,358
11/15/16	0.000%	6,000,000	5,871,834
05/15/20	0.000%	40,736,000	36,990,243
08/15/20	0.000%	10,000,000	9,014,350
11/15/20	0.000%	11,445,000	10,249,432
02/15/21	0.000%	8,855,000	7,855,616
05/15/21	0.000%	15,300,000	13,445,701
08/15/26	0.000%	3,100,000	2,221,513
11/15/26	0.000%	9,000,000	6,385,050
02/15/27	0.000%	15,200,000	10,672,011
08/15/27	0.000%	2,500,000	1,723,135
11/15/27	0.000%	9,100,000	6,208,020
02/15/28	0.000%	5,600,000	3,785,600
11/15/29	0.000%	1,600,000	1,014,106
08/15/30	0.000%	1,800,000	1,110,838
11/15/30	0.000%	2,500,000	1,529,300
11/15/31	0.000%	1,000,000	590,099
11/15/32	0.000%	5,450,000	3,098,576
U.S. Treasury (d)
10/31/12	0.375%	3,000,000	3,000,635
11/15/12	4.000%	13,100,000	13,163,622
01/15/13	1.375%	4,500,000	4,516,173
04/30/13	3.125%	2,500,000	2,542,970
08/15/17	8.875%	7,215,000	10,080,711
08/31/18	1.500%	1,000,000	1,039,062
11/30/18	1.375%	21,200,000	21,850,904
08/15/20	8.750%	28,500,000	44,776,179

Total U.S. Treasury Obligations (Cost: $546,238,586)			$582,092,793

U.S. Government & Agency Obligations 9.8%
Federal Farm Credit Banks
11/15/18	5.125%	8,000,000	9,875,824
Federal Home Loan Banks
07/15/36	5.500%	2,000,000	2,770,992
Federal Home Loan Mortgage Corp.
04/29/14	1.350%	2,000,000	2,033,986
04/18/16	5.250%	2,000,000	2,333,704
Federal Home Loan Mortgage Corp. (d)
08/23/17	5.500%	34,000,000	41,713,274
11/17/17	5.125%	58,000,000	70,460,720
Federal National Mortgage Association (b)
07/05/14	0.000%	3,000,000	2,958,066
06/01/17	0.000%	10,000,000	9,549,480
STRIPS
11/15/21	0.000%	1,750,000	1,427,307
05/15/30	0.000%	1,000,000	544,160
Federal National Mortgage Association (d)
09/15/16	5.250%	10,000,000	11,834,960
05/11/17	5.000%	10,000,000	11,926,770
06/12/17	5.375%	36,000,000	43,648,200
Financing Corp. (b)
04/05/19	0.000%	1,000,000	903,876
Israel Government AID Bond (b)
U.S. Government Guaranteed

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
03/15/19	0.000%	$2,500,000	$2,281,338
11/15/19	0.000%	1,501,000	1,340,741
02/15/20	0.000%	6,000,000	5,310,924
11/01/24	0.000%	1,850,000	1,318,016
02/15/25	0.000%	2,250,000	1,582,398
11/15/26	0.000%	1,500,000	977,838
RFCO STRIPS (b)(d)
10/15/19	0.000%	4,000,000	3,630,704
Residual Funding Corp. (b)
STRIPS
07/15/20	0.000%	18,700,000	16,517,916
10/15/20	0.000%	3,500,000	3,061,929
01/15/21	0.000%	2,000,000	1,731,288
Tennessee Valley Authority
04/01/36	5.880%	500,000	703,994
Senior Unsecured
07/18/17	5.500%	11,000,000	13,430,153
Tennessee Valley Authority (b)
STRIPS
11/01/25	0.000%	7,000,000	4,721,332

Total U.S. Government & Agency Obligations (Cost: $248,327,719)			$268,589,890

Foreign Government Obligations 0.9%
AUSTRALIA 0.1%
Australia and New Zealand Banking Group Ltd. (a)
11/23/16	2.400%	1,119,000	1,172,376
Commonwealth Bank of Australia (a)
03/16/17	2.250%	325,000	337,911
National Australia Bank Ltd. (a)
06/20/17	2.000%	875,000	898,713
Westpac Banking Corp. (a)(d)
11/28/16	2.450%	600,000	629,940
Total			3,038,940

BRAZIL —%
Petrobras International Finance Co.
01/27/21	5.375%	630,000	710,084

CANADA 0.6%
Bank of Montreal (a)
10/31/14	1.300%	1,037,000	1,055,068
Caisse Centrale Desjardins du Quebec (a)
03/24/16	2.550%	1,452,000	1,543,912
Hydro-Quebec
02/01/21	9.400%	750,000	1,122,600
01/15/22	8.400%	1,295,000	1,867,409
Province of Ontario
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
CANADA (CONTINUED)
05/26/15	0.950%	$2,715,000	$2,747,230
06/16/15	2.700%	1,840,000	1,946,611
Province of Quebec
01/30/26	6.350%	440,000	598,745
Royal Bank of Canada
09/19/17	1.200%	3,820,000	3,844,066
Toronto-Dominion Bank (The) (a)(d)
07/29/15	2.200%	2,500,000	2,616,900
Total			17,342,541

MEXICO 0.1%
Mexico Government International Bond
Senior Unsecured
03/08/44	4.750%	1,090,000	1,212,625
10/12/10	5.750%	458,000	547,310
Total			1,759,935

NORWAY —%
Statoil ASA
04/15/19	5.250%	880,000	1,068,938

UNITED KINGDOM 0.1%
Barclays Bank PLC (a)
05/10/17	2.250%	343,000	355,201
HSBC Bank PLC (a)
07/07/14	1.625%	1,364,000	1,386,711
Total			1,741,912

Total Foreign Government Obligations (Cost: $24,670,372)			$25,662,350

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	1,265,000	1,728,951
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	525,054
Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/11	4.800%	1,514,000	1,738,753

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	$835,000	$1,052,543
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	295,000	392,792

Total Municipal Bonds (Cost: $4,451,326)			$5,438,093

		Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.151% (j)(k)		61,153,223	$61,153,223

Total Money Market Funds (Cost: $61,153,223)			$61,153,223

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 13.0%
Asset-Backed Commercial Paper 1.4%
Atlantis One
10/11/12	0.541%	4,986,275	$4,986,275
Cancara Asset Securitisation LLC
10/04/12	0.200%	2,999,500	2,999,500
Kells Funding LLC
10/30/12	0.360%	4,995,450	4,995,450
11/01/12	0.360%	4,995,400	4,995,400
11/26/12	0.330%	4,995,875	4,995,875
Salisbury Receivables Co. LLC
10/17/12	0.310%	4,996,298	4,996,298
11/15/12	0.310%	4,996,254	4,996,254
11/16/12	0.310%	4,996,211	4,996,211
Total			37,961,263

Certificates of Deposit 8.3%
Australia and New Zealand Bank Group Ltd.
10/12/12	0.240%	5,000,000	5,000,000
11/16/12	0.620%	5,000,000	5,000,000
Barclays Bank PLC
10/26/12	0.310%	10,000,000	10,000,000
Credit Suisse
10/09/12	0.500%	5,000,000	5,000,000
11/08/12	0.388%	10,000,000	10,000,000
DZ Bank AG
10/29/12	0.380%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
11/23/12	0.360%	$4,995,404	$4,995,404
Deutsche Bank AG
10/09/12	0.750%	5,000,000	5,000,000
03/14/13	0.500%	4,000,000	4,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10/09/12	0.240%	10,000,000	10,000,000
Landesbank Hessen Thuringen
12/06/12	0.480%	8,000,000	8,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/04/12	0.240%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
11/26/12	0.388%	10,000,065	10,000,065
Mizuho Corporate Bank Ltd.
11/14/12	0.340%	9,991,311	9,991,311
N.V. Bank Nederlandse Gemeenten
10/04/12	0.240%	15,000,000	15,000,000
National Bank of Canada
11/09/12	0.288%	5,000,000	5,000,000
Norinchukin Bank
11/01/12	0.400%	5,000,000	5,000,000
11/09/12	0.507%	10,000,000	10,000,000
11/21/12	0.370%	5,000,000	5,000,000
Pohjola Bank PLC
10/09/12	0.290%	10,000,000	10,000,000
Rabobank
10/26/12	0.515%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	12,000,000	12,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	9,968,078	9,968,078
Sumitomo Mitsui Banking Corp.
10/11/12	0.500%	2,000,000	2,000,000
12/05/12	0.320%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
10/10/12	0.500%	7,219,048	7,219,048
11/01/12	0.471%	4,000,000	4,000,000
Union Bank of Switzerland
10/23/12	0.330%	10,000,000	10,000,000
United Overseas Bank Ltd.
10/10/12	0.240%	5,000,000	5,000,000
10/15/12	0.240%	5,000,000	5,000,000
Total			227,173,906

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper 1.7%
Bank of New Zealand
11/02/12	0.351%	$6,000,000	$6,000,000
DnB NOR
10/10/12	0.511%	3,989,655	3,989,655
Macquarie Bank Ltd.
10/19/12	0.960%	10,000,000	10,000,000
PB Capital Corp.
12/10/12	0.741%	4,990,647	4,990,647
Rabobank
03/07/13	0.431%	6,985,452	6,985,452
Societe Generale
10/01/12	0.180%	4,999,925	4,999,925
Suncorp Metway Ltd.
10/09/12	0.450%	4,996,125	4,996,125
10/15/12	0.450%	4,996,062	4,996,062
Total			46,957,866

Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
10/01/12	0.430%	5,000,000	5,000,000

Repurchase Agreements 1.4%
Mizuho Securities USA, Inc. dated 09/28/12, matures 10/01/12, repurchase price $16,000,400 (l)
	0.300%	16,000,000	16,000,000
Natixis Financial Products, Inc. dated 09/17/12, matures 10/17/12, repurchase price $5,000,607 (l)
	0.230%	5,000,000	5,000,000
Nomura Securities dated 09/28/12, matures 10/01/12, repurchase price $15,000,375 (l)
	0.300%	15,000,000	15,000,000
Societe Generale dated 09/28/12, matures 10/01/12, repurchase price $4,084,523 (l)
	0.200%	4,084,455	4,084,455
Total			40,084,455

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $357,177,490)			$357,177,490

Total Investments (Cost: $2,957,767,439) (m)	$3,094,680,283(n	)
Other Assets & Liabilities, Net	(353,823,449)
Net Assets	$2,740,856,834

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $262,711,743 or 9.59% of net assets.

(b)	Zero coupon bond.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	At September 30, 2012, security was partially or fully on loan.
(e)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(h)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2012, the value of these securities amounted to $6,956,281, which represents 0.25% of net assets.

(j)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	29,547,437	516,378,003	(484,772,217)	61,153,223	119,602	61,153,223

(l)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.300%)

Security Description	Value ($)

Fannie Mae REMICS	1,734,301
Federal Farm Credit Banks	838,376
Freddie Mac REMICS	2,463,043
Ginnie Mae I Pool	8,716
United States Treasury Note/Bond	11,275,564
Total Market Value of Collateral Securities	16,320,000

Natixis Financial Products, Inc. (0.230%)

Security Description	Value ($)

Fannie Mae Pool	406,245
Fannie Mae REMICS	2,864,745
Freddie Mac Gold Pool	508,738
Freddie Mac Non Gold Pool	31,265
Freddie Mac REMICS	1,254,608
Government National Mortgage Association	34,855
Total Market Value of Collateral Securities	5,100,456

Nomura Securities (0.300%)

Security Description	Value ($)

Fannie Mae Pool	1,172,134
Freddie Mac Gold Pool	759,921
Ginnie Mae I Pool	2,885,238
Ginnie Mae II Pool	10,482,707
Total Market Value of Collateral Securities	15,300,000

Societe Generale (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	744,433
United States Treasury Note/Bond	2,515,417
United States Treasury Strip Coupon	217,469
United States Treasury Strip Principal	688,826
Total Market Value of Collateral Securities	4,166,145

(m)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $2,957,767,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$142,720,000
Unrealized Depreciation	(5,807,000)
Net Unrealized Appreciation	$136,913,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
REMIC(S)	Real Estate Mortgage Investment Conduit(s)
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	544,377	1,512,970	2,057,347
All Other Industries	—	379,619,240	—	379,619,240
Residential Mortgage-Backed Securities - Agency	—	767,118,552	5,315,410	772,433,962
Residential Mortgage-Backed Securities - Non-Agency	—	175,865,794	38,479,218	214,345,012
Commercial Mortgage-Backed Securities - Agency	—	237,667,802	—	237,667,802
Commercial Mortgage-Backed Securities - Non-Agency	—	50,648,175	14,920,158	65,568,333
Asset-Backed Securities - Non-Agency	—	89,273,750	17,441,669	106,715,419
Inflation-Indexed Bonds	—	16,159,329	—	16,159,329
U.S. Treasury Obligations	417,588,122	164,504,671	—	582,092,793
U.S. Government & Agency Obligations	—	268,589,890	—	268,589,890
Foreign Government Obligations	—	25,662,350	—	25,662,350
Municipal Bonds	—	5,438,093	—	5,438,093
Total Bonds	417,588,122	2,181,092,023	77,669,425	2,676,349,570
Other
Money Market Funds	61,153,223	—	—	61,153,223
Investments of Cash Collateral Received for Securities on Loan	—	357,177,490	—	357,177,490
Total Other	61,153,223	357,177,490	—	418,330,713
Total	478,741,345	2,538,269,513	77,669,425	3,094,680,283

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, September 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
$21,272,886	$—	$—	$21,272,886

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential	Residential	Commercial
	Corporate Bonds	Mortgage- Backed Securities -	Mortgage- Backed Securities -	Mortgage- Backed Securities -	Asset-Backed Securities -
	& Notes	Agency	Non-Agency	Non-Agency	Non-Agency	Total
Balance as of December 31, 2011	$822,606	$—	$15,420,921	$5,357,109	$3,942,690	$25,543,326
Accrued discounts/premiums	(3,174)	(2)	97,756	(148)	(173)	94,259
Realized gain (loss)	—	—	1,065	3,506	527	5,098
Change in unrealized appreciation (depreciation)*	82,437	2	312,831	43,612	27,650	466,532
Sales	(33,187)	—	(5,526,256)	(1,202,886)	(2,733,628)	(9,495,957)
Purchases	—	5,315,410	30,737,112	4,742,069	19,748,688	60,543,279
Transfers into Level 3	644,288	—	—	5,976,896	—	6,621,184
Transfers out of Level 3	—	—	(2,564,211)	—	(3,544,085)	(6,108,296)
Balance as of September 30, 2012	$1,512,970	$5,315,410	$38,479,218	$14,920,158	$17,441,669	$77,669,425

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $440,438.

Corporate Bonds & Notes	$82,437
Residential Mortgage Backed Securities - Agency	2
Residential Mortgage Backed Securities - Non Agency	286,737
Commercial Mortgage Backed Securities - Non Agency	43,612
Asset-Backed Securities - Non Agency	27,650
Total change in unrealized appreciation	440,438

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds and Mortgage and Asset Backed securities classified as Level 3 securities are valued Using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, The distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, September 30, 2012.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.8%
CONSUMER DISCRETIONARY 18.0%
Hotels, Restaurants & Leisure 4.1%
Darden Restaurants, Inc.	97,148	$5,416,001
Panera Bread Co., Class A (a)	71,732	12,258,282
Starwood Hotels & Resorts Worldwide, Inc.	151,355	8,772,536
Tim Hortons, Inc.	303,809	15,807,182
Total		42,254,001
Multiline Retail 2.9%
Dollar Tree, Inc. (a)	359,931	17,375,669
Nordstrom, Inc.	241,780	13,341,421
Total		30,717,090
Specialty Retail 8.2%
Bed Bath & Beyond, Inc. (a)	203,199	12,801,537
Dick’s Sporting Goods, Inc.	166,840	8,650,654
Limited Brands, Inc.	255,099	12,566,177
O’Reilly Automotive, Inc. (a)	87,996	7,358,225
PetSmart, Inc.	102,161	7,047,066
Ross Stores, Inc.	319,597	20,645,966
Ulta Salon Cosmetics & Fragrance, Inc.	86,649	8,344,732
Urban Outfitters, Inc. (a)	197,436	7,415,696
Total		84,830,053
Textiles, Apparel & Luxury Goods 2.8%
Coach, Inc.	89,571	5,017,767
lululemon athletica, Inc. (a)	84,396	6,240,240
PVH Corp.	186,319	17,461,817
Total		28,719,824
TOTAL CONSUMER DISCRETIONARY		186,520,968
CONSUMER STAPLES 5.7%
Food & Staples Retailing 1.1%
Fresh Market, Inc. (The) (a)	53,356	3,200,293
Whole Foods Market, Inc.	85,607	8,338,122
Total		11,538,415
Food Products 1.9%
Hain Celestial Group, Inc. (The) (a)	20,511	1,292,193
JM Smucker Co. (The)	64,828	5,596,601
Mead Johnson Nutrition Co.	177,065	12,975,323
Total		19,864,117
Household Products 1.4%
Church & Dwight Co., Inc.	274,325	14,810,807

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.3%
Herbalife Ltd.	272,291	$12,906,593
TOTAL CONSUMER STAPLES		59,119,932
ENERGY 7.0%
Energy Equipment & Services 1.7%
Cameron International Corp. (a)	238,415	13,367,929
Core Laboratories NV	32,655	3,966,929
Total		17,334,858
Oil, Gas & Consumable Fuels 5.3%
Cobalt International Energy, Inc. (a)	225,550	5,022,999
Concho Resources, Inc. (a)	128,136	12,140,886
Denbury Resources, Inc. (a)	810,164	13,092,250
HollyFrontier Corp.	343,893	14,192,464
Noble Energy, Inc.	116,280	10,780,319
Total		55,228,918
TOTAL ENERGY		72,563,776
FINANCIALS 4.1%
Capital Markets 1.0%
Eaton Vance Corp.	362,719	10,504,342
Commercial Banks 0.9%
First Republic Bank	269,069	9,272,118
Insurance 0.7%
WR Berkley Corp.	208,215	7,805,981
Real Estate Investment Trusts (REITs) 1.5%
Annaly Capital Management, Inc.	906,887	15,271,977
TOTAL FINANCIALS		42,854,418
HEALTH CARE 16.5%
Biotechnology 3.4%
Alexion Pharmaceuticals, Inc. (a)	91,010	10,411,544
BioMarin Pharmaceutical, Inc. (a)(b)	266,858	10,746,371
Vertex Pharmaceuticals, Inc. (a)	260,026	14,548,455
Total		35,706,370
Health Care Equipment & Supplies 1.3%
Hologic, Inc. (a)	572,744	11,592,338
Neogen Corp. (a)(b)	39,091	1,669,186
Total		13,261,524

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Providers & Services 7.1%
Catamaran Corp. (a)	123,572	$12,106,349
DaVita, Inc. (a)	202,388	20,969,421
Henry Schein, Inc. (a)	222,901	17,669,362
Laboratory Corp. of America Holdings (a)(b)	90,274	8,347,637
Universal Health Services, Inc., Class B	308,252	14,096,364
Total		73,189,133
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	270,106	10,385,576
Waters Corp. (a)	77,912	6,492,407
Total		16,877,983
Pharmaceuticals 3.1%
Perrigo Co.	141,034	16,383,920
Valeant Pharmaceuticals International, Inc. (a)	292,873	16,187,091
Total		32,571,011
TOTAL HEALTH CARE		171,606,021
INDUSTRIALS 13.7%
Aerospace & Defense 0.7%
TransDigm Group, Inc. (a)	48,134	6,828,770
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	174,163	6,332,567
Commercial Services & Supplies 1.5%
Iron Mountain, Inc.	249,936	8,525,317
Stericycle, Inc. (a)	79,662	7,211,004
Total		15,736,321
Construction & Engineering 0.5%
Chicago Bridge & Iron Co. NV	142,508	5,428,130
Electrical Equipment 3.7%
AMETEK, Inc.	538,398	19,086,209
Roper Industries, Inc.	172,503	18,956,355
Total		38,042,564
Machinery 4.2%
Colfax Corp. (a)(b)	235,717	8,643,742
IDEX Corp.	356,279	14,881,774
Pall Corp.	156,149	9,913,900

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Machinery (continued)
Xylem, Inc.	378,331	$9,515,025
Total		42,954,441
Professional Services 1.8%
IHS, Inc., Class A (a)	154,036	14,995,405
Robert Half International, Inc.	152,772	4,068,318
Total		19,063,723
Road & Rail 0.7%
Kansas City Southern	100,357	7,605,053
TOTAL INDUSTRIALS		141,991,569
INFORMATION TECHNOLOGY 18.9%
Communications Equipment 2.0%
F5 Networks, Inc. (a)	83,558	8,748,523
Finisar Corp. (a)(b)	400,393	5,725,620
Juniper Networks, Inc. (a)	399,584	6,836,882
Total		21,311,025
Computers & Peripherals 0.3%
NetApp, Inc. (a)	93,651	3,079,245
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., Class A	207,346	12,208,532
Internet Software & Services 3.9%
Rackspace Hosting, Inc. (a)(b)	243,063	16,064,034
VeriSign, Inc. (a)	502,056	24,445,106
Total		40,509,140
IT Services 2.5%
Alliance Data Systems Corp. (a)(b)	52,383	7,435,767
Gartner, Inc. (a)(b)	216,480	9,977,563
Teradata Corp. (a)	110,885	8,361,838
Total		25,775,168
Semiconductors & Semiconductor Equipment 3.5%
Altera Corp.	232,340	7,896,075
Broadcom Corp., Class A	335,497	11,601,486
Maxim Integrated Products, Inc.	192,973	5,136,941
Xilinx, Inc.	355,850	11,888,949
Total		36,523,451
Software 5.5%
Activision Blizzard, Inc.	887,752	10,013,843
Adobe Systems, Inc. (a)	344,726	11,189,806

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Check Point Software Technologies Ltd. (a)	221,199	$10,652,944
Intuit, Inc.	222,558	13,104,215
Red Hat, Inc. (a)	211,395	12,036,831
Total		56,997,639
TOTAL INFORMATION TECHNOLOGY		196,404,200
MATERIALS 6.9%
Chemicals 5.2%
Airgas, Inc.	129,351	10,645,587
Albemarle Corp.	264,367	13,926,854
Ecolab, Inc.	263,258	17,061,751
FMC Corp.	224,370	12,425,611
Total		54,059,803
Metals & Mining 1.7%
Eldorado Gold Corp.	454,098	6,920,453
Reliance Steel & Aluminum Co.	209,754	10,980,622
Total		17,901,075
TOTAL MATERIALS		71,960,878
TELECOMMUNICATION SERVICES 5.0%
Diversified Telecommunication Services 0.3%
tw telecom, inc. (a)	116,836	3,045,914
Wireless Telecommunication Services 4.7%
Crown Castle International Corp. (a)	478,497	30,671,658
NII Holdings, Inc. (a)(b)	750,466	5,891,158
SBA Communications Corp., Class A (a)(b)	205,192	12,906,577
Total		49,469,393
TOTAL TELECOMMUNICATION SERVICES		52,515,307
Total Common Stocks (Cost: $813,749,159)		$995,537,069

	Shares	Value

Money Market Funds 4.2%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	43,233,085	$43,233,085
Total Money Market Funds (Cost: $43,233,085)		$43,233,085

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.5%
Asset-Backed Commercial Paper 0.7%
Kells Funding LLC
10/12/12	0.612%	3,987,597	$3,987,597
10/12/12	0.612%	2,990,748	2,990,748
Total			6,978,345
Repurchase Agreements 2.8%
Mizuho Securities USA, Inc. dated 09/28/12, matures 10/01/12, repurchase price $4,000,100 (e)
	0.300%	4,000,000	4,000,000
Natixis Financial Products, Inc. dated 09/28/12, matures 10/01/12, repurchase price $14,000,408 (e)
	0.350%	14,000,000	14,000,000
Pershing LLC dated 09/28/12, matures 10/01/12, repurchase price $5,000,104 (e)
	0.250%	5,000,000	5,000,000
Societe Generale dated 09/28/12, matures 10/01/12, repurchase price $6,197,044 (e)
	0.200%	6,196,940	6,196,940
Total			29,196,940

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $36,175,285)			$36,175,285
Total Investments (Cost: $893,157,529)			$1,074,945,439(f)
Other Assets & Liabilities, Net			(36,635,397)
Net Assets			$1,038,310,042

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	19,292,908	218,724,091	(194,783,914)	43,233,085	36,876	43,233,085

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.300%)

Security Description	Value ($)
Fannie Mae REMICS	433,575
Federal Farm Credit Banks	209,594
Freddie Mac REMICS	615,761
Ginnie Mae I Pool	2,179
United States Treasury Note/Bond	2,818,891
Total Market Value of Collateral Securities	4,080,000

Natixis Financial Products, Inc. (0.350%)

Security Description	Value ($)
Fannie Mae Pool	790,537
Fannie Mae REMICS	3,406,621
Fannie Mae-Aces	35,444
Freddie Mac Reference REMIC	54
Freddie Mac REMICS	3,728,632
Government National Mortgage Association	6,319,128
Total Market Value of Collateral Securities	14,280,416

Pershing LLC (0.250%)

Security Description	Value ($)
Fannie Mae Pool	653,820
Fannie Mae REMICS	1,013,284
Federal Home Loan Banks	188,059
Freddie Mac Gold Pool	471,011
Freddie Mac Non Gold Pool	210,924
Freddie Mac REMICS	345,303
Ginnie Mae I Pool	399,247
Ginnie Mae II Pool	652,744
Government National Mortgage Association	1,165,608
Total Market Value of Collateral Securities	5,100,000

Societe Generale (0.200%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	1,129,456
United States Treasury Note/Bond	3,816,393
United States Treasury Strip Coupon	329,943
United States Treasury Strip Principal	1,045,088
Total Market Value of Collateral Securities	6,320,880

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	186,520,968	—	—	186,520,968
Consumer Staples	59,119,932	—	—	59,119,932
Energy	72,563,776	—	—	72,563,776
Financials	42,854,418	—	—	42,854,418
Health Care	171,606,021	—	—	171,606,021
Industrials	141,991,569	—	—	141,991,569
Information Technology	196,404,200	—	—	196,404,200
Materials	71,960,878	—	—	71,960,878
Telecommunication Services	52,515,307	—	—	52,515,307
Total Equity Securities	995,537,069	—	—	995,537,069
Other
Money Market Funds	43,233,085	—	—	43,233,085
Investments of Cash Collateral Received for Securities on Loan	—	36,175,285	—	36,175,285
Total Other	43,233,085	36,175,285	—	79,408,370
Total	1,038,770,154	36,175,285	—	1,074,945,439

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Marsico Growth Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
CONSUMER DISCRETIONARY 33.3%
Hotels, Restaurants & Leisure 11.7%
Chipotle Mexican Grill, Inc. (a)	35,502	$11,273,305
McDonald’s Corp.	479,291	43,974,950
Starbucks Corp.	857,951	43,541,013
Starwood Hotels & Resorts Worldwide, Inc.	912,547	52,891,224
Wynn Resorts Ltd.	320,798	37,032,921
Yum! Brands, Inc.	259,867	17,239,577
Total		205,952,990
Internet & Catalog Retail 3.2%
Amazon.com, Inc. (a)	54,018	13,737,858
priceline.com, Inc. (a)	70,409	43,564,160
Total		57,302,018
Media 2.0%
CBS Corp., Class B Non Voting	493,370	17,924,132
Liberty Global, Inc., Class A (a)	289,298	17,574,854
Total		35,498,986
Multiline Retail 1.7%
Dollar General Corp. (a)	569,173	29,335,176
Specialty Retail 11.6%
AutoZone, Inc. (a)	63,228	23,373,495
Dick’s Sporting Goods, Inc.	329,089	17,063,265
GNC Holdings, Inc., Class A	239,104	9,317,883
Home Depot, Inc. (The)	709,528	42,834,205
Limited Brands, Inc.	430,143	21,188,844
O’Reilly Automotive, Inc. (a)	260,474	21,780,836
TJX Companies, Inc.	1,526,093	68,353,705
Total		203,912,233
Textiles, Apparel & Luxury Goods 3.1%
lululemon athletica, Inc. (a)	287,605	21,265,514
Nike, Inc., Class B	358,060	33,983,474
Total		55,248,988
TOTAL CONSUMER DISCRETIONARY		587,250,391
CONSUMER STAPLES 4.4%
Beverages 1.1%
Anheuser-Busch InBev NV, ADR	231,208	19,863,079
Food & Staples Retailing 0.5%
Wal-Mart Stores, Inc.	119,807	8,841,757

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 2.0%
Mead Johnson Nutrition Co.	472,140	$34,598,419
Personal Products 0.8%
Estee Lauder Companies, Inc. (The), Class A	232,311	14,303,388
TOTAL CONSUMER STAPLES		77,606,643
ENERGY 6.5%
Energy Equipment & Services 5.5%
Halliburton Co.	1,379,574	46,477,848
National Oilwell Varco, Inc.	638,445	51,145,829
Total		97,623,677
Oil, Gas & Consumable Fuels 1.0%
Kinder Morgan, Inc.	479,314	17,025,233
TOTAL ENERGY		114,648,910
FINANCIALS 7.1%
Commercial Banks 5.9%
U.S. Bancorp	1,494,705	51,268,382
Wells Fargo & Co.	1,563,236	53,978,539
Total		105,246,921
Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	293,408	20,946,397
TOTAL FINANCIALS		126,193,318
HEALTH CARE 12.1%
Biotechnology 5.2%
Biogen Idec, Inc. (a)	436,777	65,180,232
Gilead Sciences, Inc. (a)	395,836	26,255,802
Total		91,436,034
Health Care Equipment & Supplies 0.5%
Intuitive Surgical, Inc. (a)	16,749	8,301,307
Health Care Providers & Services 3.5%
Express Scripts Holding Co. (a)	996,719	62,464,380
Pharmaceuticals 2.9%
Abbott Laboratories	361,705	24,798,495
Bristol-Myers Squibb Co.	540,864	18,254,160

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Perrigo Co.	78,274	$9,093,090
Total		52,145,745
TOTAL HEALTH CARE		214,347,466
INDUSTRIALS 6.9%
Aerospace & Defense 1.7%
Precision Castparts Corp.	181,053	29,573,197
Industrial Conglomerates 1.8%
Danaher Corp.	590,869	32,586,426
Road & Rail 1.4%
Union Pacific Corp.	206,389	24,498,374
Trading Companies & Distributors 2.0%
WW Grainger, Inc.	172,535	35,951,118
TOTAL INDUSTRIALS		122,609,115
INFORMATION TECHNOLOGY 22.6%
Communications Equipment 3.0%
QUALCOMM, Inc.	834,087	52,122,097
Computers & Peripherals 9.3%
Apple, Inc.	205,786	137,312,766
EMC Corp. (a)	968,876	26,421,249
Total		163,734,015
Internet Software & Services 4.2%
Baidu, Inc., ADR (a)	245,989	28,736,435
eBay, Inc. (a)	180,416	8,733,939
Equinix, Inc. (a)	87,209	17,969,414
LinkedIn Corp., Class A (a)	160,977	19,381,631
Total		74,821,419
IT Services 5.2%
Accenture PLC, Class A	541,118	37,894,493

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Visa, Inc., Class A	398,557	$53,518,234
Total		91,412,727
Software 0.9%
VMware, Inc., Class A (a)	172,741	16,710,964
TOTAL INFORMATION TECHNOLOGY		398,801,222
MATERIALS 4.0%
Chemicals 4.0%
LyondellBasell Industries NV, Class A	337,008	17,409,833
Monsanto Co.	486,735	44,302,620
Praxair, Inc.	82,245	8,543,611
Total		70,256,064
TOTAL MATERIALS		70,256,064
Total Common Stocks (Cost: $1,435,413,108)		$1,711,713,129

Preferred Stocks 0.4%

FINANCIALS 0.4%
Commercial Banks 0.4%
Wells Fargo & Co., 8.000%	237,875	$7,069,645
TOTAL FINANCIALS		7,069,645
Total Preferred Stocks (Cost: $6,463,064)		$7,069,645

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	57,083,968	$57,083,968
Total Money Market Funds (Cost: $57,083,968)		$57,083,968
Total Investments (Cost: $1,498,960,140)		$1,775,866,742(d)
Other Assets & Liabilities, Net		(9,498,110)
Net Assets		$1,766,368,632

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	100,811,321	588,690,387	(632,417,740)	57,083,968	85,875	57,083,968

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	587,250,391	—	—	587,250,391
Consumer Staples	77,606,643	—	—	77,606,643
Energy	114,648,910	—	—	114,648,910
Financials	126,193,318	—	—	126,193,318
Health Care	214,347,466	—	—	214,347,466
Industrials	122,609,115	—	—	122,609,115
Information Technology	398,801,222	—	—	398,801,222
Materials	70,256,064	—	—	70,256,064
Preferred Stocks
Financials	7,069,645	—	—	7,069,645
Total Equity Securities	1,718,782,774	—	—	1,718,782,774

Other
Money Market Funds	57,083,968	—	—	57,083,968
Total Other	57,083,968	—	—	57,083,968
Total	1,775,866,742	—	—	1,775,866,742

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – MFS Value Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 10.9%
Auto Components 1.4%
Delphi Automotive PLC (a)	298,000	$9,238,000
Johnson Controls, Inc.	648,485	17,768,489
Total		27,006,489
Automobiles 0.2%
General Motors Co. (a)	147,630	3,358,583
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp.	60,230	5,526,103
Leisure Equipment & Products 0.9%
Hasbro, Inc.	426,261	16,270,382
Media 5.6%
Comcast Corp.	516,110	17,960,628
McGraw-Hill Companies, Inc. (The)	132,640	7,240,818
Omnicom Group, Inc.	420,995	21,706,502
Viacom, Inc., Class B	410,680	22,008,341
Walt Disney Co. (The)	662,958	34,659,444
Total		103,575,733
Multiline Retail 1.7%
Kohl’s Corp.	117,450	6,015,789
Target Corp.	403,820	25,630,455
Total		31,646,244
Specialty Retail 0.8%
Advance Auto Parts, Inc.	139,302	9,533,829
Staples, Inc.	559,275	6,442,848
Total		15,976,677
TOTAL CONSUMER DISCRETIONARY		203,360,211
CONSUMER STAPLES 14.4%
Beverages 2.8%
Coca-Cola Enterprises, Inc.	93,389	2,920,274
Diageo PLC	1,214,585	34,117,005
Dr. Pepper Snapple Group, Inc.	64,510	2,872,631
PepsiCo, Inc.	161,430	11,424,401
Total		51,334,311
Food & Staples Retailing 1.4%
CVS Caremark Corp.	482,248	23,350,448
Walgreen Co.	103,160	3,759,150
Total		27,109,598
Food Products 4.3%
Danone SA	286,227	17,622,061

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
General Mills, Inc.	696,500	$27,755,525
JM Smucker Co. (The)	60,180	5,195,340
Kellogg Co.	159,449	8,237,135
Nestlé SA, Registered Shares	327,889	20,673,916
Total		79,483,977
Household Products 0.5%
Procter & Gamble Co. (The)	134,481	9,327,602
Tobacco 5.4%
Altria Group, Inc.	310,474	10,366,727
Lorillard, Inc.	156,630	18,239,564
Philip Morris International, Inc.	791,111	71,152,523
Total		99,758,814
TOTAL CONSUMER STAPLES		267,014,302
ENERGY 7.3%
Energy Equipment & Services 0.3%
Transocean Ltd.	98,960	4,442,314
Oil, Gas & Consumable Fuels 7.0%
Apache Corp.	143,035	12,368,236
Chevron Corp.	343,716	40,063,537
EOG Resources, Inc.	107,931	12,093,669
Exxon Mobil Corp.	375,815	34,368,282
Occidental Petroleum Corp.	371,145	31,940,739
Total		130,834,463
TOTAL ENERGY		135,276,777
FINANCIALS 20.3%
Capital Markets 6.4%
Bank of New York Mellon Corp. (The)	1,274,316	28,825,028
BlackRock, Inc.	124,914	22,272,166
Franklin Resources, Inc.	98,040	12,261,863
Goldman Sachs Group, Inc. (The)	375,761	42,716,510
State Street Corp.	324,196	13,603,264
Total		119,678,831
Commercial Banks 2.9%
PNC Financial Services Group, Inc.	220,453	13,910,584
SunTrust Banks, Inc.	114,970	3,250,202
Wells Fargo & Co.	1,087,252	37,542,812
Total		54,703,598

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 3.8%
JPMorgan Chase & Co.	1,490,953	$60,353,778
Moody’s Corp.	210,420	9,294,251
Total		69,648,029
Insurance 7.2%
ACE Ltd.	273,317	20,662,765
Aon PLC	361,825	18,919,829
Chubb Corp. (The)	193,269	14,742,559
MetLife, Inc.	955,930	32,941,348
Prudential Financial, Inc.	420,916	22,944,131
Travelers Companies, Inc. (The)	354,568	24,202,812
Total		134,413,444
TOTAL FINANCIALS		378,443,902
HEALTH CARE 13.3%
Health Care Equipment & Supplies 2.6%
Becton Dickinson and Co.	140,623	11,047,343
Medtronic, Inc.	499,535	21,539,949
St. Jude Medical, Inc.	395,808	16,675,391
Total		49,262,683
Health Care Providers & Services 0.6%
Quest Diagnostics, Inc.	165,970	10,527,477
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	281,832	16,580,176
Pharmaceuticals 9.2%
Abbott Laboratories	443,088	30,378,113
Johnson & Johnson	713,209	49,147,232
Merck & Co., Inc.	416,353	18,777,520
Pfizer, Inc.	2,537,223	63,049,992
Roche Holding AG, Genusschein Shares	53,609	10,014,994
Total		171,367,851
TOTAL HEALTH CARE		247,738,187
INDUSTRIALS 16.7%
Aerospace & Defense 8.0%
Honeywell International, Inc.	522,115	31,196,371
Lockheed Martin Corp.	684,761	63,942,982
Northrop Grumman Corp.	286,250	19,015,588
United Technologies Corp.	454,396	35,574,663
Total		149,729,604

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	354,850	$25,396,614
Commercial Services & Supplies 1.4%
Tyco International Ltd. (b)	18,320	501,968
Tyco International Ltd.	444,570	25,011,508
Total		25,513,476
Construction & Engineering 0.1%
Fluor Corp.	47,420	2,668,798
Industrial Conglomerates 2.9%
3M Co.	344,695	31,856,712
Danaher Corp.	392,718	21,658,397
Total		53,515,109
Machinery 2.0%
Eaton Corp.	306,638	14,491,712
Stanley Black & Decker, Inc.	290,773	22,171,441
Total		36,663,153
Professional Services 0.5%
Dun & Bradstreet Corp. (The)	112,708	8,973,811
Road & Rail 0.5%
Canadian National Railway Co.	99,786	8,804,119
TOTAL INDUSTRIALS		311,264,684
INFORMATION TECHNOLOGY 9.2%
Communications Equipment 0.2%
Cisco Systems, Inc.	244,466	4,666,856
Computers & Peripherals 0.2%
Hewlett-Packard Co.	188,237	3,211,323
IT Services 6.3%
Accenture PLC, Class A	605,764	42,421,653
Fiserv, Inc. (a)	122,520	9,070,156
International Business Machines Corp.	185,452	38,472,017
Mastercard, Inc., Class A	21,219	9,579,954
Western Union Co. (The)	954,114	17,383,957
Total		116,927,737

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 0.8%
Intel Corp.	636,805	$14,442,738
Software 1.7%
Oracle Corp.	1,011,347	31,847,317
TOTAL INFORMATION TECHNOLOGY		171,095,971
MATERIALS 2.2%
Chemicals 2.2%
Air Products & Chemicals, Inc.	198,715	16,433,731
PPG Industries, Inc.	214,142	24,592,067
Total		41,025,798
TOTAL MATERIALS		41,025,798
TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	1,156,285	43,591,945
Wireless Telecommunication Services 1.9%
Vodafone Group PLC	12,242,182	34,743,432
TOTAL TELECOMMUNICATION SERVICES		78,335,377
UTILITIES 1.1%
Electric Utilities 0.2%
PPL Corp.	122,686	3,564,028
Multi-Utilities 0.9%
PG&E Corp.	298,693	12,745,230

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	121,548	$3,911,415
Total		16,656,645
TOTAL UTILITIES		20,220,673
Total Common Stocks (Cost: $1,555,877,015)		$1,853,775,882

Convertible Preferred Stocks 0.3%
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	36,590	2,052,699
TOTAL INDUSTRIALS		2,052,699
UTILITIES 0.2%
Electric Utilities 0.2%
PPL Corp., 9.500%	48,000	2,570,400
TOTAL UTILITIES		2,570,400
Total Convertible Preferred Stocks (Cost: $4,309,399)		$4,623,099

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	8,275,444	$8,275,444
Total Money Market Funds (Cost: $8,275,444)		$8,275,444
Total Investments
(Cost: $1,568,461,858)		$1,866,674,425(e)
Other Assets & Liabilities, Net		(5,973,832)
Net Assets		$1,860,700,593

Notes to Portfolio of Investments
(a)	Non-income producing
(b)	Represents a security purchased on a when-issued basis.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	31,366,533	140,177,088	(163,268,177)	8,275,444	23,211	8,275,444

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Notes to Portfolio of Investments

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	203,360,211	—	—	203,360,211
Consumer Staples	194,601,320	72,412,982	—	267,014,302
Energy	135,276,777	—	—	135,276,777
Financials	378,443,902	—	—	378,443,902
Health Care	237,723,193	10,014,994	—	247,738,187
Industrials	311,264,684	—	—	311,264,684
Information Technology	171,095,971	—	—	171,095,971
Materials	41,025,798	—	—	41,025,798
Telecommunication Services	43,591,945	34,743,432	—	78,335,377
Utilities	20,220,673	—	—	20,220,673
Convertible Preferred Stocks
Industrials	2,052,699	—	—	2,052,699
Utilities	2,570,400	—	—	2,570,400
Total Equity Securities	1,741,227,573	117,171,408	—	1,858,398,981
Other
Money Market Funds	8,275,444	—	—	8,275,444
Total Other	8,275,444	—	—	8,275,444
Total	1,749,503,017	117,171,408	—	1,866,674,425

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, September 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
2,664,480	—	—	2,664,480

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Investments in Affiliated Funds

Variable Portfolio – Moderate Portfolio

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 50.6%
Dividend Income 3.5%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	53,134,599	$755,042,652
Global Real Estate 1.0%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	18,208,556	219,048,925
International 12.5%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Class 1 (a)	18,982,809	283,413,336
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	24,335,425	282,290,931
Variable Portfolio – DFA International Value Fund, Class 1 (a)	73,820,044	677,668,005
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	75,764,469	859,169,078
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	13,382,027	156,168,253
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	42,727,288	447,354,707
Total		2,706,064,310
U.S. Large Cap 23.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	21,764,800	228,312,747
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	20,268,463	226,601,421
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	59,235,115	775,387,655
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	22,263,966	290,099,470
Variable Portfolio – Davis New York Venture Fund, Class 1 (a)(b)	38,068,780	408,097,322
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	65,044,933	807,858,070
Variable Portfolio – Marsico Growth Fund, Class 1 (a)(b)	56,805,342	764,031,842
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	61,442,828	824,562,755
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	59,118,042	777,993,438
Total		5,102,944,720
U.S. Mid Cap 6.3%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	7,189,446	99,861,406

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	32,210,656	$365,590,949
Variable Portfolio – Goldman Sachs Mid Cap Value Fund, Class 1 (a)(b)	37,292,451	445,644,787
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	34,545,674	464,984,764
Total		1,376,081,906
U.S. Small Cap 3.8%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	15,240,583	204,071,406
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	38,570,486	618,284,898
Total		822,356,304
Total Equity Funds (Cost: $8,952,695,797)		$10,981,538,817

Fixed-Income Funds 48.0%
Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	20,992,635	221,682,229
Floating Rate 1.6%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	34,452,062	343,142,540
Global Bond 2.5%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	45,112,926	548,122,056
High Yield 2.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	42,150,382	428,669,379
Inflation Protected Securities 6.1%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Class 1 (a)	139,856,749	1,314,653,438
Investment Grade 32.1%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	98,603,937	1,099,433,902
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	120,215,724	1,274,286,672
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1 (a)	41,456,863	434,467,920
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	110,280,960	1,243,969,230
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	112,164,919	1,242,787,297
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	66,750,343	701,546,105

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	94,209,784	$973,187,071
Total		6,969,678,197
Multisector 2.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	64,712,049	596,645,091
Total Fixed-Income Funds (Cost: $10,053,993,216)		$10,422,592,930

Alternative Investments 1.4%
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)(b)	15,070,406	151,306,878

	Shares	Value

Alternative Investments (continued)
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	15,916,189	$162,026,805
Total Alternative Investments (Cost: $311,081,330)		$313,333,683

Money Market Funds —%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.013%(a)(c)	17,051	17,051
Total Money Market Funds (Cost: $17,051)		$17,051
Total Investments in Affiliated Funds
(Cost: $19,317,787,394)		$21,717,482,481(d)
Other Assets and Liabilities		(178)
Net Assets		$21,717,482,303

Notes to Investments in Affiliated Funds

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund	317,035	21	(300,005)	—	17,051	—	14	17,051
Columbia Variable Portfolio – Contrarian Core Fund	—	212,606,473	(3,080,491)	(27,838)	209,498,144	—	—	228,312,747
Columbia Variable Portfolio – Diversified Bond Fund	1,111,101,072	137,990,558	(156,157,647)	4,123,961	1,097,057,944	27,668,166	42,793,442	1,099,433,902
Columbia Variable Portfolio – Dividend Opportunity Fund	625,519,165	5,553,245	(51,930,392)	9,665,376	588,807,394	—	—	755,042,652
Columbia Variable Portfolio – Emerging Markets Bond Fund	—	214,498,282	(8,768,408)	108,276	205,838,150	—	2,616,578	221,682,229
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	250,875,796	30,759,354	(10,072,408)	302,604	271,865,346	6,375,717	1,139,398	283,413,336
Columbia Variable Portfolio – Global Bond Fund	549,928,457	74,345,848	(112,847,911)	5,105,480	516,531,874	2,821,086	14,139,542	548,122,056
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	1,298,283,985	139,405,710	(103,677,352)	2,015,684	1,336,028,027	16,011,023	58,586,688	1,314,653,438
Columbia Variable Portfolio – Income Opportunities Fund	630,343,767	66,617,104	(242,710,307)	(17,146,953)	437,103,611	11,844,245	38,796,739	428,669,379
Columbia Variable Portfolio – Limited Duration Credit Fund	1,247,039,587	135,940,424	(176,077,055)	9,940,214	1,216,843,170	—	35,733,589	1,274,286,672
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	—	94,828,829	(387,013)	3,617	94,445,433	—	—	99,861,406
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	347,953,046	7,013,085	(69,655,144)	11,429,139	296,740,126	—	—	365,590,949
Columbia Variable Portfolio – Select Large-Cap Value Fund	—	211,760,855	(3,890,149)	49,060	207,919,766	—	—	226,601,421

Columbia Variable Portfolio – Short Duration U.S. Government Fund	332,224,796	229,252,433	(131,622,818)	1,729,431	431,583,842	—	2,681,936	434,467,920
Columbia Variable Portfolio – Strategic Income Fund	559,757,685	40,130,287	(71,375,002)	7,560,764	536,073,734	—	22,631,851	596,645,091
Variable Portfolio – American Century Diversified Bond Fund	1,064,336,071	117,527,707	(39,284,789)	4,250,615	1,146,829,604	8,614,036	27,398,371	1,243,969,230
Variable Portfolio – American Century Growth Fund	613,342,627	6,032,518	(63,866,784)	13,348,201	568,856,562	—	—	775,387,655
Variable Portfolio – AQR Managed Futures Strategy Fund	—	153,593,976	(77,855)	1,739	153,517,860	—	—	151,306,878
Variable Portfolio – Columbia Wanger International Equities Fund	239,654,626	20,661,587	(14,558,996)	1,481,328	247,238,545	4,645,273	2,942,355	282,290,931
Variable Portfolio – Columbia Wanger U.S. Equities Fund	230,535,498	6,392,286	(18,066,274)	3,822,972	222,684,482	—	—	290,099,470
Variable Portfolio – Davis New York Venture Fund	492,569,760	3,981,351	(196,202,912)	30,170,943	330,519,142	—	—	408,097,322
Variable Portfolio – DFA International Value Fund	617,377,516	110,525,237	(40,243,296)	(4,001,916)	683,657,541	—	12,873,997	677,668,005
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	375,073,175	47,514,774	(95,094,422)	5,478,018	332,971,545	2,864,809	17,260,050	343,142,540
Variable Portfolio – Eaton Vance Global Macro Advantage Fund	—	157,893,044	(325,050)	(4,525)	157,563,469	—	—	162,026,805
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	341,355,576	12,370,516	(4,852,866)	982,393	349,855,619	—	—	445,644,787
Variable Portfolio – Invesco International Growth Fund	724,389,917	75,806,837	(50,638,750)	4,887,851	754,445,855	16,626,316	11,154,493	859,169,078
Variable Portfolio – J.P. Morgan Core Bond Fund	1,025,825,389	147,790,872	(20,194,850)	2,144,738	1,155,566,149	3,083,769	29,701,333	1,242,787,297
Variable Portfolio – Jennison Mid Cap Growth Fund	326,784,646	19,754,831	(3,433,889)	836,650	343,942,238	—	—	464,984,764
Variable Portfolio – Marsico Growth Fund	608,565,369	8,036,427	(50,946,413)	12,237,774	577,893,157	—	—	764,031,842
Variable Portfolio – MFS Value Fund	657,140,229	8,686,382	(54,966,853)	9,299,895	620,159,653	—	—	807,858,070
Variable Portfolio – Mondrian International Small Cap Fund	129,207,741	17,267,551	(10,702,648)	1,490,132	137,262,776	8,074,714	3,030,266	156,168,253
Variable Portfolio – Morgan Stanley Global Real Estate Fund	190,292,197	10,945,521	(23,994,628)	2,984,902	180,227,992	3,759,594	737,412	219,048,925
Variable Portfolio – NFJ Dividend Value Fund	625,077,674	10,346,279	(50,048,343)	10,877,026	596,252,636	—	—	824,562,755
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	625,309,156	15,858,053	(47,594,985)	10,531,434	604,103,658	—	—	777,993,438
Variable Portfolio – Partners Small Cap Growth Fund	145,232,450	9,397,703	(8,246,736)	1,950,371	148,333,788	—	—	204,071,406

Variable Portfolio – Partners Small Cap Value Fund	487,180,516	27,244,713	(9,552,374)	1,375,184	506,248,039	—	—	618,284,898
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	560,843,113	125,752,025	(1,186,917)	70,434	685,478,655	11,784,834	12,944,199	701,546,105
Variable Portfolio – Pyramis® International Equity Fund	427,239,623	35,628,533	(53,738,712)	2,608,460	411,737,904	6,993,643	7,953,107	447,354,707
Variable Portfolio – Wells Fargo Short Duration Government Fund	745,181,337	212,277,644	(1,418,653)	46,585	956,086,913	7,088,946	11,008,246	973,187,071
Total	18,205,858,597	2,961,988,875	(2,001,790,097)	151,730,019	19,317,787,394	138,256,171	356,123,606	21,717,482,481

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	21,717,482,481	—	—	21,717,482,481

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Variable Portfolio – Moderately Aggressive Portfolio

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 65.1%
Dividend Income 4.6%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	41,255,386	$586,239,027
Global Real Estate 1.0%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	10,530,654	126,683,770
International 16.2%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Class 1 (a)	13,202,997	197,120,751
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	15,292,615	177,394,333
Variable Portfolio – DFA International Value Fund, Class 1 (a)	53,616,964	492,203,728
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	57,743,417	654,810,347
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	8,936,556	104,289,604
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	40,866,799	427,875,387
Total		2,053,694,150
U.S. Large Cap 30.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	16,236,736	170,323,357
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	15,795,087	176,589,076
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	45,101,754	590,381,959
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	19,862,346	258,806,362
Variable Portfolio – Davis New York Venture Fund, Class 1 (a)(b)	28,093,186	301,158,953
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	49,369,957	613,174,872
Variable Portfolio – Marsico Growth Fund, Class 1 (a)(b)	44,008,834	591,918,817
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	45,921,142	616,261,726
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	44,932,043	591,305,690
Total		3,909,920,812
U.S. Mid Cap 7.4%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	5,100,148	70,841,052

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	24,606,241	$279,280,834
Variable Portfolio – Goldman Sachs Mid Cap Value Fund, Class 1 (a)(b)	23,870,783	285,255,855
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	23,063,055	310,428,726
Total		945,806,467
U.S. Small Cap 5.1%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	14,781,616	197,925,840
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	27,964,024	448,263,307
Total		646,189,147
Total Equity Funds (Cost: $6,781,164,539)		$8,268,533,373

Fixed-Income Funds 33.5%
Emerging Markets 0.7%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	8,588,842	90,698,169
Floating Rate 1.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	19,533,726	194,555,912
Global Bond 2.5%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	26,440,096	321,247,166
High Yield 1.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	15,530,847	157,948,713
Inflation Protected Securities 4.1%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Class 1 (a)	55,500,216	521,702,027
Investment Grade 21.7%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	36,299,876	404,743,618
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	47,773,333	506,397,332
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1 (a)	23,801,857	249,443,467
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	41,385,827	466,832,132
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	39,328,020	435,754,457
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	23,558,482	247,599,644

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	42,263,514	$436,582,097
Total		2,747,352,747
Multisector 1.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	23,278,279	214,625,736
Total Fixed-Income Funds (Cost: $4,119,235,835)		$4,248,130,470

Alternative Investments 1.4%
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)(b)	11,583,240	116,295,731

	Shares	Value

Alternative Investments (continued)
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	6,025,113	$61,335,655
Total Alternative Investments (Cost: $177,877,546)		$177,631,386

Money Market Funds —%
Money Market –%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.013% (a)(c)	8	8
Total Money Market Funds (Cost: $8)		$8
Total Investments in Affiliated Funds
(Cost: $11,078,277,928)		$12,694,295,237(d)
Other Assets and Liabilities		25,906
Net Assets		$12,694,321,143

Notes to Investments in Affiliated Funds

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund	14	4	(9)	—	9	—	—	8
Columbia Variable Portfolio – Contrarian Core Fund	—	164,245,790	(8,193,805)	(51,655)	156,000,330	—	—	170,323,357
Columbia Variable Portfolio – Diversified Bond Fund	557,172,794	37,785,289	(198,396,208)	5,124,430	401,686,305	10,221,038	15,808,543	404,743,618
Columbia Variable Portfolio – Dividend Opportunity Fund	514,943,317	478,696	(66,717,360)	11,274,371	459,979,024	—	—	586,239,027
Columbia Variable Portfolio – Emerging Markets Bond Fund	—	89,488,364	(5,065,842)	(55,879)	84,366,643	—	1,064,240	90,698,169
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	180,876,687	20,432,093	(9,931,437)	(230,165)	191,147,178	4,472,454	797,622	197,120,751
Columbia Variable Portfolio – Global Bond Fund	340,827,660	23,902,004	(65,731,952)	3,285,816	302,283,528	1,670,387	8,340,207	321,247,166
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	545,697,913	42,032,471	(59,453,812)	1,112,566	529,389,138	6,382,138	23,353,181	521,702,027
Columbia Variable Portfolio – Income Opportunities Fund	257,607,025	19,075,695	(109,310,847)	(6,988,069)	160,383,804	4,291,894	14,058,431	157,948,713
Columbia Variable Portfolio – Limited Duration Credit Fund	538,690,139	28,626,522	(88,707,537)	4,990,565	483,599,689	—	14,258,044	506,397,332

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	—	68,619,467	(1,695,354)	8,882	66,932,995	—	—	70,841,052
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	245,898,474	304,202	(24,556,188)	3,261,376	224,907,864	—	—	279,280,834
Columbia Variable Portfolio – Select Large-Cap Value Fund	—	170,047,334	(8,199,700)	(3,409)	161,844,225	—	—	176,589,076
Columbia Variable Portfolio – Short Duration U.S. Government Fund	203,827,335	75,397,399	(32,335,127)	419,085	247,308,692	—	2,087,431	249,443,467
Columbia Variable Portfolio – Strategic Income Fund	227,543,558	9,071,456	(47,866,498)	5,312,727	194,061,243		8,141,570	214,625,736
Variable Portfolio – American Century Diversified Bond Fund	311,708,228	133,139,923	(6,946,959)	663,268	438,564,460	3,265,553	10,386,632	466,832,132
Variable Portfolio – American Century Growth Fund	525,817,761	491,747	(113,858,750)	23,213,113	435,663,871	—	—	590,381,959
Variable Portfolio – AQR Managed Futures Strategy Fund	—	119,827,337	(1,820,458)	75,673	118,082,552	—	—	116,295,731
Variable Portfolio – Columbia Wanger International Equities Fund	155,750,046	11,347,774	(11,726,777)	1,081,682	156,452,725	2,950,092	1,862,670	177,394,333
Variable Portfolio – Columbia Wanger U.S. Equities Fund	216,830,778	290,891	(23,226,526)	5,002,986	198,898,129	—	—	258,806,362
Variable Portfolio – Davis New York Venture Fund	412,467,616	302,885	(196,832,026)	30,513,951	246,452,426		—	301,158,953
Variable Portfolio – DFA International Value Fund	493,050,255	72,165,220	(53,813,326)	(5,665,870)	505,736,279	—	9,560,935	492,203,728
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	231,783,026	12,745,978	(59,205,768)	3,361,098	188,684,334	1,652,174	9,954,104	194,555,912
Variable Portfolio – Eaton Vance Global Macro Advantage Fund	—	62,604,200	(2,782,361)	(26,845)	59,794,994		—	61,335,655
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	244,208,450	184,380	(22,016,040)	3,694,253	226,071,043	—	—	285,255,855
Variable Portfolio – Invesco International Growth Fund	581,874,245	46,630,792	(56,044,275)	4,831,697	577,292,459	12,997,363	8,676,507	654,810,347
Variable Portfolio – J.P. Morgan Core Bond Fund	205,193,786	219,154,298	(4,718,444)	428,864	420,058,504	1,088,440	10,483,317	435,754,457
Variable Portfolio – Jennison Mid Cap Growth Fund	249,923,473	276,383	(27,139,439)	5,923,256	228,983,673	—	—	310,428,726
Variable Portfolio – Marsico Growth Fund	525,801,689	485,772	(95,205,257)	21,468,115	452,550,319	—	—	591,918,817
Variable Portfolio – MFS Value Fund	539,855,684	493,796	(80,517,680)	14,188,789	474,020,589	—	—	613,174,872
Variable Portfolio – Mondrian International Small Cap Fund	87,875,877	10,187,489	(8,603,386)	1,081,135	90,541,115	5,470,710	2,049,380	104,289,604
Variable Portfolio – Morgan Stanley Global Real Estate Fund	115,805,519	3,556,156	(17,494,904)	2,170,534	104,037,305	2,193,641	429,629	126,683,770

Variable Portfolio – NFJ Dividend Value Fund	506,901,115	493,796	(77,215,264)	17,338,087	447,517,734	—	—	616,261,726
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	542,577,515	491,747	(99,517,597)	20,966,920	464,518,585	—	—	591,305,690
Variable Portfolio – Partners Small Cap Growth Fund	170,014,016	145,158	(35,827,113)	9,762,976	144,095,037	—	—	197,925,840
Variable Portfolio – Partners Small Cap Value Fund	395,286,958	376,027	(31,685,842)	4,051,257	368,028,400	—	—	448,263,307
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	227,168,188	26,088,341	(12,480,393)	756,309	241,532,445	4,187,272	4,599,206	247,599,644
Variable Portfolio – Pyramis® International Equity Fund	412,590,072	38,610,863	(54,181,299)	2,473,598	399,493,234	6,849,893	7,704,435	427,875,387
Variable Portfolio – Wells Fargo Short Duration Government Fund	440,273,641	25,470,471	(39,895,907)	1,468,844	427,317,049	3,191,377	4,955,811	436,582,097
Total	11,205,842,854	1,535,068,210	(1,858,917,467)	196,284,331	11,078,277,928	70,884,426	158,571,895	12,694,295,237

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1 Quoted Prices In Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	12,694,295,237	—	—	12,694,295,237

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Variable Portfolio – Moderately Conservative Portfolio

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 35.3%
Dividend Income 2.4%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	11,064,494	$157,226,456
Global Real Estate 0.8%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	4,123,438	49,604,957
International 8.7%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Class 1 (a)	2,242,128	33,474,968
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	5,218,912	60,539,384
Variable Portfolio – DFA International Value Fund, Class 1 (a)	14,104,378	129,478,190
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	15,925,511	180,595,300
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	3,711,016	43,307,557
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	10,633,494	111,332,677
Total		558,728,076
U.S. Large Cap 16.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	4,649,691	48,775,262
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	4,281,899	47,871,634
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	12,283,420	160,789,973
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	4,875,618	63,529,302
Variable Portfolio – Davis New York Venture Fund, Class 1 (a)(b)	7,828,029	83,916,466
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	13,654,362	169,587,173
Variable Portfolio – Marsico Growth Fund, Class 1 (a)(b)	11,805,952	158,790,055
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	12,896,121	173,065,948
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	12,283,703	161,653,525
Total		1,067,979,338
U.S. Mid Cap 4.3%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	1,422,432	19,757,577

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	6,392,853	$72,558,887
Variable Portfolio – Goldman Sachs Mid Cap Value Fund, Class 1 (a)(b)	7,212,143	86,185,109
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	7,341,773	98,820,259
Total		277,321,832
U.S. Small Cap 2.6%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	3,527,760	47,236,697
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	7,366,005	118,077,064
Total		165,313,761
Total Equity Funds (Cost: $1,861,050,940)		$2,276,174,420

Fixed-Income Funds 61.2%
Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	6,306,348	66,595,029
Floating Rate 1.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	9,704,917	96,660,975
Global Bond 1.9%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	9,981,552	121,275,860
High Yield 0.9%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	5,576,036	56,708,291
Inflation Protected Securities 6.8%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Class 1 (a)	46,834,595	440,245,195
Investment Grade 48.1%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	45,984,273	512,724,639
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	48,542,511	514,550,620
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1 (a)	21,958,026	230,120,115
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	51,590,770	581,943,889
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	51,501,816	570,640,125
Variable Portfolio – PIMCO Mortgage- Backed Securities Fund, Class 1 (a)	30,026,181	315,575,160

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	36,632,795	$378,416,769
Total		3,103,971,317
Multisector 1.0%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	6,930,696	63,901,012
Total Fixed-Income Funds (Cost: $3,818,389,353)		$3,949,357,679

Alternative Investments 1.5%
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)(b)	3,269,989	32,830,692

	Shares	Value

Alternative Investments (continued)
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	6,360,756	$64,752,493
Total Alternative Investments (Cost: $96,272,097)		$97,583,185

Money Market Funds 2.0%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.013%(a)(c)	127,039,928	127,039,928
Total Money Market Funds (Cost: $127,039,928)		$127,039,928
Total Investments in Affiliated Funds
(Cost: $5,902,752,318)		$6,450,155,212(d)
Other Assets and Liabilities		(58,314)
Net Assets		$6,450,096,898

Notes to Investments in Affiliated Funds

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund	112,963,147	18,614,677	(4,537,896)	—	127,039,928	—	9,108	127,039,928
Columbia Variable Portfolio – Contrarian Core Fund	—	45,832,826	(1,012,659)	(9,091)	44,811,076	—	—	48,775,262
Columbia Variable Portfolio – Diversified Bond Fund	499,724,166	66,098,277	(55,115,698)	1,429,158	512,135,903	12,839,705	19,858,749	512,724,639
Columbia Variable Portfolio – Dividend Opportunity Fund	138,059,382	1,666,528	(19,715,093)	3,522,773	123,533,590	—	—	157,226,456
Columbia Variable Portfolio – Emerging Markets Bond Fund	—	64,623,207	(2,830,408)	32,871	61,825,670	—	785,875	66,595,029
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	29,390,160	4,246,566	(1,649,754)	125,087	32,112,059	742,554	133,971	33,474,968
Columbia Variable Portfolio – Global Bond Fund	117,234,756	15,729,726	(19,905,477)	918,546	113,977,551	619,100	3,002,330	121,275,860

Columbia Variable Portfolio – Global Inflation Protected Securities Fund	391,461,469	67,964,062	(12,404,385)	258,377	447,279,523	5,230,262	19,138,297	440,245,195
Columbia Variable Portfolio – Income Opportunities Fund	91,663,464	8,408,387	(40,723,710)	(2,796,219)	56,551,922	1,642,826	5,381,202	56,708,291
Columbia Variable Portfolio – Limited Duration Credit Fund	500,719,941	57,564,003	(70,690,603)	3,994,340	491,587,681	—	14,158,690	514,550,620
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	—	18,884,123	(182,329)	211	18,702,005	—	—	19,757,577
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	78,094,085	2,914,509	(25,499,622)	4,929,813	60,438,785	—	—	72,558,887
Columbia Variable Portfolio – Select Large-Cap Value Fund	—	45,404,589	(1,565,015)	(9,708)	43,829,866	—	—	47,871,634
Columbia Variable Portfolio – Short Duration U.S. Government Fund	165,738,445	64,950,603	(2,683,607)	42,281	228,047,722	—	2,004,883	230,120,115
Columbia Variable Portfolio – Strategic Income Fund	55,140,013	3,998,662	(1,662,493)	157,635	57,633,817	—	2,417,970	63,901,012
Variable Portfolio – American Century Diversified Bond Fund	468,236,119	78,604,204	(7,342,365)	796,623	540,294,581	3,900,844	12,407,283	581,943,889
Variable Portfolio – American Century Growth Fund	120,585,140	5,021,883	(7,645,565)	1,678,091	119,639,549	—	—	160,789,973
Variable Portfolio – AQR Managed Futures Strategy Fund	—	33,944,087	(569,959)	13,979	33,388,107	—	—	32,830,692
Variable Portfolio – Columbia Wanger International Equities Fund	51,211,710	4,855,992	(3,105,885)	324,424	53,286,241	978,083	624,659	60,539,384
Variable Portfolio – Columbia Wanger U.S. Equities Fund	52,261,133	2,497,252	(7,045,949)	1,278,756	48,991,192		—	63,529,302
Variable Portfolio – Davis New York Venture Fund	97,368,221	2,208,519	(36,651,720)	5,733,055	68,658,075	—	—	83,916,466
Variable Portfolio – DFA International Value Fund	122,392,740	13,893,774	(6,900,755)	(499,856)	128,885,903	—	2,429,776	129,478,190

Variable Portfolio – Eaton Vance Floating-Rate Income Fund	110,062,383	8,749,679	(26,691,188)	1,521,930	93,642,804	814,242	4,905,688	96,660,975
Variable Portfolio – Eaton Vance Global Macro Advantage Fund	—	63,361,004	(471,535)	(5,479)	62,883,990	—	—	64,752,493
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	54,026,807	16,104,502	(723,960)	122,466	69,529,815	—	—	86,185,109
Variable Portfolio – Invesco International Growth Fund	148,489,881	17,198,329	(8,214,011)	827,546	158,301,745	3,426,749	2,303,344	180,595,300
Variable Portfolio – J.P. Morgan Core Bond Fund	417,477,127	119,613,598	(709,609)	68,054	536,449,170	1,379,822	13,289,762	570,640,125
Variable Portfolio – Jennison Mid Cap Growth Fund	84,945,459	2,952,041	(18,725,106)	4,184,510	73,356,904	—	—	98,820,259
Variable Portfolio – Marsico Growth Fund	121,688,568	5,593,010	(7,096,201)	1,582,030	121,767,407	—	—	158,790,055
Variable Portfolio – MFS Value Fund	140,150,537	1,931,143	(14,358,690)	2,379,327	130,102,317	—	—	169,587,173
Variable Portfolio – Mondrian International Small Cap Fund	35,188,670	5,600,055	(3,154,005)	530,798	38,165,518	2,191,118	829,902	43,307,557
Variable Portfolio – Morgan Stanley Global Real Estate Fund	41,575,948	2,961,533	(4,319,705)	545,610	40,763,386	825,140	162,705	49,604,957
Variable Portfolio – NFJ Dividend Value Fund	133,555,028	2,454,522	(12,652,533)	2,576,957	125,933,974	—	—	173,065,948
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	124,227,680	6,914,061	(6,897,060)	1,540,952	125,785,633	—	—	161,653,525
Variable Portfolio – Partners Small Cap Growth Fund	37,505,850	1,716,633	(5,418,137)	1,554,348	35,358,694	—	—	47,236,697
Variable Portfolio – Partners Small Cap Value Fund	92,795,401	5,618,216	(1,746,771)	231,932	96,898,778	—	—	118,077,064
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	266,833,514	45,518,794	(4,661,603)	334,661	308,025,366	5,162,066	5,669,898	315,575,160
Variable Portfolio – Pyramis® International Equity Fund	99,646,111	10,837,514	(8,841,594)	556,395	102,198,426	1,694,858	1,928,960	111,332,677
Variable Portfolio – Wells Fargo Short Duration Government Fund	324,858,001	49,962,712	(4,038,433)	155,365	370,937,645	2,681,789	4,164,484	378,416,769
Total	5,325,271,056	995,013,802	(458,161,088)	40,628,548	5,902,752,318	44,129,158	115,607,536	6,450,155,212

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are readily available, including recommendations of third party pricing vendors and a determination of  appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Investments in Affiliated Funds	6,450,155,212	—	—	6,450,155,212

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Mondrian International Small Cap Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
AUSTRALIA 5.9%
Commonwealth Property Office Fund	8,540,079	$9,149,163
David Jones Ltd.	678,021	1,760,542
Monadelphous Group Ltd.	332,869	6,770,107
Transfield Services Ltd.	2,143,662	3,863,355
Total		21,543,167
CANADA 3.4%
Morguard Real Estate Investment Trust	120,500	2,191,578
Northern Property REIT	117,300	3,744,150
Pason Systems Corp.	383,050	6,393,907
Total		12,329,635
CHINA 0.9%
AAC Technologies Holdings, Inc.	906,000	3,257,526
DENMARK 1.9%
Christian Hansen Holding A/S	230,075	6,932,192
FRANCE 9.1%
Boiron SA	68,762	2,094,193
Euler Hermes SA	24,252	1,604,064
Ingenico	74,296	3,818,962
IPSOS	97,487	3,118,111
Medica SA	183,970	3,184,451
Mersen	97,635	2,873,167
Neopost SA	119,676	6,608,340
Nexans SA	97,929	4,598,326
Rubis SCA	91,001	5,344,780
Total		33,244,394
GERMANY 11.6%
Bilfinger SE	59,540	5,264,016
ElringKlinger AG	131,411	3,477,027
Fielmann AG	55,316	5,131,540
GFK SE	66,906	3,014,802
MTU Aero Engines Holding AG	70,723	5,648,352
Norma Group	160,719	4,337,170
Rational AG	10,330	2,589,204
Symrise AG	381,889	12,931,166
Total		42,393,277
HONG KONG 2.7%
AMVIG Holdings Ltd.	5,078,000	1,511,754
ASM Pacific Technology Ltd.	229,900	2,718,472
Emperor Watch & Jewellery, Ltd.	24,610,000	2,642,190

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Pacific Basin Shipping Ltd.	6,305,000	$2,876,907
Total		9,749,323
IRELAND 1.2%
Glanbia PLC	495,541	4,393,884
JAPAN 8.9%
Ariake Japan Co., Ltd.	129,200	2,892,642
FCC Co., Ltd.	261,800	4,205,208
Hogy Medical Co., Ltd.	95,400	5,110,059
Horiba Ltd.	100,600	2,965,627
Miraca Holdings, Inc.	100,500	4,513,271
Miura Co., Ltd.	78,900	1,907,421
Nifco, Inc.	280,600	6,469,043
Taiyo Holdings Co., Ltd.	80,300	2,233,874
Ushio, Inc.	177,400	2,127,972
Total		32,425,117
NETHERLANDS 3.9%
Koninklijke Boskalis Westminster NV	308,319	11,145,253
QIAGEN NV (a)(b)	162,418	2,988,802
Total		14,134,055
NEW ZEALAND 2.4%
Auckland International Airport Ltd.	1,490,562	3,234,096
Fisher & Paykel Healthcare Corp., Ltd.	985,864	1,879,188
SKYCITY Entertainment Group Ltd.	1,111,588	3,478,312
Total		8,591,596
NORWAY 0.5%
Farstad Shipping ASA	81,090	1,939,173
SINGAPORE 12.7%
Ascendas Real Estate Investment Trust	3,148,000	6,165,999
CapitaMall Trust	6,294,000	10,322,340
Ezra Holdings Ltd. (b)	4,512,000	4,465,979
Hyflux Ltd.	3,029,500	3,457,143
SATS Ltd.	3,005,000	6,554,152
SIA Engineering Co., Ltd.	2,363,000	8,005,941
SMRT Corp., Ltd.	1,299,864	1,773,466
StarHub Ltd.	1,900,000	5,749,918
Total		46,494,938

Issuer	Shares	Value

Common Stocks (continued)
SPAIN 0.9%
Prosegur Cia de Seguridad SA, Registered Shares	687,480	$3,145,068
SWEDEN 1.0%
AF AB, Class B	165,359	3,700,489
UNITED KINGDOM 29.8%
AZ Electronic Materials SA	1,004,896	5,487,990
Bodycote PLC	499,630	3,152,176
Cobham PLC	932,803	3,339,444
CPP Group PLC (b)	680,956	107,872
Croda International PLC	345,638	13,534,798
De La Rue PLC	469,849	7,685,751
Diploma PLC	568,841	4,365,935
Domino Printing Sciences PLC	554,518	4,956,234
Fenner PLC	277,461	1,729,449
Greene King PLC	364,274	3,532,318
Halma PLC	546,290	3,739,428
Interserve PLC	582,787	3,431,192
Laird PLC	1,325,562	4,820,443
Rexam PLC	891,964	6,264,051
Rotork PLC	367,058	13,413,367
Serco Group PLC	458,019	4,289,731
Spectris PLC	255,078	7,105,271
Spirax-Sarco Engineering PLC	118,823	4,012,113
TT electronics PLC	841,367	1,953,043
Ultra Electronics Holdings PLC	234,214	5,831,977

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Victrex PLC	285,720	$6,099,450
Total		108,852,033
Total Common Stocks (Cost: $303,277,518)		$353,125,867

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	9,989,135	$9,989,135
Total Money Market Funds (Cost: $9,989,135)		$9,989,135

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.1%
Repurchase Agreements 0.1%
Societe Generale dated 09/28/12, matures 10/01/12, repurchase price $232,639 (e)
	0.200%	232,635	$232,635
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $232,635)			$232,635

Total Investments
(Cost: $313,499,288) (f)			$363,347,637(g)
Other Assets & Liabilities, Net			1,473,913
Net Assets			$364,821,550

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Jackson Partners & Associates Inc.	October 31, 2012	7,948,000 (AUD)	8,153,146 (USD)	—	(68,113)
Jackson Partners & Associates Inc.	October 31, 2012	7,359,000 (NZD)	5,798,561 (USD)	—	(288,697)
Total				—	(356,810)

Notes to Portfolio of Investments

(a)	At September 30, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	11,170,216	46,259,392	(47,440,473)	9,989,135	9,001	9,989,135

(e)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Societe Generale (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	42,400
United States Treasury Note/Bond	143,269
United States Treasury Strip Coupon	12,386
United States Treasury Strip Principal	39,233
Total Market Value of Collateral Securities	237,288

(f)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $313,499,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$65,981,000
Unrealized Depreciation	(16,132,000)
Net Unrealized Appreciation	$49,849,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
NZD	New Zealand Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	36,829,093	—	36,829,093
Consumer Staples	—	7,286,526	—	7,286,526
Energy	6,393,907	6,405,154	—	12,799,061
Financials	5,935,728	27,241,565	—	33,177,293
Health Care	—	19,769,963	—	19,769,963
Industrials	—	127,407,534	—	127,407,534
Information Technology	—	46,309,282	—	46,309,282
Materials	—	54,995,274	—	54,995,274
Telecommunication Services	—	5,749,918	—	5,749,918
Utilities	—	8,801,923	—	8,801,923
Total Equity Securities	12,329,635	340,796,232	—	353,125,867

Other
Money Market Funds	9,989,135	—	—	9,989,135
Investments of Cash Collateral Received for Securities on Loan	—	232,635	—	232,635
Total Other	9,989,135	232,635	—	10,221,770

Investments in Securities	22,318,770	341,028,867	—	363,347,637
Derivatives
Liabilities
Forward Foreign Currency Exchange Contracts	—	(356,810)	—	(356,810)
Total	22,318,770	340,672,057	—	362,990,827

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
AUSTRALIA 9.3%
Centro Retail Australia	797,921	$1,730,031
CFS Retail Property Trust	1,026,961	2,049,073
Commonwealth Property Office Fund	1,107,036	1,185,990
Dexus Property Group	3,637,849	3,576,491
Goodman Group	743,512	3,038,910
GPT Group	1,207,404	4,244,452
Investa Office Fund	168,527	503,612
Mirvac Group	1,559,807	2,306,839
Stockland	1,083,211	3,736,772
Westfield Group	1,344,627	14,129,875
Westfield Retail Trust	1,728,499	5,161,154
Total		41,663,199
AUSTRIA —%
Conwert Immobilien Invest SE	10,554	118,034
BELGIUM 0.1%
Befimmo SCA Sicafi	3,400	200,545
Cofinimmo	2,858	317,429
Total		517,974
BRAZIL 0.7%
BR Malls Participacoes SA	30,160	415,225
BR Properties SA	68,510	890,487
Iguatemi Empresa de Shopping Centers SA	39,400	1,009,075
PDG Realty SA Empreendimentos e Participacoes	490,030	928,211
Total		3,242,998
CANADA 3.5%
Amarillo Gold Corp. (a)	27,440	424,537
Boardwalk Real Estate Investment Trust (a)	30,870	2,040,730
Brookfield Office Properties (a)	17,362	502,617
Brookfield Office Properties, Inc.	395,717	6,553,073
Calloway Real Estate Investment Trust (a)	28,068	852,804
Canadian Apartment Properties REIT (a)	2,200	55,655
China Gold International Resources Corp., Ltd. (a)	1,301	32,264
Extendicare, Inc.	36,280	295,229
First Capital Realty, Inc.	5,800	110,855
RioCan Real Estate Investment Trust	168,695	4,748,032
Total		15,615,796

Issuer	Shares	Value

Common Stocks (continued)
CHINA 1.4%
Agile Property Holdings Ltd.	1,894,000	$2,117,031
China Overseas Land & Investment Ltd.	188,000	473,800
Country Garden Holdings Co. (a)	5,083,288	1,970,898
Evergrande Real Estate Group Ltd.	1,803,000	706,271
Guangzhou R&F Properties Co., Ltd., Class H	501,200	573,635
Shimao Property Holdings Ltd.	296,000	505,864
Soho China Ltd.	252,000	155,102
Total		6,502,601
FINLAND 0.3%
Citycon OYJ	85,577	256,232
Sponda OYJ	224,274	919,368
Total		1,175,600
FRANCE 3.4%
Altarea	2,439	363,571
Fonciere Des Regions	8,436	634,180
Gecina SA	11,784	1,206,293
ICADE	15,310	1,247,339
Klepierre	41,486	1,454,873
Mercialys SA	45,929	947,583
Societe de la Tour Eiffel	4,266	223,721
Societe Immobiliere de Location pour l’Industrie et le Commerce	4,891	505,957
Unibail-Rodamco SE	43,460	8,662,065
Total		15,245,582
GERMANY 0.5%
Alstria Office REIT AG	84,177	985,552
Deutsche Euroshop AG	10,773	401,471
Deutsche Wohnen AG	3,700	64,996
GSW Immobilien AG	10,073	373,573
Prime Office REIT-AG	101,825	444,760
Total		2,270,352
HONG KONG 15.9%
China Resources Land Ltd.	604,000	1,320,473
Hang Lung Properties Ltd.	696,000	2,369,796
Henderson Land Development Co., Ltd.	481,893	3,451,055
Hongkong Land Holdings Ltd.	2,119,000	12,698,961
Hysan Development Co., Ltd.	1,000,500	4,543,205
Kerry Properties Ltd.	997,000	5,027,642
Link REIT (The)	729,500	3,455,157
New World Development Co., Ltd.	1,389,307	2,140,921
Sino Land Co., Ltd.	1,740,967	3,242,127

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Sun Hung Kai Properties Ltd.	1,891,637	$27,524,170
Swire Properties Ltd.	987,300	3,047,609
Wharf Holdings Ltd.	352,466	2,437,233
Total		71,258,349
ITALY 0.2%
Beni Stabili SpA	1,477,086	778,233
JAPAN 9.6%
Activia Properties, Inc. (a)	15	91,857
Japan Real Estate Investment Corp.	241	2,425,279
Japan Retail Fund Investment Corp.	93	166,055
Mitsubishi Estate Co., Ltd.	808,000	15,449,058
Mitsui Fudosan Co., Ltd.	629,000	12,569,083
Nippon Building Fund, Inc.	224	2,414,512
NTT Urban Development Corp.	429	348,119
Sumitomo Realty & Development Co., Ltd.	343,000	9,088,967
Tokyo Tatemono Co., Ltd. (a)	77,000	300,459
Tokyu REIT, Inc.	53	272,765
United Urban Investment Corp.	160	185,536
Total		43,311,690
NETHERLANDS 0.6%
Corio NV	35,023	1,489,033
Eurocommercial Properties NV	23,611	894,765
Wereldhave NV	5,381	299,206
Total		2,683,004
NORWAY 0.1%
Norwegian Property ASA	324,153	495,093
SINGAPORE 2.8%
CapitaCommercial Trust	818,000	993,913
CapitaLand Ltd.	1,661,000	4,278,442
CapitaMall Trust	883,000	1,448,145
CapitaMalls Asia Ltd.	592,000	792,468
City Developments Ltd.	117,000	1,113,623
Global Logistic Properties Ltd.	809,000	1,649,074
Keppel Land Ltd.	190,000	546,763
Suntec Real Estate Investment Trust	750,000	905,147
UOL Group Ltd.	207,000	963,574
Total		12,691,149
SWEDEN 0.7%
Atrium Ljungberg AB, Class B	51,364	660,739
Castellum AB	68,340	924,371

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Hufvudstaden AB	140,242	$1,738,934
Total		3,324,044
SWITZERLAND 1.0%
Mobimo Holding AG	1,306	299,526
PSP Swiss Property AG	36,002	3,270,995
Swiss Prime Site AG	12,063	996,592
Total		4,567,113
UNITED KINGDOM 6.2%
Atrium European Real Estate Ltd.	110,330	576,192
Big Yellow Group PLC	179,646	910,890
British Land Co. PLC	448,969	3,784,473
Capital & Counties Properties PLC	230,531	810,785
Capital & Regional PLC (a)	1,151,907	492,926
Capital Shopping Centres Group PLC	250,953	1,325,941
Derwent London PLC	40,317	1,273,432
Grainger PLC	468,378	814,574
Great Portland Estates PLC	163,669	1,191,695
Hammerson PLC	495,747	3,610,399
Land Securities Group PLC	389,617	4,791,002
LXB Retail Properties PLC (a)	853,016	1,549,631
Metric Property Investments PLC	461,187	692,594
Quintain Estates & Development PLC (a)	763,681	650,509
Safestore Holdings PLC	704,072	1,171,043
Segro PLC	302,096	1,106,386
Shaftesbury PLC	59,005	503,085
St. Modwen Properties PLC	375,819	1,207,069
Unite Group PLC	336,655	1,433,009
Total		27,895,635
UNITED STATES 41.9%
Acadia Realty Trust	41,400	1,027,548
Apartment Investment & Management Co., Class A	173,822	4,517,634
Ashford Hospitality Trust, Inc.	93,000	781,200
Assisted Living Concepts, Inc., Class A	81,950	625,278
AvalonBay Communities, Inc.	42,158	5,733,066
Boston Properties, Inc.	82,175	9,089,377
BRE Properties, Inc.	50,423	2,364,334
Camden Property Trust	46,516	2,999,817
CommonWealth REIT	18,061	262,968
Cousins Properties, Inc.	202,101	1,604,682
DCT Industrial Trust, Inc.	412,848	2,671,127
Digital Realty Trust, Inc.	31,998	2,235,060
Douglas Emmett, Inc.	858	19,794
Duke Realty Corp.	112,780	1,657,866

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Equity Lifestyle Properties, Inc.	53,063	$3,614,651
Equity Residential	306,973	17,660,157
Federal Realty Investment Trust	25,051	2,637,870
Forest City Enterprises, Inc., Class A (a)	487,223	7,722,484
General Growth Properties, Inc.	323,060	6,293,209
HCP, Inc.	251,707	11,195,927
Healthcare Realty Trust, Inc.	158,338	3,649,691
Host Hotels & Resorts, Inc.	632,915	10,158,286
Hudson Pacific Properties, Inc.	58,750	1,086,875
Lexington Realty Trust	16,213	156,618
Liberty Property Trust	29,341	1,063,318
Macerich Co. (The)	45,766	2,619,188
Mack-Cali Realty Corp.	144,513	3,844,046
Omega Healthcare Investors, Inc.	30,790	699,857
Parkway Properties, Inc.	1,810	24,200
ProLogis, Inc.	99,040	3,469,371
PS Business Parks, Inc.	9,463	632,318
Public Storage	57,635	8,021,063
Regency Centers Corp.	185,453	9,037,125
Retail Opportunity Investments Corp.	22,315	287,194
Senior Housing Properties Trust	192,905	4,201,471
Simon Property Group, Inc.	170,073	25,818,782

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Sovran Self Storage, Inc.	580	$33,553
Starwood Hotels & Resorts Worldwide, Inc.	155,722	9,025,647
Starwood Property Trust, Inc.	85,180	1,982,139
UDR, Inc.	105,730	2,624,219
Ventas, Inc.	27,540	1,714,365
Vornado Realty Trust	154,968	12,560,156
Winthrop Realty Trust	47,800	515,284
Total		187,938,815
Total Common Stocks (Cost: $372,395,684)		$441,295,261

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	6,586,917	$6,586,917
Total Money Market Funds (Cost: $6,586,917)		$6,586,917
Total Investments
(Cost: $378,982,601) (d)		$447,882,178(e)
Other Assets & Liabilities, Net		1,149,596
Net Assets		$449,031,774

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	13,765,000	59,151,897	(66,329,980)	6,586,917	10,320	6,586,917

(d)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $378,983,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$73,722,000
Unrealized Depreciation	(4,823,000)
Net Unrealized Appreciation	$68,899,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,953,858	—	—	9,953,858
Financials	195,923,243	234,497,652	—	430,420,895
Health Care	920,508	—	—	920,508
Total Equity Securities	206,797,609	234,497,652	—	441,295,261

Other
Money Market Funds	6,586,917	—	—	6,586,917
Total Other	6,586,917	—	—	6,586,917
Total	213,384,526	234,497,652	—	447,882,178

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
CONSUMER DISCRETIONARY 7.7%
Household Durables 1.8%
Whirlpool Corp.	408,600	$33,877,026
Leisure Equipment & Products 1.8%
Mattel, Inc.	963,700	34,192,076
Media 1.9%
Time Warner, Inc.	758,400	34,378,272
Specialty Retail 2.2%
Staples, Inc.	3,628,800	41,803,776
TOTAL CONSUMER DISCRETIONARY		144,251,150
CONSUMER STAPLES 6.9%
Beverages 2.0%
Molson Coors Brewing Co., Class B	430,900	19,412,045
PepsiCo, Inc.	259,300	18,350,661
Total		37,762,706
Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc.	368,100	27,165,780
Household Products 1.8%
Kimberly-Clark Corp.	387,500	33,239,750
Tobacco 1.7%
Reynolds American, Inc.	752,500	32,613,350
TOTAL CONSUMER STAPLES		130,781,586
ENERGY 19.0%
Energy Equipment & Services 1.9%
Ensco PLC, Class A	659,800	35,998,688
Oil, Gas & Consumable Fuels 17.1%
Chevron Corp.	346,600	40,399,696
ConocoPhillips	1,345,000	76,907,100
Marathon Oil Corp.	1,610,400	47,619,528
Phillips 66	982,750	45,570,118
Royal Dutch Shell PLC, ADR	520,300	36,114,023
Total SA, ADR	1,518,400	76,071,840
Total		322,682,305
TOTAL ENERGY		358,680,993

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 17.2%
Commercial Banks 5.1%
Fifth Third Bancorp	1,358,900	$21,076,539
PNC Financial Services Group, Inc.	611,100	38,560,410
Wells Fargo & Co.	1,045,500	36,101,115
Total		95,738,064
Diversified Financial Services 4.0%
JPMorgan Chase & Co.	1,872,000	75,778,560
Insurance 6.2%
Allstate Corp. (The)	956,100	37,871,121
MetLife, Inc.	1,202,400	41,434,704
Travelers Companies, Inc. (The)	543,700	37,112,962
Total		116,418,787
Real Estate Investment Trusts (REITs) 1.9%
Annaly Capital Management, Inc.	2,111,200	35,552,608
TOTAL FINANCIALS		323,488,019
HEALTH CARE 11.3%
Health Care Equipment & Supplies 1.9%
Medtronic, Inc.	834,200	35,970,704
Pharmaceuticals 9.4%
AstraZeneca PLC, ADR	1,262,100	60,404,106
Johnson & Johnson	512,200	35,295,702
Merck & Co., Inc.	900,400	40,608,040
Pfizer, Inc.	1,641,900	40,801,215
Total		177,109,063
TOTAL HEALTH CARE		213,079,767
INDUSTRIALS 6.3%
Aerospace & Defense 4.0%
Lockheed Martin Corp.	408,900	38,183,082
Northrop Grumman Corp.	548,100	36,410,283
Total		74,593,365
Commercial Services & Supplies 0.2%
RR Donnelley & Sons Co.	427,060	4,526,836
Industrial Conglomerates 2.1%
General Electric Co.	1,771,100	40,221,681
TOTAL INDUSTRIALS		119,341,882

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 12.6%
Communications Equipment 3.9%
Cisco Systems, Inc.	1,950,600	$37,236,954
Harris Corp.	705,100	36,115,222
Total		73,352,176
Office Electronics 1.8%
Xerox Corp.	4,617,400	33,891,716
Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	3,302,400	74,898,432
Software 3.0%
CA, Inc.	1,659,600	42,759,594
Microsoft Corp.	456,300	13,588,614
Total		56,348,208
TOTAL INFORMATION TECHNOLOGY		238,490,532
MATERIALS 11.2%
Chemicals 2.0%
EI du Pont de Nemours & Co.	735,300	36,963,531
Metals & Mining 5.2%
Barrick Gold Corp.	1,273,400	53,177,184
Freeport-McMoRan Copper & Gold, Inc.	1,162,200	45,999,876
Total		99,177,060
Paper & Forest Products 4.0%
International Paper Co.	2,089,600	75,894,272
TOTAL MATERIALS		212,034,863

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	863,400	$32,550,180
TOTAL TELECOMMUNICATION SERVICES		32,550,180
UTILITIES 3.2%
Electric Utilities 2.0%
American Electric Power Co., Inc.	833,500	36,623,990
Multi-Utilities 1.2%
Ameren Corp.	705,300	23,042,151
TOTAL UTILITIES		59,666,141
Total Common Stocks (Cost: $1,559,750,944)		$1,832,365,113

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.151% (a)(b)	39,038,375	39,038,375
Total Money Market Funds (Cost: $39,038,375)		$39,038,375
Total Investments
(Cost: $1,598,789,319)		$1,871,403,488(c)
Other Assets & Liabilities, Net		15,596,406
Net Assets		$1,886,999,894

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	57,698,139	301,465,277	(320,125,041)	39,038,375	65,129	39,038,375

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	144,251,150	—	—	144,251,150
Consumer Staples	130,781,586	—	—	130,781,586
Energy	358,680,993	—	—	358,680,993
Financials	323,488,019	—	—	323,488,019
Health Care	213,079,767	—	—	213,079,767
Industrials	119,341,882	—	—	119,341,882
Information Technology	238,490,532	—	—	238,490,532
Materials	212,034,863	—	—	212,034,863
Telecommunication Services	32,550,180	—	—	32,550,180
Utilities	59,666,141	—	—	59,666,141
Total Equity Securities	1,832,365,113	—	—	1,832,365,113

Other
Money Market Funds	39,038,375	—	—	39,038,375
Total Other	39,038,375	—	—	39,038,375
Total	1,871,403,488	—	—	1,871,403,488

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 17.5%
Auto Components 1.1%
BorgWarner, Inc. (a)	286,600	$19,806,926
Hotels, Restaurants & Leisure 3.5%
Las Vegas Sands Corp.	420,300	19,489,311
Starbucks Corp.	511,700	25,968,775
Yum! Brands, Inc.	257,000	17,049,380
Total		62,507,466
Internet & Catalog Retail 4.6%
Amazon.com, Inc. (a)	149,000	37,893,680
priceline.com, Inc. (a)	71,275	44,099,981
Total		81,993,661
Media 0.9%
CBS Corp., Class B Non Voting	434,400	15,781,752
Multiline Retail 1.1%
Dollar General Corp. (a)	393,000	20,255,220
Specialty Retail 3.1%
Gap, Inc. (The)	557,600	19,950,928
O’Reilly Automotive, Inc. (a)	156,900	13,119,978
Ross Stores, Inc.	107,800	6,963,880
Ulta Salon Cosmetics & Fragrance, Inc.	164,900	15,880,694
Total		55,915,480
Textiles, Apparel & Luxury Goods 3.2%
Coach, Inc.	316,900	17,752,738
Michael Kors Holdings Ltd. (a)	342,300	18,203,514
Ralph Lauren Corp.	132,100	19,977,483
Total		55,933,735
TOTAL CONSUMER DISCRETIONARY		312,194,240
CONSUMER STAPLES 3.5%
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	195,500	19,574,438
CVS Caremark Corp.	581,100	28,136,862
Total		47,711,300
Personal Products 0.8%
Estee Lauder Companies, Inc. (The), Class A	238,200	14,665,974
TOTAL CONSUMER STAPLES		62,377,274

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.9%
Energy Equipment & Services 3.5%
Cameron International Corp. (a)	320,600	$17,976,042
FMC Technologies, Inc. (a)	543,600	25,168,680
Schlumberger Ltd.	269,000	19,456,770
Total		62,601,492
Oil, Gas & Consumable Fuels 3.4%
Cabot Oil & Gas Corp.	403,700	18,126,130
Concho Resources, Inc. (a)	239,300	22,673,675
Range Resources Corp.	263,400	18,403,758
Total		59,203,563
TOTAL ENERGY		121,805,055
FINANCIALS 4.9%
Capital Markets 2.6%
BlackRock, Inc.	103,400	18,436,220
Franklin Resources, Inc.	222,800	27,865,596
Total		46,301,816
Diversified Financial Services 0.8%
IntercontinentalExchange, Inc. (a)	104,100	13,887,981
Real Estate Investment Trusts (REITs) 1.5%
American Tower Corp.	378,700	27,035,393
TOTAL FINANCIALS		87,225,190
HEALTH CARE 12.8%
Biotechnology 3.2%
Biogen Idec, Inc. (a)	186,200	27,786,626
Celgene Corp. (a)	383,300	29,284,120
Total		57,070,746
Health Care Equipment & Supplies 3.6%
Covidien PLC	401,000	23,827,420
Edwards Lifesciences Corp. (a)	212,600	22,826,862
Intuitive Surgical, Inc. (a)	34,680	17,188,448
Total		63,842,730
Health Care Providers & Services 4.1%
Express Scripts Holding Co. (a)	756,200	47,391,054
UnitedHealth Group, Inc.	452,500	25,073,025
Total		72,464,079
Health Care Technology 1.3%
Cerner Corp. (a)	312,400	24,182,884

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 0.6%
Shire PLC, ADR	116,400	$10,324,680
TOTAL HEALTH CARE		227,885,119
INDUSTRIALS 13.3%
Aerospace & Defense 3.2%
Precision Castparts Corp.	165,800	27,081,772
United Technologies Corp.	375,200	29,374,408
Total		56,456,180
Construction & Engineering 1.3%
Fluor Corp.	416,200	23,423,736
Industrial Conglomerates 3.1%
Danaher Corp.	997,300	55,001,095
Machinery 2.1%
Caterpillar, Inc.	203,200	17,483,328
Illinois Tool Works, Inc.	334,300	19,880,821
Total		37,364,149
Road & Rail 3.6%
Union Pacific Corp.	548,100	65,059,470
TOTAL INDUSTRIALS		237,304,630
INFORMATION TECHNOLOGY 34.2%
Communications Equipment 3.4%
QUALCOMM, Inc.	967,700	60,471,573
Computers & Peripherals 10.5%
Apple, Inc.	228,075	152,185,324
EMC Corp. (a)	1,284,900	35,039,223
Total		187,224,547
Internet Software & Services 5.7%
eBay, Inc. (a)	484,200	23,440,122
Google, Inc., Class A (a)	81,190	61,257,855
VeriSign, Inc. (a)	369,600	17,995,824
Total		102,693,801

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 9.2%
International Business Machines Corp.	260,900	$54,123,705
Mastercard, Inc., Class A	47,865	21,610,090
Teradata Corp. (a)	228,900	17,261,349
Visa, Inc., Class A	524,200	70,389,576
Total		163,384,720
Semiconductors & Semiconductor Equipment 0.9%
Altera Corp.	473,100	16,078,304
Software 4.5%
Citrix Systems, Inc. (a)	182,500	13,974,025
Intuit, Inc.	311,600	18,347,008
Salesforce.com, Inc. (a)	309,300	47,227,017
Total		79,548,050
TOTAL INFORMATION TECHNOLOGY		609,400,995
MATERIALS 4.3%
Chemicals 4.3%
Ecolab, Inc.	391,200	25,353,672
Monsanto Co.	562,774	51,223,689
Total		76,577,361
TOTAL MATERIALS		76,577,361
TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
SBA Communications Corp., Class A (a)	334,500	21,040,050
TOTAL TELECOMMUNICATION SERVICES		21,040,050
Total Common Stocks (Cost: $1,418,969,530)		$1,755,809,914

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	16,902,739	16,902,739
Total Money Market Funds (Cost: $16,902,739)		$16,902,739
Total Investments
(Cost: $1,435,872,269)		$1,772,712,653(d)
Other Assets & Liabilities, Net		8,936,888
Net Assets		$1,781,649,541

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	60,793,193	433,160,551	(477,051,005)	16,902,739	49,035	16,902,739

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	312,194,240	—	—	312,194,240
Consumer Staples	62,377,274	—	—	62,377,274
Energy	121,805,055	—	—	121,805,055
Financials	87,225,190	—	—	87,225,190
Health Care	227,885,119	—	—	227,885,119
Industrials	237,304,630	—	—	237,304,630
Information Technology	609,400,995	—	—	609,400,995
Materials	76,577,361	—	—	76,577,361
Telecommunication Services	21,040,050	—	—	21,040,050
Total Equity Securities	1,755,809,914	—	—	1,755,809,914

Other
Money Market Funds	16,902,739	—	—	16,902,739
Total Other	16,902,739	—	—	16,902,739
Total	1,772,712,653	—	—	1,772,712,653

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
CONSUMER DISCRETIONARY 14.9%
Diversified Consumer Services 1.5%
Service Corp. International	574,288	$7,729,916
Hotels, Restaurants & Leisure 3.7%
7 Days Group Holdings Ltd., ADR (a)	106,267	1,234,823
Arcos Dorados Holdings, Inc., Class A	262,531	4,050,853
BJ’s Restaurants, Inc. (a)(b)	133,643	6,060,710
Bravo Brio Restaurant Group, Inc. (a)(b)	20,837	303,178
Ignite Restaurant Group, Inc. (a)	7,000	97,580
Life Time Fitness, Inc. (a)(b)	91,530	4,186,582
Peet’s Coffee & Tea, Inc. (a)	23,213	1,702,442
Shuffle Master, Inc. (a)	114,100	1,803,921
Total		19,440,089
Household Durables 1.1%
Harman International Industries, Inc.	110,550	5,102,988
SodaStream International Ltd. (a)(b)	21,500	842,155
Total		5,945,143
Internet & Catalog Retail 1.1%
HomeAway, Inc. (a)	92,186	2,161,762
Kayak Software Corp. (a)	17,688	624,917
Shutterfly, Inc. (a)(b)	96,182	2,993,184
Total		5,779,863
Leisure Equipment & Products 0.6%
Sturm Ruger & Co., Inc.	64,547	3,194,431
Media 0.5%
IMAX Corp. (a)	129,610	2,580,535
Specialty Retail 4.7%
American Eagle Outfitters, Inc.	192,873	4,065,763
Asbury Automotive Group, Inc. (a)(b)	56,900	1,590,355
Cabela’s, Inc. (a)(b)	213,040	11,649,027
DSW, Inc., Class A	46,500	3,102,480
Hibbett Sports, Inc. (a)(b)	14,720	875,104
Vitamin Shoppe, Inc. (a)(b)	52,160	3,041,971
Total		24,324,700
Textiles, Apparel & Luxury Goods 1.7%
Columbia Sportswear Co.	72,973	3,940,542
Crocs, Inc. (a)	221,925	3,597,404
Steven Madden Ltd. (a)	34,336	1,501,170
Total		9,039,116
TOTAL CONSUMER DISCRETIONARY		78,033,793

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 5.4%
Food & Staples Retailing 3.5%
Fresh Market, Inc. (The) (a)	53,900	$3,232,922
Pricesmart, Inc.	135,847	10,286,335
United Natural Foods, Inc. (a)	84,549	4,941,889
Total		18,461,146
Food Products 0.1%
Smart Balance, Inc. (a)	24,278	293,278
Household Products 0.6%
Energizer Holdings, Inc.	46,366	3,459,367
Personal Products 1.2%
Nu Skin Enterprises, Inc., Class A	161,195	6,259,202
TOTAL CONSUMER STAPLES		28,472,993
ENERGY 6.8%
Energy Equipment & Services 3.5%
Atwood Oceanics, Inc. (a)	177,726	8,077,647
Core Laboratories NV	19,835	2,409,556
Forum Energy Technologies, Inc. (a)	94,370	2,295,078
Geospace Technologies Corp.	13,801	1,689,380
Lufkin Industries, Inc.	70,489	3,793,718
Total		18,265,379
Oil, Gas & Consumable Fuels 3.3%
Approach Resources, Inc. (a)(b)	122,100	3,678,873
Carrizo Oil & Gas, Inc. (a)	86,289	2,158,088
Gulfport Energy Corp. (a)	15,336	479,403
Kodiak Oil & Gas Corp. (a)	144,000	1,347,840
Laredo Petroleum Holdings, Inc. (a)	74,743	1,642,851
Midstates Petroleum Co., Inc. (a)	38,847	336,027
Oasis Petroleum, Inc. (a)	64,100	1,889,027
Sanchez Energy Corp. (a)	40,825	834,055
World Fuel Services Corp.	137,414	4,893,312
Total		17,259,476
TOTAL ENERGY		35,524,855
FINANCIALS 11.6%
Capital Markets 3.0%
Eaton Vance Corp.	304,674	8,823,359
Financial Engines, Inc. (a)(b)	181,900	4,334,677
Greenhill & Co., Inc.	45,525	2,355,919
Total		15,513,955

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks 0.8%
SVB Financial Group (a)	69,400	$4,195,924
Diversified Financial Services 0.6%
MarkeTaxess Holdings, Inc.	102,716	3,245,826
Insurance 3.8%
Alleghany Corp. (a)	9,208	3,176,207
eHealth, Inc. (a)	46,200	867,174
MBIA, Inc. (a)	506,559	5,131,443
Montpelier Re Holdings Ltd.	267,017	5,909,086
White Mountains Insurance Group Ltd.	9,574	4,914,717
Total		19,998,627
Real Estate Investment Trusts (REITs) 1.5%
First Industrial Realty Trust, Inc. (a)	289,646	3,805,949
Hatteras Financial Corp.	145,101	4,090,397
Total		7,896,346
Real Estate Management & Development 1.9%
Alexander & Baldwin, Inc. (a)	158,835	4,690,397
Tejon Ranch Co. (a)	144,595	4,343,634
Zillow, Inc., Class A (a)	21,900	923,742
Total		9,957,773
TOTAL FINANCIALS		60,808,451
HEALTH CARE 13.4%
Biotechnology 1.5%
Arqule, Inc. (a)	122,166	624,268
AVEO Pharmaceuticals, Inc. (a)	71,509	744,409
Cepheid, Inc. (a)(b)	27,400	945,574
Chelsea Therapeutics International Ltd. (a)	237,558	285,070
Exact Sciences Corp. (a)	71,010	781,820
Genomic Health, Inc. (a)	13,900	482,191
Immunogen, Inc. (a)	52,825	771,245
Incyte Corp., Ltd. (a)	62,003	1,119,154
Ironwood Pharmaceuticals, Inc. (a)	84,100	1,074,798
Theravance, Inc. (a)	39,742	1,029,715
Total		7,858,244
Health Care Equipment & Supplies 5.9%
ABIOMED, Inc. (a)(b)	75,100	1,576,349
Align Technology, Inc. (a)(b)	111,200	4,111,064
Cynosure Inc., Class A (a)	32,500	857,350
DexCom, Inc. (a)(b)	290,243	4,362,352

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Endologix, Inc. (a)(b)	524,448	$7,247,871
HeartWare International, Inc. (a)	10,152	959,263
Masimo Corp. (a)	79,690	1,926,904
Novadaq Technologies, Inc. (a)	34,700	358,798
NxStage Medical, Inc. (a)(b)	245,284	3,240,202
Volcano Corp. (a)	206,369	5,895,962
Total		30,536,115
Health Care Providers & Services 1.5%
HMS Holdings Corp. (a)	29,400	982,842
MWI Veterinary Supply, Inc. (a)	14,300	1,525,524
Tenet Healthcare Corp. (a)	868,790	5,447,313
Total		7,955,679
Health Care Technology 0.6%
HealthStream, Inc. (a)	25,300	720,038
Merge Healthcare, Inc. (a)(b)	599,414	2,295,756
Total		3,015,794
Life Sciences Tools & Services 0.7%
Fluidigm Corp. (a)	65,181	1,108,077
Illumina, Inc. (a)	55,800	2,689,560
Total		3,797,637
Pharmaceuticals 3.2%
Akorn, Inc. (a)(b)	383,110	5,064,714
Corcept Therapeutics, Inc. (a)	233,677	651,959
Impax Laboratories, Inc. (a)	168,675	4,378,803
Jazz Pharmaceuticals PLC (a)	53,100	3,027,231
MAP Pharmaceuticals, Inc. (a)	64,800	1,008,936
Optimer Pharmaceuticals, Inc. (a)	42,394	598,603
Salix Pharmaceuticals Ltd. (a)	49,775	2,107,474
Total		16,837,720
TOTAL HEALTH CARE		70,001,189
INDUSTRIALS 13.9%
Aerospace & Defense 0.6%
Hexcel Corp. (a)	121,050	2,907,621
Commercial Services & Supplies 2.9%
Corrections Corp. of America	230,628	7,714,507
InnerWorkings, Inc. (a)(b)	194,500	2,532,390
Performant Financial Corp. (a)	128,922	1,375,598
Ritchie Bros Auctioneers, Inc.	188,279	3,620,605
Total		15,243,100

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.3%
Thermon Group Holdings, Inc. (a)	56,839	$1,420,407
Machinery 2.1%
Chart Industries, Inc. (a)(b)	77,601	5,730,834
Colfax Corp. (a)(b)	50,100	1,837,167
Middleby Corp. (a)	22,515	2,603,634
Robbins & Myers, Inc.	16,300	971,480
Total		11,143,115
Marine 0.6%
Matson, Inc.	158,835	3,321,240
Professional Services 1.7%
Advisory Board Co. (The) (a)	60,400	2,888,932
Corporate Executive Board Co. (The)	28,500	1,528,455
Mistras Group, Inc. (a)(b)	59,885	1,389,332
On Assignment, Inc. (a)(b)	161,660	3,220,267
Total		9,026,986
Road & Rail 3.3%
Genesee & Wyoming, Inc., Class A (a)	105,575	7,058,744
Kansas City Southern	21,909	1,660,264
Old Dominion Freight Line, Inc. (a)	278,292	8,393,287
Total		17,112,295
Trading Companies & Distributors 2.4%
DXP Enterprises, Inc. (a)	65,000	3,105,050
Kaman Corp.	142,800	5,120,808
MRC Global, Inc. (a)	74,107	1,822,291
Titan Machinery, Inc. (a)	52,883	1,072,467
WESCO International, Inc. (a)	25,512	1,459,287
Total		12,579,903
TOTAL INDUSTRIALS		72,754,667
INFORMATION TECHNOLOGY 23.9%
Communications Equipment 2.5%
Aruba Networks, Inc. (a)	298,422	6,710,018
Ixia (a)	257,524	4,138,411
Procera Networks, Inc. (a)(b)	101,044	2,374,534
Total		13,222,963
Computers & Peripherals 0.6%
Fusion-io, Inc. (a)	73,154	2,214,372
Stratasys, Inc. (a)	14,800	805,120
Total		3,019,492

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 2.3%
Cognex Corp.	53,857	$1,862,375
FARO Technologies, Inc. (a)	77,000	3,181,640
IPG Photonics Corp. (a)	22,425	1,284,953
OSI Systems, Inc. (a)	42,000	3,269,280
Universal Display Corp. (a)	61,459	2,112,960
Total		11,711,208
Internet Software & Services 5.5%
Brightcove, Inc. (a)	280,587	3,277,256
Cornerstone OnDemand, Inc. (a)	52,830	1,619,768
Demandware, Inc. (a)	46,367	1,472,152
Envestnet, Inc. (a)(b)	190,900	2,233,530
Liquidity Services, Inc. (a)(b)	66,300	3,328,923
LivePerson, Inc. (a)(b)	61,050	1,105,616
MercadoLibre, Inc.	32,880	2,714,244
OpenTable, Inc. (a)	31,600	1,314,560
SciQuest, Inc. (a)	223,189	4,062,040
SPS Commerce, Inc. (a)	36,396	1,400,154
ValueClick, Inc. (a)(b)	353,142	6,070,511
Total		28,598,754
IT Services 1.1%
Gartner, Inc. (a)	28,700	1,322,783
MAXIMUS, Inc.	8,000	477,760
ServiceSource International, Inc. (a)(b)	140,700	1,443,582
Wright Express Corp. (a)	38,810	2,705,833
Total		5,949,958
Semiconductors & Semiconductor Equipment 2.1%
Cavium, Inc. (a)(b)	121,200	4,039,596
Entegris, Inc. (a)	195,420	1,588,765
Exar Corp. (a)	54,367	434,936
Micrel, Inc.	475,744	4,957,252
Total		11,020,549
Software 9.8%
Advent Software, Inc. (a)	157,614	3,872,576
Allot Communications Ltd. (a)	59,400	1,575,288
BroadSoft, Inc. (a)(b)	91,600	3,757,432
Fortinet, Inc. (a)	109,360	2,639,950
Glu Mobile, Inc. (a)(b)	190,000	879,700
Guidewire Software, Inc. (a)	79,303	2,462,358
Imperva, Inc. (a)	58,541	2,165,432
Infoblox, Inc. (a)	78,162	1,817,266
Kenexa Corp. (a)	59,913	2,745,813
MicroStrategy, Inc., Class A (a)	22,443	3,008,933
Netscout Systems, Inc. (a)	76,225	1,944,500
Proofpoint, Inc. (a)	78,085	1,159,562

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
PROS Holdings, Inc. (a)	217,123	$4,140,536
QLIK Technologies, Inc. (a)	64,521	1,445,916
Qualys, Inc. (a)	82,229	1,180,808
SolarWinds, Inc. (a)	63,024	3,512,958
Sourcefire, Inc. (a)	49,800	2,441,694
Splunk, Inc. (a)	47,850	1,757,052
Synchronoss Technologies, Inc. (a)(b)	221,697	5,076,861
Ultimate Software Group, Inc. (a)(b)	37,259	3,804,144
Total		51,388,779
TOTAL INFORMATION TECHNOLOGY		124,911,703
MATERIALS 6.9%
Chemicals 5.1%
Albemarle Corp.	136,447	7,188,028
Kraton Performance Polymers, Inc. (a)	242,020	6,316,722
NewMarket Corp.	40,915	10,084,729
Tredegar Corp.	185,049	3,282,769
Total		26,872,248
Construction Materials 0.6%
Martin Marietta Materials, Inc.	35,496	2,941,554
Metals & Mining 1.2%
Carpenter Technology Corp.	85,932	4,495,962
Materion Corp.	63,883	1,520,416
Total		6,016,378
TOTAL MATERIALS		35,830,180
Total Common Stocks (Cost: $399,665,948)		$506,337,831

	Shares	Value

Exchange-Traded Funds 0.4%
iShares Russell 2000 Growth Index Fund	23,392	2,236,509
Total Exchange-Traded Funds (Cost: $2,110,341)		$2,236,509

Issuer	Shares	Value

Limited Partnerships 0.4%
ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Kinder Morgan Management LLC (a)(c)	28,512	$2,178,317
TOTAL ENERGY		2,178,317
Total Limited Partnerships (Cost: $1,443,648)		$2,178,317

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.151% (d)(e)	15,439,402	15,439,402
Total Money Market Funds (Cost: $15,439,402)		$15,439,402

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.1%
Repurchase Agreements 7.1%
Natixis Financial Products, Inc. dated 09/28/12, matures 10/01/12, repurchase price $30,000,875 (f)
	0.350%	30,000,000	$30,000,000
Pershing LLC dated 09/28/12, matures 10/01/12, repurchase price $5,000,104 (f)
	0.250%	5,000,000	5,000,000
Societe Generale dated 09/28/12, matures 10/01/12, repurchase price $1,942,481 (f)
	0.200%	1,942,448	1,942,448
Total			36,942,448
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $36,942,448)			$36,942,448
Total Investments
(Cost: $455,601,787)			$563,134,507(g)
Other Assets & Liabilities, Net			(39,668,371)
Net Assets			$523,466,136

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.

(c)	At September 30, 2012, there was no capital committed to the LLC or LP for future investment.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	11,387,300	122,222,654	(118,170,552)	15,439,402	13,238	15,439,402

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.350%)

Security Description	Value ($)
Fannie Mae Pool	1,694,010
Fannie Mae REMICS	7,299,901
Fannie Mae-Aces	75,951
Freddie Mac Reference REMIC	115
Freddie Mac REMICS	7,989,926
Government National Mortgage Association	13,540,990
Total Market Value of Collateral Securities	30,600,893

Pershing LLC (0.250%)

Security Description	Value ($)
Fannie Mae Pool	653,820
Fannie Mae REMICS	1,013,284
Federal Home Loan Banks	188,059
Freddie Mac Gold Pool	471,011
Freddie Mac Non Gold Pool	210,924
Freddie Mac REMICS	345,303
Ginnie Mae I Pool	399,247
Ginnie Mae II Pool	652,744
Government National Mortgage Association	1,165,608
Total Market Value of Collateral Securities	5,100,000

Societe Generale (0.200%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	354,031
United States Treasury Note/Bond	1,196,259
United States Treasury Strip Coupon	103,421
United States Treasury Strip Principal	327,586
Total Market Value of Collateral Securities	1,981,297

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	78,033,793	—	—	78,033,793
Consumer Staples	28,472,993	—	—	28,472,993
Energy	35,524,855	—	—	35,524,855
Financials	60,808,451	—	—	60,808,451
Health Care	70,001,189	—	—	70,001,189
Industrials	72,754,667	—	—	72,754,667
Information Technology	124,911,703	—	—	124,911,703
Materials	35,830,180	—	—	35,830,180
Exchange-Traded Funds	2,236,509	—	—	2,236,509
Total Equity Securities	508,574,340	—	—	508,574,340

Other
Limited Partnerships	2,178,317	—	—	2,178,317
Money Market Funds	15,439,402	—	—	15,439,402
Investments of Cash Collateral Received for Securities on Loan	—	36,942,448	—	36,942,448
Total Other	17,617,719	36,942,448	—	54,560,167
Total	526,192,059	36,942,448	—	563,134,507

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.0%
CONSUMER DISCRETIONARY 14.7%
Auto Components 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	1,062,110	$11,969,980
Cooper Tire & Rubber Co.	381,460	7,316,403
Dana Holding Corp.	668,058	8,217,113
Gentex Corp.	279,900	4,761,099
Motorcar Parts Of America, Inc. (a)(b)	193,320	933,735
Total		33,198,330
Distributors 0.1%
Core-Mark Holding Co., Inc.	37,240	1,791,616
Diversified Consumer Services 1.0%
Ascent Capital Group, Inc., Class A (a)	52,420	2,831,204
Mac-Gray Corp.	426,240	5,715,878
Regis Corp.	245,900	4,519,642
Service Corp. International	98,150	1,321,099
Stewart Enterprises, Inc., Class A	166,280	1,395,921
Total		15,783,744
Hotels, Restaurants & Leisure 1.7%
Bob Evans Farms, Inc.	358,914	14,044,305
Brinker International, Inc.	42,940	1,515,782
CEC Entertainment, Inc.	145,500	4,382,460
Cracker Barrel Old Country Store, Inc.	12,603	845,787
Jack in the Box, Inc. (a)(b)	68,120	1,914,853
Monarch Casino & Resort, Inc. (a)(b)	180,020	1,567,974
Orient-Express Hotels Ltd. (a)(b)	204,100	1,816,490
Pinnacle Entertainment, Inc. (a)	37,590	460,478
Total		26,548,129
Household Durables 1.2%
Ethan Allen Interiors, Inc.	66,540	1,458,557
La-Z-Boy, Inc. (a)	128,860	1,885,222
Ryland Group, Inc. (The)	82,990	2,489,700
Standard Pacific Corp. (a)	337,940	2,284,474
Whirlpool Corp.	125,700	10,421,787
Total		18,539,740
Internet & Catalog Retail 0.1%
Shutterfly, Inc. (a)	60,200	1,873,424
Leisure Equipment & Products 0.5%
Brunswick Corp.	380,900	8,619,767
Media 1.7%
AMC Networks, Inc., Class A (a)	156,400	6,806,528

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
DreamWorks Animation SKG, Inc., Class A (a)(b)	149,150	$2,868,155
John Wiley & Sons, Inc., Class A	89,200	4,098,740
Madison Square Garden Co. (The), Class A (a)	323,720	13,036,204
Total		26,809,627
Multiline Retail 1.3%
Big Lots, Inc. (a)	342,140	10,120,501
Dillard’s, Inc., Class A	75,428	5,454,953
Fred’s, Inc., Class A	335,230	4,770,323
Total		20,345,777
Specialty Retail 4.3%
Aaron’s, Inc.	62,149	1,728,364
Abercrombie & Fitch Co., Class A	57,080	1,936,154
ANN, Inc. (a)	42,940	1,620,126
Ascena Retail Group, Inc. (a)	374,768	8,038,774
Cabela’s, Inc. (a)(b)	215,100	11,761,668
Finish Line, Inc., Class A (The)	336,940	7,662,016
Francesca’s Holdings Corp. (a)	43,190	1,327,229
Genesco, Inc. (a)	21,040	1,403,999
Group 1 Automotive, Inc.	32,380	1,950,247
Men’s Wearhouse, Inc. (The)	308,950	10,637,148
OfficeMax, Inc.	221,990	1,733,742
PEP Boys-Manny, Moe & Jack (The)	248,000	2,524,640
RadioShack Corp.	1,366,466	3,252,189
Rent-A-Center, Inc.	284,311	9,973,630
Stage Stores, Inc.	184,270	3,880,726
Total		69,430,652
Textiles, Apparel & Luxury Goods 0.7%
Iconix Brand Group, Inc. (a)(b)	194,920	3,555,341
Jones Group, Inc. (The)	453,200	5,832,684
True Religion Apparel, Inc.	94,830	2,022,724
Total		11,410,749
TOTAL CONSUMER DISCRETIONARY		234,351,555
CONSUMER STAPLES 2.5%
Food & Staples Retailing 1.6%
Casey’s General Stores, Inc.	100,700	5,753,998
Harris Teeter Supermarkets, Inc.	346,173	13,445,359
Ingles Markets, Inc., Class A	51,320	839,082
Village Super Market, Inc., Class A	162,250	5,964,310
Total		26,002,749
Food Products 0.7%
Annie’s, Inc. (a)	45,290	2,030,804

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Industrias Bachoco SAB de CV, ADR	143,138	$3,435,312
J&J Snack Foods Corp.	67,403	3,864,214
Omega Protein Corp. (a)	176,750	1,212,505
Total		10,542,835
Personal Products 0.1%
Elizabeth Arden, Inc. (a)	38,200	1,804,568
Tobacco 0.1%
Alliance One International, Inc. (a)(b)	445,635	1,439,401
Vector Group, Ltd.	598	9,913
Total		1,449,314
TOTAL CONSUMER STAPLES		39,799,466
ENERGY 5.2%
Energy Equipment & Services 1.5%
Bristow Group, Inc.	125,880	6,363,234
Exterran Holdings, Inc. (a)	78,300	1,587,924
Hercules Offshore, Inc. (a)	409,300	1,997,384
Hornbeck Offshore Services, Inc. (a)(b)	38,470	1,409,925
Newpark Resources, Inc. (a)	252,630	1,871,988
Parker Drilling Co. (a)	682,652	2,887,618
Tetra Technologies, Inc. (a)	229,300	1,387,265
Tidewater, Inc.	149,269	7,244,025
Total		24,749,363
Oil, Gas & Consumable Fuels 3.7%
Advantage Oil & Gas Ltd. (a)	718,525	2,694,469
Berry Petroleum Co., Class A	320,060	13,004,038
Cloud Peak Energy, Inc. (a)	76,710	1,388,451
Comstock Resources, Inc. (a)(b)	112,270	2,063,523
Endeavour International Corp. (a)	127,120	1,229,250
EPL Oil & Gas, Inc. (a)	199,500	4,047,855
Evolution Petroleum Corp. (a)(b)	566,753	4,579,364
Gulfport Energy Corp. (a)	72,680	2,271,977
Miller Energy Resources Inc (a)	553,140	2,782,294
Nordic American Tankers Ltd.	144,350	1,455,048
Overseas Shipholding Group, Inc.	298,635	1,970,991
Resolute Energy Corp. (a)(b)	223,040	1,978,365
Rex Energy Corp. (a)(b)	264,500	3,531,075
SemGroup Corp., Class A (a)	45,250	1,667,463
Triangle Petroleum Corp. (a)	154,330	1,105,003
VAALCO Energy, Inc. (a)	238,830	2,041,996
W&T Offshore, Inc.	104,930	1,970,585

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (a)	522,000	$8,659,980
Total		58,441,727
TOTAL ENERGY		83,191,090
FINANCIALS 23.1%
Capital Markets 1.7%
BGC Partners, Inc., Class A	256,740	1,258,026
Capital Southwest Corp.	31,924	3,573,892
Duff & Phelps Corp., Class A	431,700	5,875,437
Janus Capital Group, Inc.	860,200	8,120,288
KBW, Inc.	105,600	1,739,232
Medallion Financial Corp.	161,858	1,911,543
Oppenheimer Holdings, Inc., Class A	57,562	918,114
Prospect Capital Corp.	103,135	1,188,115
SWS Group, Inc. (a)	321,620	1,965,098
Total		26,549,745
Commercial Banks 7.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	102,910	2,273,282
Bank of the Ozarks, Inc.	124,100	4,277,727
Banner Corp.	64,990	1,761,229
BBCN Bancorp, Inc. (a)	646,050	8,146,690
Boston Private Financial Holdings, Inc.	195,000	1,870,050
CapitalSource, Inc.	247,660	1,877,263
Cathay General Bancorp	107,930	1,862,872
Citizens Republic Bancorp, Inc. (a)	109,380	2,116,503
Community Bank System, Inc.	194,060	5,470,551
Community Trust Bancorp, Inc.	42,170	1,498,511
First Citizens BancShares Inc., Class A	25,455	4,146,620
First Commonwealth Financial Corp.	257,760	1,817,208
First Financial Bancorp	87,760	1,484,022
First Merchants Corp.	103,490	1,553,385
First Midwest Bancorp, Inc.	120,650	1,514,158
FNB Corp.	155,430	1,742,370
Fulton Financial Corp.	573,600	5,655,696
Glacier Bancorp, Inc.	133,490	2,079,774
Hancock Holding Co.	58,730	1,817,694
Hanmi Financial Corp. (a)	118,730	1,520,931
National Penn Bancshares, Inc.	154,290	1,405,582
PacWest Bancorp	75,910	1,774,017
PrivateBancorp, Inc.	111,630	1,784,964
Prosperity Bancshares, Inc.	303,110	12,918,548
Sterling Financial Corp.	71,680	1,596,314
Susquehanna Bancshares, Inc.	167,990	1,757,175
Synovus Financial Corp.	4,852,400	11,500,188

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
TCF Financial Corp.	130,410	$1,557,095
Tompkins Financial Corp.	39,920	1,617,558
Trustmark Corp.	167,900	4,086,686
UMB Financial Corp.	23,900	1,163,452
United Bankshares, Inc.	54,900	1,367,559
Webster Financial Corp.	263,220	6,238,314
Westamerica Bancorporation	130,900	6,158,845
Western Alliance Bancorp (a)	151,240	1,542,648
Wintrust Financial Corp.	143,386	5,387,012
Total		116,342,493
Consumer Finance 0.5%
Cash America International, Inc.	146,726	5,659,222
Nelnet, Inc., Class A	69,980	1,661,325
Total		7,320,547
Insurance 7.5%
Alterra Capital Holdings Ltd.	608,658	14,571,272
American Equity Investment Life Holding Co.	472,200	5,491,686
American National Insurance Co.	68,826	4,943,772
Aspen Insurance Holdings Ltd.	170,700	5,204,643
Endurance Specialty Holdings Ltd.	190,300	7,326,550
Flagstone Reinsurance Holdings SA	813,786	6,990,422
Hilltop Holdings, Inc. (a)	177,830	2,260,219
Horace Mann Educators Corp.	262,292	4,750,108
Kemper Corp.	50,700	1,556,997
Montpelier Re Holdings Ltd.	702,140	15,538,358
Navigators Group, Inc. (The) (a)	50,506	2,486,158
Platinum Underwriters Holdings Ltd.	452,409	18,489,956
ProAssurance Corp.	75,600	6,837,264
Protective Life Corp.	159,500	4,180,495
Selective Insurance Group, Inc.	98,600	1,872,414
StanCorp Financial Group, Inc.	117,600	3,673,824
Stewart Information Services Corp.	117,670	2,369,874
Tower Group, Inc.	67,750	1,313,672
White Mountains Insurance Group Ltd.	20,382	10,462,896
Total		120,320,580
Real Estate Investment Trusts (REITs) 5.3%
American Assets Trust, Inc.	66,070	1,770,015
ARMOUR Residential REIT, Inc.	161,340	1,235,864
Brandywine Realty Trust	416,920	5,082,255
Colonial Properties Trust	75,630	1,592,012
Colony Financial, Inc.	64,460	1,255,681
Coresite Realty Corp.	71,320	1,921,361
CubeSmart	479,460	6,170,650

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
CYS Investments, Inc.	78,460	$1,105,501
DCT Industrial Trust, Inc.	320,600	2,074,282
DiamondRock Hospitality Co.	164,700	1,586,061
DuPont Fabros Technology, Inc.	229,820	5,802,955
EastGroup Properties, Inc.	31,840	1,693,888
Entertainment Properties Trust	33,600	1,492,848
FelCor Lodging Trust, Inc. (a)	341,840	1,620,322
Government Properties Income Trust	151,700	3,549,780
Granite Real Estate, Inc.	710,800	25,517,720
Hatteras Financial Corp.	137,100	3,864,849
Healthcare Realty Trust, Inc.	86,910	2,003,275
Highwoods Properties, Inc.	34,080	1,111,690
Invesco Mortgage Capital, Inc.	87,880	1,769,024
LaSalle Hotel Properties	58,540	1,562,433
LTC Properties, Inc.	132,500	4,220,125
Resource Capital Corp.	262,840	1,545,499
Starwood Property Trust, Inc.	86,480	2,012,390
Sunstone Hotel Investors, Inc. (a)	163,890	1,802,790
Two Harbors Investment Corp.	153,940	1,808,795
Total		85,172,065
Real Estate Management & Development 0.2%
FirstService Corp. (a)	71,413	1,995,993
Tejon Ranch Co. (a)	31,250	938,750
Total		2,934,743
Thrifts & Mortgage Finance 0.6%
Dime Community Bancshares, Inc.	363,400	5,247,496
Provident Financial Services, Inc.	118,030	1,863,694
TrustCo Bank Corp.	257,540	1,473,129
Washington Federal, Inc.	95,900	1,599,612
Total		10,183,931
TOTAL FINANCIALS		368,824,104
HEALTH CARE 6.3%
Biotechnology 0.1%
Celldex Therapeutics, Inc. (a)	310,180	1,954,134
Health Care Equipment & Supplies 2.7%
Cantel Medical Corp.	73,740	1,996,879
CONMED Corp.	61,800	1,761,300
Hill-Rom Holdings, Inc.	111,410	3,237,575
ICU Medical, Inc. (a)(b)	128,430	7,767,446
Integra LifeSciences Holdings Corp. (a)	47,600	1,956,360
Meridian Bioscience, Inc.	254,100	4,873,638

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
STERIS Corp.	223,840	$7,939,605
Thoratec Corp. (a)	34,240	1,184,704
West Pharmaceutical Services, Inc.	226,740	12,033,092
Total		42,750,599
Health Care Providers & Services 2.2%
Chemed Corp.	44,200	3,062,618
Ensign Group, Inc. (The)	143,190	4,382,330
Gentiva Health Services, Inc. (a)	161,150	1,824,218
HealthSouth Corp. (a)(b)	663,810	15,971,269
Owens & Minor, Inc.	264,222	7,894,953
PharMerica Corp. (a)	158,620	2,008,129
Total		35,143,517
Health Care Technology 0.1%
Quality Systems, Inc.	108,500	2,012,675
Life Sciences Tools & Services 0.6%
Covance, Inc. (a)	137,900	6,438,551
Nordion, Inc.	427,900	2,888,325
Total		9,326,876
Pharmaceuticals 0.6%
Medicis Pharmaceutical Corp., Class A	200,530	8,676,933
TOTAL HEALTH CARE		99,864,734
INDUSTRIALS 15.8%
Aerospace & Defense 0.8%
Cubic Corp.	147,283	7,372,987
Curtiss-Wright Corp.	81,800	2,674,860
Esterline Technologies Corp. (a)	16,070	902,170
Moog, Inc., Class A (a)	39,640	1,501,167
Total		12,451,184
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	36,730	1,896,370
Forward Air Corp.	303,400	9,226,394
UTi Worldwide, Inc.	58,240	784,493
Total		11,907,257
Airlines 1.3%
Air France-KLM, ADR (a)	147,650	956,772
JetBlue Airways Corp. (a)(b)	3,054,732	14,632,167
Southwest Airlines Co.	463,299	4,063,132
U.S. Airways Group, Inc. (a)	134,970	1,411,786
Total		21,063,857

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 1.7%
AAON, Inc.	68,390	$1,346,599
Gibraltar Industries, Inc. (a)(b)	440,563	5,648,018
Lennox International, Inc.	39,010	1,886,523
Simpson Manufacturing Co., Inc.	279,700	8,005,014
Trex Co., Inc. (a)	229,700	7,837,364
USG Corp. (a)(b)	94,000	2,063,300
Total		26,786,818
Commercial Services & Supplies 4.3%
ABM Industries, Inc.	226,110	4,280,262
Brink’s Co. (The)	398,637	10,240,984
G&K Services, Inc., Class A	123,360	3,862,402
Geo Group, Inc. (The)	608,080	16,825,574
Herman Miller, Inc.	342,700	6,662,088
Interface, Inc.	129,720	1,713,601
Mine Safety Appliances Co.	18,270	680,923
Mobile Mini, Inc. (a)(b)	611,200	10,213,152
Standard Parking Corp. (a)	191,540	4,296,242
Tetra Tech, Inc. (a)	78,940	2,072,964
Unifirst Corp.	122,216	8,162,807
Total		69,010,999
Construction & Engineering 0.9%
Aegion Corp. (a)(b)	428,400	8,208,144
Comfort Systems U.S.A., Inc.	474,718	5,188,668
EMCOR Group, Inc.	45,160	1,288,866
Total		14,685,678
Electrical Equipment 1.3%
Belden, Inc.	113,400	4,182,192
Brady Corp., Class A	60,210	1,762,949
Franklin Electric Co., Inc.	74,444	4,503,117
Regal-Beloit Corp.	138,900	9,789,672
Total		20,237,930
Machinery 3.0%
Actuant Corp., Class A	171,230	4,900,603
Briggs & Stratton Corp.	94,410	1,762,635
EnPro Industries, Inc. (a)(b)	49,180	1,770,972
ESCO Technologies, Inc.	47,890	1,860,526
John Bean Technologies Corp.	138,500	2,261,705
Manitowoc Co., Inc. (The)	115,980	1,547,173
NACCO Industries, Inc., Class A	11,650	1,461,027
Oshkosh Corp. (a)	476,100	13,059,423
Tecumseh Products Co., Class B (a)	29,977	167,871
Terex Corp. (a)(b)	583,700	13,179,946
Toro Co. (The)	95,880	3,814,106

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Watts Water Technologies, Inc., Class A	40,580	$1,535,141
Total		47,321,128
Professional Services 0.9%
Dolan Co. (The) (a)	246,220	1,324,664
Insperity, Inc.	139,380	3,516,557
Korn/Ferry International (a)	621,700	9,530,661
Total		14,371,882
Road & Rail 0.1%
Avis Budget Group, Inc. (a)	110,790	1,703,950
Heartland Express, Inc.	45,360	606,010
Total		2,309,960
Trading Companies & Distributors 0.7%
Aircastle Ltd.	450,310	5,102,012
Beacon Roofing Supply, Inc. (a)	43,170	1,230,345
GATX Corp.	87,710	3,722,413
TAL International Group, Inc.	47,650	1,619,147
Total		11,673,917
TOTAL INDUSTRIALS		251,820,610
INFORMATION TECHNOLOGY 14.5%
Communications Equipment 1.1%
Emulex Corp. (a)	166,150	1,197,941
Finisar Corp. (a)	126,300	1,806,090
InterDigital, Inc.	53,420	1,991,498
Ituran Location and Control Ltd.	102,614	1,196,479
Loral Space & Communications, Inc.	25,870	1,839,357
Plantronics, Inc.	254,770	9,001,024
Total		17,032,389
Computers & Peripherals 0.1%
Lexmark International, Inc., Class A	47,860	1,064,885
Electronic Equipment, Instruments & Components 6.3%
Aeroflex Holding Corp. (a)	58,870	390,308
Celestica, Inc. (a)	1,648,404	11,769,605
Cognex Corp.	244,900	8,468,642
CTS Corp.	270,700	2,725,949
Daktronics, Inc.	204,350	1,943,368
Electro Rent Corp.	206,180	3,647,324
FARO Technologies, Inc. (a)(b)	124,500	5,144,340
Ingram Micro, Inc., Class A (a)	869,399	13,240,947
Insight Enterprises, Inc. (a)	96,470	1,686,296
Littelfuse, Inc.	181,800	10,278,972

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Mercury Computer Systems, Inc. (a)(b)	328,200	$3,485,484
Park Electrochemical Corp.	295,991	7,349,456
Plexus Corp. (a)	320,400	9,704,916
Rofin-Sinar Technologies, Inc. (a)	80,790	1,593,987
Sanmina-SCI Corp. (a)	854,583	7,255,410
Vishay Intertechnology, Inc. (a)(b)	1,205,700	11,852,031
Total		100,537,035
Internet Software & Services 0.3%
j2 Global, Inc.	44,520	1,461,146
OpenTable, Inc. (a)	41,750	1,736,800
ValueClick, Inc. (a)	108,730	1,869,069
Total		5,067,015
IT Services 3.0%
Acxiom Corp. (a)	100,580	1,837,597
CACI International, Inc., Class A (a)	19,850	1,028,031
Cardtronics, Inc. (a)	59,180	1,762,380
Computer Services, Inc.	35,830	1,061,643
Convergys Corp.	399,670	6,262,829
CSG Systems International, Inc. (a)	106,940	2,405,080
DST Systems, Inc.	206,550	11,682,468
Euronet Worldwide, Inc. (a)	79,430	1,492,490
MAXIMUS, Inc.	134,300	8,020,396
NeuStar, Inc., Class A (a)	284,790	11,400,144
Unisys Corp. (a)	72,200	1,503,204
Total		48,456,262
Semiconductors & Semiconductor Equipment 2.3%
Axcelis Technologies, Inc. (a)	625,000	656,250
Brooks Automation, Inc.	907,500	7,287,225
Cavium, Inc. (a)	65,910	2,196,780
Cymer, Inc. (a)	19,170	978,820
Cypress Semiconductor Corp.	441,704	4,735,067
Entegris, Inc. (a)	201,990	1,642,179
Inphi Corp. (a)	146,290	1,559,451
Intersil Corp., Class A	527,237	4,613,324
Micron Technology, Inc. (a)	1,000,000	5,985,000
MKS Instruments, Inc.	60,520	1,542,655
OmniVision Technologies, Inc. (a)	110,150	1,537,143
Photronics, Inc. (a)(b)	440,399	2,364,943
Veeco Instruments, Inc. (a)	49,250	1,478,485
Total		36,577,322
Software 1.4%
ACI Worldwide, Inc. (a)(b)	30,554	1,291,212
Blackbaud, Inc.	162,891	3,896,353
Ebix, Inc.	148,900	3,515,529

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Mentor Graphics Corp. (a)(b)	754,100	$11,673,468
Netscout Systems, Inc. (a)	71,580	1,826,006
Total		22,202,568
TOTAL INFORMATION TECHNOLOGY		230,937,476
MATERIALS 6.1%
Chemicals 2.1%
Cabot Corp.	76,426	2,794,899
Flotek Industries, Inc. (a)	95,930	1,215,433
H.B. Fuller Co.	37,110	1,138,535
Innophos Holdings, Inc.	67,700	3,282,773
Kraton Performance Polymers, Inc. (a)	104,310	2,722,491
Minerals Technologies, Inc.	27,500	1,950,575
Olin Corp.	81,920	1,780,122
PolyOne Corp.	699,600	11,592,372
Sensient Technologies Corp.	149,900	5,510,324
Tredegar Corp.	41,310	732,839
Total		32,720,363
Construction Materials 0.1%
Texas Industries, Inc. (a)	40,490	1,645,918
Containers & Packaging 0.5%
AptarGroup, Inc.	30,965	1,601,200
Myers Industries, Inc.	379,800	5,932,476
Total		7,533,676
Metals & Mining 1.2%
AMCOL International Corp.	66,160	2,241,501
AuRico Gold, Inc. (a)	450,000	3,141,000
Coeur d’Alene Mines Corp. (a)	95,810	2,762,202
Compass Minerals International, Inc.	87,115	6,497,908
Hecla Mining Co.	487,000	3,189,850
Suncoke Energy, Inc. (a)	108,600	1,750,632
Total		19,583,093
Paper & Forest Products 2.2%
Buckeye Technologies, Inc.	213,548	6,846,349
Clearwater Paper Corp. (a)	47,600	1,966,356
Deltic Timber Corp.	22,950	1,497,717
Louisiana-Pacific Corp. (a)	195,640	2,445,500
Resolute Forest Products (a)(b)	1,178,261	15,317,393
Schweitzer-Mauduit International, Inc.	236,500	7,802,135
Total		35,875,450
TOTAL MATERIALS		97,358,500

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Atlantic Tele-Network, Inc.	71,830	$3,087,253
Cincinnati Bell, Inc. (a)	138,540	789,678
Total		3,876,931
TOTAL TELECOMMUNICATION SERVICES		3,876,931
UTILITIES 3.5%
Electric Utilities 2.6%
Cleco Corp.	25,730	1,080,145
El Paso Electric Co.	86,500	2,962,625
Empire District Electric Co. (The)	67,050	1,444,928
IDACORP, Inc.	225,300	9,748,731
MGE Energy, Inc.	32,620	1,728,534
PNM Resources, Inc.	474,173	9,971,858
Portland General Electric Co.	315,110	8,520,574
UNS Energy Corp.	140,520	5,882,167
Total		41,339,562
Gas Utilities 0.2%
Laclede Group, Inc. (The)	35,950	1,545,850
WGL Holdings, Inc.	41,290	1,661,923
Total		3,207,773
Independent Power Producers & Energy Traders 0.4%
GenOn Energy, Inc. (a)	2,593,200	6,560,796
Multi-Utilities 0.3%
Avista Corp.	106,830	2,749,804
Black Hills Corp.	62,190	2,212,099
Total		4,961,903
TOTAL UTILITIES		56,070,034
Total Common Stocks (Cost: $1,280,832,600)		$1,466,094,500

	Shares	Value

Money Market Funds 8.2%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	130,648,248	$130,648,248
Total Money Market Funds (Cost: $130,648,248)		$130,648,248

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.2%
Asset-Backed Commercial Paper 0.3%
Kells Funding LLC
10/12/12	0.612%	$3,987,664	$3,987,664
Certificates of Deposit 0.6%
Bank of Nova Scotia
10/18/12	0.310%	5,000,000	5,000,000
Deutsche Bank AG
11/02/12	0.720%	5,000,000	5,000,000
Total			10,000,000
Commercial Paper 0.3%
Caisse des Depots
10/05/12	0.562%	4,985,767	4,985,767
Repurchase Agreements 2.0%
Barclays Capital, Inc. dated 9/28/12, matures 10/01/12 repurchase price $3,268,888 (e)
	0.200%	3,268,834	3,268,834

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Citigroup Global Markets, Inc. dated 9/28/12, matures 10/01/12 repurchase price $2,000,043 (e)
	0.260%	$2,000,000	$2,000,000
Natixis Financial Products, Inc. dated 9/28/12, matures 10/01/12, repurchase price $5,000,146 (e)
	0.350%	5,000,000	5,000,000
Nomura Securities dated 9/28/12, matures 10/01/12, repurchase price $10,000,250 (e)
	0.300%	10,000,000	10,000,000
Pershing LLC dated 9/28/12, matures 10/01/12, repurchase price $1,500,031 (e)
	0.250%	1,500,000	1,500,000
RBS Securities, Inc. dated 9/28/12, matures 10/01/12, repurchase price $10,000,225 (e)
	0.270%	10,000,000	10,000,000
Total			31,768,834
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $50,742,265)			$50,742,265
Total Investments
(Cost: $1,462,223,113)			$1,647,485,013(f)
Other Assets & Liabilities, Net			(53,605,130)
Net Assets			$1,593,879,883

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	140,875,171	257,759,737	(267,986,660)	130,648,248	146,026	130,648,248

(e)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Barclays Capital, Inc. (0.200%)

Security Description	Value ($)
United States Treasury Note/Bond	3,334,211
Total Market Value of Collateral Securities	3,334,211

Citigroup Global Markets, Inc. (0.260%)

Security Description	Value ($)
Fannie Mae REMICS	732,007
Fannie Mae-Aces	232,782
Freddie Mac REMICS	706,687
Government National Mortgage Association	368,524
Total Market Value of Collateral Securities	2,040,000

Natixis Financial Products, Inc. (0.350%)

Security Description	Value ($)
Fannie Mae Pool	282,335
Fannie Mae REMICS	1,216,650
Fannie Mae-Aces	12,658
Freddie Mac Reference REMIC	19
Freddie Mac REMICS	1,331,654
Government National Mortgage Association	2,256,832
Total Market Value of Collateral Securities	5,100,148

Nomura Securities (0.300%)

Security Description	Value ($)
Fannie Mae Pool	781,423
Freddie Mac Gold Pool	506,614
Ginnie Mae I Pool	1,923,492
Ginnie Mae II Pool	6,988,471
Total Market Value of Collateral Securities	10,200,000

Pershing LLC (0.250%)

Security Description	Value ($)
Fannie Mae Pool	196,146
Fannie Mae REMICS	303,985
Federal Home Loan Banks	56,418
Freddie Mac Gold Pool	141,303
Freddie Mac Non Gold Pool	63,277
Freddie Mac REMICS	103,591
Ginnie Mae I Pool	119,774
Ginnie Mae II Pool	195,823
Government National Mortgage Association	349,683
Total Market Value of Collateral Securities	1,530,000

RBS Securities, Inc. (0.270%)

Security Description	Value ($)
United States Treasury Note/Bond	10,200,077
Total Market Value of Collateral Securities	10,200,077

(f)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	234,351,555	—	—	234,351,555
Consumer Staples	39,799,466	—	—	39,799,466
Energy	83,191,090	—	—	83,191,090
Financials	368,824,104	—	—	368,824,104
Health Care	99,864,734	—	—	99,864,734
Industrials	251,820,610	—	—	251,820,610
Information Technology	230,937,476	—	—	230,937,476
Materials	97,358,500	—	—	97,358,500
Telecommunication Services	3,876,931	—	—	3,876,931
Utilities	56,070,034	—	—	56,070,034
Total Equity Securities	1,466,094,500	—	—	1,466,094,500
Other
Money Market Funds	130,648,248	—	—	130,648,248
Investments of Cash Collateral Received for Securities on Loan	—	50,742,265	—	50,742,265
Total Other	130,648,248	50,742,265	—	181,390,513
Total	1,596,742,748	50,742,265	—	1,647,485,013

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 113.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO IO Series K005 Class AX (b)(c)(d)(e)
11/25/19	1.570%	$17,655,567	$1,440,906
Federal Home Loan Mortgage Corp. (b)(c)
CMO Series 2863 Class FM
10/15/31	0.721%	13,343,695	13,399,125
CMO Series 3671 Class QF
12/15/36	0.721%	6,583,789	6,623,542
CMO Series 3891 Class BF
07/15/41	0.771%	22,523,497	22,625,325
Federal Home Loan Mortgage Corp. (b)(c)(d)(e)
CMO IO Series 2980 Class SL
11/15/34	6.479%	1,035,809	213,972
Federal Home Loan Mortgage Corp. (c)
09/01/27	2.500%	11,181,400	11,770,420
08/01/42	3.000%	314,999,931	332,394,375
10/01/39-11/01/41	4.000%	5,440,177	5,854,185
03/01/28-11/01/41	4.500%	69,945,501	75,674,847
03/01/28-07/01/41	5.000%	38,285,846	41,616,997
05/01/23-02/01/41	5.500%	42,972,948	46,873,278
01/01/29-03/01/40	6.000%	10,400,618	11,445,077
Federal Home Loan Mortgage Corp. (c)(f)
10/01/42	4.000%	74,000,000	79,538,441
10/01/42	5.000%	1,000,000	1,083,750
Federal National Mortgage Association (b)(c)
CMO Series 2003-W8 Class 3F1
05/25/42	0.617%	6,299,546	6,270,474
CMO Series 2010-38 Class JF
04/25/40	1.117%	5,563,839	5,586,261
CMO Series 2010-54 Class DF
05/25/37	0.467%	12,503,484	12,435,193
CMO Series 2010-54 Class TF
04/25/37	0.767%	12,515,758	12,683,174
CMO Series 2011-59 Class FA
07/25/41	0.817%	13,183,187	13,262,471
Federal National Mortgage Association (b)(c)(d)(e)
CMO IO Series 2006-8 Class HL
03/25/36	6.484%	3,575,188	812,598
Federal National Mortgage Association (c)
02/01/27-08/01/27	2.500%	7,858,968	8,269,627
01/01/21-04/01/26	3.500%	29,662,538	31,645,031
07/01/18-04/01/42	4.000%	98,958,097	106,560,215
12/01/17-07/01/41	4.500%	31,614,555	34,245,308
01/01/18-12/01/41	5.000%	33,202,692	36,425,742
10/01/22-07/01/40	5.500%	49,650,267	54,836,153

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) (continued)

03/01/23-12/01/39	6.000%	$43,141,950	$47,925,380
08/01/30-02/01/39	6.500%	22,727,597	25,850,334
Federal National Mortgage Association (c)(f)
10/01/27-11/01/27	2.500%	39,000,000	40,975,625
10/01/27-11/01/27	3.000%	21,000,000	22,238,906
10/01/27-10/01/42	4.000%	47,000,000	50,619,221
10/01/27-10/01/42	4.500%	95,512,799	103,400,671
10/01/27	5.000%	200,000	217,125
10/01/42	5.500%	43,000,000	47,138,750
Government National Mortgage Association (b)(c)
CMO Series 2011-H08 Class FA
02/20/61	0.844%	20,006,041	20,107,271
CMO Series 2012-H20 Class PT
07/20/62	1.108%	6,700,000	6,775,375
Government National Mortgage Association (b)(c)(e)
CMO IO Series 2011-64 Class IX
10/16/44	1.124%	73,376,315	4,904,179
Government National Mortgage Association (c)
01/15/41-10/01/42	3.500%	8,724,982	9,559,859
10/15/39-09/15/41	4.000%	1,359,164	1,514,980
07/20/33-06/20/40	4.500%	39,069,113	43,225,776
05/15/33-12/20/41	5.000%	77,934,228	86,483,774
02/15/38-12/15/39	5.500%	861,062	958,389
04/15/29-08/15/40	6.000%	10,618,618	12,012,717
Government National Mortgage Association (c)(f)
10/01/42-11/01/42	3.000%	23,000,000	24,607,186
10/01/42	3.500%	16,000,000	17,499,998
10/18/42	4.500%	29,000,000	31,995,155
10/01/42	5.000%	43,000,000	47,407,500
10/01/42	5.500%	19,000,000	21,136,757
NCUA Guaranteed Notes CMO Series 2011-R4 Class 1A (b)(c)
03/06/20	0.608%	6,438,964	6,454,307

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,624,038,031)			$1,646,595,722

Residential Mortgage-Backed Securities - Non-Agency 3.3%
CC Funding Corp. CMO Series 2004-1A Class A1 (AMBAC) (b)(c)(g)
01/25/35	0.497%	89,007	71,778

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR8 Class 7A1 (b)(c)
09/25/34	2.762%	$1,836,847	$1,848,470
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1 (b)(c)(g)
10/25/47	1.484%	2,558,994	2,546,690
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A (b)(c)(g)
02/25/42	0.660%	2,462,768	2,041,019
NCUA Guaranteed Notes CMO Series 2010-R3 Class 2A (b)(c)
12/08/20	0.788%	17,106,655	17,212,902
RiverView HECM Trust (b)(c)(g)
CMO Series 2007-1 Class A
05/25/47	0.690%	7,200,528	6,232,957
CMO Series 2008-1 Class A1
09/26/41	0.967%	13,745,247	10,927,472
WaMu Mortgage Pass-Through Certificates (b)(c)
CMO Series 2003-AR10 Class A7
10/25/33	2.438%	4,080,221	4,192,640
CMO Series 2003-AR9 Class 1A6
09/25/33	2.449%	2,981,317	3,040,353

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $51,460,882)			$48,114,281

Commercial Mortgage-Backed Securities - Agency 0.3%

Government National Mortgage Association CMO IO Series 2011-78 Class IX (b)(c)(d)(e)
08/16/46	1.270%	63,811,568	4,700,807

Total Commercial Mortgage-Backed Securities - Agency (Cost: $4,408,128)			$4,700,807

Commercial Mortgage-Backed Securities - Non-Agency 1.7%

DBUBS Mortgage Trust Series 2011-LC2A Class A1FL (b)(c)(g)
07/12/44	1.578%	5,392,342	5,491,469
Greenwich Capital Commercial Funding Corp. Series 2006-FL4A Class A2 (b)(c)(g)
11/05/21	0.371%	457,227	436,652
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(c)(e)(g)
CMO IO Series 2010-C1 Class XA
06/15/43	2.377%	73,264,918	4,432,674
CMO IO Series 2011-C3 Class XA
02/15/46	1.516%	64,004,469	3,926,418
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(g)
Series 2011-C3 Class A3
02/15/46	4.388%	5,100,000	5,796,221

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Sovereign Commercial Mortgage Securities Trust Series 2007-C1 Class A2 (b)(c)(g)
07/22/30	6.026%	$895,450	$915,109
UBS Commercial Mortgage Trust Series 2007-FL1 Class A1 (b)(c)(g)
07/15/24	1.139%	285,324	274,861
WF-RBS Commercial Mortgage Trust CMO IO Series 2011-C4 Class XZ (b)(c)(e)(g)
06/15/44	1.032%	57,011,120	2,193,161
Wells Fargo Commercial Mortgage Trust CMO IO Series 2012-LC5 Class XA (b)(c)(e)(g)
10/15/45	2.167%	9,200,000	1,279,659

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $23,428,774)			$24,746,224

Asset-Backed Securities - Non-Agency 1.8%

SLM Student Loan Trust (b)
Series 2008-9 Class A
04/25/23	1.951%	19,052,472	19,831,889
SLM Student Loan Trust (b)(g)
Series 2009-D Class A
08/17/43	3.500%	5,949,679	5,777,091

Total Asset-Backed Securities - Non-Agency (Cost: $25,864,807)			$25,608,980

U.S. Government & Agency Obligations 9.2%

Federal Home Loan Mortgage Corp. (f)
10/01/41	4.500%	1,000,000	1,075,469
Federal National Mortgage Association (f)
10/01/26	5.500%	100,000	108,328
10/01/41	6.000%	10,000,000	11,040,625
11/01/41	3.500%	17,000,000	18,187,344
11/01/41	4.000%	10,000,000	10,762,501
11/01/41	5.000%	7,000,000	7,632,187
11/01/41	5.500%	2,000,000	2,191,563
Government National Mortgage Association (f)
10/01/40	6.000%	4,000,000	4,519,375
10/01/40	6.500%	5,000,000	5,771,875
11/01/41	3.500%	13,600,000	14,860,124
11/01/41	4.000%	24,400,000	26,847,625
11/01/41	4.500%	27,000,000	29,636,717

Total U.S. Government & Agency Obligations (Cost: $132,343,609)			$132,633,733

Repurchase Agreements 12.4%

Banking 11.6%

BNP Paribas Securities Corp. (d)
dated 08/28/12, matures 10/12/12,

Issuer	Coupon Rate	Principal Amount	Value

Repurchase Agreements (continued)

Banking (continued)

repurchase price $11,102,306 (collateralized by: U.S. Treasury Note total market value of $11,100,000)
	0.170%	$11,100,000	$11,100,000
dated 09/04/12, matures 10/04/12,
repurchase price $28,204,230 (collateralized by: GNMA Pass Thru total market value $28,200,000)
	0.180%	28,200,000	28,200,000
Citigroup Global Markets, Inc.
dated 09/28/12, matures 10/01/12,
repurchase price $5,500,128 (collateralized by: FNMA total market value $5,500,000)
	0.280%	5,500,000	5,500,000
Citigroup Global Markets, Inc. (d)
dated 09/10/12, matures 10/11/12,
repurchase price $69,310,395 (collateralized by: U.S. Agency Mortgage total market value $69,300,000)
	0.180%	69,300,000	69,300,000
Goldman Sachs & Co.
dated 09/28/12, matures 10/01/12, repurchase price $4,100,072 (collateralized by: FHLMC Gold total market value $4,100,000)
	0.210%	4,100,000	4,100,000
UBS Securities LLC
dated 09/28/12, matures 10/01/12, repurchase price $50,001,083 (collateralized by: U.S. Treasury Bond total market value $50,000,000)
	0.260%	50,000,000	50,000,000
Total			168,200,000

Issuer	Coupon Rate	Principal Amount	Value

Repurchase Agreements (continued)

Brokerage 0.8%

JPMorgan Securities LLC
dated 09/28/12, matures 10/01/12, repurchase price $9,800,212 (collateralized by: U.S. Treasury Note total market value $9,800,000)
	0.260%	$9,800,000	$9,800,000
dated 09/28/12, matures 10/01/12, repurchase price $2,200,051 (collateralized by: FNMA total market value $2,200,000)
	0.280%	2,200,000	2,200,000
Total			12,000,000
Total Repurchase Agreements (Cost: $180,200,000)			$180,200,000

Treasury Bills 0.6%

Treasury 0.6%

U.S. Treasury Bills
08/22/13	0.160%	8,050,000	8,038,754
09/19/13	0.160%	510,000	509,226
Total			8,547,980
Total Treasury Bills (Cost: $8,546,512)			$8,547,980

Total Investments
(Cost: $2,050,290,743) (h)			$2,071,147,727(i)
Other Assets & Liabilities, Net			(620,836,563)

Net Assets			$1,450,311,164

Notes to Portfolio of Investments

(a) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at September 30, 2012:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
10/01/27 2.500%	11,000,000	10/16/12	11,546,289	11,551,718
10/01/42 3.000%	315,000,000	10/11/12	325,071,719	332,078,922
Government National Mortgage Association
10/01/42 4.500%	1,000,000	10/18//12	1,098,750	1,097,656
10/18/42 5.000%	20,000,000	10/18//12	22,168,750	22,090,624

(b)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $115,768,283, representing 7.98% of net assets. Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
BNP Paribas Securities Corp.
dated 08/28/12, matures 10/12/12,
repurchase price $11,102,306
(collateralized by: U.S. Treasury Note total market value $11,100,000)
0.17%	08-28-12	11,100,000
BNP Paribas Securities Corp.
dated 09/04/12, matures 10/04/12,
repurchase price $28,204,230
(collateralized by: GNMA Pass Thru total market value $28,200,000)
0.18%	09-04-12	28,200,000
Citigroup Global Markets, Inc.
dated 09/10/12, matures 10/11/12,
repurchase price $69,310,395
(collateralized by: U.S. Agency Mortgage total market value $69,300,000)
0.18%	09-10-12	69,300,000
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
CMO IO Series K005 Class AX
11/25/19 1.570%	07-07-11	1,327,298
Federal Home Loan Mortgage Corp.
CMO IO Series 2980 Class SL
11/15/34 6.479%	06-17-10	94,791
Federal National Mortgage Association
CMO IO Series 2006-8 Class HL
03/25/36 6.484%	10-03-11	675,050
Government National Mortgage Association
CMO IO Series 2011-78 Class IX
08/16/46 1.270%	05-23-11	4,408,128

(e)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $52,343,231 or 3.61% of net assets.

(h)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $2,050,291,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,002,000
Unrealized Depreciation	(4,145,000)
Net Unrealized Appreciation	$20,857,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	1,619,713,076	26,882,646	1,646,595,722
Residential Mortgage-Backed Securities - Non-Agency	—	28,912,833	19,201,448	48,114,281
Commercial Mortgage-Backed Securities - Agency	—	4,700,807	—	4,700,807
Commercial Mortgage-Backed Securities - Non-Agency	—	24,746,224	—	24,746,224
Asset-Backed Securities - Non-Agency	—	25,608,980	—	25,608,980
U.S. Government & Agency Obligations	—	132,633,733	—	132,633,733
Total Bonds	—	1,836,315,653	46,084,094	1,882,399,747
Short-Term Securities
Repurchase Agreements	—	180,200,000	—	180,200,000
Treasury Bill	8,547,980	—	—	8,547,980
Total Short-Term Securities	8,547,980	180,200,000	—	188,747,980
Investments in Securities	8,547,980	2,016,515,653	46,084,094	2,071,147,727
Forward Sale Commitments Liability	—	(366,818,920)	—	(366,818,920)
Total	8,547,980	1,649,696,733	46,084,094	1,704,328,807

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed
	Securities -	Securities -
	Agency ($)	Non-Agency ($)	Total ($)
Balance as of December 31, 2011	20,494,369	19,585,312	40,079,681
Accrued discounts/premiums	3,096	—	3,096
Realized gain (loss)	—	9,283	9,283
Change in unrealized appreciation (depreciation)(a)	150,599	(136,447)	14,152
Sales	(540,793)	(256,700)	(797,493)
Purchases	6,775,375	—	6,775,375
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2012	26,882,646	19,201,448	46,084,094

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $14,152, which is comprised of Residential Mortgage-Backed Securities – Agency of $150,599 and Residential Mortgage – Backed Securities – Non-Agency of $(136,447).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the Circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the marker. Significant increases (decreases) to any of these inputs would result in a lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Pyramis International Equity Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.7%
AUSTRALIA 8.4%
Australia and New Zealand Banking Group Ltd.	575,737	$14,713,308
BHP Billiton Ltd.	260,926	8,915,540
Commonwealth Bank of Australia	260,718	15,011,644
CSL Ltd.	201,564	9,587,146
Fortescue Metals Group Ltd.	789,196	2,829,319
Goodman Group	566,907	2,317,084
Iluka Resources Ltd.	207,363	2,119,650
Medusa Mining Ltd.	106,750	665,641
Mirvac Group	946,588	1,399,933
Newcrest Mining Ltd.	198,816	5,976,628
Origin Energy Ltd.	456,715	5,351,354
SP AusNet	928,783	1,006,913
Spark Infrastructure Group (a)	1,230,589	2,076,259
Sydney Airport	1,892,805	6,195,229
Transurban Group	424,953	2,634,831
Treasury Wine Estates Ltd.	685,319	3,562,409
Westfield Group	651,745	6,848,795
Woodside Petroleum Ltd.	70,151	2,399,768
Woolworths Ltd.	163,997	4,883,334
Total		98,494,785
BELGIUM 1.7%
Anheuser-Busch InBev NV	60,810	5,170,780
KBC Groep NV	160,378	3,847,769
UCB SA	40,100	2,204,990
Umicore SA	163,226	8,531,725
Total		19,755,264
BERMUDA —%
Shangri-La Asia Ltd.	82,000	158,588
DENMARK 2.2%
AP Moller - Maersk A/S, Class B	525	3,757,304
Danske Bank AS (b)	279,792	5,049,422
Novo Nordisk A/S, Class B	106,175	16,773,143
Total		25,579,869
FRANCE 9.4%
Air Liquide SA	20,360	2,523,480
Alstom SA	75,156	2,635,163
ArcelorMittal	170,700	2,448,035
Arkema SA	49,100	4,597,170
AtoS	25,383	1,769,223
BNP Paribas SA	252,934	12,019,712
Christian Dior SA	20,800	2,790,511
Cie de St. Gobain	110,200	3,870,977

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Cie Generale d’Optique Essilor International SA	33,231	$3,111,803
Cie Generale des Etablissements Michelin	20,300	1,590,234
Eutelsat Communications SA	30,800	990,082
GDF Suez	142,300	3,181,809
Iliad SA	7,853	1,278,593
L’Oreal SA	39,420	4,876,210
LVMH Moet Hennessy Louis Vuitton SA	43,230	6,499,666
PPR	30,000	4,603,048
Renault SA	41,700	1,956,982
Safran SA	109,600	3,941,448
Sanofi	258,849	22,070,255
Schneider Electric SA	113,086	6,692,765
Societe Generale SA (b)	129,217	3,669,711
STMicroelectronics NV	336,500	1,813,134
Unibail-Rodamco SE	25,900	5,162,161
VINCI SA	60,000	2,555,578
Vivendi SA	122,965	2,397,895
Total		109,045,645
GERMANY 7.1%
Adidas AG	47,500	3,896,785
Allianz SE, Registered Shares	101,856	12,119,107
Bayer AG, Registered Shares	90,675	7,787,158
Bayerische Motoren Werke AG	74,951	5,481,330
Beiersdorf AG	34,600	2,538,821
Brenntag AG	16,700	2,137,449
Continental AG	13,900	1,361,099
Deutsche Boerse AG	56,200	3,110,145
Deutsche Post AG	95,539	1,866,140
Deutsche Telekom AG, Registered Shares	253,986	3,125,133
GEA Group AG	112,499	3,403,826
HeidelbergCement AG	43,300	2,268,551
Henkel AG & Co. KGaA	14,500	946,009
Lanxess AG	85,100	7,056,854
Linde AG	20,604	3,547,940
RWE AG	220,500	9,864,951
SAP AG	169,793	12,024,586
Total		82,535,884
HONG KONG 2.8%
AIA Group Ltd.	2,085,000	7,725,825
BOC Hong Kong Holdings Ltd.	887,000	2,805,224
Galaxy Entertainment Group Ltd. (b)	815,000	2,707,749

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Henderson Land Development Co., Ltd.	533,000	$3,817,055
Lifestyle International Holdings Ltd.	1,020,000	2,102,479
Orient Overseas International Ltd.	317,000	1,737,254
Sun Hung Kai Properties Ltd.	423,000	6,154,841
Wharf Holdings Ltd.	550,000	3,803,141
Wing Hang Bank Ltd.	172,000	1,610,487
Total		32,464,055
IRELAND 0.2%
Elan Corp PLC (b)	147,400	1,589,203
James Hardie Industries SE	144,824	1,300,731
Total		2,889,934
ISRAEL 0.3%
Israel Chemicals Ltd.	278,200	3,378,937
ITALY 2.8%
ENI SpA	580,100	12,687,684
Fiat Industrial SpA	537,500	5,252,882
Saipem SpA	215,555	10,351,449
Telecom Italia SpA	2,758,500	2,764,951
Telecom Italia SpA, Savings Shares	1,381,600	1,209,952
Total		32,266,918
JAPAN 19.1%
Air Water, Inc.	83,000	1,015,801
Aisin Seiki Co., Ltd.	57,500	1,637,563
Ajinomoto Co., Inc.	125,000	1,957,912
Asahi Kasei Corp.	340,000	1,752,576
Astellas Pharma, Inc.	106,600	5,402,481
Bridgestone Corp.	177,400	4,114,306
Canon, Inc.	152,800	4,904,528
Chiyoda Corp.	183,000	2,843,071
Chubu Electric Power Co., Inc.	129,900	1,686,734
Credit Saison Co., Ltd.	64,500	1,558,309
Daihatsu Motor Co., Ltd.	108,000	1,799,455
Daiichi Sankyo Co., Ltd.	124,100	2,044,203
Daito Trust Construction Co., Ltd.	25,900	2,599,949
Dena Co., Ltd.	33,300	1,104,655
Denso Corp.	88,300	2,774,426
East Japan Railway Co.	56,600	3,744,944
Fast Retailing Co., Ltd.	10,800	2,508,173
Fuji Heavy Industries Ltd.	316,000	2,632,752
Hitachi High-Technologies Corp.	58,200	1,405,067
Hitachi Ltd.	708,000	3,931,604
Hitachi Metals Ltd.	92,000	819,640

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Honda Motor Co., Ltd.	188,700	$5,831,840
Inpex Corp.	625	3,715,467
ITOCHU Corp.	323,600	3,266,838
Japan Airlines Co., Ltd. (b)	14,000	654,792
Japan Tobacco, Inc.	296,500	8,875,357
JSR Corp.	96,600	1,580,887
JX Holdings, Inc.	253,400	1,384,217
Kakaku.com, Inc.	40,800	1,529,319
Kamigumi Co., Ltd.	166,000	1,371,650
Kao Corp.	75,800	2,228,617
Keyence Corp.	14,270	3,654,291
Konica Minolta Holdings, Inc.	141,500	1,088,516
Kubota Corp.	350,000	3,532,310
Kyocera Corp.	32,500	2,816,091
Lawson, Inc.	25,000	1,919,112
LIXIL Group Corp.	156,500	3,729,414
Makita Corp.	54,900	2,125,119
Mitsubishi Corp.	211,600	3,832,682
Mitsubishi Estate Co., Ltd.	258,000	4,932,991
Mitsubishi Heavy Industries Ltd.	592,000	2,560,200
Mitsubishi UFJ Financial Group, Inc.	1,990,500	9,314,653
Mitsubishi UFJ Lease & Finance Co., Ltd.	28,640	1,205,775
Mitsui & Co., Ltd.	407,000	5,710,077
Mitsui Fudosan Co., Ltd.	71,000	1,418,768
MS&AD Insurance Group Holdings, Inc.	61,300	1,058,184
Murata Manufacturing Co., Ltd.	54,100	2,880,097
NHK Spring Co., Ltd.	124,900	1,073,211
Nippon Shokubai Co., Ltd.	81,000	905,914
Nissan Motor Co., Ltd.	357,300	3,040,873
Nitto Denko Corp.	92,400	4,398,229
Nomura Research Institute Ltd.	65,000	1,339,549
NSK Ltd.	258,000	1,498,433
NTT DoCoMo, Inc.	1,728	2,791,888
Olympus Corp. (b)	53,300	1,040,616
ORIX Corp.	58,070	5,816,272
Rakuten, Inc.	273,200	2,777,911
Ricoh Co., Ltd.	58,000	489,794
Rohto Pharmaceutical Co., Ltd.	133,000	2,011,258
Sekisui House Ltd.	183,000	1,816,716
Shimadzu Corp.	158,000	1,108,950
Shin-Etsu Chemical Co., Ltd.	50,800	2,854,913
Shinsei Bank Ltd.	1,482,000	1,914,417
SMC Corp.	14,200	2,285,258
SoftBank Corp.	208,500	8,429,974
Sony Financial Holdings, Inc.	169,100	2,883,118
Sumitomo Chemical Co., Ltd.	341,000	868,708

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Sumitomo Electric Industries Ltd.	135,700	$1,435,116
Sumitomo Mitsui Financial Group, Inc.	267,300	8,328,583
Sysmex Corp.	24,200	1,163,644
Takeda Pharmaceutical Co., Ltd.	110,800	5,097,639
TDK Corp.	60,800	2,260,921
Tokio Marine Holdings, Inc.	99,900	2,542,114
Tokyo Tatemono Co., Ltd. (b)	317,000	1,236,953
Toray Industries, Inc.	258,000	1,526,342
Toyota Motor Corp.	294,300	11,539,304
West Japan Railway Co.	76,600	3,271,223
Yamada Denki Co., Ltd.	30,460	1,336,193
Total		223,539,447
JERSEY 0.2%
Randgold Resources Ltd.	18,300	2,250,296
MACAU 0.3%
Sands China Ltd.	902,000	3,339,541
NETHERLANDS 3.9%
Aegon NV	1,079,100	5,609,190
Akzo Nobel NV	26,349	1,489,491
ASML Holding NV	47,500	2,538,648
Gemalto NV	45,334	3,987,654
Koninklijke Philips Electronics NV	189,700	4,425,716
Reed Elsevier NV	251,101	3,357,457
Royal Dutch Shell PLC, Class A	342,373	11,842,340
Unilever NV-CVA	342,900	12,130,917
Total		45,381,413
NEW ZEALAND 0.1%
Fletcher Building Ltd.	239,910	1,380,965
NORWAY 0.9%
Aker Solutions ASA	173,200	3,280,246
DNB ASA	110,000	1,348,863
Orkla ASA	272,300	2,068,071
Telenor ASA	202,500	3,948,271
Total		10,645,451
PAPUA NEW GUINEA 0.1%
Oil Search Ltd.	183,213	1,403,428
SINGAPORE 1.5%
DBS Group Holdings Ltd.	498,000	5,816,766

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE (CONTINUED)
Global Logistic Properties Ltd.	1,032,000	$2,103,640
Noble Group Ltd.	1,233,000	1,323,411
Singapore Telecommunications Ltd.	1,206,000	3,140,363
United Overseas Bank Ltd.	311,493	4,967,379
Total		17,351,559
SPAIN 2.2%
Amadeus IT Holding SA, Class A	107,400	2,502,200
Banco Bilbao Vizcaya Argentaria SA	1,435,952	11,280,134
Gas Natural SDG SA	139,900	1,980,260
Grifols SA, ADR (b)	100,300	2,289,849
Iberdrola SA	1,633,300	7,404,819
Total		25,457,262
SUPRA-NATIONAL 0.4%
Hkt Trust And Hkt Ltd.	4,956,000	4,202,539
SWEDEN 2.0%
Assa Abloy AB, Class B	137,500	4,462,763
Hennes & Mauritz AB, Class B	230,297	8,000,514
Sandvik AB	147,400	2,000,474
Svenska Cellulosa AB, Class B	127,500	2,368,013
Swedbank AB, Class A	174,900	3,285,632
Swedish Match AB	95,200	3,849,275
Total		23,966,671
SWITZERLAND 7.9%
Adecco SA, Registered Shares	87,789	4,178,028
Credit Suisse Group AG, Registered Shares	212,476	4,502,548
Nestlé SA, Registered Shares	506,591	31,941,357
Partners Group Holding AG	6,460	1,344,202
Roche Holding AG, Genusschein Shares	71,734	13,401,025
Schindler Holding AG	29,522	3,628,648
SGS SA, Registered Shares	1,200	2,465,072
Swatch Group AG (The)	7,450	2,972,079
Swisscom AG	6,490	2,608,421
Syngenta AG	14,265	5,331,363
Transocean Ltd.	71,675	3,196,987
UBS AG, Registered Shares	751,695	9,151,417
Zurich Insurance Group AG	29,658	7,385,331
Total		92,106,478
UNITED KINGDOM 21.2%
Anglo American PLC	53,700	1,575,607
Aviva PLC	217,800	1,120,878

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Barclays PLC	3,367,736	$11,684,011
BG Group PLC	551,438	11,130,771
BHP Billiton PLC	450,216	13,994,913
BP PLC	2,230,208	15,719,842
British American Tobacco PLC	353,400	18,144,455
British Land Co. PLC	351,500	2,962,882
BT Group PLC	584,900	2,178,953
Bunzl PLC	83,300	1,491,747
Burberry Group PLC	135,200	2,185,392
Capita Group PLC (The)	133,300	1,667,133
Centrica PLC	1,637,300	8,666,740
Diageo PLC	402,397	11,303,104
Experian PLC	182,500	3,032,472
GlaxoSmithKline PLC	477,700	11,011,587
Hikma Pharmaceuticals PLC	106,809	1,253,032
HSBC Holdings PLC	1,737,228	16,082,639
IMI PLC	108,300	1,573,945
Intertek Group PLC	38,300	1,694,603
Investec PLC	232,400	1,435,068
ITV PLC	1,638,100	2,338,359
Johnson Matthey PLC (b)	165,195	6,436,841
Kingfisher PLC	449,800	1,918,982
Legal & General Group PLC	1,945,427	4,143,604
Lloyds Banking Group PLC (b)	8,612,900	5,400,517
Next PLC	49,100	2,735,389
Ophir Energy PLC (b)	243,300	2,388,714
Pearson PLC	120,400	2,352,504
Rolls-Royce Holdings PLC	339,800	4,625,615
Royal Dutch Shell PLC, Class B	140,453	4,985,139
SABMiller PLC	188,200	8,266,222
Sage Group PLC (The)	409,600	2,072,896
Scottish & Southern Energy PLC	326,100	7,330,078
Serco Group PLC	90,357	846,269
Standard Chartered PLC	162,777	3,679,931

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Tullow Oil PLC	267,744	$5,923,234
UBM PLC	204,900	2,319,415
Unilever PLC	209,800	7,629,436
Vodafone Group PLC	8,218,091	23,323,023
William Hill PLC	266,400	1,362,818
Wolseley PLC	102,400	4,368,691
WPP PLC	210,020	2,853,864
Total		247,211,315
Total Common Stocks (Cost: $1,016,110,432)		$1,104,806,244

Preferred Stocks 1.3%
GERMANY 1.3%
Henkel AG & Co. KGaA	49,300	$3,920,914
ProSiebenSat.1 Media AG	166,600	$4,197,221
Volkswagen AG	41,700	$7,606,614
Total		15,724,749
Total Preferred Stocks (Cost: $14,343,418)		$15,724,749

	Shares	Value

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	38,440,983	$38,440,983
Total Money Market Funds (Cost: $38,440,983)		$38,440,983
Total Investments
(Cost: $1,068,894,833) (e)		$1,158,971,976(f)
Other Assets & Liabilities, Net		8,103,523
Net Assets		$1,167,075,499

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2012

At September 30, 2012, $1,290,500 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini MSCI EAFE Index	290	21,723,900	December 2012	—	(1,035,729)

Notes to Portfolio of Investments

(a)                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $2,076,259 or 0.18% of net assets.

(b)                                     Non-income producing.

(c)                                     The rate shown is the seven-day current annualized yield at September 30, 2012.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	33,560,074	222,084,019	(217,203,110)	38,440,983	46,649	38,440,983

(e)                                     At September 30, 2012, the cost of securities for federal income tax purposes was approximately $1,068,895,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$120,946,000
Unrealized Depreciation	(30,869,000)
Net Unrealized Appreciation	$90,077,000

(f)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	112,757,591	—	112,757,591
Consumer Staples	—	132,591,339	—	132,591,339
Energy	—	95,760,640	—	95,760,640
Financials	—	259,300,085	—	259,300,085
Health Care	2,289,849	105,549,181	—	107,839,030
Industrials	—	132,394,629	—	132,394,629
Information Technology	—	55,221,723	—	55,221,723
Materials	—	104,342,689	—	104,342,689
Telecommunication Services	—	61,399,955	—	61,399,955
Utilities	—	43,198,563	—	43,198,563
Preferred Stocks
Consumer Discretionary	—	11,803,835	—	11,803,835
Consumer Staples	—	3,920,914	—	3,920,914
Total Equity Securities	2,289,849	1,118,241,144	—	1,120,530,993

Other
Money Market Funds	38,440,983	—	—	38,440,983
Total Other	38,440,983	—	—	38,440,983

Investments in Securities	40,730,832	1,118,241,144	—	1,158,971,976
Derivatives
Liabilities
Futures Contracts	(1,035,729)	—	—	(1,035,729)
Total	39,695,103	1,118,241,144	—	1,157,936,247

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Preferred
Stocks ($)
Balance as of December 31, 2011	28,279
Accrued discounts/premiums	—
Realized gain (loss)	2,179
Change in unrealized appreciation (depreciation)(a)	(2,231)
Sales	(28,227)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2012	—

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.7%
Banking 1.7%
Australia & New Zealand Banking Group Ltd. (a)
10/06/15	1.000%	$11,600,000	$11,581,230
Nordea Eiendomskreditt AS (a)(b)
04/07/14	0.880%	22,590,000	22,168,572
Total			33,749,802
Total Corporate Bonds & Notes (Cost: $34,166,568)			$33,749,802

Residential Mortgage-Backed Securities - Agency 43.4%
Federal Home Loan Mortgage Corp. (b)(c)
01/01/42	2.908%	4,789,728	5,053,857
08/01/41	3.564%	6,401,220	6,777,373
07/01/38	5.830%	12,950,812	14,085,476
06/01/37	6.054%	4,264,238	4,643,871
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	6.294%	2,416,502	2,803,512
CMO Series T-51 Class 2A
08/25/42	7.500%	2,607,240	3,127,786
Federal Home Loan Mortgage Corp. (c)
08/01/32	3.500%	32,431,033	35,266,215
06/01/42	4.000%	4,246,860	4,715,175
02/01/35	6.000%	6,916,545	7,750,390
11/01/37-12/01/38	6.500%	3,786,881	4,231,858
05/01/35	7.000%	9,784,454	11,634,388
CMO Series 3035 Class PA
09/15/35	5.500%	4,351,419	4,845,388
CMO Series 3537 Class DL
05/15/39	6.000%	9,987,140	11,075,628
CMO Series 3704 Class CT
12/15/36	7.000%	3,311,516	3,870,145
Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.000%	2,339	2,671
CMO Series T-57 Class 1A3
07/25/43	7.500%	592,890	688,870
CMO Series T-59 Class 1A3
10/25/43	7.500%	244,647	281,627
CMO Series T-60 Class 1A2
03/25/44	7.000%	238,848	280,988
CMO Series T-60 Class 1A3
03/25/44	7.500%	97,410	112,350
Federal Home Loan Mortgage Corp. (c)(d)(e)
10/15/32	3.500%	17,745,000	19,347,373
Federal National Mortgage Association (b)(c)
09/01/42	2.206%	12,082,000	12,605,669
02/01/42	2.599%	5,416,746	5,678,361
08/01/42	3.013%	6,512,127	6,903,930
10/01/41	3.070%	2,351,998	2,480,603
07/01/42	3.196%	5,540,747	5,874,411
10/01/41	3.207%	18,414,934	19,435,011
09/01/41	3.272%	18,732,482	19,778,244
09/01/41	3.292%	18,171,203	19,185,471

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/01/41	3.318%	$13,734,749	$14,482,811
10/01/41	3.411%	4,931,928	5,224,288
08/01/41	3.583%	4,275,499	4,525,046
09/01/41	3.604%	14,161,460	15,002,579
08/01/41	3.731%	7,508,047	7,956,222
04/01/38	5.163%	3,017,037	3,254,582
09/01/37	5.534%	3,698,181	4,015,454
06/01/39	5.593%	14,178,774	15,397,077
04/01/36	5.718%	1,561,713	1,700,590
CMO Series 1999-T2 Class A1
01/19/39	7.500%	431,205	488,393
CMO Series 2001-W3 Class A
09/25/41	7.000%	207,482	240,522
CMO Series 2002-W1 Class 2A
02/25/42	7.014%	778,276	915,222
CMO Series 2002-W6 Class 2A1
06/25/42	6.628%	14,411	16,533
CMO Series 2003-W1 Class 2A
12/25/42	6.994%	444,182	524,056
CMO Series 2003-W4 Class 4A
10/25/42	7.252%	1,236,579	1,470,595
CMO Series 2010-111 Class WA
10/25/40	6.029%	2,504,740	2,912,668
Federal National Mortgage Association (c)
09/01/32	3.500%	29,180,576	31,534,716
07/01/32-09/01/42	4.000%	116,189,565	129,174,564
03/01/39	5.000%	4,827,125	5,500,336
04/01/35-03/01/40	6.000%	46,310,283	51,959,175
12/01/33-02/01/41	6.500%	18,922,532	21,730,975
04/01/35	7.000%	3,696,274	4,433,031
CMO Series 2000-T6 Class A1
06/25/30	7.500%	915,299	1,070,589
CMO Series 2001-T1 Class A1
10/25/40	7.500%	3,495,089	4,050,280
CMO Series 2001-T3 Class A1
11/25/40	7.500%	986,985	1,126,284
CMO Series 2001-T4 Class A1
07/25/41	7.500%	145,530	175,336
CMO Series 2001-T8 Class A1
07/25/41	7.500%	2,661,278	2,914,861
CMO Series 2002-14 Class A1
01/25/42	7.000%	1,068,876	1,245,354
CMO Series 2002-14 Class A2
01/25/42	7.500%	2,176,522	2,562,907
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,413,313	1,667,463
CMO Series 2002-26 Class A2
01/25/48	7.500%	1,927,703	2,276,336
CMO Series 2002-33 Class A2
06/25/32	7.500%	227,775	269,366
CMO Series 2002-90 Class A1
06/25/42	6.500%	40,119	47,307
CMO Series 2002-T12 Class A3
05/25/42	7.500%	873,942	1,042,300
CMO Series 2002-T16 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/25/42	7.000%	$39,622	$46,687
CMO Series 2002-W8 Class A3
06/25/42	7.500%	185,386	211,748
CMO Series 2003-25 Class KP
04/25/33	5.000%	7,163,564	7,929,850
CMO Series 2003-W2 Class 1A1
07/25/42	6.500%	28,369	33,103
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	225,226	262,660
CMO Series 2004-W2 Class 5A
03/25/44	7.500%	475,791	557,798
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	7,273,447	8,190,763
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	1,374,095	1,588,668
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	2,557,502	2,984,751
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	2,226,001	2,606,075
CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	137,588	160,536
CMO Series 2006-114 Class PD
12/25/36	6.000%	11,512,628	13,017,363
CMO Series 2006-4 Class MD
03/25/35	6.000%	2,257,000	2,513,716
CMO Series 2009-14 Class A
06/25/35	7.000%	5,167,243	5,882,436
CMO Series 2010-60 Class HJ
05/25/40	5.500%	31,192,273	35,129,673
CMO Series 2010-71 Class HJ
07/25/40	5.500%	5,442,464	6,054,316
CMO Series 2012-3 Class CD
02/25/42	7.000%	13,876,640	15,490,757
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	2,181,543	2,586,246
Federal National Mortgage Association (c)(d)
11/25/42	2.270%	23,940,000	25,062,187
10/25/32	3.500%	13,711,000	14,701,834
Federal National Mortgage Association (e)(f)
06/13/42	4.000%	30,053,032	33,376,474
08/01/37	6.000%	28,718,334	32,281,839
08/01/37-06/01/38	6.500%	43,796,166	50,031,513
Government National Mortgage Association (b)(c)
01/20/42-07/20/42	3.000%	7,047,969	7,488,906
05/20/41- 07/20/41	3.500%	3,643,915	3,899,817
Government National Mortgage Association (c)
09/15/35	6.000%	26,692,096	30,346,566
08/15/36	6.500%	2,812,553	3,372,051
CMO Series 2002-47 Class PY
07/20/32	6.000%	5,605,743	6,468,506
CMO Series 2009-42 Class CT

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/16/35	6.000%	$9,667,353	$11,135,553
Total Residential Mortgage-Backed Securities - Agency (Cost: $884,808,082)			$896,856,851

Commercial Mortgage-Backed Securities - Agency 0.3%
Federal National Mortgage Association CMO Series 2011-M2 Class A1 (c)
07/25/21	2.019%	6,005,132	6,201,578
Total Commercial Mortgage-Backed Securities - Agency (Cost: $6,031,752)			$6,201,578

Commercial Mortgage-Backed Securities - Non-Agency 4.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-6 Class A5 (c)
12/10/42	4.811%	5,690,600	6,108,233
Citigroup Commercial Mortgage Trust Series 2005-EMG Class A4 (a)(c)
09/20/51	4.518%	361,093	363,760
Commercial Mortgage Pass-Through Certificates Series 2012-CR1 Class A2 (c)
05/15/45	2.350%	4,195,000	4,408,018
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4 (b)(c)
02/15/38	5.014%	4,577,000	4,977,099
DBUBS Mortgage Trust (a)(c)
Series 2011-LC2A Class A1
07/10/44	3.527%	6,201,193	6,778,163
DBUBS Mortgage Trust (c)
Series 2011-LC3A Class A1
08/10/44	2.238%	3,909,439	4,009,583
DDR Corp. Series 2009-DDR1 Class A (a)(c)
10/14/22	3.807%	25,086,614	26,389,839
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4 (b)(c)
08/10/38	5.301%	4,734,000	5,089,746
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41 (b)(c)
04/10/37	5.243%	8,907,000	9,067,397
LB-UBS Commercial Mortgage Trust (b)(c)
Series 2004-C6 Class A6
08/15/29	5.020%	4,984,000	5,310,432
Series 2005-C7 Class A3
11/15/30	5.622%	3,163,000	3,294,005
Morgan Stanley Capital I, Inc. (c)
Series 2005-T17 Class A5
12/13/41	4.780%	5,585,000	6,025,255
Series 2012-C4 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
03/15/45	2.111%	$11,238,000	$11,684,808
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $92,343,525)			$93,506,338

Asset-Backed Securities - Non-Agency 9.8%
Ally Master Owner Trust (a)
Series 2010-2 Class A
04/15/17	4.250%	18,236,000	19,644,622
Ally Master Owner Trust (b)
Series 2012-1 Class A1
02/15/17	1.021%	11,671,000	11,740,602
Series 2012-3 Class A1
06/15/17	0.921%	11,413,000	11,459,338
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A2
04/08/16	0.490%	9,598,000	9,598,302
American Express Credit Account Master Trust Series 2012-3 Class A (b)
03/15/18	0.371%	11,650,000	11,650,338
Citibank Omni Master Trust (a)
Series 2009-A17 Class A17
11/15/18	4.900%	4,462,000	4,863,620
Citibank Omni Master Trust (a)(b)
Series 2009-A14A Class A14
08/15/18	2.971%	13,651,000	14,290,468
Discover Card Master Trust Series 2012-A5 Class A5 (b)
01/16/18	0.421%	8,963,000	8,964,759
Ford Credit Floorplan Master Owner Trust Series 2012-4 Class A2 (b)
09/15/16	0.569%	6,867,000	6,867,144
MMCA Automobile Trust Series 2009A Class A4 (a)
11/16/15	6.250%	2,721,669	2,775,895
Nelnet Student Loan Trust (b)
Series 2006-2 Class A4
10/26/26	0.531%	22,513,901	22,481,638
Series 2007-1 Class A1
11/27/18	0.437%	2,997,137	2,985,880
SLM Student Loan Trust (a)(b)
Series 2003-12 Class A5
09/15/22	0.669%	7,329,000	7,329,088
Series 2011-B Class A1
12/16/24	1.071%	5,469,590	5,488,892
Series 2011-C Class A1
12/15/23	1.621%	5,273,768	5,338,040
Series 2012-C Class A1
08/15/23	1.321%	10,204,421	10,286,078
SLM Student Loan Trust (b)
Series 2002-6 Class A4CP
03/15/19	0.460%	2,693,706	2,697,359
Series 2005-1 Class A2
04/27/20	0.531%	3,302,950	3,278,465

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2005-10 Class A5
07/26/21	0.581%	$12,937,000	$12,624,998
Series 2005-6 Class A5B
07/27/26	1.651%	1,312,000	1,327,846
Series 2008-4 Class A3
10/25/17	1.701%	4,229,000	4,338,908
Series 2010-1 Class A
03/25/25	0.617%	4,507,069	4,511,743
Series 2012-3 Class A
12/26/25	0.867%	8,342,146	8,379,235
Santander Drive Auto Receivables Trust
Series 2012-5 Class A2
12/15/15	0.570%	6,986,000	6,987,783
Series 2012-5 Class A3
12/15/16	0.830%	2,371,000	2,374,868
Total Asset-Backed Securities - Non-Agency (Cost: $201,799,772)			$202,285,909

U.S. Treasury Obligations 34.9%
U.S. Treasury
11/15/13	0.500%	59,641,000	59,836,697
07/31/14	0.125%	66,211,000	66,073,943
08/31/14	0.250%	71,072,000	71,085,859
09/15/15	0.250%	14,279,000	14,254,455
U.S. Treasury (f)
07/15/13	1.000%	262,274,000	263,964,356
03/31/14	0.250%	98,960,000	98,990,925
03/31/14	1.750%	143,977,000	147,250,173
Total U.S. Treasury Obligations (Cost: $721,069,397)			$721,456,408

U.S. Government & Agency Obligations 5.0%
Federal Home Loan Banks
10/18/13	3.625%	50,000,000	51,772,150
11/20/15	0.500%	51,000,000	51,126,888
Total U.S. Government & Agency Obligations (Cost: $102,910,727)			$102,899,038

Foreign Government Obligations 1.1%
AUSTRALIA 1.1%
Westpac Banking Corp. (a)
07/17/15	1.375%	22,345,000	22,628,781
Total Foreign Government Obligations (Cost: $22,336,509)			$22,628,781

	Shares	Value

Money Market Funds 4.0%
Columbia Short-Term Cash Fund, 0.151% (g)(h)	83,214,427	$83,214,427
Total Money Market Funds (Cost: $83,214,427)		$83,214,427

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.4%
Asset-Backed Commercial Paper 2.5%
Atlantis One
12/03/12	0.350%	9,987,945	9,987,945
Cancara Asset Securitisation LLC
10/04/12	0.200%	999,833	999,833
Kells Funding LLC
10/17/12	0.451%	4,993,313	4,993,313
10/30/12	0.360%	4,995,450	4,995,450
11/01/12	0.360%	4,995,400	4,995,400
11/26/12	0.330%	1,998,350	1,998,350
Salisbury Receivables Co. LLC
10/17/12	0.310%	4,996,297	4,996,297
11/15/12	0.310%	4,996,254	4,996,254
11/16/12	0.310%	4,996,211	4,996,211
Suncorp Metway Ltd.
10/09/12	0.450%	3,996,850	3,996,850
Surrey Funding Corp.
10/03/12	0.290%	4,997,503	4,997,503
Total			51,953,406
Certificates of Deposit 7.3%
ABM AMRO Bank NV
11/08/12	0.490%	4,993,747	4,993,747
11/08/12	0.490%	4,993,747	4,993,747
Australia and New Zealand Bank Group Ltd.
10/12/12	0.240%	5,000,000	5,000,000
Barclays Bank PLC
10/26/12	0.310%	10,000,000	10,000,000
DZ Bank AG
10/29/12	0.380%	10,000,000	10,000,000
11/23/12	0.360%	2,997,242	2,997,242
Development Bank of Singapore Ltd.
10/22/12	0.240%	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
11/14/12	0.340%	4,995,655	4,995,655
11/21/12	0.340%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
10/04/12	0.240%	10,000,000	10,000,000
National Australia Bank
10/29/12	0.291%	5,999,866	5,999,866
National Bank of Canada
11/09/12	0.287%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Norinchukin Bank
11/21/12	0.370%	$10,000,000	$10,000,000
11/21/12	0.370%	5,000,000	5,000,000
Pohjola Bank PLC
10/09/12	0.290%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	12,000,000	12,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	3,987,231	3,987,231
Sumitomo Mitsui Banking Corp.
12/05/12	0.320%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.470%	10,000,000	10,000,000
Union Bank of Switzerland
10/10/12	0.350%	10,000,000	10,000,000
United Overseas Bank Ltd.
10/10/12	0.240%	5,000,000	5,000,000
Total			149,967,488
Commercial Paper 1.5%
Macquarie Bank Ltd.
10/19/12	0.960%	6,500,000	6,500,000
PB Capital Corp.
10/19/12	0.671%	3,996,352	3,996,352
Rabobank
03/07/13	0.431%	4,989,608	4,989,608
Societe Generale
10/01/12	0.180%	9,999,850	9,999,850
Suncorp Metway Ltd.
10/15/12	0.450%	4,996,063	4,996,063
Total			30,481,873
Repurchase Agreements 3.1%
Mizuho Securities USA, Inc. dated 09/28/12, matures 10/01/12, repurchase price $18,000,450 (i)
	0.300%	18,000,000	18,000,000
Natixis Financial Products, Inc. dated 09/28/12, matures 10/01/12, repurchase price $20,000,583 (i)
	0.350%	20,000,000	20,000,000
RBS Securities, Inc. dated 09/28/12, matures 10/01/12, repurchase price $25.000,563 (i)
	0.270%	25,000,000	25,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 09/28/12, matures 10/01/12, repurchase price $1,105,351 (i)
	0.200%	$1,105,333	$1,105,333
Total			64,105,333

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $296,508,100)	$296,508,100
Total Investments
(Cost: $2,445,188,859) (i)	$2,459,307,232(j)
Other Assets & Liabilities, Net	(393,691,985)
Net Assets	$2,065,615,247

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $159,927,048 or 7.74% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2012, the value of these securities amounted to $19,347,373, which represents 0.94% of net assets.

(f)	At September 30, 2012, security was partially or fully on loan.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	91,890,502	2,270,613,071	(2,279,289,146)	83,214,427	95,617	83,214,427

(i)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.300%)

Security Description	Value ($)

Fannie Mae REMICS	1,951,089
Federal Farm Credit Banks	943,173
Freddie Mac REMICS	2,770,923
Ginnie Mae I Pool	9,806
United States Treasury Note/Bond	12,685,009
Total Market Value of Collateral Securities	18,360,000

Natixis Financial Products, Inc. (0.350%)

Security Description	Value ($)

Fannie Mae Pool	1,129,340
Fannie Mae REMICS	4,866,601
Fannie Mae-Aces	50,634
Freddie Mac Reference REMIC	77
Freddie Mac REMICS	5,326,617
Government National Mortgage Association	9,027,326
Total Market Value of Collateral Securities	20,400,595

RBS Securities, Inc. (0.270%)

Security Description	Value ($)

United States Treasury Note/Bond	25,500,192
Total Market Value of Collateral Securities	25,500,192

Societe Generale (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	201,458
United States Treasury Note/Bond	680,721
United States Treasury Strip Coupon	58,851
United States Treasury Strip Principal	186,410
Total Market Value of Collateral Securities	1,127,440

(j)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $2,445,189,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,248,000
Unrealized Depreciation	(2,130,000)
Net Unrealized Appreciation	$14,118,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	33,749,802	—	33,749,802
Residential Mortgage-Backed Securities - Agency	—	852,447,291	44,409,560	896,856,851
Commercial Mortgage-Backed Securities - Agency	—	6,201,578	—	6,201,578
Commercial Mortgage-Backed Securities - Non-Agency	—	93,506,338	—	93,506,338
Asset-Backed Securities - Non-Agency	—	202,285,909	—	202,285,909
U.S. Treasury Obligations	721,456,408	—	—	721,456,408
U.S. Government & Agency Obligations	—	102,899,038	—	102,899,038
Foreign Government Obligations	—	22,628,781	—	22,628,781
Total Bonds	721,456,408	1,313,718,737	44,409,560	2,079,584,705

Other
Money Market Funds	83,214,427	—	—	83,214,427
Investments of Cash Collateral Received for Securities on Loan	—	296,508,100	—	296,508,100
Total Other	83,214,427	296,508,100	—	379,722,527
Total	804,670,835	1,610,226,837	44,409,560	2,459,307,232

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential Mortgage-Backed
Securities Agency ($)
Balance as of December 31, 2011	20,492,100
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	199,253
Sales	(20,424,375)
Purchases	44,142,582
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2012	44,409,560

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $266,978.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 20, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2012